Brighthouse Funds Trust II

Schedule of Investments
September 30, 2020

Brighthouse Funds Trust II

Schedule of Investments as of September 30, 2020

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-53

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-57

Brighthouse Asset Allocation 20 Portfolio	BHFTII-60

Brighthouse Asset Allocation 40 Portfolio	BHFTII-61

Brighthouse Asset Allocation 60 Portfolio	BHFTII-62

Brighthouse Asset Allocation 80 Portfolio	BHFTII-63

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-64

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-68

Brighthouse/Wellington Balanced Portfolio	BHFTII-107

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-138

Frontier Mid Cap Growth Portfolio	BHFTII-141

Jennison Growth Portfolio	BHFTII-145

Loomis Sayles Small Cap Core Portfolio	BHFTII-149

Loomis Sayles Small Cap Growth Portfolio	BHFTII-155

MetLife Aggregate Bond Index Portfolio	BHFTII-159

MetLife Mid Cap Stock index Portfolio	BHFTII-177

MetLife MSCI EAFE® Index Portfolio	BHFTII-186

MetLife Russell 2000® Index Portfolio	BHFTII-198

MetLife Stock Index Portfolio	BHFTII-218

MFS® Total Return Portfolio	BHFTII-228

MFS® Value Portfolio	BHFTII-242

Neuberger Berman Genesis Portfolio	BHFTII-246

T. Rowe Price Large Cap Growth Portfolio	BHFTII-249

T. Rowe Price Small Cap Growth Portfolio	BHFTII-256

Van Eck Global Natural Resources Portfolio	BHFTII-263

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-267

Western Asset Management U.S. Government Portfolio	BHFTII-292

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg Barclays sponsors the Bloomberg Barclays U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Argentina—4.5%
MercadoLibre, Inc. (a)	77,670	$84,076,222

Australia—2.3%
Cochlear, Ltd.	116,825	16,605,102
CSL, Ltd.	123,821	25,512,305

		42,117,407

Belgium—0.7%
Umicore S.A.	318,994	13,282,362

Brazil—0.3%
Itau Unibanco Holding S.A. (ADR)	1,380,042	5,492,567

Canada—1.8%
Constellation Software, Inc.	15,376	17,085,946
Ritchie Bros. Auctioneers, Inc.	286,216	16,958,298

		34,044,244

China—12.0%
Alibaba Group Holding, Ltd. (a)	1,675,972	61,975,210
KE Holdings, Inc. (ADR) (a) (b)	154,535	9,472,996
Meituan Dianping - Class B (a)	859,400	27,027,505
Ping An Healthcare and Technology Co., Ltd. (a) (b)	1,658,600	21,419,298
Ping An Insurance Group Co. of China, Ltd. - Class H	1,819,000	18,765,228
Prosus NV (a)	183,997	16,967,836
Tencent Holdings, Ltd.	714,100	47,554,327
Tencent Music Entertainment Group (ADR) (a) (b)	1,328,385	19,620,246

		222,802,646

Denmark—4.0%
Chr Hansen Holding A/S	152,141	16,908,970
DSV Panalpina A/S	187,941	30,669,978
Novozymes A/S - B Shares	413,640	26,017,553

		73,596,501

Finland—2.0%
Kone Oyj - Class B	427,242	37,559,711

France—3.0%
Danone S.A.	251,693	16,279,781
Edenred	520,217	23,339,717
Legrand S.A.	203,116	16,215,487

		55,834,985

Germany—8.8%
Deutsche Boerse AG	244,207	42,887,413
Rational AG	30,151	23,646,172
SAP SE	284,697	44,333,981
Scout24 AG	612,465	53,458,078

		164,325,644

Hong Kong—3.8%
AIA Group, Ltd.	3,874,400	38,167,406

Hong Kong—(Continued)
Hong Kong Exchanges and Clearing, Ltd.	710,800	$33,410,713

		71,578,119

India—1.6%
Housing Development Finance Corp., Ltd.	1,267,100	29,950,904

Ireland—4.8%
CRH plc	570,863	20,551,181
Kingspan Group plc	391,614	35,618,520
Ryanair Holdings plc (ADR) (a)	399,456	32,659,523

		88,829,224

Japan—12.5%
Denso Corp.	441,000	19,316,942
FANUC Corp.	110,400	21,178,825
Japan Exchange Group, Inc.	1,081,000	30,251,247
Nidec Corp.	424,400	39,469,636
Nintendo Co., Ltd.	40,100	22,796,062
Shimano, Inc.	133,200	26,224,858
SMC Corp.	60,200	33,504,768
Sony Corp.	307,500	23,519,111
Toyota Tsusho Corp.	565,500	15,793,052

		232,054,501

Netherlands—5.8%
Adyen NV (a)	6,239	11,497,584
ASML Holding NV	59,528	21,950,030
Heineken Holding NV	220,567	17,165,573
IMCD NV	199,004	23,694,369
Just Eat Takeaway (a)	297,507	33,268,373

		107,575,929

Panama—0.5%
Copa Holdings S.A. - Class A	187,362	9,431,803

Peru—0.5%
Credicorp, Ltd. (b)	80,177	9,941,146

Russia—1.1%
Magnit PJSC (GDR)	725,205	10,819,918
MMC Norilsk Nickel PJSC (ADR)	438,612	10,545,100

		21,365,018

Singapore—0.6%
United Overseas Bank, Ltd.	823,864	11,565,535

South Africa—0.9%
Discovery, Ltd.	2,168,742	16,544,529

South Korea—3.4%
NAVER Corp.	96,929	24,541,548
Samsung Electronics Co., Ltd.	762,765	38,432,428

		62,973,976

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Spain—3.3%
Amadeus IT Group S.A.	368,458	$20,447,935
Bankinter S.A.	2,167,558	9,326,107
Grifols S.A.	353,499	10,187,725
Grifols S.A. (ADR)	251,270	4,359,534
Industria de Diseno Textil S.A	621,624	17,282,828

		61,604,129

Sweden—3.0%
Atlas Copco AB - B Shares	785,525	32,727,443
Epiroc AB - Class B	1,606,256	22,340,078

		55,067,521

Switzerland—4.7%
Cie Financiere Richemont S.A.	236,882	15,866,544
Kuehne & Nagel International AG	106,834	20,715,610
Nestle S.A.	309,632	36,734,460
Temenos AG	101,281	13,639,148

		86,955,762

Taiwan—4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,219,000	78,381,946

United Kingdom—7.0%
Burberry Group plc	694,897	13,913,345
Experian plc	835,843	31,277,927
Hargreaves Lansdown plc	1,077,142	21,592,034
Prudential plc	1,770,953	25,283,444
Rio Tinto plc	487,974	29,443,418
St. James’s Place plc	813,413	9,719,336

		131,229,504

United States—1.8%
Spotify Technology S.A. (a)	136,466	33,102,558

Total Common Stocks (Cost $1,258,312,929)		1,841,284,393

Preferred Stock—0.2%

Spain—0.2%
Grifols S.A. - Class B (Cost $5,450,442)	224,157	3,843,620

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $14,774,382; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $15,069,907.	14,774,382	14,774,382

Total Short-Term Investments (Cost $14,774,382)		14,774,382

Securities Lending Reinvestments (c)—0.7%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.5%
HSBC Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,514,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 6.125%, maturity dates ranging from 09/30/22 - 05/15/49, and an aggregate market value of $2,564,366.	2,514,079	$2,514,079
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,500,004; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,550,000.	2,500,000	2,500,000
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,300,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,441,271.	1,300,000	1,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $816; collateralized by various Common Stock with an aggregate market value of $907.	816	816
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,223,078	2,000,000	2,000,000

		8,314,895

Mutual Funds—0.2%
BlackRock Liquidity Funds, Institutional Shares 0.010% (d)	1,700,000	1,700,000
Fidelity Government Portfolio, Institutional Class 0.030% (d)	800,000	800,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (d)	1,200,000	1,200,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (d)	500,000	500,000

		4,200,000

Total Securities Lending Reinvestments (Cost $12,514,895)		12,514,895

Total Investments—100.6% (Cost $1,291,052,648)		1,872,417,290
Other assets and liabilities (net)—(0.6)%		(11,437,624)

Net Assets—100.0%		$1,860,979,666

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $30,400,148 and the collateral received consisted of cash in the amount of $12,514,895 and non-cash collateral with a value of $20,025,607. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Internet & Direct Marketing Retail	12.0
Machinery	9.2
Capital Markets	7.4
Interactive Media & Services	6.7
Semiconductors & Semiconductor Equipment	5.4
Insurance	5.3
Software	4.5
Entertainment	4.1
Chemicals	3.0
Electrical Equipment	3.0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$84,076,222	$—	$—	$84,076,222
Australia	—	42,117,407	—	42,117,407
Belgium	—	13,282,362	—	13,282,362
Brazil	5,492,567	—	—	5,492,567
Canada	34,044,244	—	—	34,044,244
China	29,093,242	193,709,404	—	222,802,646
Denmark	—	73,596,501	—	73,596,501
Finland	—	37,559,711	—	37,559,711
France	—	55,834,985	—	55,834,985
Germany	—	164,325,644	—	164,325,644
Hong Kong	—	71,578,119	—	71,578,119
India	—	29,950,904	—	29,950,904
Ireland	32,659,523	56,169,701	—	88,829,224
Japan	—	232,054,501	—	232,054,501
Netherlands	—	107,575,929	—	107,575,929
Panama	9,431,803	—	—	9,431,803
Peru	9,941,146	—	—	9,941,146
Russia	—	21,365,018	—	21,365,018
Singapore	—	11,565,535	—	11,565,535
South Africa	—	16,544,529	—	16,544,529
South Korea	—	62,973,976	—	62,973,976
Spain	4,359,534	57,244,595	—	61,604,129
Sweden	—	55,067,521	—	55,067,521
Switzerland	—	86,955,762	—	86,955,762
Taiwan	—	78,381,946	—	78,381,946
United Kingdom	—	131,229,504	—	131,229,504
United States	33,102,558	—	—	33,102,558
Total Common Stocks	242,200,839	1,599,083,554	—	1,841,284,393
Total Preferred Stock*	—	3,843,620	—	3,843,620
Total Short-Term Investment*	—	14,774,382	—	14,774,382
Securities Lending Reinvestments
Repurchase Agreements	—	8,314,895	—	8,314,895
Mutual Funds	4,200,000	—	—	4,200,000
Total Securities Lending Reinvestments	4,200,000	8,314,895	—	12,514,895
Total Investments	$246,400,839	$1,626,016,451	$—	$1,872,417,290

Collateral for Securities Loaned (Liability)	$—	$(12,514,895)	$—	$(12,514,895)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—39.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.9%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	184,602	$192,747
2.000%, 11/01/31	2,271,755	2,369,482
2.000%, 12/01/31	249,982	261,019
2.000%, 03/01/32	1,521,185	1,588,467
2.500%, 09/01/27	188,835	198,633
2.500%, 02/01/28	22,640	23,691
2.500%, 04/01/28	58,106	61,539
2.500%, 08/01/28	159,834	169,731
2.500%, 01/01/30	889,435	945,521
2.500%, 02/01/30	101,744	107,573
2.500%, 03/01/30	167,561	178,127
2.500%, 07/01/30	633,619	671,956
2.500%, 08/01/30	2,058,650	2,187,420
2.500%, 09/01/30	1,041,605	1,109,078
2.500%, 11/01/30	2,108,417	2,239,799
2.500%, 03/01/31	114,000	119,190
2.500%, 06/01/31	586,533	628,349
2.500%, 07/01/31	327,482	350,854
2.500%, 08/01/31	51,434	54,966
2.500%, 10/01/31	2,902,892	3,106,837
2.500%, 11/01/31	1,812,595	1,942,462
2.500%, 02/01/32	86,476	92,092
2.500%, 03/01/32	287,225	308,523
2.500%, 08/01/32	2,120,144	2,262,974
2.500%, 02/01/33	3,653,846	3,869,380
3.000%, 04/01/28	120,577	128,367
3.000%, 05/01/28	130,399	139,702
3.000%, 10/01/28	280,505	300,241
3.000%, 11/01/28	2,016,095	2,155,570
3.000%, 12/01/28	566,742	598,771
3.000%, 01/01/29	205,003	216,075
3.000%, 04/01/29	911,388	975,162
3.000%, 05/01/29	1,342,779	1,432,796
3.000%, 08/01/29	1,321,283	1,418,822
3.000%, 10/01/29	356,551	384,265
3.000%, 03/01/30	757,985	816,948
3.000%, 04/01/30	614,454	660,450
3.000%, 05/01/30	972,431	1,048,732
3.000%, 07/01/30	711,516	767,523
3.000%, 08/01/30	3,440,230	3,702,770
3.000%, 09/01/30	831,271	894,375
3.000%, 08/01/31	3,257,240	3,504,382
3.000%, 09/01/31	356,261	384,287
3.000%, 03/01/32	716,001	770,599
3.500%, 08/01/28	324,926	348,953
3.500%, 10/01/28	2,064,205	2,245,209
3.500%, 11/01/28	2,344,015	2,548,366
3.500%, 02/01/29	2,742,091	2,959,854
3.500%, 04/01/29	695,595	743,117
3.500%, 05/01/29	2,171,720	2,334,959
3.500%, 06/01/29	1,533,822	1,668,513
3.500%, 07/01/29	804,179	874,025
3.500%, 09/01/29	139,786	151,526
3.500%, 08/01/30	658,775	716,530
3.500%, 11/01/32	174,157	192,121

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 01/01/33	114,374	126,141
4.000%, 10/01/33	8,589,438	9,281,342
4.500%, 12/01/20	312	327
4.500%, 02/01/25	171,738	181,971
4.500%, 04/01/25	38,366	40,739
4.500%, 07/01/25	133,914	142,395
4.500%, 06/01/26	896,449	952,619
Fannie Mae 20 Yr. Pool
3.000%, 04/01/36	28,989	30,499
3.000%, 08/01/36	32,822	34,536
3.000%, 10/01/36	168,820	179,202
3.000%, 11/01/36	889,104	957,030
3.000%, 12/01/36	1,315,123	1,418,101
3.000%, 03/01/38	1,249,126	1,313,283
3.000%, 04/01/38	553,201	582,867
3.000%, 06/01/38	909,251	952,044
Fannie Mae 30 Yr. Pool
2.500%, 10/01/50	7,703,940	8,222,671
3.000%, 12/01/42	5,675,438	6,175,316
3.000%, 01/01/43	3,761,836	4,069,488
3.000%, 03/01/43	11,456,909	12,281,043
3.000%, 04/01/43	9,966,933	10,739,900
3.000%, 05/01/43	2,911,884	3,117,342
3.000%, 06/01/43	604,123	658,646
3.000%, 06/01/46	46,382	49,744
3.000%, 08/01/46	61,610	67,541
3.000%, 11/01/46	3,004,717	3,247,033
3.000%, 01/01/47	321,900	350,532
3.000%, 02/01/47	778,831	842,076
3.000%, 03/01/47	2,616,801	2,815,314
3.000%, 08/01/50	31,169,005	33,096,026
3.000%, 09/01/50	2,339,730	2,458,441
3.500%, 01/01/42	539,952	590,682
3.500%, 04/01/42	288,793	312,185
3.500%, 05/01/42	224,106	242,126
3.500%, 06/01/42	595,113	657,537
3.500%, 07/01/42	95,802	104,618
3.500%, 08/01/42	145,794	158,020
3.500%, 10/01/42	731,248	793,117
3.500%, 11/01/42	1,627,053	1,765,210
3.500%, 12/01/42	831,508	899,648
3.500%, 02/01/43	1,120,480	1,238,288
3.500%, 03/01/43	1,215,794	1,343,673
3.500%, 04/01/43	40,037	43,437
3.500%, 05/01/43	199,428	218,968
3.500%, 06/01/43	893,363	966,681
3.500%, 07/01/43	3,805,515	4,194,739
3.500%, 08/01/43	5,362,756	5,940,441
3.500%, 09/01/43	89,578	99,703
3.500%, 11/01/43	1,092,019	1,207,428
3.500%, 01/01/44	817,811	903,947
3.500%, 06/01/44	132,273	146,700
3.500%, 07/01/44	39,312	43,447
3.500%, 02/01/45	759,904	829,350
3.500%, 07/01/45	2,275,179	2,501,930

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 10/01/45	964,030	$1,032,778
3.500%, 11/01/45	2,551,949	2,839,856
3.500%, 12/01/45	620,356	697,720
3.500%, 03/01/46	761,974	827,426
3.500%, 04/01/46	1,076,003	1,160,527
3.500%, 05/01/46	520,283	568,076
3.500%, 06/01/46	2,357,128	2,577,190
3.500%, 08/01/46	1,102,411	1,209,049
3.500%, 09/01/46	1,192,421	1,314,428
3.500%, 11/01/46	2,320,504	2,588,641
3.500%, 12/01/46	2,731,683	3,020,350
3.500%, 01/01/47	5,949,312	6,673,130
3.500%, 02/01/47	457,937	509,246
3.500%, 05/01/47	1,676,456	1,854,815
3.500%, 06/01/47	920,473	1,016,906
3.500%, 07/01/47	646,315	714,023
3.500%, 09/01/47	673,408	747,778
3.500%, 10/01/47	205,735	228,786
3.500%, 11/01/47	1,174,625	1,318,509
3.500%, 12/01/47	7,859,486	8,716,595
3.500%, 01/01/48	5,332,497	5,941,033
3.500%, 02/01/50	673,971	730,053
4.000%, 08/01/33	609,017	653,513
4.000%, 06/01/39	617,251	680,822
4.000%, 12/01/39	54,647	60,258
4.000%, 07/01/40	726,809	801,383
4.000%, 08/01/40	1,301,131	1,434,988
4.000%, 10/01/40	72,546	80,024
4.000%, 11/01/40	227,515	249,749
4.000%, 12/01/40	1,177,403	1,295,727
4.000%, 04/01/41	120,484	132,928
4.000%, 09/01/41	2,765,767	3,033,594
4.000%, 10/01/41	190,786	207,744
4.000%, 12/01/41	887,910	1,012,764
4.000%, 01/01/42	823,714	909,771
4.000%, 02/01/42	2,120,047	2,335,261
4.000%, 05/01/42	894,988	1,005,861
4.000%, 06/01/42	400,985	442,053
4.000%, 07/01/42	247,970	273,477
4.000%, 08/01/42	222,046	245,108
4.000%, 09/01/42	568,337	627,125
4.000%, 12/01/42	1,632,805	1,837,519
4.000%, 01/01/43	698,407	770,696
4.000%, 03/01/43	143,575	159,941
4.000%, 10/01/43	495,633	547,144
4.000%, 01/01/44	1,836,216	2,100,535
4.000%, 02/01/44	1,882,032	2,152,192
4.000%, 07/01/44	177,743	199,160
4.000%, 08/01/44	610,154	697,831
4.000%, 12/01/44	1,472,158	1,645,029
4.000%, 01/01/45	335,464	379,767
4.000%, 02/01/45	838,722	944,262
4.000%, 03/01/45	742,333	824,954
4.000%, 04/01/45	548,031	600,557
4.000%, 05/01/45	626,514	709,099

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/45	2,099,604	2,359,835
4.000%, 11/01/45	1,560,438	1,720,788
4.000%, 12/01/45	1,381,865	1,521,982
4.000%, 01/01/46	3,702,781	4,056,575
4.000%, 06/01/46	2,698,024	2,944,291
4.000%, 11/01/46	218,734	250,139
4.000%, 01/01/47	309,592	353,813
4.000%, 08/01/47	717,419	787,284
4.000%, 04/01/48	444,982	505,714
4.000%, 08/01/48	1,857,067	2,054,667
4.000%, 03/01/50	2,985,698	3,266,662
4.500%, 08/01/39	944,708	1,056,451
4.500%, 11/01/39	353,035	396,153
4.500%, 01/01/40	29,249	32,935
4.500%, 04/01/40	60,124	67,516
4.500%, 05/01/40	136,879	151,596
4.500%, 06/01/40	141,808	158,601
4.500%, 07/01/40	334,611	376,071
4.500%, 11/01/40	546,317	613,545
4.500%, 07/01/41	143,466	158,879
4.500%, 08/01/41	27,985	30,253
4.500%, 09/01/41	559,155	628,172
4.500%, 10/01/41	132,144	148,864
4.500%, 01/01/42	118,295	132,821
4.500%, 08/01/42	680,872	766,165
4.500%, 09/01/43	911,165	1,021,092
4.500%, 10/01/43	982,448	1,101,672
4.500%, 11/01/43	2,357,636	2,740,741
4.500%, 12/01/43	1,001,002	1,120,912
4.500%, 01/01/44	1,016,244	1,138,184
4.500%, 06/01/44	4,118,393	4,627,065
4.500%, 07/01/45	1,284,723	1,455,755
4.500%, 09/01/45	539,660	617,780
4.500%, 11/01/45	1,935,716	2,184,322
4.500%, 12/01/45	825,625	925,225
4.500%, 07/01/46	3,202,023	3,718,460
4.500%, 09/01/46	511,130	593,860
4.500%, 09/01/47	64,290	70,079
4.500%, 10/01/47	483,990	539,424
4.500%, 11/01/47	3,048,993	3,383,503
4.500%, 12/01/47	51,175	56,175
4.500%, 01/01/48	2,822,724	3,144,411
4.500%, 02/01/48	103,181	112,263
4.500%, 03/01/48	177,850	195,172
4.500%, 04/01/48	1,109,430	1,287,603
4.500%, 05/01/48	21,668,351	24,146,734
4.500%, 06/01/48	2,195,559	2,376,491
4.500%, 07/01/48	1,489,069	1,614,339
4.500%, 08/01/48	3,158,637	3,542,711
4.500%, 10/01/48	815,578	882,293
4.500%, 11/01/48	1,774,146	1,966,695
4.500%, 12/01/48	202,678	219,185
4.500%, 01/01/49	502,288	543,066
4.500%, 02/01/49	17,094,870	19,574,962
4.500%, 04/01/49	3,877,629	4,190,991

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 05/01/49	9,807,391	$11,383,899
4.500%, 01/01/50	32,036,262	34,591,337
5.000%, 11/01/32	2,535	2,794
5.000%, 09/01/35	145,813	167,562
5.000%, 06/01/39	6,268,607	7,174,402
5.000%, 04/01/41	22,531	25,259
5.000%, 07/01/41	250,212	286,875
5.000%, 08/01/41	208,563	239,710
5.000%, 01/01/42	48,923	53,554
5.500%, 11/01/32	742,151	867,545
5.500%, 12/01/32	121,077	141,621
5.500%, 01/01/33	440,688	511,676
5.500%, 12/01/33	155,798	182,419
5.500%, 05/01/34	1,290,461	1,519,303
5.500%, 08/01/37	1,354,690	1,595,037
5.500%, 02/01/38	242,282	280,112
5.500%, 03/01/38	140,233	162,402
5.500%, 04/01/38	103,240	114,475
5.500%, 06/01/38	237,753	270,076
5.500%, 12/01/38	88,817	98,611
5.500%, 01/01/39	190,278	219,789
5.500%, 08/01/39	160,676	185,348
5.500%, 12/01/39	276,712	318,483
5.500%, 04/01/40	45,821	52,611
5.500%, 04/01/41	184,767	213,134
6.000%, 02/01/34	151,582	179,066
6.000%, 08/01/34	114,096	135,115
6.000%, 04/01/35	1,768,256	2,084,311
6.000%, 06/01/36	253,434	299,767
6.000%, 02/01/38	345,823	406,047
6.000%, 03/01/38	120,612	142,398
6.000%, 05/01/38	380,722	448,097
6.000%, 10/01/38	444,971	524,660
6.000%, 12/01/38	133,534	156,785
6.000%, 04/01/40	1,418,261	1,670,155
6.000%, 09/01/40	146,426	171,300
6.000%, 06/01/41	334,356	394,532
6.500%, 05/01/40	2,115,272	2,543,393
Fannie Mae Pool 4.000%, 01/01/41	239,716	260,465
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	20,164	21,231
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	72,951	77,179
2.500%, 10/01/28	281,789	295,063
2.500%, 08/01/29	614,409	648,189
2.500%, 12/01/29	210,891	222,827
2.500%, 05/01/30	728,837	774,706
2.500%, 07/01/30	494,669	525,936
2.500%, 08/01/30	1,711,687	1,823,737
2.500%, 09/01/30	1,876,683	1,995,190
2.500%, 04/01/31	1,339,052	1,423,382
3.000%, 01/01/30	513,548	549,603
3.000%, 04/01/30	2,814,340	3,028,976
3.000%, 05/01/30	485,415	523,576

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/30	19,356	20,891
3.000%, 07/01/30	1,053,537	1,131,981
3.000%, 08/01/30	317,267	340,974
Freddie Mac 20 Yr. Pool 3.000%, 09/01/37	154,992	162,732
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/42	2,006,926	2,166,862
3.000%, 01/01/43	1,305,259	1,399,392
3.000%, 03/01/43	2,824,009	3,008,864
3.000%, 07/01/43	8,485,086	9,213,574
3.000%, 12/01/46	2,359,844	2,548,048
3.500%, 04/01/42	1,661,658	1,845,921
3.500%, 05/01/42	80,641	87,741
3.500%, 08/01/42	1,991,384	2,202,487
3.500%, 10/01/42	105,801	116,759
3.500%, 11/01/42	822,145	892,220
3.500%, 01/01/43	952,868	1,033,671
3.500%, 06/01/43	250,427	274,827
3.500%, 01/01/44	492,156	548,803
3.500%, 04/01/44	90,736	100,975
3.500%, 05/01/44	393,637	437,213
3.500%, 06/01/44	286,238	314,381
3.500%, 07/01/44	86,523	97,339
3.500%, 08/01/44	312,298	347,537
3.500%, 09/01/44	703,375	784,284
3.500%, 11/01/44	15,042	16,348
3.500%, 01/01/45	127,051	138,677
3.500%, 05/01/45	179,931	196,108
3.500%, 06/01/45	141,128	152,491
3.500%, 07/01/45	4,261	4,645
3.500%, 09/01/45	145,145	163,287
3.500%, 10/01/45	15,686	17,002
3.500%, 01/01/46	747,277	813,105
3.500%, 02/01/46	51,770	56,404
3.500%, 03/01/46	519,343	564,728
3.500%, 05/01/46	675,089	736,939
3.500%, 03/01/47	1,577,079	1,708,912
3.500%, 07/01/47	271,205	301,682
3.500%, 10/01/47	1,035,504	1,164,457
3.500%, 12/01/47	1,328,646	1,494,104
3.500%, 01/01/48	455,198	506,017
4.000%, 08/01/40	227,054	250,338
4.000%, 09/01/40	224,498	248,738
4.000%, 10/01/40	108,217	120,991
4.000%, 11/01/40	447,864	500,938
4.000%, 04/01/41	12,085	13,328
4.000%, 10/01/41	414,718	464,602
4.000%, 09/01/43	351,733	398,384
4.000%, 04/01/44	746,405	837,907
4.000%, 07/01/44	256,924	283,702
4.000%, 02/01/45	217,540	240,610
4.000%, 09/01/45	948,819	1,052,426
4.000%, 12/01/45	7,908,678	8,631,863
4.500%, 02/01/39	804,025	902,352
4.500%, 08/01/39	671,608	755,411

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 12/01/39	181,286	$203,442
4.500%, 07/01/40	56,423	63,438
4.500%, 05/01/41	1,018,205	1,140,438
4.500%, 05/01/42	1,004,516	1,127,592
4.500%, 10/01/43	312,644	344,256
4.500%, 12/01/43	1,210,873	1,360,365
4.500%, 04/01/47	2,157,105	2,403,794
4.500%, 05/01/47	794,993	893,249
4.500%, 07/01/47	1,919,357	2,147,158
4.500%, 07/01/48	2,966,098	3,337,487
4.500%, 08/01/48	7,213,667	8,003,604
4.500%, 02/01/49	3,208,892	3,568,419
4.500%, 04/01/49	1,590,076	1,753,648
5.000%, 10/01/41	440,642	507,063
5.000%, 11/01/41	3,589,662	4,104,704
5.500%, 02/01/35	105,783	124,584
5.500%, 09/01/39	131,797	151,634
5.500%, 01/01/40	88,407	98,287
5.500%, 07/01/40	14,357	15,925
5.500%, 06/01/41	1,570,729	1,823,737
Freddie Mac 30 Yr. Pool
3.000%, 08/01/50	15,735,865	16,644,390
4.500%, 07/01/48	519,163	561,787
Freddie Mac Gold Pool
3.000%, 09/01/27	374,776	393,546
3.000%, 07/01/28	192,034	201,642
Freddie Mac Multifamily Structured Pass-Through Certificates
3.347%, 11/25/26 (a)	490,000	561,181
3.444%, 12/25/27	210,000	244,926
3.531%, 07/25/23 (a)	500,000	538,322
3.590%, 01/25/25 (a)	291,000	322,964
3.683%, 10/25/25 (a)	453,000	496,695
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 4.598%, 1M LIBOR + 4.450%, 03/25/30 (a)	682,210	663,421
FREMF Mortgage Trust 4.373%, 08/25/50 (144A) (a)	440,000	506,287
FRESB Mortgage Trust
3.480%, 06/25/28 (a)	656,723	703,142
3.660%, 06/25/28 (a)	397,537	438,778
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	928,319	965,592
3.500%, 01/15/42	261,742	277,650
3.500%, 02/15/42	112,377	118,823
3.500%, 04/15/42	239,713	258,203
3.500%, 05/15/42	289,432	318,186
3.500%, 08/15/42	349,445	381,870
3.500%, 11/15/42	206,486	220,860
3.500%, 12/15/42	782,813	849,927
3.500%, 01/15/43	359,731	385,163
3.500%, 02/15/43	570,129	615,878
3.500%, 03/15/43	330,355	353,001
3.500%, 04/15/43	1,506,481	1,615,193
3.500%, 05/15/43	1,772,391	1,917,589
3.500%, 06/15/43	498,061	544,114
3.500%, 07/15/43	1,658,992	1,807,628

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 03/15/41	539,337	586,021
4.000%, 12/15/41	24,177	25,549
4.500%, 02/15/42	6,582,691	7,301,772
4.500%, 03/15/47	109,887	121,380
4.500%, 04/15/47	327,279	367,249
4.500%, 05/15/47	99,635	111,320
5.000%, 12/15/38	201,615	230,771
5.000%, 07/15/39	410,089	466,823
5.000%, 10/15/39	230,605	260,213
5.000%, 09/15/40	15,397	17,282
5.000%, 12/15/40	623,941	710,257
5.500%, 04/15/33	18,191	21,283
6.500%, 04/15/33	40,797	45,083
8.500%, 05/15/22	220	221
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (b)	1,651,000	1,714,976
2.500%, TBA (b)	25,980,000	27,245,209
3.000%, 12/20/44	100,635	106,096
3.000%, 04/20/45	1,941,043	2,057,455
3.000%, 06/20/45	5,165,760	5,477,370
3.000%, 07/20/45	55,097	58,222
3.000%, 08/20/45	56,222	59,186
3.000%, 10/20/45	662,301	695,667
3.000%, 12/20/45	57,628	60,498
3.000%, 05/20/46	81,243	85,938
3.000%, 06/20/46	1,859,596	1,953,447
3.000%, 07/20/46	3,859,847	4,077,415
3.000%, 09/20/46	7,171,328	7,586,941
3.000%, 10/20/46	282,465	297,788
3.000%, 11/20/46	184,146	194,883
3.000%, 12/20/46	701,260	741,595
3.000%, 07/20/50	18,666,894	19,691,792
3.000%, 08/20/50	6,539,594	6,910,732
3.000%, 09/20/50	4,179,000	4,423,885
3.000%, TBA (b)	22,074,500	23,110,394
3.500%, 04/20/43	1,457,722	1,582,191
3.500%, 05/20/43	781,879	847,535
3.500%, 07/20/43	61,437	66,613
3.500%, 02/20/44	1,710,671	1,856,987
3.500%, 03/20/45	70,789	75,590
3.500%, 04/20/45	108,616	115,988
3.500%, 05/20/45	446,404	476,760
3.500%, 07/20/45	79,497	84,908
3.500%, 08/20/45	104,612	111,728
3.500%, 10/20/45	204,025	218,434
3.500%, 11/20/45	73,863	78,884
3.500%, 12/20/45	1,105,362	1,180,571
3.500%, 01/20/46	226,698	242,079
3.500%, 05/20/46	977,089	1,043,087
3.500%, 09/20/46	368,068	393,643
3.500%, 10/20/46	1,566,754	1,707,348
3.500%, 05/20/47	13,175,989	13,993,064
3.500%, 11/20/47	7,637,204	8,150,500
3.500%, 03/20/48	106,709	113,091
3.500%, 04/20/48	42,621	45,282

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (b)	24,433,496	$25,743,933
4.000%, 04/20/39	32,930	36,102
4.000%, 07/20/39	238,661	262,648
4.000%, 09/20/40	61,682	67,324
4.000%, 10/20/40	702,147	766,435
4.000%, 11/20/40	390,056	425,714
4.000%, 12/20/40	1,481,870	1,617,392
4.000%, 01/20/41	1,311,116	1,441,960
4.000%, 02/20/41	22,939	25,218
4.000%, 07/20/43	128,611	141,827
4.000%, 08/20/44	534,516	588,114
4.000%, 10/20/46	108,619	118,636
4.000%, 06/20/47	1,339,438	1,440,504
4.000%, 11/20/47	1,594,889	1,707,611
4.000%, 12/20/47	775,340	831,387
4.000%, 05/20/50	1,713,601	1,825,997
4.000%, TBA (b)	19,697,500	20,928,594
4.500%, 12/20/39	53,002	58,958
4.500%, 01/20/40	65,523	72,766
4.500%, 02/20/40	51,684	57,375
4.500%, 05/20/40	3,421	3,798
4.500%, 09/20/48	646,415	704,940
4.500%, 03/20/49	4,113,435	4,421,523
4.500%, 04/20/49	884,098	950,108
4.500%, 05/20/49	3,389,494	3,629,249
4.500%, 02/20/50	157,952	169,011
4.500%, 03/20/50	114,340	122,342
4.500%, 04/20/50	151,151	161,872
5.000%, 10/20/33	579,057	660,240
5.000%, 10/20/39	184,853	210,883
5.000%, 07/20/42	240,596	274,475
5.000%, TBA (b)	5,289,000	5,757,366
Government National Mortgage Association
0.275%, 06/16/53 (a) (c)	872,366	8,798
0.621%, 03/16/55 (a) (c)	2,309,404	75,464
0.657%, 02/16/50 (a) (c)	1,506,609	50,803
0.714%, 11/16/53 (a) (c)	991,558	25,806
0.793%, 09/16/55 (a) (c)	1,653,020	80,105
0.825%, 08/16/41 (c)	303,917	536
0.828%, 09/16/51 (a) (c)	11,498,883	274,067
0.841%, 08/15/58 (a) (c)	2,924,280	172,375
0.894%, 02/16/58 (a) (c)	4,511,909	232,550
0.899%, 09/16/56 (a) (c)	1,122,022	69,299
0.901%, 09/16/58 (a) (c)	1,576,137	100,511
0.952%, 12/16/57 (a) (c)	2,857,055	169,508
0.977%, 05/16/58 (a) (c)	2,198,803	133,126
1.000%, 02/16/39 (c)	295,323	0
2.000%, 03/16/35	180,865	184,249
2.250%, 12/16/38	283,746	294,815
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (b)	14,030,000	14,578,047
3.000%, TBA (b)	2,692,000	2,824,812
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (b)	72,144,000	74,578,860
2.500%, TBA (b)	5,705,500	5,971,774
3.500%, TBA (b)	9,132,006	9,627,489

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool
4.000%, TBA (b)	69,486,000	74,151,853
4.500%, TBA (b)	12,463,000	13,481,948

		1,000,065,559

U.S. Treasury—9.3%
U.S. Treasury Bonds
2.250%, 08/15/49	5,248,000	6,240,815
2.875%, 05/15/43	3,865,000	5,046,542
2.875%, 11/15/46	3,706,000	4,898,145
3.000%, 02/15/48 (d)	3,706,000	5,036,251
3.125%, 02/15/43 (d)	3,865,000	5,236,924
3.625%, 08/15/43	3,865,000	5,635,049
3.750%, 11/15/43 (d)	3,865,000	5,741,337
4.250%, 05/15/39	1,010,000	1,549,561
4.375%, 11/15/39	1,010,000	1,578,007
4.500%, 08/15/39	1,010,000	1,597,102
U.S. Treasury Inflation Indexed Bond 0.250%, 02/15/50 (d) (e)	12,565,146	14,778,280
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/30 (e)	7,615,385	8,460,911
0.625%, 04/15/23 (e)	98,299,181	102,799,440
U.S. Treasury Notes
1.125%, 07/31/21	16,708,000	16,841,142
1.500%, 01/31/22	14,845,000	15,112,906
1.500%, 08/15/26	10,766,000	11,474,621
1.625%, 08/15/29	2,246,000	2,444,631
1.750%, 07/31/21	9,024,000	9,143,850
1.750%, 04/30/22	14,119,000	14,478,042
1.750%, 07/31/24	14,357,000	15,203,839
2.000%, 02/15/25	9,276,000	9,984,020
2.125%, 12/31/22	7,432,000	7,762,666
2.125%, 07/31/24	7,432,000	7,976,046
2.125%, 05/15/25	8,178,000	8,878,561
2.250%, 08/15/27	7,432,000	8,335,162
2.750%, 05/31/23	7,432,000	7,944,692
2.875%, 08/15/28	2,236,000	2,639,266
3.125%, 11/15/28	2,236,000	2,693,244

		309,511,052

Total U.S. Treasury & Government Agencies (Cost $1,258,626,654)		1,309,576,611

Corporate Bonds & Notes—38.0%

Advertising—0.1%
Lamar Media Corp.
3.750%, 02/15/28 (144A)	71,000	70,645
5.750%, 02/01/26	427,000	440,878
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A) (f)	59,000	56,640
5.000%, 08/15/27 (144A)	936,000	912,600

		1,480,763

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—1.5%
BAE Systems Holdings, Inc.
2.850%, 12/15/20 (144A)	319,000	$319,880
3.800%, 10/07/24 (144A)	518,000	574,856
3.850%, 12/15/25 (144A)	1,811,000	2,043,822
BAE Systems plc 3.400%, 04/15/30 (144A)	2,629,000	2,941,854
Boeing Co. (The)
3.825%, 03/01/59	43,000	37,823
4.875%, 05/01/25	1,293,000	1,410,483
5.930%, 05/01/60	1,170,000	1,444,856
Embraer Netherlands Finance B.V. 5.400%, 02/01/27	174,000	164,867
Embraer Overseas, Ltd. 5.696%, 09/16/23	244,000	247,050
General Dynamics Corp.
3.625%, 04/01/30	1,538,000	1,830,209
4.250%, 04/01/50	468,000	609,810
L3Harris Technologies, Inc.
3.850%, 12/15/26	2,355,000	2,707,461
4.400%, 06/15/28	3,389,000	4,040,812
Lockheed Martin Corp.
2.800%, 06/15/50 (f)	1,410,000	1,464,621
3.600%, 03/01/35	2,370,000	2,842,257
3.800%, 03/01/45	723,000	859,581
4.700%, 05/15/46	373,000	507,223
Northrop Grumman Corp.
2.930%, 01/15/25 (f)	2,185,000	2,376,959
3.250%, 01/15/28	3,173,000	3,563,333
4.030%, 10/15/47	159,000	192,766
5.250%, 05/01/50	648,000	927,456
Raytheon Technologies Corp.
2.150%, 05/18/30 (EUR)	1,755,000	2,288,478
2.250%, 07/01/30	2,667,000	2,801,023
3.150%, 12/15/24 (144A)	775,000	837,064
3.650%, 08/16/23	132,000	142,608
4.125%, 11/16/28	2,100,000	2,485,175
4.150%, 05/15/45	3,000	3,584
4.200%, 12/15/44 (144A)	425,000	480,737
5.400%, 05/01/35	265,000	359,389
7.000%, 11/01/28 (144A)	1,810,000	2,479,877
7.200%, 08/15/27 (144A)	525,000	708,922
TransDigm, Inc.
6.250%, 03/15/26 (144A)	4,758,000	4,989,001
8.000%, 12/15/25 (144A)	1,880,000	2,044,500

		50,728,337

Agriculture—0.5%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	1,500,000	2,008,055
4.000%, 01/31/24	690,000	758,820
4.400%, 02/14/26	1,700,000	1,957,198
4.800%, 02/14/29	1,535,000	1,820,395
5.800%, 02/14/39	1,852,000	2,362,908
BAT Capital Corp.
3.215%, 09/06/26	435,000	468,043

Agriculture—(Continued)
BAT Capital Corp.
3.222%, 08/15/24	412,000	440,857
4.540%, 08/15/47	684,000	731,013
5.282%, 04/02/50	273,000	320,199
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	325,000	341,250
Philip Morris International, Inc. 1.450%, 08/01/39 (EUR)	2,000,000	2,317,112
Reynolds American, Inc.
4.450%, 06/12/25 (f)	1,776,000	1,998,216
5.850%, 08/15/45	2,162,000	2,620,507

		18,144,573

Airlines—0.5%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	542,150	515,232
3.700%, 01/15/26 (144A)	8,042	6,560
5.000%, 12/15/23 (144A)	338,399	280,764
Alaska Airlines Pass-Through Trust 4.800%, 08/15/27 (144A)	1,555,000	1,628,244
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,133,045	1,058,396
3.150%, 02/15/32	1,163,104	1,096,369
3.200%, 06/15/28	457,600	430,014
3.575%, 01/15/28	145,686	139,779
3.600%, 09/22/27	254,942	244,413
3.650%, 02/15/29	333,986	321,147
3.700%, 10/15/25	402,883	256,268
3.750%, 10/15/25	21,034	14,696
3.850%, 02/15/28	1,221,908	807,321
4.400%, 09/22/23	1,527,746	1,099,474
4.950%, 02/15/25	327,355	230,687
5.250%, 01/15/24	934,859	645,712
Azul Investments LLP 5.875%, 10/26/24 (144A)	455,000	341,255
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,715,000	2,705,291
Gol Finance S.A. 7.000%, 01/31/25 (144A)	630,000	441,000
JetBlue Pass Through Trust 4.000%, 11/15/32	1,680,000	1,737,507
Latam Finance, Ltd. 6.875%, 04/11/24 (g)	200,000	74,000
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	908,648	723,105
United Airlines Pass-Through Trust
2.700%, 05/01/32	580,000	548,342
2.875%, 10/07/28	462,561	439,243
3.100%, 07/07/28	140,564	137,611
3.450%, 12/01/27	185,516	181,753
3.500%, 05/01/28	1,021,000	746,862
3.500%, 03/01/30	245,226	232,229
3.650%, 10/07/25	66,800	50,384
3.650%, 01/07/26	109,237	83,173
4.150%, 08/25/31	226,815	226,164

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
4.600%, 03/01/26	489,968	$379,869
4.625%, 09/03/22	107,594	100,146
4.750%, 04/11/22	252,891	232,322

		18,155,332

Apparel—0.1%
Hanesbrands, Inc.
4.625%, 05/15/24 (144A)	742,000	771,524
4.875%, 05/15/26 (144A)	106,000	113,155
NIKE, Inc. 2.750%, 03/27/27	2,519,000	2,800,165
Under Armour, Inc. 3.250%, 06/15/26 (f)	71,000	66,917
William Carter Co. (The) 5.625%, 03/15/27 (144A)	329,000	343,394

		4,095,155

Auto Manufacturers—1.0%
Daimler Finance North America LLC 3.350%, 05/04/21 (144A)	1,270,000	1,290,249
Ford Motor Credit Co. LLC
3.200%, 01/15/21	1,026,000	1,023,833
3.336%, 03/18/21	205,000	205,113
5.750%, 02/01/21	1,114,000	1,122,767
General Motors Financial Co., Inc.
0.850%, 02/26/26 (EUR)	2,900,000	3,215,791
2.750%, 06/20/25	3,242,000	3,320,845
4.000%, 01/15/25	3,175,000	3,392,669
4.350%, 04/09/25	513,000	556,410
5.100%, 01/17/24	2,320,000	2,537,169
5.200%, 03/20/23	3,474,000	3,768,511
Hyundai Capital America
2.375%, 02/10/23 (144A) (f)	3,142,000	3,225,509
3.950%, 02/01/22 (144A)	965,000	1,001,100
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,262,686
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	1,720,000	1,738,044
4.810%, 09/17/30 (144A)	2,473,000	2,479,865
Toyota Motor Credit Corp.
2.150%, 02/13/30 (f)	1,141,000	1,201,689
3.375%, 04/01/30	610,000	702,366

		32,044,616

Auto Parts & Equipment—0.0%
American Axle & Manufacturing, Inc. 6.250%, 04/01/25	396,000	391,921

Banks—7.9%
Banco de Credito del Peru 3.125%, 5Y H15 + 3.000%, 07/01/30 (144A) (a) (f)	574,000	575,797
Banco do Brasil S.A.
5.375%, 01/15/21 (144A)	300,000	302,628
5.875%, 01/26/22 (144A)	255,000	265,840

Banks—(Continued)
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (g)	200,000	30,484
Banco Internacional del Peru SAA Interbank 3.250%, 10/04/26 (144A) (f)	371,000	386,771
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	281,000	278,049
Banco Santander Mexico S.A. 5.375%, 04/17/25 (144A)	613,000	681,656
Banco Santander S.A.
2.706%, 06/27/24	1,600,000	1,694,290
3.306%, 06/27/29	1,000,000	1,087,041
Banco Votorantim S.A. 4.000%, 09/24/22 (144A)	551,000	564,781
Bancolombia S.A. 3.000%, 01/29/25	260,000	260,421
Bank of America Corp.
2.328%, 3M LIBOR + 0.630%, 10/01/21 (a)	10,082,000	10,082,000
2.456%, 3M LIBOR + 0.870%, 10/22/25 (a)	1,976,000	2,083,719
2.592%, SOFR + 2.150%, 04/29/31 (a)	1,736,000	1,833,193
2.676%, SOFR + 1.930%, 06/19/41 (a)	3,477,000	3,546,260
2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	1,283,000	1,332,230
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	946,000	978,237
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a)	1,925,000	2,077,810
3.194%, 3M LIBOR + 1.180%, 07/23/30 (a)	325,000	359,069
3.419%, 3M LIBOR + 1.040%, 12/20/28 (a)	7,301,000	8,132,219
3.499%, 3M LIBOR + 0.630%, 05/17/22 (a)	2,415,000	2,459,998
3.559%, 3M LIBOR + 1.060%, 04/23/27 (a)	1,939,000	2,166,039
3.593%, 3M LIBOR + 1.370%, 07/21/28 (a)	75,000	84,054
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	4,747,000	5,359,939
3.824%, 3M LIBOR + 1.575%, 01/20/28 (a)	1,045,000	1,184,010
3.950%, 04/21/25	593,000	658,492
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,581,000	1,812,926
4.000%, 01/22/25	355,000	395,373
4.200%, 08/26/24	1,903,000	2,118,906
4.450%, 03/03/26	746,000	856,527
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,600,000	1,725,205
Bank of New York Mellon Corp. (The)
3.442%, 3M LIBOR + 1.069%, 02/07/28 (a) (f)	1,343,000	1,540,002
3.647%, 3M LIBOR + 3.420%, 12/20/20 (a)	830,000	813,400
4.625%, 3M LIBOR + 3.131%, 09/20/26 (a)	1,770,000	1,834,162
Barclays plc
2.645%, 1Y H15 + 1.900%, 06/24/31 (a)	1,220,000	1,216,792
4.375%, 01/12/26	628,000	703,400
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	1,079,000	1,260,917
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	524,000	564,872
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	1,177,000	1,213,802
2.819%, 3M LIBOR + 1.111%, 11/19/25 (144A) (a)	976,000	1,029,578
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a) (f)	1,392,000	1,495,161
3.375%, 01/09/25 (144A)	797,000	864,320
3.500%, 03/01/23 (144A)	3,097,000	3,282,536
4.400%, 08/14/28 (144A)	200,000	234,428
BPCE S.A. 2.700%, 10/01/29 (144A)	2,283,000	2,455,510

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
2.976%, SOFR + 1.422%, 11/05/30 (a)	5,389,000	$5,826,065
3.200%, 10/21/26	807,000	889,822
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	4,596,000	5,158,883
3.887%, 3M LIBOR + 1.563%, 01/10/28 (a)	1,122,000	1,269,057
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	2,753,000	3,164,934
4.400%, 06/10/25	1,238,000	1,392,218
4.412%, SOFR + 3.914%, 03/31/31 (a)	688,000	825,148
4.600%, 03/09/26	434,000	496,818
Citizens Financial Group, Inc. 3.250%, 04/30/30 (f)	680,000	750,116
Credicorp, Ltd. 2.750%, 06/17/25 (144A) (f)	200,000	202,500
Credit Suisse AG
2.950%, 04/09/25	471,000	514,115
3.625%, 09/09/24	481,000	532,385
Credit Suisse Group AG
2.997%, 3M LIBOR + 1.200%, 12/14/23 (144A) (a)	1,394,000	1,450,940
4.194%, SOFR + 3.730%, 04/01/31 (144A) (a)	950,000	1,096,048
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	610,000	610,043
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (a)	626,000	620,601
5.000%, 01/12/22 (144A)	1,121,000	1,177,607
5.375%, 01/12/24 (144A)	2,770,000	3,115,259
Discover Bank 4.650%, 09/13/28	2,277,000	2,678,424
Goldman Sachs Group, Inc. (The)
1.450%, 3M LIBOR + 1.170%, 05/15/26 (a)	1,310,000	1,322,733
2.350%, 11/15/21	3,418,000	3,425,818
3.500%, 01/23/25	2,254,000	2,472,649
3.500%, 04/01/25	3,656,000	4,033,841
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	4,214,000	4,724,481
3.750%, 02/25/26 (f)	2,261,000	2,544,210
3.850%, 01/26/27	320,000	359,558
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	827,000	798,055
4.750%, 09/26/22	204,000	208,845
HSBC Holdings plc
2.357%, SOFR + 1.947%, 08/18/31 (a)	304,000	300,881
3.973%, 3M LIBOR + 1.610%, 05/22/30 (a)	2,007,000	2,245,492
4.292%, 3M LIBOR + 1.348%, 09/12/26 (a)	2,165,000	2,410,788
4.583%, 3M LIBOR + 1.535%, 06/19/29 (a)	308,000	354,017
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (a)	695,000	702,773
4.100%, 10/02/23	4,065,000	4,457,310
4.625%, 01/06/26 (144A)	689,000	807,926
Itau Unibanco Holding S.A.
2.900%, 01/24/23 (144A) (f)	901,000	911,253
3.250%, 01/24/25 (144A)	701,000	712,917
JPMorgan Chase & Co.
2.005%, SOFR + 1.585%, 03/13/26 (a) (f)	1,257,000	1,305,090
2.083%, SOFR + 1.850%, 04/22/26 (a)	425,000	443,886
2.301%, SOFR + 1.160%, 10/15/25 (a) (f)	1,220,000	1,283,359
2.972%, 01/15/23	225,000	232,226
3.200%, 06/15/26	60,000	66,534
3.207%, 3M LIBOR + 0.695%, 04/01/23 (a)	3,863,000	4,013,773

Banks—(Continued)
JPMorgan Chase & Co.
3.300%, 04/01/26	592,000	655,885
3.509%, 3M LIBOR + 0.945%, 01/23/29 (a)	2,472,000	2,779,048
3.540%, 3M LIBOR + 1.380%, 05/01/28 (a)	8,667,000	9,706,457
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a)	1,672,000	1,890,212
3.797%, 3M LIBOR + 0.890%, 07/23/24 (a)	1,028,000	1,113,534
3.875%, 09/10/24	749,000	828,459
3.900%, 07/15/25	900,000	1,017,827
3.960%, 3M LIBOR + 1.245%, 01/29/27 (a)	2,031,000	2,316,219
4.005%, 3M LIBOR + 1.120%, 04/23/29 (a)	818,000	947,023
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	8,735,000	9,606,015
4.032%, 3M LIBOR + 1.460%, 07/24/48 (a)	2,586,000	3,140,710
4.452%, 3M LIBOR + 1.330%, 12/05/29 (a)	1,732,000	2,081,792
KeyCorp
2.550%, 10/01/29	501,000	532,241
4.150%, 10/29/25	188,000	216,162
Lloyds Banking Group plc
2.438%, 1Y H15 + 1.000%, 02/05/26 (a) (f)	218,000	226,107
3.750%, 01/11/27	1,107,000	1,231,424
Mitsubishi UFJ Financial Group, Inc.
1.412%, 07/17/25	905,000	916,163
2.193%, 02/25/25	2,245,000	2,350,853
2.998%, 02/22/22	256,000	264,542
3.195%, 07/18/29	462,000	509,563
3.455%, 03/02/23 (f)	3,937,000	4,191,181
Mizuho Financial Group, Inc.
1.979%, 3M LIBOR + 1.270%, 09/08/31 (a)	985,000	974,614
2.201%, 3M LIBOR + 1.510%, 07/10/31 (a)	519,000	524,566
2.555%, 3M LIBOR + 1.100%, 09/13/25 (a)	4,029,000	4,233,770
2.632%, 04/12/21 (144A) (f)	1,805,000	1,827,095
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a)	3,761,000	3,936,925
2.699%, SOFR + 1.143%, 01/22/31 (a)	748,000	798,565
2.720%, SOFR + 1.152%, 07/22/25 (a)	220,000	233,697
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,290,000	1,450,124
3.622%, SOFR + 3.120%, 04/01/31 (a)	1,710,000	1,952,475
3.625%, 01/20/27	4,310,000	4,868,643
3.700%, 10/23/24	1,342,000	1,487,407
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	392,000	446,387
3.875%, 04/29/24	111,000	122,318
3.875%, 01/27/26	1,982,000	2,259,014
4.000%, 07/23/25	2,285,000	2,578,289
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	2,305,000	2,757,082
7.250%, 04/01/32	819,000	1,232,764
Natwest Group plc 3.498%, 3M LIBOR + 1.480%, 05/15/23 (a) (f)	200,000	207,128
Northern Trust Corp. 3.150%, 05/03/29	558,000	635,972
Santander UK Group Holdings plc
1.532%, 1Y H15 + 1.250%, 08/21/26 (a)	200,000	196,729
2.875%, 08/05/21	1,905,000	1,943,286
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	392,000	413,142
State Street Corp.
2.400%, 01/24/30 (f)	380,000	413,974
3.847%, 3M LIBOR + 3.597%, 12/15/20 (a) (f)	840,000	835,212
5.625%, 3M LIBOR + 2.539%, 12/15/23 (a)	2,815,000	2,897,198

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	512,000	$521,302
2.348%, 01/15/25	2,102,000	2,213,706
2.696%, 07/16/24	1,545,000	1,643,575
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (a)	412,000	411,683
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	3,575,000	3,711,790
4.125%, 09/24/25 (144A)	2,791,000	3,180,557
4.125%, 04/15/26 (144A)	1,137,000	1,311,071
7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a)	2,545,000	2,716,787
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	622,000	648,672
2.406%, 3M LIBOR + 0.825%, 10/30/25 (a)	420,000	440,031
2.625%, 07/22/22	279,000	289,422
2.879%, 3M LIBOR + 1.170%, 10/30/30 (a)	1,333,000	1,421,792
3.000%, 04/22/26	1,074,000	1,168,161
3.000%, 10/23/26	2,347,000	2,561,934
3.068%, SOFR + 2.530%, 04/30/41 (a)	3,445,000	3,574,350
3.550%, 09/29/25	274,000	304,655
3.750%, 01/24/24	4,478,000	4,864,738

		262,524,261

Beverages—0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	5,359,000	6,464,675
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/30 (f)	4,607,000	5,238,029
4.750%, 01/23/29	5,437,000	6,609,168
4.900%, 01/23/31	532,000	667,344
4.950%, 01/15/42	158,000	194,340
5.450%, 01/23/39	303,000	391,664
Central American Bottling Corp. 5.750%, 01/31/27 (144A)	294,000	304,581
Coca-Cola Co. (The)
2.500%, 06/01/40	1,050,000	1,101,345
2.750%, 06/01/60	1,100,000	1,106,688
Coca-Cola Femsa S.A.B. de C.V. 1.850%, 09/01/32	435,000	435,957
Embotelladora Andina S.A. 3.950%, 01/21/50 (144A)	430,000	454,725
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	478,000	507,283
Keurig Dr Pepper, Inc. 3.200%, 05/01/30	1,097,000	1,224,671
Molson Coors Beverage Co. 4.200%, 07/15/46	340,000	359,020
PepsiCo, Inc. 3.625%, 03/19/50	431,000	522,609

		25,582,099

Biotechnology—0.2%
Amgen, Inc.
2.450%, 02/21/30	1,008,000	1,067,695
4.400%, 05/01/45	1,945,000	2,410,995

Biotechnology—(Continued)
Biogen, Inc. 2.250%, 05/01/30	1,641,000	1,673,723
Gilead Sciences, Inc.
1.200%, 10/01/27	336,000	336,543
4.750%, 03/01/46	444,000	574,071
4.800%, 04/01/44	814,000	1,046,361

		7,109,388

Building Materials—0.3%
Carrier Global Corp.
1.923%, 02/15/23 (144A)	2,941,000	3,025,822
2.242%, 02/15/25 (144A)	4,546,000	4,738,490
Cemex S.A.B. de C.V. 5.200%, 09/17/30 (144A)	576,000	578,823
Johnson Controls International plc
4.625%, 07/02/44	184,000	229,588
5.125%, 09/14/45	11,000	14,489
Masonite International Corp. 5.375%, 02/01/28 (144A)	328,000	350,370
Owens Corning 3.875%, 06/01/30	672,000	760,172
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	118,000	122,425
5.000%, 02/15/27 (144A)	324,000	336,960
U.S. Concrete, Inc. 6.375%, 06/01/24 (f)	313,000	322,781

		10,479,920

Chemicals—0.4%
Braskem Netherlands Finance B.V. 8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (a)	1,045,000	1,048,929
Dow Chemical Co. (The)
4.550%, 11/30/25	260,000	302,606
9.000%, 04/01/21 (f)	1,125,000	1,170,289
DuPont de Nemours, Inc. 4.493%, 11/15/25	3,202,000	3,682,002
Eastman Chemical Co. 4.500%, 12/01/28	186,000	218,604
Ecolab, Inc. 4.800%, 03/24/30	923,000	1,173,109
LYB International Finance B.V. 4.875%, 03/15/44	597,000	706,076
MEGlobal Canada ULC
5.000%, 05/18/25 (144A)	555,000	598,131
5.875%, 05/18/30 (144A)	325,000	379,033
OCP S.A. 4.500%, 10/22/25	213,000	224,657
SABIC Capital II B.V. 4.000%, 10/10/23 (144A)	527,000	566,525
SASOL Financing USA LLC 5.875%, 03/27/24	289,000	278,162
Sherwin-Williams Co. (The)
2.300%, 05/15/30	1,065,000	1,111,395
4.000%, 12/15/42	240,000	265,235

		11,724,753

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.6%
AMN Healthcare, Inc.
4.625%, 10/01/27 (144A)	350,000	$358,750
5.125%, 10/01/24 (144A)	978,000	1,001,227
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A)	907,000	950,082
Claremont Mckenna College 3.378%, 01/01/50	204,000	230,261
Conservation Fund (The) 3.474%, 12/15/29	220,000	237,695
DP World Crescent, Ltd. 3.908%, 05/31/23	398,000	417,940
Ford Foundation (The)
2.415%, 06/01/50 (f)	45,000	46,106
George Washington University (The) 4.126%, 09/15/48	596,000	730,761
Global Payments, Inc.
3.200%, 08/15/29	1,035,000	1,128,991
3.800%, 04/01/21	532,000	539,085
4.450%, 06/01/28	518,000	606,192
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	724,000	749,087
Jaguar Holding Co. II / PPD Development L.P. 5.000%, 06/15/28 (144A)	163,000	170,131
Moody’s Corp.
3.250%, 01/15/28	50,000	56,558
4.875%, 02/15/24	389,000	440,332
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (f)	287,000	291,664
PayPal Holdings, Inc. 1.650%, 06/01/25	737,000	763,165
RELX Capital, Inc.
3.000%, 05/22/30	1,748,000	1,911,480
3.500%, 03/16/23	1,870,000	1,988,699
4.000%, 03/18/29	1,531,000	1,799,788
United Rentals North America, Inc.
3.875%, 11/15/27	893,000	919,790
4.625%, 10/15/25	474,000	484,665
4.875%, 01/15/28	1,363,000	1,431,150
5.250%, 01/15/30	89,000	97,121
5.500%, 05/15/27	662,000	704,203
5.875%, 09/15/26	660,000	695,475
University of Southern California 3.028%, 10/01/39	77,000	82,912
University of Texas System 3.672%, 04/01/49	1,014,000	1,156,877
Wesleyan University 4.781%, 07/01/2116	536,000	684,015

		20,674,202

Computers—0.8%
Apple, Inc.
2.550%, 08/20/60	1,250,000	1,243,632
3.450%, 02/09/45	597,000	707,375
3.850%, 05/04/43	1,806,000	2,248,286

Computers—(Continued)
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	931,000	1,052,168
8.100%, 07/15/36 (144A)	1,193,000	1,566,916
DXC Technology Co. 4.000%, 04/15/23	1,225,000	1,289,894
Hewlett Packard Enterprise Co.
3.500%, 10/05/21	944,000	970,850
4.400%, 10/15/22	140,000	149,597
4.650%, 10/01/24 (f)	1,824,000	2,062,226
HP, Inc. 6.000%, 09/15/41	160,000	195,679
International Business Machines Corp.
1.950%, 05/15/30	4,036,000	4,154,574
2.850%, 05/15/40	2,167,000	2,290,929
3.300%, 05/15/26	3,023,000	3,406,213
3.500%, 05/15/29	925,000	1,068,045
Leidos, Inc. 4.375%, 05/15/30 (144A)	2,310,000	2,703,347
Seagate HDD Cayman 4.091%, 06/01/29 (144A)	570,000	616,064

		25,725,795

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/28 (144A)	481,000	488,816
5.875%, 05/15/26 (144A)	366,000	379,725
H&E Equipment Services, Inc. 5.625%, 09/01/25 (f)	1,190,000	1,240,575
HD Supply, Inc. 5.375%, 10/15/26 (144A)	403,000	423,150
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A) (f)	573,000	572,989
Performance Food Group, Inc. 5.500%, 10/15/27 (144A) (f)	641,000	660,230

		3,765,485

Diversified Financial Services—0.7%
Alpha Holding S.A. de C.V. 9.000%, 02/10/25 (144A)	609,000	462,840
American Express Co. 3.700%, 08/03/23	448,000	485,263
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A)	1,018,000	717,741
Capital One Financial Corp.
3.500%, 06/15/23	537,000	574,466
3.900%, 01/29/24	851,000	926,163
4.750%, 07/15/21	231,000	239,007
Charles Schwab Corp. (The) 3.200%, 03/02/27	660,000	739,571
Discover Financial Services
4.100%, 02/09/27	163,000	180,681
4.500%, 01/30/26	218,000	248,668
E*TRADE Financial Corp. 3.800%, 08/24/27	170,000	191,017

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
GE Capital International Funding Co. 4.418%, 11/15/35	1,861,000	$1,966,782
Intercontinental Exchange, Inc.
1.850%, 09/15/32	1,485,000	1,477,220
2.100%, 06/15/30	350,000	361,722
3.750%, 09/21/28	602,000	696,298
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	200,000	198,476
Mastercard, Inc.
2.950%, 06/01/29	2,585,000	2,917,951
3.350%, 03/26/30	1,583,000	1,851,156
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A) (f)	1,221,000	1,309,522
Navient Corp.
5.875%, 03/25/21	332,000	334,075
5.875%, 10/25/24 (f)	292,000	290,359
6.500%, 06/15/22	542,000	552,840
6.625%, 07/26/21	398,000	403,970
6.750%, 06/25/25	308,000	311,850
6.750%, 06/15/26	304,000	304,000
7.250%, 09/25/23	313,000	323,955
Nomura Holdings, Inc.
2.679%, 07/16/30	432,000	444,635
3.103%, 01/16/30	200,000	212,247
ORIX Corp. 2.900%, 07/18/22	22,000	22,773
Quicken Loans LLC
5.250%, 01/15/28 (144A) (f)	641,000	675,396
5.750%, 05/01/25 (144A)	651,000	670,205
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/29 (144A)	564,000	559,065
Synchrony Financial
4.250%, 08/15/24	18,000	19,557
4.375%, 03/19/24 (f)	277,000	299,737
Visa, Inc.
2.700%, 04/15/40	1,430,000	1,543,845
4.150%, 12/14/35	361,000	467,148

		22,980,201

Electric—3.0%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	326,000	318,730
AEP Texas, Inc.
3.450%, 01/15/50	480,000	523,251
3.950%, 06/01/28	1,582,000	1,827,432
AEP Transmission Co. LLC
3.150%, 09/15/49	730,000	784,438
3.650%, 04/01/50	466,000	549,566
3.800%, 06/15/49	840,000	990,574
4.250%, 09/15/48	505,000	640,309
Alabama Power Co.
3.450%, 10/01/49	723,000	821,074
3.550%, 12/01/23	200,000	218,726
3.750%, 03/01/45	863,000	995,493
4.150%, 08/15/44	80,000	97,519

Electric—(Continued)
Alabama Power Co.
4.300%, 07/15/48	310,000	396,390
6.000%, 03/01/39	34,000	49,466
Ameren Illinois Co.
3.250%, 03/15/50	775,000	869,749
3.700%, 12/01/47	10,000	11,740
3.800%, 05/15/28	800,000	934,670
Baltimore Gas & Electric Co.
3.200%, 09/15/49 (f)	235,000	252,416
3.500%, 08/15/46	980,000	1,114,313
3.750%, 08/15/47	699,000	821,921
Calpine Corp.
4.500%, 02/15/28 (144A)	3,173,000	3,249,596
5.250%, 06/01/26 (144A)	1,676,000	1,743,157
CenterPoint Energy Houston Electric LLC 3.950%, 03/01/48	406,000	501,872
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	361,000	360,098
Colbun S.A. 3.150%, 03/06/30 (144A)	200,000	216,000
Commonwealth Edison Co. 2.950%, 08/15/27	310,000	344,722
Consorcio Transmantaro S.A. 4.700%, 04/16/34 (144A)	200,000	236,500
Consumers Energy Co.
3.100%, 08/15/50	445,000	484,472
3.500%, 08/01/51	615,000	717,902
3.750%, 02/15/50	1,357,000	1,660,757
4.050%, 05/15/48	390,000	488,902
Dayton Power & Light Co. (The) 3.950%, 06/15/49	905,000	967,984
DTE Electric Co. 4.050%, 05/15/48	1,373,000	1,728,240
Duke Energy Carolinas LLC
2.450%, 08/15/29 (f)	1,290,000	1,395,732
2.450%, 02/01/30	1,029,000	1,112,078
3.200%, 08/15/49	974,000	1,079,135
3.700%, 12/01/47	735,000	868,169
3.750%, 06/01/45	165,000	194,509
3.875%, 03/15/46	271,000	327,237
3.950%, 11/15/28	321,000	385,603
3.950%, 03/15/48	9,000	11,105
Duke Energy Florida LLC
1.750%, 06/15/30	1,527,000	1,554,396
2.500%, 12/01/29	2,535,000	2,749,974
3.400%, 10/01/46	520,000	582,729
3.800%, 07/15/28	755,000	884,293
4.200%, 07/15/48	344,000	437,660
Duke Energy Ohio, Inc. 3.650%, 02/01/29	2,739,000	3,180,438
Duke Energy Progress LLC
2.500%, 08/15/50	350,000	338,438
3.450%, 03/15/29	1,132,000	1,306,892
3.700%, 09/01/28	1,451,000	1,685,148
3.700%, 10/15/46	221,000	259,549
4.100%, 03/15/43	440,000	536,270

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC
4.150%, 12/01/44	252,000	$313,334
4.200%, 08/15/45	80,000	99,383
Edison International
2.400%, 09/15/22	1,222,000	1,245,610
3.125%, 11/15/22	9,000	9,282
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	323,000	322,548
4.375%, 02/15/31 (144A)	253,000	254,268
Entergy Louisiana LLC
4.200%, 09/01/48	1,317,000	1,681,545
5.400%, 11/01/24	405,000	477,095
Eversource Energy 2.900%, 10/01/24 (f)	375,000	405,807
FirstEnergy Corp.
2.050%, 03/01/25	272,000	275,125
2.250%, 09/01/30	346,000	338,155
2.650%, 03/01/30 (f)	972,000	989,567
3.400%, 03/01/50 (f)	850,000	823,829
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A) (f)	3,191,000	3,560,832
4.550%, 04/01/49 (144A)	1,359,000	1,594,182
Florida Power & Light Co.
3.150%, 10/01/49	1,435,000	1,612,044
3.950%, 03/01/48	1,162,000	1,469,881
3.990%, 03/01/49	134,000	171,178
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	1,023,000	575,448
MidAmerican Energy Co.
3.100%, 05/01/27	70,000	78,438
3.150%, 04/15/50	680,000	751,672
3.650%, 04/15/29	2,047,000	2,437,436
4.250%, 07/15/49	687,000	889,636
Northern States Power Co.
2.900%, 03/01/50	356,000	380,256
3.400%, 08/15/42	1,090,000	1,242,175
4.000%, 08/15/45	471,000	589,000
NRG Energy, Inc.
5.250%, 06/15/29 (144A)	614,000	667,725
5.750%, 01/15/28	537,000	579,289
6.625%, 01/15/27	1,021,000	1,079,707
7.250%, 05/15/26	1,820,000	1,936,971
NSTAR Electric Co. 3.250%, 05/15/29 (f)	190,000	216,726
Ohio Power Co.
4.000%, 06/01/49	386,000	471,595
6.600%, 02/15/33	955,000	1,345,923
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	595,000	652,021
3.700%, 11/15/28	1,155,000	1,358,464
3.800%, 09/30/47	269,000	325,974
3.800%, 06/01/49	243,000	295,005
5.300%, 06/01/42	101,000	142,444
5.350%, 10/01/52 (144A)	174,000	262,980
5.750%, 03/15/29	110,000	144,481

Electric—(Continued)
Orazul Energy Egenor SCA 5.625%, 04/28/27 (144A)	229,000	236,672
PG&E Corp. 5.000%, 07/01/28	1,127,000	1,093,190
Public Service Electric & Gas Co.
2.050%, 08/01/50	105,000	95,067
3.200%, 05/15/29	90,000	102,721
3.650%, 09/01/28	1,760,000	2,059,676
Southern California Edison Co.
1.845%, 02/01/22	156,429	156,609
2.250%, 06/01/30 (f)	943,000	945,537
2.900%, 03/01/21	415,000	419,399
3.600%, 02/01/45	8,000	8,193
3.700%, 08/01/25	2,255,000	2,507,839
4.000%, 04/01/47	541,000	579,287
4.200%, 03/01/29	135,000	155,435
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	449,000	341,240
Tampa Electric Co.
4.300%, 06/15/48	274,000	344,285
4.450%, 06/15/49	828,000	1,067,129
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,450,000	3,822,498
Virginia Electric & Power Co.
2.750%, 03/15/23	1,525,000	1,597,543
3.500%, 03/15/27	703,000	799,727
4.000%, 01/15/43	1,266,000	1,546,584
4.000%, 11/15/46	356,000	439,487
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	1,198,000	1,276,010
4.300%, 07/15/29 (144A)	2,473,000	2,694,370
5.000%, 07/31/27 (144A)	734,000	770,884
5.500%, 09/01/26 (144A)	833,000	869,444
5.625%, 02/15/27 (144A)	846,000	892,699

		100,695,890

Electronics—0.2%
Agilent Technologies, Inc.
2.750%, 09/15/29	789,000	850,987
3.050%, 09/22/26	1,312,000	1,441,712
Honeywell International, Inc. 0.750%, 03/10/32 (EUR)	1,355,000	1,598,034
Roper Technologies, Inc. 2.950%, 09/15/29 (f)	872,000	959,226
Tyco Electronics Group S.A. 3.125%, 08/15/27	464,000	507,125

		5,357,084

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	261,000	212,858
Stoneway Capital Corp.
10.000%, 03/01/27 (g)	1,193,766	489,456
10.000%, 03/01/27 † (144A) (g)	1,137,974	466,581

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Weekley Homes LLC / Weekley Finance Corp. 4.875%, 09/15/28 (144A)	318,000	$321,180

		1,490,075

Entertainment—0.3%
Caesars Entertainment, Inc.
6.250%, 07/01/25 (144A)	2,452,000	2,556,210
8.125%, 07/01/27 (144A)	761,000	806,660
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/25 (144A) (f)	990,000	957,825
5.750%, 07/01/25 (144A) (f)	460,000	474,375
Cedar Fair L.P. 5.250%, 07/15/29 (f)	722,000	685,452
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.375%, 04/15/27	632,000	628,840
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	357,000	358,785
5.500%, 04/01/27 (144A)	754,000	787,025
International Game Technology plc 6.250%, 02/15/22 (144A)	257,000	262,461
Scientific Games International, Inc. 5.000%, 10/15/25 (144A)	779,000	783,869
SeaWorld Parks & Entertainment, Inc. 9.500%, 08/01/25 (144A)	276,000	284,965
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,058,000	1,026,260
7.750%, 04/15/25 (144A) (f)	1,027,000	1,087,680

		10,700,407

Environmental Control—0.1%
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	442,000	458,575
Republic Services, Inc.
2.300%, 03/01/30	540,000	573,076
2.900%, 07/01/26	750,000	829,216
3.950%, 05/15/28	2,209,000	2,602,645
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	297,000	300,561

		4,764,073

Food—0.4%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.500%, 02/15/23 (144A)	639,000	649,703
4.625%, 01/15/27 (144A)	159,000	162,687
4.875%, 02/15/30 (144A)	118,000	123,015
5.750%, 03/15/25	1,236,000	1,274,996
5.875%, 02/15/28 (144A)	688,000	734,440
7.500%, 03/15/26 (144A)	796,000	873,244
BRF GmbH 4.350%, 09/29/26 (144A)	580,000	600,996
BRF S.A. 5.750%, 09/21/50 (144A)	450,000	446,517
Cydsa S.A.B. de C.V. 6.250%, 10/04/27 (144A)	200,000	202,000

Food—(Continued)
Grupo KUO S.A.B. de C.V. 5.750%, 07/07/27 (144A)	321,000	313,293
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.500%, 01/15/30 (144A)	147,000	160,230
5.750%, 06/15/25 (144A)	545,000	561,786
6.500%, 04/15/29 (144A)	959,000	1,064,461
6.750%, 02/15/28 (144A)	776,000	843,838
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (144A)	536,000	558,780
4.875%, 11/01/26 (144A)	538,000	560,865
Mondelez International, Inc. 2.750%, 04/13/30	881,000	958,766
Pilgrim’s Pride Corp. 5.875%, 09/30/27 (144A)	1,080,000	1,115,100
Post Holdings, Inc.
5.500%, 12/15/29 (144A) (f)	458,000	490,060
5.625%, 01/15/28 (144A) (f)	580,000	614,258
5.750%, 03/01/27 (144A)	792,000	832,590
Simmons Foods, Inc. 5.750%, 11/01/24 (144A) (f)	306,000	306,318

		13,447,943

Food Service—0.0%
Aramark Services, Inc.
4.750%, 06/01/26	321,000	324,788
5.000%, 02/01/28 (144A) (f)	746,000	751,595

		1,076,383

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.250%, 04/30/29 (144A)	325,000	344,097
Georgia-Pacific LLC
1.750%, 09/30/25 (144A)	836,000	871,417
2.300%, 04/30/30 (144A)	664,000	704,072
3.600%, 03/01/25 (144A)	228,000	253,188
3.734%, 07/15/23 (144A)	1,071,000	1,152,994
7.375%, 12/01/25	160,000	206,724
7.750%, 11/15/29	350,000	522,954
8.875%, 05/15/31	189,000	305,351
International Paper Co. 6.000%, 11/15/41	590,000	812,836
Inversiones CMPC S.A.
4.375%, 05/15/23 (144A)	200,000	212,500
Suzano Austria GmbH 3.750%, 01/15/31	135,000	135,331

		5,521,464

Gas—0.1%
Atmos Energy Corp. 3.375%, 09/15/49	545,000	616,490
CenterPoint Energy Resources Corp. 1.750%, 10/01/30	1,610,000	1,611,608
Dominion Energy Gas Holdings LLC
4.600%, 12/15/44	254,000	314,775
4.800%, 11/01/43	265,000	329,584

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Piedmont Natural Gas Co., Inc. 3.640%, 11/01/46	135,000	$152,931
Promigas S.A. ESP / Gases del Pacifico SAC 3.750%, 10/16/29	266,000	260,680

		3,286,068

Hand/Machine Tools—0.0%
Colfax Corp. 6.000%, 02/15/24 (144A)	396,000	411,515

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	232,000	242,440
Boston Scientific Corp. 4.000%, 03/01/29	1,053,000	1,224,285
DH Europe Finance II Sarl
1.350%, 09/18/39 (EUR)	880,000	1,019,550
1.800%, 09/18/49 (EUR)	700,000	825,354
Medtronic Global Holdings SCA
1.500%, 07/02/39 (EUR)	630,000	772,266
1.750%, 07/02/49 (EUR)	700,000	860,717
Teleflex, Inc. 4.625%, 11/15/27	322,000	338,905
Thermo Fisher Scientific, Inc.
1.875%, 10/01/49 (EUR)	1,500,000	1,769,491
2.600%, 10/01/29 (f)	629,000	685,233
4.497%, 03/25/30	187,000	230,567

		7,968,808

Healthcare-Services—1.3%
Aetna, Inc.
4.125%, 11/15/42	7,000	7,971
4.500%, 05/15/42	639,000	759,419
6.625%, 06/15/36	44,000	62,483
Anthem, Inc.
3.650%, 12/01/27	364,000	414,455
4.101%, 03/01/28	1,094,000	1,271,560
Centene Corp.
4.250%, 12/15/27	1,602,000	1,676,381
4.625%, 12/15/29	413,000	445,487
5.250%, 04/01/25 (144A)	492,000	511,311
5.375%, 06/01/26 (144A) (f)	2,383,000	2,515,185
5.375%, 08/15/26 (144A)	483,000	511,582
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	149,000	156,374
5.500%, 04/01/26 (144A)	271,000	285,228
CHRISTUS Health 4.341%, 07/01/28	227,000	264,040
Cottage Health Obligated Group 3.304%, 11/01/49	321,000	355,485
DaVita, Inc. 4.625%, 06/01/30 (144A)	1,206,000	1,237,838
Encompass Health Corp.
4.500%, 02/01/28	292,000	293,460
4.750%, 02/01/30	295,000	299,289

Healthcare-Services—(Continued)
HCA, Inc.
4.750%, 05/01/23	2,274,000	2,480,520
5.000%, 03/15/24	1,790,000	2,005,868
5.250%, 04/15/25	3,645,000	4,206,825
5.250%, 06/15/26	218,000	254,282
5.375%, 02/01/25	307,000	336,165
5.375%, 09/01/26 (f)	118,000	130,390
5.625%, 09/01/28	177,000	202,479
5.875%, 02/15/26	177,000	198,240
5.875%, 02/01/29	118,000	137,470
Humana, Inc.
3.125%, 08/15/29	327,000	361,570
4.500%, 04/01/25	180,000	206,703
4.875%, 04/01/30	604,000	754,420
McLaren Health Care Corp. 4.386%, 05/15/48 (f)	383,000	475,229
Molina Healthcare, Inc. 5.375%, 11/15/22	458,000	478,610
Ochsner Clinic Foundation 5.897%, 05/15/45	385,000	499,554
PeaceHealth Obligated Group 4.787%, 11/15/48	131,000	169,868
RWJ Barnabas Health, Inc. 3.477%, 07/01/49	303,000	314,581
Select Medical Corp. 6.250%, 08/15/26 (144A) (f)	2,623,000	2,727,920
Sutter Health 3.695%, 08/15/28	547,000	614,872
Tenet Healthcare Corp.
4.625%, 07/15/24	958,000	960,395
4.625%, 09/01/24 (144A)	1,967,000	1,982,972
4.625%, 06/15/28 (144A)	92,000	92,775
4.875%, 01/01/26 (144A) (f)	3,083,000	3,129,245
5.125%, 05/01/25 (f)	1,708,000	1,709,708
5.125%, 11/01/27 (144A)	177,000	182,062
6.250%, 02/01/27 (144A)	1,899,000	1,960,167
UnitedHealth Group, Inc.
2.750%, 05/15/40	2,711,000	2,846,943
2.950%, 10/15/27 (f)	490,000	545,805
3.750%, 10/15/47	261,000	309,123
4.250%, 04/15/47	126,000	159,867
4.250%, 06/15/48	795,000	1,011,357
4.625%, 11/15/41	268,000	350,599
4.750%, 07/15/45	280,000	377,742
5.800%, 03/15/36	162,000	234,043
6.500%, 06/15/37	50,000	77,592

		43,553,509

Home Builders—0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A) (f)	1,207,000	1,213,035
Beazer Homes USA, Inc. 7.250%, 10/15/29 (f)	1,030,000	1,102,100
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.250%, 09/15/27 (144A)	1,407,000	1,418,854

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Century Communities, Inc. 6.750%, 06/01/27	313,000	$331,780
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	659,000	665,590
8.000%, 04/15/24 (144A)	2,190,000	2,304,975
Lennar Corp.
4.125%, 01/15/22	259,000	264,827
4.500%, 04/30/24	294,000	315,315
4.750%, 04/01/21 (f)	258,000	260,257
4.750%, 05/30/25	59,000	64,392
4.750%, 11/29/27	106,000	121,026
M/I Homes, Inc. 4.950%, 02/01/28 (f)	1,010,000	1,040,300
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	670,341
5.250%, 12/15/27 (144A)	618,000	634,995
PulteGroup, Inc.
5.000%, 01/15/27 (f)	71,000	80,319
5.500%, 03/01/26	83,000	94,620
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	59,000	65,048
Toll Brothers Finance Corp.
3.800%, 11/01/29 (f)	1,164,000	1,232,385
4.375%, 04/15/23	500,000	522,617
TRI Pointe Group, Inc. 5.700%, 06/15/28 (f)	60,000	65,700

		12,468,476

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26 (f)	748,000	776,387

Household Products/Wares—0.0%
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431%, 07/01/31 (144A)	334,000	339,935
Spectrum Brands, Inc. 5.750%, 07/15/25	523,000	539,213

		879,148

Insurance—0.4%
Ambac Assurance Corp. 5.100%, (144A) (h)	162,922	223,203
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (a)	857,521	857,521
Aon Corp.
2.800%, 05/15/30	30,000	32,389
3.750%, 05/02/29	2,471,000	2,848,535
4.500%, 12/15/28 (f)	2,229,000	2,693,625
Equitable Holdings, Inc. 3.900%, 04/20/23	60,000	64,471
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	325,000	380,986
Marsh & McLennan Cos., Inc.
1.349%, 09/21/26 (EUR)	830,000	1,025,435
1.979%, 03/21/30 (EUR)	576,000	763,217
2.250%, 11/15/30	1,475,000	1,542,888

Insurance—(Continued)
Principal Financial Group, Inc. 2.125%, 06/15/30 (f)	420,000	432,341
Trinity Acquisition plc 4.400%, 03/15/26	190,000	219,357
Willis North America, Inc. 3.600%, 05/15/24	755,000	824,269

		11,908,237

Internet—0.4%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	1,400,000	1,536,015
Amazon.com, Inc.
3.875%, 08/22/37	1,370,000	1,703,547
4.800%, 12/05/34	268,000	369,277
Baidu, Inc. 4.375%, 05/14/24	915,000	1,002,863
Booking Holdings, Inc.
1.800%, 03/03/27 (EUR)	1,065,000	1,315,360
4.100%, 04/13/25	2,424,000	2,730,362
Expedia Group, Inc.
3.250%, 02/15/30	995,000	956,310
3.800%, 02/15/28 (f)	1,117,000	1,124,246
6.250%, 05/01/25 (144A)	991,000	1,092,042
Netflix, Inc.
4.875%, 04/15/28	189,000	211,207
4.875%, 06/15/30 (144A)	118,000	134,520
5.375%, 11/15/29 (144A)	106,000	124,937
6.375%, 05/15/29	94,000	115,620

		12,416,306

Investment Companies—0.0%
MDGH - GMTN B.V.
2.500%, 11/07/24 (144A)	572,000	599,170
2.875%, 11/07/29 (144A)	382,000	409,305

		1,008,475

Iron/Steel—0.0%
Nucor Corp. 3.950%, 05/01/28 (f)	341,000	397,230
Vale Overseas, Ltd. 3.750%, 07/08/30	435,000	447,615

		844,845

Lodging—0.2%
Boyd Gaming Corp.
6.000%, 08/15/26	370,000	381,563
6.375%, 04/01/26 (f)	396,000	412,311
8.625%, 06/01/25 (144A)	302,000	331,077
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	118,000	121,540
5.125%, 05/01/26 (f)	790,000	810,737
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25 (f)	571,000	573,855
4.875%, 04/01/27	497,000	504,915

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc. 4.625%, 06/15/30	373,000	$399,147
Marriott Ownership Resorts, Inc. 6.125%, 09/15/25 (144A)	706,000	737,085
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	639,000	656,074
MGM Resorts International
4.625%, 09/01/26	46,000	45,770
5.500%, 04/15/27	78,000	81,510
5.750%, 06/15/25	78,000	81,806
Station Casinos LLC 5.000%, 10/01/25 (144A) (f)	318,000	312,769
Wyndham Destinations, Inc. 6.625%, 07/31/26 (144A)	199,000	208,474
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	324,000	329,670
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A)	652,000	611,250
5.500%, 03/01/25 (144A)	1,306,000	1,253,760

		7,853,313

Machinery-Construction & Mining—0.0%
Terex Corp. 5.625%, 02/01/25 (144A) (f)	840,000	831,600

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 4.375%, 11/06/20 (f)	2,500,000	2,507,863
John Deere Cash Management S.A.
1.850%, 04/02/28 (EUR)	135,000	176,642
2.200%, 04/02/32 (EUR)	430,000	595,258
Otis Worldwide Corp.
2.293%, 04/05/27 (f)	170,000	180,724
2.565%, 02/15/30	710,000	762,547
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A) (f)	926,000	962,359

		5,185,393

Media—2.1%
AMC Networks, Inc.
4.750%, 08/01/25 (f)	649,000	670,868
5.000%, 04/01/24 (f)	634,000	648,265
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	863,000	913,701
5.000%, 02/01/28 (144A)	2,123,000	2,231,804
5.125%, 05/01/27 (144A)	1,560,000	1,641,463
5.375%, 06/01/29 (144A)	746,000	808,477
5.500%, 05/01/26 (144A)	721,000	751,642
5.750%, 02/15/26 (144A)	1,216,000	1,264,640
5.875%, 05/01/27 (144A)	387,000	406,311
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.500%, 02/01/24	1,301,000	1,442,362
4.800%, 03/01/50	942,000	1,076,654
5.375%, 05/01/47	590,000	699,205
5.750%, 04/01/48	526,000	650,491
6.484%, 10/23/45	3,868,000	5,156,089

Media—(Continued)
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 (144A)	817,000	784,524
Comcast Corp.
1.950%, 01/15/31	2,178,000	2,236,311
2.650%, 02/01/30	3,758,000	4,098,199
3.400%, 04/01/30	4,089,000	4,716,710
3.400%, 07/15/46	535,000	590,568
3.969%, 11/01/47	1,391,000	1,647,633
4.000%, 08/15/47	140,000	168,904
4.150%, 10/15/28	1,602,000	1,933,014
4.400%, 08/15/35	18,000	22,765
4.600%, 10/15/38	433,000	551,281
4.600%, 08/15/45	862,000	1,109,728
4.700%, 10/15/48	803,000	1,062,654
6.400%, 05/15/38	694,000	1,049,185
COX Communications, Inc.
3.150%, 08/15/24 (144A)	3,719,000	4,002,385
3.250%, 12/15/22 (144A)	570,000	600,778
CSC Holdings LLC
5.750%, 01/15/30 (144A)	1,191,000	1,265,688
7.500%, 04/01/28 (144A)	587,000	648,477
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	360,000	254,700
Discovery Communications LLC
1.900%, 03/19/27 (EUR)	700,000	856,841
4.000%, 09/15/55 (144A)	279,000	281,611
5.200%, 09/20/47	830,000	995,053
Gray Television, Inc.
5.875%, 07/15/26 (144A)	424,000	439,900
7.000%, 05/15/27 (144A) (f)	480,000	520,386
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	59,000	55,604
5.250%, 08/15/27 (144A)	622,000	606,450
6.375%, 05/01/26 (f)	689,679	718,490
Meredith Corp. 6.875%, 02/01/26 (f)	760,000	634,600
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	3,845,000	3,883,450
NBCUniversal Media LLC 5.950%, 04/01/41	786,000	1,170,623
Nexstar Broadcasting, Inc.
4.750%, 11/01/28 (144A)	433,000	441,660
5.625%, 07/15/27 (144A) (f)	685,000	718,531
Sirius XM Radio, Inc.
4.625%, 07/15/24 (144A)	1,613,000	1,668,447
5.000%, 08/01/27 (144A)	1,246,000	1,301,534
5.375%, 07/15/26 (144A) (f)	528,000	549,490
5.500%, 07/01/29 (144A)	819,000	880,589
TEGNA, Inc.
4.625%, 03/15/28 (144A)	860,000	840,908
5.000%, 09/15/29 (144A)	130,000	128,375
Time Warner Cable LLC
4.125%, 02/15/21	434,000	435,694
5.500%, 09/01/41	143,000	172,941
TWDC Enterprises 18 Corp. 4.125%, 06/01/44	468,000	563,431

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
ViacomCBS, Inc.
4.375%, 03/15/43	875,000	$927,392
4.900%, 08/15/44	334,000	379,403
6.875%, 04/30/36	473,000	649,888
Walt Disney Co. (The)
1.750%, 01/13/26	472,000	490,361
2.750%, 09/01/49	784,000	754,897
3.600%, 01/13/51	786,000	885,079
3.700%, 10/15/25	499,000	565,724
4.750%, 09/15/44	340,000	431,336
5.400%, 10/01/43	71,000	98,101
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,091,000	1,142,822
Ziggo Bond Co. B.V. 6.000%, 01/15/27 (144A)	328,000	339,070

		69,634,157

Metal Fabricate/Hardware—0.0%
HTA Group, Ltd. 7.000%, 12/18/25 (144A)	410,000	428,348

Mining—0.2%
Anglo American Capital plc 2.625%, 09/10/30 (144A) (f)	1,266,000	1,255,746
AngloGold Ashanti Holdings plc 3.750%, 10/01/30	200,000	203,973
Corp. Nacional del Cobre de Chile 3.750%, 01/15/31 (144A)	200,000	222,186
FMG Resources August 2006 Pty, Ltd.
4.500%, 09/15/27 (144A)	71,000	75,793
4.750%, 05/15/22 (144A)	478,000	489,353
5.125%, 03/15/23 (144A)	324,000	338,094
5.125%, 05/15/24 (144A) (f)	63,000	67,253
Freeport-McMoRan, Inc.
5.000%, 09/01/27	71,000	74,267
5.250%, 09/01/29	71,000	76,148
Fresnillo plc 4.250%, 10/02/50	609,000	601,558
Industrias Penoles S.A.B. de C.V.
4.150%, 09/12/29 (144A) (f)	707,000	767,448
4.750%, 08/06/50 (144A)	200,000	206,669
Minera Mexico S.A. de C.V. 4.500%, 01/26/50 (144A)	230,000	251,160
Newmont Corp.
2.250%, 10/01/30	546,000	563,080
2.800%, 10/01/29	921,000	996,332
Teck Resources, Ltd. 6.125%, 10/01/35	394,000	470,591
Votorantim S.A. 6.750%, 04/05/21 (144A)	255,000	261,375

		6,921,026

Miscellaneous Manufacturing—0.2%
General Electric Co.
5.875%, 01/14/38	2,262,000	2,636,404
6.150%, 08/07/37	572,000	686,582

Miscellaneous Manufacturing—(Continued)
Parker-Hannifin Corp. 2.700%, 06/14/24	1,915,000	2,049,908
Textron, Inc.
2.450%, 03/15/31	575,000	568,924
3.650%, 03/15/27	640,000	698,310
3.900%, 09/17/29	1,540,000	1,726,643

		8,366,771

Multi-National—0.0%
Banco Latinoamericano de Comercio Exterior S.A. 2.375%, 09/14/25 (144A)	389,000	394,446

Oil & Gas—1.1%
BP Capital Markets America, Inc.
3.119%, 05/04/26	670,000	740,007
3.410%, 02/11/26	137,000	152,911
3.790%, 02/06/24	801,000	878,272
3.796%, 09/21/25	1,481,000	1,674,213
Chesapeake Energy Corp.
5.375%, 06/15/21 (g)	100,000	3,750
6.125%, 02/15/21 (g)	1,884,000	65,940
Chevron USA, Inc. 2.343%, 08/12/50	672,000	626,816
Citgo Holding, Inc. 9.250%, 08/01/24 (144A)	375,000	357,187
Concho Resources, Inc.
2.400%, 02/15/31	210,000	200,666
3.750%, 10/01/27	1,171,000	1,262,368
4.300%, 08/15/28	1,220,000	1,348,660
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	609,000	573,982
Diamondback Energy, Inc. 3.500%, 12/01/29	2,921,000	2,816,282
Ecopetrol S.A.
5.375%, 06/26/26 (f)	2,112,000	2,333,760
6.875%, 04/29/30	415,000	496,962
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	384,000	381,120
5.750%, 01/30/28 (144A)	263,000	264,315
EOG Resources, Inc. 4.150%, 01/15/26	262,000	299,982
Exxon Mobil Corp. 1.408%, 06/26/39 (EUR)	1,740,000	2,010,731
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	1,107,000	644,827
Leviathan Bond, Ltd. 5.750%, 06/30/23 (144A)	502,000	517,060
Marathon Petroleum Corp.
4.750%, 12/15/23	399,000	437,275
4.750%, 09/15/44	342,000	356,320
5.850%, 12/15/45	360,000	408,345
Matador Resources Co. 5.875%, 09/15/26	124,000	103,658
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/01/21 (144A)	112,122	102,592

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Odebrecht Offshore Drilling Finance, Ltd.
6.720%, 12/01/22 (144A)	236,500	$212,852
7.720%, 12/01/26 (144A) (i)	13,639	1,398
Parsley Energy LLC / Parsley Finance Corp. 5.625%, 10/15/27 (144A)	126,000	125,370
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A)	1,010,000	1,035,270
Petrobras Global Finance B.V.
5.093%, 01/15/30	523,000	549,595
6.750%, 06/03/50	192,000	207,953
Petroleos Mexicanos
3.900%, 3M LIBOR + 3.650%, 03/11/22 (a)	419,000	413,587
4.250%, 01/15/25	644,000	597,539
4.500%, 01/23/26	1,324,000	1,174,653
5.500%, 01/21/21	115,000	116,006
6.950%, 01/28/60	1,903,000	1,455,795
Petronas Capital, Ltd. 3.500%, 04/21/30 (144A)	491,000	548,731
Puma International Financing S.A.
5.000%, 01/24/26 (144A)	251,000	210,874
5.125%, 10/06/24 (144A)	524,000	463,740
QEP Resources, Inc. 5.250%, 05/01/23	150,000	109,125
Shell International Finance B.V.
2.375%, 11/07/29	1,885,000	1,992,078
3.625%, 08/21/42	379,000	413,448
3.875%, 11/13/28	1,338,000	1,562,715
4.375%, 05/11/45	1,071,000	1,304,286
Sinopec Group Overseas Development, Ltd. 2.150%, 05/13/25 (144A) (f)	430,000	444,052
SM Energy Co. 10.000%, 01/15/25 (144A) (f)	1,153,000	1,095,350
Suncor Energy, Inc.
6.500%, 06/15/38	262,000	334,949
6.800%, 05/15/38	334,000	436,311
6.850%, 06/01/39	419,000	548,396
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	334,000	335,670
5.500%, 02/15/26	271,000	270,661
6.000%, 04/15/27 (f)	206,000	211,665
Total Capital International S.A.
2.434%, 01/10/25	344,000	366,250
3.700%, 01/15/24	604,000	662,266
WPX Energy, Inc.
5.875%, 06/15/28	100,000	104,500
8.250%, 08/01/23	75,000	84,750
YPF S.A. 7.000%, 12/15/47 (144A)	255,000	161,033

		36,608,869

Oil & Gas Services—0.0%
Odebrecht Oil & Gas Finance, Ltd. Zero Coupon, 10/30/20 (144A)	63,301	95

Packaging & Containers—0.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.250%, 08/15/27 (144A)	410,000	417,790
Ball Corp.
4.875%, 03/15/26	89,000	99,235
5.250%, 07/01/25 (f)	118,000	133,567
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A) (f)	428,000	449,400

		1,099,992

Pharmaceuticals—1.7%
AbbVie, Inc.
2.600%, 11/21/24 (144A)	3,090,000	3,276,914
3.600%, 05/14/25	363,000	402,258
3.800%, 03/15/25 (144A)	3,851,000	4,273,207
4.500%, 05/14/35	1,853,000	2,245,278
4.550%, 03/15/35 (144A)	938,000	1,146,505
4.700%, 05/14/45	776,000	952,167
4.875%, 11/14/48	666,000	844,206
Allergan Funding SCS 3.450%, 03/15/22	2,600,000	2,645,161
AstraZeneca plc 1.375%, 08/06/30	2,688,000	2,614,663
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	976,000	1,072,380
9.250%, 04/01/26 (144A)	837,000	920,700
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	920,000	941,850
5.750%, 08/15/27 (144A) (f)	362,000	384,173
7.000%, 01/15/28 (144A)	403,000	426,173
7.250%, 05/30/29 (144A)	417,000	448,796
9.000%, 12/15/25 (144A)	849,000	923,542
Bayer U.S. Finance LLC 4.375%, 12/15/28 (144A)	1,564,000	1,835,404
Becton Dickinson & Co. 3.300%, 03/01/23	20,000	21,021
Bristol-Myers Squibb Co.
4.550%, 02/20/48	492,000	664,632
5.000%, 08/15/45	689,000	961,940
Cigna Corp.
3.250%, 04/15/25	448,000	492,393
3.400%, 03/01/27	386,000	432,620
3.500%, 06/15/24	346,000	377,299
3.750%, 07/15/23	30,000	32,508
4.375%, 10/15/28	3,305,000	3,925,192
CVS Health Corp.
3.250%, 08/15/29	3,691,000	4,083,599
3.750%, 04/01/30 (f)	2,035,000	2,325,300
4.100%, 03/25/25	526,000	594,300
5.125%, 07/20/45	2,191,000	2,758,081
Elanco Animal Health, Inc.
4.912%, 08/27/21	41,000	42,076
5.272%, 08/28/23	627,000	671,674
5.900%, 08/28/28	86,000	99,330
Eli Lilly & Co. 1.700%, 11/01/49 (EUR)	700,000	891,396

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	1,222,000	$1,452,716
Johnson & Johnson 2.250%, 09/01/50	472,000	465,708
Merck & Co., Inc.
1.450%, 06/24/30	24,000	24,333
3.400%, 03/07/29	2,090,000	2,432,162
Pfizer, Inc.
1.700%, 05/28/30	434,000	446,742
2.625%, 04/01/30	429,000	476,407
3.450%, 03/15/29 (f)	1,527,000	1,785,921
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	486,000	540,260
Takeda Pharmaceutical Co., Ltd.
2.000%, 07/09/40 (EUR)	1,790,000	2,222,860
2.050%, 03/31/30	814,000	824,398
5.000%, 11/26/28	1,515,000	1,879,708
Wyeth LLC 5.950%, 04/01/37	758,000	1,120,177

		57,398,130

Pipelines—2.1%
Boardwalk Pipelines L.P. 4.800%, 05/03/29 (f)	275,000	299,504
Buckeye Partners L.P.
3.950%, 12/01/26	71,000	66,270
4.125%, 03/01/25 (144A)	219,000	209,145
4.150%, 07/01/23	391,000	386,030
4.350%, 10/15/24	500,000	490,625
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,320,000	1,487,908
3.402%, 01/15/38 (144A)	1,690,000	1,825,964
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,606,000	2,901,532
5.875%, 03/31/25	2,958,000	3,371,100
Cheniere Energy Partners L.P.
4.500%, 10/01/29	177,000	181,514
5.250%, 10/01/25	777,000	794,871
5.625%, 10/01/26 (f)	576,000	599,040
Cheniere Energy, Inc. 4.625%, 10/15/28 (144A)	426,000	437,183
DCP Midstream Operating L.P.
5.125%, 05/15/29	71,000	69,935
5.375%, 07/15/25	97,000	100,015
Energy Transfer Operating L.P.
2.900%, 05/15/25	2,199,000	2,210,440
3.600%, 02/01/23	778,000	799,594
4.050%, 03/15/25	510,000	535,890
4.200%, 09/15/23	255,000	268,700
4.250%, 03/15/23	730,000	758,971
4.750%, 01/15/26	1,658,000	1,766,691
6.500%, 02/01/42	1,057,000	1,095,331
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	1,050,000	1,115,759
5.000%, 10/01/22	2,190,000	2,302,166
5.875%, 03/01/22	2,125,000	2,217,918

Pipelines—(Continued)
Enterprise Products Operating LLC
4.200%, 01/31/50	371,000	393,898
4.250%, 02/15/48	416,000	441,072
4.450%, 02/15/43	1,102,000	1,187,449
5.100%, 02/15/45	682,000	792,743
6.650%, 10/15/34	35,000	46,441
6.875%, 03/01/33	282,000	377,318
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	801,000	805,357
2.600%, 10/15/25 (144A)	1,020,000	1,023,288
Kinder Morgan Energy Partners L.P.
5.000%, 08/15/42	347,000	385,106
6.375%, 03/01/41	231,000	282,724
6.500%, 02/01/37	460,000	571,657
6.950%, 01/15/38	447,000	584,150
MPLX L.P.
2.650%, 08/15/30	1,536,000	1,505,040
4.875%, 12/01/24	1,498,000	1,673,261
5.200%, 03/01/47	420,000	450,425
NGPL PipeCo LLC
4.375%, 08/15/22 (144A) (f)	540,000	560,507
4.875%, 08/15/27 (144A)	1,760,000	1,908,987
7.768%, 12/15/37 (144A)	256,000	324,363
Northwest Pipeline LLC 4.000%, 04/01/27	2,735,000	3,025,923
Oleoducto Central S.A. 4.000%, 07/14/27 (144A) (f)	386,000	400,861
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	967,000	1,049,085
5.000%, 03/15/27	164,000	184,520
5.625%, 04/15/23	1,735,000	1,900,358
5.625%, 03/01/25	5,594,000	6,395,293
5.750%, 05/15/24	3,900,000	4,414,935
5.875%, 06/30/26	671,000	793,281
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	2,040,000	2,140,273
5.950%, 12/01/25	545,000	621,931
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28 (f)	89,000	86,775
5.125%, 02/01/25	321,000	320,198
5.375%, 02/01/27	325,000	326,827
5.500%, 03/01/30 (144A)	118,000	117,410
5.875%, 04/15/26 (f)	569,000	584,192
6.500%, 07/15/27	655,000	682,837
6.875%, 01/15/29 (f)	527,000	565,049
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	1,098,000	1,187,810
4.150%, 01/15/48 (144A)	611,000	651,137
TransCanada PipeLines, Ltd. 5.850%, 03/15/36	265,000	346,707
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50 (144A)	991,000	1,022,427
4.000%, 03/15/28	1,315,000	1,465,338
4.600%, 03/15/48	340,000	386,757
7.850%, 02/01/26	1,069,000	1,384,388

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Western Midstream Operating L.P. 2.116%, 3M LIBOR + 1.850%, 01/13/23 (a)	861,000	$800,730
Williams Cos., Inc. (The) 7.500%, 01/15/31	360,000	473,371

		70,934,295

Real Estate—0.1%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	794,000	793,603
Howard Hughes Corp. (The)
5.375%, 03/15/25 (144A) (f)	785,000	797,639
5.375%, 08/01/28 (144A)	749,000	746,528
MAF Global Securities, Ltd.
4.750%, 05/07/24	204,000	217,293
5.500%, 5Y USD Swap + 3.476%, 09/07/22 (a)	255,000	251,328

		2,806,391

Real Estate Investment Trusts—1.3%
American Tower Corp.
1.875%, 10/15/30	333,000	327,963
2.400%, 03/15/25	2,110,000	2,233,427
2.750%, 01/15/27	264,000	284,639
3.375%, 05/15/24	1,890,000	2,046,061
3.800%, 08/15/29 (f)	2,145,000	2,455,315
3.950%, 03/15/29	8,000	9,205
5.000%, 02/15/24	292,000	330,135
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	560,000	603,060
Crown Castle International Corp.
1.350%, 07/15/25 (f)	1,188,000	1,200,632
2.250%, 01/15/31	378,000	380,785
3.100%, 11/15/29	2,653,000	2,870,440
3.150%, 07/15/23	10,000	10,629
3.300%, 07/01/30	551,000	601,642
3.700%, 06/15/26	624,000	695,799
3.800%, 02/15/28	385,000	435,927
4.300%, 02/15/29	46,000	53,619
4.450%, 02/15/26	227,000	260,017
5.200%, 02/15/49	193,000	253,629
Digital Dutch Finco B.V. 1.500%, 03/15/30 (EUR)	1,550,000	1,897,258
Equinix, Inc.
1.000%, 09/15/25	2,263,000	2,241,803
1.250%, 07/15/25 (f)	687,000	691,558
1.550%, 03/15/28	540,000	539,469
2.625%, 11/18/24	355,000	377,387
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	89,000	87,333
5.250%, 05/01/25 (144A)	721,000	728,210
GLP Capital L.P. / GLP Financing II, Inc. 4.000%, 01/15/31	519,000	540,295
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	363,000	368,269
4.625%, 06/15/25 (144A)	145,000	147,900
5.625%, 05/01/24	1,265,000	1,341,254
5.750%, 02/01/27	666,000	717,615

Real Estate Investment Trusts—(Continued)
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29	106,000	110,290
5.000%, 10/15/27	909,000	947,814
5.250%, 08/01/26	59,000	60,770
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875%, 10/01/28 (144A)	96,000	96,240
Prologis Euro Finance LLC 1.500%, 09/10/49 (EUR)	1,255,000	1,492,436
Realty Income Corp.
3.000%, 01/15/27	90,000	97,942
3.250%, 01/15/31	500,000	551,059
RHP Hotel Properties L.P. / RHP Finance Corp. 4.750%, 10/15/27	495,000	456,103
Service Properties Trust
4.350%, 10/01/24	305,000	275,970
4.500%, 06/15/23 (f)	1,350,000	1,324,431
5.000%, 08/15/22	789,000	786,223
7.500%, 09/15/25	264,000	280,795
Trust Fibra Uno 6.950%, 01/30/44 (144A)	533,000	565,646
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (f)	5,261,000	5,208,416
3.750%, 02/15/27 (144A)	825,000	811,206
4.125%, 08/15/30 (144A)	986,000	971,210
4.250%, 12/01/26 (144A)	2,879,000	2,892,387
4.625%, 12/01/29 (144A)	118,000	120,529

		41,780,742

Retail—0.6%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A) (f)	89,000	90,673
5.000%, 10/15/25 (144A) (f)	1,647,000	1,688,768
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,070,000	2,315,732
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	728,000	713,440
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	730,000	609,550
Home Depot, Inc. (The) 2.950%, 06/15/29	3,221,000	3,634,512
IRB Holding Corp. 7.000%, 06/15/25 (144A)	317,000	338,001
L Brands, Inc. 6.625%, 10/01/30 (144A)	123,000	125,153
Lowe’s Cos., Inc.
4.000%, 04/15/25	1,942,000	2,200,943
4.050%, 05/03/47	610,000	727,869
5.125%, 04/15/50	358,000	489,856
Macy’s, Inc. 8.375%, 06/15/25 (144A) (f)	232,000	239,872
McDonald’s Corp.
2.125%, 03/01/30	640,000	665,492
3.625%, 09/01/49	1,653,000	1,846,408
4.450%, 09/01/48	252,000	312,759
4.875%, 12/09/45	346,000	448,304

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Starbucks Corp.
2.250%, 03/12/30	322,000	$334,183
2.550%, 11/15/30	2,171,000	2,296,032

		19,077,547

Semiconductors—1.2%
Analog Devices, Inc. 3.900%, 12/15/25	575,000	657,283
Applied Materials, Inc. 2.750%, 06/01/50	1,140,000	1,194,986
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.125%, 01/15/25	381,000	406,365
3.875%, 01/15/27 (f)	4,103,000	4,549,666
Broadcom, Inc.
2.250%, 11/15/23	2,329,000	2,421,144
4.150%, 11/15/30	234,000	262,709
4.250%, 04/15/26	4,397,000	4,954,513
4.700%, 04/15/25	4,688,000	5,326,009
Intel Corp.
3.734%, 12/08/47	7,000	8,341
4.750%, 03/25/50	1,106,000	1,516,171
KLA Corp.
3.300%, 03/01/50	2,136,000	2,234,396
4.100%, 03/15/29	1,063,000	1,275,498
Lam Research Corp.
1.900%, 06/15/30	507,000	524,933
2.875%, 06/15/50	737,000	761,230
3.750%, 03/15/26	1,325,000	1,519,733
4.875%, 03/15/49	502,000	708,993
NVIDIA Corp.
2.850%, 04/01/30	2,202,000	2,481,803
3.200%, 09/16/26 (f)	768,000	866,069
3.500%, 04/01/50	774,000	904,352
NXP B.V. / NXP Funding LLC
3.150%, 05/01/27 (144A)	332,000	359,538
3.400%, 05/01/30 (144A) (f)	2,040,000	2,231,598
4.300%, 06/18/29 (144A)	1,274,000	1,469,194
5.550%, 12/01/28 (144A)	368,000	455,215
QUALCOMM, Inc.
4.300%, 05/20/47	1,157,000	1,482,953
4.800%, 05/20/45 (f)	371,000	496,649

		39,069,341

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
3.844%, 05/01/25 (144A)	995,000	1,093,086
4.200%, 05/01/30 (144A) (f)	1,709,000	1,959,708

		3,052,794

Software—0.9%
Activision Blizzard, Inc.
1.350%, 09/15/30	692,000	674,235
2.500%, 09/15/50	850,000	777,509

Software—(Continued)
Autodesk, Inc.
3.500%, 06/15/27	2,478,000	2,809,840
4.375%, 06/15/25	140,000	160,585
Fidelity National Information Services, Inc.
1.000%, 12/03/28 (EUR)	1,750,000	2,101,030
2.950%, 05/21/39 (EUR)	900,000	1,275,817
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	1,490,000	1,862,806
2.650%, 06/01/30	1,038,000	1,116,209
3.200%, 07/01/26	190,000	211,048
3.500%, 07/01/29	2,240,000	2,549,418
Microsoft Corp.
3.700%, 08/08/46	354,000	444,199
3.750%, 02/12/45	2,199,000	2,754,847
4.200%, 11/03/35	860,000	1,129,274
Oracle Corp.
3.600%, 04/01/40	763,000	870,164
3.800%, 11/15/37	735,000	860,915
3.850%, 07/15/36	348,000	410,550
3.900%, 05/15/35	2,134,000	2,592,666
4.000%, 07/15/46	1,763,000	2,083,775
4.125%, 05/15/45	556,000	666,408
4.500%, 07/08/44	2,352,000	2,962,242
5.375%, 07/15/40	102,000	142,019

		28,455,556

Telecommunications—2.5%
Altice France S.A.
5.500%, 01/15/28 (144A)	556,000	562,950
7.375%, 05/01/26 (144A)	3,215,000	3,368,998
8.125%, 02/01/27 (144A) (f)	975,000	1,062,467
America Movil S.A.B. de C.V. 2.875%, 05/07/30	1,080,000	1,169,770
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	8,000,000	7,888,415
2.250%, 02/01/32	1,800,000	1,797,905
2.600%, 05/19/38 (EUR)	2,000,000	2,615,834
3.500%, 09/15/53 (144A)	500,000	487,118
3.550%, 09/15/55 (144A)	3,778,000	3,614,027
3.800%, 02/15/27	18,000	20,291
4.350%, 03/01/29	1,399,000	1,642,090
4.500%, 05/15/35	3,623,000	4,273,490
4.650%, 06/01/44	393,000	446,755
4.800%, 06/15/44	313,000	371,859
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	521,000	541,840
Comunicaciones Celulares S.A. Via Comcel Trust 6.875%, 02/06/24	301,000	306,803
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	1,065,000	1,068,355
Corning, Inc.
3.700%, 11/15/23	215,000	232,696
4.375%, 11/15/57	584,000	711,245
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	477,000	534,251

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Digicel Group 0.5, Ltd. 8.000%, 3.000% PIK, 04/01/25 (144A) (i)	266,025	$93,109
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	97,061	74,737
8.750%, 05/25/24 (144A)	243,135	244,047
13.000%, 7.000% PIK, 12/31/25 (144A) (f) (i)	123,149	112,373
Empresa Nacional de Telecomunicaciones S.A. 4.750%, 08/01/26 (144A)	1,277,000	1,405,067
Kenbourne Invest S.A. 6.875%, 11/26/24 (144A)	733,000	762,320
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	1,123,000	1,108,962
4.250%, 07/01/28 (144A)	1,559,000	1,582,884
4.625%, 09/15/27 (144A)	118,000	121,245
5.250%, 03/15/26	499,000	516,939
5.375%, 01/15/24	723,000	729,652
Millicom International Cellular S.A. 6.625%, 10/15/26 (144A) (f)	300,000	321,756
Motorola Solutions, Inc.
4.600%, 05/23/29	2,277,000	2,685,537
5.500%, 09/01/44	1,250,000	1,446,094
Ooredoo International Finance, Ltd. 5.000%, 10/19/25	200,000	233,750
Sprint Corp.
7.625%, 02/15/25	953,000	1,115,010
7.625%, 03/01/26 (f)	961,000	1,161,258
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	781,750	790,506
T-Mobile USA, Inc.
2.550%, 02/15/31 (144A)	737,000	763,591
3.500%, 04/15/25 (144A)	3,267,000	3,584,618
3.750%, 04/15/27 (144A)	3,504,000	3,922,868
3.875%, 04/15/30 (144A)	2,281,000	2,593,565
Verizon Communications, Inc.
1.500%, 09/18/30	1,410,000	1,404,102
1.850%, 05/18/40 (EUR)	770,000	967,386
2.875%, 01/15/38 (EUR)	900,000	1,304,332
3.875%, 02/08/29	1,946,000	2,299,630
4.125%, 03/16/27	4,317,000	5,093,518
4.272%, 01/15/36	4,379,000	5,393,420
4.329%, 09/21/28	2,324,000	2,811,534
4.812%, 03/15/39	488,000	639,699
5.012%, 04/15/49	597,000	857,390
Vodafone Group plc
4.125%, 05/30/25	286,000	326,056
4.375%, 02/19/43	1,055,000	1,233,832
5.250%, 05/30/48	1,316,000	1,696,574

		82,114,520

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
2.600%, 11/19/22	695,000	721,266
3.900%, 11/19/29 (f)	666,000	698,789

		1,420,055

Transportation—0.9%
Burlington Northern Santa Fe LLC
4.400%, 03/15/42	958,000	1,196,598
4.950%, 09/15/41	58,000	77,356
5.050%, 03/01/41	399,000	531,567
CSX Corp.
4.250%, 03/15/29	1,170,000	1,408,726
4.250%, 11/01/66	535,000	663,423
4.300%, 03/01/48	1,116,000	1,387,348
4.750%, 11/15/48	662,000	876,953
6.150%, 05/01/37	20,000	29,055
Empresa de los Ferrocarriles del Estado 3.068%, 08/18/50 (144A) (f)	200,000	196,000
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 05/07/30 (144A) (f)	210,000	232,575
FedEx Corp.
1.300%, 08/05/31 (EUR)	1,185,000	1,425,671
3.875%, 08/01/42	614,000	676,254
4.550%, 04/01/46	134,000	161,264
Norfolk Southern Corp.
2.550%, 11/01/29 (f)	101,000	109,159
2.900%, 06/15/26	1,290,000	1,422,763
3.400%, 11/01/49	527,000	583,925
4.050%, 08/15/52	712,000	869,949
4.450%, 06/15/45	33,000	41,808
4.800%, 08/15/43	409,000	505,062
Rumo Luxembourg S.a.r.l. 5.875%, 01/18/25 (144A)	200,000	209,252
Ryder System, Inc.
2.500%, 09/01/24	105,000	110,335
4.625%, 06/01/25	3,580,000	4,112,995
Union Pacific Corp.
2.750%, 03/01/26	992,000	1,087,698
3.600%, 09/15/37	773,000	891,522
3.750%, 02/05/70	1,261,000	1,419,342
3.950%, 08/15/59	464,000	548,478
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	661,071	733,296
United Parcel Service, Inc.
2.500%, 09/01/29	787,000	859,920
3.400%, 03/15/29	1,551,000	1,790,727
4.450%, 04/01/30	1,543,000	1,932,724
5.200%, 04/01/40	1,251,000	1,712,926
XPO Logistics, Inc.
6.125%, 09/01/23 (144A)	280,000	285,789
6.750%, 08/15/24 (144A) (f)	672,000	711,782

		28,802,242

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 11/01/24 (144A)	480,000	509,139
3.950%, 03/10/25 (144A)	900,000	1,000,842
4.000%, 07/15/25 (144A) (f)	1,285,000	1,447,108

		2,957,089

Total Corporate Bonds & Notes (Cost $1,226,579,492)		1,269,374,606

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—11.3%

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.6%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	$496,082
0.278%, 1M LIBOR + 0.130%, 05/25/37 (a)	1,109,948	286,573
Bayview Financial Revolving Asset Trust
1.145%, 1M LIBOR + 1.000%, 05/28/39 (144A) (a)	5,570,012	4,844,797
1.145%, 1M LIBOR + 1.000%, 12/28/40 (144A) (a)	342,289	297,369
Bear Stearns Asset-Backed Securities Trust
0.498%, 1M LIBOR + 0.350%, 04/25/37 (a)	2,509,533	2,252,281
1.348%, 1M LIBOR + 1.200%, 01/25/36 (a)	15,239	15,223
1.873%, 1M LIBOR + 1.725%, 08/25/34 (a)	67,572	67,480
Citigroup Mortgage Loan Trust
0.348%, 1M LIBOR + 0.200%, 05/25/37 (a)	2,298,582	1,843,953
0.418%, 1M LIBOR + 0.270%, 05/25/37 (a)	1,044,116	844,298
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	227,607	251,549
Home Equity Mortgage Loan Asset-Backed Trust 2.173%, 1M LIBOR + 2.025%, 07/25/34 (a)	219,907	219,099
Home Equity Mortgage Trust 5.867%, 07/25/36 (j)	624,020	161,969
Home Loan Mortgage Loan Trust 0.872%, 1M LIBOR + 0.720%, 04/15/36 (a)	662,057	620,585
Irwin Home Equity Loan Trust 6.530%, 09/25/37 (144A) (j)	128,605	128,237
MASTR Asset-Backed Securities Trust
0.408%, 1M LIBOR + 0.260%, 06/25/36 (144A) (a)	489,487	450,224
0.428%, 1M LIBOR + 0.280%, 05/25/37 (a)	621,846	472,569
Nationstar Home Equity Loan Trust 0.328%, 1M LIBOR + 0.180%, 06/25/37 (a)	16,932	16,902
Option One Mortgage Loan Trust
0.358%, 1M LIBOR + 0.210%, 03/25/37 (a)	930,000	647,104
5.820%, 03/25/37 (j)	1,205,697	1,244,833
5.866%, 01/25/37 (j)	3,323,619	3,282,197
Security National Mortgage Loan Trust 0.498%, 1M LIBOR + 0.350%, 04/25/37 (144A) (a)	142,275	141,849
Yale Mortgage Loan Trust 0.548%, 1M LIBOR + 0.400%, 06/25/37 (144A) (a)	836,195	344,559

		18,929,732

Asset-Backed - Manufactured Housing—0.5%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	278,391
7.463%, 12/10/25 (a)	4,000,000	1,884,885
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	374,728
7.830%, 06/15/30 (a)	1,178,847	359,459
8.290%, 06/15/30 (a)	850,435	274,553
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	2,440,727	2,515,807
Conseco Finance Corp.
6.280%, 09/01/30	282,762	297,806
6.830%, 04/01/30 (a)	135,500	130,890
6.980%, 09/01/30 (a)	979,201	906,920
7.500%, 03/01/30 (a)	423,587	248,314
7.860%, 03/01/30 (a)	395,535	240,733

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	926,683	467,203
8.060%, 09/01/29 (a)	649,819	232,561
8.200%, 05/01/31	1,693,302	879,052
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	720,000	751,068
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (j)	344,000	358,991
Greenpoint Manufactured Housing
8.290%, 12/15/29 (a)	440,000	460,185
9.230%, 12/15/29 (a)	433,285	368,878
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	1,831,351	1,947,883
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	220,497	179,654
7.620%, 06/15/32 (a)	808,285	677,178
Origen Manufactured Housing Contract Trust
1.352%, 1M LIBOR + 1.200%, 10/15/37 (144A) (a)	589,250	558,161
7.820%, 03/15/32 (a)	299,682	293,739

		14,687,039

Asset-Backed - Other—9.9%
ACIS CLO, Ltd. 1.671%, 3M LIBOR + 1.420%, 05/01/26 (144A) (a)	123,276	123,058
AIMCO CLO 1.575%, 3M LIBOR + 1.575%, 01/15/28 (144A) (a)	250,000	244,686
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	762,571	209,998
Zero Coupon, 06/25/57 (144A)	1,451,031	1,333,683
Zero Coupon, 08/25/57 (144A)	1,108,811	1,001,410
Zero Coupon, 12/25/57 (144A) (a)	1,625,683	954,926
Zero Coupon, 04/25/58 (144A)	777,952	398,868
Zero Coupon, 06/25/58 (144A) (a)	579,872	441,543
Zero Coupon, 08/25/58 (144A) (a)	816,380	412,272
Zero Coupon, 11/25/58 (144A)	1,567,597	981,865
Zero Coupon, 09/25/59 (144A)	2,415,423	1,558,488
Zero Coupon, 11/25/59 (144A)	1,022,343	829,451
Zero Coupon, 12/25/59 (144A)	1,761,738	1,104,081
2.250%, 06/25/60 (144A) (j)	4,900,000	4,819,929
2.375%, 12/25/59 (144A) (j)	5,206,027	5,191,638
3.000%, 09/25/59 (144A) (j)	8,028,717	7,970,932
3.000%, 11/25/59 (144A) (j)	2,805,483	2,782,485
3.500%, 12/25/59 (144A) (j)	732,499	729,332
3.750%, 08/25/57 (144A) (a)	3,151,043	3,205,523
3.750%, 12/25/57 (144A)	2,728,734	2,747,075
3.750%, 08/25/58 (144A) (a)	2,885,707	2,879,563
3.850%, 04/25/58 (144A)	2,618,959	2,411,220
3.950%, 10/25/58 (144A) (a)	1,538,066	1,544,382
4.250%, 09/25/59 (144A) (j)	432,000	363,941
4.250%, 11/25/59 (144A) (j)	400,000	336,983
4.375%, 06/25/57 (144A) (a)	3,298,411	3,299,057
4.375%, 06/25/58 (144A) (a)	1,236,809	1,268,599
4.375%, 11/25/58 (144A) (a)	4,021,471	4,020,970
4.875%, 09/25/59 (144A) (j)	570,000	492,354
5.250%, 06/25/57 (144A) (a)	567,000	541,530

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ajax Mortgage Loan Trust
5.250%, 08/25/57 (144A) (a)	440,000	$394,514
5.250%, 06/25/58 (144A) (a)	230,000	220,137
5.250%, 11/25/58 (144A) (a)	667,953	639,311
Allegro CLO, Ltd.
1.351%, 3M LIBOR + 1.080%, 10/21/28 (144A) (a)	1,370,000	1,364,317
1.425%, 3M LIBOR + 1.150%, 01/15/30 (144A) (a)	1,533,149	1,531,048
1.511%, 3M LIBOR + 1.240%, 10/16/30 (144A) (a)	400,000	395,362
1.975%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	600,000	590,911
ALM, Ltd.
1.685%, 3M LIBOR + 1.410%, 10/15/28 (144A) (a)	790,000	789,043
1.725%, 3M LIBOR + 1.450%, 04/16/29 (144A) (a)	650,000	637,416
1.775%, 3M LIBOR + 1.500%, 07/15/27 (144A) (a)	1,810,000	1,787,867
2.125%, 3M LIBOR + 1.850%, 10/15/29 (144A) (a)	1,220,000	1,219,995
2.175%, 3M LIBOR + 1.900%, 07/15/27 (144A) (a)	720,000	706,848
AMMC CLO, Ltd.
1.443%, 3M LIBOR + 1.200%, 11/10/30 (144A) (a)	500,000	496,776
1.868%, 3M LIBOR + 1.600%, 04/14/29 (144A) (a)	250,000	247,747
Anchorage Capital CLO, Ltd.
1.337%, 3M LIBOR + 1.090%, 01/28/31 (144A) (a)	830,000	820,156
1.516%, 3M LIBOR + 1.250%, 10/13/30 (144A) (a)	835,000	831,622
1.545%, 3M LIBOR + 1.270%, 07/15/30 (144A) (a)	710,000	704,551
1.725%, 3M LIBOR + 1.450%, 01/15/30 (144A) (a)	2,410,000	2,389,763
1.747%, 3M LIBOR + 1.500%, 01/28/31 (144A) (a)	1,270,000	1,243,418
1.847%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	1,050,000	1,041,396
1.997%, 3M LIBOR + 1.750%, 01/28/31 (144A) (a)	1,480,000	1,461,632
2.097%, 3M LIBOR + 1.850%, 01/28/31 (144A) (a)	1,740,000	1,677,290
2.125%, 3M LIBOR + 1.850%, 01/15/30 (144A) (a)	1,010,000	978,424
2.416%, 3M LIBOR + 2.150%, 10/13/30 (144A) (a)	590,000	582,047
3.747%, 3M LIBOR + 3.500%, 01/28/31 (144A) (a)	250,000	239,273
Apidos CLO 2.175%, 3M LIBOR + 1.900%, 04/15/31 (144A) (a)	580,000	579,640
Arbor Realty Collateralized Loan Obligation, Ltd. 1.142%, 1M LIBOR + 0.990%, 12/15/27 (144A) (a)	1,200,000	1,178,624
Arbour CLO DAC 2.900%, 3M EURIBOR + 2.900%, 07/15/33 (144A) (EUR) (a)	250,000	293,469
Ares CLO, Ltd. 1.445%, 3M LIBOR + 1.170%, 10/15/30 (144A) (a)	390,000	386,875
Atrium 1.908%, 3M LIBOR + 1.650%, 04/22/27 (144A) (a)	1,119,000	1,082,290
Avery Point CLO, Ltd.
1.253%, 3M LIBOR + 0.980%, 07/17/26 (144A) (a)	452,915	451,495
1.345%, 3M LIBOR + 1.100%, 04/25/26 (144A) (a)	1,641,789	1,638,914
1.415%, 3M LIBOR + 1.140%, 01/15/28 (144A) (a)	1,740,000	1,730,442
B2R Mortgage Trust 3.336%, 11/15/48 (144A)	13,155	13,148
Babson CLO, Ltd.
1.462%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	870,000	865,545
1.672%, 3M LIBOR + 1.400%, 01/20/31 (144A) (a)	250,000	244,111
Battalion CLO 18, Ltd.
Zero Coupon, 3M LIBOR + 4.000%, 10/15/32 (144A) (a)	556,000	556,746
Battalion CLO, Ltd.
1.342%, 3M LIBOR + 1.070%, 07/18/30 (144A) (a)	1,285,000	1,275,213
1.514%, 3M LIBOR + 1.250%, 01/24/29 (144A) (a)	5,660,000	5,645,097

Asset-Backed - Other—(Continued)
Battalion CLO, Ltd.
1.822%, 3M LIBOR + 1.550%, 07/18/30 (144A) (a)	642,000	635,348
BDS, Ltd. 1.551%, 1M LIBOR + 1.400%, 12/15/35 (144A) (a)	1,270,000	1,260,475
Benefit Street Partners CLO, Ltd.
1.052%, 3M LIBOR + 0.780%, 07/18/27 (144A) (a)	480,179	477,214
1.362%, 3M LIBOR + 1.090%, 04/20/31 (144A) (a)	1,030,000	1,018,486
1.372%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	2,000,000	1,979,394
1.512%, 3M LIBOR + 1.240%, 10/18/29 (144A) (a)	3,800,000	3,789,235
BlueMountain CLO, Ltd.
1.438%, 3M LIBOR + 1.180%, 10/22/30 (144A) (a)	754,199	747,671
1.502%, 3M LIBOR + 1.230%, 01/20/29 (144A) (a)	1,546,513	1,544,484
Bowman Park CLO, Ltd. 1.436%, 3M LIBOR + 1.180%, 11/23/25 (144A) (a)	253,081	252,441
C-BASS Trust 0.308%, 1M LIBOR + 0.160%, 10/25/36 (a)	233,847	194,489
California Street CLO XII, Ltd. 1.305%, 3M LIBOR + 1.030%, 10/15/25 (144A) (a)	3,730,827	3,719,631
Carlyle Global Market Strategies CLO, Ltd.
1.162%, 3M LIBOR + 0.890%, 01/18/29 (144A) (a)	509,332	503,942
1.243%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	967,060	955,345
1.295%, 3M LIBOR + 1.050%, 07/27/31 (144A) (a)	4,066,514	4,006,667
1.847%, 3M LIBOR + 1.600%, 07/28/28 (144A) (a)	640,000	632,285
Carlyle U.S. CLO, Ltd. 1.455%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	1,550,000	1,529,735
Carrington Mortgage Loan Trust 0.308%, 1M LIBOR + 0.160%, 10/25/36 (a)	327,316	311,590
CarVal CLO, Ltd. 3.972%, 3M LIBOR + 3.700%, 07/20/32 (144A) (a)	250,000	247,091
CBAM, Ltd.
1.522%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	2,000,000	1,990,878
2.023%, 3M LIBOR + 1.750%, 10/17/29 (144A) (a)	1,020,000	1,012,793
CDO Repack SPC, Ltd. Zero Coupon, 05/20/30 (144A)	427,645	447,388
Cedar Funding CLO, Ltd.
1.252%, 3M LIBOR + 0.980%, 04/20/31 (144A) (a)	380,000	375,400
1.362%, 3M LIBOR + 1.090%, 10/20/28 (144A) (a)	3,680,000	3,656,511
1.373%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	770,000	761,397
1.472%, 3M LIBOR + 1.230%, 06/09/30 (144A) (a)	434,000	432,262
1.523%, 3M LIBOR + 1.250%, 10/17/30 (144A) (a)	5,150,000	5,126,119
Cent CLO, Ltd. 1.345%, 3M LIBOR + 1.070%, 10/15/26 (144A) (a)	1,092,701	1,091,223
Chase Funding Trust 6.333%, 04/25/32 (j)	175,218	178,988
CIFC Funding, Ltd.
1.272%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	589,000	579,072
1.281%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	1,170,000	1,162,466
1.422%, 3M LIBOR + 1.150%, 10/20/27 (144A) (a)	250,000	248,804
2.021%, 3M LIBOR + 1.750%, 07/16/30 (144A) (a)	250,000	249,625
2.275%, 3M LIBOR + 2.000%, 04/15/30 (144A) (a)	571,000	564,705
Countrywide Asset-Backed Certificates
0.308%, 1M LIBOR + 0.160%, 12/25/35 (a)	1,177,394	1,165,705
0.308%, 1M LIBOR + 0.160%, 09/25/46 (a)	82,546	80,615
0.368%, 1M LIBOR + 0.220%, 12/25/25 (a)	39,431	50,529
0.468%, 1M LIBOR + 0.320%, 10/25/36 (a)	759,418	710,476
4.620%, 04/25/36 (a)	1,097,352	1,096,159

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.452%, 1M LIBOR + 0.300%, 12/15/33 (144A) (a)	373,770	$330,375
Countrywide Revolving Home Equity Loan Trust
0.302%, 1M LIBOR + 0.150%, 11/15/36 (a)	508,239	425,123
0.332%, 1M LIBOR + 0.180%, 05/15/35 (a)	205,895	200,513
Credit-Based Asset Servicing & Securitization LLC 3.196%, 12/25/36 (j)	177,657	176,532
Dorchester Park CLO DAC
1.722%, 3M LIBOR + 1.450%, 04/20/28 (144A) (a)	934,000	918,451
Dryden CLO, Ltd. 1.395%, 3M LIBOR + 1.120%, 01/15/31 (144A) (a)	6,020,000	5,972,605
Dryden Senior Loan Fund
1.175%, 3M LIBOR + 0.900%, 10/15/27 (144A) (a)	1,464,559	1,453,952
1.480%, 3M LIBOR + 1.200%, 08/15/30 (144A) (a)	2,205,000	2,198,647
2.125%, 3M LIBOR + 1.850%, 10/15/27 (144A) (a)	660,000	640,508
Eaton Vance CLO, Ltd. 2.475%, 3M LIBOR + 2.200%, 10/15/30 (144A) (a)	710,000	701,598
Elm CLO, Ltd.
1.443%, 3M LIBOR + 1.170%, 01/17/29 (144A) (a)	4,180,000	4,163,702
2.023%, 3M LIBOR + 1.750%, 01/17/29 (144A) (a)	490,000	486,091
First Franklin Mortgage Loan Trust
0.288%, 1M LIBOR + 0.140%, 12/25/36 (a)	4,709,979	2,907,771
0.298%, 1M LIBOR + 0.150%, 12/25/36 (a)	2,578,898	2,349,507
0.358%, 1M LIBOR + 0.210%, 12/25/36 (a)	8,664,300	5,435,018
Flatiron CLO, Ltd. 1.165%, 3M LIBOR + 0.890%, 04/15/27 (144A) (a)	599,091	596,458
Fremont Home Loan Trust 0.288%, 1M LIBOR + 0.140%, 02/25/37 (a)	966,234	755,666
Galaxy CLO, Ltd.
1.544%, 3M LIBOR + 1.280%, 04/24/29 (144A) (a)	606,000	604,277
1.960%, 3M LIBOR + 1.680%, 11/15/26 (144A) (a)	430,000	419,126
GE-WMC Asset-Backed Pass-Through Certificates 0.648%, 1M LIBOR + 0.500%, 12/25/35 (a)	109,619	108,180
Gilbert Park CLO, Ltd. 3.225%, 3M LIBOR + 2.950%, 10/15/30 (144A) (a)	861,000	813,763
GoldentTree Loan Management U.S. CLO, Ltd. 2.922%, 3M LIBOR + 2.650%, 04/20/29 (144A) (a)	350,000	332,763
Highbridge Loan Management, Ltd. 1.249%, 3M LIBOR + 1.000%, 02/05/31 (144A) (a)	1,380,565	1,358,338
HPS Loan Management, Ltd. 1.412%, 3M LIBOR + 1.140%, 01/20/28 (144A) (a)	1,020,000	1,013,793
ICG U.S. CLO, Ltd. 1.412%, 3M LIBOR + 1.140%, 10/19/28 (144A) (a)	1,315,000	1,308,495
Invitation Homes Trust 2.151%, 1M LIBOR + 2.000%, 07/17/37 (144A) (a)	712,107	712,580
KKR CLO, Ltd. 1.522%, 3M LIBOR + 1.250%, 01/20/29 (144A) (a)	802,000	796,465
Knollwood CDO, Ltd. 3.477%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (a)	988,969	99
LCM, Ltd.
1.312%, 3M LIBOR + 1.040%, 10/20/27 (144A) (a)	1,010,000	1,000,651
1.342%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	2,590,000	2,570,205
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	1,930,736	1,938,796
4.000%, 12/28/54 (144A) (a)	981,403	990,594

Asset-Backed - Other—(Continued)
Lehman ABS Mortgage Loan Trust 0.238%, 1M LIBOR + 0.090%, 06/25/37 (144A) (a)	178,665	139,173
Lendmark Funding Trust 2.780%, 04/20/28 (144A)	2,630,000	2,658,827
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A) †	1,190,365	1,189,770
LoanCore Issuer, Ltd. 1.282%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	644,020	640,805
Loanpal Solar Loan, Ltd. 2.750%, 07/20/47 (144A)	1,328,202	1,356,884
Long Beach Mortgage Loan Trust
0.258%, 1M LIBOR + 0.110%, 10/25/36 (a)	519,572	235,873
0.298%, 1M LIBOR + 0.150%, 06/25/36 (a)	566,998	350,603
Madison Park Funding, Ltd.
1.178%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,094,000	1,085,340
1.222%, 3M LIBOR + 0.950%, 04/19/30 (144A) (a)	1,330,000	1,319,464
1.461%, 3M LIBOR + 1.190%, 10/21/30 (144A) (a)	5,000,000	4,965,750
1.492%, 3M LIBOR + 1.220%, 01/20/29 (144A) (a)	2,260,000	2,257,170
2.021%, 3M LIBOR + 1.750%, 07/21/30 (144A) (a)	350,000	348,609
3.128%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	2,030,000	2,018,857
Marble Point CLO, Ltd. 1.452%, 3M LIBOR + 1.180%, 12/18/30 (144A) (a)	580,000	572,435
Mariner CLO LLC
1.756%, 3M LIBOR + 1.500%, 07/23/29 (144A) (a)	272,000	268,022
1.772%, 3M LIBOR + 1.500%, 04/20/29 (144A) (a)	1,412,000	1,394,583
2.306%, 3M LIBOR + 2.050%, 07/23/29 (144A) (a)	1,015,000	986,557
Mariner Finance Issuance Trust
2.960%, 07/20/32 (144A)	3,470,000	3,530,609
3.510%, 07/20/32 (144A)	560,000	563,534
4.010%, 07/20/32 (144A)	490,000	483,601
MCM Capital LLC
Zero Coupon, 05/28/58 (144A)	1,696,026	1,195,791
4.000%, 05/28/58 (144A)	271,049	272,597
Merrill Lynch First Franklin Mortgage Loan Trust 0.388%, 1M LIBOR + 0.240%, 05/25/37 (a)	9,643,073	7,251,179
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,660,819	1,742,657
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	285,076	291,240
2.880%, 09/20/40 (144A)	196,873	208,148
3.100%, 04/20/46 (144A)	427,614	437,957
Mountain Hawk II CLO, Ltd. 1.872%, 3M LIBOR + 1.600%, 07/20/24 (144A) (a)	405,962	404,131
MP CLO, Ltd. 1.522%, 3M LIBOR + 1.250%, 10/20/30 (144A) (a)	1,010,000	997,634
Neuberger Berman Loan Advisers CLO, Ltd. 1.442%, 3M LIBOR + 1.170%, 10/18/30 (144A) (a)	1,770,000	1,757,072
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.548%, 1M LIBOR + 0.400%, 10/25/36 (144A) (a)	242,310	233,529
OCP CLO, Ltd.
1.065%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	182,982	181,813
1.325%, 3M LIBOR + 1.080%, 04/26/31 (144A) (a)	160,000	158,808
1.392%, 3M LIBOR + 1.120%, 10/18/28 (144A) (a)	2,916,000	2,900,717
1.535%, 3M LIBOR + 1.260%, 07/15/30 (144A) (a)	3,270,000	3,256,577
2.164%, 3M LIBOR + 1.900%, 04/24/29 (144A) (a)	911,000	885,291

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OCP CLO, Ltd.
2.203%, 3M LIBOR + 1.950%, 11/20/30 (144A) (a)	250,000	$245,302
Octagon Investment Partners, Ltd.
1.231%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	2,210,000	2,178,300
1.245%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	3,420,000	3,384,155
1.293%, 3M LIBOR + 1.020%, 07/17/30 (144A) (a)	3,370,000	3,327,464
1.462%, 3M LIBOR + 1.190%, 01/20/31 (144A) (a)	430,000	425,783
OFSI Fund, Ltd. 1.172%, 3M LIBOR + 0.900%, 10/18/26 (144A) (a)	33,745	33,733
OHA Credit Funding 3, Ltd. 2.072%, 3M LIBOR + 1.800%, 07/20/32 (144A) (a)	343,000	342,141
OHA Loan Funding, Ltd. 1.296%, 3M LIBOR + 1.040%, 05/23/31 (144A) (a)	5,670,000	5,598,796
OneMain Financial Issuance Trust
3.140%, 10/14/36 (144A)	3,280,000	3,511,986
3.840%, 05/14/32 (144A)	2,332,000	2,452,547
OZLM Funding, Ltd. 1.508%, 3M LIBOR + 1.250%, 10/22/30 (144A) (a)	10,567,890	10,477,006
OZLM, Ltd.
1.295%, 3M LIBOR + 1.020%, 04/15/31 (144A) (a)	520,000	511,550
1.495%, 3M LIBOR + 1.220%, 11/22/30 (144A) (a)	690,000	685,975
1.975%, 3M LIBOR + 1.700%, 01/15/29 (144A) (a)	2,570,000	2,543,544
2.172%, 3M LIBOR + 1.900%, 01/20/31 (144A) (a)	320,000	305,830
Palmer Square CLO, Ltd.
1.302%, 3M LIBOR + 1.030%, 04/18/31 (144A) (a)	1,040,000	1,024,753
1.371%, 3M LIBOR + 1.100%, 07/16/31 (144A) (a)	1,240,000	1,226,949
1.403%, 3M LIBOR + 1.130%, 01/17/31 (144A) (a)	1,312,000	1,301,113
1.467%, 3M LIBOR + 1.220%, 05/21/29 (144A) (a)	2,600,000	2,590,123
1.630%, 3M LIBOR + 1.350%, 08/15/26 (144A) (a)	945,000	940,035
1.897%, 3M LIBOR + 1.650%, 05/21/29 (144A) (a)	570,000	563,283
Palmer Square Loan Funding, Ltd.
1.603%, 3M LIBOR + 1.350%, 02/20/28 (144A) (a)	980,000	965,129
1.822%, 3M LIBOR + 1.550%, 04/20/28 (144A) (a)	1,120,000	1,102,247
6.164%, 3M LIBOR + 5.900%, 10/24/27 (144A) (a)	262,000	245,069
Parallel Ltd. 2.022%, 3M LIBOR + 1.750%, 07/20/27 (144A) (a)	350,000	339,583
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,730,694
4.000%, 08/24/49 (144A)	260,000	251,733
Progress Residential Trust
2.768%, 08/17/34 (144A)	924,503	941,488
4.778%, 03/17/35 (144A)	120,000	122,484
Race Point CLO, Ltd. 1.485%, 3M LIBOR + 1.210%, 10/15/30 (144A) (a)	1,163,830	1,161,181
Regatta VI Funding, Ltd. 1.352%, 3M LIBOR + 1.080%, 07/20/28 (144A) (a)	2,910,000	2,894,469
Regional Management Issuance Trust 3.050%, 11/15/28 (144A)	2,750,000	2,752,138
Republic FInance Issuance Trust 3.430%, 11/22/27 (144A)	3,210,000	3,263,154
Riserva CLO, Ltd. 1.412%, 3M LIBOR + 1.140%, 10/18/28 (144A) (a)	1,110,000	1,103,517
Rockford Tower CLO, Ltd.
1.305%, 3M LIBOR + 1.030%, 04/15/29 (144A) (a)	2,020,000	1,997,958
1.462%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	3,405,000	3,380,750
1.725%, 3M LIBOR + 1.450%, 04/15/29 (144A) (a)	940,000	922,468
1.775%, 3M LIBOR + 1.500%, 10/15/29 (144A) (a)	1,531,000	1,502,138

Asset-Backed - Other—(Continued)
Rockford Tower CLO, Ltd.
2.183%, 3M LIBOR + 1.930%, 08/20/32 (144A) (a)	250,000	245,070
3.125%, 3M LIBOR + 2.850%, 10/15/29 (144A) (a)	939,000	869,779
Rockford Tower Europe CLO DAC 1.850%, 3M EURIBOR + 1.850%, 12/20/31 (EUR) (a)	407,000	476,355
RR 11, Ltd. 2.283%, 3M LIBOR + 2.100%, 10/15/31 (144A) (a)	704,000	702,812
RR 2, Ltd. 1.875%, 3M LIBOR + 1.600%, 10/15/29 (144A) (a)	250,000	245,290
RR 3, Ltd. 1.365%, 3M LIBOR + 1.090%, 01/15/30 (144A) (a)	560,000	557,085
RR 6, Ltd. 1.525%, 3M LIBOR + 1.250%, 04/15/30 (144A) (a)	2,360,000	2,350,631
SG Mortgage Securities Trust 0.358%, 1M LIBOR + 0.210%, 10/25/36 (a)	570,000	427,477
Silver Creek CLO, Ltd. 1.512%, 3M LIBOR + 1.240%, 07/20/30 (144A) (a)	1,330,000	1,320,360
Sound Point CLO II, Ltd. 1.315%, 3M LIBOR + 1.070%, 01/26/31 (144A) (a)	500,000	494,116
Sound Point CLO XIV, Ltd. 1.406%, 3M LIBOR + 1.150%, 01/23/29 (144A) (a)	2,140,000	2,119,610
Sound Point CLO, Ltd. 1.675%, 3M LIBOR + 1.400%, 04/15/32 (144A) (a)	4,840,000	4,815,161
Soundview Home Loan Trust
0.943%, 1M LIBOR + 0.795%, 01/25/35 (a)	18,011	16,962
Steele Creek CLO, Ltd. 1.525%, 3M LIBOR + 1.250%, 10/15/30 (144A) (a)	670,000	663,699
Symphony CLO, Ltd.
1.406%, 3M LIBOR + 1.150%, 01/23/28 (144A) (a)	950,000	945,242
1.655%, 3M LIBOR + 1.380%, 07/15/32 (144A) (a)	840,000	840,008
TCI-Flatiron CLO,Ltd. 1.480%, 3M LIBOR + 1.200%, 11/18/30 (144A) (a)	1,080,000	1,067,133
TIAA CLO, Ltd.
1.421%, 3M LIBOR + 1.150%, 01/16/31 (144A) (a)	571,000	562,259
1.552%, 3M LIBOR + 1.280%, 04/20/29 (144A) (a)	900,000	897,467
TICP CLO, Ltd.
1.475%, 3M LIBOR + 1.200%, 01/15/29 (144A) (a)	460,000	458,551
1.975%, 3M LIBOR + 1.700%, 01/15/29 (144A) (a)	1,270,000	1,264,968
7.325%, 3M LIBOR + 7.050%, 04/15/33 (144A) (a)	250,000	242,012
Towd Point Mortgage Trust 4.500%, 11/25/58 (144A) (a)	2,110,000	2,196,427
Trestles CLO III, Ltd.
1.602%, 3M LIBOR + 1.330%, 01/20/33 (144A) (a)	1,170,000	1,167,298
2.122%, 3M LIBOR + 1.850%, 01/20/33 (144A) (a)	520,000	519,998
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	274,665
4.960%, 05/17/37 (144A)	180,000	191,447
Venture CLO, Ltd. 1.342%, 3M LIBOR + 1.070%, 07/18/31 (144A) (a)	420,000	416,100
Vericrest Opportunity Loan Trust 3.967%, 02/25/49 (144A) (j)	248,783	248,957
Voya CLO, Ltd.
1.335%, 3M LIBOR + 1.060%, 04/15/31 (144A) (a)	1,989,000	1,972,006
1.405%, 3M LIBOR + 1.130%, 10/15/30 (144A) (a)	1,020,000	1,008,959
2.895%, 3M LIBOR + 2.650%, 07/25/26 (144A) (a)	360,000	347,538

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Washington Mutural Asset-Backed Certificates Trust
0.303%, 1M LIBOR + 0.155%, 10/25/36 (a)	775,871	$635,230
0.328%, 1M LIBOR + 0.180%, 09/25/36 (a)	2,071,510	929,603
Westcott Park CLO, Ltd. 1.482%, 3M LIBOR + 1.210%, 07/20/28 (144A) (a)	1,370,000	1,363,797
York CLO, Ltd.
1.522%, 3M LIBOR + 1.250%, 10/20/29 (144A) (a)	630,000	628,376
2.022%, 3M LIBOR + 1.750%, 10/20/29 (144A) (a)	850,000	844,087

		332,814,305

Asset-Backed - Student Loan—0.3%
Navient Private Education Refi Loan Trust
1.052%, 1M LIBOR + 0.900%, 11/15/68 (144A) (a)	480,000	477,752
2.690%, 07/15/69 (144A)	450,000	450,146
Scholar Funding Trust 0.795%, 1M LIBOR + 0.650%, 01/30/45 (144A) (a)	3,746,061	3,694,793
SLM Private Credit Student Loan Trust 0.580%, 3M LIBOR + 0.330%, 03/15/24 (a)	1,506,214	1,491,506
SLM Private Education Loan Trust 4.902%, 1M LIBOR + 4.750%, 10/15/41 (144A) (a)	3,372,000	3,674,920
SMB Private Education Loan Trust 3.500%, 12/17/40 (144A)	1,340,000	1,376,763

		11,165,880

Total Asset-Backed Securities (Cost $375,095,021)		377,596,956

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—1.8%
AJAX Mortgage Loan Trust 2.250%, 09/27/60 (144A) (j)	5,090,000	5,003,276
Alternative Loan Trust
0.288%, 1M LIBOR + 0.140%, 04/25/47 (a)	662,871	593,682
0.338%, 1M LIBOR + 0.190%, 10/25/46 (a)	877,021	820,609
0.346%, 1M LIBOR + 0.190%, 03/20/47 (a)	1,410,284	1,151,968
0.356%, 1M LIBOR + 0.200%, 07/20/46 (a)	2,423,953	1,821,680
0.378%, 1M LIBOR + 0.230%, 11/25/36 (a)	526,781	472,805
0.498%, 1M LIBOR + 0.350%, 06/25/35 (a)	1,207,023	943,031
0.748%, 1M LIBOR + 0.600%, 01/25/36 (a)	486,084	445,836
2.749%, 12M MTA + 1.730%, 11/25/46 (a)	2,532,006	2,090,435
5.500%, 04/25/37	730,975	553,027
6.000%, 04/25/37	115,394	75,225
6.000%, 05/25/37	2,652,700	1,764,041
American Home Mortgage Assets Trust
1.939%, 12M MTA + 0.920%, 11/25/46 (a)	273,126	117,156
1.959%, 12M MTA + 0.940%, 10/25/46 (a)	441,681	355,149
APS Resecuritization Trust
2.748%, 1M LIBOR + 2.600%, 04/27/47 (144A) (a)	344,017	341,884
2.998%, 1M LIBOR + 2.850%, 09/27/46 (144A) (a)	1,994,169	1,984,733
Ari Investments LLC 4.480%, 01/06/25	872,086	845,923
Banc of America Alternative Loan Trust 5.500%, 10/25/35	858,029	850,031

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (j)	1,835,940	1,683,149
6.250%, 02/25/36 (j)	2,548,830	2,191,867
BFLD Trust 3.900%, 10/15/22	980,000	980,000
Chase Mortgage Finance Trust 6.000%, 12/25/37	7,757,650	5,231,808
CHL Mortgage Pass-Through Trust 1.979%, 12M MTA + 0.960%, 04/25/46 (a)	3,682,779	1,569,912
Credit Suisse Mortgage Capital Certificates 6.500%, 10/27/37 (144A)	2,615,084	1,416,801
CSFB Mortgage-Backed Pass-Through Certificates 1.498%, 1M LIBOR + 1.350%, 11/25/35 (a)	439,254	86,425
Deutsche ALT-A Securities Mortgage Loan Trust 0.318%, 1M LIBOR + 0.170%, 08/25/47 (a)	406,903	280,684
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.670%, 1M LIBOR + 0.500%, 01/27/37 (144A) (a)	24,498	23,493
GreenPoint Mortgage Funding Trust 3.019%, 12M MTA + 2.000%, 03/25/36 (a)	172,506	164,522
GSR Mortgage Loan Trust 6.000%, 07/25/37	495,140	440,460
HarborView Mortgage Loan Trust 0.361%, 1M LIBOR + 0.205%, 12/19/36 (a)	2,834,803	2,475,135
IndyMac INDX Mortgage Loan Trust 3.178%, 09/25/37 (a)	762,165	522,370
JPMorgan Alternative Loan Trust
0.568%, 1M LIBOR + 0.420%, 03/25/37 (a)	1,033,424	975,324
3.677%, 05/25/37 (a)	232,586	206,793
JPMorgan Chase Commercial Mortgage Securities Corp. 4.767%, 07/05/31 (144A) (a)	265,000	273,273
JPMorgan Mortgage Trust 6.500%, 08/25/36	226,354	138,669
Legacy Mortgage Asset Trust
2.734%, 01/25/60 (144A) (j)	1,020,000	1,019,994
MASTR Resecuritization Trust 0.609%, 08/25/37 (144A) (a)	362,709	217,520
MCM Capital LLC
Zero Coupon, 10/25/28 (144A)	2,818,942	885,709
4.000%, 10/25/28 (144A) (j)	956,224	935,417
Merrill Lynch Mortgage Investors Trust 3.816%, 05/25/36 (a)	982,560	871,852
Morgan Stanley Capital I Trust 4.438%, 09/09/32 (144A) (a)	527,000	531,440
Mortgage Loan Resecuritization Trust 0.495%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	3,169,881	2,796,121
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	466,537	501,803
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.634%, 05/25/36 (j)	242,554	80,931
Preston Ridge Partners Mortgage 2.857%, 09/25/25 (144A) (j)	4,380,000	4,380,000
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (a) (c)	1,084,565	151,488
Zero Coupon, 07/25/56 (144A) (k)	807,278	88,394
1.532%, 05/25/57 (a)	164,912	76,300

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (a)	2,550,000	$2,556,375
Sequoia Mortgage Trust 3.264%, 07/20/37 (a)	293,433	264,951
Structured Adjustable Rate Mortgage Loan Trust
3.569%, 04/25/36 (a)	295,187	233,438
3.914%, 04/25/47 (a)	780,229	514,934
Structured Asset Mortgage Investments Trust
0.338%, 1M LIBOR + 0.190%, 06/25/36 (a)	1,036,114	927,355
0.358%, 1M LIBOR + 0.210%, 05/25/46 (a)	224,632	193,621
0.378%, 1M LIBOR + 0.230%, 02/25/36 (a)	1,493,008	1,301,330
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	390,000	396,999
Voyager OPTONE Delaware Trust 4.718%, 02/25/38 (144A) (a) (c)	3,442,917	1,189,905

		59,007,053

Commercial Mortgage-Backed Securities—3.2%
1211 Avenue of the Americas Trust 4.280%, 08/10/35 (144A) (a)	230,000	220,351
AOA Mortgage Trust 3.110%, 12/13/29 (144A) (a)	460,000	456,884
Ashford Hospitality Trust, Inc. 2.252%, 1M LIBOR + 2.100%, 04/15/35 (144A) (a)	138,000	125,620
Atrium Hotel Portfolio Trust
2.102%, 1M LIBOR + 1.950%, 12/15/36 (144A) (a)	1,540,000	1,295,849
3.202%, 1M LIBOR + 3.050%, 12/15/36 (144A) (a)	178,038	145,168
BAMLL Commercial Mortgage Securities Trust
1.552%, 1M LIBOR + 1.400%, 11/15/33 (144A) (a)	510,000	479,749
1.652%, 1M LIBOR + 1.500%, 11/15/32 (144A) (a)	300,000	256,473
2.152%, 1M LIBOR + 2.000%, 11/15/32 (144A) (a)	630,000	515,195
3.716%, 04/14/33 (144A) (a)	250,000	250,719
3.727%, 08/14/34 (144A) (a)	2,127,000	2,045,526
Banc of America Commercial Mortgage Trust
0.779%, 02/15/50 (a) (c)	4,070,000	151,193
1.436%, 02/15/50 (144A) (a) (c)	2,000,000	135,440
BANK
0.463%, 09/15/62 (a) (c)	8,619,000	258,051
0.963%, 09/15/62 (a) (c)	2,539,429	156,462
4.168%, 08/15/61 (a)	187,000	203,869
Barclays Commercial Mortgage Trust
0.874%, 1M LIBOR + 0.722%, 03/15/37 (144A) (a)	280,000	268,863
1.505%, 05/15/52 (a) (c)	2,374,711	221,264
2.312%, 1M LIBOR + 2.160%, 11/25/34 (144A) (a)	520,000	481,160
Bayview Commercial Asset Trust
0.398%, 1M LIBOR + 0.250%, 10/25/36 (144A) (a)	161,682	150,146
0.448%, 1M LIBOR + 0.300%, 01/25/36 (144A) (a)	101,229	94,601
0.448%, 1M LIBOR + 0.300%, 10/25/36 (144A) (a)	164,519	153,075
0.508%, 1M LIBOR + 0.360%, 04/25/36 (144A) (a)	111,105	103,234
0.598%, 1M LIBOR + 0.450%, 01/25/36 (144A) (a)	75,360	70,996
1.648%, 1M LIBOR + 1.500%, 12/25/37 (144A) (a)	720,000	681,216
BB-UBS Trust
0.730%, 11/05/36 (144A) (a) (c)	85,480,000	1,982,786
4.160%, 11/05/36 (144A) (a)	330,000	265,088
Bear Stearns Commercial Mortgage Securities Trust 5.513%, 01/12/45 (a)	209,539	209,176

Commercial Mortgage-Backed Securities—(Continued)
Benchmark Mortgage Trust
1.211%, 03/15/52 (a) (c)	5,772,128	413,898
1.269%, 08/15/57 (a) (c)	12,704,321	984,383
2.500%, 02/15/53 (144A)	189,000	159,187
3.404%, 12/15/62 (144A) (a)	302,000	287,573
3.655%, 02/15/53 (a)	124,000	122,738
BHMS Mortgage Trust 1.402%, 1M LIBOR + 1.250%, 07/15/35 (144A) (a)	260,000	249,316
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,524,800
3.454%, 03/10/33 (144A)	3,126,000	3,363,617
3.633%, 03/10/33 (144A)	600,000	606,190
BX Trust
4.076%, 12/09/41 (144A) (a)	4,536,000	4,268,586
3.202%, 12/09/41 (144A)	260,000	275,037
BX Commercial Mortgage Trust
2.152%, 1M LIBOR + 2.000%, 12/15/36 (144A) (a)	3,311,969	3,258,151
2.452%, 1M LIBOR + 2.300%, 10/15/36 (144A) (a)	4,072,488	4,006,300
2.802%, 1M LIBOR + 2.650%, 10/15/36 (144A) (a)	3,496,264	3,409,645
3.152%, 1M LIBOR + 3.000%, 11/15/35 (144A) (a)	3,101,000	3,023,882
BXP Trust
3.670%, 08/13/37 (144A) (a)	760,000	723,291
CD Commercial Mortgage Trust
3.514%, 05/10/50 (a)	10,000	11,291
3.631%, 02/10/50	350,000	396,578
3.956%, 08/15/50 (a)	363,000	397,248
5.648%, 10/15/48	293,077	299,609
CFCRE Commercial Mortgage Trust 0.887%, 05/10/58 (a) (c)	2,370,000	87,778
CFK Trust 4.637%, 01/15/39 (144A) (a)	728,000	750,336
CGDBB Commercial Mortgage Trust
0.942%, 1M LIBOR + 0.790%, 07/15/32 (144A) (a)	1,023,169	1,023,005
1.752%, 1M LIBOR + 1.600%, 07/15/32 (144A) (a)	1,014,033	1,012,807
2.302%, 1M LIBOR + 2.150%, 07/15/32 (144A) (a)	1,534,753	1,519,608
CHC Commercial Mortgage Trust 1.652%, 1M LIBOR + 1.500%, 06/15/34 (144A) (a)	1,690,704	1,594,779
Citigroup Commercial Mortgage Trust
3.102%, 12/15/72	220,000	248,197
4.888%, 05/10/36 (144A) (a)	1,107,000	1,137,552
5.050%, 04/15/49 (a)	40,000	39,001
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.168%, 02/10/35 (144A) (a) (c)	60,958,000	247,489
1.157%, 03/10/46 (a) (c)	20,004,244	339,756
3.285%, 10/10/36 (144A) (a)	270,000	262,906
3.550%, 07/15/47	524,565	565,250
3.696%, 08/10/48	320,000	358,000
3.796%, 08/10/47	540,000	592,830
4.006%, 04/10/47	400,000	435,412
4.236%, 02/10/47 (a)	320,000	347,317
4.480%, 07/10/48 (a)	1,600,000	1,556,327
4.892%, 02/10/47 (a)	635,000	674,418
Credit Suisse Mortgage Capital Certificates Trust
1.102%, 1M LIBOR + 0.950%, 12/15/30 (144A) (a)	280,000	272,356
3.904%, 11/10/32 (144A) (a)	301,000	316,613
CSAIL Commercial Mortgage Trust
0.218%, 11/15/50 (a) (c)	3,940,000	58,771

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
0.702%, 09/15/52 (a) (c)	4,150,000	$175,228
1.509%, 09/15/52 (a) (c)	8,834,968	822,644
1.727%, 06/15/52 (a) (c)	9,591,056	1,016,585
2.500%, 09/15/52 (144A)	540,000	397,354
3.000%, 03/15/52 (144A)	347,808	255,798
3.504%, 06/15/57	320,000	352,548
3.934%, 09/15/52	692,000	715,016
4.208%, 06/15/57 (a)	430,000	411,401
4.237%, 06/15/52 (a)	130,000	127,815
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	110,066
3.276%, 05/10/49	240,000	264,878
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	911,184
3.648%, 10/10/34 (144A) (a)	1,370,000	1,383,700
Eleven Madison Trust Mortgage Trust 3.673%, 09/10/35 (144A) (a)	440,000	479,604
Exantas Capital Corp., Ltd. 1.651%, 1M LIBOR + 1.500%, 04/15/36 (144A) (a)	940,000	905,809
GPMT, Ltd. 1.056%, 1M LIBOR + 0.900%, 11/21/35 (144A) (a)	118,265	117,484
GS Mortgage Securities Corp. II
3.573%, 12/10/30 (144A) (a)	250,000	218,527
5.366%, 05/03/32 (144A)	840,000	974,978
GS Mortgage Securities Corp. Trust
1.052%, 1M LIBOR + 0.900%, 06/15/36 (144A) (a)	750,000	744,431
1.352%, 1M LIBOR + 1.200%, 06/15/38 (144A) (a)	332,000	323,740
1.550%, 1M LIBOR + 1.300%, 07/15/32 (144A) (a)	80,000	79,408
1.750%, 1M LIBOR + 1.500%, 07/15/32 (144A) (a)	170,000	168,287
2.027%, 1M LIBOR + 1.875%, 06/15/36 (144A) (a)	407,000	381,727
2.150%, 1M LIBOR + 1.800%, 07/15/32 (144A) (a)	70,000	69,122
2.850%, 1M LIBOR + 2.500%, 07/15/32 (144A) (a)	30,000	29,573
2.856%, 05/10/34 (144A)	710,000	697,402
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	240,000	188,989
3.931%, 09/10/47	800,000	878,481
3.932%, 10/10/35 (144A) (a)	340,000	341,062
3.933%, 11/10/52 (a)	110,000	102,063
4.529%, 04/10/47 (a)	50,000	52,365
4.569%, 07/10/48 (a)	110,000	107,980
GSCG Trust 4.118%, 09/06/34 (144A) (a)	430,000	411,452
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,166,754
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	930,000	815,780
3.558%, 07/10/39 (144A) (a)	511,000	498,702
IMT Trust
3.478%, 06/15/34 (144A)	540,000	573,950
3.613%, 06/15/34 (144A) (a)	570,000	546,327
JPMBB Commercial Mortgage Securities Trust
0.834%, 05/15/48 (a) (c)	796,153	20,510
0.984%, 09/15/47 (a) (c)	1,370,140	37,284
3.775%, 08/15/47	550,000	602,402
3.801%, 09/15/47	220,000	241,249

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust
4.265%, 12/15/48 (144A) (a)	300,000	235,365
JPMCC Commercial Mortgage Securities Trust
3.490%, 07/15/50	320,000	362,301
4.775%, 03/15/50 (144A) (a)	650,000	479,903
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (c)	2,067,000	78,470
JPMorgan Chase Commercial Mortgage Securities Trust
0.651%, 04/15/46 (a) (c)	4,900,000	63,403
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	197,128
1.451%, 1M LIBOR + 1.300%, 06/15/45 (144A) (a)	121,122	121,099
2.312%, 1M LIBOR + 2.160%, 07/15/36 (144A) (a)	570,000	534,999
2.402%, 1M LIBOR + 2.250%, 12/15/36 (144A) (a)	405,000	360,968
2.949%, 09/06/38 (144A) (a)	238,000	255,873
3.152%, 1M LIBOR + 3.000%, 07/15/36 (144A) (a)	204,000	189,819
3.750%, 06/13/52	232,000	221,994
3.909%, 06/05/39 (144A) (a)	336,000	285,743
4.050%, 09/15/50	110,000	118,537
4.370%, 01/15/49 (a)	970,000	786,259
KNDL Mortgage Trust 1.952%, 1M LIBOR + 1.800%, 05/15/36 (144A) (a)	2,728,000	2,698,281
LB-UBS Commercial Mortgage Trust 1.177%, 12/15/52 (a) (c)	7,346,238	522,537
LCCM 2014-909 Mortgage Trust 4.028%, 05/15/31 (144A) (a)	430,000	429,304
LCCM Mortgage Trust 4.028%, 05/15/31 (144A) (a)	770,000	764,527
Lehman Brothers Small Balance Commercial Mortgage Trust 0.398%, 1M LIBOR + 0.250%, 03/25/37 (144A) (a)	312,279	296,043
LSTAR Commercial Mortgage Trust
1.146%, 03/10/50 (144A) (a) (c)	810,625	26,758
3.351%, 04/20/48 (144A) (a)	398,934	403,802
MFT Trust
3.477%, 02/10/42 (144A) (a)	2,265,000	2,135,138
Morgan Stanley Bank of America Merrill Lynch Trust
1.355%, 12/15/47 (144A) (a) (c)	1,810,000	73,532
3.060%, 10/15/48 (144A)	152,000	122,117
3.892%, 06/15/47	3,000,000	3,263,256
4.558%, 05/15/50 (a)	300,000	294,957
4.676%, 10/15/48 (a)	170,000	181,532
Morgan Stanley Capital Trust
1.194%, 03/15/52 (a) (c)	2,388,009	172,513
2.356%, 06/15/50 (144A) (a) (c)	1,190,000	145,662
2.546%, 06/15/50 (144A)	1,510,000	1,099,821
2.752%, 1M LIBOR + 2.600%, 11/15/34 (144A) (a)	1,977,000	1,924,053
2.952%, 1M LIBOR + 2.800%, 07/15/35 (144A) (a)	120,000	111,324
3.417%, 06/15/52	434,000	493,497
3.744%, 1M LIBOR + 2.244%, 12/15/36 (144A) (a)	290,000	264,718
4.071%, 03/15/52	403,000	475,059
4.166%, 05/15/48 (144A) (a)	110,000	90,784
4.166%, 05/15/48 (a)	150,000	139,075
4.177%, 07/15/51	38,000	45,085
Natixis Commercial Mortgage Securities Trust
1.112%, 1M LIBOR + 0.950%, 06/15/35 (144A) (a)	224,034	216,014
4.404%, 06/17/38 (144A)	265,000	290,114

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (c)	13,300,000	$328,430
4.077%, 05/10/39 (144A) (a)	1,049,000	902,672
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) † (a) (c)	4,222,000	4
0.218%, 02/10/32 (144A) (a) (c)	21,110,000	42,009
Park Avenue Mortgage Trust
1.689%, 1M LIBOR + 1.537%, 09/15/34 (144A) (a)	500,000	488,708
2.271%, 1M LIBOR + 2.119%, 09/15/34 (144A) (a)	1,750,000	1,684,149
Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (c)	5,000,000	57,200
3.779%, 06/05/37 (144A) (a)	207,000	196,865
PFP, Ltd.
1.122%, 1M LIBOR + 0.970%, 04/14/36 (144A) (a)	303,630	298,696
1.572%, 1M LIBOR + 1.420%, 04/14/36 (144A) (a)	230,000	221,800
UBS Commercial Mortgage Trust 1.636%, 10/15/52 (a) (c)	7,005,834	730,559
Velocity Commercial Capital Loan Trust
2.980%, 02/25/50 (144A) (a)	198,868	198,318
4.240%, 11/25/47 (144A) (a)	170,057	157,408
4.450%, 05/25/47 (144A) (a)	150,000	151,364
4.458%, 10/25/46 (a)	100,000	100,319
5.000%, 11/25/47 (144A) (a)	99,780	85,166
5.350%, 05/25/47 (144A) (a)	150,000	151,420
5.498%, 10/25/46 (a)	140,000	140,423
7.226%, 10/25/46 (a)	160,000	161,410
Wells Fargo Commercial Mortgage Trust
1.001%, 1M LIBOR + 0.850%, 12/13/31 (144A) (a)	490,000	470,521
1.015%, 12/15/48 (a) (c)	981,651	43,244
1.401%, 08/15/49 (144A) (a) (c)	1,430,000	88,074
1.587%, 05/15/52 (a) (c)	5,400,596	499,531
2.242%, 1M LIBOR + 2.090%, 02/15/37 (144A) (a)	300,000	253,015
2.309%, 1M LIBOR + 2.157%, 12/15/36 (144A) (a)	232,424	227,900
2.600%, 11/15/50 (144A) (a)	505,000	355,505
2.892%, 1M LIBOR + 2.740%, 02/15/37 (144A) (a)	260,000	215,976
3.148%, 05/15/48	94,000	101,752
3.241%, 12/15/48 (144A)	483,000	374,062
3.540%, 05/15/48	260,000	286,551
3.561%, 08/15/52	370,000	347,998
3.718%, 12/15/48	190,000	212,834
3.809%, 12/15/48	630,000	707,674
3.874%, 06/15/36 (144A) (a)	270,000	297,344
4.495%, 09/15/50 (144A) (a)	150,000	119,617
4.904%, 01/15/52 (a)	622,000	734,685
WF-RBS Commercial Mortgage Trust
3.678%, 08/15/47	595,000	650,580
3.909%, 09/15/57 (a)	1,540,000	1,452,148

		105,826,936

Total Mortgage-Backed Securities (Cost $174,376,554)		164,833,989

Foreign Government—2.7%
Security Description	Principal Amount*	Value

Sovereign—2.7%
Bahrain Government International Bonds
5.625%, 09/30/31	286,000	278,723
7.375%, 05/14/30	563,000	616,126
Brazilian Government International Bond 3.875%, 06/12/30	1,492,000	1,490,508
Chile Government International Bond 2.450%, 01/31/31	363,000	380,787
Colombia Government International Bonds
3.125%, 04/15/31	1,476,000	1,512,900
3.875%, 04/25/27	3,520,000	3,796,355
4.500%, 03/15/29	2,000,000	2,243,960
5.200%, 05/15/49	1,420,000	1,703,830
Colombian TES
6.250%, 11/26/25 (COP)	2,235,700,000	640,267
7.250%, 10/18/34 (COP)	6,249,900,000	1,785,585
Dominican Republic International Bonds
4.500%, 01/30/30	1,960,000	1,925,700
5.875%, 01/30/60 (144A)	269,000	254,205
5.875%, 01/30/60	489,000	462,105
6.400%, 06/05/49	547,000	548,914
Egypt Government International Bonds
5.625%, 04/16/30 (EUR)	711,000	753,377
6.375%, 04/11/31 (144A) (EUR)	632,000	687,326
7.903%, 02/21/48	542,000	499,995
8.875%, 05/29/50 (144A) (f)	838,000	829,251
Hungary Government International Bond 5.375%, 03/25/24	2,054,000	2,353,268
Indonesia Government International Bonds
2.850%, 02/14/30 (f)	2,863,000	3,006,598
4.100%, 04/24/28	1,895,000	2,158,592
Indonesia Treasury Bonds
6.625%, 05/15/33 (IDR)	5,974,000,000	382,408
7.000%, 05/15/27 (IDR)	16,229,000,000	1,123,378
7.000%, 09/15/30 (IDR)	7,163,000,000	482,925
7.375%, 05/15/48 (IDR)	12,488,000,000	828,757
7.500%, 06/15/35 (IDR)	16,778,000,000	1,134,883
8.375%, 04/15/39 (IDR)	24,249,000,000	1,734,260
Italy Buoni Poliennali Del Tesoro 1.800%, 03/01/41 (144A) (EUR)	8,073,000	9,914,197
Mexico Government International Bonds
3.250%, 04/16/30 (f)	1,399,000	1,427,693
4.150%, 03/28/27 (f)	5,493,000	6,102,723
4.500%, 01/31/50	2,780,000	2,932,900
Panama Government International Bonds
3.160%, 01/23/30	1,034,000	1,124,475
3.875%, 03/17/28	4,307,000	4,877,677
Peruvian Government International Bonds 2.783%, 01/23/31	562,000	607,809
4.125%, 08/25/27	2,856,000	3,330,810
Philippine Government International Bonds
3.000%, 02/01/28	5,114,000	5,630,916
3.750%, 01/14/29	716,000	835,306
Qatar Government International Bond 3.750%, 04/16/30	1,096,000	1,269,817
Romanian Government International Bond 3.000%, 02/14/31 (144A)	696,000	714,179

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Russian Federal Bond - OFZ
6.000%, 10/06/27 (RUB)	57,235,000	$742,372
6.900%, 05/23/29 (RUB)	120,218,000	1,628,331
8.150%, 02/03/27 (RUB)	107,334,000	1,558,935
8.500%, 09/17/31 (RUB)	135,487,000	2,053,464
Russian Foreign Bond - Euro bond 4.375%, 03/21/29	1,000,000	1,147,356
Saudi Government International Bond 3.250%, 10/22/30	1,458,000	1,583,359
Ukraine Government International Bonds
6.750%, 06/20/26 (EUR)	515,000	587,207
7.375%, 09/25/32	1,263,000	1,184,315
9.750%, 11/01/28	2,579,000	2,785,320
Uruguay Government International Bonds
4.375%, 10/27/27	2,903,000	3,352,965
5.100%, 06/18/50	610,000	818,162

Total Foreign Government (Cost $88,024,934)		89,825,271

Municipals—2.7%
American Municipal Power, Inc., Build America Bonds
7.834%, 02/15/41	425,000	714,484
8.084%, 02/15/50	510,000	970,459
Arizona Health Facilities Authority 1.008%, 3M LIBOR + 0.810%, 01/01/37 (a)	780,000	727,358
Bay Area Toll Bridge Authority, Build America Bonds
2.425%, 04/01/26	625,000	674,887
6.918%, 04/01/40	825,000	1,273,800
7.043%, 04/01/50	1,565,000	2,807,156
California Pollution Control Financing Authority 5.000%, 11/21/45 (144A)	450,000	466,826
California State Public Works Board, Build America Bond 8.361%, 10/01/34	760,000	1,262,900
California State University 2.975%, 11/01/51	1,590,000	1,666,097
Central Puget Sound Regional Transit Authority 5.000%, 11/01/50	510,000	608,608
City of New York NY 2.900%, 08/01/32	520,000	563,810
Commonwealth Financing Authority
4.144%, 06/01/38	225,000	270,412
3.864%, 06/01/38	365,000	419,611
Commonwealth of Puerto Rico 8.000%, 07/01/35 (g)	2,245,000	1,425,575
Dallas Fort Worth International Airport 3.144%, 11/01/45	245,000	257,875
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	418,408
Idaho Health Facilities Authority 5.000%, 12/01/47	320,000	382,163
Indiana Housing & Community Development Authority 3.800%, 07/01/38	135,000	147,917
JobsOhio Beverage System 3.985%, 01/01/29	1,335,000	1,533,781
Lexington County Health Services District, Inc. 5.000%, 11/01/41	300,000	344,694
Los Angeles, CA Community College District, Build America Bond 6.600%, 08/01/42	785,000	1,331,933
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	2,020,000	2,985,823
Massachusetts Development Finance Agency 5.000%, 07/01/47	500,000	582,715
Massachusetts Housing Finance Agency
4.500%, 12/01/39	255,000	270,348
4.500%, 12/01/48	330,000	353,621
4.600%, 12/01/44	275,000	292,135
Massachusetts School Building Authority
2.866%, 10/15/31	1,145,000	1,250,283
2.966%, 10/15/32	925,000	1,008,620
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	215,365
6.814%, 11/15/40	330,000	418,895
Miami-Dade County, FL Aviation Revenue
2.529%, 10/01/30	1,265,000	1,267,530
3.354%, 10/01/29	195,000	208,239
3.454%, 10/01/30	355,000	378,874
4.062%, 10/01/31	495,000	544,767
5.000%, 10/01/38	525,000	594,799
Michigan Finance Authority
5.000%, 11/15/28	300,000	367,560
5.000%, 11/15/41	330,000	387,503
Michigan State Housing Development Authority
3.550%, 10/01/33	300,000	331,611
4.000%, 10/01/43	290,000	319,911
4.050%, 10/01/48	140,000	153,873
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	471,000	701,357
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	492,000	834,555
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	395,000	446,232
New York City Housing Development Corp.
3.700%, 11/01/38	320,000	343,741
3.850%, 11/01/43	950,000	1,017,250
New York City Transitional Finance Authority Future Tax Secured Revenue
3.050%, 05/01/27	1,670,000	1,867,143
3.550%, 05/01/25	610,000	684,591
3.900%, 08/01/31	1,310,000	1,503,107
3.350%, 11/01/30	1,495,000	1,662,186
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,385,181
5.500%, 06/15/43	1,225,000	1,238,512
5.882%, 06/15/44	270,000	431,884
New York City Water & Sewer System, Build America Bonds
5.440%, 06/15/43	815,000	1,242,027
5.750%, 06/15/41	195,000	300,983
New York State Dormitory Authority
2.985%, 07/01/40	110,000	117,351
3.190%, 02/15/43	405,000	440,911

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
New York State Dormitory Authority, Build America Bond 5.389%, 03/15/40	355,000	$502,779
New York State Urban Development Corp.
3.320%, 03/15/29	1,285,000	1,407,705
2.350%, 03/15/27	785,000	833,474
New York Transportation Development Corp.
5.000%, 07/01/46	340,000	362,195
5.250%, 01/01/50	2,060,000	2,212,255
Oregon School Boards Association
4.759%, 06/30/28	1,200,000	1,382,052
5.550%, 06/30/28	695,000	856,296
5.680%, 06/30/28	1,235,000	1,552,790
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,180,000	1,509,397
4.960%, 08/01/46	1,350,000	1,802,614
Riverside, CA, Electric Revenue, Build America Bond 7.605%, 10/01/40	525,000	876,566
Royal Oak Hospital Finance Authority 5.000%, 09/01/39	450,000	497,619
Sacramento County Sanitation Districts Financing Authority 0.695%, 3M LIBOR + 0.530%, 12/01/35 (a)	2,220,000	1,920,833
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond
5.718%, 02/01/41	605,000	891,540
5.808%, 02/01/41	875,000	1,332,179
San Jose Redevelopment Agency Successor Agency 3.176%, 08/01/26	470,000	528,783
South Carolina State Public Service Authority 2.388%, 12/01/23	1,000,000	1,049,350
State of California 4.600%, 04/01/38	3,765,000	4,484,190
State of California General Obligation Unlimited, Build America Bonds
7.300%, 10/01/39	860,000	1,412,344
7.350%, 11/01/39	300,000	495,726
7.500%, 04/01/34	435,000	722,948
7.550%, 04/01/39	1,375,000	2,405,727
State of Connecticut 3.310%, 01/15/26	265,000	295,096
State of Hawaii 1.695%, 08/01/32	70,000	70,279
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	3,010,000	3,041,876
State of Massachusetts
2.900%, 09/01/49	50,000	54,696
5.456%, 12/01/39	80,000	112,821
State of Mississippi
1.632%, 11/01/31	25,000	25,583
1.732%, 11/01/32	80,000	81,984
State of New Jersey 3.270%, 05/01/43	920,000	1,018,569
State of New York 2.800%, 02/15/32	1,120,000	1,230,208
State of Oregon 5.892%, 06/01/27	900,000	1,137,168
State of Texas 5.517%, 04/01/39	2,055,000	3,129,970
Sumter Landing Community Development District 4.172%, 10/01/47	385,000	438,923
Tennessee Housing Development Agency
3.750%, 07/01/38	5,000	5,353
3.850%, 07/01/43	130,000	138,384
3.950%, 01/01/49	90,000	95,675
Texas Municipal Gas Acquisition & Supply Corp. 6.250%, 12/15/26	240,000	283,068
Tobacco Settlement Finance Authority 7.467%, 06/01/47	740,000	792,126
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	265,000	273,514
University of California CA, Revenue
4.858%, 05/15/12	239,000	348,280
5.770%, 05/15/43	675,000	981,106
University of Texas 2.836%, 05/15/27	805,000	898,106
Virginia College Building Authority 1.965%, 02/01/32	685,000	691,158

Total Municipals (Cost $82,494,580)		89,601,542

Floating Rate Loans (l)—1.7%

Advertising—0.0%
Lamar Media Corp. Term Loan B, 1.659%, 1M LIBOR + 1.500%, 02/05/27	104,734	102,116

Airlines—0.1%
Allegiant Travel Company Term Loan, 3.254%, 3M LIBOR + 3.000%, 02/05/24	1,362,086	1,272,416
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	3,317,928	2,892,300

		4,164,716

Building Materials—0.0%
Jeld-Wen, Inc. 1st Lien Term Loan, 2.147%, 1M LIBOR + 2.000%, 12/14/24	634,840	618,771

Commercial Services—0.5%
Caliber Home Loans, Inc. Revolver, 3.155%, 04/24/21 (m)	5,350,000	5,323,250
Interface Security Systems LLC Term Loan, 8.750%, 3M LIBOR + 7.000%, 08/07/23 (n) (o)	1,256,664	1,214,315
Roundpoint Mortgage Servicing Corp. Revolver, 3.532%, 08/27/21 (m) (n) (o)	8,397,567	8,404,285

		14,941,850

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (l)—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.0%
KAR Auction Services, Inc. Term Loan B6, 2.438%, 1M LIBOR + 2.250%, 09/19/26	234,750	$227,414

Diversified Financial Services—0.1%
Pretium Mortgage Credit Partners I Term Loan B1, 2.398%, 1M LIBOR + 2.250%, 10/21/20	1,036,922	1,031,737
RNTR Seer Financing Term Loan, 2.625%, 1M LIBOR + 2.375%, 12/20/21	1,762,249	1,735,816

		2,767,553

Electric—0.0%
Pacific Gas & Electric Co. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 06/23/25	1,373,558	1,351,810
Pike Corp. Term Loan B, 3.150%, 1M LIBOR + 3.000%, 07/24/26	240,000	238,750

		1,590,560

Entertainment—0.2%
18 Fremont Street Acquisition LLC Term Loan B, 9.500%, 3M LIBOR + 8.000%, 08/09/25	2,807,182	2,551,027
Everi Payments, Inc.
Term Loan, 11.500%, 1M LIBOR + 10.500%, 05/09/24	139,650	143,141
Term Loan B, 3.750%, 1M LIBOR + 2.750%, 05/09/24	164,423	159,872
Herschend Entertainment Co. LLC Term Loan B, 6.750%, 3M LIBOR + 5.750%, 08/25/25	931,000	905,398
Playtika Holding Corp. Term Loan B, 7.000%, 6M LIBOR + 6.000%, 12/10/24	2,229,050	2,237,130
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.720%, 3M LIBOR + 3.500%, 07/10/25	692,644	693,654

		6,690,222

Food—0.0%
Shearer’s Foods, Inc. Term Loan B, 09/23/27 (s)	167,000	166,499

Healthcare-Services—0.1%
Acadia Healthcare Co., Inc. Term Loan B4, 2.647%, 1M LIBOR + 2.500%, 02/16/23	2,997,150	2,978,730
Select Medical Corp. Term Loan B, 2.780%, 6M LIBOR + 2.500%, 03/06/25	242,054	236,569

		3,215,299

Internet—0.0%
Airbnb, Inc. Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/17/25	729,173	783,860
Cablevision Lightpath LLC Term Loan B, 09/16/27 (s)	206,000	204,841

		988,701

Lodging—0.2%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 02/24/26 (s)	342,000	336,870
Term Loan B, 3.895%, 1M LIBOR + 3.750%, 02/02/26	842,310	758,080
Caesars Resort Collection LLC 1st Lien Term Loan B, 4.647%, 1M LIBOR + 4.500%, 07/21/25	391,000	379,549
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	1,374,183	1,238,139
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, 11.000%, 12/23/25 (m)	217,095	206,240
Term Loan B, 11.000%, 3M LIBOR + 9.000%, 12/23/25	2,995,905	2,846,110

		5,764,988

Machinery-Diversified—0.0%
Douglas Dynamics Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 06/08/26	229,084	227,938

Media—0.0%
CSC Holdings, LLC Term Loan B5, 2.652%, 1M LIBOR + 2.500%, 04/15/27	979,061	951,892

Metal Fabricate/Hardware—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 07/31/26	203,114	203,453
Zekelman Industries, Inc. Term Loan, 2.145%, 1M LIBOR + 2.000%, 01/24/27	275,615	267,648

		471,101

Mining—0.0%
Samarco Mineracao S.A. Fixed Rate Term Loan, 03/25/21 (g)	330,092	178,250

Oil & Gas—0.1%
California Resources Corp. 1st Lien Term Loan, 12/31/22 (g)	650,000	253,500
Junior DIP Term Loan, 10.000%, 1M LIBOR + 9.000%, 01/15/21 (n) (o)	389,001	385,111
Chesapeake Energy Corp. Term Loan, 9.000%, 3M LIBOR + 8.000%, 06/24/24	3,248,000	2,322,320

		2,960,931

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.100%, 1M LIBOR + 2.000%, 11/15/27	1,544,575	$1,516,096

Pipelines—0.1%
Buckeye Partners L.P. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 11/01/26	2,510,385	2,469,591

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 1.906%, 1M LIBOR + 1.750%, 12/20/24	1,487,000	1,440,903

Retail—0.0%
Foundation Building Materials Holding Co. LLC Term Loan B, 3.147%, 1M LIBOR + 3.000%, 08/13/25	1,154,438	1,140,729

Telecommunications—0.1%
Connect Finco Sarl Term Loan B, 4.647%, 1M LIBOR + 4.500%, 12/11/26	1,473,364	1,431,926
Intelsat Jackson Holdings S.A. Term Loan, 6.500%, 3M LIBOR + 5.500%, 07/13/22 (m)	322,905	329,498
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	342,231	345,959

		2,107,383

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan, 2.220%, 3M LIBOR + 2.000%, 12/30/26	913,410	900,336
XPO Logistics, Inc. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 02/24/25	1,462,420	1,440,636

		2,340,972

Total Floating Rate Loans (Cost $59,572,364)		57,044,475

Common Stocks—0.2%

Entertainment—0.0%
Cinemark Holdings, Inc. (f)	17,632	176,320

Equity Real Estate Investment Trusts—0.0%
Service Properties Trust	65,471	520,494

Health Care Providers & Services—0.0%
HCA Healthcare, Inc.	2,435	303,596

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment, Inc. (p)	17,680	991,141

Household Durables—0.1%
Beazer Homes USA, Inc. (p)	10,319	136,211
Taylor Morrison Home Corp. (p)	60,302	1,482,826

		1,619,037

Independent Power and Renewable Electricity Producers—0.0%
Vistra Corp.	23,014	434,044

Media—0.0%
Altice USA, Inc. - Class A (p)	13,273	345,098

Real Estate Management & Development—0.0%
Forestar Group, Inc. (p)	24,203	428,393

Software—0.0%
KE Holdings, Inc. (ADR) (f) (p)	1,713	105,007

Special Purpose Acquisition Companies - 0.1%
Dragoneer Growth Opportunities Corp. (p)	55,667	681,921
Falcon Capital Acquisition Corp. (p)	60,301	620,497

		1,302,418

Total Common Stocks (Cost $5,701,955)		6,225,548

Convertible Bonds—0.0%

Airlines—0.0%
GOL Equity Finance S.A. 3.750%, 07/15/24	100,000	62,419

Entertainment—0.0%
Cinemark Holdings, Inc. 4.500%, 08/15/25	444,000	441,495

Oil & Gas—0.0%
SM Energy Co. 1.500%, 07/01/21	906,000	831,773

Telecommunications—0.0%
Digicel Group, Ltd. 7.000%, 06/15/20 (i)	44,060	5,287

Total Convertible Bonds (Cost $1,360,591)		1,340,974

Warrant—0.0%

Oil & Gas—0.0%
SM Energy Co., Expires 07/01/21 (p) (Cost $43,166)	10,062	15,898

Escrow Shares—0.0%

Savings & Loans—0.0%
Washington Mutual Bank (n) (o)	5,027,000	1

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Savings & Loans—(Continued)
Washington Mutual Bank (n) (o)	1,310,000	$0
Washington Mutual Bank (n) (o)	2,440,000	0

Total Escrow Shares (Cost $0)		1

Short-Term Investment—8.0%

Repurchase Agreement—8.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $268,274,389; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $273,639,894.	268,274,389	268,274,389

Total Short-Term Investments (Cost $268,274,389)		268,274,389

Securities Lending Reinvestments (q)—1.5%

Certificates of Deposit—0.1%
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	1,000,000	1,000,006
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (a)	2,000,000	2,000,024

		3,000,030

Commercial Paper—0.0%
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (a)	1,000,000	1,000,065

Repurchase Agreements—0.9%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $6,000,030; collateralized by various Common Stock with an aggregate market value of $6,667,641.	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,800,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,836,000.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $700,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $714,000.	700,000	700,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,366,590; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,413,918.	2,366,586	2,366,586
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $11,400,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $12,638,840.	11,400,000	11,400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,600,014; collateralized by various Common Stock with an aggregate market value of $2,889,354.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,300,062; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,100,056; collateralized by various Common Stock with an aggregate market value of $1,222,500.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,200,013; collateralized by various Common Stock with an aggregate market value of $2,445,385.	2,200,000	2,200,000

		30,466,586

Mutual Funds—0.5%
AB Government Money Market Portfolio, Institutional Class 0.050% (r)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (r)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (r)	8,000,000	8,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (r)	7,000,000	7,000,000

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.030% (r)	2,000,000	$2,000,000

		18,500,000

Total Securities Lending Reinvestments (Cost $52,966,586)		52,966,681

Total Purchased Options—0.1% (t) (Cost $4,562,893)		2,876,982
Total Investments—110.4% (Cost $3,597,679,179)		3,689,553,923
Unfunded Loan Commitments—(0.3)% (Cost $(8,649,602))		(8,649,602)
Net Investments—110.1% (Cost $3,589,029,577)		3,680,904,321
Other assets and liabilities (net)—(10.1)%		(340,247,990)

Net Assets—100.0%		$3,340,656,331

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $1,656,454, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $11,797,669.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $69,270,937 and the collateral received consisted of cash in the amount of $52,966,586 and non-cash collateral with a value of $18,565,789. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Perpetual bond with no specified maturity date.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Principal only security.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.3% of net assets.
(p)	Non-income producing security.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(r)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(s)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $767,407,205, which is 23.0% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 3.477%, 01/10/39	02/10/04	$988,969	$988,969	$99
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	1,190,365	1,190,365	1,189,770
One Market Plaza Trust, Zero Coupon, 02/10/32	06/28/17	4,222,000	—	4
Stoneway Capital Corp., 10.000%, 03/01/27	02/10/17-03/21/18	1,193,766	704,697	466,581

				$1,656,454

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	$(3,356,234)	$(3,388,809)
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	(1,074,000)	(1,131,266)	(1,131,266)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(4,522,000)	(4,842,395)	(4,845,782)
Uniform Mortgage-Backed Securities 15 Yr. Pool	2.500%	TBA	(2,196,200)	(2,303,079)	(2,292,970)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(4,911,000)	(5,193,356)	(5,193,287)
Uniform Mortgage-Backed Securities 15 Yr. Pool	4.000%	TBA	(5,992,000)	(6,337,804)	(6,354,915)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(179,000)	(382,796)	(187,509)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(8,433,826)	(9,049,309)	(8,836,739)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(1,795,000)	(1,968,610)	(1,966,857)

Totals				$(34,564,849)	$(34,198,134)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,274,000	BOA	10/06/20	USD	1,619,713	$9,052
AUD	952,000	BBP	10/14/20	USD	670,376	11,511
AUD	952,000	BBP	10/14/20	USD	670,376	11,511
AUD	949,000	UBSA	10/14/20	USD	693,672	(13,933)
AUD	1,358,000	UBSA	10/14/20	USD	992,630	(19,938)
BRL	2,747,118	BNP	10/02/20	USD	497,000	(7,832)
BRL	3,736,522	BNP	10/02/20	USD	676,000	(10,653)
BRL	4,504,920	BNP	10/02/20	USD	798,646	3,527
BRL	3,601,250	BBP	10/02/20	USD	638,440	2,819
BRL	4,496,940	BBP	10/02/20	USD	797,231	3,521
BRL	1,807,995	CBNA	10/02/20	USD	320,527	1,415
BRL	1,909,593	CBNA	10/02/20	USD	340,000	33
BRL	2,752,416	CBNA	10/02/20	USD	487,956	2,155
BRL	2,752,416	CBNA	10/02/20	USD	487,956	2,155
BRL	3,552,094	CBNA	10/02/20	USD	673,000	(40,493)
BRL	3,552,094	CBNA	10/02/20	USD	673,000	(40,493)
BRL	3,598,896	CBNA	10/02/20	USD	638,023	2,818
BRL	3,598,896	CBNA	10/02/20	USD	638,023	2,818
BRL	4,517,289	CBNA	10/02/20	USD	800,838	3,536
BRL	4,591,008	CBNA	10/02/20	USD	813,908	3,594
BRL	7,486,728	CBNA	10/02/20	USD	1,333,000	131
BRL	14,091,673	CBNA	10/02/20	USD	2,509,000	246
CLP	660,502,750	CBNA	10/14/20	USD	839,000	2,449
COP	2,518,934,000	CBNA	10/14/20	USD	671,000	(13,200)
COP	3,110,173,000	CBNA	10/14/20	USD	839,000	(26,802)
EUR	16,017,000	GSI	10/05/20	USD	18,797,551	(17,256)
EUR	16,017,000	UBSA	10/05/20	USD	18,755,907	24,388
EUR	713,000	BOA	10/14/20	USD	833,447	2,717
EUR	2,311,000	BOA	10/14/20	USD	2,737,564	(27,361)
EUR	235,000	CBNA	10/14/20	USD	277,374	(1,780)
EUR	730,000	CBNA	10/14/20	USD	861,630	(5,529)
EUR	713,000	DBAG	10/14/20	USD	833,881	2,283
EUR	2,311,000	UBSA	10/14/20	USD	2,737,583	(27,379)
HUF	203,553,489	BOA	10/14/20	USD	669,579	(13,109)
HUF	203,553,489	BOA	10/14/20	USD	669,579	(13,109)
HUF	50,935,562	CBNA	10/14/20	USD	167,421	(3,151)
HUF	50,935,562	CBNA	10/14/20	USD	167,421	(3,151)
IDR	38,303,000,000	BNP	12/04/20	USD	2,584,897	(25,687)
JPY	86,367,697	HSBC	10/14/20	USD	812,000	7,029
JPY	86,367,697	HSBC	10/14/20	USD	812,000	7,029

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	1,576,480,000	BOA	10/06/20	USD	1,336,000	$11,995
KRW	1,576,480,000	BOA	10/06/20	USD	1,336,000	11,995
KRW	1,566,676,650	JPMC	10/14/20	USD	1,343,000	(3,421)
KRW	1,566,676,650	JPMC	10/14/20	USD	1,343,000	(3,421)
KZT	107,937,666	CBNA	10/23/20	USD	254,360	(6,370)
MXN	14,874,594	BBP	10/14/20	USD	671,000	764
MXN	35,699,305	CBNA	10/14/20	USD	1,677,000	(64,755)
MXN	22,051,689	DBAG	10/14/20	USD	1,005,000	(9,106)
MXN	10,485,376	UBSA	10/14/20	USD	490,893	(17,354)
MXN	31,719,303	UBSA	10/14/20	USD	1,485,000	(52,499)
MXN	66,856,174	UBSA	10/14/20	USD	3,130,000	(110,654)
PLN	3,767,439	BOA	10/14/20	USD	1,007,000	(32,320)
PLN	3,767,439	BOA	10/14/20	USD	1,007,000	(32,320)
RUB	39,508,860	BNP	10/14/20	USD	501,000	6,819
RUB	39,508,860	BNP	10/14/20	USD	501,000	6,819
RUB	25,075,466	CBNA	10/14/20	USD	333,000	(10,697)
RUB	55,120,844	CBNA	10/14/20	USD	732,000	(23,515)
RUB	123,494,788	CBNA	10/14/20	USD	1,640,000	(52,684)
RUB	124,021,900	CBNA	10/14/20	USD	1,647,000	(52,909)
RUB	24,977,881	BOA	12/04/20	USD	324,700	(5,357)
RUB	12,479,677	CSI	12/04/20	USD	161,960	(2,407)
RUB	14,076,170	CSI	12/04/20	USD	183,245	(3,281)
RUB	28,222,281	CSI	12/04/20	USD	366,459	(5,636)
RUB	34,548,552	CSI	12/04/20	USD	451,005	(9,300)
RUB	42,228,481	CSI	12/04/20	USD	551,185	(11,292)
RUB	42,342,126	CSI	12/04/20	USD	549,242	(7,896)
RUB	45,048,288	CSI	12/04/20	USD	584,819	(8,874)
RUB	24,940,352	HSBC	12/04/20	USD	325,877	(7,014)
RUB	24,940,352	HSBC	12/04/20	USD	324,803	(5,940)
ZAR	8,579,218	BNP	10/14/20	USD	503,000	8,440
ZAR	8,579,218	BNP	10/14/20	USD	503,000	8,440
ZAR	14,082,028	BNP	10/14/20	USD	839,000	483
ZAR	16,603,920	BOA	10/14/20	USD	1,007,000	(17,177)
ZAR	8,510,587	CBNA	10/14/20	USD	501,000	6,348
ZAR	8,510,587	CBNA	10/14/20	USD	501,000	6,348

Contracts to Deliver
AUD	2,274,000	BNP	10/06/20	USD	1,669,736	40,971
AUD	1,336,000	BNP	10/14/20	USD	982,285	25,351
AUD	2,274,000	BOA	11/04/20	USD	1,619,825	(9,050)
BRL	4,504,920	BNP	10/02/20	USD	840,000	37,828
BRL	3,736,522	BNP	10/02/20	USD	662,422	(2,925)
BRL	2,747,118	BNP	10/02/20	USD	487,017	(2,151)
BRL	4,496,940	BBP	10/02/20	USD	830,000	29,249
BRL	3,601,250	BBP	10/02/20	USD	670,000	28,740
BRL	14,091,673	CBNA	10/02/20	USD	2,498,214	(11,032)
BRL	7,486,728	CBNA	10/02/20	USD	1,327,269	(5,861)
BRL	4,591,008	CBNA	10/02/20	USD	839,000	21,498
BRL	4,517,289	CBNA	10/02/20	USD	837,000	32,625
BRL	3,598,896	CBNA	10/02/20	USD	672,000	31,159
BRL	3,598,896	CBNA	10/02/20	USD	672,000	31,159
BRL	3,552,094	CBNA	10/02/20	USD	629,726	(2,781)
BRL	3,552,094	CBNA	10/02/20	USD	629,726	(2,781)
BRL	2,752,416	CBNA	10/02/20	USD	503,000	12,889
BRL	2,752,416	CBNA	10/02/20	USD	503,000	12,889
BRL	1,909,593	CBNA	10/02/20	USD	338,538	(1,495)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,807,995	CBNA	10/02/20	USD	335,000	$13,058
BRL	3,739,429	BNP	11/04/20	USD	676,000	10,685
BRL	2,749,255	BNP	11/04/20	USD	497,000	7,856
CLP	644,561,750	CBNA	10/14/20	USD	839,000	17,859
COP	2,459,215,000	CBNA	10/14/20	USD	671,000	28,795
COP	3,124,436,000	JPMC	10/14/20	USD	839,000	23,077
COP	9,897,723,848	BBP	12/04/20	USD	2,668,965	91,225
EUR	392,000	BOA	10/05/20	USD	470,208	10,579
EUR	246,000	BOA	10/05/20	USD	288,144	(297)
EUR	418,000	CBNA	10/05/20	USD	496,432	6,318
EUR	404,000	CBNA	10/05/20	USD	475,542	1,843
EUR	195,000	GSI	10/05/20	USD	227,289	(1,353)
EUR	246,000	HSBC	10/05/20	USD	288,233	(208)
EUR	34,000	SSBT	10/05/20	USD	40,189	323
EUR	30,099,000	UBSA	10/05/20	USD	35,990,909	699,151
EUR	994,000	HSBC	10/14/20	USD	1,173,177	7,473
EUR	710,000	HSBC	10/14/20	USD	837,983	5,338
EUR	1,409,000	JPMC	10/14/20	USD	1,644,811	(7,580)
EUR	1,409,000	JPMC	10/14/20	USD	1,644,811	(7,580)
EUR	338,000	JPMC	10/14/20	USD	400,399	4,012
EUR	785,000	MSIP	10/14/20	USD	932,231	11,629
EUR	260,000	UBSA	10/14/20	USD	308,410	3,498
EUR	260,000	UBSA	10/14/20	USD	308,190	3,278
EUR	16,017,000	GSI	11/04/20	USD	18,809,164	17,244
EUR	16,017,000	UBSA	11/04/20	USD	18,767,519	(24,401)
EUR	1,279,965	BOA	12/04/20	USD	1,524,860	22,180
EUR	622,000	BOA	12/04/20	USD	741,007	10,778
EUR	14,427,000	UBSA	12/16/20	USD	17,113,134	169,692
HUF	256,055,040	BOA	10/14/20	USD	837,000	11,210
HUF	256,055,040	BOA	10/14/20	USD	837,000	11,210
IDR	123,508,675,473	SCB	12/04/20	USD	8,158,850	(93,366)
JPY	89,041,223	BNP	10/14/20	USD	836,000	(8,382)
JPY	89,041,223	BNP	10/14/20	USD	836,000	(8,382)
JPY	87,716,107	UBSA	10/14/20	USD	839,000	7,184
KRW	1,576,480,000	BOA	10/06/20	USD	1,347,995	—
KRW	1,576,480,000	BOA	10/06/20	USD	1,347,995	—
KRW	586,850,100	BOA	10/14/20	USD	503,000	1,217
KRW	586,850,100	BOA	10/14/20	USD	503,000	1,217
KRW	978,012,000	BBP	10/14/20	USD	840,000	3,755
KRW	978,012,000	BBP	10/14/20	USD	840,000	3,755
MXN	17,742,984	CBNA	10/14/20	USD	840,000	38,695
MXN	17,742,984	CBNA	10/14/20	USD	840,000	38,695
MXN	11,419,329	CBNA	10/14/20	USD	516,051	333
MXN	1,398,677	CBNA	10/14/20	USD	65,000	1,833
MXN	1,398,677	CBNA	10/14/20	USD	65,000	1,833
MXN	16,762,980	DBAG	10/14/20	USD	780,000	22,953
MXN	16,762,980	DBAG	10/14/20	USD	780,000	22,953
MXN	35,551,482	HSBC	10/14/20	USD	1,679,000	73,430
MXN	9,534,468	HSBC	10/14/20	USD	443,000	12,406
MXN	9,534,468	HSBC	10/14/20	USD	443,000	12,406
MXN	8,388,065	HSBC	10/14/20	USD	390,000	11,180
MXN	8,388,065	HSBC	10/14/20	USD	390,000	11,180
MXN	14,697,415	MSIP	10/14/20	USD	652,450	(11,312)
MXN	20,679,901	UBSA	10/14/20	USD	933,949	7
MXN	11,670,167	UBSA	10/14/20	USD	517,550	(9,496)
MXN	18,951,236	DBAG	12/04/20	USD	883,730	32,838
PLN	2,532,399	BOA	10/14/20	USD	670,000	14,839

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PLN	2,532,399	BOA	10/14/20	USD	670,000	$14,839
RUB	11,193,567	BNP	10/14/20	USD	141,000	(2,874)
RUB	11,193,567	BNP	10/14/20	USD	141,000	(2,874)
RUB	38,414,110	BOA	10/14/20	USD	503,000	9,252
RUB	38,414,110	BOA	10/14/20	USD	503,000	9,252
RUB	28,616,400	BOA	10/14/20	USD	360,000	(7,815)
RUB	28,616,400	BOA	10/14/20	USD	360,000	(7,815)
RUB	124,973,537	CBNA	10/14/20	USD	1,647,000	40,677
RUB	124,238,200	CBNA	10/14/20	USD	1,640,000	43,128
RUB	55,543,794	CBNA	10/14/20	USD	732,000	18,079
RUB	39,462,220	CBNA	10/14/20	USD	502,000	(5,220)
RUB	39,462,220	CBNA	10/14/20	USD	502,000	(5,220)
RUB	25,226,415	CBNA	10/14/20	USD	333,000	8,757
RUB	798,597,311	CBNA	12/04/20	USD	10,549,990	339,891
TRY	13,412,950	JPMC	12/29/20	USD	1,671,000	(20,189)
ZAR	46,613,653	BNP	10/14/20	USD	2,754,000	(24,817)
ZAR	35,525,003	BNP	10/14/20	USD	2,098,867	(18,913)
ZAR	13,788,348	BNP	10/14/20	USD	840,000	18,024
ZAR	8,273,009	BNP	10/14/20	USD	504,000	10,815
ZAR	8,524,014	BOA	10/14/20	USD	501,000	(7,149)
ZAR	8,524,014	BOA	10/14/20	USD	501,000	(7,149)

Cross Currency Contracts to Buy
JPY	163,421,451	BOA	10/14/20	AUD	2,107,500	40,198
JPY	76,689,829	BOA	10/14/20	AUD	989,000	18,864
JPY	69,275,598	DBAG	10/14/20	AUD	919,000	(1,306)
JPY	69,275,598	DBAG	10/14/20	AUD	919,000	(1,307)

Net Unrealized Appreciation						$1,362,206

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/21/20	72	USD	12,692,250	$(35,817)
U.S. Treasury Note 2 Year Futures	12/31/20	1,122	USD	247,918,172	123,330
U.S. Treasury Note 5 Year Futures	12/31/20	1,629	USD	205,304,906	135,873
U.S. Treasury Ultra Long Bond Futures	12/21/20	834	USD	184,991,625	111,142

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/20	(177)	CAD	(26,870,370)	15,662
Euro-Bund Futures	12/08/20	(95)	EUR	(16,579,400)	(14,773)
Euro-Buxl 30 Year Bond Futures	12/08/20	(98)	EUR	(21,822,640)	(492,485)
U.S. Treasury Note 10 Year Futures	12/21/20	(329)	USD	(45,905,781)	2,864
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	(82)	USD	(13,113,594)	(8,116)

Net Unrealized Depreciation					$(162,320)

Purchased Options

Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - Caesars Entertainment Inc.	USD	45.000	01/15/21	245	USD	24,500	$262,490	$410,375	$147,885
Call - Caesars Entertainment Inc.	USD	40.000	03/19/21	197	USD	19,700	245,037	397,940	152,903
Call - Caesars Entertainment Inc.	USD	35.000	03/19/21	150	USD	15,000	182,139	339,750	157,611

Totals							$689,666	$1,148,065	$458,399

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Purchased Options—(Continued)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/JPY Call	JPY	72.400	MSIP	10/14/20	61,949,000	AUD	61,949,000	$566,885	$20,499	$(546,386)
EUR Put/USD Call	USD	1.218	DBAG	10/29/20	196,000	EUR	196,000	30,032	7,725	(22,307)
USD Call/CLP Put	CLP	775.000	DBAG	11/03/20	3,350,000	USD	3,350,000	68,152	75,710	7,558
USD Call/IDR Put	IDR	15,000.000	JPMC	10/23/20	2,672,000	USD	2,672,000	41,496	22,581	(18,915)
USD Call/MXN Put	MXN	22.500	CBNA	10/30/20	1,344,000	USD	1,344,000	27,485	20,661	(6,824)
USD Call/MXN Put	MXN	21.400	MSIP	11/02/20	15,820,000	USD	15,820,000	34,804	2,784	(32,020)
USD Call/TRY Put	TRY	7.700	CBNA	11/06/20	1,076,000	USD	1,076,000	55,171	32,517	(22,654)
USD Call/TWD Put	TWD	30.000	JPMC	11/03/20	2,397,000	USD	2,397,000	20,470	546	(19,924)
USD Call/ZAR Put	ZAR	17.000	BOA	10/15/20	2,642,000	USD	2,642,000	69,432	21,202	(48,230)
USD Call/ZAR Put	ZAR	16.500	BNP	10/30/20	3,360,000	USD	3,360,000	7,325	938	(6,387)
USD Call/ZAR Put	ZAR	17.030	BOA	11/02/20	8,412,000	USD	8,412,000	23,638	11,020	(12,618)
USD Call/ZAR Put	ZAR	16.580	BNP	11/02/20	7,408,000	USD	7,408,000	19,261	2,341	(16,920)
USD Put/BRL Call	BRL	5.300	BOA	10/07/20	2,354,000	USD	2,354,000	70,382	666	(69,716)
USD Put/JPY Call	JPY	104.500	GSI	10/30/20	2,012,000	USD	2,012,000	12,344	6,733	(5,611)
USD Put/MXN Call	MXN	21.500	CBNA	10/01/20	2,672,000	USD	2,672,000	22,658	85	(22,573)
USD Put/MXN Call	MXN	23.800	BOA	10/09/20	1,595,000	USD	1,595,000	53,034	120,270	67,236
USD Put/MXN Call	MXN	21.300	MSIP	10/09/20	2,348,000	USD	2,348,000	36,927	3,778	(33,149)
USD Put/MXN Call	MXN	21.800	MSIP	10/30/20	2,507,000	USD	2,507,000	21,254	30,688	9,434
USD Put/MXN Call	MXN	21.500	CBNA	10/30/20	1,676,000	USD	1,676,000	14,640	12,853	(1,787)
USD Put/MXN Call	MXN	20.900	MSIP	10/30/20	2,688,000	USD	2,688,000	39,774	7,005	(32,769)
USD Put/MXN Call	MXN	21.900	MSIP	11/20/20	1,672,000	USD	1,672,000	10,204	844	(9,360)
USD Put/RUB Call	RUB	73.500	CBNA	10/02/20	5,016,000	USD	5,016,000	84,866	5	(84,861)
USD Put/RUB Call	RUB	79.000	BNP	10/30/20	2,006,000	USD	2,006,000	33,542	53,566	20,024
USD Put/RUB Call	RUB	75.000	CBNA	11/09/20	2,680,000	USD	2,680,000	54,305	19,473	(34,832)
USD Put/ZAR Call	ZAR	17.000	BOA	10/30/20	2,006,000	USD	2,006,000	43,047	57,952	14,905

Totals								$1,461,128	$532,442	$(928,686)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - Eurodollar Midcurve 2 Year Futures	USD	99.625	12/11/20	9,852	USD	24,630,000	$1,372,795	$492,600	$(880,195)
Put - Eurodollar Midcurve 3 Year Futures	USD	99.250	06/11/21	3,754	USD	9,385,000	1,039,304	703,875	(335,429)

Totals							$2,412,099	$1,196,475	$(1,215,624)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/JPY Call	JPY	70.150	MSIP	10/14/20	(77,436,000)	AUD	(77,436,000)	$(383,317)	$(2,164)	$381,153
USD Call/BRL Put	BRL	5.450	BOA	10/07/20	(2,354,000)	USD	(2,354,000)	(28,144)	(77,872)	(49,728)
USD Call/CLP Put	CLP	810.000	DBAG	11/03/20	(4,020,000)	USD	(4,020,000)	(38,757)	(26,383)	12,374
USD Call/IDR Put	IDR	15,500.000	JPMC	10/23/20	(4,008,000)	USD	(4,008,000)	(31,022)	(9,595)	21,427
USD Call/MXN Put	MXN	22.750	MSIP	10/30/20	(33,000)	USD	(33,000)	(13,285)	(9,503)	3,782
USD Call/MXN Put	MXN	22.500	MSIP	10/30/20	(2,688,000)	USD	(2,688,000)	(11,174)	(41,323)	(30,149)
USD Call/RUB Put	RUB	78.000	CBNA	11/09/20	(2,010,000)	USD	(2,010,000)	(34,968)	(49,004)	(14,036)
USD Call/ZAR Put	ZAR	18.000	BOA	10/30/20	(2,006,000)	USD	(2,006,000)	(15,065)	(7,689)	7,376
USD Put/CLP Call	CLP	740.000	DBAG	11/03/20	(1,676,000)	USD	(1,676,000)	(26,675)	(2,113)	24,562
USD Put/JPY Call	JPY	102.500	GSI	10/30/20	(2,012,000)	USD	(2,012,000)	(4,038)	(1,565)	2,473
USD Put/MXN Call	MXN	22.800	BOA	10/09/20	(2,553,000)	USD	(2,553,000)	(40,005)	(86,077)	(46,072)
USD Put/MXN Call	MXN	20.200	MSIP	10/30/20	(2,688,000)	USD	(2,688,000)	(11,370)	(1,527)	9,843
USD Put/MXN Call	MXN	21.200	MSIP	10/30/20	(2,507,000)	USD	(2,507,000)	(7,807)	(11,467)	(3,660)
USD Put/MXN Call	MXN	21.400	MSIP	11/20/20	(1,672,000)	USD	(1,672,000)	(4,185)	(10)	4,175
USD Put/RUB Call	RUB	70.500	CBNA	10/02/20	(3,678,000)	USD	(3,678,000)	(16,875)	(4)	16,871
USD Put/RUB Call	RUB	76.800	BNP	10/30/20	(3,008,000)	USD	(3,008,000)	(18,070)	(34,270)	(16,200)
USD Put/TRY Call	TRY	7.250	CBNA	11/06/20	(1,076,000)	USD	(1,076,000)	(16,838)	(2,584)	14,254
USD Put/ZAR Call	ZAR	16.250	BOA	10/30/20	(3,008,000)	USD	(3,008,000)	(16,743)	(23,288)	(6,545)

Totals								$(718,338)	$(386,438)	$331,900

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - OTC - 10 Year IRS	0.600%	DBAG	3M LIBOR	Receive	11/10/20	(43,240,000)	USD	(43,240,000)	$(262,200)	$(118,556)	$143,644

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - Eurodollar Midcurve 3 Year Futures	USD	98.750	06/11/21	(3,754)	USD	(9,385,000)	$(305,496)	$(140,775)	$164,721

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	0.962%	Maturity	09/15/30	EUR	11,605,000	$138,624	$559	$138,065
Pay	12M HICP	Maturity	0.978%	Maturity	09/15/30	EUR	11,605,000	162,316	557	161,759
Pay	28-Day TIIE	Monthly	4.510%	Monthly	09/29/22	MXN	230,729,252	490	176	314
Pay	28-Day TIIE	Monthly	6.590%	Monthly	11/08/24	MXN	36,155,979	105,296	28	105,268
Pay	28-Day TIIE	Monthly	6.670%	Monthly	08/12/24	MXN	57,886,667	171,979	42	171,937
Pay	28-Day TIIE	Monthly	6.715%	Monthly	08/13/24	MXN	49,808,000	151,663	36	151,627
Pay	28-Day TIIE	Monthly	8.390%	Monthly	01/18/24	MXN	84,955,637	437,696	55	437,641
Pay	3M CDOR	Semi-Annually	0.704%	Semi-Annually	08/06/25	CAD	44,745,000	(75,983)	466	(76,449)
Pay	3M CDOR	Semi-Annually	0.751%	Semi-Annually	05/26/25	CAD	22,710,000	11,220	217	11,003
Pay	3M CDOR	Semi-Annually	0.848%	Semi-Annually	06/04/25	CAD	11,352,000	43,295	89	43,206
Pay	3M CDOR	Semi-Annually	0.850%	Semi-Annually	06/04/25	CAD	11,353,000	44,090	11	44,079
Pay	FEDL01	Maturity	0.039%	Maturity	09/19/23	USD	165,172,000	(43,254)	2,568	(45,822)
Pay	FEDL01	Maturity	0.042%	Maturity	09/23/23	USD	164,862,000	(40,774)	2,575	(43,349)
Pay	FEDL01	Maturity	0.052%	Maturity	09/19/23	USD	330,345,000	(44,032)	5,137	(49,169)
Receive	12M HICP	Maturity	0.720%	Maturity	09/15/25	EUR	11,605,000	(84,596)	493	(85,089)
Receive	12M HICP	Maturity	0.730%	Maturity	09/15/25	EUR	11,605,000	(91,814)	490	(92,304)
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	(16,105)	2	(16,107)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(260,637)	21	(260,658)
Receive	FEDL01	Maturity	0.380%	Maturity	09/18/25	USD	165,172,000	38,464	2,582	35,882
Receive	FEDL01	Maturity	0.394%	Maturity	09/23/25	USD	164,862,000	20,082	2,584	17,498
Receive	FEDL01	Maturity	0.395%	Maturity	09/18/25	USD	330,345,000	28,060	5,163	22,897

Totals								$696,080	$23,851	$672,229

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	1 Day CDI	Maturity	3.100%	Maturity	01/03/22	CBNA	BRL	35,072,709	$6,455	$—	$6,455
Pay	1 Day CDI	Maturity	4.520%	Maturity	01/02/23	BNP	BRL	38,482,395	10,771	—	10,771
Pay	1 Day CDI	Maturity	5.130%	Maturity	01/02/23	JPMC	BRL	11,238,594	47,498	—	47,498
Pay	12M CPURNSA	Maturity	(0.050%)	Maturity	04/15/22	CBNA	USD	35,731,100	(816,863)	—	(816,863)
Pay	12M CPURNSA	Maturity	(0.096%)	Maturity	04/15/21	CBNA	USD	23,820,750	(420,750)	—	(420,750)
Pay	12M CPURNSA	Maturity	(1.000%)	Maturity	04/15/21	CBNA	USD	23,820,750	(429,977)	—	(429,977)
Pay	12M CPURNSA	Maturity	(1.000%)	Maturity	04/15/21	CBNA	USD	23,820,750	(429,977)	—	(429,977)
Pay	12M CPURNSA	Maturity	(1.020%)	Maturity	04/15/21	CBNA	USD	23,820,750	(434,739)	—	(434,739)
Receive	12M CPURNSA	Maturity	0.012%	Maturity	04/15/22	CBNA	USD	23,820,750	515,064	—	515,064
Receive	12M CPURNSA	Maturity	0.020%	Maturity	04/15/22	CBNA	USD	23,820,750	511,255	—	511,255
Receive	12M CPURNSA	Maturity	0.042%	Maturity	04/15/22	CBNA	USD	23,820,750	500,777	—	500,777
Receive	12M CPURNSA	Maturity	0.619%	Maturity	04/15/24	CBNA	USD	35,731,100	1,164,531	—	1,164,531
Receive	12M CPURNSA	Maturity	0.000%	Maturity	04/15/22	CBNA	USD	23,820,750	549,598	—	549,598

Totals									$773,643	$—	$773,643

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.33.V12	(5.000%)	Quarterly	12/20/24	3.655%	USD	4,786,420	$(245,835)	$82,427	$(328,262)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/20	BBP	3.992%	USD	465,000	$(1,046)	$24,630	$(25,676)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/20	BBP	3.509%	USD	480,000	(1,600)	20,300	(21,900)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/20	BBP	3.509%	USD	465,000	(1,550)	32,009	(33,559)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/20	GSI	3.992%	USD	480,000	(1,080)	17,948	(19,028)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	6.465%	USD	460,000	22,601	32,629	(10,028)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	6.618%	USD	480,000	28,722	56,379	(27,657)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.384%	USD	250,000	(22,812)	(10,986)	(11,826)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.384%	USD	250,000	(22,812)	(11,855)	(10,957)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	2.384%	USD	250,000	(22,812)	(12,442)	(10,370)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	3.017%	USD	460,000	35,561	(7,757)	43,318
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	3.017%	USD	1,185,000	91,609	(11,842)	103,451
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/25	BBP	2.474%	USD	4,481,600	318,674	286,517	32,157
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/25	BBP	2.474%	USD	2,540,000	180,612	152,276	28,336
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/25	BBP	2.474%	USD	640,000	45,509	36,261	9,248
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/25	BBP	2.474%	USD	630,000	44,798	34,808	9,990
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/25	BBP	2.474%	USD	556,000	39,536	31,502	8,034
Broadcom, Inc. 3.625%, due 10/15/24	(1.000%)	Quarterly	12/20/24	JPMC	0.941%	USD	285,000	(704)	7,379	(8,083)
Chile Government International Bond 3.125%, 03/27/25	(1.000%)	Quarterly	12/20/25	CBNA	0.679%	USD	1,098,000	(18,068)	(15,104)	(2,964)
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	BBP	1.497%	USD	370,000	9,172	6,735	2,437
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	BBP	1.497%	USD	370,000	9,171	6,368	2,803
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	CBNA	1.497%	USD	7,599,000	188,358	147,650	40,708
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	GSI	1.497%	USD	1,350,000	33,463	25,198	8,265
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	GSI	1.497%	USD	536,000	13,286	12,325	961
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	MSIP	1.497%	USD	330,000	8,180	6,130	2,050

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 8.375%, due 02/15/27	(1.000%)	Quarterly	12/20/25	MSIP	1.497%	USD	220,000	$5,453	$3,896	$1,557
Indonesia Government International Bond 2.850%, due 02/14/30	(1.000%)	Quarterly	12/20/25	CBNA	1.158%	USD	3,571,000	28,276	3,595	24,681
Indonesia Government International Bond 5.950%, due 01/18/46	(1.000%)	Quarterly	12/20/25	CBNA	1.158%	USD	560,000	4,435	1,324	3,111
Indonesia Government International Bond 5.950%, due 01/18/46	(1.000%)	Quarterly	12/20/25	CBNA	1.158%	USD	540,000	4,276	1,006	3,270
Indonesia Government International Bond 5.950%, due 01/18/46	(1.000%)	Quarterly	12/20/25	JPMC	1.158%	USD	726,000	5,749	1,462	4,287
Mexico Government International Bond 5.750%, due 10/12/2110	(1.000%)	Quarterly	12/20/25	BBP	1.501%	USD	5,300,050	132,478	98,085	34,393
Mexico Government International Bond 5.750%, due 10/12/2110	(1.000%)	Quarterly	12/20/25	BBP	1.501%	USD	610,000	15,247	9,513	5,734
Mexico Government International Bond 5.750%, due 10/12/2110	(1.000%)	Quarterly	12/20/25	BBP	1.501%	USD	610,000	15,247	10,422	4,825
Mexico Government International Bond 5.750%, due 10/12/2110	(1.000%)	Quarterly	12/20/25	MSIP	1.501%	USD	606,000	15,147	10,505	4,642
Occidental Petroleum Corp. 5.550%, due 03/15/26	(1.000%)	Quarterly	12/20/24	BBP	7.546%	USD	970,000	209,195	430,431	(221,236)
Philippines Government International Bond 7.750%, due 01/14/31	(1.000%)	Quarterly	12/20/25	GSI	0.558%	USD	3,913,035	(88,666)	(92,404)	3,738
Russian Federal Bond - OFZ 7.500%, due 03/31/30	(1.000%)	Quarterly	12/20/25	BOA	1.256%	USD	1,826,000	23,482	14,085	9,397
Russian Federal Bond - OFZ 7.500%, due 03/31/30	(1.000%)	Quarterly	12/20/25	BOA	1.256%	USD	1,547,102	19,895	11,268	8,627
Russian Federal Bond - OFZ 7.500%, due 03/31/30	(1.000%)	Quarterly	12/20/25	BOA	1.256%	USD	1,396,571	17,959	13,447	4,512
Russian Federal Bond - OFZ 7.500%, due 03/31/30	(1.000%)	Quarterly	12/20/25	CBNA	1.256%	USD	627,327	8,067	4,206	3,861
Republic of South Africa International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/25	GSI	3.185%	USD	1,454,100	149,599	138,048	11,551
Republic of South Africa International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/25	MSIP	3.185%	USD	5,519,431	567,843	531,548	36,295
Republic of South Africa International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/25	MSIP	3.185%	USD	5,266,035	541,773	507,145	34,628
Republic of South Africa International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/25	MSIP	3.185%	USD	1,826,000	187,860	171,587	16,273
Republic of South Africa International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/25	MSIP	3.185%	USD	650,865	66,961	62,682	4,279
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	3.781%	USD	499,000	(20,340)	(4,376)	(15,964)

Totals								$2,886,704	$2,794,533	$92,171

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Broadcom, Inc. 3.625%, due 10/15/24	1.000%	Quarterly	06/20/24	CBNA	0.808%	USD	3,239,000	$23,018	$(184,466)	$207,484

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.234%	USD	1,001,000	$(4,516)	$145	$(4,661)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.234%	USD	2,340,000	(10,556)	(883)	(9,673)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.339%	USD	1,610,000	(12,755)	19,805	(32,560)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.339%	USD	1,280,000	(10,141)	15,972	(26,113)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.339%	USD	900,000	(7,130)	11,071	(18,201)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.339%	USD	1,090,000	(8,635)	13,409	(22,044)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.339%	USD	1,960,000	(15,528)	26,423	(41,951)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	25.050%	USD	340,000	113,544	34,297	79,247
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CBNA	9.598%	USD	500,000	131,615	17,000	114,615
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	9.598%	USD	105,000	27,639	5,846	21,793

Totals								$203,537	$143,085	$60,452

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	3.501%	USD	660,000	$(54,083)	$(30,601)	$(23,482)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	3.501%	USD	1,310,000	(107,346)	(59,736)	(47,610)
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.251%	USD	5,000,000	36,924	(156,398)	193,322
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	8.131%	USD	40,000	(9,812)	(3,575)	(6,237)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	25.050%	USD	340,000	(113,544)	(28,925)	(84,619)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	9.598%	USD	467,000	(122,928)	(57,312)	(65,616)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	9.598%	USD	236,000	(62,122)	(11,532)	(50,590)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	9.598%	USD	240,000	(63,175)	(319)	(62,856)

Totals								$(496,086)	$(348,398)	$(147,688)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	Quarterly	12/20/20	BNP	Markit iBoxx USD Liquid High Yield Index	USD	8,460,000	$(110,594)	$—	$(110,594)
Receive	3M LIBOR	Quarterly	Quarterly	02/12/21	CBNA	Antero Resources Corp.	USD	385,896	128,320	—	128,320
Receive	3M LIBOR	Maturity	Maturity	02/12/21	CBNA	EQT Corp.	USD	574,456	120,716	—	120,716

Totals									$138,442	$—	$138,442

Securities in amount of $1,120,795 have been received at the custodian bank as collateral for open forward foreign currency exchange contracts and open OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(KZT)—	Kazakhstani Tenge
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL01)—	Federal Funds Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,309,576,611	$—	$1,309,576,611
Total Corporate Bonds & Notes*	—	1,269,374,606	—	1,269,374,606
Total Asset-Backed Securities*	—	377,596,956	—	377,596,956
Total Mortgage-Backed Securities*	—	164,833,989	—	164,833,989
Total Foreign Government*	—	89,825,271	—	89,825,271
Total Municipals*	—	89,601,542	—	89,601,542
Floating Rate Loans
Advertising	—	102,116	—	102,116
Airlines	—	4,164,716	—	4,164,716
Building Materials	—	618,771	—	618,771
Commercial Services (Less Unfunded Loan Commitments of $8,271,055)	—	2,969,250	3,701,545	6,670,795
Distribution/Wholesale	—	227,414	—	227,414
Diversified Financial Services	—	2,767,553	—	2,767,553
Electric	—	1,590,560	—	1,590,560
Entertainment	—	6,690,222	—	6,690,222
Food	—	166,499	—	166,499
Healthcare-Services	—	3,215,299	—	3,215,299
Internet	—	988,701	—	988,701
Lodging (Less Unfunded Loan Commitments of $217,095)	—	5,547,893	—	5,547,893
Machinery-Diversified	—	227,938	—	227,938
Media	—	951,892	—	951,892
Metal Fabricate/Hardware	—	471,101	—	471,101
Mining	—	178,250	—	178,250
Oil & Gas	—	2,575,820	385,111	2,960,931
Pharmaceuticals	—	1,516,096	—	1,516,096
Pipelines	—	2,469,591	—	2,469,591
Real Estate Investment Trusts	—	1,440,903	—	1,440,903
Retail	—	1,140,729	—	1,140,729
Telecommunications (Less Unfunded Loan Commitments of $161,452)	—	1,945,931	—	1,945,931
Transportation	—	2,340,972	—	2,340,972
Total Floating Rate Loans (Less Unfunded Loan Commitments of $8,649,602)	—	44,308,217	4,086,656	48,394,873
Total Common Stocks*	6,225,548	—	—	6,225,548
Total Convertible Bonds*	—	1,340,974	—	1,340,974
Total Warrant*	—	15,898	—	15,898
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	268,274,389	—	268,274,389

BHFTII-51

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$3,000,030	$—	$3,000,030
Commercial Paper	—	1,000,065	—	1,000,065
Repurchase Agreements	—	30,466,586	—	30,466,586
Mutual Funds	18,500,000	—	—	18,500,000
Total Securities Lending Reinvestments	18,500,000	34,466,681	—	52,966,681
Purchased Options
Equity Options at Value	1,148,065	—	—	1,148,065
Foreign Currency Options at Value	—	532,442	—	532,442
Options on Exchange-Traded Futures Contracts at Value	1,196,475	—	—	1,196,475
Total Purchased Options	$2,344,540	$532,442	$—	$2,876,982
Total Net Investments	$27,070,088	$3,649,747,576	$4,086,657	$3,680,904,321

Collateral for Securities Loaned (Liability)	$—	$(52,966,586)	$—	$(52,966,586)
TBA Forward Sales Commitments	$—	$(34,198,134)	$—	$(34,198,134)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,552,342	$—	$2,552,342
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,190,136)	—	(1,190,136)
Total Forward Contracts	$—	$1,362,206	$—	$1,362,206
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$388,871	$—	$—	$388,871
Futures Contracts (Unrealized Depreciation)	(551,191)	—	—	(551,191)
Total Futures Contracts	$(162,320)	$—	$—	$(162,320)
Written Options
Foreign Currency Options at Value	$—	$(386,438)	$—	$(386,438)
Interest Rate Swaptions at Value	—	(118,556)	—	(118,556)
Options on Exchange-Traded Futures Contracts at Value	(140,775)	—	—	(140,775)
Total Written Options	$(140,775)	$(504,994)	$—	$(645,769)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,341,176	$—	$1,341,176
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(997,209)	—	(997,209)
Total Centrally Cleared Swap Contracts	$—	$343,967	$—	$343,967
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,975,919	$—	$6,975,919
OTC Swap Contracts at Value (Liabilities)	—	(3,446,661)	—	(3,446,661)
Total OTC Swap Contracts	$—	$3,529,258	$—	$3,529,258

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 3 to Level 2 in the amount of $2,462,482 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTII-52

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Automobiles—0.4%
Ferrari NV (a)	40,545	$7,463,929

Biotechnology—1.7%
Biogen, Inc. (b)	23,744	6,735,698
Vertex Pharmaceuticals, Inc. (b)	92,263	25,106,607

		31,842,305

Capital Markets—2.8%
S&P Global, Inc.	144,293	52,032,056

Chemicals—1.6%
Sherwin-Williams Co. (The)	42,654	29,718,748

Containers & Packaging—0.8%
Ball Corp.	167,006	13,881,539

Electronic Equipment, Instruments & Components—0.8%
Keysight Technologies, Inc. (b)	146,622	14,483,321

Entertainment—3.3%
Netflix, Inc. (b)	121,891	60,949,157

Equity Real Estate Investment Trusts—2.4%
Prologis, Inc.	109,951	11,063,270
SBA Communications Corp. (a)	105,973	33,750,281

		44,813,551

Health Care Equipment & Supplies—3.0%
Boston Scientific Corp. (b)	867,418	33,144,042
Intuitive Surgical, Inc. (b)	30,523	21,657,289

		54,801,331

Health Care Providers & Services—3.5%
Humana, Inc.	61,883	25,612,755
UnitedHealth Group, Inc.	128,116	39,942,725

		65,555,480

Hotels, Restaurants & Leisure—0.4%
Domino’s Pizza, Inc.	18,728	7,964,644

Industrial Conglomerates—1.0%
Roper Technologies, Inc.	48,113	19,009,927

Interactive Media & Services—7.5%
Alphabet, Inc. - Class A (b)	36,247	53,123,603
Facebook, Inc. - Class A (b)	177,471	46,479,655
Snap, Inc. - Class A (a) (b)	1,466,703	38,295,615

		137,898,873

Internet & Direct Marketing Retail—14.6%
Alibaba Group Holding, Ltd. (ADR) (b)	154,190	45,328,776
Amazon.com, Inc. (b)	59,918	188,665,604
MercadoLibre, Inc. (a) (b)	33,968	36,769,681

		270,764,061

IT Services—13.4%
Fidelity National Information Services, Inc.	128,906	18,976,252
GoDaddy, Inc. - Class A (a) (b)	209,412	15,909,030
MasterCard, Inc. - Class A (a)	226,129	76,470,044
PayPal Holdings, Inc. (b)	150,869	29,725,719
Shopify, Inc. - Class A (b)	19,233	19,674,782
Snowflake, Inc. - Class A (b)	9,223	2,314,973
Visa, Inc. - A Shares (a)	427,734	85,533,968

		248,604,768

Life Sciences Tools & Services—0.5%
Lonza Group AG	15,012	9,266,611

Pharmaceuticals—2.7%
AstraZeneca plc (ADR)	302,472	16,575,466
Zoetis, Inc.	197,538	32,666,859

		49,242,325

Professional Services—3.3%
CoStar Group, Inc. (a) (b)	51,525	43,719,478
TransUnion (a)	213,772	17,984,638

		61,704,116

Semiconductors & Semiconductor Equipment—4.8%
Analog Devices, Inc.	217,589	25,401,340
ASML Holding NV	116,992	43,201,636
NVIDIA Corp. (a)	37,079	20,067,896

		88,670,872

Software—22.0%
Adobe, Inc. (b)	111,365	54,616,737
Autodesk, Inc. (b)	100,568	23,232,214
Coupa Software, Inc. (a) (b)	42,544	11,667,266
Intuit, Inc. (a)	152,039	49,596,642
Microsoft Corp.	686,736	144,441,183
Palantir Technologies, Inc. - Class B † (b) (c)	2,030,042	17,356,856
RingCentral, Inc. - Class A (a) (b)	74,102	20,349,150
Salesforce.com, Inc. (b)	76,624	19,257,144
ServiceNow, Inc. (b)	135,729	65,828,565

		406,345,757

Specialty Retail—3.0%
Lowe’s Cos., Inc.	217,550	36,082,843
TJX Cos., Inc. (The)	353,639	19,680,010

		55,762,853

Technology Hardware, Storage & Peripherals—3.5%
Apple, Inc.	562,275	65,117,068

Textiles, Apparel & Luxury Goods—2.7%
LVMH Moet Hennessy Louis Vuitton SE	26,328	12,308,230
NIKE, Inc. - Class B	306,038	38,420,011

		50,728,241

Total Common Stocks (Cost $1,041,337,692)		1,846,621,533

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $5,850,978; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $5,968,036.	5,850,978	$5,850,978

Total Short-Term Investments (Cost $5,850,978)		5,850,978

Securities Lending Reinvestments (d)—3.3%

Certificates of Deposit—1.3%
Bank of Montreal (Chicago) 0.261%, 1M LIBOR + 0.110%, 11/13/20 (e)	3,000,000	3,000,297
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (e)	2,000,000	2,000,968
BNP Paribas S.A. New York 0.261%, 1M LIBOR + 0.110%, 02/12/21 (e)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	1,000,224
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (e)	3,000,000	3,001,311
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	3,000,000	3,000,174
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (e)	2,000,000	2,000,552
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (e)	2,000,000	2,001,152
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (e)	2,000,000	1,997,764
0.281%, SOFR + 0.210%, 02/22/21 (e)	2,000,000	1,997,764
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (e)	2,000,000	2,000,000

		23,000,394

Commercial Paper—0.6%
Antalis S.A. 0.210%, 11/20/20	4,997,317	4,998,265
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	999,973
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (e)	1,000,000	1,000,065
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (e)	4,000,000	4,000,000

		10,998,303

Repurchase Agreements—1.4%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $9,003,762; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $9,866,412.	9,000,000	9,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $408,000.	400,000	400,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,220,360; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,284,762.	3,220,355	3,220,355
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,000,018; collateralized by various Common Stock with an aggregate market value of $3,334,616.	3,000,000	3,000,000

		26,120,355

Total Securities Lending Reinvestments (Cost $60,118,765)		60,119,052

Total Investments—103.3% (Cost $1,107,307,435)		1,912,591,563
Other assets and liabilities (net)—(3.3)%		(60,556,587)

Net Assets—100.0%		$1,852,034,976

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $17,356,856 which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $59,163,811 and the collateral received consisted of cash in the amount of $60,112,024. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.9% of net assets.

BHFTII-54

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Palantir Technologies, Inc. - Class B	03/07/14	2,030,042	$12,444,155	$17,356,856

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-55

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$7,463,929	$—	$—	$7,463,929
Biotechnology	31,842,305	—	—	31,842,305
Capital Markets	52,032,056	—	—	52,032,056
Chemicals	29,718,748	—	—	29,718,748
Containers & Packaging	13,881,539	—	—	13,881,539
Electronic Equipment, Instruments & Components	14,483,321	—	—	14,483,321
Entertainment	60,949,157	—	—	60,949,157
Equity Real Estate Investment Trusts	44,813,551	—	—	44,813,551
Health Care Equipment & Supplies	54,801,331	—	—	54,801,331
Health Care Providers & Services	65,555,480	—	—	65,555,480
Hotels, Restaurants & Leisure	7,964,644	—	—	7,964,644
Industrial Conglomerates	19,009,927	—	—	19,009,927
Interactive Media & Services	137,898,873	—	—	137,898,873
Internet & Direct Marketing Retail	270,764,061	—	—	270,764,061
IT Services	248,604,768	—	—	248,604,768
Life Sciences Tools & Services	—	9,266,611	—	9,266,611
Pharmaceuticals	49,242,325	—	—	49,242,325
Professional Services	61,704,116	—	—	61,704,116
Semiconductors & Semiconductor Equipment	88,670,872	—	—	88,670,872
Software	388,988,901	17,356,856	—	406,345,757
Specialty Retail	55,762,853	—	—	55,762,853
Technology Hardware, Storage & Peripherals	65,117,068	—	—	65,117,068
Textiles, Apparel & Luxury Goods	38,420,011	12,308,230	—	50,728,241
Total Common Stocks	1,807,689,836	38,931,697	—	1,846,621,533
Total Short-Term Investment*	—	5,850,978	—	5,850,978
Total Securities Lending Reinvestments*	—	60,119,052	—	60,119,052
Total Investments	$1,807,689,836	$104,901,727	$—	$1,912,591,563

Collateral for Securities Loaned (Liability)	$—	$(60,112,024)	$—	$(60,112,024)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-56

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—99.8% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—16.7%
Bank of Montreal (Chicago)
0.299%, 3M LIBOR + 0.050%, 08/06/21 (a)	6,500,000	$6,501,649
0.320%, 3M LIBOR + 0.040%, 09/17/21 (a)	4,000,000	4,000,385
0.343%, 3M LIBOR + 0.120%, 06/24/21 (a)	4,000,000	4,003,211
Bank of Nova Scotia (Houston) 0.343%, 3M LIBOR + 0.100%, 02/08/21 (a)	5,000,000	5,002,119
BNP Paribas S.A. (NY) 0.309%, 3M LIBOR + 0.060%, 02/05/21 (a)	4,000,000	4,001,239
Canadian Imperial Bank of Commerce (NY)
0.290%, 3M LIBOR + 0.040%, 10/04/21 (a)	5,500,000	5,500,000
0.396%, 3M LIBOR + 0.140%, 07/23/21 (a)	4,000,000	4,004,212
0.409%, 3M LIBOR + 0.160%, 08/06/21 (a)	2,000,000	2,002,369
Citibank N.A. 0.270%, 06/14/21	10,000,000	10,001,352
Credit Industriel et Commercial (NY) 0.362%, 3M LIBOR + 0.090%, 04/20/21 (a)	2,000,000	2,000,879
Mitsubishi Trust & Bank 0.330%, 11/02/20	7,000,000	7,001,546
Mizuho Bank, Ltd. (NY)
0.348%, 3M LIBOR + 0.080%, 01/14/21 (a)	7,000,000	7,001,982
0.386%, 3M LIBOR + 0.090%, 01/04/21 (a)	5,000,000	5,001,435
0.396%, 3M LIBOR + 0.100%, 10/01/20 (a)	5,000,000	5,000,000
National Australia Bank, Ltd.
0.362%, 3M LIBOR + 0.120%, 12/09/20 (a)	5,000,000	5,001,416
0.397%, 3M LIBOR + 0.120%, 07/08/21 (a)	1,500,000	1,501,484
Nordea Bank Abp 0.342%, 3M LIBOR + 0.100%, 06/09/21 (a)	4,500,000	4,503,406
Oversea-Chinese Banking Corp., Ltd. 0.250%, 10/09/20	4,000,000	4,000,143
Royal Bank of Canada (NY)
0.430%, 07/26/21	5,000,000	5,014,383
0.650%, 05/03/21	4,000,000	4,010,436
Skandinaviska Enskilda Banken AB 1.930%, 10/16/20	4,000,000	4,003,235
Standard Chartered Bank 0.328%, 3M LIBOR + 0.060%, 03/03/21 (a)	4,000,000	4,000,666
Sumitomo Mitsui Banking Corp.
0.300%, 01/28/21	5,000,000	5,001,497
0.323%, 3M LIBOR + 0.100%, 12/23/20 (a)	4,000,000	4,001,184
0.376%, 3M LIBOR + 0.080%, 01/04/21 (a)	4,000,000	4,001,044
Sumitomo Mitsui Trust Bank, Ltd.
0.320%, 02/01/21	5,000,000	5,001,357
0.386%, 3M LIBOR + 0.090%, 01/04/21 (a)	4,000,000	4,001,124
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.140%, 11/09/20	8,500,000	8,500,255
0.335%, 3M LIBOR + 0.110%, 12/22/20 (a)	5,000,000	5,001,574
Svenska Handelsbanken AB
0.271%, 3M LIBOR + 0.020%, 09/02/21 (a)	3,000,000	3,000,000
0.347%, 3M LIBOR + 0.110%, 06/16/21 (a)	2,000,000	2,001,556
0.425%, 3M LIBOR + 0.150%, 10/15/20 (a)	6,000,000	6,000,411
Wells Fargo Bank N.A. 0.390%, 3M LIBOR + 0.110%, 02/16/21 (a)	4,000,000	4,001,199

		153,568,748

Commercial Paper—59.8%
ABN AMRO Funding USA LLC 0.913%, 10/02/20 (b)	5,000,000	4,999,957
Antalis S.A 0.226%, 11/03/20 (b)	6,000,000	5,999,088
Atlantic Asset Securitization LLC 0.137%, 10/26/20 (b)	10,607,000	10,605,797
Bank of Nova Scotia (The) 0.283%, 3M LIBOR + 0.030%, 08/10/21 (a)	6,000,000	6,000,000
Banque et Caisse d’Epargne de L’Etat 0.222%, 04/08/21 (b)	8,000,000	7,992,273
Barton Capital Corp.
Zero Coupon, 10/01/20 (b)	8,000,000	7,999,973
0.056%, 10/02/20 (b)	8,000,000	7,999,947
0.180%, 12/01/20 (b)	10,000,000	9,997,055
Bayeriche Landesbank
Zero Coupon, 10/01/20 (b)	10,000,000	9,999,969
0.061%, 10/02/20 (b)	15,000,000	14,999,908
Bedford Row Funding Corp.
Zero Coupon, 10/01/20 (b)	19,000,000	18,999,947
0.273%, 04/26/21 (b)	5,000,000	4,994,251
0.318%, 3M LIBOR + 0.050%, 08/12/21 (a)	4,000,000	4,000,000
Bennington Stark Capital Co. LLC 0.254%, 10/14/20 (b)	5,000,000	4,999,800
BNP Paribas S.A. New York 0.913%, 10/02/20 (b)	6,000,000	5,999,979
BPCE S.A.
0.303%, 05/13/21 (b)	3,000,000	2,996,063
0.489%, 12/01/20 (b)	6,000,000	5,998,626
CAFCO LLC 0.191%, 10/07/20 (b)	9,000,000	8,999,843
Chariot Funding LLC 0.252%, 02/01/21 (b)	7,000,000	6,996,359
Citigroup Global Markets, Inc. 0.263%, 06/04/21 (b)	5,000,000	4,992,316
Coca-Cola, Inc. (The) 1.615%, 01/14/21 (b)	3,000,000	2,999,249
Collateralized Commercial Paper FLEX Co. LLC 0.397%, 3M LIBOR + 0.120%, 01/08/21 (a)	8,000,000	8,001,919
CPPIB Capital, Inc. 0.390%, SOFR + 0.320%, 12/10/20 (144A) (a)	1,750,000	1,750,235
Crown Point Capital Co. LLC
0.162%, 10/02/20 (b)	11,000,000	10,999,927
0.342%, 02/01/21 (b)	4,000,000	3,997,093
Dexia Credit Local S.A.
0.160%, 10/14/20 (b)	11,000,000	10,999,615
0.252%, 10/09/20 (b)	3,000,000	2,999,933
0.278%, 11/19/20 (b)	10,000,000	9,998,375
0.337%, 10/13/20 (b)	6,000,000	5,999,805
DNB Bank ASA
0.293%, 3M LIBOR + 0.040%, 08/11/21 (144A) (a)	4,000,000	4,000,000
0.325%, 3M LIBOR + 0.100%, 06/25/21 (a)	7,000,000	7,003,616
0.449%, 3M LIBOR + 0.200%, 05/05/21 (a)	4,000,000	4,003,562
Fairway Finance Corp.
0.291%, 01/11/21 (b)	8,000,000	7,995,193
0.310%, 12/02/20 (b)	8,000,000	7,997,438

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
FMS Wertmanagement
0.202%, 03/04/21 (b)	6,000,000	$5,995,298
0.237%, 02/17/21 (b)	7,000,000	6,995,236
Her Majesty RGT Cananda 0.305%, 11/03/20 (b)	10,000,000	9,999,235
HSBC Bank plc
0.386%, 3M LIBOR + 0.140%, 08/31/21 (a)	7,000,000	7,002,553
0.436%, 3M LIBOR + 0.190%, 12/01/20 (a)	3,000,000	3,000,949
Kells Funding LLC 0.285%, 10/22/20 (b)	15,000,000	14,999,358
Landesbank Baden-Wuettertemberg
Zero Coupon, 10/01/20 (b)	15,000,000	14,999,939
0.093%, 10/06/20 (b)	22,000,000	21,999,512
LMA Americas LLC 0.143%, 10/16/20 (b)	11,330,000	11,329,391
Longship Funding LLC 0.056%, 10/02/20 (b)	9,000,000	8,999,930
Macquarie Bank, Ltd. 0.222%, 10/08/20 (b)	22,000,000	21,999,061
Manhattan Asset Funding Co. LLC
0.135%, 10/21/20 (b)	8,000,000	7,999,421
0.145%, 10/22/20 (b)	13,500,000	13,498,944
Mitsubishi UFG Bank, Ltd. 0.290%, 01/28/21 (b)	8,000,000	8,002,929
Mitsubishi UFJ Trust & Banking Corp. (NY)
0.010%, 10/02/20 (b)	4,000,000	3,999,969
0.313%, 02/22/21 (144A) (b)	2,500,000	2,497,765
0.360%, 10/06/20 (b)	5,000,000	4,999,925
Mizuho Bank, Ltd. 0.302%, 02/18/21 (b)	3,500,000	3,497,108
Nederlandse Waterschapsbank N.V. 0.124%, 10/08/20 (b)	8,000,000	7,999,820
NRW Bank
Zero Coupon, 10/01/20 (b)	10,000,000	9,999,981
0.087%, 10/07/20 (b)	13,000,000	12,999,823
Old Line Funding LLC
0.311%, 01/04/21 (b)	5,000,000	4,997,973
0.424%, 10/20/20 (b)	10,000,000	9,999,278
Ridgefield Funding Co. 0.198%, 11/09/20 (b)	7,000,000	6,998,732
Societe Generale S.A. 0.327%, 3M LIBOR + 0.100%, 03/19/21 (a)	4,000,000	3,999,627
Starbird Funding Corp. 0.267%, 11/09/20 (b)	2,500,000	2,499,547
Suncorp Group, Ltd.
0.340%, 12/09/20 (b)	4,000,000	3,997,690
0.394%, 11/04/20 (b)	11,000,000	10,996,984
Svenska Handelsbanken AB 0.283%, 3M LIBOR + 0.040%, 08/09/21 (a)	6,500,000	6,501,110
Toronto-Dominion Bank
0.384%, 3M LIBOR + 0.100%, 08/24/21 (a)	3,000,000	3,002,419
0.400%, 08/16/21 (b)	4,000,000	4,006,015
0.430%, 07/28/21 (b)	5,000,000	5,008,458
0.480%, 3M LIBOR + 0.140%, 07/19/21 (a)	3,000,000	3,003,344

Commercial Paper—(Continued)
UBS AG
0.348%, 3M LIBOR + 0.080%, 01/28/21 (a)	4,000,000	4,000,786
0.403%, 3M LIBOR + 0.180%, 06/23/21 (a)	3,000,000	3,002,016
0.443%, 3M LIBOR + 0.170%, 07/09/21 (a)	5,000,000	5,002,997
Victory Receivables 0.200%, 12/14/20 (b)	5,000,000	4,998,281
Westpac Banking Corp.
0.392%, 3M LIBOR + 0.150%, 12/09/20 (a)	7,700,000	7,702,616
0.397%, 3M LIBOR + 0.120%, 07/02/21 (a)	2,000,000	2,001,654
Westpac Securities NZ, Ltd.
0.308%, 3M LIBOR + 0.040%, 10/30/20 (a)	5,000,000	5,000,311
0.328%, 3M LIBOR + 0.070%, 01/22/21 (a)	4,000,000	4,001,099

		547,854,195

Repurchase Agreements—20.7%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/20 at 0.080%, due on 10/01/20 with a maturity value of $105,000,233; collateralized by collateralized by U.S. Agency Obligations with rates ranging from 1.500% -5.000%, with maturity dates ranging from 10/01/30 - 09/01/50, and an aggregate market value of $107,859,802.	105,000,000	105,000,000
JPMorgan Securities, Inc.
Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $85,000,142, collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 1.625%, with a maturity dates ranging from 10/15/20 - 05/31/21, and an aggregate market value of $86,251,126.	85,000,000	85,000,000

		190,000,000

U.S. Treasury—2.2%
U.S. Treasury Bills
0.175%, 11/10/20 (b)	10,000,000	9,999,083
0.182%, 03/25/21 (b)	10,000,000	9,994,531

		19,993,614

Bank Notes—0.4%
Bank of America N.A.
0.300%, 10/01/21	1,000,000	1,000,000
0.455%, 07/06/21	3,000,000	3,000,000

		4,000,000

Total Short-Term Investments (Cost $915,246,679)		915,416,557

Total Investments—99.8% (Cost $915,246,679)		915,416,557
Other assets and liabilities (net)—0.2%		1,385,785

Net Assets—100.0%		$916,802,342

BHFTII-58

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $8,248,000, which is 0.9% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$915,416,557	$—	$915,416,557
Total Investments	$—	$915,416,557	$—	$915,416,557

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-59

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,154,466	$11,775,549
Baillie Gifford International Stock Portfolio (Class A) (b)	538,406	7,386,931
BlackRock Bond Income Portfolio (Class A) (b)	645,641	72,331,114
BlackRock Capital Appreciation Portfolio (Class A) (b)	95,097	4,553,259
BlackRock High Yield Portfolio (Class A) (a)	392,579	2,952,192
Brighthouse Small Cap Value Portfolio (Class A) (a)	521,615	5,878,602
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	133,448	1,483,943
Brighthouse/Artisan International Portfolio (Class A) (a)	368,504	4,407,303
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	7,674	1,477,539
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,223,111	11,790,793
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	3,177,299	29,548,884
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	1,077,210	8,854,669
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	329,693	10,408,401
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	398,224	5,941,504
Clarion Global Real Estate Portfolio (Class A) (a)	289,146	2,943,503
Harris Oakmark International Portfolio (Class A) (a)	572,369	5,855,336
Invesco Comstock Portfolio (Class A) (a)	1,126,566	11,828,938
Invesco Global Equity Portfolio (Class A) (a)	59,480	1,488,189
Jennison Growth Portfolio (Class A) (b)	226,069	4,555,287
JPMorgan Core Bond Portfolio (Class A) (a)	4,290,202	45,776,454
JPMorgan Small Cap Value Portfolio (Class A) (a)	251,992	2,940,751
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	115,166	1,498,309
MFS Research International Portfolio (Class A) (a)	357,973	4,406,653
MFS Value Portfolio (Class A) (b)	958,762	13,307,614
Neuberger Berman Genesis Portfolio (Class A) (b)	149,034	2,964,286
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	5,009,973	53,256,008
PIMCO Total Return Portfolio (Class A) (a)	5,722,516	70,901,979
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	177,150	4,549,221
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	372,426	8,863,747
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	140,225	1,496,203
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	269,579	5,949,602
TCW Core Fixed Income Portfolio (Class A) (a)	5,120,666	56,122,503
Van Eck Global Natural Resources Portfolio (Class A) (b)	893,457	7,424,630
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	2,243,084	29,496,548
Western Asset Management U.S. Government Portfolio (Class A) (b)	6,402,476	76,957,756

Total Mutual Funds (Cost $582,969,780)		591,374,200

Total Investments—100.1% (Cost $582,969,780)		591,374,200
Other assets and liabilities (net)—(0.1)%		(353,739)

Net Assets—100.0%		$591,020,461

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$591,374,200	$—	$—	$591,374,200
Total Investments	$591,374,200	$—	$—	$591,374,200

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	19,939,109	$203,378,909
Baillie Gifford International Stock Portfolio (Class A) (b)	9,301,752	127,620,037
BlackRock Bond Income Portfolio (Class A) (b)	4,088,168	457,997,495
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,881,999	90,110,134
BlackRock High Yield Portfolio (Class A) (a)	3,398,316	25,555,336
Brighthouse Small Cap Value Portfolio (Class A) (a)	5,239,108	59,044,745
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	2,294,098	25,510,371
Brighthouse/Artisan International Portfolio (Class A) (a)	7,435,645	88,930,314
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	65,781	12,665,434
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,563,557	101,832,691
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	16,444,618	152,934,943
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	17,593,759	144,620,696
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	6,101,755	192,632,404
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	7,733,439	115,382,908
Clarion Global Real Estate Portfolio (Class A) (a)	3,713,093	37,799,284
Harris Oakmark International Portfolio (Class A) (a)	12,038,744	123,156,346
Invesco Comstock Portfolio (Class A) (a)	15,403,825	161,740,161
Invesco Global Equity Portfolio (Class A) (a)	2,043,278	51,122,805
Invesco Small Cap Growth Portfolio (Class A) (a)	1,746,765	25,694,919
Jennison Growth Portfolio (Class A) (b)	3,195,132	64,381,905
JPMorgan Core Bond Portfolio (Class A) (a)	17,721,279	189,086,044
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,168,276	36,973,779
Loomis Sayles Growth Portfolio (Class A) (a)	3,863,868	51,350,809
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	953,836	12,409,412
MFS Research International Portfolio (Class A) (a)	6,202,383	76,351,336
MFS Value Portfolio (Class A) (b)	14,651,828	203,367,372
Neuberger Berman Genesis Portfolio (Class A) (b)	1,263,021	25,121,480
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	28,775,503	305,883,596
PIMCO Total Return Portfolio (Class A) (a)	36,870,986	456,831,521
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,581,677	25,481,156
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,504,323	89,991,010
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	7,408,529	176,322,986
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,405,048	25,661,865
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,813,847	62,101,610
TCW Core Fixed Income Portfolio (Class A) (a)	31,095,969	340,811,822
Van Eck Global Natural Resources Portfolio (Class A) (b)	12,389,592	102,957,510
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	1,238,924	12,723,746
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,506,004	203,903,950
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,237,179	399,510,897

Total Mutual Funds (Cost $5,055,490,868)		5,058,953,738

Total Investments—100.0% (Cost $5,055,490,868)		5,058,953,738
Other assets and liabilities (net)—0.0%		(1,553,323)

Net Assets—100.0%		$5,057,400,415

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$5,058,953,738	$—	$—	$5,058,953,738
Total Investments	$5,058,953,738	$—	$—	$5,058,953,738

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	40,201,145	$410,051,683
Baillie Gifford International Stock Portfolio (Class A) (b)	30,778,488	422,280,857
BlackRock Bond Income Portfolio (Class A) (b)	6,405,474	717,605,255
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,432,824	308,003,596
BlackRock High Yield Portfolio (Class A) (a)	9,465,434	71,180,065
Brighthouse Small Cap Value Portfolio (Class A) (a)	16,828,532	189,657,553
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	10,803,398	120,133,785
Brighthouse/Artisan International Portfolio (Class A) (a)	29,767,999	356,025,265
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	154,446	29,737,067
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	11,429,945	120,585,920
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	24,248,652	233,757,007
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	24,970,783	232,228,277
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	40,377,735	331,904,981
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	17,251,868	544,641,461
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,285,177	362,334,835
Clarion Global Real Estate Portfolio (Class A) (a)	16,891,389	171,954,343
Harris Oakmark International Portfolio (Class A) (a)	42,581,525	435,609,001
Invesco Comstock Portfolio (Class A) (a)	44,305,717	465,210,034
Invesco Global Equity Portfolio (Class A) (a)	4,863,399	121,682,253
Invesco Small Cap Growth Portfolio (Class A) (a)	10,548,599	155,169,884
Jennison Growth Portfolio (Class A) (b)	18,483,973	372,452,066
JPMorgan Core Bond Portfolio (Class A) (a)	21,169,494	225,878,503
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,389,134	86,231,198
Loomis Sayles Growth Portfolio (Class A) (a)	25,276,119	335,919,622
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	6,651,946	86,541,813
MFS Research International Portfolio (Class A) (a)	19,453,201	239,468,899
MFS Value Portfolio (Class A) (b)	45,517,038	631,776,483
Neuberger Berman Genesis Portfolio (Class A) (b)	4,462,659	88,762,281
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	32,564,832	346,164,161
PIMCO Total Return Portfolio (Class A) (a)	55,110,763	682,822,354
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	9,072,480	89,545,376
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	11,964,416	307,246,211
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	21,541,537	512,688,592
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	8,538,781	91,108,790
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	9,048,251	199,694,894
TCW Core Fixed Income Portfolio (Class A) (a)	47,985,644	525,922,658
Van Eck Global Natural Resources Portfolio (Class A) (b)	44,370,430	368,718,275
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	2,870,402	29,479,032
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	18,027,001	237,055,066
Western Asset Management U.S. Government Portfolio (Class A) (b)	37,263,094	447,902,390

Total Mutual Funds (Cost $11,751,616,863)		11,705,131,786

Total Investments—100.0% (Cost $11,751,616,863)		11,705,131,786
Other assets and liabilities (net)—0.0%		(3,107,706)

Net Assets—100.0%		$11,702,024,080

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,705,131,786	$—	$—	$11,705,131,786
Total Investments	$11,705,131,786	$—	$—	$11,705,131,786

BHFTII-62

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	13,735,510	$140,102,201
Baillie Gifford International Stock Portfolio (Class A) (b)	30,701,493	421,224,478
BlackRock Bond Income Portfolio (Class A) (b)	2,232,843	250,145,387
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,330,275	303,093,580
BlackRock High Yield Portfolio (Class A) (a)	6,376,850	47,953,911
Brighthouse Small Cap Value Portfolio (Class A) (a)	19,645,925	221,409,577
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	11,090,057	123,321,432
Brighthouse/Artisan International Portfolio (Class A) (a)	30,568,927	365,604,364
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	126,191	24,296,799
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	18,673,759	197,008,157
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,622,280	92,758,783
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	32,983,144	271,121,445
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	15,704,457	495,789,712
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	23,216,230	346,386,151
Clarion Global Real Estate Portfolio (Class A) (a)	22,988,168	234,019,552
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,356,459	50,541,672
Harris Oakmark International Portfolio (Class A) (a)	44,086,569	451,005,606
Invesco Comstock Portfolio (Class A) (a)	46,703,174	490,383,332
Invesco Global Equity Portfolio (Class A) (a)	5,994,127	149,973,048
Invesco Small Cap Growth Portfolio (Class A) (a)	15,598,914	229,460,032
Jennison Growth Portfolio (Class A) (b)	24,017,480	483,952,222
JPMorgan Core Bond Portfolio (Class A) (a)	8,489,535	90,583,339
JPMorgan Small Cap Value Portfolio (Class A) (a)	11,870,143	138,524,573
Loomis Sayles Growth Portfolio (Class A) (a)	33,883,763	450,315,210
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	12,694,807	165,159,434
MFS Research International Portfolio (Class A) (a)	23,978,986	295,181,323
MFS Value Portfolio (Class A) (b)	41,025,371	569,432,149
Morgan Stanley Discovery Portfolio (Class A) (a)	708,614	26,870,627
Neuberger Berman Genesis Portfolio (Class A) (b)	1,215,921	24,184,672
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	13,025,713	138,463,330
PIMCO Total Return Portfolio (Class A) (a)	22,065,405	273,390,363
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	12,392,414	122,313,127
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	15,693,759	403,015,725
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	19,970,100	475,288,383
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	9,345,816	99,719,860
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,394,700	163,201,029
TCW Core Fixed Income Portfolio (Class A) (a)	18,597,443	203,827,976
Van Eck Global Natural Resources Portfolio (Class A) (b)	36,349,832	302,067,102
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	9,171,186	94,188,078
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,516,711	190,894,751

Total Mutual Funds (Cost $9,646,342,396)		9,616,172,492

Total Investments—100.0% (Cost $9,646,342,396)		9,616,172,492
Other assets and liabilities (net)—0.0%		(2,593,324)

Net Assets—100.0%		$9,613,579,168

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,616,172,492	$—	$—	$9,616,172,492
Total Investments	$9,616,172,492	$—	$—	$9,616,172,492

BHFTII-63

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—2.6%
Expeditors International of Washington, Inc.	235,856	$21,349,685

Auto Components—5.8%
BorgWarner, Inc. (a)	579,584	22,453,084
Gentex Corp.	957,992	24,668,294

		47,121,378

Automobiles—3.7%
Thor Industries, Inc. (a)	315,459	30,050,624

Banks—5.0%
BOK Financial Corp.	102,910	5,300,894
Fifth Third Bancorp	967,849	20,634,541
M&T Bank Corp.	158,666	14,611,552

		40,546,987

Capital Markets—4.1%
Moelis & Co. - Class A (a)	514,379	18,075,278
Northern Trust Corp.	199,957	15,590,647

		33,665,925

Chemicals—4.5%
Axalta Coating Systems, Ltd. (b)	88,139	1,954,041
Celanese Corp.	181,953	19,550,850
Corteva, Inc.	516,969	14,893,877

		36,398,768

Consumer Finance—2.1%
Synchrony Financial	665,956	17,428,069

Diversified Consumer Services—1.6%
H&R Block, Inc.	802,539	13,073,360

Diversified Telecommunication Services—1.2%
GCI Liberty, Inc. - Class A (b)	115,460	9,463,102

Electrical Equipment—1.9%
nVent Electric plc	865,096	15,303,548

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (b)	209,313	16,464,561

Entertainment—3.0%
Electronic Arts, Inc. (b)	99,411	12,964,189
Lions Gate Entertainment Corp. - Class A (a) (b)	593,311	5,624,588
Lions Gate Entertainment Corp. - Class B (b)	642,497	5,602,574

		24,191,351

Equity Real Estate Investment Trusts—6.2%
Lamar Advertising Co. - Class A	290,870	19,246,868
Public Storage	49,057	10,925,975
STORE Capital Corp. (a)	322,429	8,844,227
Weyerhaeuser Co.	391,476	11,164,896

		50,181,966

Food & Staples Retailing—3.9%
Kroger Co. (The)	522,112	17,704,818
Sysco Corp.	222,743	13,859,069

		31,563,887

Food Products—1.9%
Tyson Foods, Inc. - Class A	255,951	15,223,965

Health Care Equipment & Supplies—2.5%
DENTSPLY SIRONA, Inc.	462,552	20,227,399

Health Care Providers & Services—4.0%
AmerisourceBergen Corp.	174,261	16,889,376
Centene Corp. (b)	276,244	16,113,313

		33,002,689

Hotels, Restaurants & Leisure—4.0%
Marriott International, Inc. - Class A	177,060	16,392,215
Vail Resorts, Inc. (a)	76,116	16,286,540

		32,678,755

Insurance—10.5%
Aon plc - Class A	85,614	17,662,168
Arch Capital Group, Ltd. (b)	704,175	20,597,119
Globe Life, Inc. (a)	300,892	24,041,271
Progressive Corp. (The)	244,874	23,182,222

		85,482,780

Interactive Media & Services—3.8%
IAC/InterActiveCorp. (b)	162,381	19,449,996
Match Group, Inc. (b)	103,754	11,480,380

		30,930,376

Internet & Direct Marketing Retail—3.0%
Expedia Group, Inc. (a)	270,249	24,779,131

Machinery—1.5%
Otis Worldwide Corp.	197,759	12,344,117

Marine—1.3%
Kirby Corp. (b)	288,400	10,431,428

Media—3.8%
News Corp. - Class A	1,234,049	17,301,367
Omnicom Group, Inc. (a)	284,953	14,105,174

		31,406,541

Road & Rail—3.1%
AMERCO (a)	70,816	25,209,080

Semiconductors & Semiconductor Equipment—3.7%
Analog Devices, Inc.	260,391	30,398,045

Specialty Retail—3.8%
AutoNation, Inc. (b)	591,122	31,288,087

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—1.3%
NetApp, Inc.	246,678	$10,814,364

Trading Companies & Distributors—2.5%
Air Lease Corp. (a)	690,111	20,303,066

Total Common Stocks (Cost $646,592,314)		801,323,034

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $14,282,778; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $14,568,490.	14,282,778	14,282,778

Total Short-Term Investments (Cost $14,282,778)		14,282,778

Securities Lending Reinvestments (c)—12.2%

Certificates of Deposit—4.9%
Bank of Nova Scotia 1.820%, 10/06/20	2,007,794	2,000,556
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	2,000,552
0.550%, SOFR + 0.480%, 10/06/20 (d)	3,000,000	3,000,177
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	3,000,000	3,001,728
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	500,000	499,441
0.281%, SOFR + 0.210%, 02/22/21 (d)	500,000	499,441
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	4,000,000	4,000,024
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	1,998,774	1,999,460
Zero Coupon, 01/25/21	1,998,239	1,998,560
Mizuho Bank, Ltd. 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	3,000,000	3,000,609
National Westminster Bank plc
Zero Coupon, 12/03/20	1,999,001	1,999,240
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	1,500,000	1,500,045
Skandinaviska Enskilda Banken AB 0.452%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	3,000,000	3,000,228
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	2,000,000	2,000,024

		39,499,243

Commercial Paper—0.6%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	5,000,000	5,000,000

Repurchase Agreements—3.6%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,000,010; collateralized by various Common Stock with an aggregate market value of $2,222,547.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $7,002,926; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $7,673,685.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $3,289,092.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,700,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $700,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $714,000.	700,000	700,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,130,735; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,193,345.	3,130,730	3,130,730
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $4,000,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $4,434,681.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,100,006; collateralized by various Common Stock with an aggregate market value of $1,222,419.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,300,062; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,273.	200,000	$200,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $500,003; collateralized by various Common Stock with an aggregate market value of $555,769.	500,000	500,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $5,000,233; collateralized by various Common Stock with an aggregate market value of $5,557,694.	5,000,000	5,000,000

		29,630,730

Mutual Funds—3.1%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	6,400,000	6,400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	8,000,000	8,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	4,200,000	4,200,000

		25,600,000

Total Securities Lending Reinvestments (Cost $99,724,657)		99,729,973

Total Investments—112.3% (Cost $760,599,749)		915,335,785
Other assets and liabilities (net)—(12.3)%		(100,374,537)

Net Assets—100.0%		$814,961,248

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $99,694,394 and the collateral received consisted of cash in the amount of $99,720,343 and non-cash collateral with a value of $1,183,319. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$801,323,034	$—	$—	$801,323,034
Total Short-Term Investment*	—	14,282,778	—	14,282,778
Securities Lending Reinvestments
Certificates of Deposit	—	39,499,243	—	39,499,243
Commercial Paper	—	5,000,000	—	5,000,000
Repurchase Agreements	—	29,630,730	—	29,630,730
Mutual Funds	25,600,000	—	—	25,600,000
Total Securities Lending Reinvestments	25,600,000	74,129,973	—	99,729,973
Total Investments	$826,923,034	$88,412,751	$—	$915,335,785

Collateral for Securities Loaned (Liability)	$—	$(99,720,343)	$—	$(99,720,343)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—6.4%
A2B Australia, Ltd.	55,813	$43,639
Accent Group, Ltd.	97,699	115,331
Adairs, Ltd.	28,605	66,846
Adbri, Ltd.	118,950	243,501
Ainsworth Game Technology, Ltd. (a)	51,616	12,257
Alkane Resources, Ltd. (a)	145,570	148,926
Alliance Aviation Services, Ltd.	6,026	15,177
ALS, Ltd.	100,715	666,093
Altium, Ltd.	9,013	234,690
AMA Group, Ltd. (a)	145,469	66,495
Amaysim Australia, Ltd. (a)	29,484	13,160
Ansell, Ltd.	8,208	219,461
AP Eagers, Ltd.	38,258	252,021
Appen, Ltd.	2,300	56,292
Arafura Resources, Ltd. (a)	209,179	11,405
ARB Corp., Ltd.	28,384	569,431
Ardent Leisure Group, Ltd. (a)	113,950	46,814
Asaleo Care, Ltd.	98,648	71,109
AUB Group, Ltd.	29,816	356,104
Aurelia Metals, Ltd.	222,517	79,997
Austal, Ltd.	105,389	250,218
Australian Agricultural Co., Ltd. (a)	172,782	133,745
Australian Finance Group, Ltd.	31,669	48,418
Australian Pharmaceutical Industries, Ltd.	174,311	131,723
Australian Strategic Materials, Ltd. (a)	29,114	44,609
Auswide Bank, Ltd.	9,275	32,207
AVJennings, Ltd.	10,332	3,968
AVZ Minerals, Ltd. (a)	250,407	11,219
Baby Bunting Group, Ltd.	17,252	55,954
Bank of Queensland, Ltd.	150,966	621,774
Bapcor, Ltd.	85,877	418,628
Beach Energy, Ltd.	156,099	149,414
Bega Cheese, Ltd.	77,553	283,470
Bendigo & Adelaide Bank, Ltd.	64,761	281,210
Bingo Industries, Ltd.	156,543	272,306
Blackmores, Ltd. (a)	5,258	238,040
Blue Sky Alternative Investments, Ltd. (a) (b) (c)	6,725	167
Boral, Ltd.	37,227	122,003
Bravura Solutions, Ltd.	77,318	188,943
Breville Group, Ltd.	31,096	562,251
Brickworks, Ltd.	16,090	224,291
BSA, Ltd.	28,058	5,824
BWX, Ltd.	18,602	58,760
Capitol Health, Ltd.	260,324	45,830
Capral, Ltd.	136,176	13,194
Cardno, Ltd. (a)	69,333	14,430
Carnarvon Petroleum, Ltd. (a)	66,586	10,038
carsales.com, Ltd.	62,248	924,347
Cash Converters International, Ltd. (a)	152,939	17,532
Catapult Group International, Ltd. (a)	29,810	45,259
Cedar Woods Properties, Ltd.	27,820	114,732
Challenger, Ltd.	87,504	240,923
Champion Iron, Ltd. (a)	56,704	119,100
Citadel Group, Ltd. (The)	6,663	26,825
City Chic Collective, Ltd. (a)	7,943	16,612
Cleanaway Waste Management, Ltd.	161,075	243,900
Clinuvel Pharmaceuticals, Ltd.	9,453	158,492

Australia—(Continued)
Clover Corp., Ltd.	39,945	58,543
CML Group, Ltd.	38,067	9,134
Codan, Ltd.	32,235	257,272
Collection House, Ltd. (b) (c)	40,783	11,886
Collins Foods, Ltd.	30,579	225,581
Cooper Energy, Ltd. (a)	552,999	138,898
Corporate Travel Management, Ltd. (a)	22,148	278,021
Costa Group Holdings, Ltd.	119,797	291,499
Credit Corp. Group, Ltd.	20,160	246,026
CSR, Ltd.	239,936	735,707
Dacian Gold, Ltd. (a)	65,439	15,953
Data #3, Ltd.	55,471	264,050
Decmil Group, Ltd. (a)	408,658	16,457
Dicker Data, Ltd.	5,894	32,566
Domain Holdings Australia, Ltd.	96,746	257,322
Downer EDI, Ltd.	34,425	108,947
DWS, Ltd.	36,847	31,067
Eclipx Group, Ltd. (a)	63,282	70,702
Elanor Investor Group	5,934	4,900
Elders, Ltd.	45,511	354,363
Electro Optic Systems Holdings, Ltd. (a)	26,234	104,017
Emeco Holdings, Ltd. (a)	147,781	89,209
Energy World Corp., Ltd. (a)	325,379	16,332
EQT Holdings, Ltd.	3,123	60,673
Estia Health, Ltd.	52,899	55,560
Euroz, Ltd.	24,892	20,317
Event Hospitality and Entertainment, Ltd.	38,556	268,038
FAR, Ltd. (a) (b) (c)	1,010,302	7,960
Fiducian Group, Ltd.	3,121	12,535
Finbar Group, Ltd.	6,909	3,096
Fleetwood Corp., Ltd.	35,042	43,675
FlexiGroup, Ltd.	107,580	83,728
Freedom Foods Group, Ltd. (b) (c)	35,888	77,371
G8 Education, Ltd.	288,618	202,217
Galaxy Resources, Ltd. (a)	98,235	80,159
Genworth Mortgage Insurance Australia, Ltd.	66,059	74,582
Gold Road Resources, Ltd. (a)	184,732	193,149
GrainCorp, Ltd. - Class A (a)	83,590	226,835
Grange Resources, Ltd.	120,000	21,162
Greenland Minerals Ltd. (a)	349,524	65,259
GUD Holdings, Ltd.	40,155	328,219
GWA Group, Ltd.	92,856	185,175
Hansen Technologies, Ltd.	57,391	160,557
Hastings Technology Metals, Ltd. (a)	99,951	8,642
Healius, Ltd.	291,166	749,720
HT&E, Ltd.	109,386	112,876
HUB24, Ltd.	14,055	187,937
Huon Aquaculture Group, Ltd. (a)	3,410	7,095
IDM International, Ltd. (a) (b) (c)	1,969	0
IDP Education, Ltd.	6,344	86,683
IGO, Ltd.	133,919	403,380
Iluka Resources, Ltd.	76,879	497,917
Imdex, Ltd.	110,358	106,545
Infomedia, Ltd.	133,597	155,289
Inghams Group, Ltd.	71,096	151,989
Intega Group, Ltd. (a)	69,333	13,167
Integral Diagnostics, Ltd.	34,146	103,380

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Integrated Research, Ltd.	28,972	$74,073
International Ferro Metals, Ltd. (a) (b) (c)	82,765	0
Invocare, Ltd.	47,386	332,267
IOOF Holdings, Ltd.	218,350	483,653
IPH, Ltd.	59,961	308,125
Iress, Ltd.	58,472	401,780
IVE Group, Ltd.	19,754	10,858
Japara Healthcare, Ltd.	32,040	8,985
Johns Lyng Group, Ltd.	26,883	53,636
Jumbo Interactive, Ltd.	12,118	109,230
Jupiter Mines, Ltd.	439,415	88,473
Karoon Energy, Ltd. (a)	168,923	94,296
Kogan.com, Ltd.	16,643	241,561
Lifestyle Communities, Ltd.	20,891	147,413
Link Administration Holdings, Ltd.	167,403	448,467
Lovisa Holdings, Ltd.	11,216	66,770
Lycopodium, Ltd.	6,179	18,479
Lynas Corp., Ltd. (a)	267,944	446,665
MACA, Ltd.	56,351	33,571
Macmahon Holdings, Ltd.	380,170	69,751
Mayne Pharma Group, Ltd. (a)	452,144	128,061
McMillan Shakespeare, Ltd.	29,453	173,753
McPherson’s, Ltd.	34,460	75,096
Medusa Mining, Ltd. (a)	60,972	36,368
Mesoblast, Ltd. (a)	42,929	158,499
Metals X, Ltd. (a)	104,677	5,251
Metcash, Ltd.	430,592	852,738
Mineral Resources, Ltd.	41,796	747,542
MMA Offshore, Ltd. (a)	200,470	8,338
Moelis Australia, Ltd.	8,784	25,189
Monadelphous Group, Ltd.	40,177	292,859
Monash IVF Group, Ltd.	36,262	16,852
Money3 Corp., Ltd.	47,676	72,324
Morning Star Gold NL (a) (b) (c)	33,455	0
Mortgage Choice, Ltd.	48,689	37,873
Mount Gibson Iron, Ltd.	257,165	133,999
Myer Holdings, Ltd. (a)	355,143	54,142
MyState, Ltd.	14,052	36,298
Navigator Global Investments, Ltd.	45,623	49,937
nearmap, Ltd. (a)	94,745	163,325
Netwealth Group, Ltd.	23,154	254,503
New Energy Solar, Ltd.	16,213	9,396
New Hope Corp., Ltd.	137,727	127,776
NEXTDC, Ltd. (a)	82,224	732,025
nib holdings, Ltd.	171,993	504,247
Nick Scali, Ltd.	21,771	133,199
Nine Entertainment Co. Holdings, Ltd.	493,097	618,370
NRW Holdings, Ltd.	134,771	196,791
Nufarm, Ltd. (a)	112,275	312,437
Objective Corp., Ltd.	2,117	19,002
OceanaGold Corp. (a) (d)	233,911	360,120
OFX Group, Ltd.	99,303	78,334
OM Holdings, Ltd.	21,506	4,924
Omni Bridgeway, Ltd.	75,128	211,936
Onevue Holdings, Ltd. (a)	33,268	8,699
oOh!media, Ltd.	130,777	115,197
Orora, Ltd.	248,793	428,354

Australia—(Continued)
OZ Minerals, Ltd.	111,153	1,131,079
Pacific Current Group, Ltd.	12,189	51,236
Pacific Niugini, Ltd. (a)	89,162	13,581
Pacific Smiles Group, Ltd.	13,431	17,121
Pact Group Holdings, Ltd.	50,886	83,279
Peet, Ltd.	88,199	77,704
Pendal Group, Ltd.	81,314	319,200
Perenti Global, Ltd.	204,417	168,408
Perpetual, Ltd.	20,527	412,867
Perseus Mining, Ltd. (a)	378,189	373,002
Platinum Asset Management, Ltd.	71,195	157,163
Praemium, Ltd. (a)	98,955	37,652
Premier Investments, Ltd.	44,992	664,320
Pro Medicus, Ltd.	14,226	278,351
Propel Funeral Partners, Ltd.	7,202	14,763
PSC Insurance Group, Ltd.	6,564	13,250
PWR Holdings, Ltd.	9,738	33,185
QANTM Intellectual Property, Ltd.	14,173	10,166
Qube Holdings, Ltd.	25,220	45,470
Ramelius Resources, Ltd.	229,213	342,710
Reckon, Ltd.	36,898	22,551
Red 5, Ltd. (a)	148,380	32,317
Redcape Hotel Group	38,088	24,640
Regis Healthcare, Ltd.	44,832	33,634
Regis Resources, Ltd.	180,703	652,329
Reject Shop, Ltd. (The) (a)	12,421	57,547
Resolute Mining, Ltd. (a)	357,444	239,648
Rhipe, Ltd.	12,338	17,125
Ridley Corp., Ltd.	125,470	73,469
RPMGlobal Holdings, Ltd. (a)	4,190	3,395
Salmat, Ltd. (b) (c)	45,807	0
Sandfire Resources NL	52,696	154,534
SeaLink Travel Group, Ltd.	23,683	94,345
Select Harvests, Ltd.	35,131	140,521
Senex Energy, Ltd. (a)	400,753	92,810
Servcorp, Ltd.	21,215	37,134
Service Stream, Ltd.	102,973	151,641
Seven West Media, Ltd. (a)	408,410	32,892
SG Fleet Group, Ltd.	24,267	26,618
Sigma Healthcare, Ltd. (a)	499,784	211,335
Silver Lake Resources, Ltd. (a)	202,549	337,674
SmartGroup Corp., Ltd.	29,372	120,592
SolGold plc (a)	15,118	5,411
Southern Cross Media Group, Ltd. (a)	769,978	83,069
Spark Infrastructure Group	488,033	717,955
SpeedCast International, Ltd. (a) (b) (c)	65,225	13,842
SRG Global, Ltd.	9,380	1,972
St. Barbara, Ltd.	274,075	588,396
Stanmore Coal, Ltd.	11,580	5,729
Star Entertainment Group, Ltd. (The)	245,154	539,308
Steadfast Group, Ltd.	206,305	474,078
Strike Energy, Ltd. (a)	253,760	47,345
Sunland Group, Ltd.	40,150	38,331
Super Retail Group, Ltd.	75,031	566,921
Superloop, Ltd. (a)	16,193	11,071
Syrah Resources, Ltd. (a)	93,996	31,214
Tassal Group, Ltd.	94,476	235,304

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Technology One, Ltd.	85,252	$489,073
Tiger Resources, Ltd. (a) (b) (c)	591,241	318
Tribune Resources, Ltd.	2,377	12,171
Troy Resources, Ltd. (a)	106,145	6,841
United Malt Group, Ltd. (a)	95,694	285,388
Village Roadshow, Ltd. (a)	38,999	61,289
Virgin Australia Holdings, Ltd. (a) (b) (c)	442,369	0
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	0
Virtus Health, Ltd.	37,091	102,990
Vista Group International, Ltd. (a)	33,201	36,486
Vita Group, Ltd.	32,093	23,655
Viva Energy Group, Ltd.	143,899	165,585
Vocus Group, Ltd. (a)	205,776	526,178
Webjet, Ltd.	84,765	237,614
Western Areas, Ltd.	118,029	173,864
Westgold Resources, Ltd. (a)	109,349	186,596
Whitehaven Coal, Ltd.	259,853	195,182
WPP AUNZ, Ltd. (a)	131,382	33,210

		41,111,895

Austria—1.6%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG	5,812	111,619
ams AG (a)	69,370	1,576,118
Andritz AG	20,093	619,006
Austria Technologie & Systemtechnik AG	14,133	266,373
BAWAG Group AG (a)	15,608	562,541
CA Immobilien Anlagen AG	22,541	667,216
DO & Co. AG (a)	2,435	99,510
EVN AG	13,717	229,215
FACC AG (a) (d)	6,291	37,448
Flughafen Wien AG (a)	900	23,408
IMMOFINANZ AG (a)	29,420	465,563
Kapsch TrafficCom AG (a)	1,870	26,970
Lenzing AG (a) (d)	3,209	176,630
Mayr Melnhof Karton AG	3,211	557,502
Oberbank AG	198	19,452
Oesterreichische Post AG (d)	10,088	339,356
Palfinger AG	5,204	143,602
POLYTEC Holding AG (a)	8,428	52,415
Porr AG (a) (d)	2,048	27,934
Raiffeisen Bank International AG (a)	7,308	111,719
Rosenbauer International AG	1,615	63,237
S IMMO AG (a)	19,900	338,557
S&T AG (a)	16,968	356,269
Schoeller-Bleckmann Oilfield Equipment AG	3,509	93,203
Semperit AG Holding (a) (d)	5,443	114,462
Strabag SE (a)	6,827	210,025
Telekom Austria AG	40,133	283,506
UBM Development AG	1,459	52,923
UNIQA Insurance Group AG	47,158	284,544
Vienna Insurance Group AG Wiener Versicherung Gruppe (d)	14,472	321,927
voestalpine AG	33,438	879,072
Wienerberger AG (a)	39,101	1,028,582
Zumtobel Group AG	13,016	83,936

		10,223,840

Belgium—1.3%
Ackermans & van Haaren NV (a)	7,639	990,469
AGFA-Gevaert NV (a)	50,218	209,459
Atenor	1,361	92,858
Banque Nationale de Belgique	71	149,832
Barco NV	24,885	521,290
Bekaert S.A.	11,685	243,067
Biocartis NV (a) (d)	10,340	54,504
bpost S.A. (a)	18,928	166,406
Cie d’Entreprises CFE (a)	2,872	189,778
Cie Immobiliere de Belgique S.A.	1,276	97,725
D’ieteren S.A.	8,787	546,159
Deceuninck NV (a)	27,313	47,677
Econocom Group S.A. (a)	39,556	119,368
Elia Group S.A.	8,086	807,330
Euronav NV	53,441	472,735
EVS Broadcast Equipment S.A.	4,761	79,135
Exmar NV (a)	10,339	25,683
Fagron	12,062	304,129
GIMV NV	4,622	259,098
Greenyard NV (a)	5,819	35,132
Ion Beam Applications	6,507	83,928
Jensen-Group NV (a)	1,035	24,243
Kinepolis Group NV (a)	4,506	159,830
Lotus Bakeries NV	92	361,317
MDxHealth (a)	8,434	7,756
Melexis NV	5,164	401,764
Mithra Pharmaceuticals S.A. (a) (d)	506	10,295
Ontex Group NV (a) (d)	16,729	218,495
Orange Belgium S.A.	11,152	180,086
Oxurion NV (a)	12,685	36,574
Picanol	849	60,462
Recticel S.A.	16,958	172,751
Resilux NV	229	38,520
Roularta Media Group NV (a)	1,629	24,155
Shurgard Self Storage S.A.	2,486	108,424
Sioen Industries NV (a)	3,002	66,492
Sipef S.A. (a)	2,884	144,212
Telenet Group Holding NV	8,880	344,220
TER Beke S.A.	141	17,022
Tessenderlo Group S.A. (a)	11,830	444,379
Van de Velde NV	1,970	52,750
Viohalco S.A.	45,397	133,501
X-Fab Silicon Foundries SE (a) (d)	4,727	16,326

		8,519,336

Cambodia—0.0%
NagaCorp, Ltd.	48,000	57,337

Canada—9.4%
5N Plus, Inc. (a)	33,732	45,346
Absolute Software Corp.	18,754	227,744
Acadian Timber Corp.	3,800	46,375
Advantage Oil & Gas, Ltd. (a)	91,030	119,637
Aecon Group, Inc.	30,622	314,602
AG Growth International, Inc.	5,820	118,450
AGF Management, Ltd. - Class B	32,280	143,758

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Aimia, Inc. (a)	48,671	$141,822
Air Canada (a)	11,203	132,008
AirBoss of America Corp.	3,761	54,739
Alamos Gold, Inc. - Class A	128,609	1,132,953
Alamos Gold, Inc. - Class A	5,600	49,336
Alaris Equity Partners Income (d)	16,654	136,829
Alcanna, Inc. (a)	12,660	41,073
Alexco Resource Corp. (a) (d)	22,734	60,781
Algoma Central Corp.	7,610	57,551
AltaGas, Ltd.	20,482	247,344
Altius Minerals Corp.	12,660	92,130
Altus Group, Ltd.	12,588	523,070
Americas Gold And Silver Corp. (a) (d)	4,400	11,599
Amerigo Resources, Ltd. (a) (d)	35,000	14,457
Andrew Peller, Ltd. - Class A	11,417	86,600
ARC Resources, Ltd. (d)	133,371	595,965
Aritzia, Inc. (a)	26,237	343,443
Ascot Resources, Ltd. (a) (d)	16,500	14,870
Atco, Ltd. - Class I	14,586	421,625
Athabasca Oil Corp. (a) (d)	144,824	14,139
ATS Automation Tooling Systems, Inc. (a)	26,833	348,826
AutoCanada, Inc.	8,428	114,753
Badger Daylighting, Ltd. (d)	11,662	333,513
Baytex Energy Corp. (a) (d)	166,118	57,387
Birchcliff Energy, Ltd.	80,388	92,369
Bird Construction, Inc.	18,612	89,877
Black Diamond Group, Ltd. (a)	19,812	22,170
Blackberry, Ltd. (a)	73,113	335,489
BlackBerry, Ltd. (U.S. Listed Shares) (a)	98,924	454,061
BMTC Group, Inc.	5,387	36,411
Boralex, Inc. - Class A	25,118	726,065
Bridgemarq Real Estate Services	3,500	33,671
BRP, Inc.	7,265	383,833
Calian Group, Ltd.	2,846	143,737
Cameco Corp.	22,681	229,078
Cameco Corp.	23,815	240,556
Canaccord Genuity Group, Inc.	30,012	153,041
Canacol Energy, Ltd.	40,661	108,100
Canada Goose Holdings, Inc. (a)	4,869	156,395
Canada Goose Holdings, Inc. (a) (d)	10,011	322,054
Canadian Western Bank (d)	32,028	645,828
Canfor Corp. (a)	26,341	296,535
Canfor Pulp Products, Inc.	15,297	57,326
CanWel Building Materials Group, Ltd.	19,304	98,582
Capital Power Corp. (d)	41,208	909,544
Capstone Mining Corp. (a)	117,839	128,322
Cardinal Energy, Ltd. (d)	32,459	10,604
Cascades, Inc.	35,836	453,215
Celestica, Inc. (a)	46,685	322,558
Celestica, Inc. (U.S. Listed Shares) (a)	3,323	22,929
Centerra Gold, Inc.	71,985	837,406
Cervus Equipment Corp.	2,998	20,106
CES Energy Solutions Corp.	90,181	52,827
CI Financial Corp.	40,412	512,605
Cineplex, Inc. (d)	19,436	105,241
Clairvest Group, Inc.	200	7,510
Clearwater Seafoods, Inc. (d)	10,644	47,962

Canada—(Continued)
Cogeco Communications, Inc.	3,980	326,369
Cogeco, Inc.	2,309	152,685
Colliers International Group, Inc.	10,661	709,933
Computer Modelling Group, Ltd.	28,920	112,070
Copper Mountain Mining Corp. (a) (d)	63,622	50,169
Corby Spirit and Wine, Ltd.	3,957	46,626
Corus Entertainment, Inc. - B Shares	69,390	150,604
Crescent Point Energy Corp.	89,477	108,188
Crescent Point Energy Corp. (U.S. Listed Shares)	44,283	54,025
Crew Energy, Inc. (a) (d)	69,029	17,626
CRH Medical Corp. (a)	27,305	59,058
Denison Mines Corp. (a) (d)	247,548	104,109
DIRTT Environmental Solutions (a) (d)	17,310	27,040
Dorel Industries, Inc. - Class B (a)	12,134	108,168
DREAM Unlimited Corp. - Class A	8,735	127,592
Dundee Precious Metals, Inc.	45,872	328,654
E-L Financial Corp., Ltd.	677	334,522
Echelon Financial Holdings, Inc.	900	987
ECN Capital Corp.	87,631	333,005
EcoSynthetix, Inc. (a)	8,700	15,028
Eldorado Gold Corp. (a) (d)	67,558	712,846
Element Fleet Management Corp.	98,542	819,981
Endeavour Silver Corp. (a)	49,248	173,092
Enerflex, Ltd.	29,289	101,622
Enerplus Corp. (d)	56,230	103,039
Enerplus Corp. (U.S. Listed Shares) (d)	4,452	8,281
Enghouse Systems, Ltd.	14,178	774,836
Ensign Energy Services, Inc.	51,526	22,444
Equinox Gold Corp. (a)	2,211	25,820
Equitable Group, Inc.	4,209	237,358
ERO Copper Corp. (a)	14,190	206,848
Evertz Technologies, Ltd.	9,349	80,041
Exchange Income Corp. (d)	2,651	60,464
Exco Technologies, Ltd.	13,332	65,882
EXFO, Inc. (a)	85	277
EXFO, Inc. (U.S. Listed Shares) (a)	5,432	17,545
Extendicare, Inc. (d)	31,356	125,513
Fiera Capital Corp. (d)	22,157	169,894
Finning International, Inc.	50,788	776,571
Firm Capital Mortgage Investment Corp.	9,574	82,686
First Majestic Silver Corp. (a) (d)	45,160	429,368
First Mining Gold Corp. (a)	50,000	18,212
First National Financial Corp. (d)	4,907	117,963
Fission Uranium Corp. (a) (d)	114,725	27,140
Fortuna Silver Mines, Inc. (a) (d)	4,200	26,712
Fortuna Silver Mines, Inc. (a)	60,121	382,430
Freehold Royalties, Ltd.	35,012	97,025
Galiano Gold, Inc. (a)	23,027	31,647
Gamehost, Inc. (d)	4,952	18,260
GDI Integrated Facility Services, Inc. (a)	3,200	89,568
Gear Energy, Ltd. (a)	34,663	4,165
Genworth MI Canada, Inc.	14,002	363,102
Gibson Energy, Inc. (d)	42,525	689,189
Glacier Media, Inc. (a)	9,600	1,514
GMP Capital, Inc.	28,336	41,497
Goeasy, Ltd. (d)	3,895	191,335
GoGold Resources, Inc. (a) (d)	18,500	21,257

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
GoldMining, Inc. (a) (d)	13,000	$31,632
GoldMoney, Inc. (d)	11,000	19,827
Gran Tierra Energy, Inc. (a) (d)	112,213	26,124
Great Canadian Gaming Corp. (a) (d)	17,160	310,711
Guardian Capital Group, Ltd. - Class A	5,600	104,678
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Hardwoods Distribution, Inc.	2,602	47,329
Headwater Exploration, Inc. (a) (d)	21,385	22,484
Heroux-Devtek, Inc. (a)	13,806	95,804
High Liner Foods, Inc. (d)	8,307	53,153
Home Capital Group, Inc. (a)	23,902	387,372
Horizon North Logistics, Inc. (d)	13,742	52,634
HudBay Minerals, Inc.	103,103	435,935
Husky Energy, Inc. (d)	12,400	28,682
iA Financial Corp., Inc. (d)	8,408	292,675
IAMGOLD Corp. (a)	18,603	71,249
IAMGOLD Corp. (a)	162,515	623,673
IBI Group, Inc. (a) (d)	5,900	28,978
Imperial Metals Corp. (a) (d)	18,151	41,849
Information Services Corp.	2,900	41,075
Innergex Renewable Energy, Inc.	40,708	735,560
Interfor Corp. (a)	31,992	357,509
International Petroleum Corp. (a) (d)	25,919	47,885
International Tower Hill Mines, Ltd. (a) (d)	21,604	27,906
Intertape Polymer Group, Inc.	23,413	260,760
Invesque, Inc.	9,800	19,796
IPL Plastics, Inc. (a)	3,100	23,258
Ivanhoe Mines, Ltd. - Class A (a)	172,444	626,810
Jamieson Wellness, Inc.	11,572	366,397
Just Energy Group, Inc. (a)	1,615	8,417
K-Bro Linen, Inc.	3,219	67,085
Kelt Exploration, Ltd. (a) (d)	58,951	63,310
Keyera Corp.	40,593	612,759
Kinaxis, Inc. (a)	7,497	1,103,591
Kingsway Financial Services, Inc. (a) (d)	8,765	25,857
Knight Therapeutics, Inc. (a)	40,310	175,583
KP Tissue, Inc.	1,400	13,879
Labrador Iron Ore Royalty Corp.	20,800	401,301
Largo Resources, Ltd. (a)	83,173	68,710
Lassonde Industries, Inc. - Class A	900	97,675
Laurentian Bank of Canada	16,783	344,722
Leon’s Furniture, Ltd.	9,639	133,631
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	15,501	461,113
Lucara Diamond Corp. (a)	110,136	41,356
Lundin Gold, Inc. (a) (d)	11,400	103,594
Lundin Mining Corp.	35,919	200,427
Magellan Aerospace Corp.	5,794	29,676
Mainstreet Equity Corp. (a)	2,561	138,268
Major Drilling Group International, Inc. (a)	36,670	196,355
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	26,200	534,212
Martinrea International, Inc.	32,289	231,095
Maverix Metals, Inc.	5,042	25,916
Maverix Metals, Inc.	2,644	13,542
Maxim Power Corp. (a)	2,800	4,311
MDF Commerce, Inc. (a)	4,176	27,849

Canada—(Continued)
Medical Facilities Corp.	12,861	42,208
MEG Energy Corp. (a)	76,654	159,462
Melcor Developments, Ltd.	3,120	13,660
Methanex Corp.	3,922	95,697
Morguard Corp.	1,400	110,229
Morneau Shepell, Inc.	21,185	442,299
Mountain Province Diamonds, Inc. (a)	1,600	493
MTY Food Group, Inc.	6,320	157,057
Mullen Group, Ltd. (d)	37,792	255,721
Neo Performance Materials, Inc.	4,300	34,683
New Gold, Inc. (a)	172,247	293,643
NFI Group, Inc. (d)	13,236	164,611
Nighthawk Gold Corp. (a) (d)	4,900	4,673
Norbord, Inc. (d)	14,625	432,198
North American Construction Group, Ltd.	10,441	67,984
North West Co., Inc. (The)	15,571	425,658
NuVista Energy, Ltd. (a) (d)	59,117	28,414
Obsidian Energy, Ltd. (a) (d)	8,643	3,148
Onex Corp.	1,996	89,041
Osisko Gold Royalties, Ltd. (d)	6,400	75,712
Osisko Gold Royalties, Ltd.	36,202	428,209
Osisko Mining, Inc. (a)	12,300	32,054
Painted Pony Energy, Ltd. (a) (d)	38,738	19,928
Pan American Silver Corp.	21,765	699,756
Paramount Resources, Ltd. - Class A (a) (d)	19,290	30,133
Parex Resources, Inc. (a)	55,359	583,295
Park Lawn Corp.	8,556	176,704
Parkland Corp.	30,835	815,366
Pason Systems, Inc. (d)	24,116	95,808
Peyto Exploration & Development Corp.	67,791	126,769
Photon Control, Inc. (a)	32,700	34,627
PHX Energy Services Corp. (a)	12,350	13,912
Pinnacle Renewable Energy, Inc. (d)	4,300	18,892
Pivot Technology Solutions, Inc.	4,800	9,264
Pizza Pizza Royalty Corp.	6,998	43,884
Points International, Ltd. (a)	5,320	51,100
Polaris Infrastructure, Inc.	5,300	54,331
Pollard Banknote, Ltd.	2,090	27,609
PolyMet Mining Corp. (a)	3,835	14,112
PrairieSky Royalty, Ltd. (d)	67,152	419,085
Precision Drilling Corp. (a)	103,898	64,763
Premier Gold Mines, Ltd. (a)	47,868	92,030
Premium Brands Holdings Corp.	10,325	779,522
Pretium Resources, Inc. (a)	49,167	629,196
Pretium Resources, Inc. (a)	1,100	14,124
Primo Water Corp. (d)	4,700	66,740
Primo Water Corp.	45,705	649,079
Pulse Seismic, Inc. (a) (d)	15,720	8,618
Quarterhill, Inc.	58,061	78,487
Questerre Energy Corp. - Class A (a) (d)	83,569	5,962
Real Matters, Inc. (a)	19,851	386,868
Recipe Unlimited Corp.	4,150	30,824
Richelieu Hardware, Ltd.	18,490	488,234
Rocky Mountain Dealerships, Inc.	5,738	22,581
Rogers Sugar, Inc.	35,106	126,287
Roxgold, Inc. (a)	78,600	100,940
Russel Metals, Inc. (d)	24,422	333,257

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Sabina Gold & Silver Corp. (a)	64,606	$125,180
Sandstorm Gold, Ltd. (a)	58,462	493,495
Savaria Corp. (d)	10,600	117,658
Secure Energy Services, Inc. (d)	55,376	56,975
Seven Generations Energy, Ltd. - Class A (a)	66,566	179,469
ShawCor, Ltd.	21,791	34,203
Sienna Senior Living, Inc. (d)	22,176	186,528
Sierra Wireless, Inc. (a) (d)	16,910	188,714
Sleep Country Canada Holdings, Inc.	12,404	185,750
SNC-Lavalin Group, Inc. (d)	14,823	237,671
Spin Master Corp. (a)	6,883	148,562
Sprott, Inc. (d)	6,042	206,232
SSR Mining, Inc. (a) (d)	70,913	1,323,406
SSR Mining, Inc. (a) (d)	1,192	22,255
Stantec, Inc.	31,313	950,760
Stelco Holdings, Inc.	10,484	89,443
Stella-Jones, Inc.	16,794	568,818
Storm Resources, Ltd. (a)	32,500	50,768
Stornoway Diamond Corp. (a) (b) (c)	70,074	245
SunOpta, Inc. (a)	26,392	196,421
Superior Plus Corp. (d)	56,115	495,597
Surge Energy, Inc.	85,275	11,848
Tamarack Valley Energy, Ltd. (a)	69,684	37,680
Taseko Mines, Ltd. (a)	108,786	115,195
TeraGo, Inc. (a)	4,100	20,599
Teranga Gold Corp. (a)	34,918	368,179
TerraVest Industries, Inc.	900	10,213
Tervita Corp. (a)	3,508	6,850
TFI International, Inc.	27,602	1,154,203
Tidewater Midstream and Infrastructure, Ltd.	79,200	46,989
Timbercreek Financial Corp.	30,426	190,798
TORC Oil & Gas, Ltd.	52,724	56,226
Torex Gold Resources, Inc. (a) (d)	27,594	390,218
Toromont Industries, Ltd.	1,663	99,514
Total Energy Services, Inc.	17,786	30,321
Tourmaline Oil Corp.	73,410	896,985
TransAlta Corp. (d)	97,104	597,260
TransAlta Renewables, Inc. (d)	28,608	359,440
Transcontinental, Inc. - Class A (d)	29,230	360,889
TransGlobe Energy Corp. (a)	36,372	13,931
Trevali Mining Corp. (a) (d)	90,600	9,186
Trican Well Service, Ltd. (a) (d)	101,707	87,840
Tricon Capital Group, Inc.	49,179	407,747
Trisura Group, Ltd. (a)	1,800	114,566
Turquoise Hill Resources, Ltd. (a)	120,799	102,514
Uni-Select, Inc.	13,271	56,810
Vecima Networks, Inc.	2,500	23,093
Vermilion Energy, Inc. (d)	28,810	67,289
VersaBank (d)	2,000	10,063
Wajax Corp.	7,885	70,468
Wesdome Gold Mines, Ltd. (a)	56,007	528,713
West Fraser Timber Co., Ltd. (d)	17,774	825,729
Western Forest Products, Inc. (d)	145,247	110,172
Westshore Terminals Investment Corp. (d)	18,288	208,900
Whitecap Resources, Inc. (d)	122,867	223,302
WildBrain, Ltd. (a) (d)	53,045	54,975
Winpak, Ltd.	9,852	336,280

Canada—(Continued)
Yamana Gold, Inc.	228,307	1,297,949
Yellow Pages, Ltd.	6,975	58,668
Zenith Capital Corp. (a) (b) (c)	12,830	780

		60,376,066

China—0.2%
BOE Varitronix, Ltd.	137,000	46,513
Bund Center Investment, Ltd.	138,000	48,020
CGN Mining Co., Ltd.	145,000	5,337
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	7,286
China Gold International Resources Corp., Ltd. (a)	79,013	91,976
China Sunsine Chemical Holdings, Ltd.	70,000	17,519
Chong Hing Bank, Ltd.	57,000	66,324
CITIC Telecom International Holdings, Ltd.	467,000	149,002
FIH Mobile, Ltd. (a)	1,208,000	172,227
First Sponsor Group, Ltd.	9,490	9,177
Fountain SET Holdings, Ltd.	422,000	47,835
GDH Guangnan Holdings, Ltd.	264,000	22,245
Goodbaby International Holdings, Ltd. (a)	193,000	24,313
Guotai Junan International Holdings, Ltd.	806,600	107,889
Leyou Technologies Holdings, Ltd. (a)	280,000	117,523
Neo-Neon Holdings, Ltd. (a)	322,500	26,662
Shenwan Hongyuan HK, Ltd.	172,500	20,387
SITC International Holdings Co., Ltd.	298,000	414,100

		1,394,335

Colombia—0.0%
Frontera Energy Corp. (d)	8,353	13,362

Denmark—2.4%
ALK-Abello A/S (a)	2,155	710,606
Alm Brand A/S	26,249	300,088
Ambu A/S - Class B	20,341	575,912
Bang & Olufsen A/S (a) (d)	30,627	69,251
Bavarian Nordic A/S (a)	14,032	437,435
Brodrene Hartmann A/S (a)	1,106	88,458
Columbus A/S (a)	20,865	23,642
D/S Norden A/S	10,815	175,563
DFDS A/S (a)	11,185	374,859
FLSmidth & Co. A/S (a)	15,133	430,693
H+H International A/S - Class B (a)	5,958	118,337
Harboes Bryggeri A/S - Class B (a)	1,454	13,283
ISS A/S (a)	20,183	266,075
Jeudan A/S (a)	2,360	83,196
Jyske Bank A/S (a)	21,174	596,440
Matas A/S (a)	15,923	185,282
Netcompany Group A/S (a)	5,264	435,756
Nilfisk Holding A/S (a)	9,326	112,495
NKT A/S (a)	6,820	203,196
NNIT A/S	2,656	55,083
Pandora A/S	27,154	1,953,973
Parken Sport & Entertainment A/S (a)	2,351	26,415
PER Aarsleff Holding A/S	7,936	334,088
Ringkjoebing Landbobank A/S	9,640	731,008
Rockwool International A/S - A Shares	519	178,286
Rockwool International A/S - B Shares	2,091	801,524

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Royal Unibrew A/S	14,593	$1,503,834
RTX A/S	2,486	84,512
Scandinavian Tobacco Group A/S - Class A	24,917	369,426
Schouw & Co. A/S	5,063	491,390
SimCorp A/S	12,910	1,697,018
Solar A/S - B Shares	2,435	115,174
Spar Nord Bank A/S (a)	32,428	242,117
Sydbank A/S (a)	24,935	390,830
Tivoli A/S (a)	844	86,558
Topdanmark A/S	13,182	637,029
United International Enterprises, Ltd.	850	179,400
Vestjysk Bank A/S (a)	132,795	57,898
Zealand Pharma A/S (a) (d)	9,937	377,579

		15,513,709

Faeroe Islands—0.0%
BankNordik P/F (a)	628	10,874

Finland—2.7%
Aktia Bank Oyj	15,788	170,963
Alma Media Oyj	17,761	154,884
Altia Oyj	1,398	15,911
Apetit Oyj	1,205	12,607
Aspo Oyj	8,414	60,343
Atria Oyj	4,065	41,223
BasWare Oyj (a)	3,525	156,375
Bittium Oyj	8,034	66,080
Cargotec Oyj - B Shares	12,591	433,885
Caverion Oyj (a)	35,151	250,308
Citycon Oyj (d)	27,649	217,624
Digia Oyj	6,625	46,278
Enento Group Oyj (a)	3,892	155,193
F-Secure Oyj (a)	30,886	121,972
Ferratum Oyj (a)	2,093	11,146
Finnair Oyj (a)	272,008	122,505
Fiskars Oyj Abp	15,226	207,065
HKScan Oyj - A Shares (a)	6,704	14,662
Huhtamaki Oyj	32,921	1,627,326
Ilkka-Yhtyma Oyj	5,725	21,680
Kemira Oyj	41,153	524,190
Kesko Oyj - A Shares	12,376	307,519
Kesko Oyj - B Shares	36,474	940,434
Kojamo Oyj	26,601	571,181
Konecranes Oyj	16,662	522,294
Lassila & Tikanoja Oyj	11,131	169,072
Metsa Board Oyj (d)	81,523	672,705
Neles Oyj	31,578	426,137
Nokian Renkaat Oyj	40,201	1,137,395
Olvi Oyj - A Shares	5,667	287,676
Oriola Oyj - A Shares	4,196	9,493
Oriola-KD Oyj - B Shares	53,692	118,934
Orion Oyj - Class A	7,857	356,874
Orion Oyj - Class B	26,553	1,201,681
Outokumpu Oyj (a) (d)	102,277	273,402
Outotec Oyj	188,187	1,321,470
Ponsse Oyj	3,208	88,901

Finland—(Continued)
QT Group Oyj (a)	2,605	108,031
Raisio Oyj - V Shares	52,502	189,283
Rapala VMC Oyj	8,902	27,128
Raute Oyj - A Shares	72	1,541
Revenio Group Oyj	5,309	241,433
Sanoma Oyj	31,107	398,119
Stockmann Oyj Abp - B Shares (a)	3,752	3,482
Teleste Oyj	2,149	9,923
Terveystalo Oyj	4,044	48,460
TietoEVRY Oyj	22,579	624,329
Tikkurila Oyj	10,734	187,903
Tokmanni Group Corp.	16,448	290,248
Uponor Oyj	19,661	344,542
Vaisala Oyj - A Shares	5,709	247,039
Valmet Oyj	43,166	1,068,721
YIT Oyj (d)	55,499	335,097

		16,962,667

France—4.0%
ABC Arbitrage	2,830	24,453
Air France-KLM (a) (d)	60,287	207,730
Akka Technologies S.A. (a)	4,296	83,473
AKWEL	3,301	65,684
Albioma S.A.	13,559	706,043
ALD S.A.	7,859	72,891
Altamir Amboise	9,152	189,870
Alten S.A. (a)	7,311	691,861
Amplitude Surgical SAS (a) (d)	2,894	7,195
Assystem	2,720	76,838
Aubay	2,423	89,114
Axway Software S.A. (a)	2,132	47,513
Bastide le Confort Medical (a)	1,345	76,053
Beneteau S.A.	15,076	121,243
Bigben Interactive (a)	4,507	78,305
Boiron S.A.	1,869	89,520
Bonduelle SCA	6,799	157,807
Burelle S.A.	117	75,837
Casino Guichard Perrachon S.A. (a) (d)	6,523	158,668
Catering International Services (a)	541	6,664
Cegedim S.A. (a)	2,295	72,130
CGG S.A. (a)	189,243	126,307
Chargeurs S.A.	8,000	156,890
Cie des Alpes	4,122	81,783
Cie Plastic Omnium S.A.	18,690	491,558
Coface S.A. (a)	31,535	220,422
Derichebourg S.A.	33,761	100,093
Devoteam S.A. (a)	1,789	204,395
Electricite de Strasbourg S.A.	329	43,597
Elior Group S.A. (d)	35,740	165,571
Elis S.A. (a)	39,583	499,017
Eramet (a) (d)	3,022	76,433
Esso S.A. Francaise (a)	1,341	11,802
Etablissements Maurel et Prom (a)	12,067	20,856
Europcar Groupe S.A. (a) (d)	25,144	21,737
Eutelsat Communications S.A.	57,002	553,840
Exel Industries - A Shares (a)	618	24,418

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Faurecia SE (a)	20,249	$874,434
Fleury Michon S.A.	461	12,438
Fnac Darty S.A. (a)	6,777	304,758
Gaztransport Et Technigaz S.A.	5,603	534,030
GEA (d)	165	21,657
GL Events (a)	4,878	47,309
Groupe Crit (a)	1,062	62,960
Groupe Gorge	395	5,460
Groupe Open (a)	1,736	30,147
Guerbet	2,188	70,366
Haulotte Group S.A.	5,337	25,194
HERIGE SADCS (a)	235	6,821
HEXAOM (a)	1,526	58,412
ID Logistics Group (a)	863	186,541
Iliad S.A.	431	79,291
Imerys S.A.	7,029	261,353
Ingenico Group S.A. (a) (d)	18,963	2,934,244
IPSOS	13,160	329,128
Jacquet Metal Service	7,099	69,120
JCDecaux S.A. (a)	11,950	207,061
Kaufman & Broad S.A.	5,175	205,061
Korian S.A. (a)	21,040	738,323
Lagardere SCA (a) (d)	13,311	329,836
Laurent-Perrier (a)	1,255	104,512
Le Belier (a)	490	21,892
Lectra	7,156	169,193
Linedata Services	1,348	40,950
LISI (a)	7,827	155,527
LNA Sante S.A.	1,768	98,442
Maisons du Monde S.A. (a)	16,643	250,268
Manitou BF S.A. (a) (d)	3,893	74,949
Manutan International	589	36,194
Mersen S.A. (a)	7,574	231,944
METabolic EXplorer S.A. (a)	6,035	12,002
Metropole Television S.A. (a)	8,342	99,957
Nexans S.A. (a)	10,974	633,433
Nexity S.A.	12,995	395,535
Nicox (a)	1,834	7,866
NRJ Group (a)	9,690	62,542
Oeneo S.A. (a)	3,143	41,267
OL Groupe S.A. (a)	3,273	7,738
Onxeo S.A. (a)	8,671	6,331
Onxeo S.A. (a) (d)	4,566	3,415
Pierre & Vacances S.A. (a)	2,596	36,460
Plastivaloire (a)	1,576	6,831
Publicis Groupe S.A.	15,074	488,497
Quadient SAS	15,239	205,915
Rallye S.A. (a)	9,791	39,980
Recylex S.A. (a) (b) (c)	3,335	5,419
Rexel S.A. (a)	101,834	1,277,489
Robertet S.A.	143	163,045
Rothschild & Co. (a)	6,708	188,568
Rubis SCA	21,735	871,716
Samse S.A.	107	17,435
Savencia S.A. (a)	2,303	143,155
SCOR SE (a)	5,768	159,813
Seche Environnement S.A.	1,555	60,586

France—(Continued)
Societe BIC S.A.	7,557	395,685
Societe Marseillaise du Tunnel Prado-Carenage S.A. (a)	293	5,528
Societe pour l’Informatique Industrielle	1,546	35,900
Societe Television Francaise 1 (a)	21,284	130,512
Soitec (a)	5,935	854,792
Solocal Group (a) (d)	3,153,310	113,715
Somfy S.A.	2,415	340,569
Sopra Steria Group (a)	4,903	776,942
SPIE S.A. (a)	34,853	623,858
STEF S.A. (a)	1,145	98,005
Sword Group	1,089	40,478
Synergie S.A. (a)	3,366	95,359
Tarkett S.A. (a)	10,034	135,186
Technicolor S.A. (a) (d)	3,270	4,916
Thermador Groupe	2,148	138,089
Tikehau Capital SCA	2,737	69,298
Total Gabon	324	41,416
Trigano S.A.	3,132	483,592
Union Financiere de France BQE S.A.	1,257	28,911
Valeo S.A.	31,627	966,626
Vallourec S.A. (a) (d)	1,693	33,449
Vetoquinol S.A.	1,341	109,919
Vicat S.A.	7,909	264,561
VIEL & Cie S.A.	4,205	27,215
Vilmorin & Cie S.A.	2,655	155,232
Virbac S.A. (a)	966	223,887
Vranken-Pommery Monopole S.A. (a)	958	15,337

		25,619,398

Georgia—0.0%
Bank of Georgia Group plc (a)	14,696	168,642

Germany—6.2%
1&1 Drillisch AG	17,600	390,263
7C Solarparken AG	11,803	50,351
Aareal Bank AG (a)	26,928	541,014
ADO Properties S.A. (a)	21,541	596,991
ADVA Optical Networking SE (a)	19,068	135,457
AIXTRON SE (a)	21,680	261,773
All for One Steeb AG	498	31,409
Allgeier SE	2,942	180,005
Amadeus Fire AG (a)	882	109,816
Atoss Software AG	1,110	173,643
Aurubis AG	14,317	975,264
Basler AG	1,220	72,088
Bauer AG (a)	4,696	50,595
BayWa AG	6,415	210,898
BayWa AG	305	11,302
Bechtle AG	6,455	1,308,402
Bertrandt AG	2,310	87,494
bet-at-home.com AG	1,222	50,994
Bijou Brigitte AG (a)	1,603	45,295
Bilfinger SE	10,033	183,329
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	26,420	158,894
CANCOM SE	10,426	539,018
CECONOMY AG (a)	47,148	232,606
CENIT AG (a)	3,413	51,207

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Centrotec SE (a)	2,113	$35,919
Cewe Stiftung & Co. KGaA (a)	2,303	252,718
Comdirect Bank AG (a)	13,399	217,420
Commerzbank AG (a)	169,196	831,585
CompuGroup Medical SE & Co KgaA	7,564	700,074
Corestate Capital Holding S.A. (a) (d)	4,473	87,664
CropEnergies AG	9,235	160,388
CTS Eventim AG & Co. KGaA (a)	18,055	873,379
Data Modul AG	138	7,464
Deutsche Beteiligungs AG	5,460	198,375
Deutsche Euroshop AG (a)	14,792	183,805
Deutsche Pfandbriefbank AG (a)	45,896	304,227
Deutz AG (a)	47,320	275,480
DIC Asset AG	19,505	234,482
DMG Mori AG	1,608	76,106
Dr. Hoenle AG	2,084	134,292
Draegerwerk AG & Co. KGaA (a)	1,062	78,187
Duerr AG	20,750	638,533
Eckert & Ziegler AG	5,278	270,032
Elmos Semiconductor AG	1,769	43,273
ElringKlinger AG (a)	11,206	87,160
Energiekontor AG	2,559	115,121
Fielmann AG (a)	6,684	536,774
First Sensor AG	2,791	131,547
FORTEC Elektronik AG	253	5,220
Francotyp-Postalia Holding AG (a)	3,300	12,462
Freenet AG	49,368	998,798
FUCHS Petrolub SE	7,604	285,262
GEA Group AG	44,623	1,572,957
Gerresheimer AG	10,281	1,150,418
Gesco AG	4,563	64,460
GFT Technologies SE	7,497	101,949
Grammer AG (a)	583	11,175
Grand City Properties S.A.	40,446	977,349
GRENKE AG	338	12,496
H&R GmbH & Co. KGaA (a)	4,195	24,883
Hamburger Hafen und Logistik AG	8,624	151,100
Hawesko Holding AG	223	10,301
Heidelberger Druckmaschinen AG (a)	100,140	66,210
Hella GmbH & Co. KGaA (a)	12,133	611,690
HOCHTIEF AG	1,205	93,806
HolidayCheck Group AG (a)	11,101	19,563
Hornbach Baumarkt AG	3,054	162,187
Hornbach Holding AG & Co. KGaA	3,220	375,839
Hugo Boss AG	20,336	509,258
Hypoport SE (a)	696	435,704
Indus Holding AG	9,327	306,699
Instone Real Estate Group AG (a)	10,403	241,411
IVU Traffic Technologies AG	5,625	106,158
Jenoptik AG	16,935	454,335
JOST Werke AG (a)	2,001	80,692
K&S AG (d)	59,897	412,699
KION Group AG	671	57,626
Kloeckner & Co. SE (a)	34,891	223,133
Koenig & Bauer AG (a)	4,373	98,425
Krones AG	5,091	316,176
KSB SE & Co. KGaA	82	28,201

Germany—(Continued)
KWS Saat SE	3,725	314,384
LANXESS AG	28,230	1,620,171
Leifheit AG (a)	2,964	112,592
Leoni AG (a) (d)	12,471	73,896
LPKF Laser & Electronics AG	5,659	150,250
Manz AG (a)	1,272	36,146
Medigene AG (a)	2,446	11,542
METRO AG	25,342	253,106
MLP SE	23,565	158,815
New Work SE	988	301,410
Nexus AG	5,374	289,842
Nordex SE (a)	23,261	301,560
Norma Group SE	10,781	334,816
OHB SE (a)	2,315	104,629
Patrizia Immobilien AG	19,307	526,613
Pfeiffer Vacuum Technology AG	1,991	413,491
PNE Wind AG	24,548	154,838
Progress-Werk Oberkirch AG (a)	822	15,901
ProSiebenSat.1 Media SE (a)	76,185	1,000,727
PSI Software AG	4,019	117,311
PVA TePla AG (a)	1,597	22,089
QSC AG	42,643	65,294
R Stahl AG (a)	1,594	35,504
Rheinmetall AG	14,951	1,347,955
Rocket Internet SE (a)	24,402	533,987
SAF-Holland SE (a)	22,056	178,146
Salzgitter AG (a)	16,810	277,432
Schaltbau Holding AG (a)	2,019	63,909
Secunet Security Networks AG	391	126,964
SGL Carbon SE (a)	8,945	33,031
Siltronic AG	6,867	616,375
Sixt SE (a)	4,968	449,621
SMA Solar Technology AG (a)	3,992	178,683
SMT Scharf AG (a)	1,117	10,668
Softing AG	3,104	18,315
Software AG	18,372	905,970
Stabilus S.A.	6,982	410,770
STRATEC SE	1,395	203,453
Stroeer SE & Co. KGaA (a)	8,803	685,056
Suedzucker AG	28,260	546,638
Surteco SE (a)	2,209	55,079
Suss Microtec AG (a)	6,216	115,241
TAG Immobilien AG (a)	46,027	1,388,956
Takkt AG	11,656	145,393
Technotrans AG (a)	2,869	64,645
Tele Columbus AG (a)	19,982	59,632
ThyssenKrupp AG (a)	17,297	87,421
Traffic Systems SE	1,794	64,730
Varta AG (a) (d)	2,132	299,398
VERBIO Vereinigte BioEnergie AG	9,187	200,984
Vossloh AG (a)	4,712	186,712
Wacker Chemie AG	5,249	509,906
Wacker Neuson SE (a)	12,073	246,799
Washtec AG (a)	3,924	170,670
Wuestenrot & Wuerttembergische AG	4,269	71,469
Zeal Network SE	2,439	116,236

		39,685,926

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ghana—0.0%
Tullow Oil plc (a) (d)	488,272	$95,619

Greenland—0.0%
Gronlandsbanken A/S (a)	140	12,346

Guernsey, Channel Islands—0.0%
Raven Russia, Ltd. (a)	123,992	48,141

Hong Kong—2.3%
Aeon Credit Service Asia Co., Ltd.	44,000	29,040
Allied Group, Ltd.	440,000	196,893
Allied Properties HK, Ltd. (b) (c)	944,024	232,655
APAC Resources, Ltd.	70,825	9,411
Apollo Future Mobility Group, Ltd. (a)	348,000	19,119
Applied Development Holdings, Ltd. (a)	390,000	9,853
Arts Optical International Holdings, Ltd. (a)	16,000	1,177
Asia Financial Holdings, Ltd.	254,000	118,970
Asia Standard International Group, Ltd. (a)	296,000	32,206
Associated International Hotels, Ltd.	14,000	20,232
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
Best Food Holding Co., Ltd. (a)	112,000	7,515
BOCOM International Holdings Co., Ltd.	117,000	16,226
Bright Smart Securities & Commodities Group, Ltd.	176,000	39,184
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	21,451
Build King Holdings, Ltd.	160,000	16,731
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	2,687
Cafe de Coral Holdings, Ltd. (a)	106,000	224,051
Camsing International Holding, Ltd. (a) (b) (c)	124,000	3,480
Century City International Holdings, Ltd.	616,000	32,292
Chen Hsong Holdings	150,000	33,065
Cheuk Nang Holdings, Ltd.	106,042	44,668
Chevalier International Holdings, Ltd.	75,139	88,227
China Baoli Technologies Holdings, Ltd. (a) (b) (c)	285,000	651
China Best Group Holding, Ltd. (a)	30,000	1,727
China Boton Group Co., Ltd. (a)	71,446	19,194
China Energy Development Holdings, Ltd. (a)	3,376,000	47,063
China Motor Bus Co., Ltd.	4,800	62,566
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	705
China Star Entertainment, Ltd. (a) (d)	378,000	70,759
China Strategic Holdings, Ltd. (a)	4,927,500	48,468
China Tonghai International Financial, Ltd. (a)	180,000	5,473
Chinese Estates Holdings, Ltd.	151,000	83,005
Chinney Investment, Ltd.	8,000	1,610
Chow Sang Sang Holdings International, Ltd.	119,000	127,605
Chuang’s China Investments, Ltd. (a)	511,500	23,773
Chuang’s Consortium International, Ltd.	382,357	46,085
CK Life Sciences International Holdings, Inc.	304,000	35,142
CNT Group, Ltd.	246,000	11,110
Convenience Retail Asia, Ltd.	36,000	18,592
Convoy Global Holdings, Ltd. (a) (b) (c)	1,314,000	5,307
Cowell e Holdings, Inc.	120,000	52,934
Cross-Harbour Holdings, Ltd. (The)	127,063	228,257
CSI Properties, Ltd.	2,274,023	68,303
Dah Sing Banking Group, Ltd.	172,671	149,643
Dah Sing Financial Holdings, Ltd.	66,260	159,681
Dan Form Holdings Co., Ltd.	88,000	12,264
Dickson Concepts International, Ltd.	87,500	39,178

Hong Kong—(Continued)
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings, Ltd.	20,000	38,923
Eagle Nice International Holdings, Ltd.	120,000	52,638
EcoGreen International Group, Ltd.	118,800	19,860
eForce Holdings, Ltd. (a)	712,000	6,372
Emperor Capital Group, Ltd. (a)	984,000	17,111
Emperor Entertainment Hotel, Ltd.	235,000	34,252
Emperor International Holdings, Ltd.	529,250	79,518
Emperor Watch & Jewellery, Ltd. (a)	1,520,000	22,183
Energy International Investments Holdings, Ltd. (a)	580,000	4,860
ENM Holdings, Ltd. (a)	412,000	39,543
Esprit Holdings, Ltd. (a)	833,950	82,113
Fairwood Holdings, Ltd.	26,500	62,246
Far East Consortium International, Ltd.	507,832	142,249
First Pacific Co., Ltd.	674,000	183,308
Fosun Tourism Group	14,400	14,060
Freeman FinTech Corp., Ltd. (a) (b) (c)	180,000	785
G-Resources Group, Ltd. (a)	8,956,800	51,141
Genting Hong Kong, Ltd. (a)	162,000	5,184
Get Nice Financial Group, Ltd.	104,000	8,259
Get Nice Holdings, Ltd.	2,574,000	56,199
Giordano International, Ltd.	446,000	77,752
Glorious Sun Enterprises, Ltd.	393,000	42,047
Gold Peak Industries Holdings, Ltd.	277,714	19,359
Gold-Finance Holdings, Ltd. (a) (b) (c)	214,000	373
Golden Resources Development International, Ltd.	370,000	26,416
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	4,606
GR Properties, Ltd. (a)	22,000	3,470
Great Eagle Holdings, Ltd.	56,571	129,260
Guoco Group, Ltd.	1,000	12,646
Haitong International Securities Group, Ltd.	791,562	191,352
Hang Lung Group, Ltd.	209,000	476,331
Hanison Construction Holdings, Ltd.	148,009	18,565
Hao Tian Development Group, Ltd. (a)	1,001,000	43,751
Harbour Centre Development, Ltd.	88,000	83,457
HKBN, Ltd.	167,500	319,038
HKR International, Ltd.	366,080	147,210
Hon Kwok Land Investment Co., Ltd.	140,000	44,083
Hong Kong Economic Times Holdings, Ltd.	50,000	6,455
Hong Kong Ferry Holdings Co., Ltd.	39,000	29,760
Hong Kong Finance Investment Holding Group, Ltd. (a)	262,000	20,398
Hongkong & Shanghai Hotels (The)	110,902	86,154
Hongkong Chinese, Ltd.	866,000	75,057
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	7,770
Hung Hing Printing Group, Ltd.	252,000	32,315
Hutchison Port Holdings Trust - Class U	1,123,200	184,477
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	80,984
Hypebeast, Ltd. (a)	127,500	12,254
Hysan Development Co., Ltd.	153,000	457,790
Imagi International Holdings, Ltd. (a)	90,112	9,299
International Housewares Retail Co., Ltd.	134,000	37,948
IPE Group, Ltd.	285,000	26,430
IRC, Ltd. (a)	936,000	10,588
IT, Ltd. (a)	220,000	28,741
ITC Properties Group, Ltd.	182,746	20,028
Jacobson Pharma Corp., Ltd.	90,000	13,489
Johnson Electric Holdings, Ltd.	106,875	232,726

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
K Wah International Holdings, Ltd.	172,000	$82,906
Kader Holdings Co., Ltd. (a)	224,000	15,897
Kam Hing International Holdings, Ltd.	196,000	8,093
Karrie International Holdings, Ltd.	140,000	18,652
Keck Seng Investments	72,000	26,013
Kerry Logistics Network, Ltd.	147,500	267,334
Kerry Properties, Ltd.	148,000	378,166
Kingmaker Footwear Holdings, Ltd.	102,000	8,328
Kingston Financial Group, Ltd.	162,000	14,743
Kowloon Development Co., Ltd.	149,000	181,915
Lai Sun Development Co., Ltd.	102,213	92,232
Lai Sun Garment International, Ltd.	100,504	90,907
Lam Soon Hong Kong, Ltd.	15,000	23,543
Landing International Development, Ltd. (a)	310,800	9,506
Landsea Green Group Co., Ltd. (a)	268,000	22,222
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	207,000	25,522
Lerthai Group, Ltd. (a)	18,000	3,992
Lifestyle International Holdings, Ltd. (a)	134,500	110,008
Lippo China Resources, Ltd.	2,106,000	41,343
Lippo, Ltd.	122,000	34,317
Liu Chong Hing Investment, Ltd.	78,000	63,400
Luk Fook Holdings International, Ltd.	135,000	327,688
Luks Group Vietnam Holdings Co., Ltd.	68,000	10,967
Lung Kee Bermuda Holdings	90,000	25,004
Magnificent Hotel Investment, Ltd.	1,310,000	16,565
Man Wah Holdings, Ltd.	425,200	564,729
Mandarin Oriental International, Ltd. (a)	67,000	120,881
Mason Group Holdings, Ltd. (a)	7,685,000	29,985
Matrix Holdings, Ltd.	36,000	13,703
Melco International Development, Ltd.	183,000	323,779
Midland Holdings, Ltd. (a)	178,010	16,071
Ming Fai International Holdings, Ltd.	145,000	12,901
Miramar Hotel & Investment	51,000	85,675
Modern Dental Group, Ltd.	79,000	12,853
Nameson Holdings, Ltd.	130,000	5,855
National Electronic Holdings, Ltd.	182,600	24,088
Newocean Energy Holdings, Ltd. (a)	398,000	35,512
NWS Holdings, Ltd.	164,000	125,306
OP Financial, Ltd. (a)	284,000	32,745
Oriental Watch Holdings (d)	215,600	64,913
Oshidori International Holdings, Ltd. (a) (d)	1,068,000	120,012
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	6,434
Pacific Basin Shipping, Ltd.	1,377,000	212,175
Pacific Century Premium Developments, Ltd. (a)	49,788	13,098
Pacific Textiles Holdings, Ltd.	266,000	123,680
Paliburg Holdings, Ltd.	208,000	47,687
Paradise Entertainment, Ltd. (a)	168,000	19,510
PC Partner Group, Ltd. (a)	54,000	11,477
PCCW, Ltd.	589,000	352,021
Perfect Shape Medical, Ltd.	108,000	31,584
Pico Far East Holdings, Ltd.	318,000	37,956
Playmates Holdings, Ltd.	460,000	48,682
Polytec Asset Holdings, Ltd.	580,900	49,524
PT International Development Co., Ltd. (a)	186,000	6,698
Public Financial Holdings, Ltd.	166,000	38,259
PYI Corp., Ltd. (a)	2,140,366	18,312

Hong Kong—(Continued)
Rare Earth Magnesium Technology Group Holdings, Ltd. (a)	500,000	5,046
Regal Hotels International Holdings, Ltd.	126,000	47,026
Regina Miracle International Holdings, Ltd.	71,000	19,043
Sa Sa International Holdings, Ltd. (a) (d)	286,320	49,870
Samson Holding, Ltd. (a)	146,000	4,081
SAS Dragon Holdings, Ltd.	140,000	44,833
SEA Holdings, Ltd.	85,896	105,814
Shangri-La Asia, Ltd. (a)	220,000	180,764
Shun Ho Property Investments, Ltd.	21,615	4,016
Shun Tak Holdings, Ltd.	595,500	192,068
Sincere Watch Hong Kong, Ltd. (a)	250,000	2,735
Sing Tao News Corp., Ltd. (a)	212,000	28,132
Singamas Container Holdings, Ltd.	724,000	29,124
Sitoy Group Holdings, Ltd.	111,000	5,154
SmarTone Telecommunications Holdings, Ltd.	142,388	75,594
SOCAM Development, Ltd. (a)	41,987	7,405
Soundwill Holdings, Ltd.	41,500	36,320
South China Holdings Co., Ltd. (a)	1,240,000	20,960
Stella International Holdings, Ltd.	141,000	138,233
Success Universe Group, Ltd. (a)	240,000	3,097
Summit Ascent Holdings, Ltd. (a)	126,000	8,459
Sun Hung Kai & Co., Ltd.	222,440	86,877
SUNeVision Holdings, Ltd.	176,000	144,178
TAI Cheung Holdings, Ltd.	192,000	115,061
Tan Chong International, Ltd.	63,000	16,827
Tao Heung Holdings, Ltd.	204,000	23,716
Television Broadcasts, Ltd.	123,500	107,405
Texwinca Holdings, Ltd.	300,000	41,911
TK Group Holdings, Ltd.	62,000	20,653
Tom Group, Ltd. (a)	270,000	39,548
Tradelink Electronic Commerce, Ltd.	256,000	27,136
Transport International Holdings, Ltd.	99,802	183,088
Union Medical Healthcare, Ltd.	32,000	19,252
United Laboratories International Holdings, Ltd. (The)	241,000	248,899
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	287
Upbest Group, Ltd.	16,000	1,586
Value Partners Group, Ltd.	190,000	81,653
Valuetronics Holdings, Ltd.	89,790	37,335
Vedan International Holdings, Ltd.	296,000	25,988
Vitasoy International Holdings, Ltd.	112,000	434,882
VPower Group International Holdings, Ltd.	24,000	8,865
VSTECS Holdings, Ltd.	263,200	175,581
VTech Holdings, Ltd.	42,200	263,153
Wai Kee Holdings, Ltd.	54,000	25,803
Wang On Group, Ltd.	2,200,000	14,765
Win Hanverky Holdings, Ltd. (a)	94,000	4,744
Wing On Co. International, Ltd.	46,000	101,216
Wing Tai Properties, Ltd.	232,000	112,081
Wonderful Sky Financial Group Holdings, Ltd.	44,000	3,967
YGM Trading, Ltd.	46,000	12,583
YT Realty Group, Ltd.	43,002	12,805
Yue Yuen Industrial Holdings, Ltd.	164,000	265,727
Yunfeng Financial Group, Ltd. (a)	34,000	16,356
Zhaobangji Properties Holdings, Ltd. (a)	184,000	28,056

		14,666,537

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—0.0%
Rhi Magnesita NV (a)	3,120	$102,542

Ireland—0.3%
Bank of Ireland Group plc (a)	57,337	106,240
C&C Group plc	95,793	241,910
Cairn Homes plc (a)	135,193	124,886
Datalex plc (a)	4,783	2,623
FBD Holdings plc (a)	10,350	75,940
Glanbia plc	54,184	558,896
Greencore Group plc	159,206	201,101
Hostelworld Group plc	16,696	11,793
Irish Continental Group plc	33,406	121,742
Permanent TSB Group Holdings plc (a)	15,086	8,842
UDG Healthcare plc	72,722	721,575

		2,175,548

Isle of Man—0.0%
Hansard Global plc	2,566	1,302
Strix Group plc	35,085	109,772

		111,074

Israel—1.4%
Adgar Investment and Development, Ltd.	7,358	8,785
Afcon Holdings, Ltd. (a)	771	21,070
AFI Properties, Ltd. (a)	6,256	151,726
Africa Israel Residences, Ltd.	880	24,234
Airport City, Ltd. (a)	1	5
Allot, Ltd. (a)	10,216	92,336
Alrov Properties and Lodgings, Ltd. (a)	3,141	90,750
Arad, Ltd.	2,224	26,292
Arko Holdings, Ltd. (a)	107,731	72,283
Ashtrom Group, Ltd.	9,510	111,787
Ashtrom Properties, Ltd.	13,645	59,210
Atreyu Capital Markets, Ltd.	2,021	31,369
AudioCodes, Ltd.	5,402	171,238
Avgol Industries 1953, Ltd. (a)	27,883	31,393
Azorim-Investment Development & Construction Co., Ltd. (a)	31,528	55,298
Bayside Land Corp.	310	178,816
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	35,528
Big Shopping Centers, Ltd. (a)	1,438	106,690
BioLine RX, Ltd. (a)	1	0
Blue Square Real Estate, Ltd.	1,940	74,543
Brainsway, Ltd. (a)	2,193	6,351
Camtek, Ltd. (a)	5,058	78,215
Carasso Motors, Ltd.	5,984	16,150
Cellcom Israel, Ltd. (a)	24,928	101,614
Ceragon Networks, Ltd. (a) (b) (c)	14,799	36,849
Clal Insurance Enterprises Holdings, Ltd. (a)	9,289	87,398
Compugen, Ltd. (a)	14,542	243,295
Danel Adir Yeoshua, Ltd.	1,759	203,347
Delek Automotive Systems, Ltd.	12,832	62,960
Delta-Galil Industries, Ltd.	4,030	64,832
Dor Alon Energy in Israel, Ltd.	2,364	44,295
Duniec Brothers, Ltd.	915	24,812
El Al Israel Airlines (a)	77,291	14,540
Electra Consumer Products 1970, Ltd.	3,289	90,145

Israel—(Continued)
Electra Real Estate, Ltd. (a)	6,750	28,159
Electra, Ltd.	652	292,866
Electreon Wireless, Ltd. (a)	81	6,105
Enlight Renewable Energy, Ltd. (a)	159,439	283,498
Equital, Ltd. (a)	8,196	147,538
FMS Enterprises Migun, Ltd.	1,888	40,970
Formula Systems 1985, Ltd.	3,277	276,954
Fox Wizel, Ltd.	2,684	176,752
Gilat Satellite Networks, Ltd. (a)	9,844	55,137
Hadera Paper, Ltd. (a)	1,104	32,835
Hamlet Israel-Canada, Ltd. (a)	2,521	36,241
Harel Insurance Investments & Financial Services, Ltd. (a)	42,503	265,531
Hilan, Ltd.	5,072	221,183
IDI Insurance Co., Ltd. (a)	2,662	65,543
IES Holdings, Ltd. (a)	569	24,464
Inrom Construction Industries, Ltd.	22,474	90,617
Israel Canada T.R., Ltd.	36,696	46,735
Israel Land Development Co., Ltd. (The)	3,950	25,941
Isras Investment Co., Ltd.	541	82,717
Issta Lines, Ltd. (a)	1,175	10,625
Itamar Medical, Ltd. (a)	11,055	7,445
Kamada, Ltd. (a)	11,729	99,962
Kerur Holdings, Ltd.	2,088	59,540
Klil Industries, Ltd. (a)	315	22,431
Levinstein Properties, Ltd.	1,208	18,882
Magic Software Enterprises, Ltd.	9,462	125,535
Malam - Team, Ltd.	335	57,173
Matrix IT, Ltd.	10,787	253,422
Maytronics, Ltd.	14,096	216,542
Mediterranean Towers, Ltd. (a)	28,011	58,553
Mega Or Holdings, Ltd.	4,941	119,268
Mehadrin, Ltd. (a)	108	4,630
Meitav Dash Investments, Ltd.	8,613	29,358
Menora Mivtachim Holdings, Ltd. (a)	11,310	137,137
Migdal Insurance & Financial Holding, Ltd. (a)	94,179	61,167
Mivne Real Estate KD, Ltd.	78,334	145,559
Mivtach Shamir Holdings, Ltd. (a)	1,966	44,735
Mizrahi Tefahot Bank, Ltd.	2,037	36,094
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	55,989
Nawi Brothers, Ltd. (a)	4,888	21,414
Neto ME Holdings, Ltd.	788	33,076
Nova Measuring Instruments, Ltd. (a)	8,789	461,836
Novolog, Ltd.	21,014	17,428
NR Spuntech Industries, Ltd.	3,848	13,020
Oil Refineries, Ltd.	418,554	74,552
One Software Technologies, Ltd.	900	71,180
OPC Energy, Ltd.	13,432	122,039
Partner Communications Co., Ltd. (a)	36,424	142,558
Paz Oil Co., Ltd.	2,185	171,577
Perion Network, Ltd. (a)	3,139	21,769
Phoenix Holdings, Ltd. (The) (a)	34,276	158,592
Plasson Industries, Ltd.	1,729	72,131
Plus500, Ltd.	28,532	576,470
Priortech, Ltd.	2,244	30,031
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	151,196
Sano-Brunos Enterprises, Ltd.	46	4,158
Scope Metals Group, Ltd. (a)	1,844	32,344

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Shikun & Binui, Ltd. (a)	32,607	$145,447
Summit Real Estate Holdings, Ltd.	8,001	69,127
Suny Cellular Communication, Ltd. (a)	16,495	4,267
Tadiran Holdings, Ltd.	855	55,877
Victory Supermarket Chain, Ltd.	589	15,966
YH Dimri Construction & Development, Ltd.	1,750	51,302

		8,699,346

Italy—3.5%
A2A S.p.A.	414,700	602,493
ACEA S.p.A.	16,916	355,816
Aeffe S.p.A. (a)	11,359	11,554
Amplifon S.p.A. (a)	19,486	695,894
Anima Holding S.p.A.	92,515	361,938
Aquafil S.p.A. (a)	3,537	14,614
Arnoldo Mondadori Editore S.p.A. (a)	54,123	71,875
Ascopiave S.p.A.	19,908	74,277
Autogrill S.p.A. (a)	41,121	185,352
Autostrade Meridionali S.p.A. (a)	777	17,645
Avio S.p.A. (a)	6,077	95,555
Azimut Holding S.p.A.	27,283	492,678
B&C Speakers S.p.A. (a)	1,431	15,597
Banca Carige S.p.A. (a) (b) (c)	156,432	51
Banca Farmafactoring S.p.A. (a)	34,258	192,561
Banca Generali S.p.A.	14,585	443,141
Banca IFIS S.p.A.	7,714	74,258
Banca Mediolanum S.p.A. (a)	25,010	179,962
Banca Popolare dell’Emilia Romagna SC (a) (d)	183,433	427,052
Banca Popolare di Sondrio Scarl (a)	173,614	362,870
Banca Profilo S.p.A.	117,883	27,299
Banca Sistema S.p.A. (a)	24,896	49,535
Banco BPM S.p.A. (a)	488,208	825,886
Banco di Desio e della Brianza S.p.A.	20,306	48,517
BasicNet S.p.A.	4,465	16,760
Be Shaping The Future S.p.A	29,207	36,501
Biesse S.p.A. (a)	3,211	54,462
Brembo S.p.A. (a)	13,959	139,384
Brunello Cucinelli S.p.A. (a) (d)	9,914	302,375
Buzzi Unicem S.p.A.	27,815	646,993
Buzzi Unicem S.p.A.	4,054	53,269
Cairo Communication S.p.A. (a)	30,775	45,916
Carel Industries S.p.A.	4,431	93,702
Cementir Holding NV	21,979	152,098
Cerved Group S.p.A. (a)	54,086	386,339
CIR SpA-Compagnie Industriali (a)	315,684	144,794
Credito Emiliano S.p.A. (a)	35,381	165,073
Credito Valtellinese S.p.A. (a)	29,274	278,538
d’Amico International Shipping S.A. (a)	115,150	11,692
Danieli & C Officine Meccaniche S.p.A. (d)	6,046	103,592
Danieli & C Officine Meccaniche S.p.A.	1,734	19,329
Datalogic S.p.A.	6,493	90,754
De’Longhi S.p.A. (a)	18,916	646,406
DeA Capital S.p.A.	32,300	43,990
Elica S.p.A. (a)	11,044	32,935
Emak S.p.A. (a)	23,063	22,537
Enav S.p.A.	49,404	187,267

Italy—(Continued)
ERG S.p.A.	19,039	478,783
Esprinet S.p.A. (a)	14,507	128,342
Eurotech S.p.A. (a)	13,076	59,169
Falck Renewables S.p.A.	34,243	215,717
Fiera Milano S.p.A. (d)	10,587	29,334
Fila S.p.A. (a)	3,057	26,941
Fincantieri S.p.A. (a) (d)	93,136	59,911
FinecoBank Banca Fineco S.p.A. (a)	6,316	86,907
FNM S.p.A. (a)	55,327	34,596
Geox S.p.A. (a) (d)	34,378	24,088
Gruppo MutuiOnline S.p.A.	8,426	234,015
Hera S.p.A.	272,570	1,007,593
Illimity Bank S.p.A. (a)	6,851	72,615
IMMSI S.p.A. (a)	100,436	41,305
Industria Macchine Automatiche S.p.A. (a) (d)	5,865	462,623
Intek Group S.p.A. (a)	80,757	26,956
Interpump Group S.p.A.	22,700	842,817
Intesa Sanpaolo S.p.A. (a)	259,820	487,871
Iren S.p.A.	231,134	594,258
Italgas S.p.A.	151,950	959,588
Italmobiliare S.p.A.	4,207	145,102
IVS Group S.A. (a)	3,278	18,867
Juventus Football Club S.p.A. (a) (d)	136,573	136,068
La Doria S.p.A.	3,877	50,770
Leonardo S.p.A.	63,473	371,137
LU-VE S.p.A.	1,991	28,942
Maire Tecnimont S.p.A. (a)	42,334	73,651
MARR S.p.A. (a)	2,940	47,378
Massimo Zanetti Beverage Group S.p.A.	3,423	19,902
Mediaset S.p.A. (a) (d)	170,346	326,694
Openjobmetis S.p.A. agenzia per il lavoro	1,209	7,767
OVS S.p.A. (a) (d)	56,351	64,949
Piaggio & C S.p.A.	71,430	192,839
Pirelli & C S.p.A. (a)	101,331	434,019
Prima Industrie S.p.A. (a)	1,853	24,143
Prysmian S.p.A.	33,462	972,982
RAI Way S.p.A.	24,727	156,948
Reno de Medici S.p.A.	46,743	49,290
Reply S.p.A.	6,572	756,326
Rizzoli Corriere Della Sera Mediagroup S.p.A. (a)	39,016	23,142
Sabaf S.p.A. (a)	3,059	46,074
SAES Getters S.p.A.	699	19,656
Safilo Group S.p.A. (a)	12,212	8,145
Saipem S.p.A. (d)	197,655	338,706
Salvatore Ferragamo S.p.A. (a)	16,352	240,510
Saras S.p.A. (a) (d)	169,450	88,415
Servizi Italia S.p.A.	1,701	4,183
Sesa S.p.A. (a)	2,065	207,290
Societa Cattolica di Assicurazioni SC (a)	65,792	350,262
Sogefi S.p.A. (a)	24,822	27,742
SOL S.p.A.	11,001	152,818
Tamburi Investment Partners S.p.A.	38,251	253,357
Technogym S.p.A. (a)	25,428	217,642
Tinexta S.p.A. (a)	6,919	134,448
Tod’s S.p.A. (a)	3,954	115,002
TXT e-solutions S.p.A. (a)	2,997	25,842
Uni Land S.p.A. (a) (b) (c)	4,937	0

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Unieuro S.p.A. (a)	3,192	$42,080
Unipol Gruppo Finanziario S.p.A. (a)	140,578	614,146
Webuild S.p.A.	70,140	82,089
Wiit S.p.A.	183	37,199
Zignago Vetro S.p.A.	9,968	156,290

		22,237,367

Japan—24.6%
77 Bank, Ltd. (The)	17,700	273,770
A&A Material Corp.	1,200	12,225
A&D Co., Ltd.	6,000	37,134
Abist Co., Ltd.	600	17,012
Access Co., Ltd.	1,500	12,674
Achilles Corp.	6,500	108,577
Ad-sol Nissin Corp.	1,900	48,551
Adastria Co., Ltd.	8,040	126,789
ADEKA Corp.	27,700	398,686
Advan Co., Ltd.	6,700	83,910
Advance Create Co., Ltd.	800	16,255
Advanex, Inc.	900	12,183
Advantage Risk Management Co., Ltd.	1,300	9,510
Adventure, Inc.	600	28,835
Adways, Inc.	4,000	16,610
Aeon Delight Co., Ltd.	6,200	171,666
Aeon Fantasy Co., Ltd. (d)	2,400	37,432
AEON Financial Service Co., Ltd.	9,800	89,099
Aeon Hokkaido Corp.	4,800	39,932
Aeria, Inc.	2,200	10,670
AFC-HD AMS Life Science Co., Ltd.	1,900	12,470
Ahresty Corp. (a)	9,200	29,107
Ai Holdings Corp.	11,000	202,533
Aica Kogyo Co., Ltd.	2,100	74,589
Aichi Bank, Ltd. (The)	2,600	75,058
Aichi Corp.	10,800	90,190
Aichi Steel Corp.	4,300	106,414
Aichi Tokei Denki Co., Ltd.	1,000	43,350
Aida Engineering, Ltd.	20,700	142,191
Aiful Corp. (a)	106,300	274,742
Ain Holdings, Inc.	300	21,087
Aiphone Co., Ltd.	4,600	66,386
Airport Facilities Co., Ltd.	7,500	33,070
Aisan Industry Co., Ltd.	10,400	46,331
Aizawa Securities Co., Ltd.	13,800	90,668
Ajis Co., Ltd.	500	13,030
Akatsuki Corp.	8,100	21,703
Akatsuki, Inc.	1,500	66,038
Akebono Brake Industry Co., Ltd. (a)	17,400	24,384
Akita Bank, Ltd. (The) (d)	6,200	93,293
Albis Co., Ltd.	1,600	42,790
Alconix Corp.	6,400	92,591
Alinco, Inc.	5,800	53,411
Alleanza Holdings Co., Ltd.	1,400	23,064
Alpen Co., Ltd.	7,000	132,396
Alpha Corp.	2,200	21,886
Alpha Systems, Inc.	140	4,839
Alps Logistics Co., Ltd.	6,000	45,602

Japan—(Continued)
Altech Corp.	4,520	88,185
Amano Corp.	14,400	335,403
Amiyaki Tei Co., Ltd.	1,100	30,626
Amuse, Inc.	2,800	64,469
Anabuki Kosan, Inc.	800	12,108
Anest Iwata Corp.	10,400	85,433
AOI Electronics Co., Ltd.	1,100	21,487
AOI TYO Holdings, Inc.	6,428	25,556
AOKI Holdings, Inc.	15,900	79,625
Aomori Bank, Ltd. (The)	6,900	164,060
Aoyama Trading Co., Ltd. (a)	14,500	76,190
Aoyama Zaisan Networks Co., Ltd.	1,400	22,404
Apaman Co., Ltd.	2,100	11,544
Arakawa Chemical Industries, Ltd.	6,600	79,480
Arata Corp.	4,200	209,592
Araya Industrial Co., Ltd.	2,600	28,631
Arcland Sakamoto Co., Ltd.	10,600	217,684
Arcland Service Holdings Co., Ltd.	4,000	80,682
Arcs Co., Ltd.	13,364	343,699
Arealink Co., Ltd. (d)	3,100	27,644
Argo Graphics, Inc.	4,800	164,893
Arisawa Manufacturing Co., Ltd.	14,300	131,711
Artiza Networks, Inc.	1,800	29,067
Artnature, Inc.	5,000	31,788
Aruhi Corp.	700	12,284
Asahi Broadcasting Corp.	2,400	16,334
Asahi Co., Ltd.	4,500	78,970
Asahi Diamond Industrial Co., Ltd.	21,200	98,281
Asahi Holdings, Inc.	9,600	311,733
Asahi Kogyosha Co., Ltd.	1,700	49,786
Asahi Net, Inc.	5,000	45,295
Asahi Printing Co., Ltd.	400	3,428
ASAHI YUKIZAI Corp.	5,000	64,673
Asahipen Corp.	400	7,350
Asante, Inc.	2,300	35,069
Asanuma Corp.	2,400	93,683
Asax Co., Ltd.	5,400	40,158
Ashimori Industry Co., Ltd.	1,600	13,558
Asia Pile Holdings Corp.	3,800	17,720
ASKA Pharmaceutical Co., Ltd.	7,500	101,516
ASKUL Corp.	1,500	61,321
Asukanet Co., Ltd.	1,300	15,783
Ateam, Inc.	2,900	21,661
Atom Corp. (d)	25,900	212,291
Atsugi Co., Ltd. (a)	6,100	32,926
Aucnet, Inc.	2,700	37,591
Autobacs Seven Co., Ltd.	24,500	318,247
Avant Corp.	5,800	57,664
Avantia Co., Ltd.	3,000	23,108
Avex, Inc.	12,000	112,003
Awa Bank, Ltd. (The)	14,600	360,330
Axell Corp. (d)	3,800	32,197
Axial Retailing, Inc.	5,100	239,087
Axyz Co., Ltd.	500	16,277
Azia Co., Ltd.	1,500	34,125
Bando Chemical Industries, Ltd.	15,400	87,678
Bank of Iwate, Ltd. (The)	6,000	144,543

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Bank of Kochi, Ltd. (The)	1,600	$13,152
Bank of Nagoya, Ltd. (The)	5,400	131,213
Bank of Okinawa, Ltd. (The)	9,160	273,683
Bank of Saga, Ltd. (The)	6,100	75,871
Bank of the Ryukyus, Ltd.	15,800	137,073
Baroque Japan, Ltd.	3,100	18,693
BayCurrent Consulting, Inc.	3,600	502,925
Beaglee, Inc. (a)	1,500	27,063
Belc Co., Ltd.	2,800	206,699
Bell System24 Holdings, Inc.	8,200	138,260
Belluna Co., Ltd.	16,800	152,326
BeNEXT Group, Inc.	6,000	64,715
Bic Camera, Inc.	13,300	147,496
Biofermin Pharmaceutical Co., Ltd.	1,100	26,599
BML, Inc.	7,600	228,804
Bookoff Group Holdings, Ltd. (d)	4,700	40,259
Bourbon Corp.	600	11,109
BP Castrol KK	2,600	30,332
Br Holdings Corp.	7,400	54,905
BrainPad, Inc. (a)	1,100	44,776
Broadleaf Co., Ltd. (d)	24,600	127,642
Bull-Dog Sauce Co., Ltd.	1,200	13,593
Bunka Shutter Co., Ltd.	19,000	150,663
Business Brain Showa-Ota, Inc.	2,600	37,693
C Uyemura & Co., Ltd.	2,600	168,416
C.I. Takiron Corp.	18,000	119,453
CAC Holdings Corp.	4,400	58,720
Can Do Co., Ltd.	2,900	59,811
Canare Electric Co., Ltd.	800	13,559
Canon Electronics, Inc.	7,400	103,515
Career Design Center Co., Ltd.	1,600	14,679
Carlit Holdings Co., Ltd.	7,300	38,597
Casa, Inc.	1,000	11,713
Cawachi, Ltd.	5,700	158,273
Central Automotive Products, Ltd.	3,000	63,704
Central Glass Co., Ltd.	15,000	310,941
Central Security Patrols Co., Ltd.	2,300	77,792
Central Sports Co., Ltd. (d)	2,400	54,428
Ceres, Inc.	1,100	22,379
Charm Care Corp.	3,200	36,301
Chiba Kogyo Bank, Ltd. (The)	16,000	37,921
Chikaranomoto Holdings Co., Ltd. (a)	1,000	6,141
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	47,450
Chino Corp.	2,700	35,957
Chiyoda Co., Ltd.	5,800	54,106
Chiyoda Integre Co., Ltd.	4,600	71,529
Chodai Co., Ltd.	1,400	17,530
Chofu Seisakusho Co., Ltd.	5,700	119,086
Chori Co., Ltd.	5,000	76,687
Chubu Shiryo Co., Ltd.	7,900	133,115
Chudenko Corp.	9,700	211,581
Chuetsu Pulp & Paper Co., Ltd.	3,500	50,776
Chugai Ro Co., Ltd.	2,900	41,885
Chugoku Bank, Ltd. (The)	36,700	351,958
Chugoku Marine Paints, Ltd.	18,000	170,121
Chukyo Bank, Ltd. (The)	3,900	78,462
Chuo Gyorui Co., Ltd.	200	5,194

Japan—(Continued)
Chuo Spring Co., Ltd.	1,400	42,068
Citizen Watch Co., Ltd. (a)	93,400	261,886
Cleanup Corp.	7,300	35,602
CMIC Holdings Co., Ltd.	3,900	50,029
CMK Corp.	18,200	83,596
Cocokara fine, Inc.	5,700	368,580
Colowide Co., Ltd. (d)	15,900	270,560
Como Co., Ltd.	400	9,444
Computer Engineering & Consulting, Ltd.	8,200	126,775
Computer Institute of Japan, Ltd.	2,000	17,744
Comture Corp.	5,400	135,493
CONEXIO Corp.	4,600	51,517
Core Corp.	2,500	33,615
Corona Corp.	5,600	52,569
Cosel Co., Ltd.	9,900	101,172
Cosmo Energy Holdings Co., Ltd.	19,700	281,939
Cosmos Initia Co., Ltd.	3,500	13,797
Cota Co., Ltd.	4,114	54,605
Create Medic Co., Ltd.	1,800	18,664
Create Restaurants Holdings, Inc. (a) (d)	24,800	142,685
Create SD Holdings Co., Ltd.	2,400	84,119
Credit Saison Co., Ltd.	9,000	95,518
Creek & River Co., Ltd.	3,900	52,522
Cresco, Ltd.	4,000	52,241
CTI Engineering Co., Ltd.	4,800	92,476
CTS Co., Ltd.	8,900	81,014
Cube System, Inc. (d)	2,500	33,497
Curves Holdings Co., Ltd.	11,600	74,673
Cyber Com Co., Ltd.	1,100	19,514
Cybozu, Inc.	5,300	168,286
Dai Nippon Toryo Co., Ltd.	9,400	88,930
Dai-Dan Co., Ltd.	6,000	158,075
Dai-ichi Seiko Co., Ltd. (d)	3,100	64,103
Daibiru Corp.	18,800	218,311
Daido Kogyo Co., Ltd.	2,000	12,035
Daido Metal Co., Ltd.	13,400	65,017
Daido Steel Co., Ltd.	8,400	261,375
Daidoh, Ltd.	10,800	20,858
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	36,668
Daihen Corp.	6,400	259,131
Daiho Corp.	5,000	142,534
Daiichi Jitsugyo Co., Ltd.	2,800	98,311
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,000	34,621
Daiichikosho Co., Ltd.	8,000	257,472
Daiken Corp.	4,800	83,924
Daiken Medical Co., Ltd.	4,400	22,799
Daiki Aluminium Industry Co., Ltd.	9,000	47,893
Daiki Axis Co., Ltd.	1,300	11,075
Daiko Denshi Tsushin, Ltd.	1,300	8,028
Daikoku Denki Co., Ltd.	2,700	25,962
Daikokutenbussan Co., Ltd.	1,300	72,575
Daikyonishikawa Corp.	11,600	61,736
Dainichi Co., Ltd.	4,100	30,371
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	107,123
Daiohs Corp.	900	8,463
Daiseki Co., Ltd.	10,700	266,746
Daishi Hokuetsu Financial Group, Inc. (d)	15,100	312,770

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daishinku Corp.	2,600	$47,063
Daisue Construction Co., Ltd.	2,300	20,540
Daito Bank, Ltd. (The)	5,200	33,651
Daito Pharmaceutical Co., Ltd.	3,960	133,362
Daitron Co., Ltd.	2,400	34,997
Daiwa Industries, Ltd.	11,000	99,111
Daiwabo Holdings Co., Ltd.	5,600	361,609
DCM Holdings Co., Ltd.	37,900	524,789
Dear Life Co., Ltd. (d)	7,500	29,822
Delica Foods Holdings Co., Ltd.	600	3,667
DeNA Co., Ltd.	9,900	182,718
Densan System Co., Ltd.	1,700	59,549
Denyo Co., Ltd.	4,800	112,012
Dexerials Corp.	15,300	161,501
Digital Arts, Inc.	2,900	237,805
Digital Garage, Inc.	4,900	166,678
Digital Information Technologies Corp.	1,300	16,494
Dip Corp.	6,500	133,565
DKK Co., Ltd.	4,200	104,384
DKS Co., Ltd.	2,800	113,767
DMG Mori Co., Ltd.	28,400	394,201
DMW Corp.	700	20,867
Doshisha Co., Ltd.	8,200	164,759
Double Standard, Inc.	700	33,960
Doutor Nichires Holdings Co., Ltd.	11,500	174,970
Dowa Holdings Co., Ltd.	8,600	252,828
Drecom Co., Ltd. (a)	2,700	20,525
DTS Corp.	11,700	248,757
Duskin Co., Ltd.	13,700	373,742
DyDo Group Holdings, Inc. (d)	3,200	162,273
Dynic Corp.	3,200	26,622
E-Guardian, Inc. (a)	2,400	75,869
Eagle Industry Co., Ltd.	7,800	58,816
Earth Corp.	2,600	193,570
EAT&Co, Ltd.	1,400	26,219
Ebara Foods Industry, Inc.	700	16,352
Ebara Jitsugyo Co., Ltd.	1,500	44,457
Ebase Co., Ltd.	4,800	62,887
eBook Initiative Japan Co., Ltd. (a)	900	29,806
Eco’s Co., Ltd.	1,400	30,113
EDION Corp.	28,900	302,349
EF-ON, Inc.	6,100	37,399
eGuarantee, Inc.	8,200	186,652
Ehime Bank, Ltd. (The)	11,400	128,248
Eidai Co., Ltd.	10,000	30,728
Eiken Chemical Co., Ltd.	7,500	151,453
Eizo Corp.	6,300	245,280
Elan Corp.	3,200	79,658
Elecom Co., Ltd.	4,400	216,499
Elematec Corp.	8,000	75,401
EM Systems Co., Ltd.	1,400	11,539
en-japan, Inc.	6,500	163,785
Endo Lighting Corp.	2,600	16,790
Enigmo, Inc.	6,400	101,935
Enplas Corp.	3,400	72,480
Enshu, Ltd.	2,300	21,660
Entrust, Inc.	1,500	12,888

Japan—(Continued)
EPS Holdings, Inc.	10,800	106,813
eRex Co., Ltd.	8,000	83,481
ES-Con Japan, Ltd.	10,500	86,620
Escrow Agent Japan, Inc.	5,100	16,865
Eslead Corp.	2,700	34,755
ESPEC Corp.	7,100	126,286
Exedy Corp.	11,600	150,929
Extreme Co., Ltd.	700	9,656
F&M Co., Ltd.	1,600	19,483
F-Tech, Inc.	6,000	28,680
Faith, Inc.	2,680	25,624
FALCO HOLDINGS Co., Ltd.	3,100	46,018
FAN Communications, Inc.	11,700	53,788
FCC Co., Ltd.	12,600	232,058
FDK Corp. (a)	3,600	34,447
Feed One Co., Ltd.	8,276	73,319
Ferrotec Holdings Corp.	10,400	89,796
FFRI Security, Inc. (a)	1,000	26,368
Fibergate, Inc.	1,800	32,245
FIDEA Holdings Co., Ltd.	62,510	65,389
Fields Corp.	6,000	19,323
Financial Products Group Co., Ltd. (d)	19,700	100,024
FINDEX, Inc.	3,900	50,374
First Bank of Toyama, Ltd. (The)	10,700	31,667
First Brothers Co., Ltd.	900	8,334
First Juken Co., Ltd.	3,400	35,776
First-corp, Inc.	1,600	10,509
Fixstars Corp.	2,700	29,245
FJ Next Co., Ltd.	3,800	32,347
Focus Systems Corp.	2,900	28,054
Forval Corp.	1,900	18,627
Foster Electric Co., Ltd.	8,800	94,501
France Bed Holdings Co., Ltd.	9,300	78,057
Freebit Co., Ltd.	2,100	19,014
Freund Corp.	2,400	15,329
FTGroup Co., Ltd.	1,500	18,786
Fudo Tetra Corp.	6,030	87,327
Fuji Co., Ltd.	6,700	120,638
Fuji Corp.	13,800	273,246
Fuji Corp., Ltd.	8,600	43,772
Fuji Corp/Miyagi	600	13,154
Fuji Kyuko Co., Ltd.	4,700	175,861
Fuji Oil Co., Ltd. (a)	21,100	35,734
Fuji Pharma Co., Ltd.	4,600	55,496
Fuji Seal International, Inc.	13,900	267,967
Fuji Soft, Inc.	4,900	252,006
Fujibo Holdings, Inc.	3,700	128,928
Fujicco Co., Ltd.	7,100	140,477
Fujikura Composites, Inc.	5,800	20,407
Fujikura Kasei Co., Ltd.	9,500	46,843
Fujikura, Ltd. (a)	83,900	232,136
Fujimori Kogyo Co., Ltd.	5,500	226,980
Fujio Food System Co., Ltd. (d)	1,200	16,238
Fujisash Co., Ltd.	24,500	19,527
Fujishoji Co., Ltd.	1,300	9,038
Fujita Kanko, Inc.	1,000	14,918
Fujitec Co., Ltd.	9,600	205,205

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fujitsu Frontech, Ltd.	4,500	$65,852
Fujiya Co., Ltd.	3,300	75,451
FuKoKu Co., Ltd.	5,100	34,128
Fukuda Corp.	2,100	102,035
Fukuda Denshi Co., Ltd.	1,200	79,966
Fukui Bank, Ltd. (The)	9,200	155,050
Fukui Computer Holdings, Inc.	2,700	79,052
Fukushima Bank, Ltd. (The)	11,200	26,062
Fukushima Galilei Co., Ltd.	4,200	156,690
Fukuyama Transporting Co., Ltd.	4,100	200,178
FULLCAST Holdings Co., Ltd.	5,400	88,193
Funai Electric Co., Ltd. (a)	7,900	35,610
Funai Soken Holdings, Inc.	10,970	258,736
Furukawa Battery Co., Ltd. (The)	5,000	50,454
Furukawa Co., Ltd.	10,500	113,439
Furukawa Electric Co., Ltd.	20,900	497,100
Furuno Electric Co., Ltd.	10,500	99,703
Furusato Industries, Ltd.	3,700	52,161
Furuya Metal Co., Ltd.	400	23,428
Furyu Corp.	4,300	48,906
Fuso Chemical Co., Ltd.	4,600	163,132
Fuso Pharmaceutical Industries, Ltd.	2,600	71,831
Futaba Corp.	10,200	91,053
Futaba Industrial Co., Ltd.	19,600	99,649
Future Corp.	5,600	116,157
Fuyo General Lease Co., Ltd.	6,100	377,946
G-7 Holdings, Inc.	2,900	70,696
G-Tekt Corp.	7,700	87,671
GA Technologies Co., Ltd. (a)	400	32,726
Gakken Holdings Co., Ltd.	6,400	98,825
Gakkyusha Co., Ltd.	2,800	29,196
Gakujo Co., Ltd.	900	9,537
GCA Corp.	5,800	37,212
Gecoss Corp.	4,600	41,032
Genki Sushi Co., Ltd.	1,600	36,210
Genky DrugStores Co., Ltd.	2,400	85,735
Geo Holdings Corp.	12,300	194,948
Giken, Ltd.	4,600	175,526
GL Sciences, Inc.	1,300	39,113
GLOBERIDE, Inc.	2,600	76,579
Glory, Ltd.	13,000	290,217
GMO Click Holdings, Inc.	8,000	48,112
GMO Cloud K.K.	1,000	96,297
GMO Pepabo, Inc.	700	30,887
Godo Steel, Ltd.	4,100	78,593
Goldcrest Co., Ltd.	7,230	94,624
Golf Digest Online, Inc.	900	6,017
Good Com Asset Co., Ltd.	800	20,061
Grace Technology, Inc.	2,700	136,382
Grandy House Corp.	3,600	12,769
Gree, Inc.	37,200	181,760
Greens Co., Ltd.	1,000	4,930
GS Yuasa Corp.	21,400	369,474
GSI Creos Corp.	2,800	46,985
Gun-Ei Chemical Industry Co., Ltd.	1,800	47,769
GungHo Online Entertainment, Inc.	8,300	179,591
Gunma Bank, Ltd. (The)	84,300	281,148

Japan—(Continued)
Gunze, Ltd.	6,600	246,467
Gurunavi, Inc.	2,800	19,278
H-One Co., Ltd.	6,000	32,156
H2O Retailing Corp.	28,900	188,191
HABA Laboratories, Inc.	700	27,786
Hachijuni Bank, Ltd. (The)	58,700	230,938
Hagihara Industries, Inc.	4,000	60,959
Hagiwara Electric Holdings Co., Ltd.	1,200	26,079
Hakudo Co., Ltd.	2,400	30,684
Hakuto Co., Ltd.	5,900	63,131
Hakuyosha Co., Ltd.	800	20,431
Halows Co., Ltd.	1,100	43,436
Hamakyorex Co., Ltd.	5,600	169,737
Hamee Corp.	1,800	42,512
Hanwa Co., Ltd.	12,800	255,566
Happinet Corp.	5,000	67,231
Hard Off Corp. Co., Ltd.	3,700	24,814
Harima Chemicals Group, Inc.	7,100	74,673
Haruyama Holdings, Inc.	5,400	38,775
Hazama Ando Corp.	54,490	376,482
Hearts United Group Co., Ltd.	2,600	27,135
Heiwa Corp.	9,800	161,221
Heiwa Real Estate Co., Ltd.	14,400	397,370
Heiwado Co., Ltd. (d)	11,200	241,331
Helios Techno Holding Co., Ltd.	2,900	9,968
HI-LEX Corp.	7,700	87,586
Hibino Corp.	500	6,166
Hibiya Engineering, Ltd.	7,800	132,928
Hiday Hidaka Corp.	4,496	81,811
Himaraya Co., Ltd.	2,600	24,151
Hinokiya Group Co., Ltd.	1,500	28,005
Hioki EE Corp.	3,000	118,072
Hirakawa Hewtech Corp.	2,000	19,635
Hiramatsu, Inc. (a)	7,300	13,819
Hirano Tecseed Co., Ltd.	500	6,543
Hirose Tusyo, Inc.	300	5,762
Hiroshima Bank, Ltd. (The) (a) (b) (c) (d)	64,700	368,084
Hiroshima Gas Co., Ltd.	7,000	25,204
HIS Co., Ltd. (d)	11,100	196,330
Hisaka Works, Ltd.	9,600	81,644
Hitachi Maxell, Ltd. (a)	15,300	158,566
Hitachi Zosen Corp.	61,600	260,235
Hito Communications Holdings, Inc. (d)	1,700	22,280
Hochiki Corp.	4,600	56,138
Hodogaya Chemical Co., Ltd.	1,800	82,445
Hogy Medical Co., Ltd.	6,000	206,555
Hokkaido Electric Power Co., Inc.	53,500	228,619
Hokkaido Gas Co., Ltd.	5,400	79,234
Hokkan Holdings, Ltd.	5,000	68,571
Hokko Chemical Industry Co., Ltd.	8,000	54,109
Hokkoku Bank, Ltd. (The)	10,100	296,789
Hokuetsu Corp. (d)	47,900	164,494
Hokuetsu Industries Co., Ltd.	7,000	74,509
Hokuhoku Financial Group, Inc.	37,300	375,740
Hokuriku Electric Industry Co., Ltd.	2,800	27,282
Hokuriku Electric Power Co. (a)	47,000	352,846
Hokuriku Electrical Construction Co., Ltd.	3,000	34,321

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hokuriku Gas Co., Ltd.	1,000	$29,675
Hokuto Corp.	7,100	151,348
Honda Tsushin Kogyo Co., Ltd.	6,100	31,285
Honeys Holdings Co., Ltd.	6,930	67,567
Honma Golf, Ltd.	27,000	12,462
Hoosiers Holdings Co., Ltd.	8,000	50,164
Hosiden Corp.	20,000	180,277
Hosokawa Micron Corp.	2,200	114,127
Hotland Co., Ltd.	3,200	36,195
House Do Co., Ltd.	600	6,519
Howa Machinery, Ltd.	5,700	46,467
HUB Co., Ltd.	1,200	7,946
Hyakugo Bank, Ltd. (The)	88,000	275,472
Hyakujushi Bank, Ltd. (The)	9,800	165,985
I K K, Inc.	3,100	18,218
I’rom Group Co., Ltd. (d)	2,700	51,967
I-Net Corp.	3,520	55,981
I-O Data Device, Inc.	1,800	18,415
IBJ, Inc.	4,900	50,692
Ichibanya Co., Ltd.	3,800	203,053
Ichigo, Inc.	68,700	199,950
Ichiken Co., Ltd.	2,400	38,237
Ichikoh Industries, Ltd.	9,000	39,415
Ichimasa Kamaboko Co., Ltd.	1,100	12,638
ICHINEN HOLDINGS Co., Ltd.	7,400	88,660
Ichiyoshi Securities Co., Ltd.	12,600	56,321
Icom, Inc.	3,800	99,285
ID Holdings Corp.	2,600	36,904
Idec Corp.	7,500	136,111
IDOM, Inc.	20,400	122,862
Ihara Science Corp.	1,800	30,401
IHI Corp.	6,500	86,849
Iino Kaiun Kaisha, Ltd.	32,200	114,613
IJT Technology Holdings Co., Ltd.	9,000	36,523
Ikegami Tsushinki Co., Ltd.	2,600	21,390
Imagica Group, Inc.	4,500	17,137
Imasen Electric Industrial	7,200	46,881
Imuraya Group Co., Ltd.	2,900	69,812
Inaba Denki Sangyo Co., Ltd.	16,200	406,043
Inaba Seisakusho Co., Ltd.	3,200	41,556
Inabata & Co., Ltd.	17,700	224,932
Ines Corp.	9,500	147,101
Infocom Corp.	3,500	134,954
Infomart Corp.	19,600	173,772
Information Services International-Dentsu, Ltd.	3,100	195,400
Innotech Corp.	6,600	66,153
Insource Co., Ltd.	1,250	35,613
Intage Holdings, Inc.	11,600	109,694
Intelligent Wave, Inc.	3,400	26,935
Inter Action Corp. (d)	1,700	31,436
Internet Initiative Japan, Inc.	6,700	301,690
Inui Global Logistics Co., Ltd. (d)	5,355	44,534
IR Japan Holdings, Ltd.	1,000	126,661
Iriso Electronics Co., Ltd.	6,300	254,667
Ise Chemicals Corp.	1,000	26,899
Iseki & Co., Ltd.	7,400	99,532
Ishihara Chemical Co., Ltd.	600	13,584

Japan—(Continued)
Ishihara Sangyo Kaisha, Ltd.	12,200	83,823
Ishii Iron Works Co., Ltd.	900	24,380
Ishizuka Glass Co., Ltd.	500	9,556
Isolite Insulating Products Co., Ltd.	2,900	13,033
Itfor, Inc.	9,100	78,466
Itochu Enex Co., Ltd.	19,400	178,337
Itochu-Shokuhin Co., Ltd.	2,400	128,764
Itoham Yonekyu Holdings, Inc.	29,500	211,289
Itoki Corp.	15,600	53,668
Itokuro, Inc. (a)	1,900	22,288
IwaiCosmo Holdings, Inc.	7,900	96,522
Iwaki & Co., Ltd.	9,000	43,531
Iwaki Co., Ltd.	1,300	11,734
Iwasaki Electric Co., Ltd.	2,500	34,247
Iwatani Corp.	10,300	385,935
Iwatsuka Confectionery Co., Ltd.	1,000	36,130
Iyo Bank, Ltd. (The)	61,000	404,166
J Front Retailing Co., Ltd.	46,000	332,542
J Trust Co., Ltd.	21,200	48,944
J-Oil Mills, Inc.	4,000	150,221
JAC Recruitment Co., Ltd.	5,400	67,621
Jaccs Co., Ltd.	6,100	98,846
Jafco Co., Ltd.	9,300	391,750
Jalux, Inc.	2,400	35,481
Jamco Corp.	3,400	21,547
Janome Sewing Machine Co., Ltd.	7,099	41,371
Japan Asia Investment Co., Ltd. (a)	4,900	10,871
Japan Asset Marketing Co., Ltd. (a)	29,300	30,905
Japan Aviation Electronics Industry, Ltd.	15,200	209,411
Japan Best Rescue System Co., Ltd.	4,700	46,920
Japan Cash Machine Co., Ltd.	4,300	24,209
Japan Display, Inc. (a)	81,900	42,325
Japan Electronic Materials Corp.	2,400	43,900
Japan Elevator Service Holdings Co., Ltd.	3,400	118,550
Japan Foundation Engineering Co., Ltd.	10,200	46,095
Japan Investment Adviser Co., Ltd. (d)	3,200	37,734
Japan Lifeline Co., Ltd. (d)	15,500	205,973
Japan Material Co., Ltd.	12,900	180,305
Japan Medical Dynamic Marketing, Inc.	4,400	90,516
Japan Oil Transportation Co., Ltd.	700	17,944
Japan Petroleum Exploration Co., Ltd.	11,400	177,189
Japan Property Management Center Co., Ltd.	4,100	55,683
Japan Pulp & Paper Co., Ltd.	3,700	131,529
Japan Securities Finance Co., Ltd.	24,000	116,583
Japan Steel Works, Ltd. (The)	18,200	319,602
Japan Transcity Corp.	12,000	66,584
Japan Wool Textile Co., Ltd. (The)	19,700	190,110
Jastec Co., Ltd.	4,300	57,529
JBCC Holdings, Inc.	5,300	85,920
JCU Corp.	5,700	188,596
Jeol, Ltd.	9,900	344,705
JFLA Holdings, Inc.	3,100	10,505
JIG-SAW, Inc. (a)	900	43,448
Jimoto Holdings, Inc. (d)	6,790	73,181
JINS Holdings, Inc.	3,200	251,871
JK Holdings Co., Ltd.	5,600	46,514
JM Holdings Co., Ltd.	2,000	53,921

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
JMS Co., Ltd.	7,500	$65,225
Joban Kosan Co., Ltd.	1,700	24,595
Joshin Denki Co., Ltd.	6,500	161,937
Joyful Honda Co., Ltd.	4,900	80,055
JP-Holdings, Inc.	17,900	53,684
JSB Co., Ltd.	1,000	28,071
JSP Corp.	5,100	78,285
Juki Corp.	11,200	48,483
Juroku Bank, Ltd. (The)	12,200	232,418
JVC Kenwood Corp.	53,300	74,155
K&O Energy Group, Inc.	5,400	76,936
Kadokawa Corp.	7,708	203,881
Kadoya Sesame Mills, Inc.	800	30,252
Kaga Electronics Co., Ltd.	7,200	153,160
Kakiyasu Honten Co., Ltd.	3,000	74,316
Kamakura Shinsho, Ltd.	2,400	21,176
Kameda Seika Co., Ltd.	3,500	179,558
Kamei Corp.	8,700	90,398
Kanaden Corp.	7,200	102,272
Kanagawa Chuo Kotsu Co., Ltd.	2,400	91,128
Kanamic Network Co., Ltd.	4,200	32,291
Kanamoto Co., Ltd.	9,900	225,321
Kandenko Co., Ltd.	19,900	162,618
Kaneka Corp.	14,300	401,512
Kaneko Seeds Co., Ltd.	1,300	20,027
Kanematsu Corp.	29,800	364,842
Kanematsu Electronics, Ltd.	3,100	125,578
Kanemi Co., Ltd.	100	2,834
Kansai Mirai Financial Group, Inc.	23,900	98,144
Kansai Super Market, Ltd.	4,700	61,089
Kanto Denka Kogyo Co., Ltd.	15,000	103,196
Kappa Create Co., Ltd. (a)	2,000	29,849
Kasai Kogyo Co., Ltd.	8,600	28,980
Katakura & Co-op Agri Corp.	1,600	19,734
Katakura Industries Co., Ltd.	9,500	111,237
Katitas Co., Ltd.	3,200	90,837
Kato Sangyo Co., Ltd.	7,100	254,598
Kato Works Co., Ltd.	3,800	40,469
Kawada Technologies, Inc.	1,500	69,056
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	41,558
Kawasaki Kinkai Kisen Kaisha, Ltd.	700	16,141
Kawasaki Kisen Kaisha, Ltd. (a)	28,000	312,422
Kawasumi Laboratories, Inc.	4,900	78,778
KeePer Technical Laboratory Co., Ltd.	3,000	37,877
Keihanshin Building Co., Ltd.	13,300	215,878
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	30,885
Keihin Corp. (a)	15,600	383,433
Keiyo Bank, Ltd. (The)	44,500	205,817
Keiyo Co., Ltd.	14,400	120,845
Kenedix, Inc.	63,300	333,842
Kenko Mayonnaise Co., Ltd.	4,100	71,721
KFC Holdings Japan, Ltd.	4,000	103,665
KH Neochem Co., Ltd.	11,000	258,288
Ki-Star Real Estate Co., Ltd.	3,000	75,112
Kimoto Co., Ltd.	14,900	24,080
Kimura Chemical Plants Co., Ltd.	3,300	13,360
Kinki Sharyo Co., Ltd. (The) (a)	1,200	15,618

Japan—(Continued)
Kintetsu Department Store Co., Ltd.	1,900	58,901
Kintetsu World Express, Inc.	12,300	260,698
Kirindo Holdings Co., Ltd.	2,500	83,925
Kissei Pharmaceutical Co., Ltd.	8,100	182,862
Kita-Nippon Bank, Ltd. (The)	2,900	56,702
Kitagawa Iron Works Co., Ltd.	3,100	42,883
Kitano Construction Corp.	1,400	36,773
Kitanotatsujin Corp. (d)	7,600	39,447
Kito Corp.	5,900	69,332
Kitz Corp.	31,200	177,298
Kiyo Bank, Ltd. (The)	25,000	386,895
KLab, Inc. (a)	10,600	95,509
Koa Corp.	10,200	110,017
Koatsu Gas Kogyo Co., Ltd.	11,100	88,652
Kobe Electric Railway Co., Ltd. (a) (d)	1,400	49,922
Kobe Steel, Ltd. (a)	103,100	392,569
Kobelco Eco-Solutions Co., Ltd.	1,200	21,746
Kohnan Shoji Co., Ltd.	9,900	385,341
Kohsoku Corp.	4,000	65,128
Koike Sanso Kogyo Co., Ltd.	700	15,409
Kojima Co., Ltd.	12,000	62,842
Kokusai Co., Ltd.	3,400	26,606
Kokusai Pulp & Paper Co., Ltd.	3,700	10,730
Kokuyo Co., Ltd.	21,700	272,432
KOMAIHALTEC, Inc.	1,800	27,629
Komatsu Seiren Co., Ltd.	10,200	86,580
Komatsu Wall Industry Co., Ltd.	2,700	46,129
KOMEDA Holdings Co., Ltd.	10,500	196,183
Komehyo Co., Ltd.	1,300	9,362
Komeri Co., Ltd.	12,300	388,532
Komori Corp.	18,900	132,468
Konaka Co., Ltd.	7,300	19,953
Kondotec, Inc.	7,900	91,278
Konica Minolta, Inc. (d)	117,700	332,583
Konishi Co., Ltd.	9,900	145,523
Konoike Transport Co., Ltd.	6,900	75,606
Kosaido Co., Ltd. (a)	3,700	23,422
Koshidaka Holdings Co., Ltd. (d)	11,600	47,527
Kotobuki Spirits Co., Ltd.	4,300	221,070
Kourakuen Holdings Corp. (a)	3,800	66,875
Kozo Keikaku Engineering, Inc.	1,200	29,782
Krosaki Harima Corp.	1,900	54,078
KRS Corp.	2,200	33,219
KU Holdings Co., Ltd.	8,000	68,917
Kumagai Gumi Co., Ltd.	11,000	282,995
Kumiai Chemical Industry Co., Ltd.	10,995	110,758
Kunimine Industries Co., Ltd.	1,200	12,250
Kura Sushi, Inc.	3,300	179,476
Kurabo Industries, Ltd.	7,600	139,213
Kureha Corp.	5,800	251,464
Kurimoto, Ltd.	3,500	63,534
Kuriyama Holdings Corp.	2,300	11,356
Kushikatsu Tanaka Holdings Co.	1,100	18,240
KYB Corp. (a)	7,400	153,183
Kyoden Co., Ltd.	6,500	18,724
Kyodo Printing Co., Ltd.	3,000	75,145
Kyoei Steel, Ltd.	7,800	100,150

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kyokuto Boeki Kaisha, Ltd.	1,800	$25,636
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	151,562
Kyokuto Securities Co., Ltd.	7,600	43,963
Kyokuyo Co., Ltd.	3,500	93,101
KYORIN Holdings, Inc.	12,800	259,446
Kyoritsu Maintenance Co., Ltd.	7,418	275,932
Kyoritsu Printing Co., Ltd.	6,800	8,975
Kyosan Electric Manufacturing Co., Ltd.	16,000	73,592
Kyowa Electronic Instruments Co., Ltd.	8,000	33,470
Kyowa Leather Cloth Co., Ltd.	3,300	20,389
Kyushu Financial Group, Inc. (d)	55,200	259,172
LAC Co., Ltd.	5,900	71,982
Lacto Japan Co., Ltd.	1,400	51,173
LEC, Inc.	8,800	141,074
LECIP Holdings Corp.	600	3,460
LIFULL Co., Ltd. (a)	17,000	71,740
Like Co., Ltd.	2,100	40,097
Linical Co., Ltd.	2,600	20,908
Link And Motivation, Inc. (d)	8,900	33,576
Lintec Corp.	10,500	244,413
Litalico, Inc. (a)	2,000	55,182
Look Holdings, Inc.	2,200	17,302
M&A Capital Partners Co., Ltd. (a)	3,600	168,348
Macnica Fuji Electronics Holdings, Inc.	14,550	266,633
Macromill, Inc.	13,700	99,310
Maeda Corp.	40,500	295,607
Maeda Kosen Co., Ltd.	5,100	132,386
Maeda Road Construction Co., Ltd.	11,700	213,818
Maezawa Kasei Industries Co., Ltd.	5,700	52,871
Maezawa Kyuso Industries Co., Ltd.	3,900	85,213
Makino Milling Machine Co., Ltd.	8,000	280,586
Mamiya-Op Co., Ltd.	1,900	12,644
Mandom Corp.	6,400	107,511
MarkLines Co., Ltd.	3,000	67,464
Mars Engineering Corp.	3,600	60,706
Marubun Corp.	8,200	41,254
Marudai Food Co., Ltd.	7,600	125,632
Marufuji Sheet Piling Co., Ltd.	1,300	24,593
Maruha Nichiro Corp.	12,000	275,515
Maruka Corp.	1,700	36,839
Marumae Co., Ltd. (d)	2,500	23,070
Marusan Securities Co., Ltd.	19,700	84,349
Maruwa Co., Ltd.	3,100	287,249
Maruwa Unyu Kikan Co., Ltd.	2,200	86,960
Maruyama Manufacturing Co., Inc.	1,500	19,958
Maruzen CHI Holdings Co., Ltd.	11,900	43,041
Maruzen Co. Ltd/Taito ward	900	15,340
Maruzen Showa Unyu Co., Ltd.	4,600	156,858
Marvelous, Inc.	9,500	72,356
Matching Service Japan Co., Ltd.	1,200	9,584
Matsuda Sangyo Co., Ltd.	5,900	86,853
Matsui Construction Co., Ltd.	7,800	53,575
Matsuya Foods Co., Ltd.	2,500	86,743
Max Co., Ltd.	8,400	125,932
Maxvalu Tokai Co., Ltd.	3,500	84,287
MCJ Co., Ltd.	17,300	158,108
MEC Co., Ltd.	4,200	78,549

Japan—(Continued)
Media Do Co., Ltd.	1,700	124,154
Medical Data Vision Co., Ltd. (a)	5,700	118,762
Medical System Network Co., Ltd.	5,300	23,316
Medius Holdings Co., Ltd.	1,800	15,949
Megachips Corp.	4,800	131,525
Megmilk Snow Brand Co., Ltd.	14,000	338,808
Meidensha Corp.	11,600	178,159
Meiji Electric Industries Co., Ltd.	1,000	13,405
Meiji Shipping Co., Ltd.	8,500	31,338
Meiko Electronics Co., Ltd.	6,300	105,135
Meiko Network Japan Co., Ltd.	7,200	50,264
Meisei Industrial Co., Ltd.	13,500	109,675
Meitec Corp.	6,300	321,066
Meito Sangyo Co., Ltd.	3,000	44,413
Meiwa Corp. (d)	8,100	34,310
Meiwa Estate Co., Ltd.	5,200	24,851
Melco Holdings, Inc.	1,500	34,068
Members Co., Ltd.	1,800	29,751
Menicon Co., Ltd.	2,700	179,682
Mercuria Investment Co., Ltd.	2,100	13,239
Metaps, Inc. (a)	1,600	16,780
METAWATER Co., Ltd.	3,600	78,460
Michinoku Bank, Ltd. (The)	5,700	73,146
Mie Kotsu Group Holdings, Inc.	8,600	36,001
Mikuni Corp.	7,300	19,856
Milbon Co., Ltd.	6,720	358,880
MIMAKI ENGINEERING Co., Ltd. (a)	4,400	22,120
Mimasu Semiconductor Industry Co., Ltd.	5,600	128,742
Ministop Co., Ltd. (d)	5,400	75,813
Miraca Holdings, Inc.	14,400	385,249
Miraial Co., Ltd.	2,900	31,908
Mirait Holdings Corp.	24,080	367,486
Miroku Jyoho Service Co., Ltd.	5,500	114,904
Mitani Corp.	6,600	407,882
Mitani Sekisan Co., Ltd.	2,100	121,450
Mito Securities Co., Ltd.	24,000	48,468
Mitsuba Corp. (a)	12,300	42,909
Mitsubishi Kakoki Kaisha, Ltd.	800	14,363
Mitsubishi Logisnext Co., Ltd.	8,400	76,099
Mitsubishi Paper Mills, Ltd.	12,000	39,684
Mitsubishi Pencil Co., Ltd.	7,200	93,723
Mitsubishi Research Institute, Inc.	2,000	84,291
Mitsubishi Shokuhin Co., Ltd.	4,800	126,439
Mitsubishi Steel Manufacturing Co., Ltd. (a)	5,900	32,255
Mitsuboshi Belting, Ltd.	8,500	137,616
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	30,000	108,023
Mitsui High-Tec, Inc.	7,200	144,047
Mitsui Matsushima Co., Ltd.	5,200	36,613
Mitsui Mining & Smelting Co., Ltd.	17,000	413,184
Mitsui Sugar Co., Ltd.	6,100	113,500
Mitsui-Soko Holdings Co., Ltd.	7,400	128,946
Mitsumura Printing Co., Ltd.	500	8,673
Mitsuuroko Group Holdings Co., Ltd.	12,900	166,016
Mixi, Inc.	14,000	381,705
Miyaji Engineering Group, Inc.	1,800	28,187
Miyazaki Bank, Ltd. (The)	6,000	137,071
Miyoshi Oil & Fat Co., Ltd.	2,800	31,450

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mizuho Leasing Co., Ltd.	8,700	$223,779
Mizuho Medy Co., Ltd.	500	7,008
Mizuno Corp.	6,600	119,095
Mochida Pharmaceutical Co., Ltd.	700	27,667
Modec, Inc.	6,100	94,985
Monex Group, Inc.	65,600	165,586
Money Partners Group Co., Ltd.	7,100	14,307
Monogatari Corp. (The)	1,300	128,176
MORESCO Corp.	2,500	23,845
Morinaga Milk Industry Co., Ltd.	6,000	317,149
Moriroku Holdings Co., Ltd.	800	13,891
Morita Holdings Corp.	11,200	217,960
Morito Co., Ltd.	3,400	23,059
Morozoff, Ltd.	900	52,982
Mory Industries, Inc.	2,800	67,576
Moshi Moshi Hotline, Inc.	11,500	145,349
Mr. Max Holdings, Ltd.	10,500	95,323
MRK Holdings, Inc. (d)	15,600	20,840
MTI, Ltd.	6,800	57,291
Mugen Estate Co., Ltd.	3,300	15,172
Murakami Corp.	3,000	74,575
Musashi Seimitsu Industry Co., Ltd.	15,800	166,399
Musashino Bank, Ltd. (The)	11,200	166,901
Mutoh Holdings Co., Ltd.	900	13,034
N Field Co., Ltd.	3,200	21,349
NAC Co., Ltd.	3,600	35,195
Nachi-Fujikoshi Corp.	5,000	176,023
Nafco Co., Ltd.	2,600	61,314
Nagano Bank, Ltd. (The)	3,500	48,516
Nagano Keiki Co., Ltd.	4,200	34,106
Nagase & Co., Ltd.	30,600	428,055
Nagatanien Holdings Co., Ltd.	4,000	94,276
Nagawa Co., Ltd.	2,000	162,053
Naigai Trans Line, Ltd.	2,100	25,687
Nakabayashi Co., Ltd.	5,500	34,829
Nakamuraya Co., Ltd.	1,600	63,797
Nakanishi, Inc.	7,400	132,462
Nakano Corp.	4,000	15,606
Nakayama Steel Works, Ltd.	6,300	21,370
Nakayamafuku Co., Ltd.	2,000	9,679
Namura Shipbuilding Co., Ltd.	18,956	28,834
Nanto Bank, Ltd. (The)	9,200	170,277
Narasaki Sangyo Co., Ltd.	800	13,939
Natori Co., Ltd.	2,600	52,106
NEC Capital Solutions, Ltd.	3,800	67,867
Neturen Co., Ltd.	9,800	49,634
New Art Holdings Co., Ltd.	1,235	7,521
New Japan Chemical Co., Ltd.	9,900	15,918
Nextage Co., Ltd. (d)	9,800	106,712
NF Corp.	1,600	32,181
NHK Spring Co., Ltd.	49,600	317,454
Nice Corp. (a)	3,100	43,333
Nichi-iko Pharmaceutical Co., Ltd.	14,900	170,726
Nichia Steel Works, Ltd.	13,000	38,468
Nichias Corp.	16,500	390,227
Nichiban Co., Ltd.	4,000	62,435
Nichicon Corp.	20,100	153,785

Japan—(Continued)
Nichiden Corp.	5,200	114,130
Nichiha Corp.	9,000	269,756
Nichimo Co., Ltd.	1,600	30,699
Nichireki Co., Ltd.	9,000	145,159
Nichirin Co., Ltd.	1,400	17,744
Nihon Chouzai Co., Ltd.	3,320	53,628
Nihon Dempa Kogyo Co., Ltd. (a)	7,600	26,527
Nihon Flush Co., Ltd.	6,000	79,073
Nihon House Holdings Co., Ltd.	15,000	40,098
Nihon Kagaku Sangyo Co., Ltd.	3,000	29,182
Nihon Nohyaku Co., Ltd.	14,000	68,192
Nihon Parkerizing Co., Ltd.	24,500	240,107
Nihon Plast Co., Ltd.	4,500	18,381
Nihon Tokushu Toryo Co., Ltd.	2,900	26,991
Nihon Yamamura Glass Co., Ltd.	3,800	32,719
Nikkato Corp.	1,700	12,223
Nikkiso Co., Ltd.	18,300	185,749
Nikko Co., Ltd.	9,000	59,888
Nikkon Holdings Co., Ltd.	17,700	383,821
Nippon Air Conditioning Services Co., Ltd.	9,600	67,605
Nippon Aqua Co., Ltd.	3,000	20,042
Nippon Beet Sugar Manufacturing Co., Ltd.	4,500	79,465
Nippon Carbide Industries Co., Inc.	2,300	28,104
Nippon Carbon Co., Ltd.	3,000	106,074
Nippon Chemi-Con Corp. (a)	5,900	79,246
Nippon Chemical Industrial Co., Ltd.	3,000	65,984
Nippon Chemiphar Co., Ltd.	800	20,127
Nippon Coke & Engineering Co., Ltd.	71,000	41,891
Nippon Commercial Development Co., Ltd.	2,500	40,089
Nippon Computer Dynamics Co., Ltd.	1,700	8,951
Nippon Concept Corp.	1,500	20,933
Nippon Concrete Industries Co., Ltd. (d)	14,000	45,463
Nippon Denko Co., Ltd. (a)	43,865	88,579
Nippon Densetsu Kogyo Co., Ltd.	12,500	262,149
Nippon Dry-Chemical Co., Ltd.	1,000	14,432
Nippon Electric Glass Co., Ltd.	26,600	496,630
Nippon Felt Co., Ltd.	8,600	40,506
Nippon Filcon Co., Ltd.	5,200	29,610
Nippon Fine Chemical Co., Ltd.	4,300	69,286
Nippon Flour Mills Co., Ltd.	20,400	335,975
Nippon Gas Co., Ltd.	9,400	474,963
Nippon Hume Corp.	8,200	62,341
Nippon Kayaku Co., Ltd. (d)	21,700	191,779
Nippon Kodoshi Corp.	1,600	18,732
Nippon Koei Co., Ltd.	5,000	135,504
Nippon Light Metal Holdings Co., Ltd.	19,800	313,458
Nippon Paper Industries Co., Ltd. (d)	26,600	329,841
Nippon Parking Development Co., Ltd.	65,100	80,993
Nippon Pillar Packing Co., Ltd.	6,500	98,638
Nippon Piston Ring Co., Ltd.	3,200	31,393
Nippon Rietec Co., Ltd.	3,700	102,718
Nippon Road Co., Ltd. (The)	2,700	197,833
Nippon Seiki Co., Ltd.	15,000	164,378
Nippon Seisen Co., Ltd.	1,200	39,299
Nippon Sharyo, Ltd. (a)	2,600	69,297
Nippon Sheet Glass Co., Ltd. (a) (d)	33,000	119,878
Nippon Signal Co., Ltd.	18,700	184,361

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nippon Soda Co., Ltd.	9,200	$263,189
Nippon Steel Trading Corp.	5,196	148,208
Nippon Suisan Kaisha, Ltd.	80,800	343,837
Nippon Systemware Co., Ltd.	1,900	36,770
Nippon Thompson Co., Ltd.	23,200	82,319
Nippon Yakin Kogyo Co., Ltd.	5,400	79,842
Nipro Corp.	21,800	253,988
Nishi-Nippon Financial Holdings, Inc.	35,700	249,616
Nishi-Nippon Railroad Co., Ltd.	6,700	193,970
Nishikawa Rubber Co., Ltd.	1,200	15,450
Nishimatsu Construction Co., Ltd.	19,400	385,349
Nishimatsuya Chain Co., Ltd. (d)	12,500	170,067
Nishimoto Co., Ltd.	1,400	24,970
Nishio Rent All Co., Ltd.	6,000	127,235
Nissan Shatai Co., Ltd.	9,100	79,614
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	26,767
Nissei ASB Machine Co., Ltd.	2,800	112,651
Nissei Corp.	3,700	41,278
Nissei Plastic Industrial Co., Ltd.	6,000	51,864
Nissha Co., Ltd.	14,100	176,211
Nisshin Group Holdings Co., Ltd.	12,300	48,801
Nisshin Oillio Group, Ltd. (The)	10,200	307,811
Nisshinbo Holdings, Inc.	45,820	312,763
Nissin Corp.	6,000	90,793
Nissin Electric Co., Ltd.	14,800	157,637
Nissin Kogyo Co., Ltd. (a)	15,200	323,412
Nissin Sugar Co., Ltd.	2,400	43,046
Nissui Pharmaceutical Co., Ltd.	5,100	55,243
Nitta Corp.	6,800	149,997
Nitta Gelatin, Inc.	4,500	31,167
Nittan Valve Co., Ltd.	6,300	12,616
Nittetsu Mining Co., Ltd.	2,200	97,299
Nitto Fuji Flour Milling Co., Ltd.	400	24,621
Nitto Kogyo Corp.	9,000	178,371
Nitto Kohki Co., Ltd.	4,100	81,207
Nitto Seiko Co., Ltd.	12,500	58,467
Nittoc Construction Co., Ltd.	7,450	54,667
NJS Co., Ltd.	3,300	60,607
Noevir Holdings Co., Ltd.	3,200	149,705
Nohmi Bosai, Ltd.	7,000	160,082
Nojima Corp.	9,000	242,505
Nomura Co., Ltd.	23,700	175,925
Noritake Co., Ltd.	4,200	131,975
Noritsu Koki Co., Ltd. (d)	5,200	80,226
Noritz Corp.	11,400	164,730
North Pacific Bank, Ltd.	122,400	266,821
NS Tool Co., Ltd. (d)	2,400	52,019
NS United Kaiun Kaisha, Ltd.	4,100	56,232
NSD Co., Ltd.	18,540	362,808
NTN Corp. (a)	124,600	234,650
OAK Capital Corp. (a)	15,500	14,764
Oat Agrio Co., Ltd.	200	2,540
Obara Group, Inc.	4,400	147,915
Oenon Holdings, Inc.	12,300	53,813
Ogaki Kyoritsu Bank, Ltd. (The)	12,500	283,028
Ohara, Inc.	600	7,494
Ohashi Technica, Inc.	4,600	63,929

Japan—(Continued)
Ohba Co., Ltd.	4,600	37,674
Ohsho Food Service Corp.	3,600	203,326
OIE Sangyo Co., Ltd.	800	12,565
Oiles Corp.	8,000	116,439
Oisix ra daichi, Inc. (a)	5,600	181,222
Oita Bank, Ltd. (The)	5,700	132,457
Okabe Co., Ltd.	14,000	108,242
Okada Aiyon Corp.	1,900	18,566
Okamoto Industries, Inc.	3,200	125,061
Okamoto Machine Tool Works, Ltd.	1,400	29,546
Okamura Corp.	21,800	153,836
Okasan Securities Group, Inc.	39,200	129,161
Okaya Electric Industries Co., Ltd. (a)	5,800	21,077
Oki Electric Industry Co., Ltd.	25,700	276,709
Okinawa Cellular Telephone Co.	4,000	152,135
Okinawa Electric Power Co., Inc. (The)	16,727	262,532
OKUMA Corp.	8,400	394,669
Okumura Corp.	11,400	285,533
Okura Industrial Co., Ltd.	3,000	45,497
Okuwa Co., Ltd.	10,000	142,793
Olympic Group Corp.	4,900	49,615
ONO Sokki Co., Ltd.	4,200	22,078
Onoken Co., Ltd.	6,500	69,225
Onward Holdings Co., Ltd.	47,200	122,484
Open Door, Inc. (a)	2,700	35,187
Optex Group Co., Ltd.	9,400	151,277
Optim Corp. (a)	1,700	52,204
Optorun Co., Ltd.	3,200	64,786
Organo Corp.	2,300	124,716
Orient Corp.	68,300	73,569
Origin Co., Ltd.	3,400	45,592
Oro Co., Ltd.	2,100	70,021
Osaka Organic Chemical Industry, Ltd.	5,100	135,243
Osaka Soda Co., Ltd.	5,000	121,759
Osaka Steel Co., Ltd.	5,900	59,115
OSAKA Titanium Technologies Co., Ltd.	5,500	46,773
Osaki Electric Co., Ltd.	11,000	64,000
OSG Corp.	19,400	310,817
OSJB Holdings Corp.	39,400	91,714
OUG Holdings, Inc.	700	18,384
Outsourcing, Inc.	32,100	297,656
Oyo Corp.	7,400	87,798
Ozu Corp.	600	10,736
Pacific Industrial Co., Ltd.	16,700	153,172
Pacific Metals Co., Ltd. (d)	6,100	91,152
Pack Corp. (The)	4,600	135,466
Pal Group Holdings Co., Ltd.	7,600	80,720
PAPYLESS Co., Ltd.	700	19,150
Paraca, Inc.	300	4,653
Paramount Bed Holdings Co., Ltd.	6,000	248,815
Paris Miki Holdings, Inc.	10,600	29,618
Pasona Group, Inc.	6,200	94,496
PC Depot Corp.	7,000	46,174
PCI Holdings, Inc.	1,800	21,078
Pegasus Sewing Machine Manufacturing Co., Ltd.	5,400	15,131
Penta-Ocean Construction Co., Ltd.	75,700	497,160
Phil Co., Inc.	500	8,520

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
PIA Corp.	200	$6,159
Pickles Corp.	1,300	40,648
Pilot Corp.	4,100	120,392
Piolax, Inc.	10,500	155,863
Poletowin Pitcrew Holdings, Inc.	7,900	71,394
Premium Group Co., Ltd.	1,400	28,027
Press Kogyo Co., Ltd.	37,000	105,074
Pressance Corp.	10,400	137,749
Prestige International, Inc.	27,100	244,371
Prima Meat Packers, Ltd.	8,800	270,828
Pro-Ship, Inc.	2,300	34,943
Pronexus, Inc.	5,100	60,735
Prored Partners Co., Ltd. (a)	1,000	57,877
Proto Corp.	8,800	106,353
PS Mitsubishi Construction Co., Ltd.	8,800	50,773
Punch Industry Co., Ltd.	2,700	10,679
Qol Co., Ltd.	7,400	85,229
Quick Co., Ltd.	4,000	47,106
Raccoon Co., Ltd.	4,100	82,653
Raito Kogyo Co., Ltd.	15,200	227,496
Raiznext Corp.	12,600	157,412
Rasa Industries, Ltd.	2,600	51,523
Raysum Co., Ltd.	5,300	47,288
Renaissance, Inc.	3,400	30,523
Rengo Co., Ltd.	7,300	55,116
RENOVA, Inc. (a)	4,800	51,398
Resorttrust, Inc.	27,000	412,077
Restar Holdings Corp.	6,900	142,253
Retail Partners Co., Ltd.	4,300	72,095
Rheon Automatic Machinery Co., Ltd.	5,000	53,831
Rhythm Watch Co., Ltd.	2,500	15,830
Riberesute Corp.	4,300	31,875
Ricoh Leasing Co., Ltd.	5,600	151,450
Ride On Express Holdings Co., Ltd.	1,700	42,002
Right On Co., Ltd. (a) (d)	5,900	31,697
Riken Corp.	3,500	90,271
Riken Keiki Co., Ltd.	5,300	146,054
Riken Technos Corp.	15,000	60,272
Riken Vitamin Co., Ltd.	5,400	110,363
Ringer Hut Co., Ltd.	1,800	44,181
Rion Co., Ltd.	2,200	50,293
Riso Kagaku Corp.	7,158	99,296
Riso Kyoiku Co., Ltd.	34,770	95,277
Rock Field Co., Ltd.	6,600	92,699
Rokko Butter Co., Ltd.	3,600	64,438
Roland DG Corp.	3,600	46,735
Rorze Corp.	1,900	90,199
Round One Corp.	22,000	177,477
Royal Holdings Co., Ltd. (d)	8,300	143,616
Rozetta Corp. (a) (d)	1,400	44,831
RS Technologies Co., Ltd.	1,500	48,150
Ryobi, Ltd.	9,400	105,633
Ryoden Corp.	4,500	65,629
Ryosan Co., Ltd.	10,400	208,251
Ryoyo Electro Corp. (d)	5,200	144,463
S Foods, Inc.	4,500	125,314
S&B Foods, Inc.	1,500	69,067

Japan—(Continued)
S-Pool, Inc.	12,400	99,502
Sac’s Bar Holdings, Inc.	6,850	37,706
Sagami Rubber Industries Co., Ltd.	1,800	25,480
Saibu Gas Co., Ltd.	12,200	306,373
Saison Information Systems Co., Ltd.	600	12,075
Saizeriya Co., Ltd. (a)	9,200	187,340
Sakai Chemical Industry Co., Ltd.	6,000	117,326
Sakai Heavy Industries, Ltd.	1,400	31,971
Sakai Moving Service Co., Ltd.	2,800	136,459
Sakai Ovex Co., Ltd.	1,600	32,139
Sakata INX Corp.	13,000	130,629
Sakura Internet, Inc. (d)	4,400	33,044
Sala Corp.	15,800	89,097
SAMTY Co., Ltd.	10,000	150,343
San Holdings, Inc.	2,800	34,460
San ju San Financial Group, Inc.	7,870	103,148
San-A Co., Ltd.	5,700	251,338
San-Ai Oil Co., Ltd.	20,000	190,730
San-In Godo Bank, Ltd. (The)	59,000	317,287
Sanden Holdings Corp. (a)	8,400	24,316
Sanei Architecture Planning Co., Ltd.	3,500	49,405
Sangetsu Corp.	12,600	193,715
Sanix, Inc. (a) (d)	7,800	18,661
Sanken Electric Co., Ltd.	7,400	173,093
Sanki Engineering Co., Ltd.	17,900	195,662
Sanko Metal Industrial Co., Ltd.	1,000	25,363
Sankyo Co., Ltd.	8,900	233,272
Sankyo Frontier Co., Ltd.	1,000	36,643
Sankyo Seiko Co., Ltd.	13,400	57,340
Sankyo Tateyama, Inc.	9,600	89,843
Sanoh Industrial Co., Ltd.	10,100	54,766
Sansei Technologies, Inc.	800	4,811
Sansha Electric Manufacturing Co., Ltd.	2,700	14,846
Sanshin Electronics Co., Ltd.	5,000	96,927
Sanwa Holdings Corp.	11,200	118,813
Sanyo Chemical Industries, Ltd.	4,200	195,609
Sanyo Denki Co., Ltd.	2,500	114,356
Sanyo Electric Railway Co., Ltd.	4,800	100,482
Sanyo Industries, Ltd.	1,300	24,824
Sanyo Shokai, Ltd. (d)	5,100	29,291
Sanyo Special Steel Co., Ltd. (a)	8,600	82,132
Sanyo Trading Co., Ltd.	5,300	50,162
Sapporo Holdings, Ltd.	17,500	314,745
Sata Construction Co., Ltd.	2,600	11,498
Sato Holdings Corp.	8,100	172,396
Sato Restaurant Systems Co., Ltd. (a) (d)	2,300	20,110
Sato Shoji Corp.	6,500	64,863
Satori Electric Co., Ltd.	5,500	44,688
Sawada Holdings Co., Ltd.	10,300	86,005
Saxa Holdings, Inc. (a)	2,400	27,622
SB Technology, Corp.	2,400	84,128
SBI Insurance Group Co., Ltd. (a)	1,400	24,198
SBS Holdings, Inc.	6,200	129,410
Scala, Inc.	5,700	57,621
Scroll Corp. (d)	13,100	113,894
SEC Carbon, Ltd.	200	11,175
Secom Joshinetsu Co., Ltd.	945	30,675

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Seed Co., Ltd.	1,700	$12,057
Seika Corp.	4,200	59,029
Seikagaku Corp.	9,800	103,208
Seikitokyu Kogyo Co., Ltd.	12,500	95,143
Seiko Holdings Corp.	8,800	118,809
Seiko PMC Corp.	3,500	23,299
Seiren Co., Ltd.	13,300	195,882
Sekisui Jushi Corp.	10,200	212,645
Sekisui Kasei Co., Ltd.	10,300	59,451
Senko Group Holdings Co., Ltd.	31,000	288,748
Senshu Electric Co., Ltd.	2,400	74,112
Senshu Ikeda Holdings, Inc.	84,000	140,441
Senshukai Co., Ltd. (a)	11,000	41,101
SFP Holdings Co., Ltd. (a)	400	5,211
Shibaura Electronics Co., Ltd.	2,800	57,349
Shibaura Machine Co., Ltd.	8,400	174,418
Shibaura Mechatronics Corp.	900	26,648
Shibusawa Warehouse Co., Ltd. (The)	4,200	93,705
Shibuya Corp.	4,800	165,531
Shiga Bank, Ltd. (The) (d)	17,800	417,468
Shikibo, Ltd.	4,700	43,772
Shikoku Bank, Ltd. (The)	14,000	99,121
Shikoku Chemicals Corp.	13,000	144,160
Shikoku Electric Power Co., Inc.	40,900	312,261
Shima Seiki Manufacturing, Ltd.	8,700	137,330
Shimachu Co., Ltd. (d)	17,400	590,435
Shimizu Bank, Ltd. (The)	3,400	61,157
Shimojima Co., Ltd.	5,300	71,185
Shin Nippon Air Technologies Co., Ltd.	2,100	45,810
Shin Nippon Biomedical Laboratories, Ltd. (a) (d)	5,300	37,299
Shin-Etsu Polymer Co., Ltd.	16,900	144,004
Shin-Keisei Electric Railway Co., Ltd.	2,900	66,734
Shinagawa Refractories Co., Ltd.	2,000	46,769
Shindengen Electric Manufacturing Co., Ltd.	2,800	53,420
Shinki Bus Co., Ltd.	900	25,682
Shinko Electric Industries Co., Ltd.	8,800	153,907
Shinko Shoji Co., Ltd.	12,600	109,735
Shinmaywa Industries, Ltd.	23,400	201,527
Shinnihon Corp.	10,200	88,935
Shinoken Group Co., Ltd. (d)	7,100	66,264
Shinsho Corp.	1,400	23,781
Shinwa Co., Ltd. (d)	3,900	82,789
Shinwa Co., Ltd.	2,200	14,801
Shizuki Electric Co., Inc.	8,000	36,988
Shizuoka Gas Co., Ltd.	21,300	189,132
Shobunsha Holdings, Inc. (a)	4,800	22,975
Shoei Co., Ltd.	6,300	209,574
Shoei Foods Corp.	3,400	140,432
Shofu, Inc.	3,500	47,579
Shoko Co., Ltd. (a)	1,900	11,487
Showa Corp. (a)	17,600	382,667
Showa Sangyo Co., Ltd.	6,100	203,312
SIGMAXYZ, Inc. (d)	3,600	59,308
Siix Corp.	9,600	112,796
Silver Life Co., Ltd. (a)	900	17,163
Sinanen Holdings Co., Ltd.	2,900	87,626
Sinfonia Technology Co., Ltd.	8,400	95,913

Japan—(Continued)
Sinko Industries, Ltd.	6,400	89,233
Sintokogio, Ltd.	16,800	112,950
SK-Electronics Co., Ltd. (a)	2,700	27,821
SKY Perfect JSAT Holdings, Inc.	43,700	191,331
SMK Corp.	2,300	62,157
SMS Co., Ltd.	4,900	142,641
Snow Peak, Inc.	2,200	38,840
SNT Corp.	15,600	33,864
Soda Nikka Co., Ltd.	7,000	38,331
Sodick Co., Ltd.	16,800	118,127
Soft99 Corp.	5,100	44,970
Softbrain Co., Ltd.	7,400	61,250
Softcreate Holdings Corp.	2,300	72,871
Software Service, Inc.	1,100	116,098
Soiken Holdings, Inc.	2,100	18,035
Solasto Corp.	12,800	167,357
SoldOut, Inc.	800	11,884
Soliton Systems KK	2,500	51,012
Sotoh Co., Ltd.	3,100	27,964
Space Co., Ltd.	5,060	40,546
Space Value Holdings Co., Ltd. (a)	12,900	62,089
Sparx Group Co., Ltd.	29,200	62,580
SPK Corp.	3,400	49,421
Sprix, Ltd.	1,300	10,127
SRA Holdings	3,100	71,150
ST Corp.	4,100	88,198
St-Care Holding Corp.	2,300	17,689
St. Marc Holdings Co., Ltd.	5,100	75,047
Star Mica Holdings Co., Ltd.	3,000	38,108
Star Micronics Co., Ltd.	9,200	122,019
Starts Corp., Inc.	8,700	191,035
Starzen Co., Ltd.	2,500	98,735
Stella Chemifa Corp.	3,600	101,999
Step Co., Ltd.	3,300	49,986
Strike Co., Ltd.	2,200	129,001
Studio Alice Co., Ltd.	2,900	46,309
Subaru Enterprise Co., Ltd.	100	7,437
Sugimoto & Co., Ltd.	3,800	71,057
Sumida Corp.	8,600	60,557
Suminoe Textile Co., Ltd.	2,300	47,946
Sumitomo Bakelite Co., Ltd.	11,600	319,216
Sumitomo Densetsu Co., Ltd.	5,400	126,428
Sumitomo Mitsui Construction Co., Ltd.	52,060	211,212
Sumitomo Osaka Cement Co., Ltd.	11,000	355,603
Sumitomo Precision Products Co., Ltd. (a)	1,200	25,188
Sumitomo Riko Co., Ltd.	15,300	81,561
Sumitomo Seika Chemicals Co., Ltd.	3,200	103,983
Sumitomo Warehouse Co., Ltd. (The)	26,500	335,622
Sun Frontier Fudousan Co., Ltd.	10,100	84,602
Sun-Wa Technos Corp.	3,900	32,823
Suncall Corp.	8,300	36,898
Suruga Bank, Ltd.	46,400	167,714
Suzuki Co., Ltd.	1,400	9,112
SWCC Showa Holdings Co., Ltd.	7,600	87,993
System Information Co., Ltd. (d)	2,800	37,132
System Research Co., Ltd.	1,200	21,799
Systems Engineering Consultants Co., Ltd.	600	17,971

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Systena Corp.	17,900	$312,296
Syuppin Co., Ltd.	6,100	47,641
T Hasegawa Co., Ltd.	8,400	168,685
T RAD Co., Ltd.	2,900	36,203
T&K Toka Co., Ltd.	8,600	72,374
T-Gaia Corp.	6,000	112,569
Tachi-S Co., Ltd.	10,300	95,204
Tachibana Eletech Co., Ltd.	5,640	101,082
Tachikawa Corp.	3,100	38,565
Tadano, Ltd.	31,400	258,861
Taihei Dengyo Kaisha, Ltd.	6,000	134,487
Taiheiyo Kouhatsu, Inc.	2,100	13,117
Taiho Kogyo Co., Ltd.	6,400	34,232
Taikisha, Ltd.	9,100	251,241
Taiko Bank, Ltd. (The)	3,100	46,603
Taiko Pharmaceutical Co., Ltd. (d)	5,600	119,887
Taisei Lamick Co., Ltd.	2,200	58,763
Taiyo Holdings Co., Ltd.	4,900	256,305
Takachiho Koheki Co., Ltd.	400	3,912
Takamatsu Construction Group Co., Ltd.	5,400	118,067
Takamiya Co., Ltd.	5,200	30,360
Takano Co., Ltd.	4,600	26,323
Takaoka Toko Co., Ltd.	4,365	44,366
Takara & Co., Ltd. (d)	1,300	27,192
Takara Holdings, Inc.	7,700	85,499
Takara Leben Co., Ltd.	28,600	84,672
Takara Standard Co., Ltd.	14,400	193,619
Takasago International Corp.	5,400	111,766
Takasago Thermal Engineering Co., Ltd.	15,800	225,823
Takashima & Co., Ltd.	2,500	45,911
Takashimaya Co., Ltd.	40,400	319,962
Take And Give Needs Co., Ltd.	4,010	22,601
Takeei Corp.	8,200	78,201
Takemoto Yohki Co., Ltd.	1,200	12,175
Takeuchi Manufacturing Co., Ltd.	10,400	206,305
Takihyo Co., Ltd.	2,000	36,127
Takisawa Machine Tool Co., Ltd.	2,200	22,206
Takuma Co., Ltd.	15,700	267,389
Tama Home Co., Ltd. (d)	4,800	63,226
Tamagawa Holdings Co., Ltd. (a) (d)	1,100	23,056
Tamron Co., Ltd.	6,000	94,693
Tamura Corp.	26,000	132,063
Tanseisha Co., Ltd.	11,750	79,307
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	98,600
Tayca Corp.	6,000	82,425
Tazmo Co., Ltd.	900	12,558
TBK Co., Ltd.	8,000	38,026
TDC Soft, Inc.	4,900	49,912
TechMatrix Corp.	9,800	213,397
TECHNO ASSOCIE Co., Ltd.	300	2,714
Techno Medica Co., Ltd.	2,400	38,356
Techno Ryowa, Ltd.	4,800	41,103
Teikoku Electric Manufacturing Co., Ltd.	7,300	75,572
Teikoku Sen-I Co., Ltd.	4,900	123,929
Teikoku Tsushin Kogyo Co., Ltd.	3,000	34,193
Tekken Corp.	2,700	53,974
Temairazu, Inc.	700	37,400

Japan—(Continued)
Tenma Corp.	6,200	104,616
Tenpos Holdings Co., Ltd.	700	13,190
Teraoka Seisakusho Co., Ltd.	200	776
Terilogy Co., Ltd. (a)	1,600	8,665
Tigers Polymer Corp.	2,200	8,994
TKC Corp.	3,700	239,999
Toa Corp.	9,600	77,964
Toa Corp.	5,800	92,991
Toa Oil Co., Ltd.	3,200	51,029
TOA ROAD Corp.	1,800	62,115
Toabo Corp.	3,400	16,380
Toagosei Co., Ltd.	37,000	397,664
Tobishima Corp.	5,560	57,622
TOC Co., Ltd.	15,800	97,875
Tocalo Co., Ltd.	19,200	202,025
Tochigi Bank, Ltd. (The)	38,200	66,088
Toda Corp.	8,600	58,944
Toda Kogyo Corp. (a)	1,100	25,211
Toei Animation Co., Ltd.	800	52,299
Toei Co., Ltd.	900	149,508
Toell Co., Ltd.	3,100	25,189
Toenec Corp.	3,200	108,779
Toho Bank, Ltd. (The)	83,000	182,430
Toho Co., Ltd.	2,700	53,979
Toho Holdings Co., Ltd.	13,700	294,952
Toho Titanium Co., Ltd.	11,300	72,597
Toho Zinc Co., Ltd. (a)	5,000	95,937
Tohoku Bank, Ltd. (The) (d)	4,700	54,306
Tohokushinsha Film Corp.	4,800	30,990
Tohto Suisan Co., Ltd. (d)	1,400	47,712
Tokai Corp.	7,400	146,368
TOKAI Holdings Corp.	24,700	243,873
Tokai Lease Co., Ltd.	1,600	21,225
Tokai Rika Co., Ltd.	15,500	231,143
Tokai Tokyo Financial Holdings, Inc.	68,600	177,984
Token Corp.	2,460	181,493
Tokushu Tokai Paper Co., Ltd.	3,300	156,413
Tokuyama Corp.	19,200	462,519
Tokyo Base Co., Ltd. (a)	2,200	8,288
Tokyo Dome Corp.	31,000	223,197
Tokyo Electron Device, Ltd.	2,400	71,710
Tokyo Energy & Systems, Inc.	8,000	56,738
Tokyo Individualized Educational Institute, Inc.	1,400	7,721
Tokyo Keiki, Inc.	4,200	37,577
Tokyo Rakutenchi Co., Ltd.	1,000	44,322
Tokyo Rope Manufacturing Co., Ltd. (a) (d)	4,600	22,775
Tokyo Sangyo Co., Ltd.	12,000	64,772
Tokyo Seimitsu Co., Ltd.	11,900	377,909
Tokyo Steel Manufacturing Co., Ltd.	36,800	250,631
Tokyo Tekko Co., Ltd.	3,400	57,274
Tokyo Theatres Co., Inc. (d)	2,900	35,351
Tokyo TY Financial Group, Inc.	9,724	104,668
Tokyotokeiba Co., Ltd.	4,600	233,148
Tokyu Construction Co., Ltd.	21,400	93,277
Tokyu Recreation Co., Ltd.	1,200	52,456
Toli Corp.	20,000	52,614
Tomato Bank, Ltd.	4,200	48,897

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tomen Devices Corp.	1,500	$58,240
Tomoe Corp.	12,500	47,099
Tomoe Engineering Co., Ltd.	2,100	41,832
Tomoegawa Co., Ltd. (a)	2,400	22,637
Tomoku Co., Ltd.	5,400	85,962
TOMONY Holdings, Inc.	56,900	184,038
Tomy Co., Ltd.	25,100	216,158
Tonami Holdings Co., Ltd.	2,200	136,116
Topcon Corp.	31,600	289,074
Toppan Forms Co., Ltd.	19,800	188,462
Topre Corp.	11,900	128,085
Topy Industries, Ltd. (a)	6,800	73,979
Torex Semiconductor, Ltd.	1,100	13,376
Toridolll Holdings Corp.	11,600	157,167
Torigoe Co., Ltd. (The)	7,100	71,400
Torii Pharmaceutical Co., Ltd.	4,500	128,235
Torikizoku Co., Ltd.	2,200	31,077
Torishima Pump Manufacturing Co., Ltd.	7,700	59,722
Tosei Corp.	13,200	123,134
Toshiba TEC Corp.	1,600	66,833
Tosho Co., Ltd.	4,800	59,350
Totech Corp.	700	17,090
Totetsu Kogyo Co., Ltd.	8,400	226,057
Tottori Bank, Ltd. (The)	3,700	45,097
Toukei Computer Co., Ltd.	300	13,919
Tow Co., Ltd.	11,000	34,401
Towa Bank, Ltd. (The)	11,500	78,944
Towa Corp.	8,000	88,175
Towa Pharmaceutical Co., Ltd.	8,400	168,791
Toyo Construction Co., Ltd.	25,499	99,308
Toyo Corp.	9,600	91,193
Toyo Denki Seizo KK	3,200	35,047
Toyo Engineering Corp. (a)	10,800	34,895
Toyo Gosei Co., Ltd.	800	56,132
Toyo Ink SC Holdings Co., Ltd.	15,200	290,869
Toyo Kanetsu KK	3,300	71,160
Toyo Machinery & Metal Co., Ltd.	6,000	24,808
Toyo Securities Co., Ltd.	23,000	25,210
Toyo Sugar Refining Co., Ltd.	900	10,940
Toyo Tanso Co., Ltd.	4,600	77,468
Toyo Tire Corp.	13,600	219,718
Toyo Wharf & Warehouse Co., Ltd.	2,500	35,987
Toyobo Co., Ltd.	32,400	446,376
TPR Co., Ltd.	7,300	88,744
Traders Holdings Co., Ltd. (a) (d)	2,800	11,491
Trancom Co., Ltd.	2,300	165,804
Transaction Co., Ltd.	1,400	15,638
Transcosmos, Inc.	600	16,394
Tri Chemical Laboratories, Inc.	1,500	174,017
Trusco Nakayama Corp.	9,600	242,642
TS Tech Co., Ltd.	8,200	231,869
TSI Holdings Co., Ltd.	28,205	86,966
Tsubaki Nakashima Co., Ltd.	13,000	98,788
Tsubakimoto Chain Co.	9,000	211,733
Tsubakimoto Kogyo Co., Ltd.	1,600	55,946
Tsudakoma Corp. (a)	1,600	13,767
Tsugami Corp.	14,300	167,382

Japan—(Continued)
Tsukada Global Holdings, Inc.	7,200	18,782
Tsukamoto Corp. Co., Ltd.	2,100	26,702
Tsukishima Kikai Co., Ltd.	9,900	119,785
Tsukuba Bank, Ltd.	34,500	65,883
Tsukui Corp.	18,800	105,076
Tsumura & Co.	2,700	84,619
Tsurumi Manufacturing Co., Ltd.	6,100	105,644
Tsutsumi Jewelry Co., Ltd.	3,200	76,313
TV Asahi Holdings Corp.	7,900	125,290
TV Tokyo Holdings Corp.	3,700	84,416
TYK Corp.	6,000	19,485
UACJ Corp.	10,685	175,977
Ube Industries, Ltd. (d)	30,300	511,454
Uchida Yoko Co., Ltd.	2,600	129,316
Ueki Corp.	1,100	30,675
Ulvac, Inc.	14,000	507,907
Umenohana Co., Ltd. (a)	600	5,871
Uniden Holdings Corp. (a)	2,500	41,570
UNIMAT Retirement Community Co., Ltd.	1,600	15,538
Union Tool Co.	3,400	103,808
Unipres Corp.	13,900	113,475
United Arrows, Ltd.	7,400	107,679
United Super Markets Holdings, Inc.	18,100	218,409
UNITED, Inc.	3,000	41,787
Unitika, Ltd. (a)	15,600	53,265
Universal Entertainment Corp. (a)	7,300	133,787
Urbanet Corp. Co., Ltd.	4,500	11,637
Usen-Next Holdings Co., Ltd.	2,700	32,312
Ushio, Inc.	39,000	497,828
UT Group Co., Ltd. (a) (d)	6,600	224,960
Utoc Corp.	5,100	25,188
V Technology Co., Ltd.	3,000	126,149
V-Cube, Inc.	2,100	36,488
Valor Holdings Co., Ltd.	11,800	325,804
Valqua, Ltd.	6,000	108,265
Value HR Co., Ltd.	1,000	16,640
ValueCommerce Co., Ltd.	4,300	144,878
Vector, Inc. (a)	10,100	102,623
Vertex Corp.	1,000	16,670
VIA Holdings, Inc. (a)	1,600	4,769
Village Vanguard Co., Ltd. (a)	2,300	22,690
VINX Corp.	1,000	12,141
Vision, Inc. (a)	5,700	44,602
Vital KSK Holdings, Inc.	14,200	147,222
VT Holdings Co., Ltd.	24,300	93,909
Wacoal Holdings Corp.	12,400	234,543
Wacom Co., Ltd.	39,500	260,922
Wakachiku Construction Co., Ltd.	4,600	52,589
Wakamoto Pharmaceutical Co., Ltd. (a)	9,000	23,713
Wakita & Co., Ltd.	15,300	152,532
Warabeya Nichiyo Holdings Co., Ltd.	5,000	74,310
Waseda Academy Co., Ltd.	1,400	13,388
Watahan & Co., Ltd.	3,200	49,091
WATAMI Co., Ltd. (d)	6,300	59,597
Watts Co., Ltd.	1,900	17,007
WDB Holdings Co., Ltd.	2,700	78,653
Weathernews, Inc.	1,500	85,105
Welbe, Inc.	2,300	37,085

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Wellnet Corp.	4,400	$25,062
West Holdings Corp.	4,330	118,788
Will Group, Inc.	4,200	34,252
WIN-Partners Co., Ltd. (a)	5,000	48,978
Wood One Co., Ltd.	2,600	31,835
World Co., Ltd.	5,000	67,554
World Holdings Co., Ltd.	2,500	49,824
Wowow, Inc.	2,200	58,620
Xebio Holdings Co., Ltd.	8,700	62,876
Y.A.C. Holdings Co., Ltd. (d)	3,900	24,401
YA-MAN, Ltd.	8,800	131,220
Yachiyo Industry Co., Ltd. (a)	3,900	16,786
Yahagi Construction Co., Ltd.	10,900	96,333
Yaizu Suisankagaku Industry Co., Ltd.	4,400	43,215
YAKUODO Holdings Co., Ltd. (a)	2,900	72,722
YAMABIKO Corp.	12,800	156,426
YAMADA Consulting Group Co., Ltd.	3,100	35,511
Yamagata Bank, Ltd. (The)	10,400	134,704
Yamaguchi Financial Group, Inc.	57,500	374,966
Yamaichi Electronics Co., Ltd.	8,200	100,591
Yamanashi Chuo Bank, Ltd. (The)	11,800	92,528
Yamatane Corp.	3,400	43,087
Yamato Corp.	6,600	44,144
Yamato International, Inc.	6,700	22,278
Yamato Kogyo Co., Ltd.	13,500	330,591
Yamaura Corp.	2,800	24,144
Yamaya Corp. (d)	1,150	23,137
Yamazawa Co., Ltd.	1,000	17,316
Yamazen Corp.	19,500	197,770
Yashima Denki Co., Ltd.	7,500	69,066
Yasuda Logistics Corp.	7,400	66,292
Yasunaga Corp.	1,700	20,764
Yellow Hat, Ltd.	11,600	193,998
Yodogawa Steel Works, Ltd.	7,600	135,848
Yokogawa Bridge Holdings Corp.	12,800	236,968
Yokohama Reito Co., Ltd.	16,800	145,882
Yokowo Co., Ltd.	4,300	112,568
Yomeishu Seizo Co., Ltd.	3,000	53,162
Yomiuri Land Co., Ltd.	1,300	51,955
Yondenko Corp.	1,600	36,437
Yondoshi Holdings, Inc.	4,600	77,031
Yorozu Corp.	7,900	78,998
Yoshinoya Holdings Co., Ltd.	12,400	232,294
Yotai Refractories Co., Ltd.	4,100	30,939
Yuasa Funashoku Co., Ltd.	1,300	37,241
Yuasa Trading Co., Ltd.	5,800	180,866
Yuken Kogyo Co., Ltd.	1,700	24,681
Yumeshin Holdings Co., Ltd. (d)	13,100	85,454
Yurtec Corp.	12,000	73,621
Yushin Precision Equipment Co., Ltd.	2,900	19,319
Yushiro Chemical Industry Co., Ltd.	3,700	46,775
Yutaka Giken Co., Ltd.	600	8,190
Zaoh Co., Ltd.	800	11,221
Zenrin Co., Ltd.	9,750	104,454
ZIGExN Co., Ltd.	17,200	56,420
Zuiko Corp.	4,000	38,602

		157,233,979

Jersey, Channel Islands—0.2%
Centamin plc	410,946	1,070,825
Highland Gold Mining, Ltd.	98,789	380,865
Sanne Group plc	5,529	46,758

		1,498,448

Kazakhstan—0.1%
KAZ Minerals plc	93,032	628,241

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	200,247
VP Bank AG	1,049	128,597

		328,844

Luxembourg—0.2%
APERAM S.A.	21,182	596,736
Befesa S.A.	4,185	167,393
L’Occitane International S.A.	87,500	152,839
SES S.A.	3,847	27,216

		944,184

Macau—0.0%
Macau Legend Development, Ltd. (a)	672,000	91,090
MGM China Holdings, Ltd.	75,200	93,378

		184,468

Malta—0.1%
Kindred Group plc	61,427	446,251

Monaco—0.1%
Endeavour Mining Corp. (a)	37,645	937,202

Netherlands—3.3%
Aalberts NV	34,547	1,247,597
Accell Group (a)	7,613	210,992
Aegon NV (d)	125,109	324,918
Altice Europe NV - Class B (a)	2,454	11,790
Altice Europe NV (a)	185,807	889,884
AMG Advanced Metallurgical Group NV	10,120	167,451
Amsterdam Commodities NV	6,535	142,956
Arcadis NV (a)	33,824	732,638
Argenx SE (a)	1,641	432,259
ASM International NV	8,949	1,282,746
ASR Nederland NV	49,134	1,652,540
Atrium European Real Estate, Ltd. (a)	64,865	180,805
Basic-Fit NV (a)	8,733	208,286
BE Semiconductor Industries NV	25,745	1,103,771
Beter Bed Holding NV (a)	5,373	17,312
Boskalis Westminster (a)	23,702	471,344
Brack Capital Properties NV (a)	856	63,315
Brunel International NV (a)	9,034	68,390
Corbion NV	18,715	860,618
Euronext NV	15,153	1,894,104
Flow Traders	10,451	417,831
ForFarmers NV	10,101	61,801
Fugro NV (a) (d)	22,630	88,800

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
GrandVision NV (a)	9,935	$277,672
Heijmans NV (a) (d)	11,179	94,912
Hunter Douglas NV (a)	2,423	141,104
IMCD NV	17,106	2,036,722
Intertrust NV	15,775	268,641
Kendrion NV (a)	4,209	73,665
Koninklijke BAM Groep NV (a)	115,981	146,801
Koninklijke Vopak NV	4,202	236,739
Lucas Bols B.V. (a)	1,325	10,934
Nederland Apparatenfabriek (a)	1,849	92,083
New World Resources plc - A Shares (a) (b) (c)	11,898	0
OCI NV (a) (d)	13,220	169,726
Ordina NV (a)	44,115	117,381
PostNL NV	204,049	620,687
Rhi Magnesita NV (a) (d)	4,696	153,350
SBM Offshore NV	72,035	1,153,265
Shop Apotheke Europe NV (a)	2,106	368,857
SIF Holding NV (a)	1,259	22,054
Signify NV (a)	38,131	1,411,116
Sligro Food Group NV (a)	10,058	179,907
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	429,002
TomTom NV (a)	28,915	217,367
Van Lanschot Kempen NV	5,446	100,343

		20,854,476

New Zealand—0.6%
Abano Healthcare Group, Ltd. (a)	1,033	2,594
Air New Zealand, Ltd. (a)	45,287	40,887
Arvida Group, Ltd.	78,865	88,710
Briscoe Group, Ltd.	13,123	34,641
Chorus, Ltd.	129,940	745,534
Delegat Group, Ltd.	4,540	43,977
Eroad, Ltd. (a)	4,808	13,698
Fletcher Building, Ltd. (a)	48,686	124,027
Freightways, Ltd.	36,632	188,171
Genesis Energy, Ltd.	73,969	143,632
Gentrack Group, Ltd.	7,810	6,356
Hallenstein Glasson Holdings, Ltd.	15,508	55,823
Heartland Group Holdings, Ltd.	93,479	78,546
Infratil, Ltd.	99,248	327,660
Investore Property, Ltd. (REIT)	46,089	67,506
Kathmandu Holdings, Ltd.	73,037	60,067
Metlifecare, Ltd. (a)	34,148	134,176
Michael Hill International, Ltd.	82,929	24,141
NEW Zealand King Salmon Investments, Ltd.	8,061	8,904
New Zealand Refining Co., Ltd. (The) (a)	39,302	15,862
NZME, Ltd. (a)	71,247	23,796
NZX, Ltd.	90,685	97,195
Oceania Healthcare, Ltd.	61,041	46,406
Pacific Edge, Ltd. (a)	17,353	7,262
PGG Wrightson, Ltd.	5,854	10,417
Pushpay Holdings, Ltd. (a)	22,159	130,164
Restaurant Brands New Zealand, Ltd. (a)	7,507	59,181
Sanford, Ltd.	17,782	67,103
Scales Corp., Ltd.	25,709	83,088

New Zealand—(Continued)
Serko, Ltd. (a)	3,960	11,864
Skellerup Holdings, Ltd.	47,582	92,352
SKY Network Television, Ltd. (a)	458,793	43,087
SKYCITY Entertainment Group, Ltd.	192,248	380,778
Steel & Tube Holdings, Ltd. (a)	51,732	20,535
Summerset Group Holdings, Ltd.	39,200	233,742
Synlait Milk, Ltd. (a)	14,388	52,162
Tourism Holdings, Ltd.	26,255	38,703
TOWER, Ltd. (a)	59,836	23,737
Trustpower, Ltd.	13,980	66,131
Turners Automotive Group, Ltd.	8,394	13,994
Warehouse Group, Ltd. (The)	39,693	57,054
Z Energy, Ltd.	89,671	162,982

		3,926,645

Norway—1.0%
ABG Sundal Collier Holding ASA	134,443	76,620
AF Gruppen ASA	4,560	83,724
Akastor ASA (a)	47,184	30,222
Aker Carbon Capture AS (a) (d)	28,106	17,929
Aker Offshore Wind Holding AS (a) (d)	28,106	15,241
Aker Solutions ASA (a)	37,475	37,106
American Shipping Co. ASA (a)	19,821	61,174
Atea ASA (a)	25,138	307,708
Austevoll Seafood ASA	22,759	189,244
Avance Gas Holding, Ltd.	14,826	39,505
Axactor SE (a)	39,265	31,159
B2Holding ASA (a)	54,575	36,626
Bergenbio ASA (a)	2,655	8,155
Bionor Pharma ASA (a)	6,972	24,508
Bonheur ASA	10,311	244,179
Borregaard ASA	29,060	444,870
BW Energy, Ltd. (a)	25,058	44,877
BW Offshore, Ltd.	33,722	95,861
Crayon Group Holding ASA (a)	7,537	98,640
DNO ASA (d)	182,446	89,857
Europris ASA	62,298	320,420
Fjordkraft Holding ASA	15,787	153,164
Frontline, Ltd.	29,165	196,161
Grieg Seafood ASA	13,378	122,285
Hexagon Composites ASA (a)	36,341	199,795
Hoegh LNG Holdings, Ltd.	16,807	17,961
IDEX Biometrics ASA (a)	200,592	42,922
Itera ASA	17,553	26,231
Kongsberg Automotive ASA (a) (d)	1,414,877	19,413
Kvaerner ASA (a)	60,872	48,582
Medistim ASA (a)	556	13,694
NEL ASA (a)	360,023	650,796
Nordic Nanovector ASA (a) (d)	11,170	18,896
Nordic Semiconductor ASA (a)	45,822	470,908
Norway Royal Salmon ASA	3,956	90,633
Norwegian Air Shuttle ASA (a)	26,268	2,639
Norwegian Finans Holding ASA (a)	42,978	311,517
Norwegian Property ASA	11,418	13,638
Ocean Yield ASA (d)	12,183	29,159
Odfjell Drilling, Ltd. (a)	25,648	29,772

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Odfjell SE - A Shares (a)	1,949	$4,594
Olav Thon Eiendomsselskap ASA (a)	2,986	44,474
Otello Corp. ASA (a) (d)	33,778	57,923
PCI Biotech Holding ASA (a)	2,821	15,403
PGS ASA (a)	106,228	30,925
Protector Forsikring ASA (a)	25,433	123,808
Sbanken ASA (a)	25,013	181,385
Scatec Solar ASA	2,595	60,001
Selvaag Bolig ASA	14,928	82,877
SpareBank 1 SR Bank ASA	14,180	117,501
Stolt-Nielsen, Ltd.	7,397	64,817
TGS Nopec Geophysical Co. ASA	34,670	418,875
Treasure ASA	21,003	29,948
Veidekke ASA (a)	28,524	367,804
Wallenius Wilhelmsen ASA (a)	14,567	22,259
Wilh Wilhelmsen Holding ASA - Class A	4,777	65,256
XXL ASA (a)	68,315	192,124

		6,635,765

Peru—0.0%
Hochschild Mining plc (a)	95,965	270,719

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	7,105

Portugal—0.3%
Altri SGPS S.A.	27,747	121,725
Banco Comercial Portugues S.A. - Class R (a)	2,143,248	200,804
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
CTT-Correios de Portugal S.A. (a)	47,697	140,837
Mota-Engil SGPS S.A. (a) (d)	40,942	51,814
Navigator Co. S.A. (The)	71,289	177,398
NOS SGPS S.A.	74,998	266,310
Novabase SGPS S.A. (d)	7,827	30,902
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	339,263
Semapa-Sociedade de Investimento e Gestao	8,426	75,357
Sonae Capital SGPS S.A. (a)	11,637	9,426
Sonae SGPS S.A.	309,228	209,802

		1,623,638

Russia—0.1%
Petropavlovsk plc (a) (d)	987,975	418,330

Singapore—1.3%
Abterra, Ltd. (a) (b) (c)	51,720	277
Accordia Golf Trust (b) (c)	145,200	2,128
AEM Holdings, Ltd.	38,400	108,668
Ascendas India Trust	301,700	303,517
Avarga, Ltd.	46,000	7,942
Banyan Tree Holdings, Ltd. (a)	97,700	17,472
Best World International, Ltd. (b) (c)	80,000	14,816
BOC Aviation, Ltd.	21,900	149,187
Bonvests Holdings, Ltd. (a)	18,000	10,879
Boustead Projects, Ltd.	24,607	13,147
Boustead Singapore, Ltd.	82,025	41,582
Bukit Sembawang Estates, Ltd.	69,100	182,327

Singapore—(Continued)
BW LPG, Ltd.	31,059	128,660
Centurion Corp., Ltd.	98,400	24,506
China Aviation Oil Singapore Corp., Ltd.	94,800	64,636
Chip Eng Seng Corp., Ltd.	157,000	50,327
Chuan Hup Holdings, Ltd.	125,000	18,859
CNQC International Holdings, Ltd.	82,500	6,593
ComfortDelGro Corp., Ltd.	642,800	668,449
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	45,296
Creative Technology, Ltd. (a)	16,300	29,265
CSE Global, Ltd.	114,300	39,181
CW Group Holdings, Ltd. (a) (b) (c)	106,000	592
Delfi, Ltd.	80,600	41,101
Ezion Holdings, Ltd. (a) (b) (c)	753,729	4,472
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1,510
Far East Orchard, Ltd.	74,044	52,543
First Resources, Ltd.	141,400	125,711
Food Empire Holdings, Ltd.	54,000	23,488
Fragrance Group, Ltd.	752,800	62,947
Fraser and Neave, Ltd.	36,400	32,542
Frasers Centrepoint, Ltd.	12,400	10,592
Frencken Group, Ltd.	86,400	62,832
Fu Yu Corp., Ltd.	98,800	17,049
Gallant Venture, Ltd. (a)	257,900	22,874
Geo Energy Resources, Ltd. (a)	155,000	11,589
GK Goh Holdings, Ltd.	12,000	6,532
GL, Ltd.	188,000	72,345
Golden Agri-Resources, Ltd.	2,173,000	226,842
Golden Energy & Resources, Ltd. (a)	69,000	7,520
GuocoLand, Ltd.	68,800	75,846
Halcyon Agri Corp., Ltd. (a)	188,713	26,448
Hanwell Holdings, Ltd.	19,000	4,053
Haw Par Corp., Ltd.	32,400	220,830
Hi-P International, Ltd.	50,200	43,920
Hiap Hoe, Ltd.	58,000	26,556
Ho Bee Land, Ltd.	67,200	110,196
Hong Fok Corp., Ltd.	146,740	66,654
Hong Leong Asia, Ltd.	82,000	27,471
Hong Leong Finance, Ltd.	37,900	63,495
Hotel Grand Central, Ltd.	25,900	17,668
Hour Glass, Ltd. (The)	129,000	63,264
Hrnet Group, Ltd.	67,700	22,284
Hwa Hong Corp., Ltd.	138,000	28,307
Hyflux, Ltd. (a) (b) (c)	179,500	2,356
iFAST Corp., Ltd.	25,500	44,667
IGG, Inc.	288,000	329,855
Indofood Agri Resources, Ltd. (a)	152,000	32,839
Japfa, Ltd.	98,670	43,617
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	5,886	132,964
Keppel Infrastructure Trust	849,718	340,565
KSH Holdings, Ltd.	25,700	6,036
Lian Beng Group, Ltd.	116,900	32,130
Low Keng Huat Singapore, Ltd.	122,600	34,212
Lum Chang Holdings, Ltd.	115,000	29,489
Metro Holdings, Ltd.	141,600	71,760
Mewah International, Inc.	110,000	20,081
Midas Holdings, Ltd. (a) (b) (c)	452,000	11,920

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
mm2 Asia, Ltd. (a)	149,800	$19,384
NSL, Ltd.	15,000	7,092
Overseas Union Enterprise, Ltd.	119,200	103,304
Oxley Holdings, Ltd.	247,825	39,194
Pan-United Corp., Ltd.	53,750	11,214
Penguin International, Ltd.	64,333	20,315
Q&M Dental Group Singapore, Ltd.	41,800	14,290
QAF, Ltd.	74,167	48,734
Raffles Education Corp., Ltd. (a)	500,206	47,890
Raffles Medical Group, Ltd.	263,311	156,354
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings, Ltd.	65,600	169,128
Roxy-Pacific Holdings, Ltd.	94,325	22,439
SATS, Ltd.	116,700	244,354
SBS Transit, Ltd.	30,700	63,955
Sembcorp Industries, Ltd.	257,100	252,869
Sembcorp Marine, Ltd. (a)	1,904,618	206,979
Sheng Siong Group, Ltd.	146,100	172,404
SHS Holdings, Ltd.	47,000	5,543
SIA Engineering Co., Ltd.	78,100	95,678
SIIC Environment Holdings, Ltd.	220,300	29,615
Sinarmas Land, Ltd.	618,500	74,051
Sing Holdings, Ltd.	82,000	22,237
Singapore Post, Ltd.	414,200	196,277
Singapore Press Holdings, Ltd.	360,400	275,893
Singapore Reinsurance Corp., Ltd.	1,000	201
Stamford Land Corp., Ltd.	278,000	61,282
StarHub, Ltd.	156,800	137,883
Straits Trading Co., Ltd.	6,800	7,499
Sunningdale Tech, Ltd.	41,100	43,901
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,760
Tuan Sing Holdings, Ltd.	178,329	39,510
UMS Holdings, Ltd.	116,250	84,916
United Industrial Corp., Ltd.	20,800	31,768
United Overseas Insurance, Ltd.	4,000	18,959
UOB-Kay Hian Holdings, Ltd.	147,832	134,439
Vicom, Ltd.	26,000	38,404
Wee Hur Holdings, Ltd.	85,000	11,333
Wing Tai Holdings, Ltd.	159,621	203,552
XP Power, Ltd.	4,868	276,536
Yeo Hiap Seng, Ltd.	19,712	10,848

		8,042,262

South Africa—0.1%
Caledonia Mining Corp. plc (b) (c)	1,300	22,087
Mediclinic International plc	130,142	478,325

		500,412

Spain—2.1%
Acciona S.A.	7,805	848,148
Acerinox S.A. (a)	70,013	572,797
Alantra Partners S.A.	6,139	74,450
Almirall S.A.	20,984	235,248
Amper S.A. (a)	224,339	40,951
Applus Services S.A. (a)	33,014	246,599
Atresmedia Corp. de Medios de Comunicacion S.A. (d)	31,355	82,889

Spain—(Continued)
Azkoyen S.A. (a)	3,142	16,647
Banco de Sabadell S.A.	305,601	105,709
Bankia S.A.	240,303	348,940
Bankinter S.A.	216,425	931,187
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	218,515
Cie Automotive S.A.	19,652	370,368
Construcciones y Auxiliar de Ferrocarriles S.A. (a)	5,880	202,470
Distribuidora Internacional de Alimentacion S.A. (a) (d)	282,491	35,153
Ebro Foods S.A.	25,801	600,475
eDreams ODIGEO S.A. (a)	17,603	47,364
Elecnor S.A.	11,262	115,564
Enagas S.A.	44,737	1,030,687
Ence Energia y Celulosa S.A (a)	61,968	158,439
Ercros S.A.	54,235	119,219
Euskaltel S.A.	24,020	253,848
Faes Farma S.A.	110,586	445,573
Fluidra S.A. (a)	16,366	277,139
Fomento de Construcciones y Contratas S.A.	12,041	114,753
Gestamp Automocion S.A.	18,173	52,479
Global Dominion Access S.A. (a) (d)	25,444	103,574
Grupo Catalana Occidente S.A.	21,287	536,253
Grupo Empresarial San Jose S.A.	8,320	39,072
Grupo Ezentis S.A. (a) (d)	78,251	21,939
Iberpapel Gestion S.A.	1,128	22,922
Indra Sistemas S.A. (a)	42,149	299,131
Laboratorios Farmaceuticos Rovi S.A. (a)	4,330	159,116
Liberbank S.A. (a)	410,152	108,697
Mapfre S.A.	111,603	174,750
Mediaset Espana Comunicacion S.A. (a)	49,361	182,782
Melia Hotels International S.A. (a)	31,617	115,572
Miquel y Costas & Miquel S.A.	10,354	149,584
Neinor Homes S.A. (a)	3,397	43,439
Obrascon Huarte Lain S.A. (a)	35,775	23,824
Pharma Mar S.A. (d)	6,021	760,839
Prim S.A.	3,013	31,776
Promotora de Informaciones S.A. - Class A (a)	83,921	39,272
Prosegur Cia de Seguridad S.A.	54,905	131,121
Quabit Inmobiliaria S.A. (a)	21,835	8,577
Realia Business S.A. (a)	143,011	109,374
Sacyr S.A. (d)	124,751	220,999
Solaria Energia y Medio Ambiente S.A. (a)	19,439	367,604
Talgo S.A. (a)	22,161	88,754
Tecnicas Reunidas S.A. (a)	11,115	118,805
Tubacex S.A. (a)	32,455	41,467
Unicaja Banco S.A. (a)	100,145	75,030
Vidrala S.A.	7,403	806,353
Viscofan S.A.	13,577	905,722
Vocento S.A. (a)	18,128	13,406
Zardoya Otis S.A.	44,048	268,954

		13,514,319

Sweden—3.7%
AcadeMedia AB	21,250	175,174
Adapteo Oyj (a)	10,190	91,918
AddLife AB - Class B (a)	6,428	99,723
AddNode Group AB (a)	7,307	168,184

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
AddTech AB - B Shares	74,764	$977,246
AF AB - B Shares (a)	26,875	760,876
Ahlstrom-Munksjo Oyj	20,199	425,722
Alimak Group AB	10,425	141,320
Ambea AB (a)	4,741	31,926
Arise AB (a)	4,852	22,311
Arjo AB - B Shares	87,000	538,675
Atrium Ljungberg AB - B Shares	13,611	222,631
Attendo AB (a)	28,610	155,945
Avanza Bank Holding AB	38,799	760,969
Beijer Alma AB	16,105	206,846
Beijer Electronics Group AB (a)	7,843	40,201
Bergman & Beving AB - B Shares	12,796	123,855
Besqab AB	1,061	13,606
Betsson AB (a)	52,307	401,750
BHG Group AB (a)	8,946	125,656
Bilia AB - A Shares	31,057	390,627
BillerudKorsnas AB	11,592	194,432
BioGaia AB - B Shares	5,052	327,525
Biotage AB (a)	20,199	399,848
Bonava AB - B Shares (a)	18,068	149,176
Bravida Holding AB (a)	66,578	808,771
Bufab AB (a)	11,463	177,718
Bulten AB (a)	6,239	49,670
Bure Equity AB	18,672	586,690
Byggmax Group AB (a)	18,326	107,625
Catena AB	7,656	338,405
Cellavision AB (a)	1,033	41,407
Clas Ohlson AB - B Shares (a)	15,608	158,570
Cloetta AB - B Shares (a)	103,074	299,086
Coor Service Management Holding AB (a)	24,209	164,778
Corem Property Group AB - B Shares	46,195	95,261
Dios Fastigheter AB	39,686	281,197
Dometic Group AB (a)	14,905	184,234
Doro AB (a)	3,391	17,966
Duni AB (a)	13,288	133,442
Dustin Group AB	18,741	117,725
Eastnine AB	7,088	88,464
Elanders AB - B Shares (a)	1,453	11,154
Electrolux Professional AB - Class B (a)	42,587	170,507
Elos Medtech AB (a)	1,084	10,282
Eltel AB (a)	18,428	43,614
Enea AB (a)	4,082	89,482
eWork Group AB (a)	2,864	23,939
Fagerhult AB (a)	19,392	94,357
FastPartner AB	10,644	100,162
Fingerprint Cards AB - Class B (a)	28,890	57,462
Garo AB (a)	308	16,784
GHP Specialty Care AB (a)	7,172	16,791
Granges AB (a)	23,241	207,914
Gunnebo AB (a)	16,020	44,381
Haldex AB (a)	16,480	76,851
Heba Fastighets AB	9,527	119,097
Hexpol AB (a)	10,163	90,955
HIQ International AB (a)	18,344	146,713
HMS Networks AB (a)	5,072	116,281
Hoist Finance AB (a) (d)	12,983	45,684

Sweden—(Continued)
Humana AB (a)	6,890	44,378
Instalco AB	1,086	24,135
Inwido AB (a)	16,291	165,335
ITAB Shop Concept AB - Class B (a)	1,944	2,940
JM AB	24,527	759,831
Klovern AB - B Shares	182,362	335,815
Know It AB (a)	7,992	203,049
Kungsleden AB	67,825	643,710
Lagercrantz Group AB - B Shares	21,334	430,750
LeoVegas AB	5,910	24,985
Lime Technologies AB	808	32,184
Lindab International AB	35,369	616,469
Loomis AB (a)	10,435	285,122
Medicover AB - B Shares (a)	2,095	31,056
Medivir AB - B Shares (a)	10,470	16,785
Mekonomen AB (a)	11,543	120,101
MIPS AB	4,979	222,011
Modern Times Group MTG AB - B Shares (a)	17,267	241,488
Momentum Group AB - Class B (a)	10,335	160,363
Mycronic AB	21,657	510,621
NCC AB - B Shares	9,329	170,364
Nederman Holding AB (a)	7,692	117,999
Net Insight AB - Class B (a)	74,697	15,750
New Wave Group AB - B Shares (a)	19,643	103,023
Nobia AB (a)	40,224	268,461
Nobina AB (a)	37,291	245,500
Nolato AB - B Shares (a)	6,428	623,862
Nordic Entertainment Group AB (a)	6,609	280,027
Nordic Waterproofing Holding (a)	3,742	51,218
NP3 Fastigheter AB	11,449	156,740
Nyfosa AB (a)	71,488	634,526
OEM International AB - B Shares (a)	3,800	122,174
Peab AB (a)	39,299	395,192
Platzer Fastigheter Holding AB - Class B	15,422	160,262
Pricer AB - B Shares	32,212	84,508
Proact IT Group AB (a)	2,832	66,855
Qliro AB (a)	2,434	9,567
Qliro Group AB (a)	24,348	16,526
Ratos AB - B Shares (a)	61,820	230,272
RaySearch Laboratories AB (a) (d)	7,859	76,834
Recipharm AB - B Shares (a)	17,201	298,735
Rottneros AB	26,936	24,534
SAS AB (a) (d)	75,231	32,051
Scandi Standard AB (a)	18,069	138,337
Scandic Hotels Group AB (d)	9,545	28,734
Sectra AB - B Shares (a)	7,532	499,217
Semcon AB (a)	5,540	39,584
Sensys Gatso Group AB (a)	223,283	38,432
SkiStar AB	17,077	229,994
Systemair AB (a)	5,643	148,575
Tethys Oil AB	2,076	9,981
Thule Group AB	6,553	216,983
Troax Group AB	12,541	235,831
VBG Group AB - B Shares (a)	1,912	29,785
Wihlborgs Fastigheter AB	40,420	800,589

		23,551,711

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—6.7%
Aevis Victoria S.A. (a)	892	$12,252
Allreal Holding AG	5,247	1,131,015
ALSO Holding AG (a)	2,164	570,288
APG SGA S.A. (a)	468	93,955
Arbonia AG (a)	14,726	189,124
Aryzta AG (a) (d)	230,151	151,300
Ascom Holding AG (a)	3,201	44,396
Autoneum Holding AG (a) (d)	1,187	145,783
Bachem Holding AG - Class B	986	417,587
Baloise Holding AG	1,477	217,267
Banque Cantonale de Geneve	750	140,850
Banque Cantonale Vaudoise	5,470	554,510
Belimo Holding AG	142	1,072,432
Bell Food Group AG	880	225,874
Bellevue Group AG	3,322	84,397
Berner Kantonalbank AG	1,950	488,003
BKW AG	6,201	660,263
Bobst Group S.A.	4,144	257,280
Bossard Holding AG - Class A	2,139	386,573
Bucher Industries AG	2,604	992,266
Burckhardt Compression Holding AG	610	153,784
Burkhalter Holding AG	1,499	102,810
Calida Holding AG (a)	2,002	63,685
Carlo Gavazzi Holding AG (a)	124	20,195
Cembra Money Bank AG	9,715	1,153,811
Cicor Technologies, Ltd. (a)	644	29,433
Cie Financiere Tradition S.A.	606	74,676
Clariant AG	65,965	1,296,912
Coltene Holding AG (a) (d)	1,646	124,515
Conzzeta AG	471	504,485
Daetwyler Holding AG	420	93,162
DKSH Holding AG	13,415	935,182
dormakaba Holding AG (a)	1,071	580,899
Dufry AG (a) (d)	7,951	244,219
EDAG Engineering Group AG (a) (d)	3,171	31,824
EFG International AG (a)	32,496	180,983
Emmi AG	657	654,721
Energiedienst Holding AG	5,021	153,724
Evolva Holding S.A. (a) (d)	84,327	21,511
Feintool International Holding AG (a)	588	33,444
Fenix Outdoor International AG (a)	1,091	121,050
Ferrexpo plc	110,230	250,859
Flughafen Zurich AG (a)	5,491	751,895
Forbo Holding AG	370	606,124
Fundamenta Real Estate AG (a)	1,968	36,105
Galenica AG	13,396	933,697
GAM Holding AG (a)	68,723	132,648
Georg Fischer AG	1,339	1,392,625
Gurit Holding AG	164	348,407
Helvetia Holding AG	10,528	893,650
Hiag Immobilien Holding AG (a)	1,881	182,573
Highlight Communications AG (a)	7,829	32,304
HOCHDORF Holding AG (a) (d)	174	12,746
Huber & Suhner AG	5,610	419,019
Hypothekarbank Lenzburg AG	3	14,005
Implenia AG	5,979	182,235
Ina Invest Holding AG (a)	1,388	28,060

Switzerland—(Continued)
Inficon Holding AG	600	493,751
Interroll Holding AG	226	570,078
Intershop Holding AG	466	300,948
Investis Holding S.A.	322	31,113
IWG plc (a)	206,169	687,340
Jungfraubahn Holding AG (a) (d)	890	111,540
Kardex Holding AG	2,247	414,822
Komax Holding AG (a)	1,069	184,933
Kudelski S.A. (d)	13,221	45,904
Landis & Gyr Group AG (a)	3,525	192,910
Lastminute.com NV (a)	1,492	30,937
LEM Holding S.A.	166	310,950
Logitech International S.A.	3,127	241,978
Luzerner Kantonalbank AG (a) (d)	1,452	614,854
Meier Tobler Group AG (a)	1,744	18,722
Metall Zug AG - B Shares (d)	78	110,942
Mikron Holding AG (a)	2,145	12,761
Mobilezone Holding AG	13,629	134,981
Mobimo Holding AG (a)	2,761	810,869
OC Oerlikon Corp. AG	68,290	542,720
Orascom Development Holding AG (a)	5,250	50,710
Orell Fuessli Holding AG	428	42,922
Orior AG	1,947	155,585
Phoenix Mecano AG	274	110,372
Plazza AG - Class A	597	184,082
PSP Swiss Property AG	14,991	1,813,261
Resurs Holding AB	27,086	139,915
Rieter Holding AG	1,344	119,549
Romande Energie Holding S.A.	111	133,153
Schaffner Holding AG	238	46,629
Schmolz & Bickenbach AG (a)	161,565	29,371
Schweiter Technologies AG	396	551,677
Schweizerische Nationalbank (d)	5	26,598
SFS Group AG	5,311	532,529
Siegfried Holding AG (a)	1,485	1,015,816
SIG Combibloc Group AG (a)	85,331	1,712,927
St. Galler Kantonalbank AG	1,123	482,000
Sulzer AG	5,258	420,988
Sunrise Communications Group AG (a)	11,434	1,353,135
Swiss Prime Site AG	12,447	1,129,720
Swissquote Group Holding S.A.	3,968	322,275
Tecan Group AG	968	481,408
TX Group AG	1,079	77,858
U-Blox Holding AG (a) (d)	3,063	169,938
V-ZUG Holding AG (a)	780	63,578
Valiant Holding AG	5,102	429,594
Valora Holding AG (a) (d)	1,467	273,046
VAT Group AG	9,336	1,784,806
Vaudoise Assurances Holding S.A.	423	209,386
Vetropack Holding AG (a)	4,400	270,381
Von Roll Holding AG (a)	16,704	14,146
Vontobel Holding AG	11,290	741,459
VZ Holding AG	4,180	372,835
Walliser Kantonalbank	1,345	157,024
Warteck Invest AG	53	131,773
Ypsomed Holding AG	621	90,593
Zehnder Group AG	4,202	203,466

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Zug Estates Holding AG - B Shares	83	$179,757
Zuger Kantonalbank AG	59	403,681

		42,918,388

Taiwan—0.0%
FIT Hon Teng, Ltd. (a) (d)	80,000	31,432

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	32,441

United Kingdom—12.4%
4d pharma plc (a)	6,480	13,031
4imprint Group plc (a)	9,062	218,649
888 Holdings plc	95,449	309,308
A.G. Barr plc	39,803	249,792
AA plc (a)	210,707	78,763
Advanced Medical Solutions Group plc	10,237	28,504
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	73,028	346,245
Air Partner plc	4,960	4,609
AJ Bell plc	43,070	249,718
Alliance Pharma plc	75,826	72,415
Anglo Pacific Group plc	51,447	84,150
Anglo-Eastern Plantations plc	5,782	38,039
Appreciate Group plc (a) (d)	23,099	7,974
Arrow Global Group plc (a)	59,836	98,066
Ascential plc (a)	80,595	304,373
Ashmore Group plc	97,994	450,392
ASOS plc (a)	6,729	446,520
Avon Rubber plc	11,857	648,483
B&M European Value Retail S.A.	146,644	933,072
Babcock International Group plc	185,613	596,629
Balfour Beatty plc	245,206	704,513
Beazley plc	163,069	644,470
Begbies Traynor Group plc	20,686	22,948
Bellway plc	33,282	1,006,306
Biffa plc	40,575	113,656
Bloomsbury Publishing plc	31,296	80,151
Bodycote plc	80,730	598,717
boohoo Group plc (a)	51,668	249,310
Braemar Shipping Services plc	7,120	14,977
Brewin Dolphin Holdings plc	103,859	312,398
Britvic plc	76,398	809,142
Cairn Energy plc (a)	248,463	459,260
Capita plc (a)	186,764	73,189
Capital & Counties Properties plc	9,356	13,480
Card Factory plc	103,756	45,743
CareTech Holdings plc	13,900	77,051
Carr’s Group plc	19,239	26,199
Castings plc	2,870	12,062
Centaur Media plc	92,526	26,863
Central Asia Metals plc	20,359	42,291
Centrica plc	196,696	101,550
Chemring Group plc	123,138	380,585
Chesnara plc	61,754	219,075
Cineworld Group plc (d)	206,628	107,910

United Kingdom—(Continued)
City of London Investment Group plc	6,851	37,269
Clarkson plc	8,219	238,292
Clinigen Group plc	30,848	278,817
Clipper Logistics plc	11,008	69,345
Close Brothers Group plc	58,401	766,421
CLS Holdings plc	60,694	166,593
CMC Markets plc	42,124	168,461
Coats Group plc	183,272	132,084
Computacenter plc	29,696	907,757
Concentric AB (a)	11,928	230,507
ContourGlobal plc	20,383	50,917
ConvaTec Group plc	122,438	282,092
Costain Group plc (a)	35,950	18,943
Countryside Properties plc	139,641	603,237
Cranswick plc	19,608	916,244
Crest Nicholson Holdings plc (a)	83,456	212,146
CVS Group plc	14,319	228,226
Daily Mail & General Trust plc	55,038	461,887
Dart Group plc	22,038	191,470
De La Rue plc (a)	52,440	87,914
Devro plc	61,396	146,686
DFS Furniture plc	43,792	93,472
Dialight plc (a)	5,140	20,001
Dialog Semiconductor plc (a)	25,587	1,112,802
Dignity plc (a) (d)	19,579	107,681
Diploma plc	37,339	1,054,498
DiscoverIE Group plc	22,813	179,501
Dixons Carphone plc	250,394	301,086
Domino’s Pizza Group plc	168,480	791,235
Drax Group plc	166,248	570,881
Dunelm Group plc	32,077	575,010
easyJet plc	1,497	9,719
EKF Diagnostics Holdings plc (a)	38,020	28,975
Electrocomponents plc	150,164	1,373,554
Elementis plc (a)	202,330	198,218
EMIS Group plc	13,707	184,094
EnQuest plc (a)	750,991	101,015
Epwin Group plc (a)	14,369	12,915
Equiniti Group plc (a)	114,179	166,986
Essentra plc (a)	94,236	309,313
Euromoney Institutional Investor plc	32,940	339,332
FDM Group Holdings plc	18,975	247,541
Fevertree Drinks plc	29,843	890,604
Firstgroup plc (a)	445,353	219,305
Flex LNG, Ltd.	8,311	47,113
Flowtech Fluidpower plc	6,703	6,684
Forterra plc (a)	58,426	133,179
Foxtons Group plc (a)	74,860	35,717
Frasers Group PLC (a)	60,772	269,194
Fuller Smith & Turner plc - Class A	9,279	68,959
FW Thorpe plc	6,310	24,900
G4S plc (a)	457,128	1,179,861
Galliford Try Holdings plc (a)	49,848	49,300
Games Workshop Group plc	10,635	1,401,421
Gamesys Group plc	20,218	310,088
Gamma Communications plc	10,934	232,928
Gem Diamonds, Ltd. (a)	44,142	20,439

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Genel Energy plc	14,530	$22,636
Genus plc	2,642	131,122
Georgia Capital plc (a)	7,105	33,511
Go-Ahead Group plc	17,891	133,969
Gocompare.Com Group plc	86,389	119,019
Gooch & Housego plc	2,212	28,546
Goodwin plc	188	7,219
Grafton Group plc (a)	90,869	787,753
Grainger plc	223,427	855,166
Greggs plc (a)	30,629	462,464
Gulf Keystone Petroleum, Ltd. (a)	64,377	61,202
Gym Group plc (The) (a)	49,004	85,931
H&T Group plc	1,027	3,502
Halfords Group plc	89,687	209,909
Hastings Group Holdings plc	103,212	335,906
Hays plc	520,261	751,835
Headlam Group plc	43,642	151,077
Helical plc	47,664	182,052
Henry Boot plc	14,477	46,383
Hill & Smith Holdings plc	29,918	459,233
Hilton Food Group plc	19,243	296,385
Hiscox, Ltd. (a)	69,440	799,239
Hollywood Bowl Group plc	35,798	62,281
HomeServe plc	5,455	86,651
Horizon Discovery Group plc (a)	36,306	44,351
Howden Joinery Group plc	122,808	929,113
Hunting plc	52,837	87,796
Hurricane Energy plc (a) (d)	60,919	2,896
Hyve Group plc	76,414	63,734
Ibstock plc (a)	123,730	248,684
IDOX plc (a)	75,537	44,388
IG Group Holdings plc	120,992	1,233,885
IMI plc	88,694	1,195,060
Impax Asset Management Group plc	2,534	16,699
Inchcape plc (a)	161,511	914,326
Indivior plc (a)	209,003	315,779
IntegraFin Holdings plc	42,159	275,610
Intermediate Capital Group plc	23,341	358,596
International Personal Finance plc (a)	79,366	47,454
iomart Group plc (d)	16,833	77,117
IP Group plc (a)	225,731	226,685
J.D. Wetherspoon plc	28,414	307,124
James Fisher & Sons plc	19,636	286,720
James Halstead plc	5,839	36,307
John Laing Group plc	135,924	549,116
John Menzies plc	23,155	34,110
John Wood Group plc (a)	195,202	534,900
Johnson Service Group plc	61,047	70,961
Joules Group plc	4,111	4,913
Jupiter Fund Management plc	162,494	470,347
Just Group plc (a)	202,647	117,326
Kainos Group plc	20,314	260,516
Keller Group plc	27,591	216,531
Kier Group plc (a) (d)	50,507	31,801
Kin & Carta plc	66,431	55,638
Lancashire Holdings, Ltd.	72,054	642,067
Liontrust Asset Management plc	8,184	130,313

United Kingdom—(Continued)
Lookers plc (b) (c)	131,372	35,598
LSL Property Services plc (a)	25,826	72,130
Luceco plc	31,684	78,748
M&C Saatchi plc	3,677	2,725
Man Group plc	584,475	868,426
Marks & Spencer Group plc	45,389	56,836
Marshalls plc	73,997	622,477
Marston’s plc	258,409	145,974
McBride plc (a)	63,975	50,391
McCarthy & Stone plc (a)	95,429	85,931
Mears Group plc	41,542	58,830
Meggitt plc (a)	78,702	260,999
Metro Bank plc (a) (d)	2,816	2,224
Midwich Group plc (a)	2,103	9,437
Mitchells & Butlers plc (a)	85,514	148,616
Mitie Group plc	433,980	183,227
MJ Gleeson plc	13,112	101,646
Moneysupermarket.com Group plc	149,153	511,287
Morgan Advanced Materials plc	109,869	335,811
Morgan Sindall Group plc	17,569	259,121
Morses Club plc	6,380	3,293
Mortgage Advice Bureau Holdings, Ltd.	6,665	60,654
Mothercare plc (a)	39,446	6,000
Motorpoint group plc	14,323	50,894
N Brown Group plc (d)	73,957	51,347
Naked Wines plc	10,364	58,870
National Express Group plc (a)	200,733	395,112
NCC Group plc	88,729	201,380
Next Fifteen Communications Group plc	7,460	48,885
Norcros plc	11,343	21,246
Numis Corp. plc	16,141	61,582
On the Beach Group plc	36,264	113,803
OneSavings Bank plc (a)	62,111	223,259
Oxford Instruments plc (a)	18,083	370,584
Pagegroup plc (a)	107,838	519,963
Pan African Resources plc	368,191	106,113
Paragon Banking Group plc	94,115	403,677
Parkmead Group plc (The) (a)	28,991	10,478
PayPoint plc	20,570	133,572
Pendragon plc (a)	345,188	31,571
Pennon Group plc	11,856	157,573
Petrofac, Ltd. (a) (d)	76,214	110,009
Pets at Home Group plc	183,081	999,873
Pharos Energy plc (a)	50,968	6,916
Photo-Me International plc	89,030	58,447
Playtech plc (a)	90,374	422,495
Polar Capital Holdings plc	16,568	100,092
Polypipe Group plc (a)	74,214	411,899
Porvair plc	8,570	56,415
PPHE Hotel Group, Ltd. (a)	3,290	42,069
Premier Foods plc (a)	334,879	398,185
Premier Miton Group plc	9,032	10,722
Premier Oil plc (a) (d)	245,706	52,500
Provident Financial plc (a)	22,978	57,414
PZ Cussons plc	102,110	309,204
QinetiQ Group plc	191,494	684,288
Quilter plc	627,813	1,037,191

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rank Group plc	54,017	$64,833
Rathbone Brothers plc	17,130	339,192
Redde Northgate plc	57,053	135,298
Redrow plc (a)	96,072	499,880
Renew Holdings plc	8,917	52,330
Renewi plc	255,414	64,053
Renishaw plc (a)	8,223	595,436
Renold plc (a)	238	33
Restaurant Group plc (The)	63,338	40,418
Ricardo plc	13,452	57,567
River & Mercantile Group plc	112	242
RM plc (a)	43,283	102,708
Robert Walters plc (a)	16,356	83,361
Rotork plc	271,371	982,320
Royal Mail plc (a)	274,625	845,825
RPS Group plc (a)	100,537	58,293
RWS Holdings plc	6,059	44,127
S&U plc	755	16,453
Sabre Insurance Group plc	44,771	146,687
Saga plc (d)	127,724	20,514
Saga plc	70,957	410
Savannah Energy plc (a)	60,736	8,235
Savills plc (a)	58,446	588,115
Scapa Group plc (a)	15,602	23,590
SDL plc (a)	34,016	298,647
Secure Trust Bank plc (a)	458	3,738
Senior plc	166,890	96,035
Serco Group plc (a)	51,037	83,614
Severfield plc	100,890	70,301
SIG plc	307,827	102,237
Signature Aviation plc	320,590	990,270
Smart Metering Systems plc	19,388	162,802
Softcat plc	36,715	572,004
Spectris plc	36,742	1,153,912
Speedy Hire plc	205,988	137,472
Spire Healthcare Group plc	58,762	71,982
Spirent Communications plc	209,055	767,202
Sportech plc (a)	20,264	4,645
SSP Group plc	125,662	291,418
St. Modwen Properties plc	86,555	348,052
Stagecoach Group plc	144,489	71,896
SThree plc	44,887	138,813
Stobart Group, Ltd. (a) (d)	91,143	23,004
Stock Spirits Group plc	46,758	129,974
Studio Retail Group plc (a)	17,439	55,757
STV Group plc (a)	7,121	23,229
Subsea 7 S.A. (a)	13,756	98,663
Superdry plc	18,185	36,124
Synthomer plc	116,551	475,382
T. Clarke plc	15,381	15,911
TalkTalk Telecom Group plc (d)	231,657	238,602
Tate & Lyle plc	140,792	1,207,493
TBC Bank Group plc (a)	2,170	28,344
Ted Baker plc	15,673	21,162
Telecom Plus plc	21,765	374,519
Telit Communications plc (a)	33,381	58,591
TEN Entertainment Group plc	2,917	5,013

United Kingdom—(Continued)
Topps Tiles plc	61,961	37,889
TORM plc (d)	12,781	86,526
TP ICAP plc	208,144	612,513
Travis Perkins plc	89,103	1,239,071
Trifast plc	20,432	28,573
Trinity Mirror plc (a)	157,693	157,117
TT electronics plc (a)	79,290	204,454
Tyman plc (a)	8,110	23,231
U & I Group plc	54,856	38,108
Ultra Electronics Holdings plc	27,882	751,131
Urban & Civic plc	24,944	67,762
Vectura Group plc	226,500	301,289
Vertu Motors plc	35,216	11,900
Vesuvius plc (a)	98,082	499,259
Victrex plc	29,567	697,083
Virgin Money UK plc (a)	190,655	178,251
Vistry Group plc (a)	93,310	685,891
Vitec Group plc (The) (a)	10,351	99,477
Vivo Energy plc (a)	14,996	14,525
Volex plc	20,438	49,356
Volution Group plc	28,840	62,831
Vp plc	4,147	34,456
Watkin Jones plc	36,280	66,052
Weir Group plc (The)	48,164	776,303
WH Smith plc	35,182	431,619
William Hill plc	315,264	1,127,801
Wincanton plc	44,811	116,278
Xaar plc (a)	18,088	22,651
Zotefoams plc	7,268	44,988

		79,198,383

United States—0.4%
Argonaut Gold, Inc. (a)	76,431	154,406
Burford Capital, Ltd.	26,502	213,039
Diversified Gas & Oil plc	40,437	54,622
Energy Fuels, Inc. (a) (d)	19,715	32,869
Golden Star Resources, Ltd. (a) (d)	28,192	121,529
Ormat Technologies, Inc.	1	33
PureTech Health plc (a)	41,874	137,239
REC Silicon ASA (a) (d)	64,361	26,598
Reliance Worldwide Corp., Ltd.	199,557	548,066
Samsonite International S.A. (a)	430,500	439,326
Sims, Ltd.	81,887	446,416
TI Fluid Systems plc (a)	7,903	15,720
Varia US Properties AG (d)	1,203	50,631

		2,240,494

Total Common Stocks (Cost $617,366,558)		633,774,044

Preferred Stocks—0.3%

Germany—0.3%
Biotest AG	5,357	157,005
Draegerwerk AG & Co. KGaA (a)	3,031	262,910
FUCHS Petrolub SE	16,046	816,020

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Jungheinrich AG	17,481	$603,080
Sixt SE	4,716	253,898
Sto SE & Co. KGaA	618	82,149
Villeroy & Boch AG	505	6,718

Total Preferred Stocks (Cost $1,796,087)		2,181,780

Rights—0.1%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a)	9,600	0
Corporate Travel Management, Ltd. Expires 10/15/20 (a)	5,496	0

		0

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Bermuda—0.0%
Summit Ascent Holdings, Ltd. (a)	189,000	0

Canada—0.0%
Pan American Silver Corp., Expires 02/22/29 (a) (b) (c)	78,950	61,573

France—0.0%
Solocal Group (a)	399,438	14,405

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	0

Spain—0.0%
Almirall S.A (a)	20,984	5,122

Sweden—0.1%
SAS AB (a)	677,079	200,763

Total Rights (Cost $153,333)		281,863

Warrant—0.0%

China—0.0%
First Sponsor Group, Ltd. (a)	49	1

France—0.0%
Technicolor S.A. (a) (d)	3,270	0

Luxembourg—0.0%
First Sponsor Group, Ltd. (a)	2,373	417

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $0)		418

Short-Term Investment—0.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $149,946; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $153,004.	149,946	149,946

Total Short-Term Investments (Cost $149,946)		149,946

Securities Lending Reinvestments (e)—3.6%

Repurchase Agreements—1.7%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $1,100,006; collateralized by various Common Stock with an aggregate market value of $1,222,401.	1,100,000	1,100,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,800,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,836,000.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $700,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $714,000.	700,000	700,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,490,583; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,540,391.	2,490,579	2,490,579
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,600,010; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,773,872.	1,600,000	1,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $500,003; collateralized by various Common Stock with an aggregate market value of $555,645.	500,000	500,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,100,052; collateralized by various Common Stock with an aggregate market value of $1,222,419.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $300,015; collateralized by various Common Stock with an aggregate market value of $333,409.	300,000	300,000

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $500,023; collateralized by various Common Stock with an aggregate market value of $555,769.	500,000	500,000

		11,090,579

Mutual Funds—1.9%
BlackRock Liquidity Funds, Institutional Shares 0.010% (f)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (f)	1,900,000	1,900,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (f)	2,000,000	2,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	2,800,000	2,800,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (f)	1,300,000	1,300,000

		12,000,000

Total Securities Lending Reinvestments (Cost $23,090,579)		23,090,579

Total Investments—103.1% (Cost $642,556,503)		659,478,630
Other assets and liabilities (net)—(3.1)%		(19,715,639)

Net Assets—100.0%		$639,762,991

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.2% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $31,400,630 and the collateral received consisted of cash in the amount of $23,090,579 and non-cash collateral with a value of $11,077,133. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Machinery	6.6
Metals & Mining	5.9
Real Estate Management & Development	5.2
Banks	4.3
Capital Markets	3.5
Chemicals	3.4
Food Products	3.4
Electronic Equipment, Instruments & Components	3.4
Trading Companies & Distributors	3.0
Construction & Engineering	2.9

Glossary of Abbreviations

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$360,120	$40,640,231	$111,544	$41,111,895
Austria	—	10,223,840	0	10,223,840
Belgium	—	8,519,336	—	8,519,336
Cambodia	—	57,337	—	57,337
Canada	60,375,041	—	1,025	60,376,066
China	149,173	1,245,162	—	1,394,335
Colombia	13,362	—	—	13,362
Denmark	—	15,513,709	—	15,513,709
Faeroe Islands	—	10,874	—	10,874
Finland	—	16,962,667	—	16,962,667
France	—	25,613,979	5,419	25,619,398
Georgia	—	168,642	—	168,642
Germany	—	39,685,926	—	39,685,926
Ghana	—	95,619	—	95,619
Greenland	—	12,346	—	12,346
Guernsey, Channel Islands	—	48,141	—	48,141
Hong Kong	581,573	13,797,773	287,191	14,666,537
India	—	102,542	—	102,542
Ireland	—	2,175,548	—	2,175,548
Isle of Man	—	111,074	—	111,074
Israel	36,094	8,626,403	36,849	8,699,346
Italy	—	22,237,316	51	22,237,367
Japan	—	156,865,895	368,084	157,233,979
Jersey, Channel Islands	—	1,498,448	—	1,498,448
Kazakhstan	—	628,241	—	628,241
Liechtenstein	—	328,844	—	328,844
Luxembourg	—	944,184	—	944,184
Macau	—	184,468	—	184,468
Malta	—	446,251	—	446,251
Monaco	937,202	—	—	937,202
Netherlands	—	20,854,476	0	20,854,476
New Zealand	—	3,926,645	—	3,926,645
Norway	33,170	6,602,595	—	6,635,765
Peru	—	270,719	—	270,719
Philippines	—	7,105	—	7,105
Portugal	—	1,623,638	0	1,623,638
Russia	—	418,330	—	418,330
Singapore	101,778	7,900,653	39,831	8,042,262
South Africa	—	478,325	22,087	500,412
Spain	—	13,514,319	0	13,514,319
Sweden	—	23,551,711	—	23,551,711

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Switzerland	$—	$42,918,388	$—	$42,918,388
Taiwan	—	31,432	—	31,432
United Arab Emirates	—	32,441	—	32,441
United Kingdom	26,863	79,135,922	35,598	79,198,383
United States	308,804	1,931,690	—	2,240,494
Total Common Stocks	62,923,180	569,943,185	907,679	633,774,044
Total Preferred Stocks*	—	2,181,780	—	2,181,780
Rights
Australia	0	0	—	0
Austria	—	—	0	0
Bermuda	—	0	—	0
Canada	—	—	61,573	61,573
France	—	14,405	—	14,405
Hong Kong	—	—	0	0
Spain	5,122	—	—	5,122
Sweden	—	200,763	—	200,763
Total Rights	5,122	215,168	61,573	281,863
Warrant
China	1	—	—	1
France	—	0	—	0
Luxembourg	—	417	—	417
Singapore	—	0	—	0
Total Warrants	1	417	—	418
Total Short-Term Investment*	—	149,946	—	149,946
Securities Lending Reinvestments
Repurchase Agreements	—	11,090,579	—	11,090,579
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	11,090,579	—	23,090,579
Total Investments	$74,928,303	$583,581,075	$969,252	$659,478,630

Collateral for Securities Loaned (Liability)	$—	$(23,090,579)	$—	$(23,090,579)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $72,314 and transfers from Level 1 to Level 3 in the amount of $745,708 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—61.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The)	13,699	$2,263,897
Curtiss-Wright Corp.	11,129	1,037,890
Lockheed Martin Corp.	14,642	5,611,986
Northrop Grumman Corp.	11,038	3,482,379
Raytheon Technologies Corp.	89,615	5,156,447

		17,552,599

Air Freight & Logistics—0.6%
FedEx Corp.	28,447	7,154,989

Airlines—0.1%
JetBlue Airways Corp. (a)	89,009	1,008,472

Banks—1.2%
JPMorgan Chase & Co.	156,278	15,044,883

Beverages—0.4%
Coca-Cola Co. (The)	109,170	5,389,723

Biotechnology—1.4%
89bio, Inc. (a)	15,100	387,466
Akero Therapeutics, Inc. (a) (b)	12,064	371,451
Akouos, Inc. (a) (b)	15,300	349,911
Alnylam Pharmaceuticals, Inc. (a) (b)	2,433	354,245
Apellis Pharmaceuticals, Inc. (a) (b)	12,185	367,621
Assembly Biosciences, Inc. (a) (b)	7,799	128,216
Atreca, Inc. - Class A (a) (b)	14,863	207,636
Avidity Biosciences, Inc. (a) (b)	24,400	686,860
Biohaven Pharmaceutical Holding Co., Ltd. (a)	30,428	1,978,124
Black Diamond Therapeutics, Inc. (a) (b)	21,230	641,783
Bluebird Bio, Inc. (a)	3,500	188,825
Constellation Pharmaceuticals, Inc. (a) (b)	9,089	184,143
Exact Sciences Corp. (a)	6,925	706,004
Forma Therapeutics Holdings, Inc. (a)	25,400	1,265,936
G1 Therapeutics, Inc. (a) (b)	16,109	186,059
Generation Bio Co. (a) (b)	21,400	661,474
Global Blood Therapeutics, Inc. (a) (b)	7,945	438,087
GlycoMimetics, Inc. (a) (b)	28,848	88,563
ImmunoGen, Inc. (a)	57,300	206,280
Incyte Corp. (a)	4,994	448,162
Kodiak Sciences, Inc. (a) (b)	5,500	325,655
Legend Biotech Corp. (ADR) (a) (b)	17,100	527,877
Madrigal Pharmaceuticals, Inc. (a) (b)	3,706	440,013
Mirati Therapeutics, Inc. (a)	2,669	443,187
Oyster Point Pharma, Inc. (a)	10,564	223,006
Regeneron Pharmaceuticals, Inc. (a)	1,997	1,117,881
REVOLUTION Medicines, Inc. (a)	10,300	358,440
Rigel Pharmaceuticals, Inc. (a)	41,463	99,511
Seattle Genetics, Inc. (a)	5,745	1,124,239
Syndax Pharmaceuticals, Inc. (a)	27,547	406,594
TCR2 Therapeutics, Inc. (a)	16,300	331,216
Turning Point Therapeutics, Inc. (a) (b)	7,524	657,297
UroGen Pharma, Ltd. (a) (b)	10,454	201,658
Vertex Pharmaceuticals, Inc. (a)	4,928	1,341,007

		17,444,427

Building Products—0.3%
Trane Technologies plc	26,552	3,219,430

Capital Markets—2.1%
Ares Management Corp. - Class A (b)	100,913	4,078,904
Blackstone Group, Inc. (The) - Class A	66,469	3,469,682
Charles Schwab Corp. (The)	153,577	5,564,095
Hamilton Lane, Inc. - Class A	38,951	2,515,845
LPL Financial Holdings, Inc.	38,572	2,957,315
S&P Global, Inc.	12,499	4,507,139
StepStone Group, Inc. - Class A (a) (b)	72,684	1,934,121
TD Ameritrade Holding Corp.	48,100	1,883,115

		26,910,216

Chemicals—1.4%
Cabot Corp.	56,402	2,032,164
Celanese Corp.	24,141	2,593,950
FMC Corp.	29,744	3,150,187
Ingevity Corp. (a)	21,734	1,074,529
Linde plc	21,128	5,031,211
Livent Corp. (a) (b)	43,807	392,949
PPG Industries, Inc.	33,874	4,135,338

		18,410,328

Construction & Engineering—0.1%
Dycom Industries, Inc. (a)	25,687	1,356,787

Consumer Finance—0.3%
American Express Co.	23,905	2,396,477
OneMain Holdings, Inc. (b)	46,941	1,466,906

		3,863,383

Containers & Packaging—0.3%
Ball Corp.	49,042	4,076,371

Diversified Consumer Services—0.0%
Houghton Mifflin Harcourt Co. (a) (b)	117,356	203,026

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	157,172	2,866,817
Voya Financial, Inc.	40,609	1,946,390

		4,813,207

Electric Utilities—1.9%
Duke Energy Corp. (b)	88,392	7,827,995
Edison International	87,809	4,464,210
Exelon Corp.	143,229	5,121,869
FirstEnergy Corp.	207,346	5,952,904
Southern Co. (The)	18,184	985,936

		24,352,914

Electrical Equipment—0.1%
Nvent Electric plc	68,651	1,214,436

Electronic Equipment, Instruments & Components—0.2%
Corning, Inc.	90,678	2,938,874

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.1%
Schlumberger, Ltd.	76,522	$1,190,682

Entertainment—1.5%
Electronic Arts, Inc. (a)	36,695	4,785,395
Netflix, Inc. (a)	20,387	10,194,111
Spotify Technology S.A. (a)	10,396	2,521,758
Walt Disney Co. (The)	11,614	1,441,065

		18,942,329

Equity Real Estate Investment Trusts—1.8%
Alexandria Real Estate Equities, Inc. (b)	25,597	4,095,520
American Tower Corp.	32,130	7,766,785
Douglas Emmett, Inc.	78,773	1,977,202
Equinix, Inc.	10,452	7,944,879
Sun Communities, Inc.	6,874	966,553

		22,750,939

Food & Staples Retailing—0.5%
Performance Food Group Co. (a)	76,600	2,651,892
Sysco Corp.	58,482	3,638,750

		6,290,642

Food Products—0.8%
Mondelez International, Inc. - Class A	179,651	10,320,950

Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	65,413	5,260,514
Boston Scientific Corp. (a)	159,144	6,080,892
Danaher Corp.	34,635	7,457,955
Edwards Lifesciences Corp. (a)	45,242	3,611,216
Intuitive Surgical, Inc. (a)	6,132	4,350,899

		26,761,476

Health Care Providers & Services—1.7%
Anthem, Inc.	15,993	4,295,560
Centene Corp. (a)	35,397	2,064,707
HCA Healthcare, Inc.	19,579	2,441,110
Laboratory Corp. of America Holdings (a)	8,435	1,588,057
McKesson Corp.	12,578	1,873,241
Quest Diagnostics, Inc.	13,074	1,496,842
UnitedHealth Group, Inc.	27,515	8,578,352

		22,337,869

Health Care Technology—0.0%
American Well Corp. - Class A (a)	17,800	527,592

Hotels, Restaurants & Leisure—2.0%
Hyatt Hotels Corp. - Class A (b)	35,308	1,884,388
Las Vegas Sands Corp.	68,694	3,205,262
McDonald’s Corp.	92,191	20,235,003

		25,324,653

Household Durables—0.4%
DR Horton, Inc.	37,834	2,861,385

Household Durables—(Continued)
Lennar Corp. - Class A	30,170	2,464,286

		5,325,671

Household Products—1.3%
Procter & Gamble Co. (The)	123,781	17,204,321

Industrial Conglomerates—0.7%
3M Co.	6,663	1,067,279
General Electric Co.	192,164	1,197,182
Honeywell International, Inc.	39,988	6,582,425

		8,846,886

Insurance—2.0%
American International Group, Inc.	105,793	2,912,481
Assurant, Inc.	33,001	4,003,351
Assured Guaranty, Ltd.	84,151	1,807,563
Athene Holding, Ltd. - Class A (a)	65,723	2,239,840
Chubb, Ltd.	26,641	3,093,553
Hartford Financial Services Group, Inc. (The)	80,717	2,975,229
Marsh & McLennan Cos., Inc.	14,896	1,708,571
Progressive Corp. (The)	29,357	2,779,227
RenaissanceRe Holdings, Ltd.	5,893	1,000,278
Trupanion, Inc. (a) (b)	40,753	3,215,412

		25,735,505

Interactive Media & Services—4.5%
Alphabet, Inc. - Class A (a)	21,685	31,781,536
Facebook, Inc. - Class A (a)	59,363	15,547,170
Match Group, Inc. (a)	43,761	4,842,155
Snap, Inc. - Class A (a) (b)	186,724	4,875,363

		57,046,224

Internet & Direct Marketing Retail—3.2%
Amazon.com, Inc. (a)	11,393	35,873,481
Booking Holdings, Inc. (a)	3,173	5,427,988

		41,301,469

IT Services—3.4%
FleetCor Technologies, Inc. (a) (b)	17,742	4,224,370
Genpact, Ltd.	65,487	2,550,719
Global Payments, Inc.	66,604	11,827,538
GoDaddy, Inc. - Class A (a)	49,942	3,794,094
PayPal Holdings, Inc. (a)	35,420	6,978,803
Science Applications International Corp. (b)	17,722	1,389,759
Shopify, Inc. - Class A (a)	2,951	3,018,785
Snowflake, Inc. - Class A (a)	923	231,673
Visa, Inc. - A Shares (b)	37,465	7,491,876
WEX, Inc. (a)	11,088	1,540,899

		43,048,516

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc. (b)	40,347	4,072,626
Illumina, Inc. (a)	6,929	2,141,616

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
PPD, Inc. (a)	89,377	$3,306,055

		9,520,297

Machinery—1.3%
Fortive Corp.	74,671	5,690,677
Ingersoll Rand, Inc. (a) (b)	129,412	4,607,067
Kennametal, Inc. (b)	48,959	1,416,874
Meritor, Inc. (a)	15,364	321,722
Rexnord Corp.	59,501	1,775,510
Stanley Black & Decker, Inc. (b)	8,157	1,323,065
Westinghouse Air Brake Technologies Corp.	26,881	1,663,396

		16,798,311

Media—1.6%
Charter Communications, Inc. - Class A (a) (b)	23,831	14,878,647
New York Times Co. (The) - Class A (b)	28,383	1,214,509
Omnicom Group, Inc. (b)	85,911	4,252,594

		20,345,750

Metals & Mining—0.0%
Foresight Energy LLC † (c) (d)	1,359	10,395

Multiline Retail—0.5%
Dollar General Corp.	27,720	5,810,666

Oil, Gas & Consumable Fuels—1.2%
BP plc (ADR)	54,731	955,603
Chevron Corp.	34,676	2,496,672
Concho Resources, Inc.	14,988	661,270
Diamondback Energy, Inc. (b)	17,407	524,299
EOG Resources, Inc.	68,467	2,460,704
Exxon Mobil Corp.	69,104	2,372,340
Marathon Petroleum Corp.	62,567	1,835,716
Pioneer Natural Resources Co.	8,713	749,231
Royal Dutch Shell plc - Class A (ADR)	70,219	1,767,412
Royal Dutch Shell plc - Class B (ADR)	37,839	916,461

		14,739,708

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	14,421	3,147,383

Pharmaceuticals—3.2%
AstraZeneca plc (ADR)	111,175	6,092,390
Bristol-Myers Squibb Co.	104,559	6,303,862
Eli Lilly and Co.	51,327	7,597,422
Merck & Co., Inc.	91,798	7,614,644
MyoKardia, Inc. (a)	6,679	910,548
Odonate Therapeutics, Inc. (a)	18,127	243,446
Pfizer, Inc.	275,594	10,114,300
Reata Pharmaceuticals, Inc. - Class A (a) (b)	1,899	185,001
Royalty Pharma plc - Class A (b)	23,460	986,962
Tricida, Inc. (a)	15,535	140,747
WAVE Life Sciences, Ltd. (a)	12,586	106,855

		40,296,177

Professional Services—0.9%
Equifax, Inc.	3,950	619,755
IHS Markit, Ltd.	108,273	8,500,513
TransUnion	5,782	486,440
TriNet Group, Inc. (a)	39,652	2,352,157

		11,958,865

Road & Rail—0.3%
J.B. Hunt Transport Services, Inc.	8,652	1,093,440
Uber Technologies, Inc. (a)	66,472	2,424,898

		3,518,338

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (a)	93,965	7,704,190
KLA Corp.	12,661	2,452,942
Lattice Semiconductor Corp. (a)	127,019	3,678,470
Marvell Technology Group, Ltd.	147,749	5,865,635
Micron Technology, Inc. (a)	114,805	5,391,243
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	44,420	3,601,130
Teradyne, Inc.	31,874	2,532,708
Texas Instruments, Inc.	40,953	5,847,679

		37,073,997

Software—5.1%
Adobe, Inc. (a)	7,787	3,818,978
Guidewire Software, Inc. (a) (b)	11,496	1,198,688
Microsoft Corp.	201,150	42,307,880
Q2 Holdings, Inc. (a) (b)	21,553	1,966,927
Salesforce.com, Inc. (a)	33,632	8,452,394
ServiceNow, Inc. (a)	6,208	3,010,880
Slack Technologies, Inc. - Class A (a) (b)	19,934	535,427
Splunk, Inc. (a)	7,534	1,417,371
Workday, Inc. - Class A (a)	12,659	2,723,331

		65,431,876

Special Purpose Acquisition Companies—0.1%
Reinvent Technology Partners (a)	61,828	710,398
Therapeutics Acquisition Corp. - Class A (a)	39,000	560,820

		1,271,218

Specialty Retail—1.7%
AutoZone, Inc. (a)	3,377	3,976,890
Lowe’s Cos., Inc.	49,837	8,265,965
TJX Cos., Inc. (The)	180,795	10,061,242

		22,304,097

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	358,305	41,495,302

Trading Companies & Distributors—0.1%
Triton International, Ltd.	27,440	1,115,985

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	19,602	2,241,685

Total Common Stocks (Cost $638,238,466)		784,989,839

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—21.4%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—16.1%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	959,733	$1,022,872
3.000%, 02/01/31	116,935	122,954
3.000%, 08/01/33	363,259	381,084
4.000%, 04/01/26	20,752	22,047
4.000%, 02/01/29	479,436	508,510
4.500%, 06/01/24	84,380	88,733
4.500%, 02/01/25	24,500	25,960
4.500%, 04/01/25	4,263	4,527
4.500%, 07/01/25	19,529	20,766
4.500%, 06/01/26	429,473	456,383
Fannie Mae 20 Yr. Pool
3.000%, 03/01/37	628,028	660,851
5.000%, 02/01/23	15,742	17,206
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	562,609	612,833
3.000%, 03/01/43	727,508	790,894
3.000%, 04/01/43	682,886	742,709
3.000%, 05/01/43	1,837,207	1,993,944
3.000%, 06/01/43	223,052	244,254
3.500%, 03/01/43	31,880	34,441
3.500%, 05/01/43	65,164	70,531
3.500%, 07/01/43	166,953	181,045
3.500%, 08/01/43	303,902	329,360
3.500%, 10/01/44	264,540	291,676
3.500%, 02/01/45	313,702	336,499
3.500%, 01/01/46	395,167	423,236
3.500%, 03/01/46	281,139	301,386
3.500%, 09/01/46	558,476	594,337
3.500%, 10/01/46	275,282	293,427
3.500%, 11/01/46	190,049	209,590
3.500%, 12/01/46	1,141,328	1,236,177
3.500%, 05/01/47	526,512	562,126
3.500%, 09/01/47	1,055,781	1,120,750
3.500%, 12/01/47	662,509	704,078
3.500%, 01/01/48	816,594	864,441
3.500%, 02/01/48	726,395	773,065
3.500%, 07/01/48	795,151	849,682
3.500%, 11/01/48	184,112	194,626
4.000%, 10/01/40	562,712	621,319
4.000%, 11/01/40	248,324	273,854
4.000%, 12/01/40	173,892	191,478
4.000%, 02/01/41	86,168	94,901
4.000%, 03/01/41	215,143	237,372
4.000%, 08/01/42	130,413	144,121
4.000%, 09/01/42	188,214	207,995
4.000%, 03/01/45	28,483	30,974
4.000%, 07/01/45	168,469	187,635
4.000%, 05/01/46	84,754	91,310
4.000%, 06/01/46	199,841	216,701
4.000%, 04/01/47	230,009	254,945
4.000%, 10/01/47	1,302,873	1,398,240
4.000%, 05/01/48	663,381	708,274
4.000%, 09/01/48	573,926	612,094
Fannie Mae 30 Yr. Pool
4.000%, 01/01/49	886,211	944,247
4.500%, 10/01/40	476,296	534,490

Agency Sponsored Mortgage - Backed—(Continued)
4.500%, 09/01/41	53,336	$59,919
4.500%, 10/01/41	218,443	245,651
4.500%, 08/01/42	70,435	79,258
4.500%, 09/01/43	1,160,276	1,297,455
4.500%, 10/01/43	146,488	163,677
4.500%, 12/01/43	116,396	130,339
4.500%, 01/01/44	376,482	423,424
4.500%, 04/01/49	402,210	434,935
5.000%, 04/01/33	2,107	2,355
5.000%, 07/01/33	6,595	7,482
5.000%, 09/01/33	110,252	126,497
5.000%, 11/01/33	28,561	32,830
5.000%, 12/01/33	11,451	13,152
5.000%, 02/01/34	5,193	5,968
5.000%, 03/01/34	2,458	2,824
5.000%, 04/01/34	2,333	2,681
5.000%, 06/01/34	2,304	2,647
5.000%, 07/01/34	33,765	38,822
5.000%, 10/01/34	82,885	95,047
5.000%, 07/01/35	58,583	67,305
5.000%, 10/01/35	64,194	73,781
5.000%, 12/01/35	50,933	58,548
5.000%, 08/01/36	44,514	51,160
5.000%, 07/01/37	26,119	30,015
5.000%, 07/01/41	41,702	47,812
5.000%, 08/01/41	19,863	22,830
5.000%, 03/01/49	3,074,879	3,370,878
5.500%, 08/01/28	20,691	22,942
5.500%, 04/01/33	31,241	36,635
5.500%, 08/01/37	186,425	219,501
5.500%, 04/01/41	14,213	16,395
6.000%, 03/01/28	886	988
6.000%, 02/01/34	128,615	151,935
6.000%, 08/01/34	68,820	81,498
6.000%, 04/01/35	571,558	673,717
6.000%, 02/01/38	43,228	50,756
6.000%, 03/01/38	15,076	17,800
6.000%, 05/01/38	47,588	56,010
6.000%, 10/01/38	13,732	16,215
6.000%, 12/01/38	16,351	19,198
6.500%, 05/01/40	328,842	395,398
Fannie Mae ARM Pool
3.197%, 12M LIBOR + 1.777%, 06/01/41 (e)	84,068	87,889
3.245%, 12M LIBOR + 1.819%, 09/01/41 (e)	46,053	48,066
3.750%, 12M LIBOR + 1.750%, 03/01/41 (e)	20,568	20,661
3.760%, 12M LIBOR + 1.784%, 12/01/40 (e)	32,317	33,661
3.820%, 12M LIBOR + 1.820%, 03/01/41 (e)	10,191	10,255
Fannie Mae Connecticut Avenue Securities (CMO)
3.698%, 1M LIBOR + 3.550%, 07/25/29 (e)	275,897	283,817
4.498%, 1M LIBOR + 4.350%, 05/25/29 (e)	438,985	453,574
5.048%, 1M LIBOR + 4.900%, 11/25/24 (e)	186,873	193,765
5.848%, 1M LIBOR + 5.700%, 04/25/28 (e)	88,006	91,099
6.148%, 1M LIBOR + 6.000%, 09/25/28 (e)	67,346	71,269
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	282,014	293,961
4.000%, 05/25/27 (f)	176,786	11,237

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
2.430%, 08/01/26	196,300	$212,004
3.240%, 12/01/26	78,476	88,223
3.410%, 08/01/27	461,277	525,513
3.500%, 09/01/57	1,632,149	1,801,881
3.500%, 05/01/58	978,621	1,080,389
4.000%, 06/01/41	664,146	723,470
4.500%, 01/01/51	1,242,582	1,390,988
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (g)	20,444	18,646
Zero Coupon, 06/25/36 (g)	169,929	159,425
1.750%, 12/25/42	392,800	403,745
2.000%, 08/25/43	147,097	148,053
2.499%, 05/25/46 (e) (f)	446,450	24,336
2.500%, 06/25/28 (f)	113,516	6,518
2.694%, 06/25/55 (e) (f)	347,131	20,276
2.813%, 04/25/55 (e) (f)	451,990	25,830
2.994%, 08/25/44 (e) (f)	365,737	22,094
3.000%, 02/25/27 (f)	259,195	12,550
3.000%, 09/25/27 (f)	96,580	6,245
3.000%, 01/25/28 (f)	644,730	39,605
3.000%, 05/25/47	264,230	273,688
3.000%, 09/25/47	962,993	1,035,059
3.000%, 10/25/48	764,828	824,774
3.000%, 08/25/49	814,209	877,266
3.500%, 05/25/27 (f)	277,863	19,262
3.500%, 10/25/27 (f)	177,598	13,212
3.500%, 05/25/30 (f)	201,574	17,140
3.500%, 08/25/30 (f)	59,367	4,810
3.500%, 02/25/31 (f)	126,615	8,064
3.500%, 03/25/34 (f)	1,477,837	112,765
3.500%, 09/25/35 (f)	132,686	14,520
3.500%, 11/25/39 (f)	1,145,184	120,421
3.500%, 04/25/46	153,470	178,035
3.500%, 10/25/46 (f)	133,500	20,781
3.500%, 11/25/47	820,186	895,314
3.500%, 02/25/48	213,801	224,600
3.500%, 12/25/58	1,025,274	1,132,478
4.000%, 03/25/42 (f)	84,068	8,433
4.000%, 11/25/42 (f)	48,170	6,976
4.500%, 07/25/27 (f)	77,566	5,233
5.000%, 12/25/43 (f)	627,550	88,581
5.000%, 06/25/48 (f)	639,330	120,373
5.474%, 05/25/42 (e) (f)	35,639	3,231
5.500%, 04/25/35	277,922	327,607
5.500%, 04/25/37	90,901	106,932
5.500%, 11/25/40 (f)	645,115	105,963
5.500%, 09/25/44 (f)	415,814	89,524
5.500%, 06/25/48 (f)	439,745	87,088
6.000%, 01/25/42 (f)	406,541	57,506
6.000%, 09/25/47 (f)	288,397	65,084
Fannie Mae-ACES
0.346%, 01/25/30 (e) (f)	2,040,993	45,728
1.332%, 06/25/34 (e) (f)	4,260,128	544,866
1.568%, 05/25/29 (e) (f)	2,681,647	261,062

Agency Sponsored Mortgage - Backed—(Continued)
2.242%, 01/25/22 (e) (f)	289,965	3,801
3.329%, 10/25/23 (e)	354,935	377,223
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	378,612	397,678
3.000%, 08/01/29	236,337	254,546
3.000%, 04/01/33	629,757	661,170
Freddie Mac 15 Yr. Pool 3.000%, 10/01/32	543,987	571,064
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/36	824,271	866,102
3.000%, 01/01/37	624,866	656,294
3.500%, 08/01/34	509,986	550,641
5.000%, 03/01/27	44,915	49,190
5.000%, 02/01/28	146,657	161,747
5.000%, 03/01/28	69,205	76,098
5.000%, 05/01/28	248,809	274,356
5.000%, 05/01/30	254,419	286,013
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	12,077	12,743
3.000%, 08/01/46	1,127,751	1,186,323
3.000%, 10/01/46	1,149,996	1,209,677
3.000%, 11/01/46	1,962,047	2,092,398
3.000%, 12/01/46	608,161	647,033
3.000%, 01/01/47	659,116	694,176
3.500%, 08/01/42	92,270	103,864
3.500%, 11/01/42	132,953	145,266
3.500%, 06/01/46	168,563	179,622
3.500%, 10/01/47	766,543	812,376
3.500%, 03/01/48	510,189	557,808
4.000%, 05/01/42	537,142	591,573
4.000%, 08/01/42	145,691	161,041
4.000%, 09/01/42	225,767	249,556
4.000%, 07/01/44	28,861	31,436
4.000%, 02/01/46	237,837	259,223
4.000%, 09/01/48	114,552	122,306
4.500%, 09/01/43	73,962	82,720
4.500%, 11/01/43	702,474	788,189
5.000%, 03/01/38	48,458	55,805
5.000%, 05/01/39	4,581	5,223
5.000%, 06/01/41	339,238	385,162
5.000%, 03/01/49	326,814	357,927
5.500%, 07/01/33	74,324	87,327
5.500%, 04/01/39	33,700	39,077
5.500%, 06/01/41	124,414	144,454
Freddie Mac 30 Yr. Pool
3.500%, 12/01/48	522,169	552,137
5.000%, 06/01/49	427,286	467,829
Freddie Mac ARM Non-Gold Pool 3.900%, 12M LIBOR + 1.900%, 02/01/41 (e)	34,523	35,853
Freddie Mac Multifamily Structured Pass Through Certificates
1.213%, 06/25/30 (e) (f)	3,049,646	285,131
1.536%, 05/25/30 (e) (f)	2,364,740	279,958
1.682%, 05/25/30 (e) (f)	1,490,606	191,943
Freddie Mac Multifamily Structured Pass-Through Certificates
0.742%, 03/25/27 (e) (f)	4,328,394	151,855
0.751%, 10/25/26 (e) (f)	1,152,705	38,917

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
0.888%, 06/25/27 (e) (f)	2,447,996	$109,132
1.127%, 01/25/30 (e) (f)	2,517,944	224,468
1.543%, 06/25/22 (e) (f)	1,707,150	31,344
1.730%, 03/25/22 (e) (f)	1,227,097	23,205
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (g)	19,375	19,001
1.750%, 10/15/42	315,282	322,945
2.500%, 05/15/28 (f)	124,054	7,879
3.000%, 03/15/28 (f)	303,277	18,944
3.000%, 05/15/32 (f)	138,589	7,191
3.000%, 03/15/33 (f)	126,845	12,425
3.000%, 08/15/43	1,056,000	1,125,984
3.000%, 05/15/46	430,798	460,928
3.250%, 11/15/41	188,882	205,958
3.500%, 06/15/26 (f)	124,197	3,946
3.500%, 09/15/26 (f)	58,622	3,761
3.500%, 03/15/27 (f)	89,570	5,383
3.500%, 03/15/41 (f)	196,439	11,978
4.000%, 07/15/27 (f)	336,497	20,740
4.000%, 03/15/28 (f)	166,576	10,794
4.000%, 06/15/28 (f)	93,572	6,709
4.000%, 07/15/30 (f)	212,833	20,541
4.000%, 05/25/40 (f)	739,129	73,741
4.000%, 11/15/40	232,000	266,895
4.750%, 07/15/39	368,579	421,402
5.000%, 09/15/33 (f)	165,663	29,106
5.000%, 02/15/48 (f)	245,749	43,266
5.500%, 08/15/33	45,568	53,080
5.500%, 07/15/36	95,431	112,058
5.500%, 06/15/46	127,680	151,142
6.500%, 07/15/36	124,996	144,865
6.500%, 04/15/39 (f)	582,157	131,453
Freddie Mac STACR Trust (CMO)
1.998%, 1M LIBOR + 1.850%, 09/25/49 (144A) (e)	343,975	336,280
2.198%, 1M LIBOR + 2.050%, 07/25/49 (144A) (e)	465,203	455,414
2.498%, 1M LIBOR + 2.350%, 02/25/49 (144A) (e)	846,986	838,881
2.598%, 1M LIBOR + 2.450%, 03/25/49 (144A) (e)	548,996	539,724
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	22,952	24,676
3.000%, 02/15/45	49,447	51,510
3.000%, 04/15/45	545,300	567,585
3.000%, 05/15/45	1,021,199	1,063,660
3.000%, 07/15/45	19,890	20,691
3.875%, 08/15/42	513,553	562,659
4.000%, 09/15/42	563,772	611,500
4.500%, 04/15/41	401,742	446,895
4.500%, 02/15/42	821,501	911,240
5.000%, 12/15/38	30,848	35,309
5.000%, 04/15/39	580,816	664,840
5.000%, 07/15/39	48,436	55,137
5.000%, 12/15/40	80,682	91,844
5.500%, 12/15/40	282,876	328,964
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (h)	4,505,000	4,725,859
3.000%, 07/20/50	6,465,673	6,820,668
3.000%, TBA (h)	2,755,000	2,883,962

Agency Sponsored Mortgage - Backed—(Continued)
3.500%, 07/20/46	219,581	234,486
3.500%, 10/20/46	223,641	239,207
3.500%, 02/20/47	1,066,915	1,133,576
3.500%, 08/20/47	211,306	225,512
3.500%, 11/20/47	245,429	261,924
3.500%, 03/20/48	316,958	335,913
3.500%, 07/20/49	1,111,706	1,169,777
3.500%, TBA (h)	13,237,000	13,944,864
4.000%, 08/20/45	730,253	787,491
4.000%, 11/20/47	226,493	250,780
4.000%, 03/20/48	720,540	784,127
4.000%, 07/20/48	1,337,941	1,426,634
4.000%, TBA (h)	4,222,000	4,485,875
4.500%, 01/20/46	81,402	90,382
4.500%, TBA (h)	3,490,000	3,739,889
5.000%, 10/20/39	12,940	14,762
5.000%, TBA (h)	616,000	670,550
Government National Mortgage Association (CMO)
0.712%, 02/16/53 (e) (f)	1,417,644	53,462
1.750%, 09/20/43	279,394	285,359
2.000%, 01/20/42	268,566	276,344
2.500%, 12/16/39	248,874	261,024
2.500%, 07/20/41	422,980	444,638
3.000%, 09/20/28 (f)	121,821	8,599
3.000%, 05/20/35 (f)	1,566,249	111,027
3.000%, 02/16/43 (f)	96,455	12,513
3.000%, 10/20/47	272,830	285,049
3.500%, 02/16/27 (f)	51,432	3,556
3.500%, 03/20/27 (f)	127,825	9,806
3.500%, 10/20/29 (f)	702,963	62,453
3.500%, 07/20/40 (f)	133,618	8,161
3.500%, 02/20/41 (f)	182,811	9,750
3.500%, 04/20/42 (f)	343,144	24,324
3.500%, 10/20/42 (f)	551,344	77,320
3.500%, 05/20/43 (f)	80,368	10,281
3.500%, 07/20/43 (f)	274,475	30,142
4.000%, 12/16/26 (f)	31,518	2,087
4.000%, 05/20/29 (f)	518,195	35,913
4.000%, 05/16/42 (f)	62,125	8,129
4.000%, 03/20/43 (f)	103,892	16,835
4.000%, 01/20/44 (f)	50,228	8,690
4.000%, 11/20/44 (f)	826,060	124,731
4.000%, 03/20/47 (f)	398,258	50,041
4.500%, 04/20/45 (f)	163,317	28,268
4.500%, 08/20/45 (f)	737,409	123,687
4.500%, 05/20/48 (f)	630,856	86,762
5.000%, 02/16/40 (f)	453,760	82,725
5.000%, 10/16/41 (f)	214,055	37,380
5.000%, 12/20/43 (f)	477,545	98,403
5.000%, 01/16/47 (f)	107,484	19,850
5.500%, 03/20/39 (f)	311,540	52,234
5.500%, 02/16/47 (f)	292,683	52,252
Government National Mortgage Association (CMO)
5.500%, 02/20/47 (f)	183,644	35,647
6.000%, 09/20/40 (f)	343,951	64,161
6.000%, 02/20/46 (f)	290,631	60,092

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (h)	7,475,000	$7,646,107
2.000%, TBA (h)	635,000	659,805
2.500%, TBA (h)	1,220,000	1,273,756
3.000%, TBA (h)	334,000	350,478
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (h)	40,952,000	42,279,770
2.500%, TBA (h)	4,250,000	4,452,986
3.000%, TBA (h)	14,555,000	15,248,619
3.500%, TBA (h)	3,562,000	3,755,266
4.000%, TBA (h)	428,000	456,422
4.500%, TBA (h)	2,400,000	2,596,219
6.000%, TBA (h)	1,000,000	1,116,758

		205,391,694

U.S. Treasury—5.3%
U.S. Treasury Bonds
2.250%, 08/15/49	2,280,000	2,711,330
2.875%, 08/15/45 (i)	19,040,000	25,014,544
2.875%, 11/15/46 (i)	1,200,000	1,586,015
3.125%, 08/15/44 (i)	6,010,000	8,177,826
3.125%, 05/15/48 (i)	2,465,000	3,426,928
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/48 (i) (j)	871,940	1,198,781
1.000%, 02/15/49 (i) (j)	581,668	808,874
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/30 (j)	3,844,572	4,271,430
0.625%, 01/15/26 (j)	27,257	30,037
0.875%, 01/15/29 (j)	1,538,940	1,791,623
U.S. Treasury Notes
0.625%, 05/15/30	9,335,000	9,301,452
0.625%, 08/15/30	5,120,000	5,094,400
2.875%, 05/31/25 (i)	3,850,000	4,316,812

		67,730,052

Total U.S. Treasury & Government Agencies (Cost $268,798,524)		273,121,746

Corporate Bonds & Notes—13.4%

Advertising—0.0%
Lamar Media Corp. 3.750%, 02/15/28 (144A)	35,000	34,825

Aerospace/Defense—0.3%
Boeing Co. (The)
3.250%, 02/01/35	170,000	159,647
5.040%, 05/01/27	225,000	247,008
5.150%, 05/01/30	300,000	336,074
General Dynamics Corp. 4.250%, 04/01/40	175,000	219,785
L3Harris Technologies, Inc.
2.900%, 12/15/29	355,000	387,415
3.850%, 06/15/23	480,000	519,643

Aerospace/Defense—(Continued)
Northrop Grumman Corp. 5.150%, 05/01/40	440,000	590,456
Raytheon Technologies Corp.
3.650%, 08/16/23	7,000	7,563
3.950%, 08/16/25	345,000	392,202
4.450%, 11/16/38	285,000	350,368
4.625%, 11/16/48	90,000	117,025

		3,327,186

Agriculture—0.4%
Altria Group, Inc.
2.350%, 05/06/25	150,000	158,129
2.625%, 09/16/26	140,000	150,129
3.875%, 09/16/46	190,000	194,599
4.400%, 02/14/26	190,000	218,746
4.800%, 02/14/29	395,000	468,440
5.375%, 01/31/44	310,000	382,431
5.800%, 02/14/39	200,000	255,174
5.950%, 02/14/49 (b)	55,000	73,734
Archer-Daniels-Midland Co. 3.250%, 03/27/30	205,000	234,273
BAT Capital Corp.
2.259%, 03/25/28	510,000	511,243
2.789%, 09/06/24	565,000	596,547
BAT International Finance plc 1.668%, 03/25/26	530,000	531,673
Kernel Holding S.A.
6.500%, 10/17/24	520,000	518,700
Philip Morris International, Inc. 2.100%, 05/01/30	485,000	498,532

		4,792,350

Apparel—0.0%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A) (b)	110,000	117,425
William Carter Co. (The) 5.625%, 03/15/27 (144A)	50,000	52,187

		169,612

Auto Manufacturers—0.0%
General Motors Co.
5.200%, 04/01/45 (b)	265,000	285,029
6.125%, 10/01/25	120,000	139,371

		424,400

Banks—2.2%
Bank of America Corp.
2.456%, 3M LIBOR + 0.870%, 10/22/25 (e)	485,000	511,439
3.194%, 3M LIBOR + 1.180%, 07/23/30 (e)	45,000	49,717
3.366%, 3M LIBOR + 0.810%, 01/23/26 (e)	450,000	490,311
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	935,000	1,055,729
4.083%, 3M LIBOR + 3.150%, 03/20/51 (e)	1,180,000	1,458,021
7.750%, 05/14/38	630,000	1,042,619

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp. (The) 2.100%, 10/24/24	515,000	$545,154
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (e)	465,000	479,539
Citigroup, Inc.
3.200%, 10/21/26	210,000	231,552
3.352%, 3M LIBOR + 0.897%, 04/24/25 (e)	495,000	535,467
3.980%, 3M LIBOR + 1.338%, 03/20/30 (e)	845,000	973,539
4.412%, SOFR + 3.914%, 03/31/31 (e)	425,000	509,721
4.450%, 09/29/27	55,000	63,708
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (e)	845,000	905,112
Danske Bank A/S
5.000%, 01/12/22 (144A)	430,000	451,714
5.375%, 01/12/24 (144A)	450,000	506,089
Fifth Third Bancorp 2.375%, 01/28/25	375,000	397,064
Goldman Sachs Group, Inc. (The)
2.905%, 3M LIBOR + 0.990%, 07/24/23 (e)	1,085,000	1,124,938
4.017%, 3M LIBOR + 1.373%, 10/31/38 (e)	155,000	180,542
6.250%, 02/01/41	245,000	365,724
6.750%, 10/01/37	410,000	593,252
JPMorgan Chase & Co.
2.956%, SOFR + 2.515%, 05/13/31 (e)	85,000	90,857
3.109%, SOFR + 2.460%, 04/22/41 (e)	205,000	223,262
3.109%, SOFR + 2.440%, 04/22/51 (e)	185,000	195,780
3.220%, 3M LIBOR + 1.155%, 03/01/25 (e)	550,000	591,116
3.509%, 3M LIBOR + 0.945%, 01/23/29 (e)	525,000	590,210
3.702%, 3M LIBOR + 1.160%, 05/06/30 (e)	390,000	447,321
3.960%, 3M LIBOR + 1.245%, 01/29/27 (e)	1,475,000	1,682,138
4.005%, 3M LIBOR + 1.120%, 04/23/29 (e)	410,000	474,669
Landsbanki Islands Zero Coupon, 08/25/20 (c) (d) (k)	320,000	0
Metro Bank plc 5.500%, 5Y UK GILT + 4.458%, 06/26/28 (GBP) (e)	300,000	154,648
Morgan Stanley
2.500%, 04/21/21	680,000	688,231
2.699%, SOFR + 1.143%, 01/22/31 (e)	355,000	378,998
3.125%, 07/27/26	180,000	198,707
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	550,000	618,270
3.625%, 01/20/27	400,000	451,846
4.000%, 07/23/25	180,000	203,104
4.431%, 3M LIBOR + 1.628%, 01/23/30 (e)	75,000	89,710
5.000%, 11/24/25	322,000	377,695
PNC Bank N.A. 2.700%, 10/22/29	250,000	270,421
PNC Financial Services Group, Inc. (The) 2.200%, 11/01/24	270,000	285,979
Santander Holdings USA, Inc. 3.700%, 03/28/22	330,000	342,056
State Street Corp.
2.354%, SOFR + 0.940%, 11/01/25 (e)	490,000	518,575
2.901%, SOFR + 2.600%, 03/30/26 (144A) (e)	225,000	244,521
Truist Bank 2.250%, 03/11/30	1,150,000	1,183,837

Banks—(Continued)
UBS Group Funding Switzerland AG
2.650%, 02/01/22 (144A)	420,000	432,015
5.750%, 5Y EUR Swap + 5.287%, 02/19/22 (EUR) (e)	250,000	304,837
7.000%, 5Y USD Swap + 4.866%, 02/19/25 (e)	200,000	222,250
UniCredit S.p.A. 6.572%, 01/14/22 (144A)	605,000	642,006
Wells Fargo & Co.
2.406%, 3M LIBOR + 0.825%, 10/30/25 (e)	735,000	770,055
2.625%, 07/22/22	215,000	223,031
3.000%, 04/22/26	310,000	337,179
3.000%, 10/23/26	200,000	218,316
3.069%, 01/24/23	960,000	990,132
3.750%, 01/24/24	410,000	445,409
4.900%, 11/17/45	290,000	367,206

		27,725,338

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	544,000	580,232
4.600%, 04/15/48	280,000	333,185
4.750%, 04/15/58	100,000	121,622
5.450%, 01/23/39	1,113,000	1,438,686
Constellation Brands, Inc.
2.650%, 11/07/22	260,000	269,272
2.875%, 05/01/30	95,000	102,505
3.150%, 08/01/29	418,000	456,240
3.600%, 02/15/28	587,000	663,384
4.650%, 11/15/28	125,000	150,430
Diageo Capital plc 2.000%, 04/29/30	680,000	700,009
PepsiCo, Inc. 3.625%, 03/19/50	300,000	363,765

		5,179,330

Biotechnology—0.3%
Amgen, Inc.
2.200%, 02/21/27	225,000	237,354
2.300%, 02/25/31	1,075,000	1,126,553
3.150%, 02/21/40	195,000	206,902
3.375%, 02/21/50	240,000	259,211
Baxalta, Inc. 3.600%, 06/23/22	17,000	17,706
Gilead Sciences, Inc. 1.650%, 10/01/30	885,000	883,253
Royalty Pharma plc 1.750%, 09/02/27 (144A)	40,000	39,965
2.200%, 09/02/30 (144A)	755,000	750,587
3.300%, 09/02/40 (144A)	200,000	195,949
3.550%, 09/02/50 (144A) (b)	145,000	139,924

		3,857,404

Building Materials—0.1%
Carrier Global Corp.
2.700%, 02/15/31 (144A)	355,000	369,581
2.722%, 02/15/30 (144A)	80,000	83,537

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	175,000	$172,724
5.000%, 02/15/27 (144A)	10,000	10,400

		636,242

Chemicals—0.2%
Alpek S.A.B. de C.V. 4.250%, 09/18/29 (144A)	345,000	340,688
Chemours Co. (The) 5.375%, 05/15/27 (b)	60,000	59,700
Dow Chemical Co. (The)
3.600%, 11/15/50	315,000	319,300
4.800%, 05/15/49 (b)	120,000	142,497
DuPont de Nemours, Inc. 4.205%, 11/15/23	525,000	577,085
Olin Corp. 5.125%, 09/15/27	60,000	59,400
Sherwin-Williams Co. (The)
3.300%, 05/15/50	115,000	120,897
4.500%, 06/01/47	105,000	130,516
Syngenta Finance NV 4.892%, 04/24/25 (144A)	385,000	417,340

		2,167,423

Commercial Services—0.4%
Ashtead Capital, Inc. 4.375%, 08/15/27 (144A)	1,000,000	1,040,000
Equifax, Inc.
2.600%, 12/15/25	237,000	253,683
3.100%, 05/15/30	75,000	81,655
Gartner, Inc. 3.750%, 10/01/30 (144A)	165,000	166,906
Global Payments, Inc.
2.900%, 05/15/30	325,000	347,518
3.200%, 08/15/29	150,000	163,622
Howard University
2.291%, 10/01/26	100,000	102,055
2.701%, 10/01/29	260,000	265,076
2.801%, 10/01/30	100,000	103,125
2.901%, 10/01/31	100,000	104,309
3.476%, 10/01/41	115,000	116,988
IHS Markit, Ltd. 4.125%, 08/01/23	940,000	1,022,250
Service Corp. International
3.375%, 08/15/30	630,000	630,787
5.125%, 06/01/29 (b)	858,000	950,775
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	86,912
4.875%, 01/15/28	65,000	68,250

		5,503,911

Computers—0.3%
Apple, Inc.
2.200%, 09/11/29	410,000	440,631
2.650%, 05/11/50	110,000	114,183
3.450%, 02/09/45	215,000	254,750

Computers—(Continued)
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	480,000	492,744
HP, Inc.
2.200%, 06/17/25	265,000	277,602
3.000%, 06/17/27	265,000	286,334
International Business Machines Corp.
1.950%, 05/15/30	570,000	586,746
3.500%, 05/15/29 (b)	460,000	531,136
4.250%, 05/15/49	100,000	124,561
4.700%, 02/19/46 (b)	205,000	276,148
Leidos, Inc. 3.625%, 05/15/25 (144A)	235,000	260,650
Western Digital Corp. 4.750%, 02/15/26 (b)	60,000	64,800

		3,710,285

Distribution/Wholesale—0.0%
HD Supply, Inc. 5.375%, 10/15/26 (144A)	50,000	52,500

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875%, 01/23/28 (b)	300,000	276,376
Capital One Financial Corp. 3.900%, 01/29/24	390,000	424,446
GE Capital Funding LLC 4.400%, 05/15/30 (144A) (b)	475,000	510,578
GE Capital International Funding Co. 4.418%, 11/15/35	200,000	211,368
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	1,355,000	1,461,990
Mastercard, Inc. 3.350%, 03/26/30	105,000	122,787
Navient Corp. 5.875%, 03/25/21	20,000	20,125
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	970,000	936,132

		3,963,802

Electric—1.2%
AES Corp. (The)
3.300%, 07/15/25 (144A)	335,000	356,896
5.125%, 09/01/27	10,000	10,651
Alabama Power Co. 4.150%, 08/15/44	285,000	347,411
Berkshire Hathaway Energy Co. 3.250%, 04/15/28	245,000	277,644
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	215,000	214,463
Cleco Corporate Holdings LLC
3.375%, 09/15/29	255,000	258,460
3.743%, 05/01/26 (b)	105,000	111,994
4.973%, 05/01/46	20,000	22,127
Commonwealth Edison Co. 3.650%, 06/15/46	325,000	382,832

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	85,000	$107,377
Dominion Energy South Carolina, Inc. 5.100%, 06/01/65	95,000	141,659
Dominion Energy, Inc. 3.375%, 04/01/30	110,000	123,909
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	341,082
Duke Energy Florida LLC 3.400%, 10/01/46	225,000	252,143
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	405,996
Evergy Metro, Inc. 2.250%, 06/01/30	10,000	10,581
Evergy, Inc.
2.450%, 09/15/24	165,000	174,639
2.900%, 09/15/29	450,000	482,686
Exelon Corp.
2.450%, 04/15/21	80,000	80,692
3.950%, 06/15/25	585,000	659,264
FirstEnergy Corp.
1.600%, 01/15/26	65,000	64,581
2.250%, 09/01/30 (b)	170,000	166,145
Florida Power & Light Co. 3.990%, 03/01/49	80,000	102,196
Georgia Power Co.
2.100%, 07/30/23	530,000	553,229
4.300%, 03/15/42	365,000	436,058
IPALCO Enterprises, Inc.
3.700%, 09/01/24	335,000	362,905
4.250%, 05/01/30 (144A)	985,000	1,113,766
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	395,000	424,472
MidAmerican Energy Co.
3.150%, 04/15/50	205,000	226,607
3.650%, 08/01/48	85,000	100,152
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/30	310,000	322,617
Oglethorpe Power Corp.
3.750%, 08/01/50 (144A)	65,000	64,595
5.050%, 10/01/48	260,000	306,770
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	80,000	87,667
5.750%, 03/15/29	110,000	144,481
Pacific Gas & Electric Co. 2.500%, 02/01/31	840,000	799,795
PacifiCorp.
4.125%, 01/15/49	63,000	78,490
4.150%, 02/15/50	80,000	99,984
Public Service Electric & Gas Co. 3.800%, 03/01/46	90,000	108,894
Public Service Enterprise Group, Inc.
1.600%, 08/15/30	630,000	619,562
2.875%, 06/15/24	415,000	443,984
Puget Energy, Inc.
3.650%, 05/15/25	470,000	504,513
4.100%, 06/15/30 (144A)	360,000	401,579

Electric—(Continued)
Sempra Energy
3.400%, 02/01/28	365,000	401,223
3.800%, 02/01/38	165,000	184,138
4.000%, 02/01/48	50,000	56,265
Southern California Edison Co.
2.250%, 06/01/30 (b)	290,000	290,780
2.850%, 08/01/29	315,000	330,756
3.650%, 02/01/50	245,000	254,534
4.125%, 03/01/48	69,000	75,426
Southern Co. (The)
2.950%, 07/01/23 (b)	130,000	138,138
3.250%, 07/01/26	335,000	373,655
3.700%, 04/30/30 (b)	445,000	507,665
Union Electric Co. 4.000%, 04/01/48	85,000	104,259

		15,012,387

Electronics—0.0%
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	120,000	129,000

Engineering & Construction—0.1%
International Airport Finance S.A. 12.000%, 03/15/33 (144A)	937,822	822,939

Entertainment—0.0%
WMG Acquisition Corp. 3.875%, 07/15/30 (144A)	55,000	56,716

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,205,000	1,250,187
5.125%, 07/15/29 (144A)	25,000	27,122
Waste Management, Inc. 4.150%, 07/15/49	55,000	70,059

		1,347,368

Food—0.2%
Conagra Brands, Inc.
4.300%, 05/01/24	175,000	195,222
4.600%, 11/01/25	55,000	63,837
4.850%, 11/01/28 (b)	234,000	285,620
5.400%, 11/01/48	55,000	74,202
Kellogg Co. 3.400%, 11/15/27	270,000	304,281
Kraft Heinz Foods Co.
3.750%, 04/01/30 (144A)	15,000	15,834
4.250%, 03/01/31 (144A)	20,000	21,928
Minerva Luxembourg S.A. 6.500%, 09/20/26	485,000	504,405
Mondelez International, Inc.
1.500%, 05/04/25	200,000	205,286
1.500%, 02/04/31	340,000	331,248
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	635,000	673,430

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Sysco Corp. 5.950%, 04/01/30	245,000	$309,177
TreeHouse Foods, Inc. 6.000%, 02/15/24 (144A)	60,000	61,500

		3,045,970

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A) (b)	200,000	201,500

Forest Products & Paper—0.1%
Suzano Austria GmbH 5.000%, 01/15/30	950,000	1,023,625

Gas—0.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	95,000	104,427
Dominion Energy Gas Holdings LLC 2.500%, 11/15/24	475,000	504,809
NiSource, Inc.
3.490%, 05/15/27	425,000	473,451
3.600%, 05/01/30	530,000	603,522

		1,686,209

Healthcare-Products—0.2%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	400,000	434,529
3.000%, 09/23/29 (144A)	265,000	286,431
Baxter International, Inc. 3.950%, 04/01/30 (144A)	195,000	233,460
Boston Scientific Corp.
1.900%, 06/01/25 (b)	225,000	235,057
3.750%, 03/01/26	745,000	848,792
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 (144A) (b)	120,000	124,194
Teleflex, Inc. 4.250%, 06/01/28 (144A)	85,000	87,975
Thermo Fisher Scientific, Inc. 3.000%, 04/15/23	45,000	47,593
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/26	690,000	757,024

		3,055,055

Healthcare-Services—0.3%
Anthem, Inc.
3.500%, 08/15/24	225,000	245,950
4.625%, 05/15/42	170,000	212,723
Centene Corp.
3.375%, 02/15/30 (b)	20,000	20,750
4.250%, 12/15/27	110,000	115,107
4.625%, 12/15/29	220,000	237,305
CommonSpirit Health 3.347%, 10/01/29	80,000	84,748
Quest Diagnostics, Inc. 2.800%, 06/30/31 (b)	195,000	210,442

Healthcare-Services—(Continued)
Rede D’or Finance Sarl 4.500%, 01/22/30 (144A)	1,210,000	1,146,475
UnitedHealth Group, Inc.
2.000%, 05/15/30 (b)	305,000	318,682
2.375%, 08/15/24	325,000	345,610
2.875%, 08/15/29	275,000	306,021
3.500%, 08/15/39	190,000	217,889
4.750%, 07/15/45	70,000	94,435

		3,556,137

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	125,000	142,719
PulteGroup, Inc. 5.500%, 03/01/26	1,325,000	1,510,500
Toll Brothers Finance Corp. 4.875%, 11/15/25	130,000	143,000

		1,796,219

Insurance—0.4%
American International Group, Inc. 2.500%, 06/30/25	885,000	945,800
Aon Corp. 2.200%, 11/15/22	350,000	362,113
Genworth Holdings, Inc. 4.900%, 08/15/23 (b)	90,000	82,800
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	330,000	365,762
4.375%, 03/15/29	140,000	169,947
4.750%, 03/15/39	245,000	321,977
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/70 (144A)	83,000	85,335
MGIC Investment Corp. 5.750%, 08/15/23	90,000	95,512
New York Life Global Funding 2.000%, 01/22/25 (144A)	595,000	625,537
Progressive Corp. (The) 3.200%, 03/26/30 (b)	285,000	326,251
Unum Group
4.000%, 06/15/29	145,000	158,969
4.500%, 03/15/25	315,000	349,899
4.500%, 12/15/49	230,000	222,426
Voya Financial, Inc. 4.800%, 06/15/46	10,000	12,175
Willis North America, Inc.
2.950%, 09/15/29	170,000	183,718
3.600%, 05/15/24	210,000	229,267
4.500%, 09/15/28	310,000	369,372

		4,906,860

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	810,000	907,735
Amazon.com, Inc.
1.500%, 06/03/30	40,000	40,838
3.875%, 08/22/37	470,000	584,428

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
NortonLifeLock, Inc. 5.000%, 04/15/25 (144A)	750,000	$767,573
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A)	425,000	433,299
2.390%, 06/03/30 (144A)	355,000	360,726
3.975%, 04/11/29 (144A)	700,000	795,174

		3,889,773

Iron/Steel—0.1%
Commercial Metals Co. 5.375%, 07/15/27	60,000	63,282
Metinvest B.V. 5.625%, 06/17/25 (144A) (EUR)	355,000	385,003
Steel Dynamics, Inc. 2.800%, 12/15/24	357,000	377,148
Vale Overseas, Ltd. 3.750%, 07/08/30	690,000	710,010

		1,535,443

Lodging—0.1%
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	796,000	797,990
5.125%, 05/01/26	35,000	35,919
Las Vegas Sands Corp. 3.500%, 08/18/26	220,000	222,885

		1,056,794

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A) (b)	30,000	31,162

Machinery-Diversified—0.1%
Otis Worldwide Corp. 2.565%, 02/15/30	1,560,000	1,675,456

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	215,000	222,719
4.500%, 08/15/30 (144A)	125,000	131,256
5.125%, 05/01/27 (144A)	15,000	15,783
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	50,000	57,794
5.125%, 07/01/49	105,000	121,497
5.750%, 04/01/48	290,000	358,636
6.484%, 10/23/45	1,420,000	1,892,877
6.834%, 10/23/55	90,000	124,393
Comcast Corp.
3.200%, 07/15/36	100,000	110,983
3.250%, 11/01/39	470,000	520,146
3.400%, 07/15/46	75,000	82,790
3.750%, 04/01/40	565,000	659,086
4.049%, 11/01/52	45,000	55,130
4.700%, 10/15/48	160,000	211,737
4.750%, 03/01/44	55,000	72,162
4.950%, 10/15/58	255,000	365,008

Media—(Continued)
COX Communications, Inc. 3.150%, 08/15/24 (144A)	1,165,000	1,253,772
CSC Holdings LLC 3.375%, 02/15/31 (144A)	1,035,000	1,002,139
Discovery Communications LLC
3.800%, 03/13/24	99,000	108,018
3.950%, 06/15/25	2,000	2,255
4.000%, 09/15/55 (144A)	531,000	535,969
5.300%, 05/15/49	147,000	180,087
DISH DBS Corp. 5.875%, 11/15/24	130,000	133,872
Time Warner Cable LLC
4.500%, 09/15/42	400,000	433,729
6.550%, 05/01/37	85,000	112,845
ViacomCBS, Inc.
4.200%, 05/19/32	220,000	251,123
4.950%, 01/15/31	1,425,000	1,704,104
5.875%, 3M LIBOR + 3.895%, 02/28/57 (e)	10,000	10,176
6.250%, 3M LIBOR + 3.899%, 02/28/57 (e)	15,000	16,463
Videotron, Ltd. 5.375%, 06/15/24 (144A)	145,000	158,050
Walt Disney Co. (The) 2.650%, 01/13/31	420,000	452,143

		11,356,742

Mining—0.1%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (b)	250,000	247,975
4.875%, 05/14/25 (144A)	520,000	592,168
5.625%, 04/01/30 (144A)	420,000	515,201
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	60,000	55,950

		1,411,294

Miscellaneous Manufacturing—0.0%
General Electric Co. 3.625%, 05/01/30	215,000	222,965
Trane Technologies Global Holding Co., Ltd. 2.900%, 02/21/21	210,000	212,016
Trane Technologies Luxembourg Finance S.A. 4.500%, 03/21/49	80,000	100,814

		535,795

Multi-National—0.0%
Inter-American Development Bank 7.250%, 06/10/21 (MXN)	10,375,000	473,980

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29 (b)	80,000	79,700
4.250%, 04/01/28	60,000	62,100

		141,800

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.3%
Apache Corp. 4.875%, 11/15/27	60,000	$56,700
BP Capital Markets America, Inc. 3.633%, 04/06/30 (b)	255,000	292,737
Equinor ASA
1.750%, 01/22/26	390,000	404,495
3.625%, 04/06/40	270,000	308,764
3.700%, 04/06/50	180,000	206,000
Exxon Mobil Corp.
4.227%, 03/19/40	355,000	434,205
4.327%, 03/19/50	10,000	12,429
Hess Corp.
7.125%, 03/15/33	127,000	152,891
7.300%, 08/15/31	170,000	207,770
Marathon Petroleum Corp. 4.700%, 05/01/25	445,000	502,291
Ovintiv, Inc.
6.500%, 08/15/34	11,000	10,254
6.500%, 02/01/38	10,000	9,088
7.375%, 11/01/31	15,000	14,981
Phillips 66 2.150%, 12/15/30	245,000	238,084
QEP Resources, Inc. 5.250%, 05/01/23	80,000	58,200
Saudi Arabian Oil Co. 2.875%, 04/16/24 (144A)	400,000	419,633
SM Energy Co.
6.125%, 11/15/22	55,000	42,788
6.750%, 09/15/26	15,000	6,675
Sunoco L.P. / Sunoco Finance Corp. 5.500%, 02/15/26	60,000	59,925
Tullow Oil plc 7.000%, 03/01/25 (144A)	500,000	232,500
Valero Energy Corp. 4.000%, 04/01/29	185,000	203,026
WPX Energy, Inc. 5.250%, 09/15/24	40,000	41,800
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) †	19,392,845	69,652

		3,984,888

Oil & Gas Services—0.1%
Borets Finance DAC 6.000%, 09/17/26 (144A)	1,030,000	1,027,631

Packaging & Containers—0.1%
Ball Corp. 4.000%, 11/15/23	1,060,000	1,125,190
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/23 (144A) (b)	150,000	157,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	75,000	75,937

		1,358,627

Pharmaceuticals—0.6%
AbbVie, Inc.
2.950%, 11/21/26 (144A)	575,000	626,365
3.200%, 11/21/29 (144A)	180,000	197,916
4.250%, 11/21/49 (144A)	390,000	460,649
4.625%, 10/01/42 (144A)	255,000	309,768
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	100,000	106,125
7.000%, 03/15/24 (144A)	30,000	31,050
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	535,000	611,594
4.875%, 06/25/48 (144A)	200,000	247,657
Becton Dickinson & Co.
2.823%, 05/20/30	70,000	75,437
3.363%, 06/06/24	925,000	1,000,665
CVS Health Corp.
4.125%, 04/01/40	590,000	670,838
5.050%, 03/25/48	10,000	12,717
5.125%, 07/20/45	315,000	396,529
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/25	535,000	607,517
Pfizer, Inc.
1.700%, 05/28/30	380,000	391,157
2.625%, 04/01/30	165,000	183,234
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	97,000	98,751
Takeda Pharmaceutical Co., Ltd.
2.050%, 03/31/30	205,000	207,619
3.025%, 07/09/40	200,000	206,582
3.175%, 07/09/50	200,000	204,720
Teva Pharmaceutical Finance Netherlands B.V. 3.150%, 10/01/26	650,000	573,625
Upjohn, Inc.
1.650%, 06/22/25 (144A)	165,000	168,865
2.300%, 06/22/27 (144A) (b)	130,000	134,165

		7,523,545

Pipelines—0.4%
Cheniere Energy Partners L.P. 4.500%, 10/01/29	10,000	10,255
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	19,784
4.950%, 04/01/22	26,000	26,130
5.600%, 04/01/44 (b)	50,000	45,673
Energy Transfer Operating L.P.
3.750%, 05/15/30	195,000	188,735
4.950%, 06/15/28	180,000	190,526
5.250%, 04/15/29	305,000	327,968
5.950%, 10/01/43	20,000	19,729
6.125%, 12/15/45	570,000	571,057
6.250%, 04/15/49 (b)	105,000	108,049
EQM Midstream Partners L.P. 6.500%, 07/01/27 (144A)	30,000	31,801
MPLX L.P.
1.750%, 03/01/26	110,000	109,750
4.125%, 03/01/27	320,000	353,309

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
MPLX L.P.
4.250%, 12/01/27	285,000	$320,240
4.700%, 04/15/48	260,000	262,939
5.200%, 03/01/47	65,000	69,709
6.250%, 10/15/22	41,000	41,044
ONEOK, Inc.
2.200%, 09/15/25	60,000	59,120
3.100%, 03/15/30	55,000	52,915
4.000%, 07/13/27	75,000	78,048
4.450%, 09/01/49	205,000	180,345
5.850%, 01/15/26	225,000	258,717
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (144A)	360,000	405,172
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	120,000	122,516
5.300%, 04/01/44	35,000	32,442
5.350%, 05/15/45	35,000	32,485
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31 (144A)	65,000	62,948
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	120,000	123,468
TransCanada PipeLines, Ltd.
4.100%, 04/15/30	380,000	437,960
4.625%, 03/01/34	240,000	283,188
Western Midstream Operating L.P. 5.050%, 02/01/30	30,000	29,247
Williams Cos., Inc. (The)
4.900%, 01/15/45	17,000	18,147
5.100%, 09/15/45 (b)	30,000	33,642
5.800%, 11/15/43	60,000	70,524
6.300%, 04/15/40	58,000	71,607

		5,049,189

Real Estate Investment Trusts—0.3%
American Tower Corp. 2.400%, 03/15/25	255,000	269,917
Brixmor Operating Partnership L.P. 4.050%, 07/01/30	540,000	579,340
Equinix, Inc. 1.800%, 07/15/27	75,000	75,658
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/31	515,000	536,130
5.300%, 01/15/29	235,000	261,712
5.750%, 06/01/28	270,000	308,256
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	583,165
3.168%, 04/09/47 (144A)	995,000	1,007,030
VEREIT Operating Partnership L.P. 3.400%, 01/15/28	110,000	114,564
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	35,000	35,163

		3,770,935

Retail—0.3%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	145,000	156,256
3.800%, 01/25/50 (144A)	85,000	93,209
AutoZone, Inc. 3.625%, 04/15/25	180,000	200,678
Home Depot, Inc. (The) 3.300%, 04/15/40	785,000	887,095
Lithia Motors, Inc. 4.625%, 12/15/27 (144A) (b)	120,000	123,900
Lowe’s Cos., Inc.
3.700%, 04/15/46	60,000	68,657
4.550%, 04/05/49	265,000	340,844
5.000%, 04/15/40	170,000	222,699
McDonald’s Corp.
3.350%, 04/01/23	330,000	352,310
3.625%, 09/01/49	385,000	430,047
4.200%, 04/01/50	145,000	176,076
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.875%, 03/01/27 (b)	75,000	76,781

		3,128,552

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	65,000	72,076
Broadcom, Inc. 5.000%, 04/15/30	1,325,000	1,562,825
Entegris, Inc.
4.375%, 04/15/28 (144A) (b)	90,000	92,475
4.625%, 02/10/26 (144A)	75,000	76,688
Intel Corp. 3.100%, 02/15/60	330,000	357,543
Microchip Technology, Inc.
2.670%, 09/01/23 (144A)	715,000	740,158
4.250%, 09/01/25 (144A)	25,000	25,935
NVIDIA Corp. 3.500%, 04/01/40	385,000	450,822
NXP B.V. / NXP Funding LLC
4.300%, 06/18/29 (144A)	116,000	133,773
4.875%, 03/01/24 (144A)	659,000	740,948
5.350%, 03/01/26 (144A)	200,000	236,446
5.550%, 12/01/28 (144A)	165,000	204,104
Qorvo, Inc.
3.375%, 04/01/31 (144A)	50,000	50,856
5.500%, 07/15/26	60,000	63,634
QUALCOMM, Inc.
4.650%, 05/20/35	32,000	42,973
4.800%, 05/20/45 (b)	303,000	405,619

		5,256,875

Software—0.5%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	665,000	672,066
CDK Global, Inc.
5.250%, 05/15/29 (144A)	25,000	26,625
5.875%, 06/15/26	5,000	5,212

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	77,000	$79,406
Fidelity National Information Services, Inc.
3.750%, 05/21/29	243,000	285,798
4.250%, 05/15/28	115,000	137,769
Fiserv, Inc.
2.250%, 06/01/27	1,205,000	1,272,006
3.200%, 07/01/26	390,000	433,204
Microsoft Corp.
2.675%, 06/01/60	42,000	43,978
3.700%, 08/08/46	90,000	112,932
3.950%, 08/08/56	203,000	267,761
MSCI, Inc.
3.625%, 09/01/30 (144A)	5,000	5,129
3.875%, 02/15/31 (144A)	96,000	100,051
4.000%, 11/15/29 (144A)	20,000	21,000
5.375%, 05/15/27 (144A)	1,118,000	1,193,465
Open Text Corp. 5.875%, 06/01/26 (144A)	115,000	119,600
Oracle Corp.
3.600%, 04/01/40	160,000	182,472
3.850%, 04/01/60	820,000	962,256
4.000%, 11/15/47	180,000	212,925

		6,133,655

Telecommunications—0.9%
AT&T, Inc.
3.500%, 02/01/61	565,000	536,471
3.550%, 09/15/55 (144A)	1,039,000	993,905
3.650%, 09/15/59 (144A)	26,000	25,107
4.350%, 06/15/45	79,000	88,503
4.500%, 03/09/48	137,000	156,406
Nokia Oyj
4.375%, 06/12/27	188,000	199,633
6.625%, 05/15/39	110,000	136,270
SoftBank Group Corp. 6.000%, 5Y USD ICE Swap + 4.226%, 07/19/23 (e)	1,060,000	975,200
Sprint Corp. 7.125%, 06/15/24	100,000	115,061
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 03/20/28 (144A)	540,000	635,850
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A) (b)	835,000	853,403
3.300%, 02/15/51 (144A)	185,000	182,345
3.500%, 04/15/25 (144A)	580,000	636,388
3.875%, 04/15/30 (144A)	715,000	812,976
4.500%, 04/15/50 (144A)	250,000	300,490
6.500%, 01/15/26	1,145,000	1,196,525
Telecom Italia Capital S.A.
6.000%, 09/30/34	45,000	52,254
7.721%, 06/04/38	50,000	66,476
Telefonica Celular del Paraguay S.A. 5.875%, 04/15/27 (144A)	730,000	763,507

Telecommunications—(Continued)
Telefonica Emisiones S.A.U.
4.895%, 03/06/48	175,000	201,327
5.213%, 03/08/47	150,000	177,890
Verizon Communications, Inc.
3.150%, 03/22/30	245,000	276,673
4.400%, 11/01/34	535,000	667,475
4.500%, 08/10/33	490,000	618,760
4.672%, 03/15/55	175,000	242,299
5.250%, 03/16/37	210,000	290,377
Vodafone Group plc 6.150%, 02/27/37	375,000	518,701

		11,720,272

Transportation—0.1%
FedEx Corp.
3.300%, 03/15/27	160,000	177,911
4.250%, 05/15/30 (b)	435,000	520,579
Union Pacific Corp. 2.973%, 09/16/62 (144A)	645,000	631,125

		1,329,615

Trucking & Leasing—0.1%
DAE Funding LLC
4.500%, 08/01/22 (144A)	15,000	14,831
5.000%, 08/01/24 (144A)	15,000	15,075
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 11/01/24 (144A)	455,000	482,622
4.000%, 07/15/25 (144A) (b)	405,000	456,092

		968,620

Water—0.0%
American Water Capital Corp.
2.800%, 05/01/30	160,000	175,136
4.150%, 06/01/49	205,000	256,917

		432,053

Total Corporate Bonds & Notes (Cost $162,415,684)		171,977,289

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—2.8%
Adjustable Rate Mortgage Trust
0.648%, 1M LIBOR + 0.500%, 01/25/36 (e)	139,238	131,679
0.688%, 1M LIBOR + 0.540%, 11/25/35 (e)	109,267	107,358
Angel Oak Mortgage Trust LLC
2.930%, 05/25/59 (144A) (e)	933,585	945,333
3.628%, 03/25/49 (144A) (e)	229,567	234,685
3.920%, 11/25/48 (144A) (e)	730,812	746,675
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (e)	1,182,692	1,216,454
Bear Stearns Adjustable Rate Mortgage Trust 3.545%, 07/25/36 (e)	226,465	211,813

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust 0.628%, 1M LIBOR + 0.480%, 02/25/36 (e)	451,581	$438,860
Bear Stearns Mortgage Funding Trust
0.328%, 1M LIBOR + 0.180%, 10/25/36 (e)	117,857	100,226
0.348%, 1M LIBOR + 0.200%, 02/25/37 (e)	466,587	422,551
Bellemeade Re, Ltd.
1.248%, 1M LIBOR + 1.100%, 07/25/29 (144A) (e)	91,957	91,772
1.575%, 1M LIBOR + 1.400%, 10/25/29 (144A) (e)	420,314	419,544
CIM Trust 3.000%, 04/25/57 (144A) (e)	766,948	783,942
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (e)	310,659	315,831
COLT Funding LLC
2.579%, 11/25/49 (144A) (e)	618,816	626,177
3.705%, 03/25/49 (144A) (e)	210,542	212,297
COLT Mortgage Loan Trust 3.337%, 05/25/49 (144A) (e)	361,406	364,714
Connecticut Avenue Securities Trust
2.248%, 1M LIBOR + 2.100%, 06/25/39 (144A) (e)	512,600	509,273
2.298%, 1M LIBOR + 2.150%, 09/25/31 (144A) (e)	284,182	283,054
2.298%, 1M LIBOR + 2.150%, 11/25/39 (144A) (e)	288,535	258,365
Countrywide Alternative Loan Trust
0.598%, 1M LIBOR + 0.450%, 03/01/38 (e)	188,854	159,035
0.688%, 1M LIBOR + 0.540%, 01/25/36 (e)	108,217	103,275
0.948%, 1M LIBOR + 0.800%, 12/25/35 (e)	120,148	97,245
2.369%, 12M MTA + 1.350%, 08/25/35 (e)	221,823	197,141
5.500%, 11/25/35	491,776	395,959
Countrywide Home Loan Mortgage Pass-Through Trust
0.348%, 1M LIBOR + 0.200%, 04/25/46 (e)	259,586	214,997
0.828%, 1M LIBOR + 0.680%, 02/25/35 (e)	100,672	92,313
3.231%, 09/25/47 (e)	299,111	276,110
3.540%, 06/20/35 (e)	10,654	10,771
Credit Suisse Mortgage Capital Certificates Trust 3.250%, 04/25/47 (144A) (e)	433,044	449,522
Deephaven Residential Mortgage Trust
2.453%, 06/25/47 (144A) (e)	99,499	99,712
2.964%, 07/25/59 (144A) (e)	992,700	1,006,266
3.558%, 04/25/59 (144A) (e)	426,000	430,949
3.789%, 08/25/58 (144A) (e)	516,289	517,906
Deutsche ALT-A Securities Mortgage Loan Trust 0.298%, 1M LIBOR + 0.150%, 12/25/36 (e)	288,768	260,309
GreenPoint Mortgage Funding Trust 2.419%, 12M MTA + 1.400%, 10/25/45 (e)	188,294	154,853
GSR Mortgage Loan Trust
0.448%, 1M LIBOR + 0.300%, 01/25/37 (e)	534,353	152,331
3.783%, 01/25/36 (e)	310,085	306,712
6.000%, 07/25/37	182,037	161,934
Home Re, Ltd. 1.748%, 1M LIBOR + 1.600%, 10/25/28 (144A) (e)	204,195	201,589
Homeward Opportunities Fund I Trust 2.702%, 09/25/59 (144A) (e)	379,726	383,538
IndyMac INDX Mortgage Loan Trust 3.266%, 10/25/35 (e)	24,373	22,447
JPMorgan Mortgage Trust 3.593%, 05/25/36 (e)	19,713	17,512
Legacy Mortgage Asset Trust
3.000%, 06/25/59 (144A) (l)	777,174	779,831
3.250%, 11/25/59 (144A) (l)	979,193	979,134

Collateralized Mortgage Obligations—(Continued)
LSTAR Securities Investment Trust
1.655%, 1M LIBOR + 1.500%, 04/01/24 (144A) (e)	131,270	135,263
1.855%, 1M LIBOR + 1.700%, 03/01/24 (144A) (e)	427,808	424,363
LSTAR Securities Investment, Ltd.
1.655%, 1M LIBOR + 1.500%, 04/01/24 (144A) (e)	395,733	391,063
1.655%, 1M LIBOR + 1.500%, 05/01/24 (144A) (e)	951,361	938,114
MASTR Adjustable Rate Mortgages Trust
3.009%, 09/25/33 (e)	53,530	51,161
3.230%, 11/21/34 (e)	64,033	64,608
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (e)	632,646	680,232
MFA Trust 2.588%, 02/25/57 (144A) (e)	159,418	161,314
Morgan Stanley Mortgage Loan Trust 3.606%, 05/25/36 (e)	176,288	121,662
Mortgage Insurance-Linked Notes 2.048%, 1M LIBOR + 1.900%, 11/26/29 (144A) (e)	771,000	755,111
New Residential Mortgage Loan Trust
0.898%, 1M LIBOR + 0.750%, 01/25/48 (144A) (e)	880,360	878,396
2.492%, 09/25/59 (144A) (e)	404,687	411,924
3.228%, 08/25/60 (144A) (l)	156,427	156,443
3.500%, 08/25/59 (144A) (e)	687,411	719,718
3.750%, 11/26/35 (144A) (e)	607,896	656,625
4.000%, 02/25/57 (144A) (e)	1,054,356	1,142,244
4.000%, 03/25/57 (144A) (e)	1,102,222	1,192,241
4.000%, 04/25/57 (144A) (e)	882,297	953,136
4.000%, 05/25/57 (144A) (e)	685,534	749,265
4.000%, 09/25/57 (144A) (e)	922,996	1,012,764
Oaktown Re III, Ltd. 1.548%, 1M LIBOR + 1.400%, 07/25/29 (144A) (e)	61,246	61,220
Preston Ridge Partners Mortgage 2.857%, 09/25/25 (144A)	905,000	905,000
3.500%, 10/25/24 (144A) (e)	346,510	346,960
Radnor RE, Ltd. 1.348%, 1M LIBOR + 1.200%, 06/25/29 (144A) (e)	79,888	79,825
Residential Accredit Loans, Inc. Trust
0.448%, 1M LIBOR + 0.300%, 04/25/36 (e)	573,218	529,679
6.000%, 12/25/35	201,647	199,316
RFMSI Trust 3.243%, 08/25/35 (e)	73,819	45,401
Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	742,965	789,624
3.500%, 11/25/57	457,517	515,467
3.500%, 03/25/58	1,198,115	1,351,958
3.500%, 07/25/58	1,249,613	1,414,572
3.500%, 08/25/58	244,626	277,386
3.500%, 10/25/58	1,268,196	1,410,967
Structured Adjustable Rate Mortgage Loan Trust 0.448%, 1M LIBOR + 0.300%, 09/25/34 (e)	51,028	47,760
Verus Securitization Trust 3.211%, 05/25/59 (144A) (e)	489,867	500,890
WaMu Mortgage Pass-Through Certificates Trust
1.899%, 12M MTA + 0.880%, 10/25/46 (e)	174,337	156,599
3.133%, 06/25/37 (e)	102,934	95,116
Washington Mutual Mortgage Pass-Through Certificates 0.748%, 1M LIBOR + 0.600%, 07/25/36 (e)	87,144	55,489

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage-Backed Securities Trust
2.719%, 10/25/36 (e)	84,652	$80,441
3.082%, 09/25/36 (e)	76,569	71,210

		36,422,521

Commercial Mortgage-Backed Securities—2.2%
BANK
0.718%, 11/15/62 (e) (f)	4,595,822	218,624
0.768%, 11/15/62 (e) (f)	2,269,104	117,610
0.817%, 12/15/52 (e) (f)	3,662,612	203,442
0.873%, 11/15/50 (e) (f)	8,231,372	353,973
0.946%, 11/15/54 (e) (f)	982,518	44,935
0.963%, 09/15/62 (e) (f)	4,481,345	276,109
1.048%, 05/15/62 (e) (f)	2,909,896	187,034
1.787%, 03/15/63 (e) (f)	5,030,000	737,308
Barclays Commercial Mortgage Trust
0.989%, 04/15/53 (e) (f)	1,280,000	106,333
5.135%, 12/15/51 (e)	475,000	513,701
Benchmark Mortgage Trust
0.655%, 01/15/51 (e) (f)	2,473,093	74,104
0.687%, 07/15/51 (e) (f)	4,364,837	128,010
1.204%, 08/15/52 (e) (f)	2,048,804	137,723
1.392%, 03/15/62 (e) (f)	6,135,368	496,234
1.919%, 07/15/53 (e) (f)	1,329,877	162,206
BX Commercial Mortgage Trust
1.072%, 1M LIBOR + 0.920%, 10/15/36 (144A) (e)	1,148,650	1,148,305
CAMB Commercial Mortgage Trust 2.702%, 1M LIBOR + 2.550%, 12/15/37 (144A) (e)	665,000	632,990
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	636,783
Citigroup Commercial Mortgage Trust
1.091%, 07/10/47 (e) (f)	3,613,065	111,882
1.184%, 04/10/48 (e) (f)	3,998,034	161,756
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.729%, 02/10/47 (e) (f)	2,759,691	46,645
0.818%, 08/10/46 (e) (f)	852,887	14,074
1.052%, 1M LIBOR + 0.900%, 10/15/34 (144A) (e)	1,010,000	1,003,953
1.843%, 10/15/45 (e) (f)	344,324	9,937
2.853%, 10/15/45	178,907	184,274
3.101%, 03/10/46	145,000	150,365
3.213%, 03/10/46	171,029	178,884
3.424%, 03/10/31 (144A)	1,065,000	1,124,652
3.612%, 06/10/46 (e)	260,000	276,766
3.796%, 08/10/47	225,000	247,013
3.961%, 03/10/47	235,125	256,685
4.074%, 02/10/47 (e)	115,000	125,940
4.205%, 08/10/46	100,035	107,824
4.210%, 08/10/46 (e)	175,000	189,786
4.236%, 02/10/47 (e)	190,000	206,219
4.745%, 10/15/45 (144A) (e) (f)	210,000	10,500
4.750%, 10/15/45 (144A) (e)	355,000	164,518
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	1,723	1,674
CSAIL Commercial Mortgage Trust
0.892%, 06/15/57 (e) (f)	12,015,862	339,174

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
1.056%, 11/15/48 (e) (f)	928,797	30,719
2.061%, 01/15/49 (e) (f)	1,818,136	134,426
DBJPM Mortgage Trust 1.832%, 09/15/53 (e) (f)	1,012,889	114,967
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,195,857
GS Mortgage Securities Trust
0.104%, 07/10/46 (e) (f)	10,751,788	24,746
1.491%, 08/10/44 (144A) (e) (f)	952,706	5,377
3.674%, 04/10/47 (144A)	235,000	52,754
5.130%, 04/10/47 (144A) (e)	465,000	245,414
JPMBB Commercial Mortgage Securities Trust
0.777%, 09/15/47 (e) (f)	3,292,036	67,621
3.363%, 07/15/45	357,842	375,223
JPMorgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (e)	400,000	136,344
2.812%, 01/16/37 (144A)	305,000	316,859
4.566%, 12/15/47 (144A) (e)	130,000	89,129
Morgan Stanley Bank of America Merrill Lynch Trust
1.150%, 12/15/47 (e) (f)	1,965,382	62,969
1.170%, 10/15/48 (e) (f)	849,087	32,805
2.918%, 02/15/46	130,000	134,930
3.134%, 12/15/48	480,000	501,694
3.176%, 08/15/45	245,000	253,211
3.766%, 11/15/46	160,061	170,898
4.259%, 10/15/46 (e)	115,000	124,113
Morgan Stanley Capital Trust
1.581%, 06/15/50 (e) (f)	1,683,553	106,570
3.912%, 09/09/32 (144A)	1,140,000	1,218,149
5.419%, 07/15/49 (144A) (e)	265,000	124,976
5.775%, 10/12/52 (144A) (e)	12,137	2,735
MTRO Commercial Mortgage Trust 1.952%, 1M LIBOR + 1.800%, 12/15/33 (144A) (e)	565,000	549,883
Natixis Commercial Mortgage Securities Trust 2.906%, 10/15/36 (144A)	310,000	308,881
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (e)	150,000	157,612
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,238,038
UBS Commercial Mortgage Trust 1.230%, 08/15/50 (e) (f)	969,100	54,514
UBS-Barclays Commercial Mortgage Trust
1.002%, 1M LIBOR + 0.850%, 08/15/36 (144A) (e)	1,802,000	1,749,427
1.657%, 02/15/50 (e) (f)	5,610,212	402,244
2.850%, 12/10/45	325,000	336,884
3.091%, 08/10/49	629,122	651,452
3.185%, 03/10/46	240,000	250,394
3.244%, 04/10/46	300,119	314,284
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,140,027
Wells Fargo Commercial Mortgage Trust
1.111%, 09/15/57 (e) (f)	5,992,626	232,909
1.234%, 05/15/48 (e) (f)	2,976,551	116,669
2.918%, 10/15/45	282,311	291,894

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
2.942%, 10/15/49	890,000	$970,744
4.285%, 05/15/48 (e)	80,000	75,552
WF-RBS Commercial Mortgage Trust
1.363%, 03/15/47 (e) (f)	1,753,111	54,070
2.870%, 11/15/45	349,099	358,127
2.875%, 12/15/45	175,000	180,031
3.016%, 11/15/47 (144A)	550,000	230,819
3.071%, 03/15/45	185,000	192,225
3.345%, 05/15/45	100,000	104,586
3.723%, 05/15/47	187,643	198,783
3.995%, 05/15/47	160,281	173,142
4.045%, 03/15/47	40,000	43,704
4.101%, 03/15/47	335,000	365,817
5.000%, 06/15/44 (144A) (e)	105,000	59,938
5.765%, 04/15/45 (144A) (e)	255,000	255,100

		27,668,181

Total Mortgage-Backed Securities (Cost $65,883,139)		64,090,702

Asset-Backed Securities—3.7%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	544,724
Credit Acceptance Auto Loan Trust 2.650%, 06/15/26 (144A)	8,932	8,939
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	475,936
Exeter Automobile Receivables Trust
2.580%, 09/15/25 (144A)	1,045,000	1,070,231
2.730%, 12/15/25 (144A)	315,000	323,176
Westlake Automobile Receivables Trust
2.720%, 11/15/24 (144A)	765,000	782,951
3.280%, 12/15/22 (144A)	857,019	862,559

		4,068,516

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust
0.198%, 1M LIBOR + 0.050%, 12/25/46 (e)	69,398	43,779
0.448%, 1M LIBOR + 0.300%, 03/25/36 (e)	737,092	502,941
5.985%, 06/25/36 (e)	504,864	206,419
Morgan Stanley ABS Capital I, Inc. Trust 0.298%, 1M LIBOR + 0.150%, 06/25/36 (e)	10,805	9,389
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (l)	246,861	149,677
Soundview Home Loan Trust 0.398%, 1M LIBOR + 0.250%, 11/25/36 (e)	485,000	447,741

		1,359,946

Asset-Backed - Other—3.3%
Affirm Asset Securitization Trust 3.460%, 10/15/24 (144A)	405,670	408,326
Apex Credit CLO, Ltd. 1.734%, 3M LIBOR + 1.470%, 04/24/29 (144A) (e)	1,296,639	1,291,390

Asset-Backed - Other—(Continued)
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	242,675	223,568
Avery Point CLO, Ltd. 1.345%, 3M LIBOR + 1.100%, 04/25/26 (144A) (e)	286,724	286,222
Babson CLO, Ltd. 1.422%, 3M LIBOR + 1.150%, 07/20/25 (144A) (e)	18,232	18,207
Bayview Koitere Fund Trust
3.500%, 07/28/57 (144A) (e)	888,475	920,024
4.000%, 11/28/53 (144A) (e)	349,873	364,252
Bayview Mortgage Fund Trust 3.500%, 01/28/58 (144A) (e)	602,900	609,046
Bayview Opportunity Master Fund Trust
3.500%, 01/28/55 (144A) (e)	386,919	394,529
3.500%, 06/28/57 (144A) (e)	463,858	479,451
3.500%, 10/28/57 (144A) (e)	850,601	873,639
4.000%, 10/28/64 (144A) (e)	682,617	709,695
Benefit Street Partners CLO, Ltd. 1.525%, 3M LIBOR + 1.250%, 07/15/29 (144A) (e)	319,830	319,275
Carlyle Global Market Strategies CLO, Ltd. 1.025%, 3M LIBOR + 0.780%, 04/27/27 (144A) (e)	1,067,517	1,058,783
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	276,539	281,938
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	1,003,832
Citigroup Mortgage Loan Trust 3.228%, 11/25/70 (144A) (l)	476,636	481,902
Domino’s Pizza Master Issuer LLC
3.668%, 10/25/49 (144A)	327,525	348,136
4.116%, 07/25/48 (144A)	686,000	725,774
Finance America Mortgage Loan Trust 1.198%, 1M LIBOR + 1.050%, 09/25/33 (e)	55,868	55,153
GMACM Home Equity Loan Trust 0.648%, 1M LIBOR + 0.500%, 10/25/34 (144A) (e)	21,658	20,495
KKR Clo Ltd. 1.275%, 3M LIBOR + 1.000%, 04/15/31 (144A) (e)	1,230,000	1,201,920
Knollwood CDO, Ltd. 3.477%, 3M LIBOR + 3.200%, 01/10/39 (144A) (e)	725,718	73
LCM, Ltd.
1.312%, 3M LIBOR + 1.040%, 10/20/27 (144A) (e)	1,075,000	1,065,050
Legacy Mortgage Asset Trust 4.000%, 03/25/58 (144A) (l)	1,420,509	1,438,064
Madison Park Funding, Ltd. 1.532%, 3M LIBOR + 1.260%, 07/20/26 (144A) (e)	290,858	290,496
MFRA Trust 3.352%, 11/25/47 (144A) (l)	923,420	925,988
Mill City Mortgage Loan Trust
3.500%, 08/25/58 (144A) (e)	750,075	799,262
3.500%, 04/25/66 (144A) (e)	1,511,237	1,605,340
New Residential Advance Receivables Trust 2.329%, 10/15/51 (144A)	1,135,000	1,143,126
New Residential Mortgage LLC 3.790%, 07/25/54 (144A)	968,944	949,945
NRZ Excess Spread-Collateralized Notes
3.193%, 01/25/23 (144A)	581,393	583,425
3.265%, 02/25/23 (144A)	371,738	374,886

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OCP CLO, Ltd. 1.123%, 3M LIBOR + 0.850%, 04/17/27 (144A) (e)	376,902	$376,211
Octagon Investment Partners, Ltd. 1.605%, 3M LIBOR + 1.330%, 10/15/32 (144A) (e)	1,230,000	1,222,252
OnDeck Asset Securitization Trust II LLC 2.650%, 11/18/24 (144A)	121,850	121,851
OneMain Financial Issuance Trust 2.370%, 09/14/32 (144A)	520,116	521,068
OZLM, Ltd.
1.283%, 3M LIBOR + 1.010%, 07/17/29 (144A) (e)	330,771	326,402
1.318%, 3M LIBOR + 1.050%, 04/30/27 (144A) (e)	1,238,053	1,231,050
Pretium Mortgage Credit Partners LLC
2.858%, 05/27/59 (144A) (l)	939,017	931,820
3.105%, 07/27/59 (144A) (l)	681,926	682,535
3.721%, 01/25/59 (144A) (l)	626,696	625,440
3.721%, 02/27/60 (144A) (l)	242,904	243,285
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	229,143	206,586
Seneca Park CLO, Ltd. 1.393%, 3M LIBOR + 1.120%, 07/17/26 (144A) (e)	95,678	95,537
SoFi Consumer Loan Program LLC
2.500%, 05/26/26 (144A)	57,796	58,221
2.770%, 05/25/26 (144A)	24,708	24,845
3.280%, 01/26/26 (144A)	10,069	10,087
Sound Point CLO, Ltd.
1.162%, 3M LIBOR + 0.890%, 01/20/28 (144A) (e)	644,039	641,854
1.562%, 3M LIBOR + 1.290%, 10/20/28 (144A) (e)	1,215,000	1,207,106
Springleaf Funding Trust 2.680%, 07/15/30 (144A)	1,400,850	1,402,672
Stanwich Mortgage Loan Trust 3.475%, 11/16/24 (144A) (l)	1,290,913	1,280,697
Symphony CLO, Ltd. 1.218%, 3M LIBOR + 0.950%, 07/14/26 (144A) (e)	1,059,651	1,054,278
Towd Point Mortgage Trust
2.750%, 02/25/55 (144A) (e)	70,057	71,115
2.750%, 08/25/55 (144A) (e)	333,852	342,198
2.750%, 10/25/56 (144A) (e)	1,363,990	1,398,971
2.750%, 04/25/57 (144A) (e)	267,119	274,592
2.750%, 06/25/57 (144A) (e)	820,104	850,151
3.000%, 03/25/54 (144A) (e)	10,081	10,148
Vericrest Opportunity Loan Trust
3.179%, 10/25/49 (144A) (l)	501,664	502,637
3.278%, 11/25/49 (144A) (l)	838,356	839,103
VOLT LXXX LLC 3.228%, 10/25/49 (144A) (l)	824,659	825,016
VOLT LXXXIII LLC 3.327%, 11/26/49 (144A) (l)	333,347	334,176
VOLT LXXXIV LLC 3.426%, 12/27/49 (144A) (l)	1,042,895	1,043,277
Voya CLO, Ltd. 1.172%, 3M LIBOR + 0.900%, 01/18/29 (144A) (e)	1,610,000	1,592,074
Wendy’s Funding LLC 3.884%, 03/15/48 (144A)	423,038	445,306

Asset-Backed - Other—(Continued)
Wingstop Funding LLC 4.970%, 12/05/48 (144A)	400,950	411,046

		42,454,819

Total Asset-Backed Securities (Cost $48,236,247)		47,883,281

Floating Rate Loans (m)—0.9%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, 3M LIBOR + 3.500%, 08/21/26	138,600	126,819
Terrier Media Buyer, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 12/17/26	119,100	116,450

		243,269

Aerospace/Defense—0.0%
TransDigm, Inc. 2020 Term Loan E, 2.397%, 1M LIBOR + 2.250%, 05/30/25	147,251	139,561

Agriculture—0.0%
Lorca Finco plc EUR Term Loan B, 09/18/27 (EUR) (n)	180,000	210,601

Airlines—0.0%
Delta Air Lines, Inc. 1st Lien Term Loan B, 09/16/27 (n)	100,000	100,985
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	99,250	86,518

		187,503

Auto Manufacturers—0.0%
Navistar International Corp. 1st Lien Term Loan B, 3.660%, 1M LIBOR + 3.500%, 11/06/24	97,500	96,967

Auto Parts & Equipment—0.0%
Adient U.S. LLC Term Loan B, 4.421%, 1M LIBOR + 4.250%, 05/06/24	98,750	98,009
Clarios Global L.P.
Term Loan B, 3.647%, 1M LIBOR + 3.500%, 04/30/26	113,850	111,146
Term Loan B, 3.750%, EURIBOR + 3.750%, 04/30/26 (EUR)	150,000	173,120

		382,275

Building Materials—0.0%
Cornerstone Building Brands, Inc.
Term Loan, 3.901%, 1M LIBOR + 3.750%, 04/12/25	97,750	96,528
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.647%, 1M LIBOR + 2.500%, 02/01/27	124,063	121,407

		217,935

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.2%
AlixPartners LLP Term Loan B, 2.647%, 1M LIBOR + 2.500%, 04/04/24	173,700	$169,792
Allied Universal Holdco LLC Term Loan B, 4.397%, 1M LIBOR + 4.250%, 07/10/26	112,784	111,771
AVSC Holding Corp. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 03/03/25	170,808	128,355
Biogroup-LCD 2020 EUR Add on Term Loan B, 04/25/26 (EUR) (n)	135,000	156,006
BrightView Landscapes LLC 1st Lien Term Loan B, 2.688%, 1M LIBOR + 2.500%, 08/15/25	213,050	211,718
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	140,576	138,505
Refinitiv U.S. Holdings, Inc. Term Loan, 3.397%, 1M LIBOR + 3.250%, 10/01/25	103,163	102,292
Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.625%, EURIBOR + 2.625%, 07/15/25 (EUR)	49,291	56,804
Verisure Holding AB 2020 EUR Term Loan B, 07/20/26 (EUR) (n)	185,000	217,024
Victory Capital Holdings, Inc. Term Loan B, 2.799%, 3M LIBOR + 2.500%, 07/01/26	80,736	79,727
Weight Watchers International, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.750%, 11/29/24	83,954	84,059
WEX, Inc. Term Loan B3, 2.397%, 1M LIBOR + 2.250%, 05/15/26	402,323	389,667

		1,845,720

Computers—0.0%
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/29/27	99,750	99,906
Tempo Acquisition LLC Extended Term Loan, 3.750%, 1M LIBOR + 3.250%, 11/02/26	178,871	174,343

		274,249

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 2.409%, 1M LIBOR + 2.250%, 04/07/25	185,505	166,444
Revlon Consumer Products Corp. Term Loan B, 4.250%, 3M LIBOR + 3.500%, 09/07/23	136,990	38,162
Sunshine Luxembourg ViII S.a.r.l First Lien Term Loan, 5.250%, 6M LIBOR + 4.250%, 10/01/26	129,025	128,553

		333,159

Distribution/Wholesale—0.0%
Univar, Inc. Term Loan B3, 2.397%, 1M LIBOR + 2.250%, 07/01/24	65,933	65,191

Diversified Financial Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 3.147%, 1M LIBOR + 3.000%, 06/15/25	195,991	185,742

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	219,450	218,650
Nets Holding A/S Term Loan B1E, 3.250%, EURIBOR + 3.250%, 02/06/25 (EUR)	88,194	100,867

		505,259

Engineering & Construction—0.0%
APX Group, Inc. 2020 Term Loan, 5.148%, 1M LIBOR + 5.000%, 12/31/25	98,256	96,782
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	145,125	135,904

		232,686

Entertainment—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 2.021%, 3M LIBOR + 1.750%, 10/19/24	81,592	79,896
Crown Finance U.S. Inc. Term Loan, 2.519%, 6M LIBOR + 2.500%, 02/28/25	80,959	55,168
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	241,686	235,728
Golden Entertainment, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.000%, 10/21/24	164,050	158,513

		529,305

Food—0.0%
Froneri International Ltd. Term Loan, 2.397%, 1M LIBOR + 2.250%, 01/31/27	99,750	96,305
Hostess Brands LLC 2019 Term Loan, 3.000%, 3M LIBOR + 2.250%, 08/03/25	105,922	104,466
U.S. Foods, Inc. Term Loan B, 2.147%, 1M LIBOR + 2.000%, 09/13/26	123,750	118,897

		319,668

Food Service—0.0%
Aramark Services, Inc. Term Loan B4, 1.897%, 1M LIBOR + 1.750%, 01/15/27	99,500	95,800

Gas—0.0%
UGI Energy Services, LLC Term Loan B, 3.897%, 1M LIBOR + 3.750%, 08/13/26	148,125	147,940

Healthcare-Products—0.0%
Lifescan Global Corp. 1st Lien Term Loan, 7.175%, 6M LIBOR + 6.000%, 10/01/24	87,750	83,143

Healthcare-Services—0.0%
Envision Healthcare Corp. 1st Lien Term Loan, 3.897%, 1M LIBOR + 3.750%, 10/10/25	112,988	81,492

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	127,637	$127,361
Syneos Health, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 08/01/24	47,535	46,667

		255,520

Insurance—0.1%
Asurion LLC
Term Loan B4, 3.147%, 1M LIBOR + 3.000%, 08/04/22	250,888	248,191
HUB International, Ltd. Term Loan B, 3.264%, 3M LIBOR + 3.000%, 04/25/25	117,300	113,546
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.397%, 1M LIBOR + 3.250%, 12/31/25	98,250	95,039
Term Loan B, 4.147%, 1M LIBOR + 4.000%, 09/03/26	133,313	131,718
USI, Inc. Term Loan, 3.220%, 3M LIBOR + 3.000%, 05/16/24	101,850	98,731

		687,225

Internet—0.0%
Go Daddy Operating Co. LLC Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 08/10/27	114,713	113,279

Leisure Time—0.0%
Hayward Industries, Inc. 1st Lien Term Loan, 3.647%, 1M LIBOR + 3.500%, 08/05/24	125,000	122,070

Lodging—0.0%
Boyd Gaming Corp. Term Loan B3, 2.356%, 1W LIBOR + 2.250%, 09/15/23	128,295	125,087
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.897%, 1M LIBOR + 2.750%, 12/23/24	108,230	101,721
1st Lien Term Loan B, 4.688%, 1M LIBOR + 4.500%, 07/21/25	130,000	126,193

		353,001

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc. Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/01/25	98,250	96,004

Machinery-Diversified—0.1%
Circor International, Inc. 2020 Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/11/24	84,870	83,279
Gardner Denver, Inc. Term Loan, 1.897%, 1M LIBOR + 1.750%, 03/01/27	174,031	168,701
Vertical U.S. Newco Inc Term Loan B, 4.570%, 3M LIBOR + 4.250%, 07/30/27	350,000	347,844

		599,824

Media—0.1%
CSC Holdings LLC 1st Lien Term Loan, 2.402%, 1M LIBOR + 2.250%, 07/17/25	104,762	101,620

Media—(Continued)
Gray Television, Inc. Term Loan C, 2.655%, 1M LIBOR + 2.500%, 01/02/26	84,964	83,613
ION Media Networks, Inc. Term Loan B, 3.188%, 1M LIBOR + 3.000%, 12/18/24	201,878	201,373
Nexstar Broadcasting, Inc. Term Loan B4, 2.905%, 1M LIBOR + 2.750%, 09/18/26	158,503	155,531
UPC Broadband Holding B.V.
Term Loan B1, 01/31/29 (n)	50,000	48,575
Term Loan B2, 01/31/29 (n)	50,000	48,575

		639,287

Miscellaneous Manufacturing—0.0%
CTC AcquiCo GmbH Term Loan B1, 2.750%, EURIBOR + 2.750%, 03/07/25 (EUR)	92,993	104,225

Oil & Gas—0.0%
California Resources Corp. Term Loan, 12/31/21 (k)	130,000	4,469
Fieldwood Energy LLC 1st Lien Term Loan, 6.250%, 3M LIBOR + 5.250%, 04/11/22	249,780	65,567
Paragon Offshore Finance Co. Term Loan B, 07/18/21 (c) (d) (k)	706	0
Seadrill Partners Finco LLC
2020 PIK Revolver, 5.500%, 3M LIBOR + 6.000%, 02/21/21	2,854	2,997
Term Loan B, 7.000%, 3M LIBOR + 6.000%, 02/21/21	101,795	14,490

		87,523

Packaging & Containers—0.0%
Berry Global, Inc. Term Loan Y, 2.156%, 1M LIBOR + 2.000%, 07/01/26	197,500	191,890
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 12/29/23	85,022	83,194
Reynolds Group Holdings, Inc. Term Loan, 3.979%, 1M LIBOR + 2.750%, 02/05/23	194,440	192,861

		467,945

Pharmaceuticals—0.1%
Bausch Health Companies, Inc. Term Loan B, 3.151%, 1M LIBOR + 3.000%, 06/02/25	131,510	129,154
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	128,960	126,612
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	164,475	157,632
Pathway Vet Alliance LLC
Delayed Draw Term Loan, 4.000%, 3M LIBOR + 2.000%, 03/31/27 (o)	18,791	18,541
Term Loan, 4.147%, 1M LIBOR + 4.000%, 03/31/27	230,053	226,998

		658,937

BHFTII-127

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.0%
VICI Properties 1 LLC Term Loan B, 1.906%, 1M LIBOR + 1.750%, 12/20/24	195,455	$189,396

Retail—0.0%
Bass Pro Group LLC Term Loan B, 5.750%, 3M LIBOR + 5.000%, 09/25/24	145,500	144,654
Harbor Freight Tools USA, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.500%, 08/18/23	114,560	113,164
Staples, Inc. Term Loan, 5.251%, 3M LIBOR + 5.000%, 04/16/26	126,770	117,715

		375,533

Semiconductors—0.0%
Microchip Technology, Inc. Term Loan B, 2.150%, 1M LIBOR + 2.000%, 05/29/25	56,889	56,782

Software—0.1%
DCert Buyer, Inc. Term Loan B, 4.147%, 1M LIBOR + 4.000%, 10/16/26	109,450	108,273
Dun & Bradstreet Corp. (The)
Term Loan, 3.895%, 1M LIBOR + 3.750%, 02/06/26	199,000	197,408
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/13/24	115,131	108,194
SS&C Technologies, Inc. Term Loan B5, 1.897%, 1M LIBOR + 1.750%, 04/16/25	97,718	94,884
Ultimate Software Group, Inc. (The) Incremental Term Loan B, 4.750%, 3M LIBOR + 4.000%, 05/04/26	185,000	184,726
Zelis Healthcare Corp. Term Loan B, 4.897%, 1M LIBOR + 4.750%, 09/30/26	124,063	123,404

		816,889

Telecommunications—0.0%
Altice France S.A. Term Loan B12, 3.840%, 1M LIBOR + 3.687%, 01/31/26	97,250	93,816
CenturyLink, Inc. Term Loan B, 2.397%, 1M LIBOR + 2.250%, 03/15/27	99,250	95,537
T-Mobile U.S.A., Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 04/01/27	99,750	99,795
Telenet Financing USD LLC Term Loan AR, 2.152%, 1M LIBOR + 2.000%, 04/30/28	100,000	96,708

		385,856

Total Floating Rate Loans (Cost $12,705,169)		11,919,527

Foreign Government—0.8%

Banks—0.0%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/23 (144A) (EUR)	405,000	447,026

Sovereign—0.8%
Argentine Republic Government International Bonds
0.125%, 07/09/35 (l)	425,475	159,770
1.000%, 07/09/29	14,505	6,607
Bermuda Government International Bond 2.375%, 08/20/30 (144A)	200,000	202,250
Chile Government International Bond 2.550%, 01/27/32 (b)	495,000	522,225
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	1,113,885
Egypt Government International Bonds
7.625%, 05/29/32 (144A)	255,000	248,944
8.500%, 01/31/47	200,000	193,212
Ghana Government International Bond 6.375%, 02/11/27 (144A)	290,000	260,633
Hungary Government International Bond 6.375%, 03/29/21	160,000	164,489
Indonesia Government International Bonds
2.150%, 07/18/24 (EUR)	100,000	122,746
2.625%, 06/14/23 (EUR)	100,000	123,547
Mexico Government International Bonds
1.125%, 01/17/30 (EUR)	200,000	215,970
4.500%, 04/22/29	400,000	447,800
4.750%, 04/27/32	635,000	717,550
North Macedonia Government International Bond 3.675%, 06/03/26 (144A) (EUR)	515,000	646,773
Panama Government International Bonds
2.252%, 09/29/32	200,000	202,000
3.160%, 01/23/30	235,000	255,562
Peruvian Government International Bond 2.392%, 01/23/26	125,000	130,938
Qatar Government International Bonds
3.400%, 04/16/25 (144A)	490,000	537,030
3.750%, 04/16/30 (144A)	490,000	567,710
Romanian Government International Bonds
3.624%, 05/26/30 (144A) (EUR)	265,000	351,090
4.000%, 02/14/51 (144A) (b)	396,000	407,880
4.625%, 04/03/49 (EUR)	738,000	1,053,187
Saudi Government International Bond 2.900%, 10/22/25 (144A)	430,000	459,242
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	245,000	277,257
6.250%, 05/23/33	485,000	477,550

		9,865,847

Total Foreign Government (Cost $9,922,272)		10,312,873

Municipals—0.7%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds
6.038%, 12/01/29	85,000	87,694
6.138%, 12/01/39	325,000	327,629
6.319%, 11/01/29	345,000	359,956
Chicago Transit Authority Transfer Tax Receipts Revenue 3.912%, 12/01/40	170,000	183,855

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	$525,619
5.175%, 11/15/49	1,390,000	1,517,616
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	357,000	531,602
New York Transportation Development Corp 4.248%, 09/01/35	1,405,000	1,563,470
Philadelphia, Authority for Industrial Development 6.550%, 10/15/28	1,235,000	1,599,251
State Board of Administration Finance Corp. 1.258%, 07/01/25	975,000	989,966
State of California General Obligation Unlimited, Build America Bonds
7.300%, 10/01/39	360,000	591,214
7.550%, 04/01/39	10,000	17,496
7.625%, 03/01/40	35,000	60,588
State of Connecticut 3.000%, 07/01/21	40,000	40,777
State of Illinois
4.950%, 06/01/23	631,091	642,097
5.000%, 01/01/23	70,000	71,704
5.563%, 02/01/21	150,000	151,044
5.947%, 04/01/22	220,000	232,124

Total Municipals (Cost $8,968,011)		9,493,702

Short-Term Investments—1.9%

Commercial Paper—0.0%
Nissan Motor Acceptance Corp. 1.384%, 01/29/21 (p)	250,000	248,173

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $23,919,749; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $24,398,149.	23,919,749	23,919,749

Total Short-Term Investments (Cost $24,168,607)		24,167,922

Securities Lending Reinvestments (q)—3.2%

Certificates of Deposit—0.4%
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (e)	1,000,000	1,000,082
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	1,000,000	1,000,164
National Westminster Bank plc Zero Coupon, 12/03/20	999,500	999,620
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (e)	2,000,000	2,001,992

		5,001,858

Repurchase Agreements—1.2%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,600,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $612,000.	600,000	600,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $4,701,038; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $4,795,050.	4,701,030	4,701,030
National Bank of Canada
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,100,012; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $2,328,207.	2,100,000	2,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $300,002; collateralized by various Common Stock with an aggregate market value of $333,387.	300,000	300,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,300,110; collateralized by various Common Stock with an aggregate market value of $2,555,967.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $600,030; collateralized by various Common Stock with an aggregate market value of $666,818.	600,000	600,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		15,201,030

Mutual Funds—1.6%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (r)	5,000,000	5,000,000

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (q)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (r)	5,000,000	$5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (r)	2,060,000	2,060,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (r)	3,300,000	3,300,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (r)	5,000,000	5,000,000

		20,360,000

Total Securities Lending Reinvestments (Cost $40,560,680)		40,562,888

Total Purchased Options—0.0% (s) (Cost $92,717)		21,795
Total Investments—112.4% (Cost $1,279,989,516)		1,438,541,564
Unfunded Loan Commitments—(0.0)% (Cost $(18,791))		(18,791)
Net Investments—112.4% (Cost $1,279,970,725)		1,438,522,773
Other assets and liabilities (net)—(12.4)%		(158,888,836)

Net Assets—100.0%		$1,279,633,937

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(†)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $80,047, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $41,926,626 and the collateral received consisted of cash in the amount of $40,560,530 and non-cash collateral with a value of $2,237,278. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Principal only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	All or a portion of the security was pledged as collateral against open options and OTC swap contracts. As of September 30, 2020, the market value of securities pledged was $8,842,669.
(j)	Principal amount of security is adjusted for inflation.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	The rate shown represents current yield to maturity.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(r)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $138,260,948, which is 10.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Foresight Energy LLC	06/30/20		1,359	$18,413	$10,395
YPF S.A., 16.500%, 05/09/22	05/04/17	ARS	19,392,845	1,264,168	69,652

					$80,047

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 15 Yr. Pool	2.000%	TBA	$(3,300,000)	$(3,433,072)	$(3,428,906)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.500%	TBA	(2,757,000)	(2,905,063)	(2,906,589)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(4,076,000)	(4,470,863)	(4,466,245)

Totals				$(10,808,998)	$(10,801,740)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	700,000	BOA	11/25/20	USD	497,777	$28,012
EUR	20,000	NWM	11/27/20	USD	22,090	1,386

Contracts to Deliver
CAD	550,000	HSBCU	11/25/20	USD	416,052	2,932
CAD	150,000	HSBCU	11/25/20	USD	112,662	(7)
EUR	801,334	MSIP	10/30/20	USD	934,538	(5,529)
EUR	20,000	MSIP	11/27/20	USD	22,384	(1,092)
EUR	3,255,000	HSBCU	12/16/20	USD	3,853,090	30,334
EUR	210,000	SCB	12/16/20	USD	249,415	2,785
GBP	181,000	JPMC	12/16/20	USD	237,864	4,201
MXN	10,375,000	GSI	06/10/21	USD	511,184	55,395

Net Unrealized Appreciation						$118,417

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/20	58	AUD	8,664,784	$78,872
U.S. Treasury Note 10 Year Futures	12/21/20	173	USD	24,138,906	48,075
U.S. Treasury Note 2 Year Futures	12/31/20	71	USD	15,688,227	6,526
U.S. Treasury Note 5 Year Futures	12/31/20	378	USD	47,639,813	94,134

Futures Contracts—Short
Euro-Bund Futures	12/08/20	(41)	EUR	(7,155,320)	(19,271)
Euro-Buxl 30 Year Bond Futures	12/08/20	(2)	EUR	(445,360)	(6,966)
Euro-OAT 10 Year Bond Futures	12/08/20	(14)	EUR	(2,359,700)	(10,590)
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	(175)	USD	(27,986,328)	(100,730)
U.S. Treasury Ultra Long Bond Futures	12/21/20	(4)	USD	(887,250)	6,305

Net Unrealized Appreciation					$96,355

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 10 Year IRS	1.700%	BOA	3M LIBOR	Receive	11/23/20	2,770,000	USD	2,770,000	$69,389	$185	$(69,204)
Put - OTC - 5 Year IRS	0.570%	BOA	3M LIBOR	Receive	08/18/22	1,620,000	USD	1,620,000	23,328	21,610	(1,718)

Totals									$92,717	$21,795	$(70,922)

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Written Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Year CDS	0.675%	GSI	CDX.NA.IG.34.V1	Buy	10/21/20	(37,015,000)	USD	(37,015,000)	$(62,926)	$(5,617)	$57,309
Call - OTC - 5 Year CDS	0.775%	MSIP	CDX.NA.IG.34.V1	Buy	10/21/20	(37,015,000)	USD	(37,015,000)	(86,985)	(37,984)	49,001
Put - OTC - 5 Year CDS	0.675%	GSI	CDX.NA.IG.34.V1	Sell	10/21/20	(37,015,000)	USD	(37,015,000)	(99,941)	(324,264)	(224,323)
Put - OTC - 5 Year CDS	0.775%	MSIP	CDX.NA.IG.34.V1	Sell	10/21/20	(37,015,000)	USD	(37,015,000)	(86,985)	(185,970)	(98,985)

Totals									$(336,837)	$(553,835)	$(216,998)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	0.075%	Annually	08/12/25	USD	3,475,000	$7,413	$(394)	$7,807
Receive	3M LIBOR	Semi-Annually	0.380%	Semi-Annually	12/16/25	USD	8,475,000	(4,898)	(7,750)	2,852
Receive	3M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/16/30	USD	1,835,000	(2,753)	(4,670)	1,917
Receive	3M LIBOR	Semi-Annually	2.000%	Semi-Annually	03/21/23	USD	2,347,000	(102,851)	12,031	(114,882)

Totals								$(103,089)	$(783)	$(102,306)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	4.094%	USD	615,000	$(25,199)	$(26,431)	$1,232
CDX.NA.IG.35.V1	(1.000%)	Quarterly	12/20/25	0.593%	USD	1,175,000	(24,488)	(27,218)	2,730

Totals							$(49,687)	$(53,649)	$3,962

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.EM.34.V1	1.000%	Quarterly	12/20/25	2.309%	USD	18,280,000	$(1,160,689)	$(1,196,134)	$35,445

Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
Brazilian Government International Bond 4.250%, due 07/01/25	1.000%	Quarterly	06/20/25	2.352%	USD	680,000	$(40,614)	$(39,385)	$(1,229)
Mexico Government International Bond 7.500%, due 04/08/33	1.000%	Quarterly	06/20/25	1.375%	USD	655,000	(11,185)	(8,972)	(2,213)

Totals							$(51,799)	$(48,357)	$(3,442)

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	44.078%	USD	119,856	$10,787	$16,497	$(5,710)
CMBX.NA.AAA.12	(0.500%)	Monthly	08/17/61	GSI	0.540%	USD	2,660,000	8,163	48,348	(40,185)
CMBX.NA.AAA.12	(0.500%)	Monthly	08/17/61	GSI	0.540%	USD	1,430,000	4,388	(5,126)	9,514
CMBX.NA.AAA.12	(0.500%)	Monthly	08/17/61	GSI	0.540%	USD	640,000	1,964	1,527	437
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	192,478	—	(405)	405

Totals								$25,302	$60,841	$(35,539)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	44.078%	USD	119,856	$(10,787)	$(3,237)	$(7,550)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	CSI	24.710%	USD	550,000	(275,816)	(156,166)	(119,650)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	24.710%	USD	241,000	(120,858)	(59,417)	(61,441)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	GSI	24.710%	USD	580,000	(290,861)	(181,510)	(109,351)
CMBX.NA.BB.8	5.000%	Monthly	10/17/57	MSIP	24.710%	USD	1,289,000	(646,413)	(365,997)	(280,416)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	25.050%	USD	185,000	(61,781)	(26,509)	(35,272)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	DBAG	25.050%	USD	170,000	(56,772)	(25,789)	(30,983)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	25.050%	USD	660,000	(220,408)	(74,951)	(145,457)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	25.050%	USD	90,000	(30,056)	(8,031)	(22,025)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	MSIP	25.050%	USD	830,000	(277,180)	(124,759)	(152,421)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	192,478	—	5,620	(5,620)

Totals								$(1,990,932)	$(1,020,746)	$(970,186)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(MXN)—	Mexican Peso
(USD)—	United States Dollar

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,552,599	$—	$—	$17,552,599
Air Freight & Logistics	7,154,989	—	—	7,154,989
Airlines	1,008,472	—	—	1,008,472
Banks	15,044,883	—	—	15,044,883
Beverages	5,389,723	—	—	5,389,723
Biotechnology	17,444,427	—	—	17,444,427
Building Products	3,219,430	—	—	3,219,430
Capital Markets	26,910,216	—	—	26,910,216
Chemicals	18,410,328	—	—	18,410,328
Construction & Engineering	1,356,787	—	—	1,356,787
Consumer Finance	3,863,383	—	—	3,863,383
Containers & Packaging	4,076,371	—	—	4,076,371
Diversified Consumer Services	203,026	—	—	203,026
Diversified Financial Services	4,813,207	—	—	4,813,207
Electric Utilities	24,352,914	—	—	24,352,914
Electrical Equipment	1,214,436	—	—	1,214,436
Electronic Equipment, Instruments & Components	2,938,874	—	—	2,938,874
Energy Equipment & Services	1,190,682	—	—	1,190,682
Entertainment	18,942,329	—	—	18,942,329
Equity Real Estate Investment Trusts	22,750,939	—	—	22,750,939
Food & Staples Retailing	6,290,642	—	—	6,290,642
Food Products	10,320,950	—	—	10,320,950
Health Care Equipment & Supplies	26,761,476	—	—	26,761,476
Health Care Providers & Services	22,337,869	—	—	22,337,869
Health Care Technology	527,592	—	—	527,592

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$25,324,653	$—	$—	$25,324,653
Household Durables	5,325,671	—	—	5,325,671
Household Products	17,204,321	—	—	17,204,321
Industrial Conglomerates	8,846,886	—	—	8,846,886
Insurance	25,735,505	—	—	25,735,505
Interactive Media & Services	57,046,224	—	—	57,046,224
Internet & Direct Marketing Retail	41,301,469	—	—	41,301,469
IT Services	43,048,516	—	—	43,048,516
Life Sciences Tools & Services	9,520,297	—	—	9,520,297
Machinery	16,798,311	—	—	16,798,311
Media	20,345,750	—	—	20,345,750
Metals & Mining	—	—	10,395	10,395
Multiline Retail	5,810,666	—	—	5,810,666
Oil, Gas & Consumable Fuels	14,739,708	—	—	14,739,708
Personal Products	3,147,383	—	—	3,147,383
Pharmaceuticals	40,296,177	—	—	40,296,177
Professional Services	11,958,865	—	—	11,958,865
Road & Rail	3,518,338	—	—	3,518,338
Semiconductors & Semiconductor Equipment	37,073,997	—	—	37,073,997
Software	65,431,876	—	—	65,431,876
Special Purpose Acquisition Companies	1,271,218	—	—	1,271,218
Specialty Retail	22,304,097	—	—	22,304,097
Technology Hardware, Storage & Peripherals	41,495,302	—	—	41,495,302
Trading Companies & Distributors	1,115,985	—	—	1,115,985
Wireless Telecommunication Services	2,241,685	—	—	2,241,685
Total Common Stocks	784,979,444	—	10,395	784,989,839
Total U.S. Treasury & Government Agencies*	—	273,121,746	—	273,121,746
Corporate Bonds & Notes
Advertising	—	34,825	—	34,825
Aerospace/Defense	—	3,327,186	—	3,327,186
Agriculture	—	4,792,350	—	4,792,350
Apparel	—	169,612	—	169,612
Auto Manufacturers	—	424,400	—	424,400
Banks	—	27,725,338	0	27,725,338
Beverages	—	5,179,330	—	5,179,330
Biotechnology	—	3,857,404	—	3,857,404
Building Materials	—	636,242	—	636,242
Chemicals	—	2,167,423	—	2,167,423
Commercial Services	—	5,503,911	—	5,503,911
Computers	—	3,710,285	—	3,710,285
Distribution/Wholesale	—	52,500	—	52,500
Diversified Financial Services	—	3,963,802	—	3,963,802
Electric	—	15,012,387	—	15,012,387
Electronics	—	129,000	—	129,000
Engineering & Construction	—	822,939	—	822,939
Entertainment	—	56,716	—	56,716
Environmental Control	—	1,347,368	—	1,347,368
Food	—	3,045,970	—	3,045,970
Food Service	—	201,500	—	201,500
Forest Products & Paper	—	1,023,625	—	1,023,625
Gas	—	1,686,209	—	1,686,209
Healthcare-Products	—	3,055,055	—	3,055,055
Healthcare-Services	—	3,556,137	—	3,556,137
Home Builders	—	1,796,219	—	1,796,219
Insurance	—	4,906,860	—	4,906,860
Internet	—	3,889,773	—	3,889,773
Iron/Steel	—	1,535,443	—	1,535,443
Lodging	—	1,056,794	—	1,056,794

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery-Construction & Mining	$—	$31,162	$—	$31,162
Machinery-Diversified	—	1,675,456	—	1,675,456
Media	—	11,356,742	—	11,356,742
Mining	—	1,411,294	—	1,411,294
Miscellaneous Manufacturing	—	535,795	—	535,795
Multi-National	—	473,980	—	473,980
Office/Business Equipment	—	141,800	—	141,800
Oil & Gas	—	3,984,888	—	3,984,888
Oil & Gas Services	—	1,027,631	—	1,027,631
Packaging & Containers	—	1,358,627	—	1,358,627
Pharmaceuticals	—	7,523,545	—	7,523,545
Pipelines	—	5,049,189	—	5,049,189
Real Estate Investment Trusts	—	3,770,935	—	3,770,935
Retail	—	3,128,552	—	3,128,552
Semiconductors	—	5,256,875	—	5,256,875
Software	—	6,133,655	—	6,133,655
Telecommunications	—	11,720,272	—	11,720,272
Transportation	—	1,329,615	—	1,329,615
Trucking & Leasing	—	968,620	—	968,620
Water	—	432,053	—	432,053
Total Corporate Bonds & Notes	—	171,977,289	0	171,977,289
Total Mortgage-Backed Securities*	—	64,090,702	—	64,090,702
Total Asset-Backed Securities*	—	47,883,281	—	47,883,281
Floating Rate Loans
Advertising	—	243,269	—	243,269
Aerospace/Defense	—	139,561	—	139,561
Agriculture	—	210,601	—	210,601
Airlines	—	187,503	—	187,503
Auto Manufacturers	—	96,967	—	96,967
Auto Parts & Equipment	—	382,275	—	382,275
Building Materials	—	217,935	—	217,935
Commercial Services	—	1,845,720	—	1,845,720
Computers	—	274,249	—	274,249
Cosmetics/Personal Care	—	333,159	—	333,159
Distribution/Wholesale	—	65,191	—	65,191
Diversified Financial Services	—	505,259	—	505,259
Engineering & Construction	—	232,686	—	232,686
Entertainment	—	529,305	—	529,305
Food	—	319,668	—	319,668
Food Service	—	95,800	—	95,800
Gas	—	147,940	—	147,940
Healthcare-Products	—	83,143	—	83,143
Healthcare-Services	—	255,520	—	255,520
Insurance	—	687,225	—	687,225
Internet	—	113,279	—	113,279
Leisure Time	—	122,070	—	122,070
Lodging	—	353,001	—	353,001
Machinery-Construction & Mining	—	96,004	—	96,004
Machinery-Diversified	—	599,824	—	599,824
Media	—	639,287	—	639,287
Miscellaneous Manufacturing	—	104,225	—	104,225
Oil & Gas	—	87,523	0	87,523
Packaging & Containers	—	467,945	—	467,945
Pharmaceuticals (Less Unfunded Loan Commitments of $18,791)	—	640,146	—	640,146
Real Estate Investment Trusts	—	189,396	—	189,396
Retail	—	375,533	—	375,533
Semiconductors	—	56,782	—	56,782

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$—	$816,889	$—	$816,889
Telecommunications	—	385,856	—	385,856
Total Floating Rate Loans (Less Unfunded Loan Commitments of $18,791)	—	11,900,736	0	11,900,736
Total Foreign Government*	—	10,312,873	—	10,312,873
Total Municipals*	—	9,493,702	—	9,493,702
Total Short-Term Investments*	—	24,167,922	—	24,167,922
Securities Lending Reinvestments
Certificates of Deposit	—	5,001,858	—	5,001,858
Repurchase Agreements	—	15,201,030	—	15,201,030
Mutual Funds	20,360,000	—	—	20,360,000
Total Securities Lending Reinvestments	20,360,000	20,202,888	—	40,562,888
Total Purchased Options at Value	$—	$21,795	$—	$21,795
Total Net Investments	$805,339,444	$633,172,934	$10,395	$1,438,522,773

Collateral for Securities Loaned (Liability)	$—	$(40,560,530)	$—	$(40,560,530)
TBA Forward Sales Commitments	$—	$(10,801,740)	$—	$(10,801,740)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$125,045	$—	$125,045
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,628)	—	(6,628)
Total Forward Contracts	$—	$118,417	$—	$118,417
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$233,912	$—	$—	$233,912
Futures Contracts (Unrealized Depreciation)	(137,557)	—	—	(137,557)
Total Futures Contracts	$96,355	$—	$—	$96,355
Total Written Options at Value	$—	$(553,835)	$—	$(553,835)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$51,983	$—	$51,983
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(118,324)	—	(118,324)
Total Centrally Cleared Swap Contracts	$—	$(66,341)	$—	$(66,341)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$25,302	$0	$25,302
OTC Swap Contracts at Value (Liabilities)	—	(1,990,932)	—	(1,990,932)
Total OTC Swap Contracts	$—	$(1,965,630)	$0	$(1,965,630)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTII-137

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.4%
General Dynamics Corp.	525,495	$72,744,273
Lockheed Martin Corp. (a)	192,151	73,647,635
Northrop Grumman Corp.	308,593	97,358,006
Raytheon Technologies Corp.	492,698	28,349,843

		272,099,757

Air Freight & Logistics—2.8%
United Parcel Service, Inc. - Class B	623,046	103,818,155

Banks—1.6%
PNC Financial Services Group, Inc. (The)	546,115	60,023,500

Beverages—8.2%
Coca-Cola Co. (The)	2,555,887	126,184,141
Diageo plc	2,390,406	81,891,001
PepsiCo, Inc.	650,122	90,106,910

		298,182,052

Biotechnology—1.7%
Amgen, Inc.	238,710	60,670,534

Chemicals—5.2%
Ecolab, Inc.	450,025	89,932,996
Linde plc (a)	421,639	100,404,895

		190,337,891

Consumer Finance—3.1%
American Express Co.	1,127,453	113,027,163

Equity Real Estate Investment Trusts—3.6%
American Tower Corp.	248,445	60,056,610
Public Storage	322,560	71,840,563

		131,897,173

Food & Staples Retailing—1.5%
Costco Wholesale Corp. (a)	153,081	54,343,755

Health Care Equipment & Supplies—7.1%
Baxter International, Inc.	776,902	62,478,459
Danaher Corp. (a)	398,794	85,872,312
Medtronic plc	1,058,195	109,967,624

		258,318,395

Health Care Providers & Services—3.8%
UnitedHealth Group, Inc.	444,589	138,609,513

Hotels, Restaurants & Leisure—4.2%
McDonald’s Corp.	694,596	152,456,876

Household Products—6.4%
Colgate-Palmolive Co.	1,437,250	110,883,838
Procter & Gamble Co. (The) (a)	895,501	124,465,684

		235,349,522

Industrial Conglomerates—2.5%
Honeywell International, Inc.	545,072	89,724,302

Insurance—4.7%
Chubb, Ltd.	648,672	75,323,792
Marsh & McLennan Cos., Inc. (a)	841,894	96,565,242

		171,889,034

IT Services—6.1%
Accenture plc - Class A	364,876	82,458,327
Automatic Data Processing, Inc.	395,895	55,223,394
Visa, Inc. - A Shares (a)	426,791	85,345,396

		223,027,117

Machinery—2.1%
Deere & Co. (a)	345,594	76,593,998

Media—1.4%
Comcast Corp. - Class A	1,148,212	53,116,287

Pharmaceuticals—6.3%
Johnson & Johnson	900,537	134,071,948
Merck & Co., Inc.	1,176,482	97,589,182

		231,661,130

Road & Rail—5.9%
Canadian National Railway Co. (a)	920,531	98,036,499
Union Pacific Corp.	591,179	116,385,410

		214,421,909

Software—3.1%
Microsoft Corp.	537,361	113,023,139

Specialty Retail—5.2%
Home Depot, Inc. (The)	308,459	85,662,149
TJX Cos., Inc. (The)	1,852,565	103,095,242

		188,757,391

Textiles, Apparel & Luxury Goods—3.6%
NIKE, Inc. - Class B	1,063,999	133,574,434

Total Common Stocks (Cost $2,605,830,933)		3,564,923,027

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

BHFTII-138

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—2.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $104,784,438; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $106,880,222.	104,784,438	$104,784,438

Total Short-Term Investments (Cost $104,784,438)		104,784,438

Securities Lending Reinvestments (e)—2.6%

Certificates of Deposit—1.7%
Banco del Estado de Chile 0.250%, 01/04/21	1,000,000	1,000,000
Bank of Montreal (Chicago) 0.261%, 1M LIBOR + 0.110%, 11/13/20 (f)	5,000,000	5,000,495
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (f)	3,000,000	3,001,452
1.820%, 10/06/20	2,007,794	2,000,556
BNP Paribas S.A. New York 0.261%, 1M LIBOR + 0.110%, 02/12/21 (f)	3,000,000	3,000,564
0.271%, 1M LIBOR + 0.120%, 02/11/21 (f)	3,000,000	3,000,672
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (f)	5,000,000	5,001,380
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (f)	5,000,000	4,994,410
0.281%, SOFR + 0.210%, 02/22/21 (f)	5,000,000	4,994,410
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	5,000,000	5,000,030
Mizuho Bank, Ltd. 0.250%, 03/22/21	5,000,000	5,000,240
National Westminster Bank plc
Zero Coupon, 12/03/20	1,999,001	1,999,240
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (f)	1,500,000	1,500,045
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (f)	5,000,000	5,001,125
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (f)	2,000,000	2,000,152
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (f)	6,000,000	6,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (f)	5,000,000	4,999,435

		63,494,206

Commercial Paper—0.3%
Antalis S.A. 0.210%, 11/20/20	7,995,707	7,997,224
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,999,946
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (f)	2,000,000	2,000,130

		11,997,300

Repurchase Agreements—0.6%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $16,506,898; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $18,088,156.	16,500,000	16,500,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,067,543; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,108,891.	2,067,540	2,067,540
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,000,101; collateralized by various Common Stock with an aggregate market value of $2,222,727.	2,000,000	2,000,000

		20,767,540

Total Securities Lending Reinvestments (Cost $96,264,261)		96,259,046

Total Investments—103.0% (Cost $2,806,879,632)		3,765,966,511
Other assets and liabilities (net)—(3.0)%		(108,724,688)

Net Assets—100.0%		$3,657,241,823

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $94,546,335 and the collateral received consisted of cash in the amount of $96,258,746. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-139

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$272,099,757	$—	$—	$272,099,757
Air Freight & Logistics	103,818,155	—	—	103,818,155
Banks	60,023,500	—	—	60,023,500
Beverages	216,291,051	81,891,001	—	298,182,052
Biotechnology	60,670,534	—	—	60,670,534
Chemicals	190,337,891	—	—	190,337,891
Consumer Finance	113,027,163	—	—	113,027,163
Equity Real Estate Investment Trusts	131,897,173	—	—	131,897,173
Food & Staples Retailing	54,343,755	—	—	54,343,755
Health Care Equipment & Supplies	258,318,395	—	—	258,318,395
Health Care Providers & Services	138,609,513	—	—	138,609,513
Hotels, Restaurants & Leisure	152,456,876	—	—	152,456,876
Household Products	235,349,522	—	—	235,349,522
Industrial Conglomerates	89,724,302	—	—	89,724,302
Insurance	171,889,034	—	—	171,889,034
IT Services	223,027,117	—	—	223,027,117
Machinery	76,593,998	—	—	76,593,998
Media	53,116,287	—	—	53,116,287
Pharmaceuticals	231,661,130	—	—	231,661,130
Road & Rail	214,421,909	—	—	214,421,909
Software	113,023,139	—	—	113,023,139
Specialty Retail	188,757,391	—	—	188,757,391
Textiles, Apparel & Luxury Goods	133,574,434	—	—	133,574,434
Total Common Stocks	3,483,032,026	81,891,001	—	3,564,923,027
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	104,784,438	—	104,784,438
Total Securities Lending Reinvestments*	—	96,259,046	—	96,259,046
Total Investments	$3,483,032,026	$282,934,485	$0	$3,765,966,511

Collateral for Securities Loaned (Liability)	$—	$(96,258,746)	$—	$(96,258,746)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTII-140

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
L3Harris Technologies, Inc.	74,105	$12,585,993

Banks—1.0%
SVB Financial Group (a)	53,374	12,842,852

Biotechnology—5.3%
ACADIA Pharmaceuticals, Inc. (a) (b)	77,867	3,212,014
BioMarin Pharmaceutical, Inc. (a)	120,993	9,205,147
Exact Sciences Corp. (a) (b)	197,588	20,144,097
Incyte Corp. (a)	134,974	12,112,567
Moderna, Inc. (a) (b)	83,275	5,891,706
Seattle Genetics, Inc. (a) (b)	81,231	15,896,094

		66,461,625

Building Products—1.1%
Builders FirstSource, Inc. (a) (b)	242,812	7,920,527
Masco Corp.	96,569	5,323,849

		13,244,376

Capital Markets—4.8%
KKR & Co., Inc.	574,352	19,723,248
Moody’s Corp.	44,412	12,872,818
MSCI, Inc.	41,961	14,970,845
Nasdaq, Inc.	100,308	12,308,795

		59,875,706

Chemicals—2.8%
FMC Corp.	199,973	21,179,141
Sherwin-Williams Co. (The)	19,719	13,739,016

		34,918,157

Commercial Services & Supplies—3.6%
Cintas Corp.	74,799	24,895,351
Stericycle, Inc. (a)	135,686	8,556,359
Waste Connections, Inc.	112,611	11,689,022

		45,140,732

Construction & Engineering—1.3%
Quanta Services, Inc.	295,661	15,628,640

Construction Materials—0.8%
Vulcan Materials Co.	76,962	10,431,430

Containers & Packaging—1.8%
Ball Corp.	272,279	22,631,831

Diversified Consumer Services—1.2%
Bright Horizons Family Solutions, Inc. (a) (b)	102,212	15,540,313

Electrical Equipment—1.1%
Rockwell Automation, Inc. (b)	62,774	13,852,966

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp. - Class A	123,361	13,356,296

Entertainment—0.9%
Electronic Arts, Inc. (a)	86,186	11,239,516

Equity Real Estate Investment Trusts—1.6%
SBA Communications Corp.	63,208	20,130,484

Health Care Equipment & Supplies—9.2%
Alcon, Inc. (a)	98,354	5,601,260
Cooper Cos., Inc. (The)	20,058	6,761,953
DexCom, Inc. (a)	33,327	13,738,389
Edwards Lifesciences Corp. (a)	86,651	6,916,483
Hologic, Inc. (a)	141,720	9,420,128
IDEXX Laboratories, Inc. (a)	36,568	14,375,247
Insulet Corp. (a) (b)	85,235	20,165,749
ResMed, Inc.	56,970	9,766,367
STERIS plc	71,037	12,516,009
Teleflex, Inc.	44,254	15,064,947

		114,326,532

Health Care Providers & Services—0.8%
Humana, Inc.	22,626	9,364,675

Health Care Technology—1.4%
Veeva Systems, Inc. - Class A (a)	61,938	17,416,346

Hotels, Restaurants & Leisure—4.7%
Caesars Entertainment, Inc. (a) (b)	733,930	41,144,116
Domino’s Pizza, Inc.	21,843	9,289,391
Planet Fitness, Inc. - Class A (a)	121,054	7,459,347

		57,892,854

Industrial Conglomerates—0.4%
Roper Technologies, Inc.	12,782	5,050,296

Insurance—1.6%
Aon plc - Class A	96,206	19,847,298

Interactive Media & Services—2.6%
IAC/InterActiveCorp (a)	107,593	12,887,490
Twitter, Inc. (a)	427,598	19,028,111

		31,915,601

IT Services—10.7%
Booz Allen Hamilton Holding Corp.	69,295	5,750,099
Genpact, Ltd.	226,336	8,815,787
Global Payments, Inc.	131,425	23,338,452
Leidos Holdings, Inc.	122,853	10,952,345
MongoDB, Inc. (a) (b)	83,493	19,329,464
Okta, Inc. (a)	87,585	18,730,052
Square, Inc. - Class A (a)	285,409	46,393,233

		133,309,432

Leisure Products — 1.3%
Mattel, Inc. (a) (b)	1,390,103	16,264,205

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	55,383	$5,590,360
Illumina, Inc. (a)	17,359	5,365,320

		10,955,680

Multiline Retail—1.5%
Dollar General Corp.	89,428	18,745,897

Pharmaceuticals—0.9%
Horizon Therapeutics plc (a)	144,300	11,209,224

Professional Services—1.9%
IHS Markit, Ltd.	309,165	24,272,544

Road & Rail—1.1%
Knight-Swift Transportation Holdings, Inc.	341,023	13,879,636

Semiconductors & Semiconductor Equipment—10.4%
Advanced Micro Devices, Inc. (a)	356,467	29,226,729
Cree, Inc. (a) (b)	105,795	6,743,373
KLA Corp.	55,894	10,828,904
Lam Research Corp.	69,351	23,007,194
Marvell Technology Group, Ltd.	376,200	14,935,140
Microchip Technology, Inc. (b)	239,273	24,587,694
Monolithic Power Systems, Inc. (b)	32,252	9,017,982
Xilinx, Inc.	102,558	10,690,646

		129,037,662

Software—11.7%
Atlassian Corp. plc - Class A (a)	79,254	14,407,585
Autodesk, Inc. (a)	42,285	9,768,258
Coupa Software, Inc. (a) (b)	82,897	22,733,673
Dynatrace, Inc. (a) (b)	222,157	9,112,880
Five9, Inc. (a) (b)	112,518	14,591,334
Paycom Software, Inc. (a)	54,781	17,053,325
RingCentral, Inc. - Class A (a) (b)	77,667	21,328,135
Splunk, Inc. (a)	139,287	26,204,063
Workday, Inc. - Class A (a)	50,827	10,934,413

		146,133,666

Specialty Retail—6.1%
Advance Auto Parts, Inc.	36,158	5,550,253
Burlington Stores, Inc. (a)	41,401	8,532,332
Carvana Co. (a) (b)	72,333	16,134,599
Floor & Decor Holdings, Inc. - Class A (a)	162,373	12,145,500
O’Reilly Automotive, Inc. (a)	46,848	21,600,676
Ross Stores, Inc.	122,936	11,472,388

		75,435,748

Textiles, Apparel & Luxury Goods—1.8%
lululemon athletica, Inc. (a)	66,436	21,882,025

Total Common Stocks (Cost $897,928,063)		1,224,820,238

Short-Term Investment—1.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $23,794,383; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $24,270,331.	23,794,383	$23,794,383

Total Short-Term Investments (Cost $23,794,383)		23,794,383

Securities Lending Reinvestments (c)—13.9%

Certificates of Deposit—4.8%
Banco del Estado de Chile 0.250%, 01/04/21	1,000,000	1,000,000
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	2,000,198
0.480%, SOFR + 0.410%, 10/02/20 (d)	2,000,000	2,000,028
Bank of Nova Scotia 1.820%, 10/06/20	2,007,794	2,000,556
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,000,164
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	2,000,000	2,000,874
Credit Suisse AG 0.550%, SOFR + 0.480%, 10/06/20 (d)	5,000,000	5,000,295
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	1,500,000	1,498,323
0.281%, SOFR + 0.210%, 02/22/21 (d)	1,500,000	1,498,323
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	2,998,161	2,999,190
Zero Coupon, 01/25/21	1,998,239	1,998,560
Mizuho Bank, Ltd. 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	6,000,000	6,001,218
National Westminster Bank plc
Zero Coupon, 12/03/20	2,998,501	2,998,860
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,958
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	4,000,000	3,999,448
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	3,000,000	3,000,228
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	2,000,000	2,000,024
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (d)	2,000,000	1,999,916
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,000,000

		58,996,425

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.9%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	$1,999,946
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (d)	1,000,000	1,000,065
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

		11,000,011

Repurchase Agreements—6.2%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,000,015; collateralized by various Common Stock with an aggregate market value of $3,333,820.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $5,007,922; collateralized by various Common Stock with an aggregate market value of $5,556,868.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $6,002,508; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $6,578,184.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $8,700,024; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $8,874,001.	8,700,000	8,700,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,700,010; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,774,000.	3,700,000	3,700,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,187,597; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,211,347.	1,187,595	1,187,595
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $17,500,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $19,401,728.	17,500,000	17,500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $20,000,111; collateralized by various Common Stock with an aggregate market value of $22,225,796.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,200,105; collateralized by various Common Stock with an aggregate market value of $2,444,838.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,000,051; collateralized by various Common Stock with an aggregate market value of $1,111,364.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $4,000,187; collateralized by various Common Stock with an aggregate market value of $4,446,155.	4,000,000	4,000,000

		77,287,595

Mutual Funds—2.0%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	7,000,000	7,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	5,600,000	5,600,000

		25,100,000

Total Securities Lending Reinvestments (Cost $172,380,589)		172,384,031

Total Investments—114.2% (Cost $1,094,103,035)		1,420,998,652
Other assets and liabilities (net)—(14.2)%		(176,148,131)

Net Assets—100.0%		$1,244,850,521

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $169,792,806 and the collateral received consisted of cash in the amount of $172,365,996. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,224,820,238	$—	$—	$1,224,820,238
Total Short-Term Investment*	—	23,794,383	—	23,794,383
Securities Lending Reinvestments
Certificates of Deposit	—	58,996,425	—	58,996,425
Commercial Paper	—	11,000,011	—	11,000,011
Repurchase Agreements	—	77,287,595	—	77,287,595
Mutual Funds	25,100,000	—	—	25,100,000
Total Securities Lending Reinvestments	25,100,000	147,284,031	—	172,384,031
Total Investments	$1,249,920,238	$171,078,414	$—	$1,420,998,652

Collateral for Securities Loaned (Liability)	$—	$(172,365,996)	$—	$(172,365,996)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-144

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Automobiles—6.8%
Tesla, Inc. (a) (b)	491,036	$210,659,354

Biotechnology—1.4%
Sarepta Therapeutics, Inc. (a) (b)	66,081	9,279,755
Vertex Pharmaceuticals, Inc. (a)	125,730	34,213,647

		43,493,402

Capital Markets—2.1%
Goldman Sachs Group, Inc. (The)	124,363	24,993,232
S&P Global, Inc.	116,648	42,063,269

		67,056,501

Entertainment—4.4%
Netflix, Inc. (a)	226,157	113,085,285
Spotify Technology S.A. (a)	97,358	23,616,130

		136,701,415

Equity Real Estate Investment Trusts—0.7%
American Tower Corp.	93,020	22,485,725

Food & Staples Retailing—1.9%
Costco Wholesale Corp.	171,093	60,738,015

Health Care Equipment & Supplies—3.8%
Danaher Corp.	163,211	35,144,225
DexCom, Inc. (a)	72,813	30,015,703
Edwards Lifesciences Corp. (a)	307,841	24,571,868
Intuitive Surgical, Inc. (a)	39,561	28,070,112

		117,801,908

Health Care Providers & Services—0.5%
Humana, Inc.	36,308	15,027,518

Health Care Technology—0.4%
Teladoc Health, Inc. (a) (b)	61,455	13,473,394

Hotels, Restaurants & Leisure—1.4%
Chipotle Mexican Grill, Inc. (a)	34,414	42,801,036

Interactive Media & Services—10.0%
Alphabet, Inc. - Class A (a)	37,663	55,198,893
Alphabet, Inc. - Class C (a)	37,520	55,139,392
Facebook, Inc. - Class A (a)	465,312	121,865,213
Match Group, Inc. (a)	406,916	45,025,255
Tencent Holdings, Ltd.	545,171	36,304,775

		313,533,528

Internet & Direct Marketing Retail—8.9%
Alibaba Group Holding, Ltd. (ADR) (a)	112,273	33,006,016
Amazon.com, Inc. (a)	78,034	245,707,997

		278,714,013

IT Services—13.3%
Adyen NV (a)	28,484	52,491,934

IT Services—(Continued)
MasterCard, Inc. - Class A	267,686	90,523,375
PayPal Holdings, Inc. (a)	319,615	62,973,743
Shopify, Inc. - Class A (a)	69,563	71,160,862
Twilio, Inc. - Class A (a) (b)	177,391	43,831,542
Visa, Inc. - A Shares (b)	471,140	94,213,866

		415,195,322

Leisure Products—0.6%
Peloton Interactive, Inc. - Class A (a)	186,523	18,510,543

Personal Products—1.2%
Estee Lauder Cos., Inc. (The) - Class A	173,496	37,865,502

Pharmaceuticals—2.6%
AstraZeneca plc (ADR)	908,403	49,780,484
Eli Lilly and Co.	201,638	29,846,457

		79,626,941

Road & Rail—2.4%
Uber Technologies, Inc. (a) (b)	1,138,776	41,542,549
Union Pacific Corp.	162,177	31,927,786

		73,470,335

Semiconductors & Semiconductor Equipment—3.9%
NVIDIA Corp.	224,842	121,688,987

Software—20.3%
Adobe, Inc. (a)	193,487	94,891,829
Atlassian Corp. plc - Class A (a)	134,578	24,464,935
Coupa Software, Inc. (a) (b)	92,906	25,478,541
Crowdstrike Holdings, Inc. - Class A (a) (b)	255,123	35,033,490
Microsoft Corp.	791,091	166,390,170
RingCentral, Inc. - Class A (a) (b)	100,493	27,596,383
Salesforce.com, Inc. (a)	424,393	106,658,449
ServiceNow, Inc. (a)	81,057	39,312,645
Splunk, Inc. (a) (b)	218,192	41,048,461
Trade Desk, Inc. (The) - Class A (a) (b)	44,074	22,864,710
Workday, Inc. - Class A (a)	228,875	49,237,879

		632,977,492

Specialty Retail—1.7%
Home Depot, Inc. (The)	191,429	53,161,748

Technology Hardware, Storage & Peripherals—6.1%
Apple, Inc.	1,641,424	190,093,314

Textiles, Apparel & Luxury Goods—5.7%
Kering S.A.	66,954	44,483,241
lululemon athletica, Inc. (a)	179,857	59,239,500
LVMH Moet Hennessy Louis Vuitton SE	42,763	19,991,524
NIKE, Inc. - Class B	421,190	52,876,192

		176,590,457

Total Common Stocks (Cost $1,429,341,991)		3,121,666,450

BHFTII-145

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Short-Term Investment—0.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $1,746,315; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $1,781,292.	1,746,315	$1,746,315

Total Short-Term Investments (Cost $1,746,315)		1,746,315

Securities Lending Reinvestments (c)—8.4%

Certificates of Deposit—2.3%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	5,000,000	5,000,495
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	5,000,000	5,001,240
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	2,000,552
0.550%, SOFR + 0.480%, 10/06/20 (d)	2,000,000	2,000,118
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	2,000,000	2,001,152
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	1,500,000	1,498,323
0.281%, SOFR + 0.210%, 02/22/21 (d)	1,500,000	1,498,323
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	4,000,000	4,000,024
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	4,995,598	4,996,400
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	7,000,000	7,001,421
National Westminster Bank plc
Zero Coupon, 12/03/20	1,999,001	1,999,240
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,958
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,500,075
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	3,000,000	2,999,586
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	6,981,801	6,998,320
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	5,000,000	5,000,060
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (d)	2,000,000	1,999,916
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (d)	2,000,000	1,999,774

		73,495,077

Commercial Paper—0.3%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	10,000,000	10,000,000

Repurchase Agreements—2.4%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $5,000,025; collateralized by various Common Stock with an aggregate market value of $5,556,367.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $5,001,750; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $8,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $8,770,913.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $7,002,926; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $7,673,684.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $4,385,457.	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $13,800,038; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $14,076,002.	13,800,000	13,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $5,800,016; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $5,916,000.	5,800,000	5,800,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $1,249,729; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $1,274,721.	1,249,726	1,249,726
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $10,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $11,086,702.	10,000,000	10,000,000

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $3,200,152; collateralized by various Common Stock with an aggregate market value of $3,556,127.	3,200,000	$3,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,500,177; collateralized by various Common Stock with an aggregate market value of $3,889,773.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $10,000,467; collateralized by various Common Stock with an aggregate market value of $11,115,388.	10,000,000	10,000,000

		76,549,726

Mutual Funds—3.4%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	5,000,000	5,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	25,000,000	25,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	25,000,000	25,000,000

		105,000,000

Total Securities Lending Reinvestments (Cost $265,038,922)		265,044,803

Total Investments—108.6% (Cost $1,696,127,228)		3,388,457,568
Other assets and liabilities (net)—(8.6)%		(268,827,656)

Net Assets—100.0%		$3,119,629,912

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $264,723,815 and the collateral received consisted of cash in the amount of $265,023,061 and non-cash collateral with a value of $2,687,804. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$210,659,354	$—	$—	$210,659,354
Biotechnology	43,493,402	—	—	43,493,402
Capital Markets	67,056,501	—	—	67,056,501
Entertainment	136,701,415	—	—	136,701,415
Equity Real Estate Investment Trusts	22,485,725	—	—	22,485,725
Food & Staples Retailing	60,738,015	—	—	60,738,015
Health Care Equipment & Supplies	117,801,908	—	—	117,801,908
Health Care Providers & Services	15,027,518	—	—	15,027,518
Health Care Technology	13,473,394	—	—	13,473,394
Hotels, Restaurants & Leisure	42,801,036	—	—	42,801,036
Interactive Media & Services	277,228,753	36,304,775	—	313,533,528
Internet & Direct Marketing Retail	278,714,013	—	—	278,714,013
IT Services	362,703,388	52,491,934	—	415,195,322
Leisure Products	18,510,543	—	—	18,510,543
Personal Products	37,865,502	—	—	37,865,502
Pharmaceuticals	79,626,941	—	—	79,626,941
Road & Rail	73,470,335	—	—	73,470,335
Semiconductors & Semiconductor Equipment	121,688,987	—	—	121,688,987
Software	632,977,492	—	—	632,977,492
Specialty Retail	53,161,748	—	—	53,161,748
Technology Hardware, Storage & Peripherals	190,093,314	—	—	190,093,314
Textiles, Apparel & Luxury Goods	112,115,692	64,474,765	—	176,590,457
Total Common Stocks	2,968,394,976	153,271,474	—	3,121,666,450
Total Short-Term Investment*	—	1,746,315	—	1,746,315
Securities Lending Reinvestments
Certificates of Deposit	—	73,495,077	—	73,495,077
Commercial Paper	—	10,000,000	—	10,000,000
Repurchase Agreements	—	76,549,726	—	76,549,726
Mutual Funds	105,000,000	—	—	105,000,000
Total Securities Lending Reinvestments	105,000,000	160,044,803	—	265,044,803
Total Investments	$3,073,394,976	$315,062,592	$—	$3,388,457,568

Collateral for Securities Loaned (Liability)	$—	$(265,023,061)	$—	$(265,023,061)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-148

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	59,215	$2,362,086
BWX Technologies, Inc.	18,009	1,014,087
Kratos Defense & Security Solutions, Inc. (a)	72,227	1,392,536
Mercury Systems, Inc. (a)	23,271	1,802,572

		6,571,281

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a) (b)	54,658	1,369,729

Auto Components—2.4%
Cooper Tire & Rubber Co.	60,863	1,929,357
Dana, Inc.	133,591	1,645,841
Dorman Products, Inc. (a)	5,194	469,434
Fox Factory Holding Corp. (a) (b)	27,873	2,071,800
LCI Industries (b)	17,614	1,872,192
Stoneridge, Inc. (a)	30,566	561,498

		8,550,122

Banks—7.2%
Ameris Bancorp	71,780	1,635,148
Atlantic Union Bankshares Corp.	81,004	1,731,055
BancorpSouth Bank (b)	82,440	1,597,687
Bryn Mawr Bank Corp.	59,197	1,472,229
Cathay General Bancorp	61,945	1,342,968
CVB Financial Corp. (b)	92,035	1,530,542
Home BancShares, Inc. (b)	129,552	1,964,008
OceanFirst Financial Corp.	102,200	1,399,118
Pinnacle Financial Partners, Inc. (b)	42,106	1,498,553
Popular, Inc.	60,065	2,178,558
Prosperity Bancshares, Inc.	39,142	2,028,730
South State Corp.	28,515	1,372,997
TCF Financial Corp. (b)	61,330	1,432,669
Triumph Bancorp, Inc. (a)	70,598	2,198,422
Wintrust Financial Corp.	53,717	2,151,366

		25,534,050

Beverages—0.9%
Primo Water Corp.	214,270	3,042,634

Biotechnology—4.8%
Blueprint Medicines Corp. (a)	12,454	1,154,486
ChemoCentryx, Inc. (a)	16,636	911,653
Dicerna Pharmaceuticals, Inc. (a) (b)	36,875	663,381
Emergent BioSolutions, Inc. (a) (b)	31,717	3,277,317
Halozyme Therapeutics, Inc. (a) (b)	50,397	1,324,433
Natera, Inc. (a)	25,331	1,829,911
PTC Therapeutics, Inc. (a) (b)	20,232	945,846
Rocket Pharmaceuticals, Inc. (a) (b)	37,514	857,570
SpringWorks Therapeutics, Inc. (a) (b)	20,286	967,034
United Therapeutics Corp. (a) (b)	19,070	1,926,070
Veracyte, Inc. (a)	37,351	1,213,534
Xencor, Inc. (a)	26,663	1,034,258
Y-mAbs Therapeutics, Inc. (a) (b)	27,479	1,054,919

		17,160,412

Security Description	Shares	Value

Building Products—3.6%
AAON, Inc. (b)	26,786	$1,613,857
Advanced Drainage Systems, Inc.	30,709	1,917,470
American Woodmark Corp. (a)	18,797	1,476,316
Armstrong World Industries, Inc. (b)	22,958	1,579,740
Patrick Industries, Inc.	20,472	1,177,550
Trex Co., Inc. (a)	26,174	1,874,058
UFP Industries, Inc.	57,651	3,257,858

		12,896,849

Capital Markets—2.5%
Assetmark Financial Holdings, Inc. (a)	51,431	1,118,110
Donnelley Financial Solutions, Inc. (a)	156,598	2,092,149
Focus Financial Partners, Inc. - Class A (a) (b)	29,101	954,222
Hamilton Lane, Inc. - Class A	17,125	1,106,104
PJT Partners, Inc. - Class A	25,746	1,560,465
Stifel Financial Corp.	39,670	2,005,715

		8,836,765

Chemicals—2.1%
Ashland Global Holdings, Inc.	22,086	1,566,339
Cabot Corp.	40,908	1,473,915
Ingevity Corp. (a)	22,378	1,106,368
Valvoline, Inc.	102,407	1,949,829
WR Grace & Co.	35,726	1,439,401

		7,535,852

Commercial Services & Supplies—3.6%
Casella Waste Systems, Inc. - Class A (a) (b)	32,272	1,802,391
Clean Harbors, Inc. (a)	24,878	1,393,914
Harsco Corp. (a) (b)	125,141	1,740,711
IAA, Inc. (a)	52,896	2,754,295
KAR Auction Services, Inc. (b)	62,203	895,723
Kimball International, Inc. - Class B	90,350	952,289
McGrath RentCorp	52,845	3,149,034

		12,688,357

Communications Equipment—0.5%
Viavi Solutions, Inc. (a)	136,811	1,604,793

Construction & Engineering—1.7%
AECOM (a)	48,905	2,046,185
Arcosa, Inc.	66,800	2,945,212
WillScot Mobile Mini Holdings Corp. (a)	70,535	1,176,524

		6,167,921

Distributors—0.5%
Core-Mark Holding Co., Inc.	59,211	1,712,974

Diversified Consumer Services—1.0%
Arco Platform, Ltd. - Class A (a)	19,233	785,475
frontdoor, Inc. (a)	73,947	2,877,278

		3,662,753

BHFTII-149

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.5%
Cannae Holdings, Inc. (a)	50,201	$1,870,489

Diversified Telecommunication Services—1.2%
GCI Liberty, Inc. - Class A (a)	44,835	3,674,677
Liberty Latin America, Ltd. - Class C (a)	89,852	731,395

		4,406,072

Electric Utilities—1.3%
ALLETE, Inc.	43,117	2,230,874
NRG Energy, Inc.	78,650	2,417,701

		4,648,575

Electrical Equipment—1.4%
Generac Holdings, Inc. (a)	12,373	2,395,908
Vertiv Holdings Co. (a) (b)	157,087	2,720,747

		5,116,655

Electronic Equipment, Instruments & Components—3.6%
Belden, Inc. (b)	32,819	1,021,327
Itron, Inc. (a)	15,738	955,926
Kimball Electronics, Inc. (a)	49,862	576,405
Littelfuse, Inc. (b)	11,544	2,047,213
Methode Electronics, Inc.	78,869	2,247,767
nLight, Inc. (a)	33,180	779,067
Novanta, Inc. (a)	16,948	1,785,302
SYNNEX Corp.	12,682	1,776,241
TTM Technologies, Inc. (a)	129,930	1,482,501

		12,671,749

Energy Equipment & Services—0.9%
ChampionX Corp. (a)	183,501	1,466,173
DMC Global, Inc. (b)	47,604	1,568,076

		3,034,249

Entertainment—0.7%
Liberty Braves Group - Class C (a) (b)	57,036	1,198,327
Madison Square Garden Entertainment Corp. (a)	19,923	1,364,526

		2,562,853

Equity Real Estate Investment Trusts—4.0%
Agree Realty Corp.	31,033	1,974,940
American Campus Communities, Inc. (b)	26,496	925,240
Americold Realty Trust	65,646	2,346,845
CubeSmart	63,463	2,050,490
CyrusOne, Inc.	19,833	1,388,905
Retail Opportunity Investments Corp.	115,530	1,203,245
Rexford Industrial Realty, Inc.	60,700	2,777,632
STAG Industrial, Inc.	50,215	1,531,055

		14,198,352

Food Products—3.9%
Darling Ingredients, Inc. (a)	78,007	2,810,592
Freshpet, Inc. (a) (b)	25,535	2,850,983
J & J Snack Foods Corp. (b)	10,628	1,385,785

Food Products—(Continued)
Nomad Foods, Ltd. (a)	152,669	3,890,006
Post Holdings, Inc. (a)	19,974	1,717,764
Simply Good Foods Co. (The) (a)	47,950	1,057,297

		13,712,427

Health Care Equipment & Supplies—3.2%
AtriCure, Inc. (a)	25,480	1,016,652
CONMED Corp. (b)	11,969	941,601
CryoPort, Inc. (a) (b)	26,908	1,275,439
Inmode, Ltd. (a) (b)	24,640	891,475
iRhythm Technologies, Inc. (a)	8,511	2,026,554
Lantheus Holdings, Inc. (a)	50,058	634,235
NuVasive, Inc. (a) (b)	14,786	718,156
Penumbra, Inc. (a) (b)	6,608	1,284,463
Quidel Corp. (a)	6,367	1,396,793
STAAR Surgical Co. (a) (b)	21,925	1,240,078

		11,425,446

Health Care Providers & Services—2.2%
Amedisys, Inc. (a)	8,674	2,050,794
AMN Healthcare Services, Inc. (a) (b)	19,860	1,161,016
BioTelemetry, Inc. (a) (b)	25,997	1,184,943
HealthEquity, Inc. (a) (b)	15,976	820,687
LHC Group, Inc. (a)	12,108	2,573,676

		7,791,116

Health Care Technology—1.4%
Inovalon Holdings, Inc. - Class A (a)	81,548	2,156,945
Inspire Medical Systems, Inc. (a) (b)	13,780	1,778,309
Phreesia, Inc. (a)	34,189	1,098,492

		5,033,746

Hotels, Restaurants & Leisure—2.5%
Churchill Downs, Inc.	17,445	2,857,840
Cracker Barrel Old Country Store, Inc.	8,442	967,960
Marriott Vacations Worldwide Corp.	22,272	2,022,520
Texas Roadhouse, Inc.	17,230	1,047,412
Wingstop, Inc.	14,066	1,922,119

		8,817,851

Household Durables—1.0%
Helen of Troy, Ltd. (a)	11,949	2,312,371
Skyline Champion Corp. (a)	49,573	1,327,069

		3,639,440

Independent Power and Renewable Electricity Producers—1.3%
NextEra Energy Partners L.P. (b)	55,051	3,300,858
Vistra Corp.	69,141	1,303,999

		4,604,857

Industrial Conglomerates—0.3%
Raven Industries, Inc.	51,214	1,102,125

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.3%
Employers Holdings, Inc.	65,494	$1,981,194
First American Financial Corp.	48,823	2,485,579
Goosehead Insurance, Inc. - Class A (b)	24,243	2,099,201
Kinsale Capital Group, Inc.	12,128	2,306,503
Palomar Holdings, Inc. (a) (b)	21,503	2,241,473
ProAssurance Corp.	47,449	742,102

		11,856,052

Internet & Direct Marketing Retail—0.5%
Qurate Retail, Inc.	103,173	740,782
Shutterstock, Inc.	16,657	866,830

		1,607,612

IT Services—4.7%
CSG Systems International, Inc.	47,123	1,929,687
Euronet Worldwide, Inc. (a)	19,030	1,733,633
EVERTEC, Inc.	33,473	1,161,848
Genpact, Ltd.	45,840	1,785,468
KBR, Inc.	29,172	652,286
ManTech International Corp. - Class A	11,673	804,036
NIC, Inc.	53,994	1,063,682
Perspecta, Inc.	82,286	1,600,463
Science Applications International Corp.	14,100	1,105,722
Unisys Corp. (a) (b)	105,844	1,129,355
WEX, Inc. (a)	14,178	1,970,317
WNS Holdings, Ltd. (ADR) (a)	27,738	1,774,122

		16,710,619

Leisure Products—0.9%
Brunswick Corp.	37,308	2,197,814
Malibu Boats, Inc. - Class A (a)	19,353	959,135

		3,156,949

Life Sciences Tools & Services—1.4%
NeoGenomics, Inc. (a) (b)	43,639	1,609,843
PRA Health Sciences, Inc. (a)	17,499	1,775,098
Repligen Corp. (a) (b)	11,911	1,757,349

		5,142,290

Machinery—4.7%
Alamo Group, Inc.	22,650	2,446,880
Albany International Corp. - Class A	22,245	1,101,350
Altra Industrial Motion Corp.	57,215	2,115,239
Columbus McKinnon Corp.	60,543	2,003,973
John Bean Technologies Corp. (b)	13,507	1,241,158
Kadant, Inc. (b)	22,331	2,447,924
Kornit Digital, Ltd. (a)	27,146	1,760,961
Miller Industries, Inc.	46,894	1,433,550
Proto Labs, Inc. (a)	9,184	1,189,328
RBC Bearings, Inc. (a)	8,545	1,035,739

		16,776,102

Marine—0.3%
Kirby Corp. (a)	27,494	994,458

Media—1.0%
Gray Television, Inc. (a) (b)	107,130	1,475,180
John Wiley & Sons, Inc. - Class A	31,060	984,913
TechTarget, Inc. (a) (b)	20,878	917,797

		3,377,890

Metals & Mining—0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	141,548	0
Haynes International, Inc.	4,913	83,963

		83,963

Multi-Utilities—1.0%
MDU Resources Group, Inc.	81,083	1,824,368
NorthWestern Corp.	36,721	1,786,109

		3,610,477

Oil, Gas & Consumable Fuels—0.2%
Delek U.S. Holdings, Inc. (b)	58,491	651,005

Pharmaceuticals—2.3%
Aerie Pharmaceuticals, Inc. (a) (b)	67,143	790,273
Catalent, Inc. (a)	25,628	2,195,295
GW Pharmaceuticals plc (ADR) (a) (b)	7,403	720,682
MyoKardia, Inc. (a)	10,680	1,456,004
Pacira BioSciences, Inc. (a) (b)	29,328	1,763,199
Supernus Pharmaceuticals, Inc. (a)	62,694	1,306,543

		8,231,996

Professional Services—1.7%
ASGN, Inc. (a)	25,412	1,615,187
Clarivate plc (a)	45,375	1,406,171
Huron Consulting Group, Inc. (a)	21,469	844,376
Insperity, Inc.	18,814	1,232,129
Korn Ferry	32,116	931,364

		6,029,227

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc. (a)	53,684	3,378,871
FormFactor, Inc. (a)	51,451	1,282,674
MACOM Technology Solutions Holdings, Inc. (a)	42,185	1,434,712
Rambus, Inc. (a)	76,103	1,041,850
Silicon Laboratories, Inc. (a)	12,944	1,266,570
Silicon Motion Technology Corp. (ADR)	22,544	851,712
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	96,835	1,764,334

		11,020,723

Software—5.7%
ACI Worldwide, Inc. (a)	45,312	1,184,003
Blackline, Inc. (a) (b)	13,705	1,228,379
Envestnet, Inc. (a) (b)	23,568	1,818,507
Five9, Inc. (a) (b)	20,388	2,643,916
Globant S.A. (a)	11,829	2,119,993
Mimecast, Ltd. (a)	30,273	1,420,409
Q2 Holdings, Inc. (a) (b)	21,055	1,921,479
Rapid7, Inc. (a) (b)	27,935	1,710,739

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
RealPage, Inc. (a)	22,272	$1,283,758
Tenable Holdings, Inc. (a)	42,837	1,617,097
Varonis Systems, Inc. (a)	14,154	1,633,655
Verint Systems, Inc. (a)	31,119	1,499,314

		20,081,249

Specialty Retail—1.2%
Aaron’s, Inc.	19,485	1,103,825
National Vision Holdings, Inc. (a) (b)	44,109	1,686,728
Urban Outfitters, Inc. (a)	68,424	1,423,904

		4,214,457

Textiles, Apparel & Luxury Goods—0.5%
Columbia Sportswear Co. (b)	15,364	1,336,361
Steven Madden, Ltd. (b)	25,909	505,225

		1,841,586

Thrifts & Mortgage Finance—0.8%
Federal Agricultural Mortgage Corp. - Class C	21,842	1,390,462
Meta Financial Group, Inc. (b)	68,475	1,316,089

		2,706,551

Trading Companies & Distributors—1.4%
Alta Equipment Group, Inc. (a) (b)	85,810	671,893
Herc Holdings, Inc. (a) (b)	43,751	1,732,977
SiteOne Landscape Supply, Inc. (a)	20,898	2,548,511

		4,953,381

Wireless Telecommunication Services—0.5%
United States Cellular Corp. (a)	55,742	1,646,061

Total Common Stocks (Cost $277,426,531)		346,663,142

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $8,224,701; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $8,389,215.	8,224,701	8,224,701

Total Short-Term Investments (Cost $8,224,701)		8,224,701

Securities Lending Reinvestments (e)—12.9%
Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—1.7%
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (f)	1,000,000	1,000,082
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (f)	3,000,000	3,002,988

		6,003,082

Repurchase Agreements—5.9%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,600,013; collateralized by various Common Stock with an aggregate market value of $2,889,311.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $3,004,753; collateralized by various Common Stock with an aggregate market value of $3,334,121.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,096,364.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $4,617,806; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $4,710,155.	4,617,798	4,617,798
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $4,100,024; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $4,545,547.	4,100,000	4,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $900,005; collateralized by various Common Stock with an aggregate market value of $1,000,161.	900,000	900,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,000,095; collateralized by various Common Stock with an aggregate market value of $2,222,580.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $900,046; collateralized by various Common Stock with an aggregate market value of $1,000,227.	900,000	900,000

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		21,117,798

Mutual Funds—5.3%
BlackRock Liquidity Funds, Institutional Shares 0.010% (g)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (g)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (g)	2,300,000	2,300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (g)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (g)	3,400,000	3,400,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (g)	1,500,000	1,500,000

		18,700,000

Total Securities Lending Reinvestments (Cost $45,817,799)		45,820,880

Total Investments—112.8% (Cost $331,469,031)		400,708,723
Other assets and liabilities (net)—(12.8)%		(45,440,092)

Net Assets—100.0%		$355,268,631

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $45,443,079 and the collateral received consisted of cash in the amount of $45,817,799 and non-cash collateral with a value of $584,448. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,571,281	$—	$—	$6,571,281
Air Freight & Logistics	1,369,729	—	—	1,369,729
Auto Components	8,550,122	—	—	8,550,122
Banks	25,534,050	—	—	25,534,050
Beverages	3,042,634	—	—	3,042,634
Biotechnology	17,160,412	—	—	17,160,412
Building Products	12,896,849	—	—	12,896,849
Capital Markets	8,836,765	—	—	8,836,765
Chemicals	7,535,852	—	—	7,535,852
Commercial Services & Supplies	12,688,357	—	—	12,688,357
Communications Equipment	1,604,793	—	—	1,604,793
Construction & Engineering	6,167,921	—	—	6,167,921
Distributors	1,712,974	—	—	1,712,974
Diversified Consumer Services	3,662,753	—	—	3,662,753
Diversified Financial Services	1,870,489	—	—	1,870,489
Diversified Telecommunication Services	4,406,072	—	—	4,406,072
Electric Utilities	4,648,575	—	—	4,648,575
Electrical Equipment	5,116,655	—	—	5,116,655
Electronic Equipment, Instruments & Components	12,671,749	—	—	12,671,749
Energy Equipment & Services	3,034,249	—	—	3,034,249
Entertainment	2,562,853	—	—	2,562,853
Equity Real Estate Investment Trusts	14,198,352	—	—	14,198,352
Food Products	13,712,427	—	—	13,712,427
Health Care Equipment & Supplies	11,425,446	—	—	11,425,446
Health Care Providers & Services	7,791,116	—	—	7,791,116
Health Care Technology	5,033,746	—	—	5,033,746
Hotels, Restaurants & Leisure	8,817,851	—	—	8,817,851
Household Durables	3,639,440	—	—	3,639,440
Independent Power and Renewable Electricity Producers	4,604,857	—	—	4,604,857
Industrial Conglomerates	1,102,125	—	—	1,102,125
Insurance	11,856,052	—	—	11,856,052
Internet & Direct Marketing Retail	1,607,612	—	—	1,607,612
IT Services	16,710,619	—	—	16,710,619
Leisure Products	3,156,949	—	—	3,156,949
Life Sciences Tools & Services	5,142,290	—	—	5,142,290
Machinery	16,776,102	—	—	16,776,102
Marine	994,458	—	—	994,458
Media	3,377,890	—	—	3,377,890
Metals & Mining	83,963	—	0	83,963
Multi-Utilities	3,610,477	—	—	3,610,477
Oil, Gas & Consumable Fuels	651,005	—	—	651,005
Pharmaceuticals	8,231,996	—	—	8,231,996
Professional Services	6,029,227	—	—	6,029,227
Semiconductors & Semiconductor Equipment	11,020,723	—	—	11,020,723
Software	20,081,249	—	—	20,081,249
Specialty Retail	4,214,457	—	—	4,214,457
Textiles, Apparel & Luxury Goods	1,841,586	—	—	1,841,586
Thrifts & Mortgage Finance	2,706,551	—	—	2,706,551
Trading Companies & Distributors	4,953,381	—	—	4,953,381
Wireless Telecommunication Services	1,646,061	—	—	1,646,061
Total Common Stocks	346,663,142	—	0	346,663,142
Total Short-Term Investment*	—	8,224,701	—	8,224,701
Securities Lending Reinvestments
Certificates of Deposit	—	6,003,082	—	6,003,082
Repurchase Agreements	—	21,117,798	—	21,117,798
Mutual Funds	18,700,000	—	—	18,700,000
Total Securities Lending Reinvestments	18,700,000	27,120,880	—	45,820,880
Total Investments	$365,363,142	$35,345,581	$0	$400,708,723

Collateral for Securities Loaned (Liability)	$—	$(45,817,799)	$—	$(45,817,799)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Kratos Defense & Security Solutions, Inc. (a)	227,873	$4,393,391
Mercury Systems, Inc. (a)	73,413	5,686,571

		10,079,962

Air Freight & Logistics—1.0%
Air Transport Services Group, Inc. (a) (b)	172,452	4,321,647

Auto Components—1.7%
Dorman Products, Inc. (a)	16,374	1,479,882
Fox Factory Holding Corp. (a)	57,543	4,277,171
Stoneridge, Inc. (a)	96,427	1,771,364

		7,528,417

Beverages—0.5%
Primo Water Corp.	152,988	2,172,430

Biotechnology—9.5%
Blueprint Medicines Corp. (a)	39,291	3,642,276
ChemoCentryx, Inc. (a)	52,499	2,876,945
Dicerna Pharmaceuticals, Inc. (a) (b)	116,330	2,092,777
Emergent BioSolutions, Inc. (a) (b)	30,050	3,105,066
Halozyme Therapeutics, Inc. (a)	158,988	4,178,204
Natera, Inc. (a)	79,912	5,772,843
PTC Therapeutics, Inc. (a) (b)	63,827	2,983,912
Rocket Pharmaceuticals, Inc. (a) (b)	118,345	2,705,367
SpringWorks Therapeutics, Inc. (a) (b)	63,998	3,050,785
Veracyte, Inc. (a)	117,830	3,828,297
Xencor, Inc. (a) (b)	84,115	3,262,821
Y-mAbs Therapeutics, Inc. (a)	86,689	3,327,991

		40,827,284

Building Products—5.6%
AAON, Inc. (b)	84,502	5,091,245
Advanced Drainage Systems, Inc.	96,876	6,048,937
Patrick Industries, Inc.	64,584	3,714,872
Trex Co., Inc. (a)	82,570	5,912,012
UFP Industries, Inc.	59,452	3,359,633

		24,126,699

Capital Markets—3.5%
Assetmark Financial Holdings, Inc. (a)	162,248	3,527,272
Focus Financial Partners, Inc. - Class A (a)	91,831	3,011,138
Hamilton Lane, Inc. - Class A	54,025	3,489,475
PJT Partners, Inc. - Class A	81,240	4,923,956

		14,951,841

Commercial Services & Supplies—2.3%
Casella Waste Systems, Inc. - Class A (a)	101,810	5,686,088
McGrath RentCorp	68,801	4,099,852

		9,785,940

Construction & Engineering—0.9%
WillScot Mobile Mini Holdings Corp. (a)	222,515	3,711,550

Diversified Consumer Services—1.6%
Arco Platform, Ltd. - Class A (a)	60,674	2,477,926
frontdoor, Inc. (a)	111,865	4,352,667

		6,830,593

Electrical Equipment—1.8%
Generac Holdings, Inc. (a)	39,054	7,562,417

Electronic Equipment, Instruments & Components—2.6%
Itron, Inc. (a)	49,650	3,015,741
nLight, Inc. (a)	104,351	2,450,162
Novanta, Inc. (a)	53,468	5,632,319

		11,098,222

Food Products—2.9%
Freshpet, Inc. (a)	80,572	8,995,864
Simply Good Foods Co. (The) (a)	151,267	3,335,437

		12,331,301

Health Care Equipment & Supplies—5.6%
AtriCure, Inc. (a)	80,384	3,207,322
CryoPort, Inc. (a) (b)	84,907	4,024,592
iRhythm Technologies, Inc. (a)	26,852	6,393,730
NuVasive, Inc. (a) (b)	46,647	2,265,645
Penumbra, Inc. (a) (b)	20,846	4,052,045
STAAR Surgical Co. (a) (b)	69,167	3,912,085

		23,855,419

Health Care Providers & Services—4.9%
Amedisys, Inc. (a)	27,367	6,470,380
BioTelemetry, Inc. (a)	82,014	3,738,198
HealthEquity, Inc. (a) (b)	50,401	2,589,100
LHC Group, Inc. (a)	38,197	8,119,154

		20,916,832

Health Care Technology—3.7%
Inovalon Holdings, Inc. - Class A (a)	257,258	6,804,474
Inspire Medical Systems, Inc. (a) (b)	43,473	5,610,191
Phreesia, Inc. (a)	107,861	3,465,574

		15,880,239

Hotels, Restaurants & Leisure—2.2%
Texas Roadhouse, Inc.	54,383	3,305,943
Wingstop, Inc.	44,374	6,063,707

		9,369,650

Insurance—4.9%
Goosehead Insurance, Inc. - Class A (b)	76,517	6,625,607
Kinsale Capital Group, Inc.	38,292	7,282,372
Palomar Holdings, Inc. (a) (b)	67,837	7,071,329

		20,979,308

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—0.6%
Shutterstock, Inc.	52,424	$2,728,145

IT Services—4.0%
EVERTEC, Inc.	105,599	3,665,341
KBR, Inc.	91,491	2,045,739
ManTech International Corp. - Class A	36,825	2,536,506
NIC, Inc.	170,333	3,355,560
WNS Holdings, Ltd. (ADR) (a)	87,504	5,596,756

		17,199,902

Leisure Products—0.7%
Malibu Boats, Inc. - Class A (a)	61,063	3,026,282

Life Sciences Tools & Services—3.8%
NeoGenomics, Inc. (a) (b)	137,669	5,078,609
PRA Health Sciences, Inc. (a)	55,205	5,599,995
Repligen Corp. (a)	37,575	5,543,816

		16,222,420

Machinery—2.9%
Kornit Digital, Ltd. (a)	85,639	5,555,402
Proto Labs, Inc. (a)	28,972	3,751,874
RBC Bearings, Inc. (a)	26,958	3,267,579

		12,574,855

Media—0.7%
TechTarget, Inc. (a)	65,864	2,895,381

Pharmaceuticals—3.5%
Aerie Pharmaceuticals, Inc. (a) (b)	211,815	2,493,062
GW Pharmaceuticals plc (ADR) (a) (b)	23,355	2,273,609
MyoKardia, Inc. (a)	33,693	4,593,367
Pacira BioSciences, Inc. (a)	92,523	5,562,483

		14,922,521

Professional Services—0.6%
Huron Consulting Group, Inc. (a)	67,730	2,663,821

Semiconductors & Semiconductor Equipment—5.1%
Advanced Energy Industries, Inc. (a)	53,382	3,359,863
FormFactor, Inc. (a)	162,326	4,046,787
MACOM Technology Solutions Holdings, Inc. (a)	133,079	4,526,017
Rambus, Inc. (a)	240,080	3,286,695
Silicon Laboratories, Inc. (a)	40,835	3,995,705
Silicon Motion Technology Corp. (ADR)	71,118	2,686,838

		21,901,905

Software—12.8%
Blackline, Inc. (a) (b)	43,238	3,875,422
Envestnet, Inc. (a) (b)	74,351	5,736,923
Five9, Inc. (a) (b)	64,320	8,341,018
Globant S.A. (a)	37,318	6,688,132
Mimecast, Ltd. (a)	95,504	4,481,048

Software—(Continued)
Q2 Holdings, Inc. (a) (b)	66,422	6,061,672
Rapid7, Inc. (a) (b)	88,126	5,396,836
RealPage, Inc. (a)	70,261	4,049,844
Tenable Holdings, Inc. (a)	135,138	5,101,459
Varonis Systems, Inc. (a)	44,654	5,153,965

		54,886,319

Specialty Retail—1.2%
National Vision Holdings, Inc. (a) (b)	139,149	5,321,058

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co. (b)	48,471	4,216,008
Steven Madden, Ltd.	81,735	1,593,832

		5,809,840

Trading Companies & Distributors—1.9%
SiteOne Landscape Supply, Inc. (a) (b)	65,928	8,039,920

Total Common Stocks (Cost $298,674,106)		414,522,120

Short-Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $15,052,368; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $15,353,417.	15,052,368	15,052,368

Total Short-Term Investments (Cost $15,052,368)		15,052,368

Securities Lending Reinvestments (c)—10.4%

Certificates of Deposit—0.6%
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (d)	1,000,000	1,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (d)	500,000	500,218
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	1,000,000	1,000,006

		2,500,224

Repurchase Agreements—6.3%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $4,300,022; collateralized by various Common Stock with an aggregate market value of $4,778,476.	4,300,000	4,300,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $2,003,169; collateralized by various Common Stock with an aggregate market value of $2,222,747.	2,000,000	2,000,000

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,096,364.	1,000,000	$1,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,841,600; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,898,428.	2,841,596	2,841,596
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $7,400,043; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $8,204,159.	7,400,000	7,400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,500,014; collateralized by various Common Stock with an aggregate market value of $2,778,225.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,600,124; collateralized by various Common Stock with an aggregate market value of $2,889,353.	2,600,000	2,600,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,200,061; collateralized by various Common Stock with an aggregate market value of $1,333,636.	1,200,000	1,200,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,300,008; collateralized by various Common Stock with an aggregate market value of $1,445,000.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		27,141,596

Mutual Funds—3.5%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (e)	5,000,000	5,000,000

Mutual Funds—(Continued)
SSGA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (e)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	900,000	900,000

		14,900,000

Total Securities Lending Reinvestments (Cost $44,541,596)		44,541,820

Total Investments—110.5% (Cost $358,268,070)		474,116,308
Other assets and liabilities (net)—(10.5)%		(45,184,965)

Net Assets—100.0%		$428,931,343

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $45,969,968 and the collateral received consisted of cash in the amount of $44,541,596 and non-cash collateral with a value of $2,375,530. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$414,522,120	$—	$—	$414,522,120
Total Short-Term Investment*	—	15,052,368	—	15,052,368
Securities Lending Reinvestments
Certificates of Deposit	—	2,500,224	—	2,500,224
Repurchase Agreements	—	27,141,596	—	27,141,596
Mutual Funds	14,900,000	—	—	14,900,000
Total Securities Lending Reinvestments	14,900,000	29,641,820	—	44,541,820
Total Investments	$429,422,120	$44,694,188	$—	$474,116,308

Collateral for Securities Loaned (Liability)	$—	$(44,541,596)	$—	$(44,541,596)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-158

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—65.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.5%
Fannie Mae 15 Yr. Pool
2.000%, 10/01/35	6,000,000	$6,237,160
2.500%, 12/01/27	1,673,744	1,748,297
2.500%, 02/01/28	1,338,244	1,398,238
2.500%, 07/01/28	2,346,201	2,459,968
2.500%, 10/01/28	1,445,790	1,518,396
2.500%, 03/01/30	1,597,027	1,675,970
2.500%, 09/01/31	2,581,433	2,705,595
2.500%, 01/01/32	845,171	885,822
2.500%, 04/01/32	1,849,759	1,935,779
2.500%, 09/01/32	583,016	610,128
2.500%, 12/01/34	1,995,270	2,081,888
2.500%, 09/01/35	3,874,971	4,061,162
3.000%, 01/01/27	549,343	577,175
3.000%, 02/01/27	936,248	983,682
3.000%, 03/01/27	480,852	505,597
3.000%, 01/01/29	2,502,411	2,644,901
3.000%, 10/01/29	1,128,086	1,190,739
3.000%, 06/01/30	1,390,087	1,469,463
3.000%, 02/01/33	2,887,949	3,043,429
3.500%, 02/01/26	744,602	787,878
3.500%, 03/01/26	386,745	409,409
3.500%, 05/01/29	1,121,303	1,199,549
3.500%, 08/01/32	464,272	491,239
3.500%, 03/01/34	846,969	896,933
4.000%, 06/01/24	71,752	76,219
4.000%, 11/01/24	526,607	559,392
4.000%, 08/01/34	1,702,028	1,813,682
4.500%, 08/01/24	144,129	150,601
4.500%, 06/01/25	288,461	304,219
5.000%, 01/01/22	9,453	9,589
5.000%, 02/01/24	79,293	81,072
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	1,018,343	1,079,479
3.000%, 08/01/35	1,365,014	1,438,035
3.000%, 05/01/36	1,760,274	1,862,221
3.500%, 04/01/32	863,637	929,085
3.500%, 09/01/35	1,218,381	1,304,046
3.500%, 07/01/38	1,221,769	1,288,641
4.000%, 02/01/31	367,945	400,230
4.000%, 03/01/38	1,047,449	1,121,104
4.000%, 07/01/38	1,269,684	1,358,965
4.500%, 08/01/30	218,843	239,511
5.000%, 02/01/24	50,306	54,970
5.000%, 09/01/25	57,858	63,364
5.500%, 07/01/23	29,318	30,618
5.500%, 01/01/24	21,745	22,891
5.500%, 07/01/24	64,974	68,973
5.500%, 07/01/25	66,194	71,386
7.000%, 10/01/21	600	611
Fannie Mae 30 Yr. Pool
2.000%, 10/01/50	13,000,000	13,444,411
2.500%, 01/01/50	2,562,275	2,683,858
2.500%, 03/01/50	2,596,977	2,725,124
2.500%, 05/01/50	4,836,843	5,075,515
2.500%, 07/01/50	6,897,013	7,237,343

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 08/01/50	11,749,230	12,328,991
2.500%, 09/01/50	8,836,099	9,272,113
3.000%, 08/01/42	1,069,794	1,142,049
3.000%, 09/01/42	1,299,044	1,386,783
3.000%, 11/01/42	1,583,781	1,710,665
3.000%, 12/01/42	3,325,856	3,556,050
3.000%, 01/01/43	813,571	868,521
3.000%, 02/01/43	3,332,205	3,557,265
3.000%, 03/01/43	3,187,529	3,444,511
3.000%, 05/01/43	2,204,116	2,351,937
3.000%, 07/01/43	6,235,906	6,679,086
3.000%, 09/01/43	1,139,861	1,216,306
3.000%, 05/01/45	2,144,099	2,296,897
3.000%, 05/01/46	1,909,873	2,012,179
3.000%, 06/01/46	2,554,599	2,691,440
3.000%, 08/01/46	2,657,397	2,799,745
3.000%, 02/01/47	3,246,301	3,420,195
3.000%, 11/01/49	2,244,434	2,348,162
3.000%, 12/01/49	3,938,994	4,121,037
3.000%, 01/01/50	4,073,466	4,261,724
3.000%, 02/01/50	2,047,604	2,142,236
3.000%, 04/01/50	4,596,450	4,835,557
3.000%, 05/01/50	6,693,144	7,041,320
3.000%, 07/01/50	2,259,026	2,376,540
3.500%, 12/01/40	999,959	1,085,533
3.500%, 03/01/42	829,184	905,931
3.500%, 04/01/42	1,624,572	1,763,127
3.500%, 05/01/42	1,715,484	1,861,792
3.500%, 06/01/42	1,221,676	1,325,869
3.500%, 08/01/42	779,762	846,266
3.500%, 09/01/42	2,732,557	2,965,609
3.500%, 10/01/42	1,522,612	1,652,472
3.500%, 01/01/43	986,808	1,070,970
3.500%, 02/01/43	1,768,511	1,962,089
3.500%, 04/01/43	2,184,617	2,406,933
3.500%, 06/01/43	1,154,272	1,242,043
3.500%, 08/01/44	1,343,818	1,444,707
3.500%, 02/01/45	1,720,927	1,850,127
3.500%, 03/01/45	2,694,470	2,894,017
3.500%, 04/01/45	2,855,339	3,078,156
3.500%, 09/01/45	5,497,746	5,900,854
3.500%, 11/01/45	1,812,702	1,945,613
3.500%, 01/01/46	2,126,681	2,282,614
3.500%, 03/01/46	2,090,383	2,216,444
3.500%, 05/01/46	1,559,885	1,653,955
3.500%, 04/01/47	4,504,300	4,766,977
3.500%, 11/01/47	3,712,099	3,928,577
3.500%, 03/01/48	3,121,116	3,297,971
3.500%, 02/01/49	871,731	921,127
3.500%, 08/01/49	1,113,891	1,172,757
3.500%, 10/01/49	2,300,854	2,422,448
3.500%, 01/01/50	1,526,209	1,606,865
3.500%, 02/01/50	794,161	836,130
3.500%, 07/01/50	2,929,823	3,109,228
4.000%, 08/01/39	584,759	644,659

BHFTII-159

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/39	496,331	$547,172
4.000%, 12/01/39	609,092	671,484
4.000%, 06/01/40	551,499	607,804
4.000%, 09/01/40	404,849	446,183
4.000%, 12/01/40	3,075,549	3,389,548
4.000%, 01/01/41	1,512,455	1,666,870
4.000%, 02/01/41	2,005,500	2,210,252
4.000%, 12/01/41	740,889	818,296
4.000%, 02/01/42	787,144	869,384
4.000%, 09/01/43	1,077,771	1,186,237
4.000%, 02/01/44	1,894,718	2,087,111
4.000%, 05/01/44	1,140,170	1,248,925
4.000%, 08/01/44	1,775,966	1,945,366
4.000%, 10/01/44	780,848	855,329
4.000%, 11/01/44	1,876,437	2,034,660
4.000%, 01/01/45	1,457,621	1,596,656
4.000%, 03/01/45	970,026	1,058,971
4.000%, 10/01/45	1,570,929	1,714,972
4.000%, 03/01/47	559,752	600,341
4.000%, 05/01/47	697,357	747,925
4.000%, 06/01/47	4,172,550	4,475,112
4.000%, 07/01/47	1,024,809	1,099,121
4.000%, 10/01/47	1,429,621	1,533,287
4.000%, 05/01/48	1,811,441	1,928,918
4.000%, 06/01/48	1,675,472	1,784,131
4.000%, 07/01/48	1,243,838	1,324,504
4.000%, 09/01/48	635,748	676,978
4.000%, 10/01/48	1,009,081	1,074,522
4.000%, 11/01/48	1,205,757	1,283,954
4.000%, 04/01/49	1,952,518	2,081,029
4.000%, 03/01/50	2,496,516	2,681,499
4.500%, 08/01/33	120,343	136,443
4.500%, 10/01/33	115,505	130,957
4.500%, 04/01/34	58,356	66,192
4.500%, 01/01/39	37,921	42,647
4.500%, 07/01/39	811,508	912,015
4.500%, 09/01/39	1,157,209	1,300,531
4.500%, 10/01/39	503,210	565,533
4.500%, 05/01/40	722,279	812,352
4.500%, 08/01/40	1,044,709	1,172,518
4.500%, 11/01/40	590,049	662,235
4.500%, 12/01/40	1,143,224	1,283,085
4.500%, 04/01/41	2,847,136	3,195,749
4.500%, 05/01/41	651,767	731,619
4.500%, 03/01/44	558,709	621,868
4.500%, 08/01/47	1,367,838	1,485,385
4.500%, 08/01/48	2,665,799	2,878,596
4.500%, 10/01/48	880,149	950,406
4.500%, 12/01/48	1,195,746	1,291,196
5.000%, 07/01/33	79,878	91,449
5.000%, 08/01/33	246,743	282,484
5.000%, 09/01/33	100,071	114,566
5.000%, 10/01/33	1,025,170	1,178,398
5.000%, 03/01/34	121,037	138,569
5.000%, 04/01/34	270,647	310,683

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 05/01/34	38,392	44,167
5.000%, 09/01/34	125,167	143,995
5.000%, 02/01/35	55,859	64,261
5.000%, 04/01/35	41,785	48,066
5.000%, 05/01/35	28,376	32,642
5.000%, 11/01/35	80,236	92,297
5.000%, 03/01/36	279,501	321,517
5.000%, 07/01/37	264,934	303,471
5.000%, 01/01/39	212,416	243,313
5.000%, 04/01/40	736,407	838,597
5.000%, 07/01/41	517,992	590,146
5.000%, 04/01/49	1,459,513	1,599,667
5.500%, 10/01/32	13,851	15,597
5.500%, 02/01/33	53,357	62,151
5.500%, 03/01/33	206,001	240,027
5.500%, 08/01/33	376,512	438,704
5.500%, 10/01/33	47,139	54,926
5.500%, 12/01/33	341,205	397,564
5.500%, 02/01/34	84,817	99,048
5.500%, 03/01/34	63,860	74,575
5.500%, 04/01/34	24,951	29,137
5.500%, 06/01/34	106,146	123,955
5.500%, 09/01/34	100,032	116,815
5.500%, 12/01/34	73,810	86,194
5.500%, 01/01/35	86,833	101,402
5.500%, 04/01/35	17,712	19,948
5.500%, 06/01/35	88,809	103,907
5.500%, 01/01/37	93,280	108,857
5.500%, 05/01/37	66,055	76,872
5.500%, 05/01/38	36,010	41,919
5.500%, 06/01/38	54,269	63,174
5.500%, 07/01/38	16,378	19,066
6.000%, 08/01/28	1,295	1,309
6.000%, 11/01/28	372	409
6.000%, 12/01/28	431	484
6.000%, 06/01/31	29,326	32,641
6.000%, 09/01/32	42,628	49,607
6.000%, 01/01/33	8,234	9,403
6.000%, 02/01/33	46,311	53,775
6.000%, 03/01/33	57,392	60,572
6.000%, 04/01/33	171,897	193,159
6.000%, 05/01/33	74,093	82,043
6.000%, 05/01/34	64,942	70,768
6.000%, 09/01/34	60,363	68,061
6.000%, 11/01/34	146,470	172,804
6.000%, 01/01/35	41,827	47,708
6.000%, 07/01/36	23,165	27,224
6.000%, 09/01/36	66,918	78,900
6.000%, 07/01/37	43,665	49,038
6.000%, 08/01/37	100,655	118,682
6.000%, 09/01/37	178,382	210,975
6.000%, 10/01/37	72,482	84,531
6.000%, 05/01/38	280,023	330,624
6.000%, 12/01/38	69,321	81,351
6.500%, 05/01/28	20,021	22,652

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 12/01/28	49,340	$53,059
6.500%, 03/01/29	1,773	2,000
6.500%, 04/01/29	14,097	16,064
6.500%, 05/01/29	3,036	3,481
6.500%, 08/01/29	653	735
6.500%, 05/01/30	11,532	12,260
6.500%, 09/01/31	3,340	3,656
6.500%, 06/01/32	11,634	13,800
6.500%, 10/01/33	53,572	60,013
6.500%, 10/01/34	137,663	163,172
6.500%, 10/01/37	38,522	45,876
7.000%, 06/01/26	238	256
7.000%, 06/01/28	5,389	5,708
7.000%, 10/01/29	3,607	4,218
7.000%, 12/01/29	2,644	2,877
7.000%, 06/01/32	39,942	48,246
7.000%, 10/01/37	70,141	86,213
7.500%, 09/01/25	1,436	1,593
7.500%, 06/01/26	1,709	1,926
7.500%, 07/01/29	4,918	5,693
7.500%, 10/01/29	2,221	2,385
8.000%, 11/01/29	64	76
8.000%, 05/01/30	13,725	15,369
8.000%, 11/01/30	808	943
8.000%, 01/01/31	976	1,132
8.000%, 02/01/31	2,575	3,124
Fannie Mae-ACES 1.610%, 03/25/31	1,899,953	1,990,009
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	670,847	704,669
2.500%, 02/01/28	1,215,679	1,277,015
2.500%, 04/01/28	983,718	1,028,835
2.500%, 12/01/29	1,555,364	1,629,955
2.500%, 01/01/31	2,152,672	2,257,457
2.500%, 01/01/32	3,497,429	3,666,693
3.000%, 03/01/27	516,931	543,291
3.000%, 05/01/27	693,148	728,981
3.000%, 11/01/28	929,426	980,666
3.000%, 12/01/29	1,654,975	1,747,585
3.000%, 05/01/31	2,035,449	2,150,753
3.500%, 12/01/25	504,744	535,619
3.500%, 05/01/26	186,923	197,857
3.500%, 09/01/30	1,394,894	1,491,462
4.000%, 05/01/25	244,297	260,006
4.000%, 08/01/25	121,129	128,918
4.000%, 10/01/25	171,073	182,073
5.500%, 01/01/24	86,810	90,623
Freddie Mac 15 Yr. Pool
2.000%, 10/01/35	4,000,000	4,159,019
2.500%, 08/01/35	4,913,733	5,150,193
3.000%, 10/01/32	1,092,736	1,151,864
3.000%, 03/01/35	2,154,313	2,259,291
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	1,582,619	1,679,565
3.000%, 02/01/37	1,825,719	1,932,480

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.500%, 04/01/32	990,807	1,066,117
4.000%, 01/01/31	415,446	452,026
4.000%, 08/01/31	415,439	451,971
4.500%, 05/01/29	97,333	106,513
5.000%, 03/01/27	40,491	44,658
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,747,753	1,866,339
3.000%, 01/01/43	1,500,382	1,602,184
3.000%, 03/01/43	4,201,842	4,504,008
3.000%, 04/01/43	2,697,081	2,890,708
3.000%, 06/01/43	1,395,114	1,497,688
3.000%, 07/01/43	2,298,202	2,452,926
3.000%, 06/01/45	2,432,474	2,566,169
3.000%, 06/01/46	2,580,096	2,719,041
3.000%, 11/01/46	2,789,628	2,939,856
3.000%, 01/01/47	4,632,770	4,882,257
3.500%, 01/01/42	747,588	811,445
3.500%, 03/01/42	687,079	745,899
3.500%, 08/01/42	1,930,396	2,095,618
3.500%, 02/01/43	1,046,958	1,136,586
3.500%, 05/01/43	1,582,315	1,714,255
3.500%, 06/01/43	973,156	1,054,264
3.500%, 06/01/44	985,072	1,059,394
3.500%, 10/01/44	1,105,956	1,189,398
3.500%, 11/01/44	1,798,474	1,963,182
3.500%, 12/01/44	1,438,454	1,546,982
3.500%, 05/01/45	1,835,176	1,970,497
3.500%, 08/01/45	2,503,634	2,740,077
3.500%, 11/01/45	1,909,715	2,050,532
3.500%, 12/01/45	1,148,211	1,232,877
3.500%, 03/01/46	3,436,710	3,669,294
3.500%, 06/01/47	1,790,195	1,895,170
3.500%, 08/01/47	1,189,549	1,259,303
3.500%, 11/01/47	1,551,188	1,642,148
3.500%, 02/01/48	3,196,553	3,383,995
4.000%, 06/01/39	375,372	413,885
4.000%, 12/01/39	531,187	585,686
4.000%, 11/01/40	598,569	659,927
4.000%, 04/01/41	642,014	709,247
4.000%, 09/01/41	643,870	711,298
4.000%, 10/01/41	1,536,982	1,697,940
4.000%, 11/01/41	581,998	642,947
4.000%, 10/01/43	1,895,101	2,085,876
4.000%, 07/01/44	1,501,743	1,645,303
4.000%, 10/01/44	1,147,950	1,257,689
4.000%, 07/01/45	1,817,971	1,985,474
4.000%, 01/01/46	1,736,527	1,896,458
4.000%, 02/01/46	974,226	1,063,951
4.000%, 06/01/47	1,831,281	1,964,528
4.000%, 10/01/47	933,740	1,001,680
4.000%, 11/01/47	966,196	1,036,498
4.000%, 03/01/48	1,516,695	1,627,052
4.000%, 05/01/48	821,725	875,090
4.000%, 10/01/48	955,257	1,017,293
4.000%, 11/01/48	1,120,954	1,193,751

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 01/01/49	657,067	$699,739
4.500%, 10/01/35	194,696	217,594
4.500%, 06/01/38	296,300	331,146
4.500%, 02/01/39	201,898	227,109
4.500%, 03/01/39	197,916	222,465
4.500%, 04/01/39	364,564	409,783
4.500%, 09/01/39	337,764	379,659
4.500%, 10/01/39	901,524	1,013,346
4.500%, 11/01/39	250,169	281,200
4.500%, 01/01/40	216,059	242,858
4.500%, 05/01/40	338,305	379,770
4.500%, 11/01/40	612,266	687,311
4.500%, 02/01/41	108,928	122,287
4.500%, 05/01/41	315,672	354,402
4.500%, 06/01/41	203,143	228,066
4.500%, 12/01/43	498,154	555,948
4.500%, 12/01/45	627,047	698,405
4.500%, 08/01/47	1,257,942	1,366,376
4.500%, 08/01/48	606,162	654,599
4.500%, 10/01/48	1,083,786	1,170,390
4.500%, 12/01/48	730,557	788,934
5.000%, 10/01/33	327,708	375,364
5.000%, 03/01/34	43,021	49,533
5.000%, 08/01/35	215,026	247,468
5.000%, 09/01/35	83,160	95,706
5.000%, 10/01/35	67,998	78,257
5.000%, 01/01/36	220,829	254,143
5.000%, 04/01/38	149,512	171,293
5.000%, 11/01/39	702,855	802,754
5.000%, 05/01/40	851,655	970,256
5.500%, 06/01/34	121,720	142,164
5.500%, 10/01/35	84,465	98,892
5.500%, 12/01/35	286,596	335,548
5.500%, 01/01/36	165,899	194,236
5.500%, 12/01/37	171,886	200,684
5.500%, 04/01/38	757,034	881,441
5.500%, 07/01/38	88,716	103,295
5.500%, 08/01/38	262,161	305,245
6.000%, 11/01/28	3,812	4,237
6.000%, 12/01/28	2,553	2,872
6.000%, 04/01/29	1,434	1,592
6.000%, 06/01/31	1,606	1,786
6.000%, 07/01/31	314	363
6.000%, 09/01/31	44,069	47,837
6.000%, 11/01/32	10,990	12,629
6.000%, 06/01/34	38,780	42,967
6.000%, 11/01/35	49,071	57,078
6.000%, 02/01/36	41,436	46,496
6.000%, 08/01/36	22,983	27,079
6.000%, 10/01/36	75,365	89,192
6.000%, 11/01/36	43,277	49,600
6.000%, 01/01/37	33,271	37,782
6.000%, 02/01/38	78,620	92,020
6.000%, 11/01/39	676,943	801,887
6.000%, 04/01/40	217,247	258,926

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 02/01/30	4,144	4,668
6.500%, 08/01/31	4,330	5,102
6.500%, 10/01/31	5,751	6,325
6.500%, 11/01/31	9,098	10,776
6.500%, 03/01/32	168,530	199,311
6.500%, 04/01/32	164,183	194,751
6.500%, 09/01/36	190,027	231,192
6.500%, 11/01/37	59,411	71,329
7.000%, 12/01/27	616	705
7.000%, 11/01/28	1,396	1,621
7.000%, 04/01/29	1,590	1,854
7.000%, 05/01/29	507	568
7.000%, 06/01/29	4,579	5,045
7.000%, 07/01/29	203	216
7.000%, 01/01/31	36,062	39,241
7.500%, 08/01/24	4,580	4,645
7.500%, 10/01/27	3,564	4,087
7.500%, 10/01/29	5,732	6,767
7.500%, 05/01/30	9,615	11,299
8.000%, 02/01/27	1,492	1,712
8.000%, 10/01/28	2,529	2,902
Freddie Mac 30 Yr. Pool
2.000%, 10/01/50	6,000,000	6,207,434
2.500%, 03/01/50	4,359,700	4,574,867
2.500%, 07/01/50	12,566,531	13,186,737
2.500%, 09/01/50	4,982,760	5,228,678
2.500%, 10/01/50	3,893,806	4,085,980
3.000%, 01/01/48	1,203,202	1,261,262
3.000%, 09/01/49	3,319,739	3,473,302
3.000%, 12/01/49	3,920,816	4,102,185
3.000%, 02/01/50	2,002,074	2,094,685
3.000%, 04/01/50	3,619,159	3,806,801
3.000%, 05/01/50	2,847,293	2,994,916
3.000%, 07/01/50	2,356,172	2,478,260
3.500%, 10/01/47	1,552,608	1,643,103
3.500%, 04/01/49	1,362,518	1,434,393
3.500%, 05/01/49	848,533	893,295
3.500%, 10/01/49	1,631,066	1,717,107
3.500%, 03/01/50	2,457,191	2,586,812
4.000%, 02/01/49	633,383	674,495
4.000%, 06/01/49	1,193,461	1,272,065
4.500%, 01/01/49	643,147	694,389
4.500%, 09/01/49	1,531,659	1,655,253
Freddie Mac Multifamily Structured Pass-Through Certificates
3.060%, 07/25/23 (a)	4,800,000	5,097,565
3.117%, 06/25/27	2,000,000	2,266,689
3.171%, 10/25/24	975,000	1,067,269
3.187%, 09/25/27 (a)	1,265,000	1,450,927
3.194%, 07/25/27	685,000	780,958
3.458%, 08/25/23 (a)	2,000,000	2,151,100
3.780%, 10/25/28 (a)	4,000,000	4,730,735
3.920%, 09/25/28 (a)	2,900,000	3,495,456
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	1,013,877	1,065,228
5.000%, 10/15/20	466	465
5.000%, 01/15/21	1,408	1,408

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	1,272,676	$1,336,320
3.000%, 12/15/42	1,198,873	1,295,618
3.000%, 02/15/43	822,449	888,818
3.000%, 03/15/43	924,337	970,516
3.000%, 05/15/43	1,314,987	1,380,682
3.000%, 07/15/43	888,734	933,134
3.500%, 02/15/42	456,687	495,306
4.000%, 07/15/39	881,493	972,350
4.000%, 07/15/40	493,835	544,795
4.500%, 01/15/39	143,975	161,272
4.500%, 04/15/39	401,377	449,742
4.500%, 05/15/39	851,071	953,623
4.500%, 08/15/39	385,077	431,478
4.500%, 01/15/40	362,575	406,265
4.500%, 04/15/40	113,371	127,093
4.500%, 02/15/41	132,735	148,801
4.500%, 04/15/41	165,100	185,177
5.000%, 12/15/35	140,854	159,592
5.000%, 12/15/36	64,516	70,541
5.000%, 01/15/39	424,661	472,917
5.000%, 02/15/39	65,188	73,634
5.000%, 08/15/39	566,271	628,457
5.000%, 09/15/39	99,339	109,514
5.000%, 12/15/39	258,504	284,699
5.000%, 05/15/40	469,526	511,850
5.500%, 03/15/36	54,428	59,863
5.500%, 01/15/37	196,637	221,473
5.500%, 11/15/37	269,738	306,952
5.500%, 09/15/38	20,102	21,715
5.500%, 08/15/39	353,476	405,143
6.000%, 01/15/29	1,767	1,952
6.000%, 01/15/33	104,846	121,486
6.000%, 03/15/35	86,010	99,745
6.000%, 12/15/35	50,142	56,989
6.000%, 06/15/36	69,321	80,401
6.000%, 09/15/36	73,460	85,406
6.000%, 07/15/38	474,181	553,954
6.500%, 05/15/23	497	502
6.500%, 02/15/27	11,407	12,430
6.500%, 07/15/28	6,160	6,806
6.500%, 08/15/28	5,414	6,000
6.500%, 11/15/28	3,330	3,766
6.500%, 12/15/28	6,809	7,470
6.500%, 07/15/29	1,594	1,700
6.500%, 05/15/36	95,537	112,892
7.000%, 01/15/28	779	875
7.000%, 05/15/28	4,174	4,474
7.000%, 06/15/28	4,803	5,439
7.000%, 10/15/28	4,920	5,480
7.000%, 09/15/29	1,218	1,244
7.000%, 01/15/31	1,077	1,150
7.000%, 03/15/31	578	642
7.000%, 07/15/31	195,518	229,310
7.000%, 08/15/31	40,337	47,586
7.000%, 02/15/32	5,446	5,570

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 07/15/32	12,141	14,440
8.000%, 08/15/26	1,746	1,951
8.000%, 09/15/26	1,709	1,863
8.000%, 06/15/29	17,636	19,671
9.000%, 11/15/24	192	193
Ginnie Mae II 30 Yr. Pool
2.500%, 06/20/50	7,528,254	7,910,094
2.500%, 07/20/50	4,971,074	5,223,211
3.000%, 12/20/42	1,270,822	1,353,468
3.000%, 03/20/43	1,987,305	2,172,616
3.000%, 12/20/44	1,400,145	1,483,744
3.000%, 04/20/45	1,305,184	1,382,539
3.000%, 08/20/45	2,113,605	2,238,874
3.000%, 11/20/45	1,194,704	1,265,511
3.000%, 01/20/46	2,056,797	2,178,699
3.000%, 09/20/46	2,374,953	2,508,702
3.000%, 10/20/46	2,396,047	2,530,983
3.000%, 11/20/46	2,496,332	2,636,916
3.000%, 01/20/47	2,534,308	2,677,031
3.000%, 04/20/47	1,050,659	1,109,151
3.000%, 02/20/48	1,818,908	1,920,170
3.000%, 10/20/49	2,333,266	2,442,936
3.000%, 12/20/49	4,275,904	4,476,884
3.000%, 01/20/50	6,479,847	6,784,417
3.000%, 04/20/50	4,905,278	5,183,105
3.000%, 05/20/50	3,938,502	4,161,572
3.000%, 07/20/50	2,287,853	2,417,434
3.500%, 12/20/41	749,380	820,084
3.500%, 08/20/42	714,739	781,673
3.500%, 01/20/43	2,225,231	2,458,103
3.500%, 04/20/43	909,560	1,017,057
3.500%, 05/20/43	1,482,782	1,612,227
3.500%, 07/20/44	1,737,212	1,871,000
3.500%, 02/20/45	1,846,842	1,989,073
3.500%, 06/20/45	1,176,251	1,262,846
3.500%, 08/20/45	2,774,288	2,978,528
3.500%, 09/20/45	3,220,720	3,457,827
3.500%, 10/20/45	1,891,540	2,030,794
3.500%, 12/20/45	1,709,076	1,834,897
3.500%, 01/20/46	1,656,506	1,778,456
3.500%, 02/20/46	1,371,425	1,472,388
3.500%, 06/20/46	1,579,613	1,687,526
3.500%, 02/20/47	2,523,582	2,695,984
3.500%, 03/20/47	2,242,746	2,392,658
3.500%, 09/20/47	1,011,199	1,078,790
3.500%, 12/20/47	4,817,645	5,139,670
3.500%, 10/20/48	510,162	539,430
3.500%, 05/20/49	1,068,366	1,124,969
3.500%, 07/20/49	1,170,217	1,232,215
3.500%, 09/20/49	3,334,018	3,510,656
3.500%, 10/20/49	2,130,847	2,243,739
3.500%, 11/20/49	2,980,867	3,138,795
3.500%, 12/20/49	1,983,158	2,088,226
3.500%, 02/20/50	2,825,384	2,975,074
4.000%, 11/20/40	684,244	754,979

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 12/20/40	883,602	$974,946
4.000%, 05/20/43	1,455,700	1,620,096
4.000%, 11/20/43	477,442	524,187
4.000%, 04/20/44	675,765	741,295
4.000%, 05/20/44	813,972	892,904
4.000%, 09/20/44	1,311,711	1,438,909
4.000%, 10/20/44	1,853,097	2,032,794
4.000%, 11/20/44	357,276	391,922
4.000%, 10/20/45	1,407,952	1,527,441
4.000%, 11/20/45	749,964	813,612
4.000%, 02/20/47	1,779,034	1,917,035
4.000%, 03/20/47	360,122	388,057
4.000%, 04/20/47	1,473,061	1,579,064
4.000%, 09/20/47	1,344,462	1,441,211
4.000%, 07/20/48	1,070,353	1,143,824
4.000%, 08/20/48	753,221	804,923
4.000%, 09/20/48	1,347,048	1,439,512
4.000%, 07/20/49	1,657,596	1,765,067
4.000%, 05/20/50	1,952,665	2,079,267
4.500%, 08/20/40	553,763	621,190
4.500%, 12/20/40	384,403	431,209
4.500%, 04/20/41	309,146	346,537
4.500%, 03/20/42	273,129	306,164
4.500%, 10/20/43	404,879	452,131
4.500%, 02/20/44	811,566	906,280
4.500%, 04/20/45	718,341	802,176
4.500%, 03/20/47	822,680	890,067
4.500%, 11/20/47	803,794	868,921
4.500%, 08/20/48	2,099,044	2,258,978
4.500%, 03/20/49	814,912	877,003
5.000%, 08/20/40	262,877	301,002
5.000%, 10/20/40	286,262	327,778
5.000%, 06/20/44	614,992	704,185
5.000%, 10/20/48	945,922	1,028,989
5.000%, 01/20/49	716,497	779,417
6.500%, 06/20/31	11,638	13,550
6.500%, 11/20/38	252,543	302,178
7.500%, 02/20/28	1,133	1,284

		719,884,636

Federal Agencies—1.6%
Federal Home Loan Bank
2.875%, 09/13/24	1,800,000	1,980,630
3.000%, 10/12/21	9,700,000	9,983,531
3.250%, 11/16/28 (b)	2,700,000	3,240,243
Federal Home Loan Mortgage Corp.
1.125%, 08/12/21	5,200,000	5,243,784
1.500%, 02/12/25	2,500,000	2,623,625
6.250%, 07/15/32	1,600,000	2,510,720
6.750%, 03/15/31	900,000	1,405,161
Federal National Mortgage Association
2.125%, 04/24/26	3,500,000	3,824,450
2.625%, 09/06/24 (b)	3,800,000	4,153,058
6.625%, 11/15/30 (b)	2,450,000	3,765,356

Federal Agencies—(Continued)
Tennessee Valley Authority 5.250%, 09/15/39	1,350,000	2,080,553

		40,811,111

U.S. Treasury—36.8%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	5,000,000	4,932,031
1.250%, 05/15/50 (b)	6,200,000	5,891,938
1.375%, 08/15/50	4,100,000	4,023,125
2.000%, 02/15/50	5,600,000	6,349,875
2.250%, 08/15/46	3,000,000	3,549,844
2.250%, 08/15/49	12,000,000	14,306,250
2.500%, 05/15/46	4,800,000	5,941,500
2.750%, 08/15/42	4,820,000	6,185,416
2.750%, 11/15/42	1,200,000	1,539,188
2.750%, 08/15/47	3,000,000	3,901,875
2.750%, 11/15/47	800,000	1,041,750
2.875%, 05/15/43	5,760,000	7,531,200
2.875%, 08/15/45	13,200,000	17,374,500
2.875%, 11/15/46	4,600,000	6,092,125
3.000%, 11/15/44	2,600,000	3,480,344
3.000%, 02/15/47	7,000,000	9,488,281
3.000%, 05/15/47	5,800,000	7,872,594
3.000%, 08/15/48	11,200,000	15,296,750
3.000%, 02/15/49	7,300,000	10,002,141
3.125%, 11/15/41	3,000,000	4,059,375
3.125%, 02/15/43	3,270,000	4,437,492
3.125%, 08/15/44	4,700,000	6,407,422
3.375%, 05/15/44	3,000,000	4,241,250
3.375%, 11/15/48	10,000,000	14,581,250
3.500%, 02/15/39	1,872,000	2,629,868
3.625%, 08/15/43	2,600,000	3,796,813
3.625%, 02/15/44	2,420,000	3,541,519
3.750%, 08/15/41	1,400,000	2,058,219
3.750%, 11/15/43	2,600,000	3,868,313
4.250%, 05/15/39	2,200,000	3,378,719
4.250%, 11/15/40	2,780,000	4,322,900
4.375%, 11/15/39	1,900,000	2,972,016
4.375%, 05/15/40	1,220,000	1,917,306
4.375%, 05/15/41	1,350,000	2,139,750
4.500%, 02/15/36 (b)	600,000	908,813
4.625%, 02/15/40	1,300,000	2,095,844
5.000%, 05/15/37	1,560,000	2,529,638
5.250%, 02/15/29 (b)	750,000	1,038,398
5.375%, 02/15/31	3,675,000	5,413,734
6.250%, 08/15/23	7,700,000	9,043,891
6.250%, 05/15/30	2,500,000	3,816,406
7.125%, 02/15/23 (b)	11,125,000	12,958,887
7.250%, 08/15/22	6,120,000	6,930,661
8.000%, 11/15/21	2,920,000	3,175,386
U.S. Treasury Notes
0.125%, 07/31/22 (b)	10,000,000	9,999,609
0.125%, 08/31/22	5,000,000	4,999,805
0.125%, 07/15/23	2,500,000	2,498,438
0.125%, 08/15/23	8,000,000	7,994,375

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.250%, 06/15/23	15,000,000	$15,042,187
0.250%, 09/30/25	13,000,000	12,982,734
0.500%, 04/30/27 (b)	8,000,000	8,040,000
0.625%, 05/15/30	10,000,000	9,971,875
0.625%, 08/15/30 (b)	6,000,000	5,970,000
1.125%, 02/28/25	3,800,000	3,948,734
1.250%, 07/31/23	8,600,000	8,867,406
1.500%, 10/31/24 (b)	8,100,000	8,522,086
1.500%, 11/30/24 (b)	7,600,000	8,002,562
1.500%, 08/15/26 (b)	10,600,000	11,301,422
1.500%, 01/31/27	8,000,000	8,551,250
1.500%, 02/15/30	8,300,000	8,958,812
1.625%, 12/31/21 (b)	10,000,000	10,185,937
1.625%, 11/15/22	12,800,000	13,204,000
1.625%, 05/31/23 (b)	7,900,000	8,211,062
1.625%, 02/15/26	6,400,000	6,847,000
1.625%, 05/15/26	10,900,000	11,680,883
1.625%, 09/30/26	6,000,000	6,446,719
1.625%, 08/15/29 (b)	4,500,000	4,901,484
1.750%, 11/30/21	11,000,000	11,206,680
1.750%, 02/28/22	9,000,000	9,205,312
1.750%, 05/15/22 (b)	8,000,000	8,208,750
1.750%, 05/31/22	5,100,000	5,237,262
1.750%, 07/15/22	9,000,000	9,260,508
1.750%, 05/15/23 (b)	12,720,000	13,255,631
1.750%, 06/30/24	7,600,000	8,041,750
1.875%, 02/28/22	9,000,000	9,221,484
1.875%, 03/31/22	11,000,000	11,286,172
1.875%, 04/30/22	12,100,000	12,433,223
1.875%, 07/31/22 (b)	11,100,000	11,453,812
1.875%, 08/31/22	7,400,000	7,646,281
1.875%, 09/30/22	16,900,000	17,488,199
1.875%, 08/31/24	10,200,000	10,863,797
1.875%, 06/30/26	6,900,000	7,498,898
2.000%, 10/31/21	6,000,000	6,120,703
2.000%, 11/15/21	3,000,000	3,062,695
2.000%, 02/15/22	4,700,000	4,820,621
2.000%, 11/30/22	6,700,000	6,970,094
2.000%, 02/15/23	6,900,000	7,203,492
2.000%, 05/31/24	8,400,000	8,955,187
2.000%, 02/15/25 (b)	21,600,000	23,255,438
2.000%, 08/15/25	5,100,000	5,526,727
2.000%, 11/15/26	7,300,000	8,015,172
2.125%, 12/31/21	11,900,000	12,194,711
2.125%, 12/31/22	7,200,000	7,521,188
2.125%, 02/29/24	12,000,000	12,795,938
2.125%, 03/31/24 (b)	13,100,000	13,987,320
2.125%, 05/15/25 (b)	16,500,000	17,919,258
2.125%, 05/31/26	6,800,000	7,480,531
2.250%, 11/15/24	17,700,000	19,172,695
2.250%, 11/15/25	10,800,000	11,874,937
2.250%, 02/15/27	7,800,000	8,708,578
2.250%, 08/15/27	2,100,000	2,356,266
2.250%, 11/15/27	7,600,000	8,547,625
2.375%, 08/15/24 (b)	5,900,000	6,394,586

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.375%, 05/15/27	8,000,000	9,020,000
2.375%, 05/15/29 (b)	6,800,000	7,828,500
2.500%, 03/31/23	7,800,000	8,259,469
2.500%, 05/15/24	10,000,000	10,834,375
2.500%, 02/28/26	6,700,000	7,485,680
2.625%, 12/31/23	6,900,000	7,448,766
2.625%, 02/15/29	8,300,000	9,700,625
2.750%, 04/30/23	7,500,000	8,003,320
2.750%, 08/31/23	4,800,000	5,162,250
2.750%, 11/15/23	6,335,000	6,845,264
2.750%, 02/15/24	12,400,000	13,475,312
2.750%, 02/28/25	6,900,000	7,661,695
2.750%, 02/15/28 (b)	16,000,000	18,620,000
2.875%, 10/15/21	3,900,000	4,011,059
2.875%, 04/30/25	8,400,000	9,405,375
2.875%, 07/31/25	6,600,000	7,426,547
2.875%, 05/15/28	5,900,000	6,944,484
2.875%, 08/15/28 (b)	6,000,000	7,087,500
3.125%, 11/15/28	8,000,000	9,641,250

		964,245,969

Total U.S. Treasury & Government Agencies (Cost $1,630,600,654)		1,724,941,716

Corporate Bonds & Notes—28.7%

Aerospace/Defense—0.7%
Boeing Co. (The)
5.150%, 05/01/30	3,800,000	4,271,390
7.250%, 06/15/25	460,000	547,280
General Dynamics Corp. 3.000%, 05/11/21	1,000,000	1,016,680
Lockheed Martin Corp.
3.550%, 01/15/26	1,000,000	1,138,380
4.090%, 09/15/52	954,000	1,228,313
Northrop Grumman Corp. 3.250%, 01/15/28	1,100,000	1,236,873
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	788,491
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,001,000
Raytheon Technologies Corp.
3.125%, 05/04/27 (b)	2,000,000	2,221,840
4.500%, 06/01/42 (b)	2,645,000	3,331,880
7.500%, 09/15/29	200,000	293,096

		17,075,223

Agriculture—0.3%
Altria Group, Inc.
4.000%, 01/31/24	1,000,000	1,098,280
5.950%, 02/14/49	1,200,000	1,605,852
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,198,500

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Reynolds American, Inc. 4.450%, 06/12/25	3,800,000	$4,281,498

		9,184,130

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27	1,900,000	2,072,083

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.300%, 09/09/26	1,100,000	1,171,181
Daimler Finance North America LLC 8.500%, 01/18/31 (b)	1,050,000	1,624,812
General Motors Financial Co., Inc.
3.200%, 07/06/21	2,000,000	2,027,760
4.350%, 01/17/27	3,200,000	3,478,688
Toyota Motor Credit Corp. 3.300%, 01/12/22 (b)	2,000,000	2,074,740

		10,377,181

Banks—5.7%
Bank of America Corp.
2.625%, 04/19/21	1,000,000	1,012,250
3.300%, 01/11/23	4,075,000	4,324,105
4.100%, 07/24/23	2,905,000	3,184,170
4.200%, 08/26/24	3,000,000	3,340,080
5.875%, 02/07/42	3,000,000	4,433,790
Bank of Montreal 1.900%, 08/27/21 (b)	1,000,000	1,015,020
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a) (b)	1,800,000	2,063,340
Bank of Nova Scotia (The) 2.700%, 03/07/22 (b)	3,000,000	3,100,380
Barclays plc 4.375%, 01/12/26	3,500,000	3,930,535
BNP Paribas S.A. 5.000%, 01/15/21	1,225,000	1,241,476
Capital One N.A. 2.250%, 09/13/21	3,000,000	3,048,870
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,625,450
2.700%, 03/30/21	2,000,000	2,023,420
3.200%, 10/21/26	1,700,000	1,873,774
4.750%, 05/18/46	3,400,000	4,270,944
Cooperatieve Rabobank UA 5.250%, 05/24/41	1,640,000	2,401,468
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	1,000,000	1,058,620
4.550%, 04/17/26	2,700,000	3,148,470
Deutsche Bank AG 4.250%, 10/14/21	900,000	924,903
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,935,531
Goldman Sachs Group, Inc. (The)
3.850%, 01/26/27	1,900,000	2,136,531

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24	2,000,000	2,203,580
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	1,900,000	2,213,405
6.125%, 02/15/33 (b)	2,075,000	2,934,133
HSBC Holdings plc
5.250%, 03/14/44 (b)	900,000	1,138,545
6.500%, 09/15/37	2,405,000	3,262,334
JPMorgan Chase & Co.
2.950%, 10/01/26	2,000,000	2,198,460
3.250%, 09/23/22	2,850,000	3,012,137
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	2,100,000	2,476,866
3.900%, 07/15/25	4,700,000	5,314,619
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a)	2,400,000	2,903,016
KeyBank N.A. 3.300%, 06/01/25	3,800,000	4,243,080
KFW
1.750%, 09/14/29 (b)	2,000,000	2,168,760
2.375%, 08/25/21 (b)	1,945,000	1,982,752
Landwirtschaftliche Rentenbank 2.000%, 01/13/25 (b)	1,500,000	1,602,525
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	1,800,000	1,972,746
Mitsubishi UFJ Financial Group, Inc.
2.998%, 02/22/22	1,900,000	1,963,080
3.850%, 03/01/26	1,000,000	1,141,370
Mizuho Financial Group, Inc. 4.018%, 03/05/28	1,800,000	2,066,706
Morgan Stanley
4.300%, 01/27/45	1,900,000	2,407,813
4.350%, 09/08/26	3,800,000	4,384,250
7.250%, 04/01/32	1,850,000	2,798,588
National Australia Bank, Ltd. 2.800%, 01/10/22	1,900,000	1,959,261
Natwest Group plc
3.498%, 3M LIBOR + 1.480%, 05/15/23 (a)	1,000,000	1,035,620
3.875%, 09/12/23	1,000,000	1,072,480
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,381,562
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,479,168
Santander UK Group Holdings plc 2.875%, 08/05/21	1,500,000	1,529,640
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26	4,700,000	5,073,086
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,258,630
Truist Bank 2.850%, 04/01/21	3,400,000	3,436,278
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,326,700
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.170%, 10/30/30 (a)	2,400,000	2,571,816
3.000%, 10/23/26	2,000,000	2,186,080
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	2,500,000	3,428,500
5.606%, 01/15/44	2,200,000	2,960,738

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	$2,567,660
Westpac Banking Corp. 2.800%, 01/11/22 (b)	2,000,000	2,063,560

		149,812,671

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46 (b)	3,300,000	4,033,326
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,357,912
5.550%, 01/23/49	1,900,000	2,556,944
Coca-Cola Co. (The)
1.650%, 06/01/30	2,400,000	2,482,872
3.150%, 11/15/20	280,000	280,966
Constellation Brands, Inc.
3.150%, 08/01/29	2,900,000	3,172,310
Diageo Capital plc 2.375%, 10/24/29	1,400,000	1,489,698
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	1,000,000	1,086,990
PepsiCo, Inc.
3.375%, 07/29/49	900,000	1,037,898
3.600%, 03/01/24	2,475,000	2,717,179

		20,216,095

Biotechnology—0.4%
Amgen, Inc.
2.600%, 08/19/26	3,200,000	3,475,968
3.625%, 05/22/24	1,200,000	1,317,960
Biogen, Inc. 4.050%, 09/15/25	1,300,000	1,480,713
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,385,650

		9,660,291

Chemicals—0.4%
Dow Chemical Co. (The)
4.375%, 11/15/42	1,000,000	1,125,560
9.400%, 05/15/39	650,000	1,104,532
DuPont de Nemours, Inc. 5.419%, 11/15/48	1,600,000	2,136,896
Linde, Inc. 3.000%, 09/01/21	1,950,000	1,998,438
LyondellBasell Industries NV 4.625%, 02/26/55 (b)	1,400,000	1,611,288
Nutrien, Ltd. 4.200%, 04/01/29	2,200,000	2,613,314

		10,590,028

Commercial Services—0.2%
Massachusetts Institute of Technology 2.294%, 07/01/51	1,200,000	1,201,464

Commercial Services—(Continued)
PayPal Holdings, Inc. 2.850%, 10/01/29	3,000,000	3,301,860
Yale University 2.402%, 04/15/50 (b)	2,000,000	2,056,160

		6,559,484

Computers—0.7%
Apple, Inc.
2.400%, 05/03/23	4,072,000	4,282,074
2.550%, 08/20/60	1,000,000	999,470
4.650%, 02/23/46	2,700,000	3,755,403
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	1,800,000	2,063,646
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	1,400,000	1,604,890
International Business Machines Corp.
3.300%, 05/15/26	1,900,000	2,138,640
4.000%, 06/20/42	3,200,000	3,853,920

		18,698,043

Cosmetics/Personal Care—0.3%
Procter & Gamble Co. (The)
2.300%, 02/06/22	1,600,000	1,643,984
3.550%, 03/25/40	900,000	1,103,031
Unilever Capital Corp.
2.900%, 05/05/27	1,500,000	1,676,550
5.900%, 11/15/32	1,500,000	2,208,270

		6,631,835

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 02/01/22 (b)	1,800,000	1,821,762
Air Lease Corp. 4.250%, 02/01/24 (b)	900,000	935,964
American Express Credit Corp. 3.300%, 05/03/27 (b)	3,000,000	3,387,930
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	4,186,004
Charles Schwab Corp. (The) 4.625%, 03/22/30	900,000	1,139,283
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	2,848,068
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	1,043,330
3.750%, 12/01/25	1,000,000	1,134,530
Mastercard, Inc. 3.350%, 03/26/30 (b)	1,700,000	1,995,154
Nomura Holdings, Inc. 2.679%, 07/16/30	1,000,000	1,028,790
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,152,700

		22,673,515

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.1%
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a)	1,500,000	$1,597,530
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	1,000,000	1,263,460
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,574,278
Dominion Energy, Inc.
3.900%, 10/01/25 (b)	1,900,000	2,160,357
4.600%, 03/15/49	800,000	1,061,632
DTE Electric Co. 3.700%, 03/15/45 (b)	2,000,000	2,332,200
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,808,520
Duke Energy Corp. 2.650%, 09/01/26	2,300,000	2,489,474
Entergy Louisiana LLC 4.000%, 03/15/33	1,000,000	1,251,320
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,615,560
Exelon Corp.
3.400%, 04/15/26	3,000,000	3,351,030
5.625%, 06/15/35	1,500,000	1,996,065
FirstEnergy Corp.
3.900%, 07/15/27 (b)	2,000,000	2,192,800
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,515,983
Georgia Power Co. 4.300%, 03/15/42 (b)	2,000,000	2,384,720
MidAmerican Energy Co. 4.250%, 07/15/49	1,500,000	1,946,850
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	3,236,640
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	900,000	986,250
Pacific Gas & Electric Co. 2.500%, 02/01/31	3,000,000	2,853,990
PPL Capital Funding, Inc. 3.400%, 06/01/23	2,000,000	2,131,520
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,457,030
Sempra Energy 3.400%, 02/01/28 (b)	2,100,000	2,315,397
Southern California Edison Co.
3.650%, 03/01/28	1,900,000	2,093,895
4.000%, 04/01/47	1,000,000	1,073,900
Southwestern Electric Power Co. 4.100%, 09/15/28	1,800,000	2,101,068
Union Electric Co. 3.500%, 03/15/29	1,800,000	2,083,140

		54,874,609

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.625%, 12/01/21	1,000,000	1,024,840

Food—0.4%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,587,755
General Mills, Inc. 4.200%, 04/17/28	1,500,000	1,770,750
Kroger Co. (The) 2.200%, 05/01/30 (b)	1,900,000	1,992,758
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,479,368
Tyson Foods, Inc. 3.550%, 06/02/27	1,200,000	1,355,592

		9,186,223

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,214,054

Gas—0.1%
NiSource, Inc. 4.800%, 02/15/44	1,500,000	1,899,480

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a)	2,500,000	2,596,400

Healthcare-Products—0.5%
Abbott Laboratories 4.750%, 11/30/36	3,000,000	4,018,620
Boston Scientific Corp. 1.900%, 06/01/25 (b)	1,900,000	1,984,493
Medtronic, Inc. 4.625%, 03/15/45	2,433,000	3,348,733
Stryker Corp. 1.150%, 06/15/25	1,000,000	1,013,660
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,805,760

		14,171,266

Healthcare-Services—0.4%
Aetna, Inc. 2.750%, 11/15/22 (b)	1,000,000	1,040,040
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,449,548
Humana, Inc. 4.875%, 04/01/30	800,000	999,696
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	1,034,154
3.750%, 07/15/25	3,600,000	4,108,860
4.250%, 06/15/48	1,000,000	1,272,770

		10,905,068

Insurance—0.9%
Aflac, Inc. 3.625%, 06/15/23	1,475,000	1,597,941
American International Group, Inc. 4.500%, 07/16/44	1,100,000	1,285,724

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
AXA S.A. 8.600%, 12/15/30	1,165,000	$1,765,709
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	2,700,000	3,455,136
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	2,900,000	3,240,112
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,294,966
Chubb INA Holdings, Inc. 3.350%, 05/15/24	2,000,000	2,194,140
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	1,103,700
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	2,000,000	2,265,140
Principal Financial Group, Inc. 3.100%, 11/15/26	1,000,000	1,113,220
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	2,096,800
5.700%, 12/14/36	1,525,000	2,181,451

		23,594,039

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47	1,400,000	1,774,234
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	1,028,346
Amazon.com, Inc.
3.800%, 12/05/24	1,800,000	2,026,188
3.875%, 08/22/37	1,900,000	2,369,604
eBay, Inc. 3.600%, 06/05/27	1,500,000	1,692,660

		8,891,032

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	686,986

Lodging—0.0%
Sands China, Ltd. 5.400%, 08/08/28	900,000	1,005,273

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23	1,000,000	1,101,320
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,832,085

		2,933,405

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22 (b)	1,950,000	2,013,648

Media—1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, 04/01/51	1,000,000	982,680
4.464%, 07/23/22	2,800,000	2,964,948
6.484%, 10/23/45	900,000	1,209,060
Comcast Corp.
3.150%, 03/01/26	2,000,000	2,230,020
3.969%, 11/01/47	2,900,000	3,478,173
4.650%, 07/15/42	1,670,000	2,179,400
5.650%, 06/15/35	1,500,000	2,129,175
Discovery Communications LLC 4.000%, 09/15/55 (144A)	2,481,000	2,518,736
Fox Corp. 5.576%, 01/25/49	2,200,000	3,042,710
Time Warner Cable LLC 6.550%, 05/01/37	100,000	132,927
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	446,717
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	2,212,080
ViacomCBS, Inc. 4.375%, 03/15/43	3,500,000	3,725,680
Walt Disney Co. (The)
3.500%, 05/13/40	900,000	1,016,244
6.550%, 03/15/33	1,950,000	2,844,426

		31,112,976

Mining—0.2%
Newmont Corp.
6.250%, 10/01/39	1,800,000	2,692,674
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,552,573

		5,245,247

Miscellaneous Manufacturing—0.5%
3M Co.
3.625%, 10/15/47	1,000,000	1,179,210
4.000%, 09/14/48	2,400,000	3,018,360
General Electric Co.
3.375%, 03/11/24 (b)	2,900,000	3,124,054
5.300%, 02/11/21	1,915,000	1,945,966
6.750%, 03/15/32	1,250,000	1,563,687
7.500%, 08/21/35	100,000	130,852
Trane Technologies Luxembourg Finance S.A. 3.800%, 03/21/29 (b)	1,000,000	1,172,490

		12,134,619

Multi-National—1.4%
African Development Bank 2.625%, 03/22/21	1,000,000	1,011,320
Asian Development Bank
1.750%, 09/19/29	900,000	969,915
2.000%, 02/16/22 (b)	2,000,000	2,048,900
2.625%, 01/30/24	3,700,000	3,984,382

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Multi-National—(Continued)
European Bank for Reconstruction & Development 0.500%, 05/19/25 (b)	2,000,000	$2,008,640
European Investment Bank
1.875%, 02/10/25 (b)	2,500,000	2,662,450
2.500%, 10/15/24 (b)	3,800,000	4,132,006
4.000%, 02/16/21	1,700,000	1,723,970
4.875%, 02/15/36 (b)	1,100,000	1,656,677
Inter-American Development Bank
2.125%, 01/15/25	4,000,000	4,294,120
2.375%, 07/07/27	1,500,000	1,671,375
7.000%, 06/15/25	200,000	257,850
International Bank for Reconstruction & Development
2.125%, 03/03/25 (b)	3,000,000	3,227,190
2.500%, 07/29/25	2,000,000	2,198,540
7.625%, 01/19/23	2,970,000	3,468,811
International Finance Corp. 1.125%, 07/20/21	1,600,000	1,611,712

		36,927,858

Oil & Gas—1.2%
BP Capital Markets America, Inc.
3.000%, 02/24/50	1,000,000	957,990
3.245%, 05/06/22	3,900,000	4,069,728
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	2,104,497
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	2,140,506
Chevron Corp. 3.191%, 06/24/23	2,025,000	2,165,758
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	972,769
Equinor ASA 3.250%, 11/10/24	3,100,000	3,414,619
Exxon Mobil Corp.
3.176%, 03/15/24 (b)	2,900,000	3,135,074
4.114%, 03/01/46	1,600,000	1,899,376
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,057,820
Phillips 66 4.875%, 11/15/44	1,000,000	1,187,850
Shell International Finance B.V. 2.375%, 11/07/29	4,000,000	4,227,240
Total Capital International S.A.
2.700%, 01/25/23 (b)	1,500,000	1,577,430
3.127%, 05/29/50	900,000	930,087
Valero Energy Corp. 3.400%, 09/15/26	1,000,000	1,074,900

		31,915,644

Oil & Gas Services—0.1%
Halliburton Co.
3.500%, 08/01/23	209,000	221,530
5.000%, 11/15/45	2,400,000	2,450,280

		2,671,810

Pharmaceuticals—1.8%
AbbVie, Inc.
3.800%, 03/15/25 (144A)	2,400,000	2,658,768
4.050%, 11/21/39 (144A)	2,300,000	2,639,664
4.400%, 11/06/42	3,200,000	3,794,176
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,471,632
Becton Dickinson & Co. 4.669%, 06/06/47	2,000,000	2,473,680
Bristol-Myers Squibb Co. 4.625%, 05/15/44	2,000,000	2,674,320
Cigna Corp.
4.500%, 02/25/26	2,700,000	3,148,389
6.125%, 11/15/41	313,000	455,265
CVS Health Corp.
3.350%, 03/09/21	1,500,000	1,519,575
4.300%, 03/25/28	1,400,000	1,637,370
4.780%, 03/25/38	2,500,000	3,035,500
5.050%, 03/25/48	1,500,000	1,912,185
5.125%, 07/20/45	1,900,000	2,398,275
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28	2,000,000	2,378,300
Johnson & Johnson
3.700%, 03/01/46	2,000,000	2,499,720
5.950%, 08/15/37	910,000	1,404,330
Merck & Co., Inc.
2.400%, 09/15/22 (b)	1,000,000	1,035,630
6.550%, 09/15/37	1,000,000	1,600,240
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	398,547
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	3,000,000	3,339,240
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,869,579

		47,344,385

Pipelines—1.0%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	299,473
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,582,270
Energy Transfer Operating L.P.
4.650%, 06/01/21	1,950,000	1,980,537
5.150%, 03/15/45	2,600,000	2,359,006
Enterprise Products Operating LLC 3.950%, 02/15/27	3,800,000	4,347,846
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,482,200
MPLX L.P. 5.200%, 03/01/47	1,000,000	1,081,750
ONEOK, Inc. 3.100%, 03/15/30	2,100,000	2,017,176
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,340,178
7.625%, 04/01/37	640,000	840,377

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	$2,423,826
Williams Cos., Inc. (The) 3.750%, 06/15/27	2,500,000	2,743,500

		25,498,139

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc. 3.375%, 08/15/31	1,000,000	1,128,680
American Tower Corp. 3.000%, 06/15/23	2,100,000	2,223,984
AvalonBay Communities, Inc. 2.300%, 03/01/30 (b)	2,000,000	2,128,120
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,140,393
Crown Castle International Corp. 3.800%, 02/15/28	2,700,000	3,056,562
Digital Realty Trust L.P. 3.700%, 08/15/27	3,500,000	3,932,950
ERP Operating L.P. 3.000%, 07/01/29	1,000,000	1,104,860
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	4,116,616
Ventas Realty L.P. 3.100%, 01/15/23	2,100,000	2,183,076
Welltower, Inc. 4.000%, 06/01/25 (b)	1,500,000	1,683,300

		24,698,541

Retail—1.0%
Home Depot, Inc. (The)
2.000%, 04/01/21	1,000,000	1,007,460
4.250%, 04/01/46	2,000,000	2,555,280
4.400%, 04/01/21	1,450,000	1,464,660
Lowe’s Cos., Inc. 4.050%, 05/03/47	1,500,000	1,785,030
McDonald’s Corp.
3.700%, 01/30/26	3,000,000	3,420,060
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	1,146,290
Target Corp.
2.650%, 09/15/30	1,400,000	1,564,374
4.000%, 07/01/42 (b)	1,000,000	1,307,970
6.350%, 11/01/32	708,000	1,064,145
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44 (b)	2,800,000	3,053,428
Walmart, Inc.
2.550%, 04/11/23 (b)	4,000,000	4,203,840
4.050%, 06/29/48	900,000	1,173,816
5.250%, 09/01/35	935,000	1,348,345

		25,094,698

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22 (b)	3,100,000	3,188,753

Semiconductors—(Continued)
Intel Corp.
2.700%, 12/15/22	2,000,000	2,105,000
3.734%, 12/08/47	1,000,000	1,189,870
4.750%, 03/25/50	1,800,000	2,480,094
QUALCOMM, Inc. 1.650%, 05/20/32 (144A)	4,533,000	4,485,585

		13,449,302

Software—0.9%
Fiserv, Inc. 2.750%, 07/01/24	2,000,000	2,138,420
Microsoft Corp.
3.125%, 11/03/25 (b)	5,100,000	5,702,922
4.250%, 02/06/47 (b)	3,000,000	4,106,580
Oracle Corp.
1.900%, 09/15/21	1,800,000	1,825,740
2.500%, 10/15/22	2,100,000	2,189,544
2.950%, 04/01/30	1,200,000	1,341,768
4.125%, 05/15/45	4,200,000	5,029,920

		22,334,894

Telecommunications—1.3%
AT&T, Inc.
3.500%, 09/15/53 (144A)	1,221,000	1,182,526
3.650%, 09/15/59 (144A)	2,686,000	2,638,968
4.100%, 02/15/28 (b)	2,687,000	3,108,644
4.125%, 02/17/26	3,000,000	3,438,480
5.150%, 11/15/46	1,308,000	1,625,923
7.125%, 12/15/31	100,000	134,824
Cisco Systems, Inc.
2.500%, 09/20/26	1,200,000	1,319,472
5.500%, 01/15/40	2,000,000	2,957,580
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,553,510
Orange S.A. 5.500%, 02/06/44	1,000,000	1,439,280
Telefonica Emisiones S.A. 4.103%, 03/08/27 (b)	1,900,000	2,159,901
Verizon Communications, Inc.
3.376%, 02/15/25	2,078,000	2,314,996
4.812%, 03/15/39	1,927,000	2,548,554
5.012%, 04/15/49	2,032,000	2,912,730
Vodafone Group plc
5.250%, 05/30/48	1,700,000	2,193,391
6.150%, 02/27/37	2,170,000	2,998,853

		34,527,632

Transportation—0.7%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	4,890,093
CSX Corp. 6.150%, 05/01/37	1,600,000	2,278,704
FedEx Corp.
4.250%, 05/15/30 (b)	1,800,000	2,158,794
4.550%, 04/01/46	1,000,000	1,208,220

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	$1,975,726
5.590%, 05/17/25	28,000	33,456
Union Pacific Corp.
3.250%, 02/05/50	1,300,000	1,435,369
6.625%, 02/01/29 (b)	1,200,000	1,642,560
United Parcel Service, Inc. 4.450%, 04/01/30	1,600,000	2,002,960

		17,625,882

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28	900,000	1,050,111

Total Corporate Bonds & Notes (Cost $680,719,987)		751,178,640

Foreign Government—1.9%

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,100,760

Provincial—0.4%
Province of Alberta Canada 1.000%, 05/20/25	1,500,000	1,525,395
Province of British Columbia Canada 2.000%, 10/23/22 (b)	1,970,000	2,040,487
Province of Ontario Canada
2.450%, 06/29/22	2,000,000	2,074,200
3.050%, 01/29/24 (b)	1,900,000	2,061,766
Province of Quebec Canada
2.500%, 04/20/26	2,000,000	2,197,620
7.500%, 07/15/23 (b)	350,000	416,825

		10,316,293

Sovereign—1.5%
Colombia Government International Bonds
5.000%, 06/15/45	1,000,000	1,168,520
8.125%, 05/21/24	1,500,000	1,814,910
Export Development Canada 2.000%, 05/17/22	1,000,000	1,028,400
Export-Import Bank of Korea
2.875%, 01/21/25	2,400,000	2,607,480
Israel Government International Bond 4.125%, 01/17/48	2,500,000	3,169,750
Italy Government International Bond 2.875%, 10/17/29	2,000,000	2,070,500
Japan Bank for International Cooperation 2.500%, 05/23/24	3,900,000	4,183,998
Mexico Government International Bonds
4.750%, 03/08/44	900,000	986,247
5.750%, 10/12/10	2,000,000	2,322,060
6.750%, 09/27/34	1,050,000	1,419,296
8.000%, 09/24/22 (b)	2,200,000	2,474,516

Sovereign—(Continued)
Panama Government International Bond 4.500%, 05/15/47	1,400,000	1,753,010
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,429,634
Philippine Government International Bonds
3.950%, 01/20/40 (b)	2,100,000	2,484,405
5.000%, 01/13/37	1,740,000	2,267,864
Poland Government International Bond 3.250%, 04/06/26	2,000,000	2,257,340
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	1,005,240
Ukraine Government AID Bond 1.471%, 09/29/21	1,600,000	1,619,024
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	2,194,937

		39,257,131

Total Foreign Government (Cost $46,866,789)		50,674,184

Mortgage-Backed Securities—1.3%

Commercial Mortgage-Backed Securities—1.3%
BANK
2.758%, 09/15/62	455,000	501,566
4.407%, 11/15/61	881,000	1,057,531
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,608,101
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	1,076,636
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,895,000	2,111,161
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.765%, 02/10/49	1,539,000	1,729,660
3.902%, 07/10/50	1,835,000	2,039,799
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	4,174,476
GS Mortgage Securities Trust
3.382%, 05/10/50	1,835,000	2,007,895
4.243%, 08/10/46	966,000	1,046,064
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	3,900,000	4,337,392
3.801%, 08/15/48	1,534,000	1,717,674
Morgan Stanley Bank of America Merrill Lynch Trust
3.544%, 01/15/49	3,850,000	4,278,089
3.635%, 10/15/48	1,547,000	1,718,373
3.732%, 05/15/48	3,750,000	4,182,567
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,103,132

Total Mortgage-Backed Securities (Cost $32,701,499)		34,690,116

Municipals—0.7%
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	975,566

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,968,000	$2,930,509
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,700,000	2,883,625
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,388,908
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,918,725
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	1,080,710
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	2,700,000	4,434,102
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,243,026

Total Municipals (Cost $14,468,871)		17,855,171

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.2%
AmeriCredit Automobile Receivables Trust 3.080%, 12/18/23	1,500,000	1,543,869
Ford Credit Auto Owner Trust 3.160%, 10/15/23	1,000,000	1,035,732
Toyota Auto Receivables Owner Trust 2.570%, 08/15/23	2,915,000	2,981,562

		5,561,163

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/24	3,000,000	3,037,081
2.060%, 08/15/28	1,865,000	2,002,956

		5,040,037

Total Asset-Backed Securities (Cost $10,336,312)		10,601,200

Short-Term Investment—1.8%

U.S. Treasury—1.8%
U.S. Treasury Bill 0.072%, 10/29/20 (c)	47,100,000	47,096,612

Total Short-Term Investments (Cost $29,058,125)		47,096,612

Securities Lending Reinvestments (d)—9.2%

Certificates of Deposit—3.6%
Agricultural Bank of China 0.610%, 10/19/20	2,000,000	2,000,434
Banco del Estado de Chile 0.250%, 01/04/21	1,000,000	1,000,000
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (a)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (a)	4,000,000	4,000,396

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (a)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (a)	1,000,000	1,000,224
0.494%, 1M LIBOR + 0.340%, 10/09/20 (a)	2,000,000	2,000,164
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (a)	5,000,000	5,002,185
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (a)	4,000,000	4,001,104
0.550%, SOFR + 0.480%, 10/06/20 (a)	5,000,000	5,000,295
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (a)	5,000,000	5,002,880
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (a)	2,000,000	1,997,764
0.281%, SOFR + 0.210%, 02/22/21 (a)	2,000,000	1,997,764
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	4,000,000	4,000,024
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	2,998,161	2,999,190
Zero Coupon, 01/25/21	2,997,359	2,997,840
Mizuho Bank, Ltd. 0.250%, 03/22/21	2,000,000	2,000,096
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (a)	7,000,000	7,001,421
National Westminster Bank plc Zero Coupon, 12/03/20	2,998,501	2,998,860
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (a)	4,000,000	4,001,916
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (a)	3,000,000	3,000,675
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	6,000,000	5,999,172
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	7,979,201	7,998,080
0.310%, 3M LIBOR + 0.030%, 02/17/21 (a)	2,000,000	2,000,152
Svenska Handelsbanken AB
0.266%, 3M LIBOR + 0.020%, 09/17/21 (a)	4,000,000	3,999,832
0.361%, 3M LIBOR + 0.110%, 12/03/20 (a)	2,000,000	2,000,630
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (a)	2,000,000	2,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (a)	2,000,000	1,999,774

		93,001,388

Commercial Paper—0.4%
Antalis S.A. 0.210%, 11/20/20	1,998,927	1,999,306
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (a)	8,000,000	8,000,000

		9,999,306

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.430%, OBFR + 0.350%, 11/04/20 (a)	5,000,000	5,000,000

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.2%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $10,000,050; collateralized by various Common Stock with an aggregate market value of $11,112,735.	10,000,000	$10,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $5,007,922; collateralized by various Common Stock with an aggregate market value of $5,556,868.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $2,000,700; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $7,002,926; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $7,674,549.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $3,001,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $3,289,093.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,000,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $3,060,001.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,300,004; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,827,495; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,904,038.	3,827,488	3,827,488

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $5,000,029; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $5,543,351.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,200,007; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,800,086; collateralized by various Common Stock with an aggregate market value of $2,000,322.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,318.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,100,331; collateralized by various Common Stock with an aggregate market value of $7,891,925.	7,100,000	7,100,000

		56,927,488

Mutual Funds—2.8%
AB Government Money Market Portfolio, Institutional Class 0.050% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	35,000,000	35,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	30,000,000	30,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	5,200,000	5,200,000

		72,700,000

Total Securities Lending Reinvestments (Cost $237,617,486)		237,628,182

Total Investments—109.9% (Cost $2,682,369,723)		2,874,665,821
Other assets and liabilities (net)—(9.9)%		(258,140,953)

Net Assets—100.0%		$2,616,524,868

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $244,632,845 and the collateral received consisted of cash in the amount of $237,599,637 and non-cash collateral with a value of $13,942,977. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $18,187,893, which is 0.7% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,724,941,716	$—	$1,724,941,716
Total Corporate Bonds & Notes*	—	751,178,640	—	751,178,640
Total Foreign Government*	—	50,674,184	—	50,674,184
Total Mortgage-Backed Securities*	—	34,690,116	—	34,690,116
Total Municipals*	—	17,855,171	—	17,855,171
Total Asset-Backed Securities*	—	10,601,200	—	10,601,200
Total Short-Term Investment*	—	47,096,612	—	47,096,612
Securities Lending Reinvestments
Certificates of Deposit	—	93,001,388	—	93,001,388
Commercial Paper	—	9,999,306	—	9,999,306
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	56,927,488	—	56,927,488
Mutual Funds	72,700,000	—	—	72,700,000
Total Securities Lending Reinvestments	72,700,000	164,928,182	—	237,628,182
Total Investments	$72,700,000	$2,801,965,821	$—	$2,874,665,821

Collateral for Securities Loaned (Liability)	$—	$(237,599,637)	$—	$(237,599,637)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-176

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Axon Enterprise, Inc. (a) (b)	36,343	$3,296,310
Curtiss-Wright Corp.	23,805	2,220,054
Hexcel Corp.	47,810	1,604,026
Mercury Systems, Inc. (a)	32,063	2,483,600

		9,603,990

Air Freight & Logistics—0.5%
XPO Logistics, Inc. (a)	52,288	4,426,702

Airlines—0.2%
JetBlue Airways Corp. (a) (c)	155,974	1,767,185

Auto Components—1.4%
Adient plc (a)	53,752	931,522
Dana, Inc.	82,722	1,019,135
Delphi Technologies plc (a) (b)	49,438	826,109
Fox Factory Holding Corp. (a)	23,725	1,763,479
Gentex Corp.	140,719	3,623,514
Goodyear Tire & Rubber Co. (The)	133,408	1,023,240
Lear Corp.	31,232	3,405,850
Visteon Corp. (a)	15,932	1,102,813

		13,695,662

Automobiles—0.5%
Harley-Davidson, Inc. (b)	87,736	2,153,041
Thor Industries, Inc. (b)	31,604	3,010,597

		5,163,638

Banks—5.2%
Associated Banc-Corp.	87,990	1,110,434
BancorpSouth Bank (b)	55,201	1,069,795
Bank of Hawaii Corp. (b)	22,929	1,158,373
Bank OZK (b)	69,211	1,475,579
Cathay General Bancorp	42,850	928,988
CIT Group, Inc. (b)	56,364	998,206
Commerce Bancshares, Inc. (b)	57,471	3,235,043
Cullen/Frost Bankers, Inc. (b)	31,950	2,043,202
East West Bancorp, Inc.	81,007	2,652,169
First Financial Bankshares, Inc.	81,320	2,269,641
First Horizon National Corp. (b)	316,771	2,987,151
FNB Corp.	185,048	1,254,625
Fulton Financial Corp.	92,793	865,759
Glacier Bancorp, Inc.	54,625	1,750,731
Hancock Whitney Corp.	49,440	929,966
Home BancShares, Inc. (b)	87,020	1,319,223
International Bancshares Corp.	31,876	830,689
PacWest Bancorp	66,844	1,141,696
Pinnacle Financial Partners, Inc.	43,423	1,545,425
Prosperity Bancshares, Inc.	53,051	2,749,633
Signature Bank	30,667	2,545,054
Sterling Bancorp	111,346	1,171,360
Synovus Financial Corp.	84,342	1,785,520
TCF Financial Corp.	87,160	2,036,058
Texas Capital Bancshares, Inc. (a)	28,883	899,128
Trustmark Corp.	36,311	777,419

Banks—(Continued)
UMB Financial Corp.	24,746	1,212,801
Umpqua Holdings Corp.	126,086	1,339,033
United Bankshares, Inc.	74,290	1,595,006
Valley National Bancorp	231,190	1,583,652
Webster Financial Corp.	51,638	1,363,760
Wintrust Financial Corp.	32,978	1,320,769

		49,945,888

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	5,216	4,607,606

Biotechnology—1.3%
Arrowhead Pharmaceuticals, Inc. (a) (b)	58,566	2,521,852
Emergent BioSolutions, Inc. (a) (b)	25,756	2,661,367
Exelixis, Inc. (a)	176,912	4,325,498
Ligand Pharmaceuticals, Inc. (a) (b)	9,205	877,421
United Therapeutics Corp. (a)	25,428	2,568,228

		12,954,366

Building Products—1.7%
Builders FirstSource, Inc. (a) (b)	66,828	2,179,929
Lennox International, Inc. (b)	19,931	5,433,390
Owens Corning	61,842	4,255,348
Trex Co., Inc. (a)	66,275	4,745,290

		16,613,957

Capital Markets—2.5%
Affiliated Managers Group, Inc. (b)	26,653	1,822,532
Eaton Vance Corp.	65,368	2,493,789
Evercore, Inc. - Class A	23,240	1,521,290
FactSet Research Systems, Inc.	21,753	7,284,645
Federated Hermes, Inc.	54,493	1,172,144
Interactive Brokers Group, Inc. - Class A (b)	45,260	2,187,416
Janus Henderson Group plc	86,315	1,874,762
SEI Investments Co.	69,619	3,531,076
Stifel Financial Corp.	39,252	1,984,581

		23,872,235

Chemicals—2.5%
Ashland Global Holdings, Inc.	31,159	2,209,796
Avient Corp.	52,351	1,385,207
Cabot Corp.	32,326	1,164,706
Chemours Co. (The) (b)	94,034	1,966,251
Ingevity Corp. (a)	23,632	1,168,366
Minerals Technologies, Inc.	19,535	998,238
NewMarket Corp.	4,191	1,434,663
Olin Corp. (b)	81,344	1,007,039
RPM International, Inc.	74,414	6,164,456
Scotts Miracle-Gro Co. (The)	23,309	3,564,179
Sensient Technologies Corp.	24,251	1,400,253
Valvoline, Inc.	105,940	2,017,098

		24,480,252

Commercial Services & Supplies—2.0%
Brink’s Co. (The) (b)	28,925	1,188,528

BHFTII-177

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Clean Harbors, Inc. (a)	29,306	$1,642,015
Healthcare Services Group, Inc. (b)	42,610	917,393
Herman Miller, Inc.	33,706	1,016,573
HNI Corp.	24,433	766,708
IAA, Inc. (a)	76,691	3,993,300
KAR Auction Services, Inc. (b)	73,988	1,065,427
MSA Safety, Inc. (b)	20,704	2,777,856
Stericycle, Inc. (a)	52,377	3,302,894
Tetra Tech, Inc.	30,853	2,946,462

		19,617,156

Communications Equipment—1.0%
Ciena Corp. (a) (b)	87,967	3,491,410
InterDigital, Inc.	17,637	1,006,367
Lumentum Holdings, Inc. (a)	43,055	3,234,722
NetScout Systems, Inc. (a) (b)	41,483	905,574
ViaSat, Inc. (a) (b)	36,715	1,262,629

		9,900,702

Construction & Engineering—1.1%
AECOM (a)	91,829	3,842,125
Dycom Industries, Inc. (a) (b)	18,229	962,856
EMCOR Group, Inc.	31,436	2,128,531
Fluor Corp.	71,427	629,272
MasTec, Inc. (a) (b)	32,120	1,355,464
Valmont Industries, Inc.	12,231	1,518,846

		10,437,094

Construction Materials—0.2%
Eagle Materials, Inc. (b)	23,908	2,063,739

Consumer Finance—0.6%
FirstCash, Inc.	23,726	1,357,365
LendingTree, Inc. (a) (b)	4,506	1,382,846
Navient Corp. (b)	111,031	938,212
SLM Corp.	214,837	1,738,031

		5,416,454

Containers & Packaging—1.1%
AptarGroup, Inc.	36,914	4,178,665
Greif, Inc. - Class A (b)	15,139	548,183
O-I Glass, Inc. (b)	89,863	951,649
Silgan Holdings, Inc. (b)	45,075	1,657,408
Sonoco Products Co.	57,469	2,934,942

		10,270,847

Distributors—0.8%
Pool Corp.	22,945	7,676,020

Diversified Consumer Services—1.2%
Adtalem Global Education, Inc. (a)	29,701	728,863
Graham Holdings Co. - Class B	2,375	959,761
Grand Canyon Education, Inc. (a)	27,071	2,164,056
H&R Block, Inc.	110,441	1,799,084
Service Corp. International	100,892	4,255,625

Diversified Consumer Services—(Continued)
Strategic Education, Inc.	13,975	1,278,293
WW International, Inc. (a) (b)	26,867	506,980

		11,692,662

Diversified Financial Services—0.2%
Jefferies Financial Group, Inc.	123,647	2,225,646

Electric Utilities—1.2%
ALLETE, Inc.	29,704	1,536,885
Hawaiian Electric Industries, Inc. (b)	62,510	2,077,832
IDACORP, Inc.	28,891	2,308,391
OGE Energy Corp. (b)	114,605	3,437,004
PNM Resources, Inc. (b)	45,605	1,884,855

		11,244,967

Electrical Equipment—2.6%
Acuity Brands, Inc. (b)	22,694	2,322,731
EnerSys	24,320	1,632,358
Generac Holdings, Inc. (a) (b)	35,950	6,961,358
Hubbell, Inc.	31,048	4,248,608
nVent Electric plc	97,291	1,721,078
Regal-Beloit Corp.	23,233	2,180,882
Sunrun, Inc. (a) (b)	72,652	5,599,290

		24,666,305

Electronic Equipment, Instruments & Components—3.7%
Arrow Electronics, Inc. (a)	44,445	3,496,044
Avnet, Inc.	56,554	1,461,355
Belden, Inc. (b)	25,487	793,155
Cognex Corp. (b)	99,076	6,449,848
Coherent, Inc. (a)	13,888	1,540,596
II-VI, Inc. (a) (b)	59,354	2,407,398
Jabil, Inc.	77,588	2,658,165
Littelfuse, Inc. (b)	13,937	2,471,588
National Instruments Corp.	75,252	2,686,496
SYNNEX Corp.	23,587	3,303,595
Trimble, Inc. (a)	143,258	6,976,665
Vishay Intertechnology, Inc.	75,896	1,181,701

		35,426,606

Energy Equipment & Services—0.1%
ChampionX Corp. (a)	106,390	850,056

Entertainment—0.2%
Cinemark Holdings, Inc. (b)	61,309	613,090
World Wrestling Entertainment, Inc. - Class A (b)	26,730	1,081,763

		1,694,853

Equity Real Estate Investment Trusts—8.9%
American Campus Communities, Inc. (b)	78,799	2,751,661
Brixmor Property Group, Inc.	169,747	1,984,342
Camden Property Trust	55,763	4,961,792
CoreSite Realty Corp.	24,352	2,894,966
Corporate Office Properties Trust	64,229	1,523,512
Cousins Properties, Inc.	85,061	2,431,894

BHFTII-178

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
CyrusOne, Inc.	66,914	$4,685,987
Douglas Emmett, Inc. (b)	94,384	2,369,038
EastGroup Properties, Inc.	22,520	2,912,512
EPR Properties	42,718	1,174,745
First Industrial Realty Trust, Inc.	72,831	2,898,674
Geo Group, Inc. (The) (b)	69,468	787,767
Healthcare Realty Trust, Inc.	77,893	2,346,137
Highwoods Properties, Inc.	59,484	1,996,878
Hudson Pacific Properties, Inc.	87,804	1,925,542
JBG SMITH Properties	64,344	1,720,559
Kilroy Realty Corp. (b)	60,010	3,118,120
Lamar Advertising Co. - Class A	49,462	3,272,900
Life Storage, Inc.	26,863	2,827,868
Macerich Co. (The) (b)	64,180	435,782
Medical Properties Trust, Inc.	302,776	5,337,941
National Retail Properties, Inc.	99,358	3,428,845
Omega Healthcare Investors, Inc. (b)	129,950	3,890,703
Park Hotels & Resorts, Inc. (b)	134,893	1,347,581
Pebblebrook Hotel Trust (b)	74,925	938,810
Physicians Realty Trust (b)	119,170	2,134,335
PotlatchDeltic Corp.	38,286	1,611,841
PS Business Parks, Inc.	11,486	1,405,772
Rayonier, Inc.	78,158	2,066,497
Rexford Industrial Realty, Inc.	70,874	3,243,194
Sabra Health Care REIT, Inc.	117,692	1,622,384
Service Properties Trust	94,239	749,200
Spirit Realty Capital, Inc.	58,996	1,991,115
STORE Capital Corp.	130,596	3,582,248
Taubman Centers, Inc.	35,334	1,176,269
Urban Edge Properties	62,807	610,484
Weingarten Realty Investors	68,943	1,169,273

		85,327,168

Food & Staples Retailing—1.1%
BJ’s Wholesale Club Holdings, Inc. (a)	78,977	3,281,495
Casey’s General Stores, Inc.	21,131	3,753,922
Grocery Outlet Holding Corp. (a)	47,725	1,876,547
Sprouts Farmers Market, Inc. (a)	67,527	1,413,340

		10,325,304

Food Products—2.0%
Darling Ingredients, Inc. (a)	92,729	3,341,026
Flowers Foods, Inc. (b)	112,670	2,741,261
Hain Celestial Group, Inc. (The) (a) (b)	47,833	1,640,672
Ingredion, Inc.	38,353	2,902,555
Lancaster Colony Corp.	11,189	2,000,593
Pilgrim’s Pride Corp. (a)	27,943	418,167
Post Holdings, Inc. (a)	36,050	3,100,300
Sanderson Farms, Inc. (b)	11,333	1,336,954
Tootsie Roll Industries, Inc. (b)	9,992	308,753
TreeHouse Foods, Inc. (a) (b)	32,349	1,311,105

		19,101,386

Gas Utilities—1.4%
National Fuel Gas Co. (b)	52,074	2,113,684
New Jersey Resources Corp. (b)	54,923	1,484,019

Gas Utilities—(Continued)
ONE Gas, Inc. (b)	30,299	2,090,934
Southwest Gas Holdings, Inc.	32,013	2,020,020
Spire, Inc. (b)	29,475	1,568,070
UGI Corp.	119,272	3,933,591

		13,210,318

Health Care Equipment & Supplies—3.3%
Avanos Medical, Inc. (a) (b)	27,385	909,730
Cantel Medical Corp. (b)	21,480	943,831
Globus Medical, Inc. - Class A (a)	43,127	2,135,649
Haemonetics Corp. (a)	29,027	2,532,606
Hill-Rom Holdings, Inc.	38,135	3,184,654
ICU Medical, Inc. (a)	11,149	2,037,591
Integra LifeSciences Holdings Corp. (a)	40,528	1,913,732
LivaNova plc (a)	27,863	1,259,686
Masimo Corp. (a) (b)	28,943	6,832,284
NuVasive, Inc. (a) (b)	29,344	1,425,238
Penumbra, Inc. (a) (b)	19,226	3,737,150
Quidel Corp. (a)	21,857	4,794,989

		31,707,140

Health Care Providers & Services—3.1%
Acadia Healthcare Co., Inc. (a)	50,934	1,501,534
Amedisys, Inc. (a)	18,589	4,394,997
Chemed Corp.	9,115	4,378,390
Encompass Health Corp.	56,937	3,699,766
HealthEquity, Inc. (a) (b)	43,907	2,255,503
LHC Group, Inc. (a)	18,087	3,844,573
MEDNAX, Inc. (a) (b)	48,930	796,581
Molina Healthcare, Inc. (a)	33,952	6,214,574
Patterson Cos., Inc. (b)	49,649	1,196,789
Tenet Healthcare Corp. (a) (b)	60,339	1,478,909

		29,761,616

Hotels, Restaurants & Leisure—4.3%
Boyd Gaming Corp.	45,916	1,409,162
Caesars Entertainment, Inc. (a)	114,180	6,400,931
Choice Hotels International, Inc. (b)	16,483	1,416,879
Churchill Downs, Inc. (b)	20,320	3,328,822
Cracker Barrel Old Country Store, Inc.	13,566	1,555,478
Dunkin’ Brands Group, Inc.	47,105	3,858,370
Jack in the Box, Inc.	12,984	1,029,761
Marriott Vacations Worldwide Corp.	23,507	2,134,671
Papa John’s International, Inc. (b)	18,787	1,545,794
Penn National Gaming, Inc. (a) (b)	82,473	5,995,787
Scientific Games Corp. - Class A (a)	31,991	1,116,806
Six Flags Entertainment Corp. (b)	43,191	876,777
Texas Roadhouse, Inc.	37,352	2,270,628
Wendy’s Co. (The)	102,515	2,285,572
Wingstop, Inc.	16,947	2,315,808
Wyndham Destinations Inc.	48,809	1,501,365
Wyndham Hotels & Resorts, Inc.	53,338	2,693,569

		41,736,180

BHFTII-179

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.7%
Helen of Troy, Ltd. (a)	14,499	$2,805,846
KB Home	50,417	1,935,509
Taylor Morrison Home Corp. (a)	74,255	1,825,930
Tempur Sealy International, Inc. (a)	27,457	2,448,890
Toll Brothers, Inc. (b)	65,742	3,199,006
TopBuild Corp. (a) (b)	18,940	3,232,869
TRI Pointe Group, Inc. (a)	74,616	1,353,534

		16,801,584

Household Products—0.1%
Energizer Holdings, Inc.	33,344	1,305,084

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	31,249	3,823,940

Insurance—4.4%
Alleghany Corp.	8,195	4,265,088
American Financial Group, Inc.	41,061	2,750,266
Brighthouse Financial, Inc. (a)	53,259	1,433,200
Brown & Brown, Inc.	134,395	6,084,062
CNO Financial Group, Inc. (b)	81,139	1,301,469
First American Financial Corp.	63,849	3,250,552
Genworth Financial, Inc. - Class A (a)	289,711	970,532
Hanover Insurance Group, Inc. (The)	21,596	2,012,315
Kemper Corp.	35,160	2,349,743
Mercury General Corp. (b)	15,213	629,362
Old Republic International Corp.	161,887	2,386,214
Primerica, Inc. (b)	22,627	2,560,019
Reinsurance Group of America, Inc.	38,896	3,702,510
RenaissanceRe Holdings, Ltd.	29,324	4,977,456
RLI Corp.	22,649	1,896,401
Selective Insurance Group, Inc.	34,244	1,763,223

		42,332,412

Interactive Media & Services—0.2%
TripAdvisor, Inc.	55,019	1,077,822
Yelp, Inc. (a) (b)	39,358	790,702

		1,868,524

Internet & Direct Marketing Retail—0.4%
GrubHub, Inc. (a)	52,833	3,821,411

IT Services—2.0%
Alliance Data Systems Corp.	27,318	1,146,810
CACI International, Inc. - Class A (a)	14,369	3,062,896
KBR, Inc. (b)	81,505	1,822,452
LiveRamp Holdings, Inc. (a) (b)	37,717	1,952,609
MAXIMUS, Inc.	35,104	2,401,465
Perspecta, Inc.	78,234	1,521,651
Sabre Corp. (b)	178,407	1,161,429
Science Applications International Corp.	33,301	2,611,464
WEX, Inc. (a)	25,246	3,508,437

		19,189,213

Leisure Products—0.8%
Brunswick Corp.	45,323	2,669,978
Mattel, Inc. (a) (b)	198,612	2,323,760
Polaris, Inc.	33,012	3,114,352

		8,108,090

Life Sciences Tools & Services—2.4%
Bio-Techne Corp. (b)	22,072	5,467,897
Charles River Laboratories International, Inc. (a)	28,444	6,441,144
Medpace Holdings, Inc. (a)	15,610	1,744,417
PRA Health Sciences, Inc. (a)	36,620	3,714,733
Repligen Corp. (a) (b)	27,956	4,124,628
Syneos Health, Inc. (a) (b)	40,003	2,126,559

		23,619,378

Machinery—4.8%
AGCO Corp.	35,162	2,611,482
Colfax Corp. (a) (b)	57,615	1,806,806
Crane Co.	28,239	1,415,621
Donaldson Co., Inc.	72,214	3,352,174
Graco, Inc. (b)	95,449	5,855,796
ITT, Inc.	49,467	2,921,026
Kennametal, Inc. (b)	47,479	1,374,042
Lincoln Electric Holdings, Inc. (b)	33,990	3,128,440
Middleby Corp. (The) (a) (b)	31,844	2,856,725
Nordson Corp.	30,902	5,927,622
Oshkosh Corp.	38,993	2,865,986
Terex Corp.	39,677	768,147
Timken Co. (The)	38,697	2,098,151
Toro Co. (The) (b)	61,432	5,157,216
Trinity Industries, Inc. (b)	50,954	993,603
Woodward, Inc. (b)	33,217	2,662,675

		45,795,512

Marine—0.1%
Kirby Corp. (a)	34,374	1,243,308

Media—1.3%
AMC Networks, Inc. - Class A (a) (b)	23,220	573,766
Cable One, Inc.	3,102	5,848,604
John Wiley & Sons, Inc. - Class A	24,983	792,211
New York Times Co. (The) - Class A (b)	82,662	3,537,107
TEGNA, Inc.	125,360	1,472,980

		12,224,668

Metals & Mining—1.6%
Commercial Metals Co.	68,171	1,362,056
Compass Minerals International, Inc. (b)	19,434	1,153,408
Reliance Steel & Aluminum Co.	36,504	3,724,868
Royal Gold, Inc. (b)	37,554	4,512,864
Steel Dynamics, Inc.	114,420	3,275,845
United States Steel Corp. (b)	126,174	926,117
Worthington Industries, Inc.	20,647	841,985

		15,797,143

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.6%
Black Hills Corp.	35,924	$1,921,575
MDU Resources Group, Inc.	114,806	2,583,135
NorthWestern Corp.	28,956	1,408,420

		5,913,130

Multiline Retail—0.5%
Kohl’s Corp.	90,332	1,673,852
Nordstrom, Inc. (b)	62,082	740,018
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	32,564	2,844,465

		5,258,335

Oil, Gas & Consumable Fuels—1.0%
Antero Midstream Corp. (b)	163,722	879,187
Cimarex Energy Co.	58,426	1,421,505
CNX Resources Corp. (a) (b)	128,577	1,213,767
EQT Corp.	146,343	1,892,215
Equitrans Midstream Corp.	232,750	1,969,065
Murphy Oil Corp. (b)	82,665	737,372
World Fuel Services Corp.	36,350	770,256
WPX Energy, Inc. (a)	231,256	1,133,154

		10,016,521

Paper & Forest Products—0.3%
Domtar Corp.	31,600	830,132
Louisiana-Pacific Corp.	64,300	1,897,493

		2,727,625

Personal Products—0.3%
Coty, Inc. - Class A	162,074	437,600
Edgewell Personal Care Co. (a) (b)	31,120	867,625
Nu Skin Enterprises, Inc. - Class A (b)	29,421	1,473,698

		2,778,923

Pharmaceuticals—0.8%
Jazz Pharmaceuticals plc (a)	31,753	4,527,660
Nektar Therapeutics (a) (b)	102,427	1,699,264
Prestige Consumer Healthcare, Inc. (a)	28,735	1,046,529

		7,273,453

Professional Services—1.1%
ASGN, Inc. (a)	30,058	1,910,487
CoreLogic, Inc.	45,493	3,078,511
FTI Consulting, Inc. (a)	20,952	2,220,283
Insperity, Inc.	20,660	1,353,023
ManpowerGroup, Inc.	33,248	2,438,076

		11,000,380

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	29,647	2,836,032

Road & Rail—1.0%
Avis Budget Group, Inc. (a) (b)	29,516	776,861
Knight-Swift Transportation Holdings, Inc.	72,112	2,934,959
Landstar System, Inc.	21,974	2,757,517

Road & Rail—(Continued)
Ryder System, Inc.	30,813	1,301,541
Werner Enterprises, Inc.	33,231	1,395,370

		9,166,248

Semiconductors & Semiconductor Equipment—4.7%
Cirrus Logic, Inc. (a)	33,432	2,254,988
CMC Materials, Inc.	16,635	2,375,644
Cree, Inc. (a) (b)	62,797	4,002,681
Enphase Energy, Inc. (a) (b)	72,144	5,958,373
First Solar, Inc. (a) (b)	48,536	3,213,083
MKS Instruments, Inc.	31,561	3,447,408
Monolithic Power Systems, Inc.	24,172	6,758,733
Semtech Corp. (a) (b)	37,308	1,975,832
Silicon Laboratories, Inc. (a)	25,075	2,453,589
SolarEdge Technologies, Inc. (a) (b)	28,695	6,839,453
Synaptics, Inc. (a) (b)	19,598	1,576,071
Universal Display Corp. (b)	24,540	4,435,360

		45,291,215

Software—3.9%
ACI Worldwide, Inc. (a)	66,637	1,741,225
Blackbaud, Inc.	28,383	1,584,623
CDK Global, Inc.	69,587	3,033,297
Ceridian HCM Holding, Inc. (a) (b)	74,326	6,143,044
CommVault Systems, Inc. (a)	26,561	1,083,689
Fair Isaac Corp. (a)	16,603	7,062,584
j2 Global, Inc. (a) (b)	25,621	1,773,486
Manhattan Associates, Inc. (a) (b)	36,368	3,472,780
Paylocity Holding Corp. (a)	21,259	3,431,628
PTC, Inc. (a)	59,834	4,949,469
Qualys, Inc. (a) (b)	19,325	1,894,043
Teradata Corp. (a) (b)	62,406	1,416,616

		37,586,484

Specialty Retail—2.8%
Aaron’s, Inc.	38,441	2,177,683
American Eagle Outfitters, Inc. (b)	85,279	1,262,982
AutoNation, Inc. (a)	33,456	1,770,826
Dick’s Sporting Goods, Inc.	37,299	2,158,866
Five Below, Inc. (a) (b)	31,972	4,060,444
Foot Locker, Inc. (b)	59,678	1,971,165
Lithia Motors, Inc. - Class A	12,849	2,928,801
Murphy USA, Inc. (a)	15,536	1,992,803
RH (a) (b)	8,836	3,380,830
Sally Beauty Holdings, Inc. (a) (b)	64,612	561,478
Urban Outfitters, Inc. (a)	39,188	815,502
Williams-Sonoma, Inc. (b)	44,541	4,028,288

		27,109,668

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a)	73,514	1,627,600

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc. (b)	24,983	2,163,028
Columbia Sportswear Co. (b)	17,422	1,515,366

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Deckers Outdoor Corp. (a)	16,043	$3,529,621
Skechers USA, Inc. - Class A (a)	78,038	2,358,308

		9,566,323

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd.	64,366	2,382,185
New York Community Bancorp, Inc. (b)	265,607	2,196,570
Washington Federal, Inc.	43,344	904,156

		5,482,911

Trading Companies & Distributors—0.9%
GATX Corp. (b)	20,039	1,277,486
MSC Industrial Direct Co., Inc. - Class A (b)	26,065	1,649,393
Univar Solutions, Inc. (a)	96,794	1,633,883
Watsco, Inc. (b)	18,793	4,376,702

		8,937,464

Water Utilities—0.5%
Essential Utilities, Inc.	127,728	5,141,052

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	56,992	1,050,932

Total Common Stocks (Cost $806,504,790)		946,178,263

Mutual Fund—1.2%

Investment Companies—1.2%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $11,585,040)	33,800	11,452,454

Short-Term Investment—0.4%

U.S. Treasury— 0.4%
U.S. Treasury Bill 0.070%, 10/29/20 (d)	4,050,000	4,049,693

Total Short-Term Investments (Cost $4,049,779)		4,049,693

Securities Lending Reinvestments (e)—19.5%

Certificates of Deposit—8.2%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (f)	2,000,000	2,000,000
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (f)	2,000,000	2,000,968
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	1,000,224

Certificates of Deposit—(Continued)
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (f)	3,000,000	3,001,311
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (f)	3,000,000	3,000,174
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (f)	3,000,000	3,000,828
0.550%, SOFR + 0.480%, 10/06/20 (f)	4,000,000	4,000,236
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (f)	6,000,000	6,003,456
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (f)	1,500,000	1,498,323
0.281%, SOFR + 0.210%, 02/22/21 (f)	1,500,000	1,498,323
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	1,998,239	1,998,560
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (f)	5,000,000	5,001,015
National Westminster Bank plc
Zero Coupon, 12/03/20	2,998,501	2,998,860
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (f)	4,000,000	4,001,916
Rabobank International London 0.366%, 1M LIBOR + 0.210%, 01/08/21 (f)	1,500,000	1,500,045
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (f)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	5,000,000	4,999,310
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (f)	5,000,000	5,000,380
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (f)	5,000,000	4,999,790
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (f)	2,000,000	2,000,000

		78,501,819

Commercial Paper—0.8%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (f)	8,000,000	8,000,000

Repurchase Agreements—5.9%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $4,000,020; collateralized by various Common Stock with an aggregate market value of $4,445,094.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $5,007,922; collateralized by various Common Stock with an aggregate market value of $5,556,868.	5,000,000	5,000,000

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $5,001,750; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	$5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,728.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $7,600,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $7,752,001.	7,600,000	7,600,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,200,009; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,264,000.	3,200,000	3,200,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,601,143; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,653,161.	2,601,139	2,601,139
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $5,000,029; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $5,543,351.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,300,007; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $3,400,162; collateralized by various Common Stock with an aggregate market value of $3,778,385.	3,400,000	3,400,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,318.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,500,009; collateralized by various Common Stock with an aggregate market value of $1,667,308.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $5,000,233; collateralized by various Common Stock with an aggregate market value of $5,557,694.	5,000,000	5,000,000

		57,301,139

Mutual Funds—4.6%
AB Government Money Market Portfolio, Institutional Class 0.050% (g)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (g)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (g)	20,000,000	20,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (g)	10,000,000	10,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (g)	2,000,000	2,000,000

		44,000,000

Total Securities Lending Reinvestments (Cost $187,793,712)		187,802,958

Total Investments—119.3% (Cost $1,009,933,321)		1,149,483,368
Other assets and liabilities (net)—(19.3)%		(185,996,527)

Net Assets—100.0%		$963,486,841

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $184,957,364 and the collateral received consisted of cash in the amount of $187,781,814 and non-cash collateral with a value of $5,699. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $1,642,850.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P Midcap 400 Index E-Mini Future	12/18/20	25	USD	4,639,750	$10,713

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$946,178,263	$—	$—	$946,178,263
Total Mutual Fund*	11,452,454	—	—	11,452,454
Total Short-Term Investment*	—	4,049,693	—	4,049,693
Securities Lending Reinvestments
Certificates of Deposit	—	78,501,819	—	78,501,819
Commercial Paper	—	8,000,000	—	8,000,000
Repurchase Agreements	—	57,301,139	—	57,301,139
Mutual Funds	44,000,000	—	—	44,000,000
Total Securities Lending Reinvestments	44,000,000	143,802,958	—	187,802,958
Total Investments	$1,001,630,717	$147,852,651	$—	$1,149,483,368

Collateral for Securities Loaned (Liability)	$—	$(187,781,814)	$—	$(187,781,814)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,713	$—	$—	$10,713

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-185

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Australia—6.6%
Afterpay, Ltd. (a)	15,683	$917,220
AGL Energy, Ltd.	45,920	449,083
AMP, Ltd.	262,668	247,375
Ampol, Ltd.	18,604	320,199
APA Group	99,323	736,983
Aristocrat Leisure, Ltd.	41,217	889,489
ASX, Ltd.	14,426	845,559
Aurizon Holdings, Ltd.	157,842	481,986
AusNet Services	139,053	188,354
Australia & New Zealand Banking Group, Ltd.	214,656	2,659,357
BGP Holdings plc (b) (c)	713,624	0
BHP Group plc	159,713	3,411,359
BHP Group, Ltd.	222,806	5,737,424
BlueScope Steel, Ltd.	33,509	306,112
Brambles, Ltd.	110,387	831,581
Coca-Cola Amatil, Ltd.	42,510	290,057
Cochlear, Ltd.	4,803	683,158
Coles Group, Ltd.	101,137	1,234,342
Commonwealth Bank of Australia	130,961	5,989,683
Computershare, Ltd.	35,559	312,419
Crown Resorts, Ltd.	29,464	186,211
CSL, Ltd.	33,638	6,935,674
Dexus	77,269	493,467
Evolution Mining, Ltd.	118,939	494,137
Fortescue Metals Group, Ltd.	123,889	1,451,236
Goodman Group (REIT)	120,898	1,557,050
GPT Group (The)	149,666	419,725
Insurance Australia Group, Ltd.	184,694	581,657
Lend Lease Corp., Ltd. (REIT)	48,652	385,628
Macquarie Group, Ltd.	25,375	2,181,167
Magellan Financial Group, Ltd.	9,069	369,884
Medibank Private, Ltd.	199,900	360,347
Mirvac Group (REIT)	272,935	427,762
National Australia Bank, Ltd.	241,871	3,088,260
Newcrest Mining, Ltd.	61,235	1,381,144
Northern Star Resources, Ltd.	54,318	534,483
Oil Search, Ltd.	131,545	250,007
Orica, Ltd.	38,063	422,060
Origin Energy, Ltd.	123,597	382,453
Qantas Airways, Ltd. (a)	58,443	170,398
QBE Insurance Group, Ltd.	108,983	674,954
Ramsay Health Care, Ltd.	13,525	642,036
REA Group, Ltd.	4,158	328,770
Rio Tinto, Ltd.	27,457	1,860,238
Santos, Ltd.	125,663	441,302
Scentre Group (REIT)	367,395	581,736
Seek, Ltd.	31,431	481,150
Sonic Healthcare, Ltd.	32,696	778,394
South32, Ltd.	353,638	518,900
Stockland (REIT)	162,137	440,730
Suncorp Group, Ltd.	92,883	564,632
Sydney Airport	99,114	417,524
Tabcorp Holdings, Ltd.	153,298	368,152
Telstra Corp., Ltd.	309,539	617,917
TPG Telecom, Ltd. (a)	28,925	153,461
Transurban Group	207,103	2,100,338
Treasury Wine Estates, Ltd.	53,467	343,302

Australia—(Continued)
Vicinity Centres (REIT)	220,050	217,594
Wesfarmers, Ltd.	84,113	2,683,699
Westpac Banking Corp.	273,281	3,299,724
WiseTech Global, Ltd.	10,682	200,982
Woodside Petroleum, Ltd.	68,426	864,886
Woolworths Group, Ltd.	93,487	2,445,805

		69,630,716

Austria—0.1%
Andritz AG	5,828	179,574
Erste Group Bank AG	20,614	431,181
OMV AG (a)	9,828	268,524
Raiffeisen Bank International AG (a)	9,390	143,571
Verbund AG	4,951	270,352
voestalpine AG	9,525	250,452

		1,543,654

Belgium—0.8%
Ageas SA	12,505	510,416
Anheuser-Busch InBev S.A.	57,591	3,109,156
Colruyt S.A.	4,373	283,809
Elia Group S.A.	2,253	224,985
Galapagos NV (a)	3,001	426,323
Groupe Bruxelles Lambert S.A.	8,677	782,201
KBC Group NV	20,186	1,010,948
Proximus SADP	11,920	217,631
Sofina S.A.	1,124	306,706
Solvay S.A.	5,192	446,558
UCB S.A.	8,982	1,020,180
Umicore S.A.	14,103	587,325

		8,926,238

Chile—0.0%
Antofagasta plc	26,957	356,096

China—0.5%
BeiGene, Ltd. (ADR) (a) (d)	2,900	830,676
BOC Hong Kong Holdings, Ltd.	282,465	749,314
Budweiser Brewing Co. APAC, Ltd.	128,700	375,961
Microport Scientific Corp.	55,000	219,907
Prosus NV (a)	36,838	3,397,709

		5,573,567

Denmark—2.5%
Ambu A/S - Class B	11,908	337,264
AP Moller - Maersk A/S - Class A	274	400,363
AP Moller - Maersk A/S - Class B	458	726,364
Carlsberg A/S - Class B	8,085	1,089,015
Chr Hansen Holding A/S	7,473	830,831
Coloplast A/S - Class B	8,632	1,365,597
Danske Bank A/S (a)	52,133	706,408
Demant A/S (a)	7,349	231,259
DSV Panalpina A/S	15,315	2,500,092
Genmab A/S (a)	4,918	1,786,391
GN Store Nord A/S	9,339	706,875

BHFTII-186

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
H Lundbeck A/S	5,421	$178,759
Novo Nordisk A/S - Class B	127,866	8,884,808
Novozymes A/S - B Shares	14,861	935,059
Orsted A/S	14,298	1,972,861
Pandora A/S	7,708	554,847
Tryg A/S	8,735	275,406
Vestas Wind Systems A/S	14,508	2,348,283

		25,830,482

Finland—1.2%
Elisa Oyj	11,016	649,417
Fortum Oyj	30,377	614,934
Kone Oyj - Class B	24,951	2,193,868
Neste Oyj	31,015	1,631,165
Nokia Oyj (a)	427,334	1,675,263
Nordea Bank Abp (a)	237,838	1,812,886
Orion Oyj - Class B	8,084	365,912
Sampo Oyj - A Shares	34,356	1,359,420
Stora Enso Oyj - R Shares	40,497	634,722
UPM-Kymmene Oyj	42,105	1,281,729
Wartsila Oyj Abp	31,392	247,055

		12,466,371

France—10.0%
Accor S.A. (a)	12,886	360,477
Adevinta ASA (a)	17,802	304,353
Aeroports de Paris	2,209	219,994
Air Liquide S.A.	34,898	5,538,678
Airbus SE (a)	44,440	3,226,218
Alstom S.A. (a)	15,503	771,989
Amundi S.A. (a)	4,463	314,692
Arkema S.A.	5,073	538,280
Atos SE (a)	7,084	570,741
AXA S.A.	146,340	2,701,947
BioMerieux	3,058	478,782
BNP Paribas S.A. (a)	85,096	3,083,217
Bollore S.A.	61,600	229,966
Bouygues S.A.	15,150	525,320
Bureau Veritas S.A. (a)	19,740	443,457
Capgemini SE	12,187	1,561,126
Carrefour S.A.	42,889	686,609
Cie de Saint-Gobain (a)	39,198	1,646,041
Cie Generale des Etablissements Michelin	12,857	1,375,996
CNP Assurances (a)	10,520	131,492
Covivio	3,163	223,306
Credit Agricole S.A. (a)	81,913	716,103
Danone S.A.	46,719	3,022,354
Dassault Aviation S.A. (a)	183	155,360
Dassault Systemes SE	9,955	1,857,271
Edenred	17,436	782,406
Eiffage S.A. (a)	5,728	466,933
Electricite de France S.A.	42,972	454,685
Engie S.A. (a)	136,167	1,820,248
EssilorLuxottica S.A. (a)	21,520	2,926,908
Eurazeo S.A. (a)	2,867	155,192
Faurecia SE (a)	5,604	242,045

France—(Continued)
Gecina S.A. (REIT)	3,288	435,077
Getlink SE (a)	32,808	444,901
Hermes International	2,319	1,999,282
ICADE (REIT)	2,561	143,779
Iliad S.A.	851	156,585
Ingenico Group S.A. (a) (d)	4,177	646,440
Ipsen S.A.	2,947	309,229
Kering S.A.	5,733	3,809,572
Klepierre S.A. (REIT) (d)	12,682	177,947
L’Oreal S.A.	18,553	6,038,218
La Francaise des Jeux SAEM	6,363	233,737
Legrand S.A.	20,536	1,639,744
LVMH Moet Hennessy Louis Vuitton SE	20,630	9,646,090
Natixis S.A. (a)	61,192	137,552
Orange S.A.	145,317	1,512,360
Orpea (a)	3,797	431,321
Pernod-Ricard S.A.	16,069	2,564,892
Peugeot S.A. (a)	44,648	805,156
Publicis Groupe S.A.	15,420	499,795
Remy Cointreau S.A.	1,860	339,570
Renault S.A. (a)	14,189	366,311
Safran S.A. (a)	24,082	2,370,166
Sanofi	83,889	8,412,910
Sartorius Stedim Biotech	2,011	692,735
Schneider Electric SE	40,646	5,045,641
SCOR SE (a)	11,686	323,838
SEB S.A.	1,809	294,306
Societe Generale S.A. (a)	59,512	787,634
Sodexo S.A. (d)	6,495	462,607
Suez S.A.	24,607	455,612
Teleperformance SE	4,265	1,313,687
Thales S.A.	7,807	584,678
TOTAL SE (d)	183,194	6,290,683
UBISOFT Entertainment S.A. (a)	7,194	650,227
Unibail-Rodamco-Westfield	9,927	366,354
Valeo S.A.	18,217	556,867
Veolia Environnement S.A.	38,959	840,331
Vinci S.A.	38,981	3,251,995
Vivendi S.A.	62,797	1,750,589
Wendel S.A.	2,267	205,677
Worldline S.A. (a)	10,043	823,644

		105,349,925

Germany—8.7%
Adidas AG (a)	14,407	4,663,814
Allianz SE	30,882	5,924,756
Aroundtown S.A. (a)	85,499	429,834
BASF SE	69,500	4,232,872
Bayer AG	72,129	4,508,883
Bayerische Motoren Werke AG	25,095	1,822,462
Beiersdorf AG	7,042	800,939
Brenntag AG	11,405	725,828
Carl Zeiss Meditec AG	2,898	366,848
Commerzbank AG (a)	77,199	379,492
Continental AG	8,360	906,423
Covestro AG	13,256	658,296

BHFTII-187

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Daimler AG	64,798	$3,494,536
Delivery Hero AG (a)	9,357	1,076,522
Deutsche Bank AG (a)	148,867	1,255,359
Deutsche Boerse AG	14,385	2,526,713
Deutsche Lufthansa AG (a) (d)	17,782	153,298
Deutsche Post AG	74,888	3,415,562
Deutsche Telekom AG	244,021	4,088,596
Deutsche Wohnen SE	26,458	1,324,097
E.ON SE	170,085	1,879,535
Evonik Industries AG	18,092	468,790
Fresenius Medical Care AG & Co. KGaA	15,649	1,321,595
Fresenius SE & Co. KGaA	31,686	1,442,580
GEA Group AG	11,736	413,764
Hannover Rueck SE	4,583	710,576
HeidelbergCement AG	10,711	657,141
Henkel AG & Co. KGaA	7,933	743,196
HOCHTIEF AG	1,646	128,159
Infineon Technologies AG	92,553	2,618,471
KION Group AG	5,441	467,359
Knorr-Bremse AG	5,273	622,984
LANXESS AG	5,571	319,785
LEG Immobilien AG	5,050	721,022
Merck KGaA	9,421	1,375,916
MTU Aero Engines AG	3,839	638,607
Muenchener Rueckversicherungs-Gesellschaft AG	10,413	2,644,306
Nemetschek SE	4,238	310,455
Puma SE (a)	6,040	544,307
RWE AG	48,681	1,825,427
SAP SE	77,569	12,081,375
Scout24 AG	7,874	687,388
Siemens AG	56,822	7,186,127
Siemens Energy AG (a)	28,411	766,272
Siemens Healthineers AG	19,718	885,563
Symrise AG	9,465	1,309,630
TeamViewer AG (a)	9,521	470,232
Telefonica Deutschland Holding AG	53,850	138,147
ThyssenKrupp AG (a) (d)	31,577	159,622
Uniper SE	14,858	480,140
United Internet AG	8,781	336,067
Volkswagen AG (a)	2,495	436,231
Vonovia SE	39,009	2,681,099
Zalando SE (a)	11,672	1,092,706

		91,319,704

Hong Kong—2.9%
AIA Group, Ltd.	898,400	8,850,356
ASM Pacific Technology, Ltd.	19,600	200,341
Bank of East Asia, Ltd. (The)	103,920	191,586
CK Asset Holdings, Ltd.	211,940	1,034,079
CK Hutchison Holdings, Ltd.	199,440	1,209,190
CK Infrastructure Holdings, Ltd.	49,500	231,647
CLP Holdings, Ltd.	127,877	1,191,984
Galaxy Entertainment Group, Ltd.	170,000	1,150,629
Hang Lung Properties, Ltd.	162,000	413,108
Hang Seng Bank, Ltd.	62,700	930,722
Henderson Land Development Co., Ltd.	100,311	370,064

Hong Kong—(Continued)
HK Electric Investments & HK Electric Investments, Ltd.	52,500	54,223
HKT Trust & HKT, Ltd.	277,980	368,288
Hong Kong & China Gas Co., Ltd.	787,935	1,132,316
Hong Kong Exchanges and Clearing, Ltd.	90,800	4,268,025
Hongkong Land Holdings, Ltd.	86,500	322,146
Jardine Matheson Holdings, Ltd.	16,900	670,766
Jardine Strategic Holdings, Ltd.	21,000	416,042
Link REIT (REIT)	148,541	1,214,240
Melco Resorts & Entertainment, Ltd. (ADR)	20,700	344,655
MTR Corp., Ltd.	110,500	548,387
New World Development Co., Ltd.	115,926	564,365
Pacific Century Premium Developments, Ltd. (a)	8,748	2,301
PCCW, Ltd.	81,000	48,411
Power Assets Holdings, Ltd.	107,549	565,652
Sino Land Co., Ltd.	247,600	288,157
Sun Hung Kai Properties, Ltd.	95,750	1,227,515
Swire Pacific, Ltd. - Class A	36,817	178,526
Swire Properties, Ltd.	83,600	220,897
Techtronic Industries Co., Ltd.	104,500	1,374,148
WH Group, Ltd.	679,000	552,659
Wharf Real Estate Investment Co., Ltd.	131,976	540,263

		30,675,688

Ireland—0.8%
AerCap Holdings NV (a)	7,800	196,482
CRH plc	60,469	2,183,979
Flutter Entertainment plc (a)	11,665	1,848,688
James Hardie Industries plc	32,192	767,306
Kerry Group plc - Class A	11,544	1,482,193
Kingspan Group plc (a)	11,136	1,013,027
Smurfit Kappa Group plc	16,402	643,714

		8,135,389

Israel—0.6%
Azrieli Group, Ltd.	3,090	137,891
Bank Hapoalim B.M.	79,475	424,985
Bank Leumi Le-Israel B.M.	104,117	458,779
Check Point Software Technologies, Ltd. (a)	8,900	1,071,026
CyberArk Software, Ltd. (a)	2,700	279,234
Elbit Systems, Ltd.	1,811	220,304
ICL Group, Ltd.	54,463	192,572
Israel Discount Bank, Ltd. - Class A	83,247	224,739
Mizrahi Tefahot Bank, Ltd.	9,874	175,242
Nice, Ltd. (a)	4,447	1,009,233
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	89,153	803,268
Wix.com, Ltd. (a)	4,100	1,044,885

		6,042,158

Italy—1.9%
Assicurazioni Generali S.p.A.	83,379	1,174,465
Atlantia S.p.A. (a)	36,067	565,684
Davide Campari-Milano NV	42,874	468,688
DiaSorin S.p.A. (d)	1,857	374,364
Enel S.p.A.	615,309	5,343,736
Eni S.p.A.	193,911	1,517,196

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Ferrari NV	9,556	$1,749,535
FinecoBank Banca Fineco S.p.A. (a)	42,655	587,023
Infrastrutture Wireless Italiane S.p.A.	17,951	199,089
Intesa Sanpaolo S.p.A. (a)	1,224,540	2,299,746
Leonardo S.p.A.	28,782	168,322
Mediobanca S.p.A.	44,816	351,500
Moncler S.p.A. (a)	16,650	682,073
Nexi S.p.A. (a)	27,771	556,986
Poste Italiane S.p.A.	41,357	366,414
Prysmian S.p.A.	22,188	645,276
Recordati Industria Chimica e Farmaceutica S.p.A.	8,194	419,291
Snam S.p.A.	164,798	847,503
Telecom Italia S.p.A.	342,011	136,878
Telecom Italia S.p.A. - Risparmio Shares	124,084	50,274
Terna Rete Elettrica Nazionale S.p.A.	104,067	729,242
UniCredit S.p.A. (a)	155,340	1,281,261

		20,514,546

Japan—25.0%
Advantest Corp.	14,500	703,844
Aeon Co., Ltd.	48,300	1,297,581
AGC, Inc.	17,500	512,203
Air Water, Inc.	19,100	258,223
Aisin Seiki Co., Ltd.	11,100	354,684
Ajinomoto Co., Inc.	40,200	825,905
Alfresa Holdings Corp.	15,300	334,499
Amada Co., Ltd.	27,000	252,901
ANA Holdings, Inc. (a) (d)	8,400	194,501
Aozora Bank, Ltd.	9,600	159,436
Asahi Group Holdings, Ltd.	34,400	1,197,398
Asahi Intecc Co., Ltd.	14,200	445,778
Asahi Kasei Corp.	101,800	888,104
Astellas Pharma, Inc.	139,000	2,067,954
Bandai Namco Holdings, Inc.	14,800	1,080,462
Bank of Kyoto, Ltd. (The)	3,901	188,343
Bridgestone Corp.	40,800	1,287,944
Brother Industries, Ltd.	16,400	260,319
Calbee, Inc.	5,500	181,204
Canon, Inc.	75,800	1,257,344
Casio Computer Co., Ltd.	16,900	272,696
Central Japan Railway Co.	10,900	1,562,827
Chiba Bank, Ltd. (The)	39,400	217,296
Chubu Electric Power Co., Inc.	45,700	555,519
Chugai Pharmaceutical Co., Ltd.	50,800	2,278,201
Chugoku Electric Power Co., Inc. (The)	23,700	296,541
Coca-Cola Bottlers Japan Holdings, Inc.	9,900	165,611
Concordia Financial Group, Ltd.	75,900	264,413
Cosmos Pharmaceutical Corp.	1,500	260,762
CyberAgent, Inc.	7,400	457,368
Dai Nippon Printing Co., Ltd.	20,200	408,904
Dai-ichi Life Holdings, Inc.	81,900	1,155,168
Daifuku Co., Ltd.	7,400	744,351
Daiichi Sankyo Co., Ltd.	128,700	3,952,324
Daikin Industries, Ltd.	18,900	3,482,836
Daito Trust Construction Co., Ltd.	5,200	460,755
Daiwa House Industry Co., Ltd.	42,800	1,099,004

Japan—(Continued)
Daiwa House REIT Investment Corp. (REIT)	136	348,045
Daiwa Securities Group, Inc.	108,500	455,117
Denso Corp.	32,900	1,440,218
Dentsu Group, Inc.	16,600	490,178
Disco Corp.	2,200	534,985
East Japan Railway Co.	22,300	1,373,233
Eisai Co., Ltd.	19,100	1,741,820
Electric Power Development Co., Ltd.	10,900	168,101
ENEOS Holdings, Inc.	226,900	809,748
FamilyMart Co., Ltd. (d)	17,600	397,775
FANUC Corp.	14,300	2,741,582
Fast Retailing Co., Ltd.	4,500	2,821,828
Fuji Electric Co., Ltd.	8,600	271,551
FUJIFILM Holdings Corp.	26,000	1,280,376
Fujitsu, Ltd.	14,500	1,984,269
Fukuoka Financial Group, Inc.	10,600	178,352
GLP J-REIT	268	413,464
GMO Payment Gateway, Inc.	3,000	322,432
Hakuhodo DY Holdings, Inc.	17,600	227,299
Hamamatsu Photonics KK	9,600	483,422
Hankyu Hanshin Holdings, Inc.	16,400	527,257
Hikari Tsushin, Inc.	1,500	357,232
Hirose Electric Co., Ltd.	2,415	310,744
Hisamitsu Pharmaceutical Co., Inc.	4,500	229,598
Hitachi Construction Machinery Co., Ltd.	8,900	322,102
Hitachi Metals, Ltd.	13,800	212,009
Hitachi, Ltd.	71,200	2,404,345
Honda Motor Co., Ltd.	123,400	2,909,709
Hoshizaki Corp.	4,100	326,773
Hoya Corp.	28,600	3,221,796
Hulic Co., Ltd.	30,200	283,085
Idemitsu Kosan Co., Ltd. (d)	17,568	374,065
Iida Group Holdings Co., Ltd.	12,700	256,615
Inpex Corp.	71,100	380,131
Isuzu Motors, Ltd.	43,700	382,604
Ito En, Ltd.	4,000	285,203
ITOCHU Corp. (d)	102,000	2,606,613
Itochu Techno-Solutions Corp.	7,100	270,043
Japan Airlines Co., Ltd. (a)	8,400	157,591
Japan Airport Terminal Co., Ltd.	3,800	167,555
Japan Exchange Group, Inc.	38,100	1,065,553
Japan Post Bank Co., Ltd.	30,800	240,412
Japan Post Holdings Co., Ltd.	116,300	792,787
Japan Post Insurance Co., Ltd.	16,000	251,592
Japan Prime Realty Investment Corp. (REIT)	51	158,275
Japan Real Estate Investment Corp.	96	490,533
Japan Retail Fund Investment Corp.	202	312,612
Japan Tobacco, Inc.	90,900	1,658,884
JFE Holdings, Inc. (a)	35,100	245,335
JGC Holdings Corp.	14,000	145,326
JSR Corp.	14,400	341,340
Kajima Corp.	32,000	383,037
Kakaku.com, Inc.	10,700	282,702
Kamigumi Co., Ltd.	8,500	167,247
Kansai Electric Power Co., Inc. (The)	55,000	532,817
Kansai Paint Co., Ltd.	17,000	421,989
Kao Corp.	36,500	2,737,278

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
KDDI Corp.	120,000	$3,033,645
Keihan Holdings Co., Ltd.	7,800	323,288
Keikyu Corp.	18,000	276,309
Keio Corp.	8,700	537,660
Keisei Electric Railway Co., Ltd.	10,000	282,529
Keyence Corp.	13,400	6,241,125
Kikkoman Corp.	12,600	698,792
Kintetsu Group Holdings Co., Ltd.	12,612	537,692
Kirin Holdings Co., Ltd.	60,300	1,131,858
Kobayashi Pharmaceutical Co., Ltd.	3,600	348,254
Kobe Bussan Co., Ltd.	4,600	252,765
Koito Manufacturing Co., Ltd.	7,700	392,307
Komatsu, Ltd.	64,000	1,408,068
Konami Holdings Corp.	7,300	316,227
Kose Corp.	2,300	281,047
Kubota Corp.	75,300	1,346,200
Kuraray Co., Ltd.	24,500	237,794
Kurita Water Industries, Ltd.	7,100	234,187
Kyocera Corp.	24,300	1,387,597
Kyowa Kirin Co., Ltd.	20,600	584,762
Kyushu Electric Power Co., Inc.	25,900	235,107
Kyushu Railway Co.	12,700	271,137
Lasertec Corp.	5,500	454,589
Lawson, Inc.	3,800	180,922
LINE Corp. (a) (d)	2,700	137,448
Lion Corp.	15,900	326,793
LIXIL Group Corp.	19,000	381,788
M3, Inc.	33,400	2,072,592
Makita Corp.	15,900	757,920
Marubeni Corp.	114,800	650,926
Marui Group Co., Ltd.	17,300	331,661
Mazda Motor Corp.	43,000	251,285
McDonald’s Holdings Co. Japan, Ltd.	5,400	262,524
Mebuki Financial Group, Inc.	65,000	147,387
Medipal Holdings Corp.	17,100	342,196
MEIJI Holdings Co., Ltd.	9,400	717,752
Mercari, Inc. (a)	5,800	267,832
Minebea Mitsumi, Inc.	26,300	495,905
MISUMI Group, Inc.	22,200	620,095
Mitsubishi Chemical Holdings Corp.	93,700	540,661
Mitsubishi Corp.	99,500	2,378,911
Mitsubishi Electric Corp.	138,300	1,866,010
Mitsubishi Estate Co., Ltd.	86,400	1,305,051
Mitsubishi Gas Chemical Co., Inc.	11,500	213,223
Mitsubishi Heavy Industries, Ltd.	23,100	512,763
Mitsubishi Materials Corp.	7,900	155,872
Mitsubishi UFJ Financial Group, Inc.	924,988	3,668,482
Mitsui & Co., Ltd.	125,417	2,152,994
Mitsui Chemicals, Inc.	15,000	362,638
Mitsui Fudosan Co., Ltd.	68,000	1,183,678
Miura Co., Ltd.	6,500	317,634
Mizuho Financial Group, Inc. (d)	177,950	2,221,501
MonotaRO Co., Ltd.	9,200	457,920
MS&AD Insurance Group Holdings, Inc.	33,900	917,621
Murata Manufacturing Co., Ltd.	43,500	2,804,973
Nabtesco Corp.	7,500	273,100
Nagoya Railroad Co., Ltd.	14,800	405,299

Japan—(Continued)
NEC Corp.	18,800	1,099,798
Nexon Co., Ltd.	36,700	910,877
NGK Insulators, Ltd.	19,300	275,202
NGK Spark Plug Co., Ltd.	12,000	209,218
NH Foods, Ltd.	7,000	312,195
Nidec Corp.	33,200	3,085,732
Nihon M&A Center, Inc.	11,000	627,064
Nikon Corp.	22,500	151,930
Nintendo Co., Ltd.	8,500	4,829,107
Nippon Building Fund, Inc.	99	561,683
Nippon Express Co., Ltd.	5,900	343,245
Nippon Paint Holdings Co., Ltd.	10,800	1,110,743
Nippon Prologis REIT, Inc.	143	482,553
Nippon Sanso Holdings Corp	9,600	148,302
Nippon Shinyaku Co., Ltd.	3,200	263,670
Nippon Steel Corp. (a)	56,300	531,428
Nippon Telegraph & Telephone Corp.	94,600	1,934,234
Nippon Yusen KK	12,600	218,301
Nissan Chemical Corp.	10,000	533,107
Nissan Motor Co., Ltd. (a)	166,900	592,826
Nisshin Seifun Group, Inc.	15,700	250,180
Nissin Foods Holdings Co., Ltd.	4,700	441,532
Nitori Holdings Co., Ltd.	5,800	1,205,598
Nitto Denko Corp.	11,500	749,274
Nomura Holdings, Inc.	233,900	1,066,334
Nomura Real Estate Holdings, Inc.	9,500	180,582
Nomura Real Estate Master Fund, Inc. (REIT)	296	371,915
Nomura Research Institute, Ltd.	24,500	719,613
NSK, Ltd.	26,600	203,474
NTT Data Corp.	55,080	705,655
NTT DoCoMo, Inc. (d)	83,400	3,090,944
Obayashi Corp.	45,500	412,115
Obic Co., Ltd.	5,100	896,818
Odakyu Electric Railway Co., Ltd.	25,700	646,200
OJI Holdings Corp.	61,700	282,986
Olympus Corp.	85,900	1,781,946
Omron Corp.	13,400	1,043,128
Ono Pharmaceutical Co., Ltd.	30,900	969,481
Oracle Corp. Japan	3,000	325,053
Oriental Land Co., Ltd.	14,700	2,058,094
ORIX Corp.	100,500	1,250,395
Orix JREIT, Inc.	185	285,220
Osaka Gas Co., Ltd.	29,000	564,657
Otsuka Corp.	7,400	378,467
Otsuka Holdings Co., Ltd.	28,100	1,191,008
Pan Pacific International Holdings Corp.	32,800	763,606
Panasonic Corp.	167,400	1,417,144
PeptiDream, Inc. (a)	6,800	319,313
Persol Holdings Co., Ltd.	13,400	217,818
Pigeon Corp.	8,500	379,524
Rakuten, Inc.	61,500	663,948
Recruit Holdings Co., Ltd.	96,300	3,818,580
Renesas Electronics Corp. (a)	54,800	401,124
Resona Holdings, Inc.	143,200	487,733
Ricoh Co., Ltd.	48,600	327,425
Rinnai Corp.	2,800	273,386
Rohm Co., Ltd.	6,700	517,018

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ryohin Keikaku Co., Ltd.	18,000	$298,801
Santen Pharmaceutical Co., Ltd.	27,500	563,538
SBI Holdings, Inc.	16,511	426,971
SCSK Corp.	3,900	218,061
Secom Co., Ltd.	15,900	1,451,950
Sega Sammy Holdings, Inc.	12,900	156,807
Seibu Holdings, Inc.	13,800	148,352
Seiko Epson Corp.	20,000	229,772
Sekisui Chemical Co., Ltd.	25,900	413,773
Sekisui House, Ltd.	45,500	804,207
Seven & i Holdings Co., Ltd.	57,400	1,773,314
SG Holdings Co., Ltd.	11,600	602,536
Sharp Corp.	12,000	148,583
Shimadzu Corp.	20,000	609,760
Shimano, Inc.	5,400	1,062,515
Shimizu Corp.	39,000	292,289
Shin-Etsu Chemical Co., Ltd.	26,800	3,495,833
Shionogi & Co., Ltd.	19,700	1,053,321
Shiseido Co., Ltd.	30,300	1,737,558
Shizuoka Bank, Ltd. (The)	25,000	172,801
Showa Denko KK	9,900	181,349
SMC Corp.	4,300	2,391,724
Softbank Corp. (d)	211,200	2,365,010
SoftBank Group Corp.	116,200	7,170,612
Sohgo Security Services Co., Ltd.	4,800	228,582
Sompo Holdings, Inc.	27,599	955,390
Sony Corp.	93,700	7,162,222
Square Enix Holdings Co., Ltd.	6,500	431,894
Stanley Electric Co., Ltd.	9,700	278,181
Subaru Corp.	45,400	880,789
SUMCO Corp.	17,600	247,385
Sumitomo Chemical Co., Ltd.	106,000	350,766
Sumitomo Corp.	90,200	1,080,907
Sumitomo Dainippon Pharma Co., Ltd.	12,500	164,499
Sumitomo Electric Industries, Ltd.	57,634	647,224
Sumitomo Heavy Industries, Ltd.	7,800	181,348
Sumitomo Metal Mining Co., Ltd.	16,600	513,554
Sumitomo Mitsui Financial Group, Inc.	98,700	2,744,749
Sumitomo Mitsui Trust Holdings, Inc.	25,626	681,476
Sumitomo Realty & Development Co., Ltd.	22,600	668,212
Sundrug Co., Ltd.	5,300	199,421
Suntory Beverage & Food, Ltd.	10,400	390,650
Suzuken Co., Ltd.	5,800	220,929
Suzuki Motor Corp.	26,600	1,138,617
Sysmex Corp.	12,200	1,163,579
T&D Holdings, Inc.	39,400	389,415
Taiheiyo Cement Corp.	8,200	209,149
Taisei Corp.	14,500	488,286
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	197,730
Takeda Pharmaceutical Co., Ltd.	119,248	4,245,233
TDK Corp.	9,500	1,038,221
Teijin, Ltd.	13,200	204,537
Terumo Corp.	48,900	1,947,051
THK Co., Ltd.	7,700	193,066
TIS, Inc.	16,500	350,473
Tobu Railway Co., Ltd.	14,600	450,681
Toho Co., Ltd.	8,500	350,149

Japan—(Continued)
Toho Gas Co., Ltd.	6,200	307,176
Tohoku Electric Power Co., Inc.	28,000	280,399
Tokio Marine Holdings, Inc.	46,900	2,052,588
Tokyo Century Corp. (d)	3,200	174,032
Tokyo Electric Power Co. Holdings, Inc. (a)	112,000	307,732
Tokyo Electron, Ltd.	11,300	2,955,722
Tokyo Gas Co., Ltd.	32,200	735,203
Tokyu Corp.	37,500	486,426
Tokyu Fudosan Holdings Corp.	37,000	159,194
Toppan Printing Co., Ltd.	20,500	288,560
Toray Industries, Inc.	99,900	456,548
Toshiba Corp.	31,700	806,400
Tosoh Corp.	18,900	307,109
TOTO, Ltd.	10,400	476,880
Toyo Suisan Kaisha, Ltd.	6,000	316,896
Toyota Industries Corp.	10,200	644,574
Toyota Motor Corp.	157,600	10,417,174
Toyota Tsusho Corp.	15,500	432,611
Trend Micro, Inc.	10,200	621,998
Tsuruha Holdings, Inc.	2,900	410,168
Unicharm Corp.	29,600	1,321,536
United Urban Investment Corp. (REIT)	213	237,399
USS Co., Ltd.	16,600	296,754
Welcia Holdings Co., Ltd.	7,000	307,574
West Japan Railway Co.	11,500	568,048
Yakult Honsha Co., Ltd.	10,600	587,760
Yamada Denki Co., Ltd.	46,500	231,723
Yamaha Corp.	10,400	497,501
Yamaha Motor Co., Ltd.	18,700	271,742
Yamato Holdings Co., Ltd.	21,800	573,484
Yamazaki Baking Co., Ltd.	9,000	157,094
Yaskawa Electric Corp.	18,000	702,491
Yokogawa Electric Corp.	16,300	258,794
Z Holdings Corp.	194,500	1,298,684
ZOZO, Inc.	8,400	234,136

		263,800,498

Jordan—0.1%
Hikma Pharmaceuticals plc	15,708	527,117

Luxembourg—0.2%
ArcelorMittal S.A. (a)	54,480	726,668
Eurofins Scientific SE (a)	1,002	793,356
SES S.A.	29,140	206,191
Tenaris S.A.	35,513	177,052

		1,903,267

Macau—0.1%
Sands China, Ltd.	176,400	686,428
SJM Holdings, Ltd.	147,000	173,604
Wynn Macau, Ltd. (a)	95,600	153,035

		1,013,067

Netherlands—4.0%
ABN AMRO Bank NV	29,995	250,864
Adyen NV (a)	1,365	2,515,930

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Aegon NV	119,047	$309,228
Akzo Nobel NV	15,086	1,528,094
Altice Europe NV - Class A (a)	47,267	226,414
Argenx SE (a)	3,360	885,216
ASML Holding NV	31,608	11,656,957
EXOR NV	8,104	441,074
Heineken Holding NV	8,708	677,814
Heineken NV	19,591	1,741,279
ING Groep NV (a)	288,171	2,040,847
Just Eat Takeaway (a)	8,852	991,486
Koninklijke Ahold Delhaize NV	81,134	2,401,622
Koninklijke DSM NV	13,027	2,147,163
Koninklijke KPN NV	250,369	588,811
Koninklijke Philips NV (a)	67,540	3,182,370
Koninklijke Vopak NV	4,993	281,352
NN Group NV	21,018	789,609
Randstad NV (a)	9,402	490,680
Royal Dutch Shell plc - A Shares	301,252	3,735,735
Royal Dutch Shell plc - B Shares	281,580	3,412,745
Wolters Kluwer NV	20,635	1,762,035

		42,057,325

New Zealand—0.3%
a2 Milk Co., Ltd. (a)	53,251	541,908
Auckland International Airport, Ltd. (a)	89,204	431,853
Fisher & Paykel Healthcare Corp., Ltd.	46,837	1,030,110
Mercury NZ, Ltd.	47,715	160,867
Meridian Energy, Ltd.	89,813	292,719
Ryman Healthcare, Ltd.	29,900	279,413
Spark New Zealand, Ltd.	131,194	408,813

		3,145,683

Norway—0.5%
DNB ASA	68,520	943,434
Equinor ASA	72,385	1,018,364
Gjensidige Forsikring ASA	14,357	290,544
Mowi ASA	37,606	665,027
Norsk Hydro ASA (a)	91,188	250,219
Orkla ASA	54,509	549,923
Schibsted ASA - B Shares (a)	7,443	296,453
Telenor ASA	51,893	866,764
Yara International ASA	14,620	561,177

		5,441,905

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP - Energias de Portugal S.A.	200,996	988,077
Galp Energia SGPS S.A.	37,002	343,034
Jeronimo Martins SGPS S.A.	18,255	293,339

		1,624,450

Russia—0.0%
Evraz plc	37,864	169,151

Singapore—1.0%
Ascendas Real Estate Investment Trust (REIT)	214,604	512,314
CapitaLand Commercial Trust (REIT)	274,938	332,814
CapitaLand Mall Trust (REIT)	248,800	354,235
CapitaLand, Ltd.	231,700	462,935
City Developments, Ltd.	34,000	191,219
DBS Group Holdings, Ltd.	136,467	2,007,128
Genting Singapore, Ltd.	156,500	76,886
Keppel Corp., Ltd.	113,900	373,589
Mapletree Commercial Trust	147,200	210,652
Mapletree Logistics Trust (REIT)	202,600	304,333
Oversea-Chinese Banking Corp., Ltd.	245,864	1,527,433
Singapore Airlines, Ltd.	102,940	263,105
Singapore Exchange, Ltd.	54,400	366,064
Singapore Technologies Engineering, Ltd.	130,000	331,290
Singapore Telecommunications, Ltd.	601,420	938,157
Suntec Real Estate Investment Trust (REIT)	144,600	154,783
United Overseas Bank, Ltd.	89,692	1,259,065
UOL Group, Ltd.	33,000	161,623
Venture Corp., Ltd.	20,500	290,658
Wilmar International, Ltd.	144,000	466,463

		10,584,746

South Africa—0.2%
Anglo American plc	92,903	2,247,738

Spain—2.2%
ACS Actividades de Construccion y Servicios S.A.	20,170	457,074
Aena SME S.A. (a)	5,006	697,413
Amadeus IT Group S.A.	33,453	1,856,825
Banco Bilbao Vizcaya Argentaria S.A.	503,974	1,393,107
Banco Santander S.A. (a)	1,190,995	2,219,155
Bankinter S.A.	48,939	210,600
CaixaBank S.A.	251,522	533,391
Cellnex Telecom S.A.	23,209	1,410,786
Enagas S.A.	21,439	494,013
Endesa S.A.	23,384	625,507
Ferrovial S.A.	35,722	866,740
Grifols S.A.	21,632	623,534
Iberdrola S.A.	437,494	5,385,525
Industria de Diseno Textil S.A	80,249	2,231,521
Mapfre S.A.	74,474	116,633
Naturgy Energy Group S.A.	20,891	418,966
Red Electrica Corp. S.A.	29,209	548,156
Repsol S.A.	121,211	809,733
Siemens Gamesa Renewable Energy S.A.	18,682	503,635
Telefonica S.A. (d)	381,728	1,309,492

		22,711,806

Sweden—3.0%
Alfa Laval AB (a)	27,171	600,071
Assa Abloy AB - Class B	75,756	1,769,381
Atlas Copco AB - A Shares	49,601	2,362,213
Atlas Copco AB - B Shares	28,433	1,185,382
Boliden AB	20,002	595,088
Electrolux AB - Series B	17,118	399,248
Epiroc AB - Class A	49,888	724,566

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Epiroc AB - Class B	28,433	$395,709
EQT AB (d)	17,377	336,529
Essity AB - Class B (a)	44,073	1,490,237
Evolution Gaming Group AB	9,273	613,347
Hennes & Mauritz AB - B Shares	58,973	1,017,866
Hexagon AB - B Shares (a)	20,527	1,552,362
Husqvarna AB - B Shares	25,677	282,910
ICA Gruppen AB (d)	8,404	427,500
Industrivarden AB - C Shares (a)	10,214	272,345
Investment AB Latour - B Shares	10,798	253,326
Investor AB - B Shares	33,792	2,204,946
Kinnevik AB - Class B	17,515	709,462
L E Lundbergforetagen AB - B Shares (a)	6,090	301,439
Lundin Energy AB	16,527	327,561
Nibe Industrier AB - B Shares (a)	22,745	586,607
Sandvik AB (a)	85,226	1,663,599
Securitas AB - B Shares (a)	21,462	328,673
Skandinaviska Enskilda Banken AB - Class A (a)	123,011	1,089,592
Skanska AB - B Shares (a) (d)	24,008	506,183
SKF AB - B Shares	25,976	535,636
Svenska Cellulosa AB SCA - Class B (a)	44,191	606,144
Svenska Handelsbanken AB - A Shares (a)	113,277	951,995
Swedbank AB - A Shares (a)	65,848	1,030,513
Swedish Match AB	12,845	1,048,682
Tele2 AB - B Shares (d)	34,110	481,925
Telefonaktiebolaget LM Ericsson - B Shares	220,757	2,415,254
Telia Co. AB	191,764	789,121
Volvo AB - B Shares (a)	114,140	2,193,673

		32,049,085

Switzerland—10.5%
ABB, Ltd.	133,623	3,395,152
Adecco Group AG	10,992	582,326
Alcon, Inc. (a)	37,164	2,115,233
Baloise Holding AG	3,599	530,740
Banque Cantonale Vaudoise	2,200	223,579
Barry Callebaut AG	211	470,325
Chocoladefabriken Lindt & Spruengli AG	7	624,522
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	81	685,353
Cie Financiere Richemont S.A.	39,454	2,649,276
Clariant AG	13,958	275,110
Coca-Cola HBC AG	13,800	341,773
Credit Suisse Group AG	183,530	1,841,506
EMS-Chemie Holding AG (d)	579	520,819
Ferguson plc	17,055	1,719,270
Geberit AG	2,800	1,663,237
Givaudan S.A.	698	3,015,930
Glencore plc (a)	729,366	1,513,905
Julius Baer Group, Ltd.	17,027	727,700
Kuehne & Nagel International AG	4,135	803,803
LafargeHolcim, Ltd.	38,274	1,749,030
Logitech International S.A.	11,995	930,539
Lonza Group AG	5,629	3,483,369
Nestle S.A.	220,990	26,283,688
Novartis AG	164,878	14,363,976
Partners Group Holding AG	1,413	1,303,459

Switzerland—(Continued)
Roche Holding AG	52,170	17,893,460
Schindler Holding AG	1,428	389,468
Schindler Holding AG (Participation Certificate)	2,909	796,245
SGS S.A.	457	1,228,000
Sika AG	10,422	2,566,783
Sonova Holding AG (a)	4,085	1,038,497
STMicroelectronics NV	48,563	1,484,693
Straumann Holding AG	747	753,412
Swatch Group AG (The)	4,374	196,871
Swatch Group AG (The) - Bearer Shares	2,245	524,257
Swiss Life Holding AG	2,458	931,012
Swiss Prime Site AG	6,316	574,691
Swiss Re AG	22,271	1,652,536
Swisscom AG	1,853	985,388
Temenos AG	4,465	602,791
UBS Group AG	265,255	2,968,631
Vifor Pharma AG	3,649	497,975
Zurich Insurance Group AG	11,308	3,941,473

		110,839,803

United Arab Emirates—0.0%
NMC Health plc (a) (b) (c)	7,569	0

United Kingdom—12.0%
3i Group plc	70,865	911,390
Admiral Group plc	16,009	540,966
Ashtead Group plc	32,603	1,170,354
Associated British Foods plc	28,255	681,923
AstraZeneca plc	97,444	10,626,034
Auto Trader Group plc	75,401	546,448
AVEVA Group plc	4,525	280,323
Aviva plc	288,445	1,062,679
BAE Systems plc	234,240	1,451,643
Barclays plc (a)	1,286,731	1,622,246
Barratt Developments plc	69,622	426,501
Berkeley Group Holdings plc	10,144	552,923
BP plc	1,489,886	4,333,957
British American Tobacco plc	169,089	6,089,100
British Land Co. plc (The) (REIT)	73,348	319,495
BT Group plc	673,357	857,337
Bunzl plc	23,720	766,743
Burberry Group plc	29,504	591,856
CNH Industrial NV (a)	72,572	564,097
Coca-Cola European Partners plc	16,100	624,841
Compass Group plc	131,190	1,973,054
Croda International plc	9,045	731,646
DCC plc	7,008	541,097
Diageo plc	172,334	5,915,064
Direct Line Insurance Group plc	89,919	313,595
Experian plc	68,694	2,575,467
Fiat Chrysler Automobiles NV (a)	78,476	960,894
GlaxoSmithKline plc	371,839	6,978,471
GVC Holdings plc (a)	39,400	496,853
Halma plc	27,211	821,707
Hargreaves Lansdown plc	27,409	550,475
HSBC Holdings plc	1,535,694	5,977,379

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Imperial Brands plc	71,615	$1,264,743
Informa plc (a)	109,833	533,539
InterContinental Hotels Group plc (a)	14,154	744,510
Intertek Group plc	11,659	950,168
J Sainsbury plc	120,106	295,823
JD Sports Fashion plc	30,679	321,678
Johnson Matthey plc	15,590	472,341
Kingfisher plc	151,460	579,952
Land Securities Group plc (REIT)	54,641	368,627
Legal & General Group plc	451,464	1,096,208
Lloyds Banking Group plc (a)	5,138,131	1,746,957
London Stock Exchange Group plc	23,806	2,728,596
M&G plc	186,011	381,427
Melrose Industries plc (a)	351,107	519,017
Mondi plc	35,550	749,588
National Grid plc	265,293	3,059,776
Natwest Group plc (a)	339,485	464,419
Next plc	9,783	751,173
Ocado Group plc (a)	33,748	1,194,915
Pearson plc	66,937	474,299
Persimmon plc	22,805	725,695
Prudential plc	196,719	2,813,841
Reckitt Benckiser Group plc	52,211	5,099,881
RELX plc	146,204	3,242,361
Rentokil Initial plc (a)	132,544	913,933
Rio Tinto plc	82,411	4,981,965
Rolls-Royce Holdings plc (a)	141,224	234,775
RSA Insurance Group plc	74,322	433,167
Sage Group plc (The)	77,930	723,093
Schroders plc	11,502	401,618
Segro plc (REIT)	89,299	1,075,510
Severn Trent plc	17,094	538,501
Smith & Nephew plc	66,190	1,292,252
Smiths Group plc	33,181	584,458
Spirax-Sarco Engineering plc	5,277	751,683
SSE plc	77,940	1,215,727
St. James’s Place plc	38,927	466,016
Standard Chartered plc (a)	211,195	970,078
Standard Life Aberdeen plc	163,097	475,742
Taylor Wimpey plc	226,749	316,121
Tesco plc	718,667	1,974,029
Unilever NV	107,934	6,517,116
Unilever plc	85,931	5,304,943
United Utilities Group plc	48,927	542,060
Vodafone Group plc	1,927,282	2,561,743
Whitbread plc (a)	13,755	375,885
WM Morrison Supermarkets plc	166,578	366,362
WPP plc	93,040	727,999

		126,180,868

United States—0.1%
International Flavors & Fragrances, Inc.	1	53
Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
QIAGEN NV (a)	18,195	945,169

		945,222

Total Common Stocks (Cost $885,705,828)		1,011,606,265

Mutual Fund—1.3%

United States—1.3%
iShares MSCI EAFE ETF (e) (Cost $14,185,968)	218,000	13,875,700

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	196,244
FUCHS Petrolub SE	4,900	249,232
Henkel AG & Co. KGaA	12,972	1,358,543
Porsche Automobil Holding SE (a)	11,105	663,134
Sartorius AG	2,589	1,063,727
Volkswagen AG (a)	13,671	2,200,567

Total Preferred Stocks (Cost $4,475,480)		5,731,447

Short-Term Investment—1.7%

U.S. Treasury—1.7%
U.S. Treasury Bill 0.069%, 10/29/20 (f)	17,900,000	17,898,643

Total Short-Term Investments (Cost $17,899,019)		17,898,643

Securities Lending Reinvestments (g)—1.6%

Repurchase Agreements—1.3%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,000,010; collateralized by various Common Stock with an aggregate market value of $2,222,547.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,700,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $700,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $714,000.	700,000	700,000

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,194,338; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,238,221.	2,194,334	$2,194,334
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,900,017; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $3,215,143.	2,900,000	2,900,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,200,007; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,500,015; collateralized by various Common Stock with an aggregate market value of $2,778,847.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $200,009; collateralized by various Common Stock with an aggregate market value of $222,308.	200,000	200,000

		13,594,334

Mutual Funds—0.3%
Fidelity Government Portfolio, Institutional Class 0.030% (h)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (h)	2,000,000	2,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (h)	400,000	400,000

		3,000,000

Total Securities Lending Reinvestments (Cost $16,594,334)		16,594,334

Total Investments—101.1% (Cost $938,860,629)		1,065,706,389
Other assets and liabilities (net)—(1.1)%		(11,605,718)

Net Assets—100.0%		$1,054,100,671

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $20,074,327 and the collateral received consisted of cash in the amount of $16,594,334 and non-cash collateral with a value of $4,123,952. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $5,092,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Ten Largest Industries as of September 30, 2020 (Unaudited)	% of Net Assets
Pharmaceuticals	9.2
Banks	6.6
Insurance	4.6
Food Products	3.8
Chemicals	3.7
Machinery	3.1
Automobiles	2.8
Textiles, Apparel & Luxury Goods	2.7
Metals & Mining	2.7
Capital Markets	2.7

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	12/18/20	187	USD	17,327,420	$(129,597)

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,445,805	$67,184,911	$0	$69,630,716
Austria	—	1,543,654	—	1,543,654
Belgium	—	8,926,238	—	8,926,238
Chile	—	356,096	—	356,096
China	830,676	4,742,891	—	5,573,567
Denmark	—	25,830,482	—	25,830,482
Finland	—	12,466,371	—	12,466,371
France	—	105,349,925	—	105,349,925
Germany	766,272	90,553,432	—	91,319,704
Hong Kong	344,655	30,331,033	—	30,675,688
Ireland	196,482	7,938,907	—	8,135,389
Israel	3,198,413	2,843,745	—	6,042,158
Italy	—	20,514,546	—	20,514,546
Japan	316,227	263,484,271	—	263,800,498
Jordan	—	527,117	—	527,117
Luxembourg	—	1,903,267	—	1,903,267
Macau	—	1,013,067	—	1,013,067
Netherlands	—	42,057,325	—	42,057,325
New Zealand	—	3,145,683	—	3,145,683
Norway	—	5,441,905	—	5,441,905
Portugal	—	1,624,450	0	1,624,450
Russia	—	169,151	—	169,151
Singapore	—	10,584,746	—	10,584,746
South Africa	—	2,247,738	—	2,247,738
Spain	—	22,711,806	—	22,711,806
Sweden	—	32,049,085	—	32,049,085
Switzerland	—	110,839,803	—	110,839,803
United Arab Emirates	—	—	0	0
United Kingdom	624,841	125,556,027	—	126,180,868

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
United States	$—	$945,222	$—	$945,222
Total Common Stocks	8,723,371	1,002,882,894	0	1,011,606,265
Total Mutual Fund*	13,875,700	—	—	13,875,700
Total Preferred Stocks*	—	5,731,447	—	5,731,447
Total Short-Term Investment*	—	17,898,643	—	17,898,643
Securities Lending Reinvestments
Repurchase Agreements	—	13,594,334	—	13,594,334
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	13,594,334	—	16,594,334
Total Investments	$25,599,071	$1,040,107,318	$0	$1,065,706,389

Collateral for Securities Loaned (Liability)	$—	$(16,594,334)	$—	$(16,594,334)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(129,597)	$—	$—	$(129,597)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $177,705 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-197

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
AAR Corp.	13,862	$260,606
Aerojet Rocketdyne Holdings, Inc. (a)	31,677	1,263,596
Aerovironment, Inc. (a) (b)	9,628	577,776
Cubic Corp. (b)	13,660	794,602
Ducommun, Inc. (a) (b)	4,992	164,337
Kaman Corp.	12,375	482,254
Kratos Defense & Security Solutions, Inc. (a) (b)	50,987	983,029
Maxar Technologies, Inc. (b)	24,610	613,773
Moog, Inc. - Class A	13,220	839,867
National Presto Industries, Inc.	2,572	210,544
PAE, Inc. (a)	19,768	168,028
Park Aerospace Corp.	10,569	115,413
Parsons Corp. (a) (b)	10,160	340,766
Triumph Group, Inc. (b)	22,400	145,824
Vectrus, Inc. (a)	5,647	214,586

		7,175,001

Air Freight & Logistics—0.4%
Air Transport Services Group, Inc. (a)	26,334	659,930
Atlas Air Worldwide Holdings, Inc. (a) (b)	11,593	706,014
Echo Global Logistics, Inc. (a)	13,053	336,376
Forward Air Corp.	12,353	708,815
Hub Group, Inc. - Class A (a)	13,920	698,714
Radiant Logistics, Inc. (a)	18,690	96,067

		3,205,916

Airlines—0.3%
Allegiant Travel Co. (b)	5,532	662,734
Hawaiian Holdings, Inc. (b)	18,895	243,556
SkyWest, Inc.	20,530	613,026
Spirit Airlines, Inc. (a) (b)	38,554	620,719

		2,140,035

Auto Components—1.2%
Adient plc (a)	39,298	681,034
American Axle & Manufacturing Holdings, Inc. (a)	37,138	214,286
Cooper Tire & Rubber Co. (b)	22,320	707,544
Cooper-Standard Holdings, Inc. (a) (b)	7,930	104,755
Dana, Inc.	60,349	743,500
Dorman Products, Inc. (a) (b)	10,850	980,623
Fox Factory Holding Corp. (a) (b)	17,358	1,290,220
Gentherm, Inc. (a) (b)	13,143	537,549
Goodyear Tire & Rubber Co. (The)	92,916	712,666
LCI Industries	9,957	1,058,330
Modine Manufacturing Co. (a)	9,218	57,612
Motorcar Parts of America, Inc. (a) (b)	8,000	124,480
Standard Motor Products, Inc.	9,638	430,337
Stoneridge, Inc. (a)	10,678	196,155
Tenneco, Inc. - Class A (a) (b)	22,605	156,879
Visteon Corp. (a)	11,113	769,242
Workhorse Group, Inc. (a) (b)	39,587	1,000,759
XPEL, Inc. (a)	9,125	237,980

		10,003,951

Automobiles—0.1%
Winnebago Industries, Inc.	13,793	712,684

Banks—6.8%
1st Source Corp.	7,814	240,984
Allegiance Bancshares, Inc. (b)	9,094	212,527
Altabancorp	7,011	141,061
Amerant Bancorp, Inc. (a) (b)	12,722	118,442
American National Bankshares, Inc.	4,311	90,186
Ameris Bancorp	29,870	680,439
Arrow Financial Corp.	6,744	169,218
Atlantic Capital Bancshares, Inc. (a)	10,440	118,494
Atlantic Union Bankshares Corp.	33,326	712,177
Banc of California, Inc. (b)	18,620	188,434
BancFirst Corp.	8,433	344,404
Bancorp, Inc. (The) (a)	22,607	195,324
BancorpSouth Bank (b)	42,752	828,534
Bank First Corp. (b)	2,663	156,318
Bank of Marin Bancorp	6,398	185,286
Bank of NT Butterfield & Son, Ltd. (The)	23,174	516,317
BankUnited, Inc.	41,124	901,027
Banner Corp.	14,153	456,576
Bar Harbor Bankshares (b)	7,342	150,878
Berkshire Hills Bancorp, Inc.	21,074	213,058
Boston Private Financial Holdings, Inc.	21,842	120,568
Bridge Bancorp, Inc.	8,870	154,604
Brookline Bancorp, Inc.	26,891	232,473
Bryn Mawr Bank Corp.	9,382	233,330
Business First Bancshares, Inc.	9,672	145,080
Byline Bancorp, Inc.	11,156	125,840
Cadence Bancorp (b)	46,075	395,784
Cambridge Bancorp	2,648	140,768
Camden National Corp.	8,459	255,673
Capital City Bank Group, Inc.	5,769	108,400
Cathay General Bancorp	33,662	729,792
CBTX, Inc.	8,948	146,210
Central Pacific Financial Corp.	11,636	157,901
CIT Group, Inc.	44,045	780,037
Citizens & Northern Corp.	6,716	109,068
City Holding Co. (b)	7,242	417,212
CNB Financial Corp.	6,782	100,848
Columbia Banking System, Inc. (b)	29,851	711,946
Community Bank System, Inc. (b)	22,219	1,210,047
Community Trust Bancorp, Inc.	7,150	202,059
ConnectOne Bancorp, Inc.	19,071	268,329
CrossFirst Bankshares, Inc. (a) (b)	21,534	187,130
Customers Bancorp, Inc. (a) (b)	13,560	151,872
CVB Financial Corp.	58,337	970,144
Dime Community Bancshares, Inc.	15,501	175,316
Eagle Bancorp, Inc.	15,143	405,681
Enterprise Financial Services Corp.	10,782	294,025
Equity Bancshares, Inc. - Class A (a)	7,293	113,042
Farmers & Merchants Bancorp, Inc.	4,006	80,160
Farmers National Banc Corp.	13,414	146,481
FB Financial Corp.	12,729	319,752
Financial Institutions, Inc.	6,461	99,499
First Bancorp	12,826	268,448

BHFTII-198

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
First BanCorp. (Puerto Rico)	78,626	$410,428
First Bancshares, Inc. (The)	10,042	210,581
First Busey Corp.	23,513	373,622
First Commonwealth Financial Corp.	44,099	341,326
First Community Bancshares, Inc.	8,470	152,883
First Financial Bancorp	43,646	523,970
First Financial Bankshares, Inc. (b)	54,391	1,518,053
First Financial Corp.	5,707	179,200
First Foundation, Inc.	17,720	231,600
First Interstate BancSystem, Inc. - Class A	19,271	613,781
First Merchants Corp.	23,954	554,775
First Mid Bancshares, Inc.	8,725	217,689
First Midwest Bancorp, Inc.	51,433	554,448
First of Long Island Corp. (The)	9,924	146,974
Flushing Financial Corp.	13,422	141,199
Fulton Financial Corp.	67,178	626,771
German American Bancorp, Inc.	10,821	293,682
Glacier Bancorp, Inc.	39,800	1,275,590
Great Southern Bancorp, Inc.	4,991	180,774
Great Western Bancorp, Inc.	27,651	344,255
Hancock Whitney Corp.	38,128	717,188
Hanmi Financial Corp.	15,681	128,741
HarborOne Bancrop, Inc. (a) (b)	25,730	207,641
Heartland Financial USA, Inc.	14,820	444,526
Heritage Commerce Corp.	24,561	163,453
Heritage Financial Corp. (b)	15,777	290,139
Hilltop Holdings, Inc.	31,059	639,194
Home BancShares, Inc. (b)	68,087	1,032,199
HomeTrust Bancshares, Inc.	8,531	115,851
Hope Bancorp, Inc.	42,325	321,035
Horizon Bancorp	25,810	260,423
Independent Bank Corp.	11,863	149,118
Independent Bank Corp./Rockland Trust	14,251	746,467
Independent Bank Group, Inc.	15,965	705,334
International Bancshares Corp.	24,957	650,379
Investors Bancorp, Inc.	92,053	668,305
Lakeland Bancorp, Inc.	26,890	267,555
Lakeland Financial Corp.	11,384	469,021
Live Oak Bancshares, Inc. (b)	13,814	349,909
Mercantile Bank Corp.	7,713	138,988
Metrocity Bankshares, Inc.	9,210	121,296
Metropolitan Bank Holding Corp. (a)	3,798	106,344
Midland States Bancorp, Inc. (b)	10,034	128,937
MidWestOne Financial Group, Inc.	9,877	176,502
National Bank Holdings Corp. - Class A	12,889	338,336
NBT Bancorp, Inc.	18,936	507,864
Nicolet Bankshares, Inc. (a)	4,200	229,362
OceanFirst Financial Corp.	29,649	405,895
OFG Bancorp	22,996	286,530
Old National Bancorp	71,341	896,043
Old Second Bancorp, Inc.	14,296	107,149
Origin Bancorp, Inc. (b)	9,357	199,866
Pacific Premier Bancorp, Inc.	35,999	725,020
Park National Corp. (b)	6,577	539,051
Peapack Gladstone Financial Corp.	8,311	125,912
Peoples Bancorp, Inc.	8,443	161,177
Peoples Financial Services Corp.	3,673	127,673

Banks—(Continued)
Preferred Bank (b)	6,573	211,125
QCR Holdings, Inc.	8,339	228,572
Red River Bancshares, Inc. (b)	2,422	104,146
Reliant Bancorp, Inc.	8,069	117,001
Renasant Corp.	24,665	560,389
Republic Bancorp, Inc. - Class A	4,745	133,619
S&T Bancorp, Inc.	18,575	328,592
Sandy Spring Bancorp, Inc.	21,001	484,703
Seacoast Banking Corp. of Florida (a)	23,627	425,995
ServisFirst Bancshares, Inc. (b)	21,038	715,923
Sierra Bancorp	5,841	98,070
Silvergate Capital Corp. - Class A (a)	8,281	119,246
Simmons First National Corp. - Class A (b)	48,550	769,760
South State Corp.	29,499	1,420,377
Southside Bancshares, Inc. (b)	14,418	352,232
Stock Yards Bancorp, Inc. (b)	10,488	357,012
Texas Capital Bancshares, Inc. (a)	22,772	708,892
Tompkins Financial Corp.	6,467	367,390
Towne Bank	30,317	497,199
TriCo Bancshares	11,734	287,366
TriState Capital Holdings, Inc. (a)	11,422	151,227
Triumph Bancorp, Inc. (a)	11,267	350,854
Trustmark Corp.	28,210	603,976
UMB Financial Corp.	19,210	941,482
United Bankshares, Inc.	54,239	1,164,511
United Community Banks, Inc.	34,521	584,441
Univest Financial Corp.	12,133	174,351
Valley National Bancorp	164,444	1,126,441
Veritex Holdings, Inc. (b)	23,827	405,774
Washington Trust Bancorp, Inc.	6,931	212,504
WesBanco, Inc.	30,306	647,336
West Bancorp, Inc. (b)	8,036	127,290
Westamerica Bancorp	11,514	625,786

		54,520,809

Beverages—0.3%
Celsius Holdings, Inc. (a) (b)	16,339	371,059
Coca-Cola Consolidated, Inc.	2,130	512,648
MGP Ingredients, Inc. (b)	6,119	243,169
National Beverage Corp. (a) (b)	4,904	333,521
Primo Water Corp.	64,250	912,350

		2,372,747

Biotechnology—10.7%
Adverum Biotechnologies, Inc. (a) (b)	37,616	387,445
Aeglea BioTherapeutics, Inc. (a)	20,131	142,729
Affimed NV (a)	12,051	40,853
Agenus, Inc. (a) (b)	64,652	258,608
Aimmune Therapeutics, Inc. (a) (b)	20,346	700,920
Akcea Therapeutics, Inc. (a)	7,945	144,122
Akebia Therapeutics, Inc. (a)	28,297	71,025
Akero Therapeutics, Inc. (a)	5,589	172,085
Akouos, Inc. (a) (b)	6,677	152,703
Albireo Pharma, Inc. (a)	6,398	213,501
Alector, Inc. (a) (b)	20,814	219,275
Allakos, Inc. (a) (b)	10,839	882,837

BHFTII-199

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Allogene Therapeutics, Inc. (a) (b)	22,907	$863,823
Allovir, Inc. (a)	8,022	220,605
ALX Oncology Holdings, Inc. (a) (b)	4,371	164,962
Amicus Therapeutics, Inc. (a) (b)	112,681	1,591,056
AnaptysBio, Inc. (a)	11,271	166,247
Anavex Life Sciences Corp. (a)	4,719	21,471
Anika Therapeutics, Inc. (a) (b)	7,087	250,809
Annexon, Inc. (a)	6,834	206,592
Apellis Pharmaceuticals, Inc. (a) (b)	26,751	807,078
Applied Molecular Transport, Inc. (a) (b)	5,614	178,637
Applied Therapeutics, Inc. (a) (b)	6,292	130,622
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,084	303,904
Arcus Biosciences, Inc. (a)	18,398	315,342
Arcutis Biotherapeutics, Inc. (a) (b)	8,244	241,549
Ardelyx, Inc. (a) (b)	34,441	180,815
Arena Pharmaceuticals, Inc. (a)	24,414	1,825,923
Arrowhead Pharmaceuticals, Inc. (a) (b)	42,075	1,811,749
Assembly Biosciences, Inc. (a) (b)	13,044	214,443
Atara Biotherapeutics, Inc. (a) (b)	29,753	385,599
Athenex, Inc. (a) (b)	31,132	376,697
Athersys, Inc. (a) (b)	39,053	76,153
Atreca, Inc. - Class A (a) (b)	12,320	172,110
Avid Bioservices, Inc. (a) (b)	19,503	148,613
Avidity Biosciences, Inc. (a)	7,396	208,197
Avrobio, Inc. (a) (b)	14,386	187,306
Beam Therapeutics, Inc. (a) (b)	15,372	378,459
Beyondspring, Inc. (a)	7,433	98,933
BioCryst Pharmaceuticals, Inc. (a) (b)	70,081	240,728
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	20,816	1,353,248
BioSpecifics Technologies Corp. (a)	3,035	160,339
Bioxcel Therapeutics, Inc. (a) (b)	4,924	213,505
Black Diamond Therapeutics, Inc. (a) (b)	8,148	246,314
Blueprint Medicines Corp. (a)	23,878	2,213,491
BrainStorm Cell Therapeutics, Inc. (a) (b)	13,159	222,650
Bridgebio Pharma, Inc. (a) (b)	32,098	1,204,317
Calithera Biosciences, Inc. (a) (b)	3,484	12,020
CareDx, Inc. (a)	20,468	776,556
Castle Biosciences, Inc. (a) (b)	4,608	237,082
Catalyst Pharmaceuticals, Inc. (a) (b)	19,806	58,824
CEL-SCI Corp. (a) (b)	14,591	186,035
Cellular Biomedicine Group, Inc. (a) (b)	6,205	113,800
ChemoCentryx, Inc. (a)	20,952	1,148,170
Clovis Oncology, Inc. (a) (b)	33,976	198,080
Coherus Biosciences, Inc. (a) (b)	28,406	520,966
Concert Pharmaceuticals, Inc. (a)	13,379	131,382
Constellation Pharmaceuticals, Inc. (a) (b)	12,376	250,738
Cortexyme, Inc. (a) (b)	7,212	360,600
Crinetics Pharmaceuticals, Inc. (a)	12,732	199,510
Cue Biopharma, Inc. (a)	12,823	192,986
Cytokinetics, Inc. (a) (b)	28,455	616,051
CytomX Therapeutics, Inc. (a)	15,026	99,923
Deciphera Pharmaceuticals, Inc. (a)	16,598	851,477
Denali Therapeutics, Inc. (a) (b)	28,112	1,007,253
Dicerna Pharmaceuticals, Inc. (a)	29,035	522,340
Dynavax Technologies Corp. (a) (b)	41,452	179,073
Eagle Pharmaceuticals, Inc. (a)	4,988	211,890
Editas Medicine, Inc. (a) (b)	26,669	748,332

Biotechnology—(Continued)
Eidos Therapeutics, Inc. (a) (b)	5,576	281,755
Eiger BioPharmaceuticals, Inc. (a)	12,070	98,250
Emergent BioSolutions, Inc. (a)	18,714	1,933,718
Enanta Pharmaceuticals, Inc. (a)	8,294	379,699
Epizyme, Inc. (a) (b)	39,970	476,842
Esperion Therapeutics, Inc. (a) (b)	12,686	471,539
Fate Therapeutics, Inc. (a) (b)	30,259	1,209,452
FibroGen, Inc. (a) (b)	36,636	1,506,472
Flexion Therapeutics, Inc. (a) (b)	19,855	206,691
Forma Therapeutics Holdings, Inc. (a)	7,034	350,575
Fortress Biotech, Inc. (a) (b)	30,568	123,495
Frequency Therapeutics, Inc. (a) (b)	13,005	249,826
G1 Therapeutics, Inc. (a) (b)	15,694	181,266
Generation Bio Co. (a) (b)	5,605	173,251
Geron Corp. (a) (b)	130,205	226,557
Gossamer Bio, Inc. (a) (b)	22,998	285,405
Halozyme Therapeutics, Inc. (a) (b)	59,909	1,574,408
Heron Therapeutics, Inc. (a) (b)	39,074	579,077
Homology Medicines, Inc. (a) (b)	15,919	170,333
IGM Biosciences, Inc. (a)	3,333	246,009
ImmunoGen, Inc. (a)	56,001	201,604
Immunovant, Inc. (a)	15,007	528,096
Inovio Pharmaceuticals, Inc. (a) (b)	66,321	769,324
Insmed, Inc. (a)	44,796	1,439,743
Intellia Therapeutics, Inc. (a) (b)	19,943	396,467
Intercept Pharmaceuticals, Inc. (a) (b)	11,215	464,974
Invitae Corp. (a) (b)	48,391	2,097,750
Ironwood Pharmaceuticals, Inc. (a) (b)	69,963	629,317
iTeos Therapeutics, Inc. (a)	4,963	122,437
IVERIC bio, Inc. (a)	36,770	207,383
Kadmon Holdings, Inc. (a) (b)	73,735	289,041
Karuna Therapeutics, Inc. (a) (b)	6,914	534,590
Karyopharm Therapeutics, Inc. (a)	31,483	459,652
Keros Therapeutics, Inc. (a) (b)	3,810	146,952
Kiniksa Pharmaceuticals, Ltd. - Class A (a) (b)	12,290	188,283
Kodiak Sciences, Inc. (a) (b)	12,892	763,335
Krystal Biotech, Inc. (a) (b)	5,633	242,501
Kura Oncology, Inc. (a) (b)	24,108	738,669
Ligand Pharmaceuticals, Inc. (a) (b)	6,448	614,623
MacroGenics, Inc. (a)	22,474	566,120
Madrigal Pharmaceuticals, Inc. (a) (b)	3,687	437,757
MannKind Corp. (a) (b)	47,238	88,807
MediciNova, Inc. (a) (b)	21,034	110,218
MEI Pharma, Inc. (a) (b)	22,169	69,167
MeiraGTx Holdings plc (a) (b)	10,217	135,273
Mersana Therapeutics, Inc. (a) (b)	22,916	426,696
Mirati Therapeutics, Inc. (a) (b)	15,632	2,595,694
Molecular Templates, Inc. (a) (b)	9,741	106,372
Momenta Pharmaceuticals, Inc. (a)	49,282	2,586,319
Morphic Holding, Inc. (a) (b)	6,630	181,264
Myriad Genetics, Inc. (a)	31,814	414,855
NantKwest, Inc. (a) (b)	14,151	98,137
Natera, Inc. (a)	30,787	2,224,053
Neoleukin Therapeutics, Inc. (a) (b)	14,781	177,372
Nkarta, Inc. (a)	7,243	217,725
Novavax, Inc. (a) (b)	25,623	2,776,252
Nurix Therapeutics, Inc. (a) (b)	5,089	177,657

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Opko Health, Inc. (a) (b)	143,836	$530,755
Ovid therapeutics, Inc. (a) (b)	20,939	120,190
Passage Bio, Inc. (a) (b)	6,812	89,305
PDL BioPharma, Inc. (a) (b)	25,529	80,416
Precigen, Inc. (a) (b)	14,740	51,590
Precision BioSciences, Inc. (a)	27,220	167,675
Protagonist Therapeutics, Inc. (a) (b)	13,524	264,394
Prothena Corp. plc (a) (b)	18,324	183,057
PTC Therapeutics, Inc. (a)	27,266	1,274,685
Puma Biotechnology, Inc. (a) (b)	13,791	139,151
Radius Health, Inc. (a) (b)	20,884	236,825
Rapt Therapeutics, Inc. (a)	5,341	171,980
REGENXBIO, Inc. (a) (b)	15,197	418,221
Relay Therapeutics, Inc. (a) (b)	13,730	584,761
Replimune Group, Inc. (a)	9,865	227,092
Retrophin, Inc. (a)	21,324	393,641
REVOLUTION Medicines, Inc. (a) (b)	16,657	579,664
Rhythm Pharmaceuticals, Inc. (a)	15,372	333,111
Rigel Pharmaceuticals, Inc. (a)	47,087	113,009
Rocket Pharmaceuticals, Inc. (a)	14,674	335,448
Sangamo Therapeutics, Inc. (a) (b)	52,928	500,170
Scholar Rock Holding Corp. (a) (b)	10,772	190,557
Seres Therapeutics, Inc. (a)	22,776	644,789
Sorrento Therapeutics, Inc. (a) (b)	93,948	1,047,520
Spectrum Pharmaceuticals, Inc. (a)	64,264	262,197
SpringWorks Therapeutics, Inc. (a) (b)	9,640	459,539
Stoke Therapeutics, Inc. (a)	7,812	261,624
Sutro Biopharma, Inc. (a)	12,583	126,459
Syndax Pharmaceuticals, Inc. (a)	11,215	165,533
Syros Pharmaceuticals, Inc. (a)	17,288	152,826
TCR2 Therapeutics, Inc. (a)	11,591	235,529
TG Therapeutics, Inc. (a) (b)	46,863	1,254,054
Translate Bio, Inc. (a)	29,648	403,509
Turning Point Therapeutics, Inc. (a)	14,403	1,258,246
Twist Bioscience Corp. (a) (b)	13,445	1,021,417
Ultragenyx Pharmaceutical, Inc. (a) (b)	23,888	1,963,355
UroGen Pharma, Ltd. (a) (b)	9,990	192,707
Vanda Pharmaceuticals, Inc. (a)	24,336	235,086
Vaxart, Inc. (a) (b)	22,282	148,175
Vaxcyte, Inc. (a) (b)	7,862	388,226
VBI Vaccines, Inc. (a) (b)	55,127	157,663
Veracyte, Inc. (a) (b)	24,376	791,976
Verastem, Inc. (a) (b)	15,992	19,350
Vericel Corp. (a)	18,632	345,251
Viela Bio, Inc. (a)	9,054	254,236
Viking Therapeutics, Inc. (a) (b)	28,602	166,464
Vir Biotechnology, Inc. (a) (b)	22,856	784,646
Voyager Therapeutics, Inc. (a)	10,649	113,625
XBiotech, Inc. (a) (b)	6,623	126,433
Xencor, Inc. (a)	24,709	958,462
Y-mAbs Therapeutics, Inc. (a) (b)	13,415	515,002
Zentalis Pharmaceuticals, Inc. (a) (b)	5,077	165,967
ZIOPHARM Oncology, Inc. (a) (b)	66,514	167,615

		86,113,754

Building Products—1.7%
AAON, Inc. (b)	17,913	1,079,258
Advanced Drainage Systems, Inc.	23,215	1,449,545
American Woodmark Corp. (a)	7,434	583,866
Apogee Enterprises, Inc.	11,475	245,221
Builders FirstSource, Inc. (a) (b)	47,744	1,557,409
Caesarstone, Ltd.	11,687	114,533
Cornerstone Building Brands, Inc. (a)	19,586	156,296
CSW Industrials, Inc.	5,399	417,073
Gibraltar Industries, Inc. (a)	13,738	894,893
Griffon Corp. (b)	18,339	358,344
Insteel Industries, Inc.	9,004	168,375
JELD-WEN Holding, Inc. (a)	30,479	688,825
Masonite International Corp. (a)	10,341	1,017,555
Patrick Industries, Inc.	9,431	542,471
PGT Innovations, Inc. (a)	25,605	448,600
Quanex Building Products Corp.	12,585	232,067
Resideo Technologies, Inc. (a)	47,918	527,098
Simpson Manufacturing Co., Inc.	18,524	1,799,792
UFP Industries, Inc.	25,733	1,454,172

		13,735,393

Capital Markets—1.5%
Artisan Partners Asset Management, Inc. - Class A	23,716	924,687
Assetmark Financial Holdings, Inc. (a)	9,605	208,813
B. Riley Financial, Inc.	10,620	266,137
BGC Partners, Inc. - Class A	104,908	251,779
Blucora, Inc. (a)	20,338	191,584
Brightsphere Investment Group, Inc. (b)	28,383	366,141
Cohen & Steers, Inc.	10,982	612,137
Cowen, Inc. - Class A (b)	13,196	214,699
Diamond Hill Investment Group, Inc. (b)	1,546	195,291
Donnelley Financial Solutions, Inc. (a)	16,100	215,096
Federated Hermes, Inc.	42,304	909,959
Focus Financial Partners, Inc. - Class A (a)	13,966	457,945
Hamilton Lane, Inc. - Class A	12,881	831,984
Houlihan Lokey, Inc.	21,649	1,278,373
Moelis & Co. - Class A (b)	23,735	834,048
Oppenheimer Holdings, Inc. - Class A	4,905	109,480
Piper Sandler Cos.	7,980	582,540
PJT Partners, Inc. - Class A	10,648	645,375
Sculptor Capital Management, Inc.	7,985	93,744
Stifel Financial Corp.	28,958	1,464,116
Stonex Group, Inc. (a) (b)	7,668	392,295
Virtus Investment Partners, Inc.	3,239	449,087
Waddell & Reed Financial, Inc. - Class A (b)	28,810	427,828
WisdomTree Investments, Inc.	34,418	110,138

		12,033,276

Chemicals—1.6%
AdvanSix, Inc. (a)	10,869	139,993
American Vanguard Corp.	14,887	195,615
Amyris, Inc. (a) (b)	3,252	9,496
Avient Corp.	40,136	1,061,999
Balchem Corp.	13,056	1,274,657
Chase Corp.	3,533	337,048

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Ferro Corp. (a)	33,918	$420,583
FutureFuel Corp.	10,195	115,917
GCP Applied Technologies, Inc. (a)	20,533	430,166
Hawkins, Inc.	4,778	220,266
HB Fuller Co.	20,913	957,397
Ingevity Corp. (a)	18,263	902,923
Innospec, Inc.	10,583	670,116
Koppers Holdings, Inc. (a)	8,316	173,888
Kraton Corp. (a)	14,021	249,854
Kronos Worldwide, Inc. (b)	11,199	144,019
Livent Corp. (a) (b)	63,109	566,088
Minerals Technologies, Inc.	13,688	699,457
Orion Engineered Carbons S.A.	26,715	334,205
PQ Group Holdings, Inc. (a)	14,525	149,026
Quaker Chemical Corp. (b)	5,722	1,028,301
Rayonier Advanced Materials, Inc. (a)	27,799	88,957
Sensient Technologies Corp. (b)	18,473	1,066,631
Stepan Co.	8,757	954,513
Tredegar Corp.	13,367	198,767
Trinseo S.A.	17,985	461,135
Tronox Holding plc - Class A (a)	34,120	268,524

		13,119,541

Commercial Services & Supplies—2.1%
ABM Industries, Inc.	27,331	1,001,954
ACCO Brands Corp.	28,683	166,361
Advanced Disposal Services, Inc. (a) (b)	32,858	993,297
Brady Corp. - Class A	21,086	843,862
BrightView Holdings, Inc. (a)	18,084	206,158
Brink’s Co. (The) (b)	20,625	847,481
Casella Waste Systems, Inc. - Class A (a)	19,971	1,115,380
Ceco Environmental Corp. (a)	4,215	30,727
Cimpress plc (a) (b)	7,368	553,779
Covanta Holding Corp.	48,325	374,519
Deluxe Corp.	16,978	436,844
Ennis, Inc.	13,814	240,916
Harsco Corp. (a)	33,815	470,367
Healthcare Services Group, Inc. (b)	32,315	695,742
Heritage-Crystal Clean, Inc. (a)	7,474	99,778
Herman Miller, Inc.	26,222	790,856
HNI Corp.	18,317	574,787
Interface, Inc.	15,427	94,413
KAR Auction Services, Inc.	57,463	827,467
Kimball International, Inc. - Class B	16,738	176,419
Knoll, Inc.	22,127	266,852
Matthews International Corp. - Class A	14,349	320,844
McGrath RentCorp	10,515	626,589
Montrose Environmental Group, Inc. (a)	5,147	122,602
Pitney Bowes, Inc. (b)	59,521	316,056
SP Plus Corp. (a)	10,567	189,678
Steelcase, Inc. - Class A	31,955	323,065
Tetra Tech, Inc.	22,503	2,149,036
U.S. Ecology, Inc. (b)	14,012	457,772
UniFirst Corp.	6,106	1,156,293
Viad Corp. (b)	8,932	186,054
VSE Corp.	4,405	134,969

		16,790,917

Communications Equipment—0.8%
Acacia Communications, Inc. (a)	15,833	1,067,144
ADTRAN, Inc.	21,158	216,975
Applied Optoelectronics, Inc. (a) (b)	9,252	104,085
CalAmp Corp. (a) (b)	14,239	102,378
Calix, Inc. (a)	21,486	382,021
Clearfield, Inc. (a)	5,119	103,250
Comtech Telecommunications Corp. (b)	11,475	160,650
Digi International, Inc. (a) (b)	12,500	195,375
Extreme Networks, Inc. (a)	29,020	116,660
Harmonic, Inc. (a)	38,803	216,521
Infinera Corp. (a) (b)	66,404	409,049
Inseego Corp. (a) (b)	30,806	317,918
InterDigital, Inc. (b)	13,238	755,360
NETGEAR, Inc. (a) (b)	13,343	411,231
NetScout Systems, Inc. (a)	30,148	658,131
Plantronics, Inc. (b)	14,059	166,459
Ribbon Communications, Inc. (a)	7,550	29,219
Viavi Solutions, Inc. (a)	92,864	1,089,295

		6,501,721

Construction & Engineering—1.3%
Aegion Corp. (a)	15,075	213,010
Ameresco, Inc. - Class A (a)	11,403	380,860
API Group Corp. (a) (b)	63,464	903,093
Arcosa, Inc.	19,396	855,170
Argan, Inc. (b)	6,140	257,327
Comfort Systems USA, Inc.	16,008	824,572
Construction Partners, Inc. - Class A (a) (b)	11,691	212,776
Dycom Industries, Inc. (a) (b)	13,476	711,802
EMCOR Group, Inc.	22,742	1,539,861
Fluor Corp.	53,188	468,586
Granite Construction, Inc. (b)	20,910	368,225
Great Lakes Dredge & Dock Corp. (a) (b)	27,775	264,140
IES Holdings, Inc. (a)	3,768	119,709
MasTec, Inc. (a) (b)	23,360	985,792
MYR Group, Inc. (a)	6,874	255,575
Northwest Pipe Co. (a)	4,538	120,076
NV5 Global, Inc. (a) (b)	4,636	244,642
Primoris Services Corp.	21,802	393,308
Sterling Construction Co., Inc. (a)	13,246	187,563
Tutor Perini Corp. (a) (b)	19,192	213,607
WillScot Mobile Mini Holdings Corp. (a)	67,211	1,121,080

		10,640,774

Construction Materials—0.1%
Forterra, Inc. (a)	8,925	105,493
Summit Materials, Inc. - Class A (a) (b)	49,570	819,888
U.S. Concrete, Inc. (a) (b)	7,217	209,582

		1,134,963

Consumer Finance—0.7%
Encore Capital Group, Inc. (a) (b)	14,109	544,466
Enova International, Inc. (a)	15,391	252,258
EZCORP, Inc. - Class A (a)	7,814	39,304
FirstCash, Inc.	17,850	1,021,199

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
Green Dot Corp. - Class A (a)	20,901	$1,057,800
LendingClub Corp. (a)	29,536	139,115
Navient Corp. (b)	76,095	643,003
Nelnet, Inc. - Class A	7,521	453,140
Oportun Financial Corp. (a) (b)	10,066	118,678
PRA Group, Inc. (a)	19,436	776,468
World Acceptance Corp. (a) (b)	1,945	205,295

		5,250,726

Containers & Packaging—0.2%
Greif, Inc. - Class A	12,112	438,576
Greif, Inc. - Class B	2,277	89,896
Myers Industries, Inc.	14,676	194,163
O-I Glass, Inc.	62,325	660,022
Ranpak Holdings, Corp. (a) (b)	8,903	84,757
UFP Technologies, Inc. (a) (b)	3,225	133,579

		1,600,993

Distributors—0.1%
Core-Mark Holding Co., Inc.	18,358	531,097

Diversified Consumer Services—0.6%
Adtalem Global Education, Inc. (a)	22,648	555,782
American Public Education, Inc. (a)	6,422	181,036
Aspen Group, Inc. (a) (b)	9,144	102,138
Carriage Services, Inc.	7,506	167,459
Collectors Universe, Inc.	4,688	232,009
Franchise Group, Inc.	9,045	229,381
Houghton Mifflin Harcourt Co. (a) (b)	12,548	21,708
K12, Inc. (a)	17,337	456,657
Laureate Education, Inc. - Class A (a)	50,907	676,045
OneSpaWorld Holdings, Ltd. (b)	9,854	64,051
Perdoceo Education Corp. (a)	31,150	381,276
Strategic Education, Inc.	10,172	930,433
Vivint Smart Home, Inc. (a)	32,245	550,745
WW International, Inc. (a) (b)	21,424	404,271

		4,952,991

Diversified Financial Services—0.2%
Alerus Financial Corp. (b)	7,649	149,920
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	170,161
Cannae Holdings, Inc. (a)	36,796	1,371,019

		1,691,100

Diversified Telecommunication Services—0.8%
Anterix, Inc. (a)	6,099	199,498
ATN International, Inc.	4,754	238,365
Bandwidth, Inc. - Class A (a) (b)	7,868	1,373,517
Cincinnati Bell, Inc. (a)	18,970	284,550
Cogent Communications Holdings, Inc.	18,375	1,103,419
Consolidated Communications Holdings, Inc. (a) (b)	31,722	180,498
Iridium Communications, Inc. (a)	48,710	1,246,002
Liberty Latin America, Ltd. - Class A (a)	20,395	168,259
Liberty Latin America, Ltd. - Class C (a)	58,983	480,122
Ooma, Inc. (a)	9,258	120,817

Diversified Telecommunication Services—(Continued)
ORBCOMM, Inc. (a)	12,211	41,517
Vonage Holdings Corp. (a)	99,415	1,017,015

		6,453,579

Electric Utilities—0.7%
ALLETE, Inc.	21,332	1,103,718
MGE Energy, Inc.	15,864	994,038
Otter Tail Corp.	17,221	622,884
PNM Resources, Inc. (b)	34,450	1,423,818
Portland General Electric Co.	37,090	1,316,695

		5,461,153

Electrical Equipment—1.4%
Allied Motion Technologies, Inc.	3,454	142,581
American Superconductor Corp. (a) (b)	10,830	156,818
Atkore International Group, Inc. (a)	20,832	473,511
AZZ, Inc.	11,705	399,375
Bloom Energy Corp. - Class A (a) (b)	39,499	709,797
Encore Wire Corp.	9,176	425,950
EnerSys	17,516	1,175,674
FuelCell Energy, Inc. (a)	101,988	218,254
Plug Power, Inc. (a) (b)	143,232	1,920,741
Powell Industries, Inc.	4,404	106,269
Sunrun, Inc. (a) (b)	50,041	3,856,660
Thermon Group Holdings, Inc. (a)	15,847	177,962
TPI Composites, Inc. (a)	13,727	397,534
Vicor Corp. (a)	7,877	612,279
Vivint Solar, Inc. (a)	19,887	842,215

		11,615,620

Electronic Equipment, Instruments & Components—2.1%
Akoustis Technologies, Inc. (a) (b)	13,764	112,314
Arlo Technologies, Inc. (a)	19,205	101,018
Badger Meter, Inc. (b)	12,590	823,008
Belden, Inc. (b)	19,713	613,469
Benchmark Electronics, Inc.	16,877	340,072
CTS Corp.	15,701	345,893
ePlus, Inc. (a)	6,246	457,207
Fabrinet (a)	15,784	994,866
FARO Technologies, Inc. (a)	7,841	478,144
Fitbit, Inc. - Class A (a) (b)	102,165	711,068
II-VI, Inc. (a) (b)	43,056	1,746,351
Insight Enterprises, Inc. (a) (b) (c)	15,396	871,106
Itron, Inc. (a)	17,707	1,075,523
Kimball Electronics, Inc. (a)	11,468	132,570
Knowles Corp. (a)	39,393	586,956
Methode Electronics, Inc.	15,351	437,504
MTS Systems Corp.	7,935	151,638
Napco Security Technologies, Inc. (a) (b)	5,652	132,822
nLight, Inc. (a) (b)	14,866	349,054
Novanta, Inc. (a)	14,192	1,494,985
OSI Systems, Inc. (a)	6,973	541,175
PAR Technology Corp. (a) (b)	7,408	300,098
PC Connection, Inc. (b)	5,366	220,328
Plexus Corp. (a) (c)	12,223	863,311

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Rogers Corp. (a)	8,017	$786,147
Sanmina Corp. (a)	30,166	815,990
ScanSource, Inc. (a)	12,162	241,172
TTM Technologies, Inc. (a)	43,439	495,639
Vishay Intertechnology, Inc.	56,553	880,530
Vishay Precision Group, Inc. (a)	5,267	133,360

		17,233,318

Energy Equipment & Services—0.5%
Archrock, Inc.	51,588	277,544
Aspen Aerogels, Inc. (a) (b)	9,340	102,273
Cactus, Inc. - Class A	21,510	412,777
ChampionX Corp. (a)	83,064	663,681
DMC Global, Inc. (b)	7,096	233,742
Dril-Quip, Inc. (a)	15,999	396,135
Frank’s International NV (a)	43,648	67,218
Helix Energy Solutions Group, Inc. (a)	67,569	162,841
Liberty Oilfield Services, Inc. - Class A (b)	28,057	224,175
Matrix Service Co. (a)	14,196	118,537
NexTier Oilfield Solutions, Inc. (a)	79,647	147,347
Oceaneering International, Inc. (a)	45,596	160,498
Oil States International, Inc. (a)	32,861	89,711
Patterson-UTI Energy, Inc. (b)	85,101	242,538
ProPetro Holding Corp. (a)	36,472	148,076
SEACOR Holdings, Inc. (a)	7,977	231,971
Select Energy Services, Inc. - Class A (a)	28,192	108,257
Tidewater, Inc. (a) (b)	17,119	114,869
Transocean, Ltd. (a) (b)	265,499	214,231
U.S. Silica Holdings, Inc.	11,080	33,240

		4,149,661

Entertainment—0.2%
AMC Entertainment Holdings, Inc. - Class A (b)	10,388	48,928
Cinemark Holdings, Inc. (b)	40,646	406,460
Eros STX Global Corp. (a) (b)	68,664	151,747
Glu Mobile, Inc. (a)	57,782	443,477
IMAX Corp. (a)	23,016	275,271
Liberty Braves Group - Class C (a)	16,010	336,370

		1,662,253

Equity Real Estate Investment Trusts—5.8%
Acadia Realty Trust (b)	36,489	383,134
Agree Realty Corp.	22,223	1,414,272
Alexander & Baldwin, Inc.	33,353	373,887
Alexander’s, Inc.	1,029	252,331
American Assets Trust, Inc.	22,749	548,023
American Finance Trust, Inc.	47,324	296,721
Armada Hoffler Properties, Inc.	23,985	222,101
CareTrust REIT, Inc.	42,777	761,217
CatchMark Timber Trust, Inc. - Class A	23,620	210,927
Chatham Lodging Trust	19,109	145,611
City Office REIT, Inc.	12,674	95,308
Colony Capital, Inc. (b)	187,905	512,981
Columbia Property Trust, Inc.	51,633	563,316
Community Healthcare Trust, Inc.	9,740	455,442

Equity Real Estate Investment Trusts—(Continued)
CoreCivic, Inc.	53,294	426,352
DiamondRock Hospitality Co.	74,001	375,185
Diversified Healthcare Trust	79,146	278,594
Easterly Government Properties, Inc.	33,852	758,623
EastGroup Properties, Inc.	16,121	2,084,929
Essential Properties Realty Trust, Inc.	39,544	724,446
Four Corners Property Trust, Inc.	31,625	809,284
Franklin Street Properties Corp.	24,945	91,299
Front Yard Residential Corp.	23,934	209,183
Geo Group, Inc. (The) (b)	53,292	604,331
Getty Realty Corp.	15,262	396,965
Gladstone Commercial Corp.	18,170	306,164
Gladstone Land Corp.	9,389	141,023
Global Medical REIT, Inc.	22,649	305,761
Global Net Lease, Inc.	40,714	647,353
Healthcare Realty Trust, Inc.	56,624	1,705,515
Hersha Hospitality Trust	18,080	100,163
Independence Realty Trust, Inc.	43,356	502,496
Industrial Logistics Properties Trust	27,834	608,730
Innovative Industrial Properties, Inc.	9,016	1,118,976
Investors Real Estate Trust	5,316	346,444
iStar, Inc. (b)	31,625	373,491
Jernigan Capital, Inc.	9,604	164,613
Kite Realty Group Trust	38,990	451,504
Lexington Realty Trust	113,739	1,188,573
LTC Properties, Inc. (b)	17,896	623,855
Macerich Co. (The) (b)	64,506	437,996
Mack-Cali Realty Corp.	41,089	518,543
Monmouth Real Estate Investment Corp.	42,125	583,431
National Health Investors, Inc.	18,102	1,091,008
National Storage Affiliates Trust	27,814	909,796
NETSTREIT Corp. (a) (b)	5,822	106,310
New Senior Investment Group, Inc.	15,505	62,020
NexPoint Residential Trust, Inc.	9,339	414,185
Office Properties Income Trust	20,820	431,390
One Liberty Properties, Inc.	6,452	105,555
Pebblebrook Hotel Trust	60,895	763,014
Physicians Realty Trust (b)	89,852	1,609,249
Piedmont Office Realty Trust, Inc. - Class A	53,870	731,016
PotlatchDeltic Corp.	28,989	1,220,437
Preferred Apartment Communities, Inc. - Class A	15,916	85,946
PS Business Parks, Inc.	8,755	1,071,524
QTS Realty Trust, Inc. - Class A (b)	25,146	1,584,701
Retail Opportunity Investments Corp.	50,605	527,051
Retail Properties of America, Inc. - Class A	83,218	483,497
RLJ Lodging Trust	72,222	625,442
RPT Realty	34,953	190,144
Ryman Hospitality Properties, Inc.	22,657	833,778
Sabra Health Care REIT, Inc.	85,592	1,179,886
Safehold, Inc. (b)	7,916	491,584
Saul Centers, Inc.	5,405	143,665
Seritage Growth Properties - Class A (a) (b)	15,000	201,750
Service Properties Trust	64,061	509,285
SITE Centers Corp. (b)	58,920	424,224
STAG Industrial, Inc. (b)	62,321	1,900,167
Summit Hotel Properties, Inc.	33,186	171,903

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Sunstone Hotel Investors, Inc.	92,054	$730,909
Tanger Factory Outlet Centers, Inc. (b)	27,764	167,417
Terreno Realty Corp.	28,857	1,580,209
UMH Properties, Inc.	21,470	290,704
Uniti Group, Inc. (b)	86,801	914,449
Universal Health Realty Income Trust	5,693	324,444
Urban Edge Properties	50,231	488,245
Urstadt Biddle Properties, Inc. - Class A	13,207	121,504
Washington Real Estate Investment Trust	38,285	770,677
Whitestone REIT	18,215	109,290
Xenia Hotels & Resorts, Inc.	49,824	437,455

		46,922,923

Food & Staples Retailing—0.8%
Andersons, Inc. (The)	13,251	254,022
BJ’s Wholesale Club Holdings, Inc. (a) (b)	57,191	2,376,286
Chefs’ Warehouse, Inc. (The) (a)	11,522	167,530
HF Foods Group, Inc. (a) (b)	5,063	33,467
Ingles Markets, Inc. - Class A	6,173	234,821
Performance Food Group Co. (a)	54,526	1,887,690
Pricesmart, Inc.	10,206	678,189
Rite Aid Corp. (a) (b)	23,960	227,380
SpartanNash Co.	16,917	276,593
United Natural Foods, Inc. (a) (b)	23,843	354,545
Village Super Market, Inc. - Class A	4,017	98,858
Weis Markets, Inc. (b)	4,490	215,520

		6,804,901

Food Products—1.5%
B&G Foods, Inc. (b)	28,438	789,723
Cal-Maine Foods, Inc. (a)	13,890	532,959
Calavo Growers, Inc. (b)	7,353	487,283
Darling Ingredients, Inc. (a)	68,255	2,459,228
Fresh Del Monte Produce, Inc. (b)	13,189	302,292
Freshpet, Inc. (a) (c)	16,196	1,808,284
Hostess Brands, Inc. (a) (b)	46,370	571,742
J & J Snack Foods Corp. (b)	6,582	858,227
John B Sanfilippo & Son, Inc. (b)	4,150	312,827
Lancaster Colony Corp.	7,738	1,383,555
Landec Corp. (a) (b)	12,103	117,641
Limoneira Co. (b)	6,209	88,789
Sanderson Farms, Inc. (b)	8,599	1,014,424
Seneca Foods Corp. - Class A (a)	3,595	128,449
Simply Good Foods Co. (The) (a)	37,007	816,004
Tootsie Roll Industries, Inc. (b)	6,038	186,574
Vital Farms, Inc. (a) (b)	4,647	188,343

		12,046,344

Gas Utilities—1.0%
Brookfield Infrastructure Corp. - Class A (b)	13,257	734,305
Chesapeake Utilities Corp.	6,975	587,993
New Jersey Resources Corp.	39,247	1,060,454
Northwest Natural Holding Co. (b)	13,165	597,559
ONE Gas, Inc. (b)	21,774	1,502,624
South Jersey Industries, Inc. (b)	42,789	824,544

Gas Utilities—(Continued)
Southwest Gas Holdings, Inc.	24,302	1,533,456
Spire, Inc.	22,087	1,175,028

		8,015,963

Health Care Equipment & Supplies—3.7%
Accelerate Diagnostics, Inc. (a) (b)	14,690	156,595
Acutus Medical, Inc. (a)	4,523	134,785
Alphatec Holdings, Inc. (a)	23,314	154,805
AngioDynamics, Inc. (a)	17,852	215,295
Antares Pharma, Inc. (a)	37,760	101,952
Aspira Women’s Health, Inc. (a) (b)	39,839	122,903
AtriCure, Inc. (a)	18,644	743,896
Atrion Corp.	618	386,868
Avanos Medical, Inc. (a)	20,898	694,232
AxoGen, Inc. (a) (b)	15,476	179,986
Axonics Modulation Technologies, Inc. (a) (b)	13,791	703,893
BioLife Solutions, Inc. (a)	6,501	188,139
Cantel Medical Corp.	16,961	745,266
Cardiovascular Systems, Inc. (a)	16,617	653,879
Cerus Corp. (a) (b)	70,657	442,313
Co-Diagnostics, Inc. (a) (b)	12,292	167,048
CONMED Corp.	11,390	896,051
CryoLife, Inc. (a) (b)	17,220	318,053
CryoPort, Inc. (a) (b)	13,661	647,531
Cutera, Inc. (a)	6,744	127,934
CytoSorbents Corp. (a)	14,976	119,434
GenMark Diagnostics, Inc. (a)	30,756	436,735
Glaukos Corp. (a) (b)	18,906	936,225
Heska Corp. (a) (b)	3,277	323,735
Inari Medical, Inc. (a)	3,408	235,220
Inogen, Inc. (a) (b)	8,423	244,267
Integer Holdings Corp. (a)	14,181	836,821
Invacare Corp. (b)	17,816	133,976
iRhythm Technologies, Inc. (a)	11,462	2,729,217
Lantheus Holdings, Inc. (a)	29,842	378,098
LeMaitre Vascular, Inc. (b)	7,651	248,887
LivaNova plc (a)	21,333	964,465
Meridian Bioscience, Inc. (a)	18,926	321,363
Merit Medical Systems, Inc. (a) (b)	23,561	1,024,903
Mesa Laboratories, Inc. (b)	2,020	514,615
Natus Medical, Inc. (a)	15,157	259,639
Neogen Corp. (a) (b)	22,059	1,726,117
Nevro Corp. (a)	14,067	1,959,533
NuVasive, Inc. (a) (c)	22,162	1,076,408
OraSure Technologies, Inc. (a) (b)	28,446	346,188
Orthofix Medical, Inc. (a)	10,304	320,867
OrthoPediatrics Corp. (a) (b)	5,617	257,933
Quotient, Ltd. (a) (b)	28,634	147,179
SeaSpine Holdings Corp. (a)	10,839	154,998
Shockwave Medical, Inc. (a)	12,084	915,967
SI-BONE, Inc. (a)	12,210	289,621
Silk Road Medical, Inc. (a) (b)	11,451	769,622
STAAR Surgical Co. (a) (b)	19,419	1,098,339
SurModics, Inc. (a)	6,159	239,647
Tactile Systems Technology, Inc. (a) (b)	8,238	301,428
TransMedics Group, Inc. (a)	12,219	168,378

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Utah Medical Products, Inc.	2,002	$159,900
Vapotherm, Inc. (a)	8,810	255,490
Varex Imaging Corp. (a) (b)	17,885	227,497
ViewRay, Inc. (a) (b)	25,189	88,162
Wright Medical Group NV (a)	53,822	1,643,724
Zynex, Inc. (a) (b)	8,075	140,909

		29,776,931

Health Care Providers & Services—2.7%
1Life Healthcare, Inc. (a)	33,307	944,586
AdaptHealth Corp. (a)	11,254	245,450
Addus HomeCare Corp. (a)	6,214	587,285
AMN Healthcare Services, Inc. (a)	20,123	1,176,391
Apollo Medical Holdings, Inc. (a) (b)	9,413	168,869
BioTelemetry, Inc. (a)	15,132	689,717
Brookdale Senior Living, Inc. (a)	62,730	159,334
Community Health Systems, Inc. (a) (b)	21,509	90,768
Corvel Corp. (a)	4,267	364,530
Covetrus, Inc. (a) (b)	43,405	1,059,082
Cross Country Healthcare, Inc. (a)	2,581	16,751
Ensign Group, Inc. (The)	22,166	1,264,792
Fulgent Genetics, Inc. (a) (b)	5,053	202,322
Hanger, Inc. (a)	17,297	273,638
HealthEquity, Inc. (a) (b)	32,710	1,680,313
Joint Corp. (The) (a)	6,678	116,130
LHC Group, Inc. (a)	12,691	2,697,599
Magellan Health, Inc. (a)	10,450	791,901
MEDNAX, Inc. (a)	32,024	521,351
National Healthcare Corp.	5,246	326,878
National Research Corp.	6,206	305,397
Ontrak, Inc. (a) (b)	3,970	238,200
Option Care Health, Inc. (a)	20,048	268,042
Owens & Minor, Inc.	30,958	777,355
Patterson Cos., Inc. (b)	37,980	915,508
Pennant Group Inc. (The) (a)	11,360	438,042
PetIQ, Inc. (a) (b)	9,493	312,510
Progyny, Inc. (a) (b)	12,187	358,663
Providence Service Corp. (The) (a)	5,508	511,748
R1 RCM, Inc. (a)	47,026	806,496
RadNet, Inc. (a)	21,044	323,025
Select Medical Holdings Corp. (a)	47,922	997,736
Surgery Partners, Inc. (a) (b)	11,767	257,697
Tenet Healthcare Corp. (a) (b)	46,560	1,141,186
Tivity Health, Inc. (a)	22,138	310,375
Triple-S Management Corp. - Class B (a) (b)	9,765	174,500
U.S. Physical Therapy, Inc. (b)	5,426	471,411
Viemed Healthcare, Inc. (a)	17,890	154,570

		22,140,148

Health Care Technology—1.2%
Accolade, Inc. (a) (b)	5,299	205,972
Allscripts Healthcare Solutions, Inc. (a) (b)	77,571	631,428
Computer Programs & Systems, Inc.	5,856	161,684
Evolent Health, Inc. - Class A (a) (b)	31,066	385,529
Health Catalyst, Inc. (a)	14,644	535,970
HealthStream, Inc. (a)	12,016	241,161

Health Care Technology—(Continued)
HMS Holdings Corp. (a)	39,005	934,170
iCAD, Inc. (a) (b)	10,249	90,294
Inovalon Holdings, Inc. - Class A (a) (b)	32,763	866,581
Inspire Medical Systems, Inc. (a) (b)	10,897	1,406,258
NextGen Healthcare, Inc. (a)	24,814	316,130
Omnicell, Inc. (a)	17,630	1,316,256
OptimizeRx Corp. (a) (b)	7,790	162,422
Phreesia, Inc. (a)	12,237	393,175
Schrodinger, Inc. (a) (b)	12,303	584,516
Simulations Plus, Inc. (b)	5,451	410,787
Tabula Rasa HealthCare, Inc. (a) (b)	9,238	376,633
Vocera Communications, Inc. (a) (b)	13,407	389,876

		9,408,842

Hotels, Restaurants & Leisure—3.5%
Accel Entertainment, Inc. (a) (b)	21,630	231,657
BJ’s Restaurants, Inc. (b)	9,083	267,404
Bloomin’ Brands, Inc. (b)	36,722	560,745
Boyd Gaming Corp.	34,772	1,067,153
Brinker International, Inc. (b)	19,828	847,052
Caesars Entertainment, Inc. (a)	57,766	3,238,362
Carrols Restaurant Group, Inc. (a) (b)	3,958	25,529
Cheesecake Factory, Inc. (The) (b)	18,905	524,425
Churchill Downs, Inc.	15,859	2,598,021
Chuy’s Holdings, Inc. (a) (b)	8,272	161,966
Cracker Barrel Old Country Store, Inc.	10,275	1,178,131
Dave & Buster’s Entertainment, Inc. (b)	21,500	325,940
Del Taco Restaurants, Inc. (a)	4,611	37,810
Denny’s Corp. (a)	25,229	252,290
Dine Brands Global, Inc. (b)	6,775	369,847
El Pollo Loco Holdings, Inc. (a) (b)	10,879	176,240
Everi Holdings, Inc. (a) (b)	31,794	262,300
Golden Entertainment, Inc. (a)	8,119	112,286
Hilton Grand Vacations, Inc. (a)	37,973	796,674
International Game Technology plc	45,302	504,211
Jack in the Box, Inc.	9,158	726,321
Lindblad Expeditions Holdings, Inc. (a)	12,155	103,439
Marriott Vacations Worldwide Corp.	16,700	1,516,527
Monarch Casino & Resort, Inc. (a) (b)	5,265	234,819
Noodles & Co. (a)	3,920	26,930
Papa John’s International, Inc.	13,263	1,091,280
Penn National Gaming, Inc. (a)	63,301	4,601,983
Red Robin Gourmet Burgers, Inc. (a) (b)	7,466	98,253
Red Rock Resorts, Inc. - Class A (b)	27,042	462,418
Ruth’s Hospitality Group, Inc. (b)	13,490	149,199
Scientific Games Corp. - Class A (a)	24,798	865,698
SeaWorld Entertainment, Inc. (a)	20,555	405,345
Shake Shack, Inc. - Class A (a) (b)	14,329	923,934
Texas Roadhouse, Inc.	27,114	1,648,260
Twin River Worldwide Holdings, Inc.	9,752	256,185
Wingstop, Inc.	12,405	1,695,143

		28,343,777

Household Durables—2.4%
Beazer Homes USA, Inc. (a)	7,678	101,350
Casper Sleep, Inc. (a) (b)	12,310	88,509

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Cavco Industries, Inc. (a)	3,896	$702,488
Century Communities, Inc. (a) (b)	12,109	512,574
Ethan Allen Interiors, Inc.	6,458	87,441
GoPro, Inc. - Class A (a) (b)	36,811	166,754
Green Brick Partners, Inc. (a)	11,941	192,250
Helen of Troy, Ltd. (a)	10,565	2,044,539
Hooker Furniture Corp.	6,029	155,729
Installed Building Products, Inc. (a)	9,245	940,679
iRobot Corp. (a) (b)	11,072	840,365
KB Home	37,780	1,450,374
La-Z-Boy, Inc.	18,883	597,269
LGI Homes, Inc. (a) (b)	9,112	1,058,541
Lovesac Co. (The) (a) (b)	4,517	125,166
M/I Homes, Inc. (a)	11,887	547,396
MDC Holdings, Inc.	22,360	1,053,156
Meritage Homes Corp. (a) (c)	15,573	1,719,104
Purple Innovation, Inc. (a)	9,871	245,393
Skyline Champion Corp. (a)	22,767	609,473
Sonos, Inc. (a)	36,220	549,820
Taylor Morrison Home Corp. (a)	55,029	1,353,163
TopBuild Corp. (a)	13,783	2,352,620
TRI Pointe Group, Inc. (a)	56,796	1,030,279
Tupperware Brands Corp.	19,840	399,974
Turtle Beach Corp. (a)	6,636	120,775
Universal Electronics, Inc. (a)	6,028	227,497

		19,272,678

Household Products—0.2%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	18,062	652,761
Central Garden and Pet Co. (Voting Shares) (a)	4,446	177,529
WD-40 Co. (b)	5,537	1,048,209

		1,878,499

Independent Power and Renewable Electricity Producers—0.6%
Brookfield Renewable Corp. - Class A	28,370	1,662,482
Clearway Energy, Inc. - Class A	16,087	397,349
Clearway Energy, Inc. - Class C	34,605	932,951
Ormat Technologies, Inc. (b)	17,241	1,019,115
Sunnova Energy International, Inc. (a)	22,792	693,105

		4,705,002

Industrial Conglomerates—0.0%
Raven Industries, Inc.	15,898	342,125

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	286,610
American Equity Investment Life Holding Co.	40,340	887,077
AMERISAFE, Inc.	8,690	498,458
Argo Group International Holdings, Ltd.	14,435	496,997
BRP Group, Inc. - Class A (a)	14,966	372,803
Citizens, Inc. (a) (b)	22,172	122,833
CNO Financial Group, Inc.	59,971	961,935
eHealth, Inc. (a)	11,336	895,544
Employers Holdings, Inc.	13,012	393,613
Enstar Group, Ltd. (a)	5,388	870,162

Insurance—(Continued)
FBL Financial Group, Inc. - Class A	4,790	230,878
Genworth Financial, Inc. - Class A (a)	217,348	728,116
Goosehead Insurance, Inc. - Class A (b)	5,931	513,565
HCI Group, Inc.	2,670	131,604
Heritage Insurance Holdings, Inc.	11,792	119,335
Horace Mann Educators Corp.	18,329	612,189
James River Group Holdings, Ltd.	13,410	597,147
Kinsale Capital Group, Inc.	8,999	1,711,430
MBIA, Inc. (a) (b)	16,730	101,384
National General Holdings Corp.	30,046	1,014,052
National Western Life Group, Inc. - Class A	1,039	189,898
Palomar Holdings, Inc. (a) (b)	8,685	905,324
ProAssurance Corp.	23,948	374,547
RLI Corp.	16,418	1,374,679
Safety Insurance Group, Inc.	6,578	454,474
Selective Insurance Group, Inc.	25,678	1,322,160
Selectquote, Inc. (a) (b)	13,888	281,232
State Auto Financial Corp.	7,940	109,254
Stewart Information Services Corp.	10,993	480,724
Third Point Reinsurance, Ltd. (a)	34,789	241,784
Trupanion, Inc. (a) (b)	13,011	1,026,568
United Fire Group, Inc.	9,677	196,637
Universal Insurance Holdings, Inc. (b)	13,371	185,055
Watford Holdings, Ltd. (a)	7,177	164,640

		18,852,708

Interactive Media & Services—0.3%
Cargurus, Inc. (a)	38,126	824,666
Cars.com, Inc. (a)	29,503	238,384
Eventbrite, Inc. - Class A (a) (b)	29,076	315,475
EverQuote, Inc. - Class A (a) (b)	6,305	243,625
QuinStreet, Inc. (a)	18,173	287,860
TrueCar, Inc. (a)	24,319	121,595
Yelp, Inc. (a) (b)	30,104	604,789

		2,636,394

Internet & Direct Marketing Retail—0.8%
1-800-Flowers.com, Inc. - Class A (a) (b)	10,044	250,497
CarParts.com, Inc. (a) (b)	10,437	112,824
Groupon, Inc. (a) (b)	9,992	203,837
Magnite, Inc. (a) (b)	44,834	311,372
Overstock.com, Inc. (a) (b)	18,182	1,320,922
PetMed Express, Inc. (b)	9,436	298,366
Quotient Technology, Inc. (a)	27,490	202,876
RealReal, Inc. (The) (a) (b)	28,385	410,731
Shutterstock, Inc. (b)	9,230	480,329
Stamps.com, Inc. (a)	7,304	1,759,899
Stitch Fix, Inc. - Class A (a) (b)	25,252	685,087
Waitr Holdings, Inc. (a) (b)	8,766	28,227

		6,064,967

IT Services—2.0%
Brightcove, Inc. (a)	17,189	176,015
Cardtronics plc - Class A (a) (b)	18,762	371,488
Cass Information Systems, Inc. (b)	5,703	229,489

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Conduent, Inc. (a)	54,090	$172,006
CSG Systems International, Inc.	15,105	618,550
Endurance International Group Holdings, Inc. (a)	16,115	92,500
EVERTEC, Inc.	26,041	903,883
Evo Payments, Inc. - Class A (a)	17,582	436,913
ExlService Holdings, Inc. (a)	14,606	963,558
GreenSky, Inc. - Class A (a)	12,477	55,398
Hackett Group, Inc. (The)	11,151	124,668
I3 Verticals, Inc. - Class A (a) (b)	7,082	178,821
International Money Express, Inc. (a)	11,455	164,551
KBR, Inc. (b)	62,037	1,387,147
Limelight Networks, Inc. (a) (b)	34,710	199,930
LiveRamp Holdings, Inc. (a)	26,566	1,375,322
ManTech International Corp. - Class A	11,606	799,421
MAXIMUS, Inc.	25,103	1,717,296
NIC, Inc.	29,109	573,447
Perficient, Inc. (a) (b)	13,678	584,598
Perspecta, Inc.	60,466	1,176,064
Rackspace Technology, Inc. (a) (b)	14,851	286,476
Repay Holdings Corp. (a)	25,744	604,984
Sykes Enterprises, Inc. (a)	15,654	535,523
TTEC Holdings, Inc.	7,611	415,180
Tucows, Inc. - Class A (a) (b)	4,376	301,506
Unisys Corp. (a) (b)	28,084	299,656
Verra Mobility Corp. (a) (b)	50,900	491,694
Virtusa Corp. (a)	12,986	638,392

		15,874,476

Leisure Products—0.7%
Acushnet Holdings Corp. (b)	14,893	500,554
Callaway Golf Co.	38,619	739,168
Clarus Corp.	10,417	147,088
Johnson Outdoors, Inc. - Class A	2,524	206,690
Malibu Boats, Inc. - Class A (a)	8,768	434,542
MasterCraft Boat Holdings, Inc. (a)	9,656	168,883
Nautilus, Inc. (a)	14,931	256,216
Smith & Wesson Brands, Inc. (b)	25,637	397,886
Sturm Ruger & Co., Inc. (b)	7,553	461,942
Vista Outdoor, Inc. (a)	27,041	545,687
YETI Holdings, Inc. (a) (b)	32,734	1,483,505

		5,342,161

Life Sciences Tools & Services—0.8%
Codexis, Inc. (a) (b)	24,613	288,957
Fluidigm Corp. (a) (b)	35,855	266,403
Luminex Corp.	18,901	496,151
Medpace Holdings, Inc. (a)	11,874	1,326,919
NanoString Technologies, Inc. (a) (b)	17,055	762,358
NeoGenomics, Inc. (a)	45,775	1,688,640
Pacific Biosciences of California, Inc. (a)	71,801	708,676
Personalis, Inc. (a)	9,566	207,295
Quanterix Corp. (a) (b)	9,336	314,997

		6,060,396

Machinery—3.6%
Alamo Group, Inc.	4,312	465,825

Machinery—(Continued)
Albany International Corp. - Class A	13,340	660,463
Altra Industrial Motion Corp.	26,495	979,520
Astec Industries, Inc. (b)	10,105	548,196
Barnes Group, Inc.	20,566	735,029
Chart Industries, Inc. (a) (b)	15,776	1,108,580
CIRCOR International, Inc. (a)	8,858	242,266
Columbus McKinnon Corp.	10,074	333,449
Douglas Dynamics, Inc.	9,877	337,793
Energy Recovery, Inc. (a) (b)	17,996	147,567
Enerpac Tool Group Corp.	24,465	460,187
EnPro Industries, Inc.	9,247	521,623
ESCO Technologies, Inc. (b)	10,945	881,729
Evoqua Water Technologies Corp. (a)	38,194	810,477
Federal Signal Corp.	26,592	777,816
Franklin Electric Co., Inc.	20,106	1,182,836
Gorman-Rupp Co. (The)	7,300	215,058
Greenbrier Cos., Inc. (The) (b)	14,568	428,299
Helios Technologies, Inc.	12,428	452,379
Hillenbrand, Inc.	31,771	901,026
Hyster-Yale Materials Handling, Inc.	4,976	184,858
John Bean Technologies Corp. (b)	13,566	1,246,580
Kadant, Inc. (b)	5,136	563,008
Kennametal, Inc. (b)	33,869	980,169
Lindsay Corp. (b)	4,595	444,245
Luxfer Holdings plc	10,353	129,930
Lydall, Inc. (a)	8,394	138,837
Manitowoc Co., Inc. (The) (a)	15,849	133,290
Meritor, Inc. (a)	31,866	667,274
Miller Industries, Inc.	5,680	173,638
Mueller Industries, Inc.	24,779	670,520
Mueller Water Products, Inc. - Class A	59,952	622,901
Navistar International Corp. (a)	21,262	925,748
NN, Inc.	4,362	22,508
Omega Flex, Inc. (b)	1,378	215,960
Proto Labs, Inc. (a) (b)	11,056	1,431,752
RBC Bearings, Inc. (a)	10,452	1,266,887
Rexnord Corp.	50,895	1,518,707
Shyft Group, Inc. (The)	16,327	308,254
SPX Corp. (a)	17,559	814,386
SPX FLOW, Inc. (a)	17,773	761,040
Standex International Corp.	5,879	348,037
Tennant Co.	8,362	504,730
Terex Corp.	28,468	551,141
TriMas Corp. (a)	19,031	433,907
Wabash National Corp. (b)	22,580	270,057
Watts Water Technologies, Inc. - Class A (b)	11,156	1,117,273
Welbilt, Inc. (a)	44,665	275,136

		28,910,891

Marine—0.1%
Costamare, Inc.	19,016	115,427
Matson, Inc.	19,029	762,873

		878,300

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—0.7%
AMC Networks, Inc. - Class A (a) (b)	17,597	$434,822
Boston Omaha Corp. - Class A (a) (b)	6,376	102,016
Cardlytics, Inc. (a) (b)	11,509	812,190
Central European Media Enterprises, Ltd. - Class A (a)	22,726	95,222
Daily Journal Corp. (a) (b)	598	144,716
EW Scripps Co. (The) - Class A	25,176	288,013
Gray Television, Inc. (a)	41,101	565,961
iHeartMedia, Inc. - Class A (a) (b)	19,785	160,654
Loral Space & Communications, Inc. (b)	6,669	122,043
Meredith Corp.	17,831	233,943
MSG Networks, Inc. - Class A (a) (b)	19,156	183,323
Scholastic Corp.	13,390	281,056
Sinclair Broadcast Group, Inc. - Class A	19,012	365,601
TechTarget, Inc. (a)	9,817	431,555
TEGNA, Inc.	95,181	1,118,377
WideOpenWest, Inc. (a)	25,190	130,736

		5,470,228

Metals & Mining—1.4%
Alcoa Corp. (a) (b)	82,741	962,278
Allegheny Technologies, Inc. (a) (b)	56,239	490,404
Arconic Corp. (a)	44,211	842,219
Carpenter Technology Corp.	20,845	378,545
Century Aluminum Co. (a)	22,819	162,471
Cleveland-Cliffs, Inc. (b)	154,956	994,817
Coeur Mining, Inc. (a) (b)	94,678	698,724
Commercial Metals Co.	48,440	967,831
Compass Minerals International, Inc. (b)	14,919	885,443
Ferroglobe Representation & Warranty Insurance Trust (d) (e)	31,634	0
Gold Resource Corp. (b)	5,284	18,018
Haynes International, Inc.	6,653	113,700
Hecla Mining Co.	212,270	1,078,332
Kaiser Aluminum Corp.	7,148	383,061
Materion Corp.	8,965	466,449
Novagold Resources, Inc. (a)	100,921	1,199,951
Schnitzer Steel Industries, Inc. - Class A (b)	10,351	199,050
SunCoke Energy, Inc.	42,209	144,355
United States Steel Corp. (b)	86,726	636,569
Warrior Met Coal, Inc.	23,723	405,189
Worthington Industries, Inc.	14,810	603,952

		11,631,358

Mortgage Real Estate Investment Trusts—1.2%
Apollo Commercial Real Estate Finance, Inc. (b)	58,624	528,202
Arbor Realty Trust, Inc.	47,196	541,338
Ares Commercial Real Estate Corp.	21,484	196,364
ARMOUR Residential REIT, Inc.	27,134	258,044
Blackstone Mortgage Trust, Inc. - Class A (b)	60,049	1,319,277
Broadmark Realty Capital, Inc. (b)	59,168	583,397
Capstead Mortgage Corp.	42,582	239,311
Chimera Investment Corp. (b)	76,211	624,930
Colony Credit Real Estate, Inc.	20,644	101,362
Dynex Capital, Inc. (b)	9,188	139,750
Ellington Financial, Inc.	18,985	232,756
Granite Point Mortgage Trust, Inc.	22,671	160,737
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	31,612	1,336,239

Mortgage Real Estate Investment Trusts—(Continued)
Invesco Mortgage Capital, Inc. (b)	47,444	128,573
KKR Real Estate Finance Trust, Inc.	15,022	248,314
Ladder Capital Corp.	46,377	330,204
MFA Financial, Inc. (b)	175,818	471,192
New York Mortgage Trust, Inc. (b)	132,904	338,905
Orchid Island Capital, Inc. (b)	15,759	78,953
PennyMac Mortgage Investment Trust (b)	43,204	694,288
Ready Capital Corp.	19,412	217,415
Redwood Trust, Inc.	48,227	362,667
TPG RE Finance Trust, Inc.	28,755	243,267
Two Harbors Investment Corp. (b)	107,167	545,480

		9,920,965

Multi-Utilities—0.5%
Avista Corp.	28,959	988,081
Black Hills Corp.	26,100	1,396,089
NorthWestern Corp.	21,973	1,068,767
Unitil Corp.	5,823	225,001

		3,677,938

Multiline Retail—0.2%
Big Lots, Inc. (b)	17,050	760,430
Dillard’s, Inc. - Class A	3,568	130,303
Macy’s, Inc. (b)	125,954	717,938

		1,608,671

Oil, Gas & Consumable Fuels—1.3%
Antero Resources Corp. (a) (b)	113,611	312,430
Arch Resources, Inc.	7,165	304,369
Berry Corp.	12,080	38,294
Bonanza Creek Energy, Inc. (a)	9,142	171,870
Brigham Minerals, Inc. - Class A	15,907	141,890
Clean Energy Fuels Corp. (a)	71,652	177,697
CNX Resources Corp. (a) (b)	95,186	898,556
CVR Energy, Inc. (b)	13,526	167,452
Delek U.S. Holdings, Inc. (b)	27,977	311,384
DHT Holdings, Inc.	32,710	168,784
Diamond S Shipping, Inc. (a)	12,429	85,387
Dorian LPG, Ltd. (a)	13,589	108,848
Energy Fuels, Inc. (a)	57,054	95,851
Frontline, Ltd. (b)	41,428	269,282
Golar LNG, Ltd. (a) (b)	43,127	261,134
Green Plains, Inc. (a)	17,956	277,959
International Seaways, Inc.	11,332	165,561
Kosmos Energy, Ltd. (b)	186,480	181,930
Magnolia Oil & Gas Corp. - Class A (a) (b)	58,158	300,677
Matador Resources Co. (a) (b)	50,198	414,635
Nordic American Tankers, Ltd. (b)	39,268	137,045
Ovintiv, Inc.	117,276	956,972
Par Pacific holdings, Inc. (a)	16,282	110,229
PBF Energy, Inc. - Class A (b)	44,028	250,519
PDC Energy, Inc. (a) (b)	44,039	545,863
Peabody Energy Corp.	6,562	15,093
Range Resources Corp. (b)	96,973	641,961
Renewable Energy Group, Inc. (a) (b)	16,294	870,425
REX American Resources Corp. (a)	2,989	196,108

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Scorpio Tankers, Inc.	23,411	$259,160
SFL Corp., Ltd. (b)	37,350	279,751
SM Energy Co. (b)	51,354	81,653
Southwestern Energy Co. (a) (b)	248,862	584,826
Uranium Energy Corp. (a)	82,908	82,643
World Fuel Services Corp.	27,658	586,073

		10,452,311

Paper & Forest Products—0.5%
Boise Cascade Co.	17,091	682,273
Clearwater Paper Corp. (a)	7,836	297,298
Domtar Corp.	24,562	645,244
Louisiana-Pacific Corp.	46,296	1,366,195
Neenah, Inc.	7,745	290,205
P H Glatfelter Co.	21,278	292,998
Schweitzer-Mauduit International, Inc.	13,580	412,696
Verso Corp. - Class A	8,682	68,501

		4,055,410

Personal Products—0.4%
BellRing Brands, Inc. - Class A (a)	17,433	361,560
Edgewell Personal Care Co. (a)	24,284	677,038
elf Beauty, Inc. (a) (b)	19,596	359,978
Inter Parfums, Inc.	8,191	305,934
Medifast, Inc.	4,851	797,747
USANA Health Sciences, Inc. (a)	4,527	333,414

		2,835,671

Pharmaceuticals—1.8%
Aerie Pharmaceuticals, Inc. (a) (b)	19,440	228,809
Agile Therapeutics, Inc. (a) (b)	33,678	102,381
AMAG Pharmaceuticals, Inc. (a) (b)	16,034	150,720
Amneal Pharmaceuticals, Inc. (a) (b)	34,678	134,551
Amphastar Pharmaceuticals, Inc. (a) (b)	18,205	341,344
ANI Pharmaceuticals, Inc. (a)	3,945	111,288
Arvinas, Inc. (a) (b)	13,286	313,682
Axsome Therapeutics, Inc. (a) (b)	12,312	877,230
BioDelivery Sciences International, Inc. (a) (b)	17,825	66,487
Cara Therapeutics, Inc. (a)	18,209	231,710
Chiasma, Inc. (a)	24,555	105,587
Collegium Pharmaceutical, Inc. (a) (b)	14,032	292,146
Corcept Therapeutics, Inc. (a) (b)	43,446	756,178
Cymabay Therapeutics, Inc. (a)	21,404	154,965
Durect Corp. (a) (b)	42,643	72,920
Endo International plc (a)	69,610	229,713
Innoviva, Inc. (a) (b)	33,334	348,340
Intersect ENT, Inc. (a)	13,971	227,867
Intra-Cellular Therapies, Inc. (a) (b)	26,466	679,118
Kala Pharmaceuticals, Inc. (a) (b)	18,789	140,918
Marinus Pharmaceuticals, Inc. (a) (b)	11,956	153,631
MyoKardia, Inc. (a)	21,165	2,885,424
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	185,590
Ocular Therapeutix, Inc. (a) (b)	27,384	208,392
Omeros Corp. (a) (b)	26,984	272,673
Pacira BioSciences, Inc. (a)	18,507	1,112,641

Pharmaceuticals—(Continued)
Paratek Pharmaceuticals, Inc. (a) (b)	21,203	114,708
Phathom Pharmaceuticals, Inc. (a)	5,088	186,577
Phibro Animal Health Corp. - Class A	9,993	173,878
Pliant Therapeutics, Inc. (a) (b)	4,875	110,419
Prestige Consumer Healthcare, Inc. (a)	22,061	803,462
Provention Bio, Inc. (a) (b)	19,627	251,814
Relmada Therapeutics, Inc. (a) (b)	6,754	254,086
Revance Therapeutics, Inc. (a) (b)	25,433	639,386
SIGA Technologies, Inc. (a)	22,951	157,673
Supernus Pharmaceuticals, Inc. (a)	22,494	468,775
TherapeuticsMD, Inc. (a) (b)	42,066	66,464
Theravance Biopharma, Inc. (a)	21,254	314,240
Tricida, Inc. (a) (b)	12,989	117,680
VYNE Therapeutics, Inc. (a) (b)	71,462	118,627
WAVE Life Sciences, Ltd. (a) (b)	11,225	95,300
Xeris Pharmaceuticals, Inc. (a) (b)	22,612	134,089
Zogenix, Inc. (a)	24,868	445,883

		14,837,366

Professional Services—1.2%
ASGN, Inc. (a)	21,262	1,351,413
Barrett Business Services, Inc.	3,358	176,093
CBIZ, Inc. (a)	22,559	515,924
CRA International, Inc.	2,895	108,476
Exponent, Inc.	21,239	1,529,845
Forrester Research, Inc. (a) (b)	4,738	155,359
Franklin Covey Co. (a) (b)	4,809	85,312
Heidrick & Struggles International, Inc.	10,726	210,766
Huron Consulting Group, Inc. (a)	10,356	407,301
ICF International, Inc.	8,158	501,962
Insperity, Inc.	14,751	966,043
Kelly Services, Inc. - Class A	14,944	254,646
Kforce, Inc.	9,613	309,250
Korn Ferry	24,155	700,495
Resources Connection, Inc.	12,083	139,559
TriNet Group, Inc. (a) (b)	17,915	1,062,718
TrueBlue, Inc. (a)	15,422	238,887
Upwork, Inc. (a)	41,283	719,975
Willdan Group, Inc. (a) (b)	4,570	116,581

		9,550,605

Real Estate Management & Development—0.7%
Cushman & Wakefield plc (a) (b)	48,568	510,450
eXp World Holdings, Inc. (a)	10,307	415,784
Forestar Group, Inc. (a) (b)	6,983	123,599
FRP Holdings, Inc. (a)	3,389	141,220
Kennedy-Wilson Holdings, Inc. (b)	51,924	753,937
Marcus & Millichap, Inc. (a) (b)	11,962	329,194
Newmark Group, Inc. - Class A	45,134	194,979
RE/MAX Holdings, Inc. - Class A	8,877	290,544
Realogy Holdings Corp. (b)	53,362	503,737
Redfin Corp. (a) (b)	40,608	2,027,557
RMR Group, Inc. (The) - Class A	7,008	192,510
St. Joe Co. (The) (a) (b)	13,663	281,868
Tejon Ranch Co. (a) (b)	9,079	128,468

		5,893,847

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.5%
ArcBest Corp.	10,451	$324,608
Avis Budget Group, Inc. (a)	23,300	613,256
Daseke, Inc. (a)	21,286	114,306
Heartland Express, Inc.	18,769	349,103
Hertz Global Holdings, Inc. (a) (b)	76,372	84,773
Marten Transport, Ltd.	24,360	397,555
Saia, Inc. (a)	11,350	1,431,689
Werner Enterprises, Inc.	24,923	1,046,517

		4,361,807

Semiconductors & Semiconductor Equipment—2.6%
Advanced Energy Industries, Inc. (a)	16,015	1,007,984
Alpha & Omega Semiconductor, Ltd. (a)	9,268	118,816
Ambarella, Inc. (a)	13,893	724,937
Amkor Technology, Inc. (a)	42,920	480,704
Axcelis Technologies, Inc. (a)	13,934	306,548
AXT, Inc. (a)	17,988	110,086
Brooks Automation, Inc.	31,319	1,448,817
Ceva, Inc. (a) (b)	10,183	400,905
CMC Materials, Inc.	12,111	1,729,572
Cohu, Inc.	17,431	299,464
CyberOptics Corp. (a)	3,390	107,938
Diodes, Inc. (a)	18,315	1,033,882
DSP Group, Inc. (a)	10,337	136,242
FormFactor, Inc. (a) (c)	33,678	839,592
Ichor Holdings, Ltd. (a)	10,143	218,784
Impinj, Inc. (a) (b)	7,512	197,941
Lattice Semiconductor Corp. (a)	55,945	1,620,167
MACOM Technology Solutions Holdings, Inc. (a)	20,841	708,802
MaxLinear, Inc. (a)	29,165	677,795
NeoPhotonics Corp. (a)	18,042	109,876
NVE Corp.	1,539	75,534
Onto Innovation, Inc. (a)	20,367	606,529
PDF Solutions, Inc. (a)	12,971	242,687
Photronics, Inc. (a)	21,609	215,226
Power Integrations, Inc. (b)	24,259	1,343,949
Rambus, Inc. (a)	49,965	684,021
Semtech Corp. (a) (b)	26,856	1,422,294
Silicon Laboratories, Inc. (a)	18,083	1,769,421
SiTime Corp. (a) (b)	3,927	329,986
SMART Global Holdings, Inc. (a) (b)	6,037	165,052
SunPower Corp. (a) (b)	31,453	393,477
Synaptics, Inc. (a) (b)	13,752	1,105,936
Ultra Clean Holdings, Inc. (a)	16,793	360,378
Veeco Instruments, Inc. (a) (b)	22,250	259,657

		21,252,999

Software—5.4%
8x8, Inc. (a) (b)	45,228	703,295
A10 Networks, Inc. (a)	16,204	103,219
ACI Worldwide, Inc. (a)	49,763	1,300,307
Agilysys, Inc. (a)	9,228	222,949
Alarm.com Holdings, Inc. (a)	19,924	1,100,801
Altair Engineering, Inc. - Class A (a) (b)	18,603	780,954
American Software, Inc. - Class A	12,761	179,164
Appfolio, Inc. - Class A (a) (b)	6,877	975,227

Software—(Continued)
Appian Corp. (a) (b)	14,675	950,206
Avaya Holdings Corp. (a) (b)	39,462	599,822
Benefitfocus, Inc. (a)	11,793	132,082
Blackbaud, Inc.	20,182	1,126,761
Blackline, Inc. (a) (b)	20,913	1,874,432
Bottomline Technologies de, Inc. (a)	18,318	772,287
Box, Inc. - Class A (a)	58,092	1,008,477
Cerence, Inc. (a) (b)	16,308	796,972
ChannelAdvisor Corp. (a)	12,179	176,230
Cloudera, Inc. (a) (b)	82,031	893,318
CommVault Systems, Inc. (a)	17,817	726,934
Cornerstone OnDemand, Inc. (a)	26,741	972,303
Digimarc Corp. (a) (b)	5,494	122,681
Digital Turbine, Inc. (a)	33,454	1,095,284
Domo, Inc. - Class B (a)	11,491	440,450
Ebix, Inc. (b)	10,806	222,604
eGain Corp. (a)	10,272	145,554
Envestnet, Inc. (a) (b)	22,152	1,709,248
Intelligent Systems Corp. (a) (b)	3,124	121,774
j2 Global, Inc. (a) (b)	18,922	1,309,781
LivePerson, Inc. (a) (b)	25,331	1,316,959
MicroStrategy, Inc. - Class A (a) (b)	3,030	456,197
Mimecast, Ltd. (a)	24,879	1,167,323
Mitek Systems, Inc. (a)	15,147	192,973
MobileIron, Inc. (a)	27,422	192,228
Model N, Inc. (a)	14,843	523,661
OneSpan, Inc. (a) (b)	15,031	315,050
Ping Identity Holding Corp. (a) (b)	15,538	484,941
Progress Software Corp.	19,846	727,951
PROS Holdings, Inc. (a)	17,377	555,021
Q2 Holdings, Inc. (a) (b)	20,690	1,888,169
QAD, Inc. - Class A	4,798	202,476
Qualys, Inc. (a) (b)	14,018	1,373,904
Rapid7, Inc. (a) (b)	21,596	1,322,539
Rosetta Stone, Inc. (a)	9,843	295,093
SailPoint Technologies Holding, Inc. (a)	35,957	1,422,819
Sapiens International Corp. NV	12,263	375,003
ShotSpotter, Inc. (a)	3,681	114,258
Sprout Social, Inc. - Class A (a) (b)	11,597	446,485
SPS Commerce, Inc. (a)	15,132	1,178,329
SVMK, Inc. (a)	52,483	1,160,399
Tenable Holdings, Inc. (a)	30,408	1,147,902
Upland Software, Inc. (a) (b)	10,139	382,240
Varonis Systems, Inc. (a)	12,927	1,492,034
Verint Systems, Inc. (a)	26,784	1,290,453
VirnetX Holding Corp. (b)	10,088	53,164
Workiva, Inc. (a)	16,962	945,801
Xperi Holding Corp.	46,947	539,421
Yext, Inc. (a) (b)	44,787	679,867
Zix Corp. (a) (b)	9,120	53,261
Zuora, Inc. - Class A (a) (b)	42,713	441,652

		43,300,689

Specialty Retail—2.8%
Aaron’s, Inc.	27,784	1,573,964
Abercrombie & Fitch Co. - Class A	28,497	396,963

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
America’s Car-Mart, Inc. (a)	2,826	$239,871
American Eagle Outfitters, Inc. (b)	61,386	909,127
Asbury Automotive Group, Inc. (a) (b)	8,467	825,109
At Home Group, Inc. (a)	23,363	347,174
Bed Bath & Beyond, Inc. (b)	55,063	824,844
Boot Barn Holdings, Inc. (a) (b)	12,612	354,902
Buckle, Inc. (The) (b)	14,188	289,293
Caleres, Inc.	17,181	164,250
Camping World Holdings, Inc. - Class A	13,709	407,843
Children’s Place, Inc. (The) (b)	7,101	201,313
Citi Trends, Inc.	4,731	118,180
Designer Brands, Inc. - Class A (b)	26,445	143,596
GameStop Corp. - Class A (a) (b)	26,071	265,924
Genesco, Inc. (a)	6,357	136,930
Group 1 Automotive, Inc. (b)	6,955	614,753
GrowGeneration Corp. (a) (b)	16,935	270,621
Guess?, Inc. (b)	20,227	235,038
Haverty Furniture Cos., Inc. (b)	6,403	134,079
Hibbett Sports, Inc. (a) (b)	6,677	261,872
Hudson, Ltd. - Class A (a)	18,430	140,068
Lithia Motors, Inc. - Class A (b)	9,447	2,153,349
Lumber Liquidators Holdings, Inc. (a)	11,017	242,925
MarineMax, Inc. (a)	8,159	209,442
Michaels Cos., Inc. (The) (a) (b)	28,628	276,403
Monro, Inc. (b)	14,571	591,146
Murphy USA, Inc. (a)	11,818	1,515,895
National Vision Holdings, Inc. (a) (b)	34,470	1,318,133
ODP Corp. (The) (b)	23,521	457,483
Rent-A-Center, Inc.	21,277	635,970
RH (a) (b)	6,490	2,483,204
Sally Beauty Holdings, Inc. (a) (b)	51,047	443,598
Shoe Carnival, Inc. (b)	4,114	138,148
Signet Jewelers, Ltd.	22,572	422,096
Sleep Number Corp. (a) (b)	11,987	586,284
Sonic Automotive, Inc. - Class A	11,320	454,611
Sportsman’s Warehouse Holdings, Inc. (a) (b)	20,038	286,744
Urban Outfitters, Inc. (a)	31,169	648,627
Winmark Corp.	1,140	196,285
Zumiez, Inc. (a) (b)	9,084	252,717

		22,168,774

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp. (a) (b)	33,365	163,822
Avid Technology, Inc. (a) (b)	13,287	113,737
Diebold Nixdorf, Inc. (a) (b)	23,958	183,039
Super Micro Computer, Inc. (a) (b)	19,768	521,875

		982,473

Textiles, Apparel & Luxury Goods—0.8%
Crocs, Inc. (a) (b) (c)	28,090	1,200,286
Deckers Outdoor Corp. (a)	11,680	2,569,717
Fossil Group, Inc. (a)	21,326	122,411
G-III Apparel Group, Ltd. (a) (b)	20,478	268,467
Kontoor Brands, Inc. (a) (b)	23,462	567,780
Oxford Industries, Inc. (b)	7,657	309,037
Steven Madden, Ltd.	34,763	677,878

Textiles, Apparel & Luxury Goods—(Continued)
Superior Group of Cos Inc.	5,179	120,308
Wolverine World Wide, Inc.	35,119	907,475

		6,743,359

Thrifts & Mortgage Finance—1.5%
Axos Financial, Inc. (a) (b)	26,097	608,321
Capitol Federal Financial, Inc.	58,388	540,965
Columbia Financial, Inc. (a)	24,437	271,251
Essent Group, Ltd.	46,410	1,717,634
Federal Agricultural Mortgage Corp. - Class C	4,263	271,383
Flagstar Bancorp, Inc.	18,517	548,659
Hingham Institution for Savings (The)	716	131,744
HomeStreet, Inc.	12,061	310,691
Kearny Financial Corp.	36,761	265,047
Meridian Bancorp, Inc.	23,292	241,072
Meta Financial Group, Inc.	18,176	349,343
Mr Cooper Group, Inc. (a)	33,464	746,916
NMI Holdings, Inc. - Class A (a)	35,455	631,099
Northfield Bancorp, Inc.	19,366	176,618
Northwest Bancshares, Inc.	52,239	480,599
PennyMac Financial Services, Inc.	18,037	1,048,310
Premier Financial Corp.	15,929	248,094
Provident Financial Services, Inc.	32,624	398,013
Radian Group, Inc.	84,953	1,241,163
TrustCo Bank Corp.	27,010	140,992
Walker & Dunlop, Inc.	12,545	664,885
Washington Federal, Inc.	34,027	709,803
Waterstone Financial, Inc.	10,900	168,841
WSFS Financial Corp.	20,814	561,354

		12,472,797

Tobacco—0.1%
Turning Point Brands, Inc. (b)	4,174	116,455
Universal Corp.	11,116	465,538
Vector Group, Ltd.	60,303	584,336

		1,166,329

Trading Companies & Distributors—1.4%
Applied Industrial Technologies, Inc.	17,086	941,439
Beacon Roofing Supply, Inc. (a) (b)	23,275	723,154
BMC Stock Holdings, Inc. (a)	27,792	1,190,331
CAI International, Inc.	8,107	223,186
DXP Enterprises, Inc. (a)	6,978	112,555
Foundation Building Materials, Inc. (a)	6,530	102,652
GATX Corp. (b)	15,087	961,796
GMS, Inc. (a)	17,347	418,063
H&E Equipment Services, Inc.	15,412	303,000
Herc Holdings, Inc. (a)	11,071	438,522
MRC Global, Inc. (a) (b)	33,085	141,604
NOW, Inc. (a)	51,271	232,770
Rush Enterprises, Inc. - Class A	12,014	607,188
SiteOne Landscape Supply, Inc. (a) (b)	18,352	2,238,026
Systemax, Inc.	5,954	142,539
Textainer Group Holdings, Ltd. (a)	23,378	331,033
Titan Machinery, Inc. (a)	9,345	123,634

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Triton International, Ltd.	20,714	$842,438
WESCO International, Inc. (a)	19,831	872,961

		10,946,891

Water Utilities—0.5%
American States Water Co.	15,906	1,192,155
Artesian Resources Corp. - Class A	3,766	129,814
California Water Service Group (b)	20,902	908,192
Middlesex Water Co.	7,497	465,938
SJW Group	11,504	700,133
York Water Co. (The)	5,110	216,000

		3,612,232

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc. (a)	20,091	204,828
Gogo, Inc. (a) (b)	24,767	228,847
Shenandoah Telecommunications Co.	21,284	945,754

		1,379,429

Total Common Stocks (Cost $619,959,120)		783,404,548

Mutual Fund—1.1%

Investment Company Securities—1.1%
iShares Russell 2000 Index Fund (b) (Cost $8,846,352)	57,800	8,657,862

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e) (Cost $280)	4,660	37,093

Short-Term Investment—1.5%

U.S. Treasury—1.5%
U.S. Treasury Bill 0.069%, 10/29/20 (f)	11,700,000	11,699,113

Total Short-Term Investments (Cost $11,699,362)		11,699,113

Securities Lending Reinvestments (g)—25.7%

Certificates of Deposit—9.6%
Banco del Estado de Chile 0.250%, 01/04/21	2,000,000	2,000,000
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (h)	3,000,000	3,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (h)	2,000,000	2,000,198

Certificates of Deposit—(Continued)
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (h)	2,000,000	2,000,968
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (h)	3,000,000	3,000,828
0.550%, SOFR + 0.480%, 10/06/20 (h)	3,000,000	3,000,177
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (h)	5,000,000	5,002,880
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (h)	1,500,000	1,498,323
0.281%, SOFR + 0.210%, 02/22/21 (h)	1,500,000	1,498,323
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	2,000,000	2,000,328
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	7,000,000	7,000,042
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/25/21	7,992,957	7,994,240
Mizuho Bank, Ltd. 0.250%, 03/22/21	5,000,000	5,000,240
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (h)	4,000,000	4,000,812
National Westminster Bank plc Zero Coupon, 12/03/20	3,998,001	3,998,480
Rabobank International London
0.348%, 3M LIBOR + 0.080%, 07/30/21 (h)	2,000,000	2,001,260
0.366%, 1M LIBOR + 0.210%, 01/08/21 (h)	1,000,000	1,000,030
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	5,000,000	4,999,310
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (h)	4,000,000	4,000,304
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (h)	3,000,000	3,000,036
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (h)	4,000,000	3,999,832

		76,995,411

Commercial Paper—0.7%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (h)	6,000,000	6,000,000

Repurchase Agreements—9.6%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $7,600,038; collateralized by various Common Stock with an aggregate market value of $8,445,678.	7,600,000	7,600,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $5,007,922; collateralized by various Common Stock with an aggregate market value of $5,556,868.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $4,001,400; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,822.	5,000,000	$5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,096,364.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $7,002,926; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $7,673,684.	7,000,000	7,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $6,000,017; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $6,120,001.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,500,007; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,550,000.	2,500,000	2,500,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $6,915,786; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $7,054,090.	6,915,775	6,915,775
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $11,300,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $12,527,973.	11,300,000	11,300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $3,400,019; collateralized by various Common Stock with an aggregate market value of $3,778,386.	3,400,000	3,400,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,400,067; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	$1,400,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,800,142; collateralized by various Common Stock with an aggregate market value of $3,111,818.	2,800,000	2,800,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,400,014; collateralized by various Common Stock with an aggregate market value of $2,667,693.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $6,000,280; collateralized by various Common Stock with an aggregate market value of $6,669,233.	6,000,000	6,000,000

		77,315,775

Mutual Funds—5.8%
AB Government Money Market Portfolio, Institutional Class 0.050% (i)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (i)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (i)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (i)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (i)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (i)	5,600,000	5,600,000

		47,100,000

Total Securities Lending Reinvestments (Cost $207,404,642)		207,411,186

Total Investments—125.4% (Cost $847,909,756)		1,011,209,802
Other assets and liabilities (net)—(25.4)%		(204,581,576)

Net Assets—100.0%		$806,628,226

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $207,257,185 and the collateral received consisted of cash in the amount of $207,393,734 and non-cash collateral with a value of $6,000,543. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $3,706,085.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	12/18/20	178	USD	13,389,160	$(34,922)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,175,001	$—	$—	$7,175,001
Air Freight & Logistics	3,205,916	—	—	3,205,916
Airlines	2,140,035	—	—	2,140,035
Auto Components	10,003,951	—	—	10,003,951
Automobiles	712,684	—	—	712,684
Banks	54,520,809	—	—	54,520,809
Beverages	2,372,747	—	—	2,372,747
Biotechnology	86,113,754	—	—	86,113,754
Building Products	13,735,393	—	—	13,735,393
Capital Markets	12,033,276	—	—	12,033,276
Chemicals	13,119,541	—	—	13,119,541
Commercial Services & Supplies	16,790,917	—	—	16,790,917
Communications Equipment	6,501,721	—	—	6,501,721
Construction & Engineering	10,640,774	—	—	10,640,774
Construction Materials	1,134,963	—	—	1,134,963
Consumer Finance	5,250,726	—	—	5,250,726
Containers & Packaging	1,600,993	—	—	1,600,993
Distributors	531,097	—	—	531,097
Diversified Consumer Services	4,952,991	—	—	4,952,991
Diversified Financial Services	1,691,100	—	—	1,691,100
Diversified Telecommunication Services	6,453,579	—	—	6,453,579
Electric Utilities	5,461,153	—	—	5,461,153
Electrical Equipment	11,615,620	—	—	11,615,620
Electronic Equipment, Instruments & Components	17,233,318	—	—	17,233,318
Energy Equipment & Services	4,149,661	—	—	4,149,661
Entertainment	1,662,253	—	—	1,662,253
Equity Real Estate Investment Trusts	46,922,923	—	—	46,922,923
Food & Staples Retailing	6,804,901	—	—	6,804,901
Food Products	12,046,344	—	—	12,046,344
Gas Utilities	8,015,963	—	—	8,015,963
Health Care Equipment & Supplies	29,776,931	—	—	29,776,931
Health Care Providers & Services	22,140,148	—	—	22,140,148
Health Care Technology	9,408,842	—	—	9,408,842
Hotels, Restaurants & Leisure	28,343,777	—	—	28,343,777
Household Durables	19,272,678	—	—	19,272,678
Household Products	1,878,499	—	—	1,878,499
Independent Power and Renewable Electricity Producers	4,705,002	—	—	4,705,002
Industrial Conglomerates	342,125	—	—	342,125
Insurance	18,852,708	—	—	18,852,708
Interactive Media & Services	2,636,394	—	—	2,636,394
Internet & Direct Marketing Retail	6,064,967	—	—	6,064,967

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$15,874,476	$—	$—	$15,874,476
Leisure Products	5,342,161	—	—	5,342,161
Life Sciences Tools & Services	6,060,396	—	—	6,060,396
Machinery	28,910,891	—	—	28,910,891
Marine	878,300	—	—	878,300
Media	5,470,228	—	—	5,470,228
Metals & Mining	11,631,358	—	0	11,631,358
Mortgage Real Estate Investment Trusts	9,920,965	—	—	9,920,965
Multi-Utilities	3,677,938	—	—	3,677,938
Multiline Retail	1,608,671	—	—	1,608,671
Oil, Gas & Consumable Fuels	10,452,311	—	—	10,452,311
Paper & Forest Products	4,055,410	—	—	4,055,410
Personal Products	2,835,671	—	—	2,835,671
Pharmaceuticals	14,837,366	—	—	14,837,366
Professional Services	9,550,605	—	—	9,550,605
Real Estate Management & Development	5,893,847	—	—	5,893,847
Road & Rail	4,361,807	—	—	4,361,807
Semiconductors & Semiconductor Equipment	21,252,999	—	—	21,252,999
Software	43,300,689	—	—	43,300,689
Specialty Retail	22,168,774	—	—	22,168,774
Technology Hardware, Storage & Peripherals	982,473	—	—	982,473
Textiles, Apparel & Luxury Goods	6,743,359	—	—	6,743,359
Thrifts & Mortgage Finance	12,472,797	—	—	12,472,797
Tobacco	1,166,329	—	—	1,166,329
Trading Companies & Distributors	10,946,891	—	—	10,946,891
Water Utilities	3,612,232	—	—	3,612,232
Wireless Telecommunication Services	1,379,429	—	—	1,379,429
Total Common Stocks	783,404,548	—	0	783,404,548
Total Mutual Fund*	8,657,862	—	—	8,657,862
Total Rights*	—	—	37,093	37,093
Total Short-Term Investment*	—	11,699,113	—	11,699,113
Securities Lending Reinvestments
Certificates of Deposit	—	76,995,411	—	76,995,411
Commercial Paper	—	6,000,000	—	6,000,000
Repurchase Agreements	—	77,315,775	—	77,315,775
Mutual Funds	47,100,000	—	—	47,100,000
Total Securities Lending Reinvestments	47,100,000	160,311,186	—	207,411,186
Total Investments	$839,162,410	$172,010,299	$37,093	$1,011,209,802

Collateral for Securities Loaned (Liability)	$—	$(207,393,734)	$—	$(207,393,734)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(34,922)	$—	$—	$(34,922)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTII-217

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (The)	132,777	$21,942,727
General Dynamics Corp.	58,161	8,051,227
Howmet Aerospace, Inc.	98,229	1,642,389
Huntington Ingalls Industries, Inc.	10,133	1,426,220
L3Harris Technologies, Inc.	54,102	9,188,684
Lockheed Martin Corp.	61,560	23,594,717
Northrop Grumman Corp.	38,800	12,241,012
Raytheon Technologies Corp.	382,292	21,997,081
Teledyne Technologies, Inc. (a)	9,225	2,861,687
Textron, Inc.	57,065	2,059,476
TransDigm Group, Inc. (b)	13,565	6,445,003

		111,450,223

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (b)	33,739	3,447,789
Expeditors International of Washington, Inc.	41,956	3,797,857
FedEx Corp.	60,319	15,171,435
United Parcel Service, Inc. - Class B	176,945	29,484,345

		51,901,426

Airlines—0.2%
Alaska Air Group, Inc.	30,940	1,133,332
American Airlines Group, Inc. (b)	127,266	1,564,099
Delta Air Lines, Inc. (b)	159,622	4,881,241
Southwest Airlines Co. (b)	147,614	5,535,525
United Airlines Holdings, Inc. (a) (b)	72,818	2,530,426

		15,644,623

Auto Components—0.1%
Aptiv plc	67,573	6,195,093
BorgWarner, Inc. (b)	51,864	2,009,211

		8,204,304

Automobiles—0.2%
Ford Motor Co.	977,852	6,512,495
General Motors Co.	315,153	9,325,377

		15,837,872

Banks—3.3%
Bank of America Corp.	1,907,991	45,963,503
Citigroup, Inc.	520,982	22,459,534
Citizens Financial Group, Inc.	106,813	2,700,233
Comerica, Inc. (b)	34,794	1,330,870
Fifth Third Bancorp	178,236	3,799,992
First Republic Bank	43,072	4,697,432
Huntington Bancshares, Inc. (b)	254,579	2,334,489
JPMorgan Chase & Co.	762,656	73,420,893
KeyCorp (b)	244,241	2,913,795
M&T Bank Corp. (b)	32,101	2,956,181
People’s United Financial, Inc. (b)	106,299	1,095,943
PNC Financial Services Group, Inc. (The)	106,231	11,675,849
Regions Financial Corp.	240,279	2,770,417
SVB Financial Group (a)	12,953	3,116,751
Truist Financial Corp.	337,236	12,831,830
U.S. Bancorp	343,037	12,297,876

Banks—(Continued)
Wells Fargo & Co.	1,031,033	24,239,586
Zions Bancorp N.A.	41,035	1,199,043

		231,804,217

Beverages—1.7%
Brown-Forman Corp. - Class B (b)	45,675	3,440,241
Coca-Cola Co. (The)	967,432	47,762,118
Constellation Brands, Inc. - Class A	42,047	7,968,327
Molson Coors Beverage Co. - Class B	47,060	1,579,334
Monster Beverage Corp. (a)	92,385	7,409,277
PepsiCo, Inc.	346,501	48,025,038

		116,184,335

Biotechnology—2.1%
AbbVie, Inc.	441,645	38,683,686
Alexion Pharmaceuticals, Inc. (a)	54,847	6,276,142
Amgen, Inc.	146,569	37,251,977
Biogen, Inc. (a)	39,618	11,238,834
Gilead Sciences, Inc.	313,741	19,825,294
Incyte Corp. (a)	46,519	4,174,615
Regeneron Pharmaceuticals, Inc. (a)	26,162	14,644,964
Vertex Pharmaceuticals, Inc. (a)	65,181	17,737,054

		149,832,566

Building Products—0.5%
A.O. Smith Corp.	33,877	1,788,706
Allegion plc (b)	23,081	2,282,942
Carrier Global Corp.	203,750	6,222,525
Fortune Brands Home & Security, Inc.	34,571	2,991,083
Johnson Controls International plc	186,196	7,606,106
Masco Corp.	65,447	3,608,093
Trane Technologies plc	59,898	7,262,632

		31,762,087

Capital Markets—2.5%
Ameriprise Financial, Inc.	30,097	4,638,249
Bank of New York Mellon Corp. (The)	203,950	7,003,643
BlackRock, Inc.	35,488	19,999,262
Cboe Global Markets, Inc.	27,216	2,387,932
Charles Schwab Corp. (The)	290,231	10,515,069
CME Group, Inc.	89,745	15,015,236
E*Trade Financial Corp.	55,328	2,769,166
Franklin Resources, Inc. (b)	66,939	1,362,209
Goldman Sachs Group, Inc. (The)	86,104	17,304,321
Intercontinental Exchange, Inc.	140,451	14,052,123
Invesco, Ltd. (b)	94,222	1,075,073
MarketAxess Holdings, Inc.	9,503	4,576,550
Moody’s Corp.	40,396	11,708,781
Morgan Stanley	299,881	14,499,246
MSCI, Inc.	20,930	7,467,405
Nasdaq, Inc.	28,773	3,530,735
Northern Trust Corp. (b)	52,074	4,060,210
Raymond James Financial, Inc. (b)	30,548	2,222,673
S&P Global, Inc.	60,310	21,747,786

BHFTII-218

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
State Street Corp.	88,183	$5,231,897
T. Rowe Price Group, Inc.	56,802	7,283,152

		178,450,718

Chemicals—1.8%
Air Products & Chemicals, Inc.	55,278	16,465,105
Albemarle Corp. (b)	26,615	2,376,187
Celanese Corp. (b)	29,602	3,180,735
CF Industries Holdings, Inc.	53,523	1,643,691
Corteva, Inc.	187,327	5,396,891
Dow, Inc.	185,463	8,726,034
DuPont de Nemours, Inc.	183,638	10,188,236
Eastman Chemical Co. (b)	33,871	2,646,003
Ecolab, Inc.	62,133	12,416,659
FMC Corp.	32,423	3,433,920
International Flavors & Fragrances, Inc.	26,759	3,276,640
Linde plc	131,470	31,306,951
LyondellBasell Industries NV - Class A	64,327	4,534,410
Mosaic Co. (The)	86,328	1,577,213
PPG Industries, Inc.	59,052	7,209,068
Sherwin-Williams Co. (The)	20,507	14,288,047

		128,665,790

Commercial Services & Supplies—0.4%
Cintas Corp. (b)	21,757	7,241,382
Copart, Inc. (a)	51,702	5,436,982
Republic Services, Inc.	52,603	4,910,490
Rollins, Inc.	36,909	2,000,099
Waste Management, Inc.	97,262	11,007,141

		30,596,094

Communications Equipment—0.8%
Arista Networks, Inc. (a) (b)	13,698	2,834,527
Cisco Systems, Inc.	1,059,405	41,729,963
F5 Networks, Inc. (a)	15,308	1,879,363
Juniper Networks, Inc.	83,019	1,784,909
Motorola Solutions, Inc. (b)	42,489	6,662,700

		54,891,462

Construction & Engineering—0.1%
Jacobs Engineering Group, Inc. (b)	32,584	3,022,818
Quanta Services, Inc.	34,539	1,825,731

		4,848,549

Construction Materials—0.1%
Martin Marietta Materials, Inc.	15,583	3,667,615
Vulcan Materials Co. (b)	33,145	4,492,473

		8,160,088

Consumer Finance—0.5%
American Express Co.	163,206	16,361,401
Capital One Financial Corp.	114,272	8,211,586
Discover Financial Services (b)	76,681	4,430,628
Synchrony Financial	135,857	3,555,378

		32,558,993

Containers & Packaging—0.4%
AMCOR plc (b)	392,509	4,337,224
Avery Dennison Corp. (b)	20,886	2,670,066
Ball Corp.	81,722	6,792,733
International Paper Co.	98,370	3,987,920
Packaging Corp. of America	23,732	2,587,975
Sealed Air Corp.	38,957	1,511,921
WestRock Co.	64,973	2,257,162

		24,145,001

Distributors—0.1%
Genuine Parts Co.	36,101	3,435,732
LKQ Corp. (a)	70,056	1,942,653

		5,378,385

Diversified Financial Services—1.5%
Berkshire Hathaway, Inc. - Class B (a)	496,046	105,628,035

Diversified Telecommunication Services—1.6%
AT&T, Inc.	1,783,016	50,833,786
CenturyLink, Inc. (b)	247,190	2,494,147
Verizon Communications, Inc.	1,035,539	61,604,215

		114,932,148

Electric Utilities—1.8%
Alliant Energy Corp. (b)	62,472	3,226,679
American Electric Power Co., Inc.	124,161	10,147,679
Duke Energy Corp. (b)	184,040	16,298,582
Edison International	94,648	4,811,904
Entergy Corp.	50,102	4,936,550
Evergy, Inc.	56,763	2,884,696
Eversource Energy (b)	85,751	7,164,496
Exelon Corp.	243,867	8,720,684
FirstEnergy Corp. (b)	135,661	3,894,827
NextEra Energy, Inc.	122,534	34,010,537
NRG Energy, Inc.	61,095	1,878,060
Pinnacle West Capital Corp.	28,167	2,099,850
PPL Corp.	192,386	5,234,823
Southern Co. (The)	264,294	14,330,021
Xcel Energy, Inc.	131,465	9,072,400

		128,711,788

Electrical Equipment—0.5%
AMETEK, Inc.	57,464	5,711,922
Eaton Corp. plc	100,124	10,215,652
Emerson Electric Co.	149,546	9,805,731
Rockwell Automation, Inc.	29,021	6,404,354

		32,137,659

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	74,668	8,084,305
CDW Corp.	35,702	4,267,460
Corning, Inc.	190,425	6,171,674
FLIR Systems, Inc.	32,813	1,176,346
IPG Photonics Corp. (a)	8,929	1,517,662
Keysight Technologies, Inc. (a) (b)	46,831	4,625,966

BHFTII-219

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
TE Connectivity, Ltd. (b)	82,591	$8,072,444
Zebra Technologies Corp. - Class A (a)	13,348	3,369,836

		37,285,693

Energy Equipment & Services—0.2%
Baker Hughes Co. (b)	164,243	2,182,789
Halliburton Co. (b)	219,835	2,649,012
National Oilwell Varco, Inc. (b)	97,167	880,333
Schlumberger NV	347,369	5,405,062
TechnipFMC plc	105,697	666,948

		11,784,144

Entertainment—2.0%
Activision Blizzard, Inc.	193,159	15,636,221
Electronic Arts, Inc. (a)	72,271	9,424,861
Live Nation Entertainment, Inc. (a) (b)	35,566	1,916,296
Netflix, Inc. (a)	110,363	55,184,811
Take-Two Interactive Software, Inc. (a)	28,613	4,727,440
Walt Disney Co. (The)	452,213	56,110,589

		143,000,218

Equity Real Estate Investment Trusts—2.6%
Alexandria Real Estate Equities, Inc. (b)	29,351	4,696,160
American Tower Corp.	111,003	26,832,755
Apartment Investment & Management Co. - Class A	37,253	1,256,171
AvalonBay Communities, Inc. (b)	35,221	5,259,904
Boston Properties, Inc. (b)	35,441	2,845,912
Crown Castle International Corp.	105,021	17,485,997
Digital Realty Trust, Inc. (b)	67,315	9,879,149
Duke Realty Corp.	92,732	3,421,811
Equinix, Inc.	22,162	16,846,001
Equity Residential (b)	85,693	4,398,622
Essex Property Trust, Inc.	16,319	3,276,692
Extra Space Storage, Inc.	32,299	3,455,670
Federal Realty Investment Trust (b)	17,224	1,264,931
Healthpeak Properties, Inc. (b)	134,713	3,657,458
Host Hotels & Resorts, Inc.	176,490	1,904,327
Iron Mountain, Inc. (b)	72,108	1,931,773
Kimco Realty Corp.	108,233	1,218,704
Mid-America Apartment Communities, Inc.	28,619	3,318,373
Prologis, Inc.	184,875	18,602,122
Public Storage	38,057	8,476,055
Realty Income Corp. (b)	86,345	5,245,459
Regency Centers Corp.	39,477	1,500,916
SBA Communications Corp.	28,013	8,921,580
Simon Property Group, Inc. (b)	76,549	4,951,189
SL Green Realty Corp. (b)	18,330	849,962
UDR, Inc. (b)	73,839	2,407,890
Ventas, Inc. (b)	93,364	3,917,553
Vornado Realty Trust (b)	39,224	1,322,241
Welltower, Inc.	104,428	5,752,939
Weyerhaeuser Co.	186,751	5,326,139

		180,224,455

Food & Staples Retailing—1.6%
Costco Wholesale Corp.	110,491	39,224,305
Kroger Co. (The) (b)	194,674	6,601,396
Sysco Corp. (b)	127,260	7,918,117
Walgreens Boots Alliance, Inc.	179,984	6,465,025
Walmart, Inc.	347,479	48,615,787

		108,824,630

Food Products—1.1%
Archer-Daniels-Midland Co.	139,049	6,464,388
Campbell Soup Co. (b)	50,662	2,450,521
Conagra Brands, Inc.	122,241	4,365,226
General Mills, Inc. (b)	152,880	9,429,639
Hershey Co. (The)	36,889	5,287,669
Hormel Foods Corp. (b)	70,218	3,432,958
J.M. Smucker Co. (The) (b)	28,546	3,297,634
Kellogg Co. (b)	63,502	4,101,594
Kraft Heinz Co. (The)	162,152	4,856,452
Lamb Weston Holdings, Inc. (b)	36,364	2,409,842
McCormick & Co., Inc. (b)	31,017	6,020,400
Mondelez International, Inc. - Class A	357,438	20,534,813
Tyson Foods, Inc. - Class A	73,635	4,379,810

		77,030,946

Gas Utilities—0.0%
Atmos Energy Corp. (b)	30,869	2,950,768

Health Care Equipment & Supplies—3.9%
Abbott Laboratories	443,071	48,219,417
ABIOMED, Inc. (a) (b)	11,273	3,123,297
Align Technology, Inc. (a)	17,942	5,873,493
Baxter International, Inc.	126,683	10,187,847
Becton Dickinson & Co.	72,539	16,878,374
Boston Scientific Corp. (a)	358,023	13,680,059
Cooper Cos., Inc. (The) (b)	12,296	4,145,228
Danaher Corp.	158,000	34,022,140
DENTSPLY SIRONA, Inc.	54,678	2,391,069
DexCom, Inc. (a)	23,959	9,876,619
Edwards Lifesciences Corp. (a)	155,589	12,419,114
Hologic, Inc. (a)	64,810	4,307,921
IDEXX Laboratories, Inc. (a) (b)	21,285	8,367,346
Intuitive Surgical, Inc. (a)	29,286	20,779,588
Medtronic plc	336,387	34,957,337
ResMed, Inc.	36,261	6,216,223
STERIS plc	21,284	3,750,028
Stryker Corp. (b)	81,775	17,039,457
Teleflex, Inc.	11,641	3,962,829
Varian Medical Systems, Inc. (a)	22,805	3,922,460
West Pharmaceutical Services, Inc.	18,479	5,079,877
Zimmer Biomet Holdings, Inc.	51,814	7,053,958

		276,253,681

Health Care Providers & Services—2.6%
AmerisourceBergen Corp.	36,781	3,564,815
Anthem, Inc.	62,939	16,904,786
Cardinal Health, Inc.	73,183	3,435,942

BHFTII-220

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Centene Corp. (a)	145,011	$8,458,492
Cigna Corp.	91,891	15,567,254
CVS Health Corp.	327,500	19,126,000
DaVita, Inc. (a) (b)	18,830	1,612,790
HCA Healthcare, Inc.	65,982	8,226,636
Henry Schein, Inc. (a)	35,727	2,100,033
Humana, Inc.	33,106	13,702,242
Laboratory Corp. of America Holdings (a)	24,374	4,588,893
McKesson Corp.	40,588	6,044,771
Quest Diagnostics, Inc.	33,609	3,847,894
UnitedHealth Group, Inc.	237,820	74,145,141
Universal Health Services, Inc. - Class B	19,444	2,080,897

		183,406,586

Health Care Technology—0.1%
Cerner Corp. (b)	76,421	5,524,474

Hotels, Restaurants & Leisure—1.6%
Carnival Corp. (b)	129,600	1,967,328
Chipotle Mexican Grill, Inc. (a) (b)	6,999	8,704,726
Darden Restaurants, Inc. (b)	32,552	3,279,289
Domino’s Pizza, Inc.	9,847	4,187,732
Hilton Worldwide Holdings, Inc.	69,395	5,920,781
Las Vegas Sands Corp.	82,190	3,834,985
Marriott International, Inc. - Class A	66,550	6,161,199
McDonald’s Corp.	186,210	40,871,233
MGM Resorts International (b)	102,457	2,228,440
Norwegian Cruise Line Holdings, Ltd. (a) (b)	68,973	1,180,128
Royal Caribbean Cruises, Ltd. (b)	44,587	2,886,117
Starbucks Corp.	292,539	25,134,951
Wynn Resorts, Ltd. (b)	24,289	1,744,193
Yum! Brands, Inc. (b)	75,424	6,886,211

		114,987,313

Household Durables—0.4%
DR Horton, Inc.	82,824	6,263,979
Garmin, Ltd.	37,328	3,540,934
Leggett & Platt, Inc. (b)	33,131	1,364,003
Lennar Corp. - Class A (b)	68,722	5,613,213
Mohawk Industries, Inc. (a)	14,965	1,460,434
Newell Brands, Inc. (b)	94,500	1,621,620
NVR, Inc. (a)	871	3,556,398
PulteGroup, Inc.	67,110	3,106,522
Whirlpool Corp. (b)	15,589	2,866,661

		29,393,764

Household Products—1.8%
Church & Dwight Co., Inc.	61,889	5,799,618
Clorox Co. (The) (b)	31,585	6,638,220
Colgate-Palmolive Co.	214,562	16,553,458
Kimberly-Clark Corp.	85,346	12,602,190
Procter & Gamble Co. (The)	623,022	86,593,828

		128,187,314

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	166,447	3,014,355

Industrial Conglomerates—1.1%
3M Co.	144,148	23,089,627
General Electric Co.	2,190,492	13,646,765
Honeywell International, Inc.	175,620	28,908,808
Roper Technologies, Inc.	26,204	10,353,462

		75,998,662

Insurance—1.8%
Aflac, Inc.	165,916	6,031,047
Allstate Corp. (The)	78,156	7,357,606
American International Group, Inc.	215,572	5,934,697
Aon plc - Class A	57,970	11,959,211
Arthur J. Gallagher & Co. (b)	47,922	5,059,605
Assurant, Inc. (b)	14,926	1,810,673
Chubb, Ltd.	112,953	13,116,102
Cincinnati Financial Corp. (b)	37,435	2,918,807
Everest Re Group, Ltd.	10,003	1,975,993
Globe Life, Inc. (b)	24,522	1,959,308
Hartford Financial Services Group, Inc. (The)	89,637	3,304,020
Lincoln National Corp. (b)	45,458	1,424,199
Loews Corp. (b)	59,653	2,072,942
Marsh & McLennan Cos., Inc.	126,757	14,539,028
MetLife, Inc. (c)	193,069	7,176,375
Principal Financial Group, Inc.	63,888	2,572,770
Progressive Corp. (The)	146,494	13,868,587
Prudential Financial, Inc.	98,847	6,278,761
Travelers Cos., Inc. (The)	63,360	6,854,918
Unum Group	50,939	857,303
W.R. Berkley Corp.	35,190	2,151,868
Willis Towers Watson plc	32,246	6,733,610

		125,957,430

Interactive Media & Services—5.5%
Alphabet, Inc. - Class A (a)	75,193	110,202,861
Alphabet, Inc. - Class C (a) (d)	73,472	107,974,451
Facebook, Inc. - Class A (a)	601,667	157,576,587
Twitter, Inc. (a) (b)	197,933	8,808,019

		384,561,918

Internet & Direct Marketing Retail—5.2%
Amazon.com, Inc. (a)	106,545	335,481,438
Booking Holdings, Inc. (a)	10,248	17,531,049
eBay, Inc.	166,386	8,668,710
Etsy, Inc. (a) (b)	29,861	3,631,993
Expedia Group, Inc. (b)	33,959	3,113,701

		368,426,891

IT Services—5.6%
Accenture plc - Class A	159,207	35,979,190
Akamai Technologies, Inc. (a) (b)	40,716	4,500,747
Automatic Data Processing, Inc.	107,598	15,008,845
Broadridge Financial Solutions, Inc.	28,819	3,804,108

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A	135,694	$9,419,877
DXC Technology Co.	63,611	1,135,456
Fidelity National Information Services, Inc.	155,054	22,825,499
Fiserv, Inc. (a)	139,090	14,333,225
FleetCor Technologies, Inc. (a) (b)	21,034	5,008,195
Gartner, Inc. (a)	22,330	2,790,134
Global Payments, Inc.	74,885	13,298,078
International Business Machines Corp.	222,865	27,115,985
Jack Henry & Associates, Inc. (b)	19,179	3,118,314
Leidos Holdings, Inc.	33,448	2,981,889
MasterCard, Inc. - Class A	221,058	74,755,184
Paychex, Inc.	80,174	6,395,480
PayPal Holdings, Inc. (a)	293,616	57,851,161
VeriSign, Inc. (a)	25,293	5,181,271
Visa, Inc. - A Shares (b)	421,920	84,371,342
Western Union Co. (The)	102,852	2,204,118

		392,078,098

Leisure Products—0.0%
Hasbro, Inc.	31,889	2,637,858

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	77,153	7,787,824
Bio-Rad Laboratories, Inc. - Class A (a)	5,353	2,759,258
Illumina, Inc. (a)	36,536	11,292,547
IQVIA Holdings, Inc. (a)	47,865	7,544,960
Mettler-Toledo International, Inc. (a) (b)	5,999	5,793,534
PerkinElmer, Inc.	27,981	3,511,895
Thermo Fisher Scientific, Inc.	98,996	43,708,714
Waters Corp. (a) (b)	15,497	3,032,453

		85,431,185

Machinery—1.6%
Caterpillar, Inc.	135,511	20,211,466
Cummins, Inc.	36,956	7,803,629
Deere & Co.	78,421	17,380,446
Dover Corp.	36,028	3,903,274
Flowserve Corp. (b)	32,572	888,890
Fortive Corp.	84,351	6,428,390
IDEX Corp. (b)	18,896	3,446,819
Illinois Tool Works, Inc.	71,998	13,910,734
Ingersoll Rand, Inc. (a)	92,887	3,306,777
Otis Worldwide Corp.	101,874	6,358,975
PACCAR, Inc. (b)	86,623	7,387,209
Parker-Hannifin Corp.	32,172	6,509,682
Pentair plc	41,518	1,900,279
Snap-on, Inc. (b)	13,630	2,005,382
Stanley Black & Decker, Inc.	39,960	6,481,512
Westinghouse Air Brake Technologies Corp. (b)	44,764	2,769,996
Xylem, Inc. (b)	45,034	3,788,260

		114,481,720

Media—1.3%
Charter Communications, Inc. - Class A (a) (b)	37,431	23,369,670
Comcast Corp. - Class A	1,140,793	52,773,084

Media—(Continued)
Discovery, Inc. - Class A (a) (b)	40,091	872,781
Discovery, Inc. - Class C (a)	77,465	1,518,314
DISH Network Corp. - Class A (a)	61,738	1,792,254
Fox Corp. - Class A (b)	86,004	2,393,491
Fox Corp. - Class B (a)	39,200	1,096,424
Interpublic Group of Cos., Inc. (The)	97,577	1,626,609
News Corp. - Class A	97,344	1,364,763
News Corp. - Class B	30,473	426,013
Omnicom Group, Inc. (b)	53,770	2,661,615
ViacomCBS, Inc. - Class B (b)	141,082	3,951,707

		93,846,725

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (b)	363,414	5,683,795
Newmont Corp.	200,966	12,751,293
Nucor Corp. (b)	75,548	3,389,083

		21,824,171

Multi-Utilities—0.9%
Ameren Corp.	61,831	4,889,596
CenterPoint Energy, Inc. (b)	136,339	2,638,160
CMS Energy Corp. (b)	71,641	4,399,474
Consolidated Edison, Inc. (b)	83,707	6,512,405
Dominion Energy, Inc.	210,242	16,594,401
DTE Energy Co. (b)	48,210	5,546,078
NiSource, Inc. (b)	95,850	2,108,700
Public Service Enterprise Group, Inc. (b)	126,564	6,949,629
Sempra Energy	72,386	8,567,607
WEC Energy Group, Inc. (b)	78,936	7,648,898

		65,854,948

Multiline Retail—0.5%
Dollar General Corp. (b)	62,320	13,063,518
Dollar Tree, Inc. (a)	59,385	5,424,226
Target Corp. (b)	125,278	19,721,263

		38,209,007

Oil, Gas & Consumable Fuels—1.9%
Apache Corp. (b)	94,458	894,517
Cabot Oil & Gas Corp.	99,743	1,731,538
Chevron Corp.	467,293	33,645,096
Concho Resources, Inc.	49,225	2,171,807
ConocoPhillips	268,407	8,814,486
Devon Energy Corp. (b)	95,794	906,211
Diamondback Energy, Inc. (b)	39,495	1,189,589
EOG Resources, Inc.	145,705	5,236,638
Exxon Mobil Corp.	1,058,106	36,324,779
Hess Corp. (b)	68,407	2,799,899
HollyFrontier Corp.	37,300	735,183
Kinder Morgan, Inc.	487,142	6,006,461
Marathon Oil Corp.	197,555	808,000
Marathon Petroleum Corp.	162,835	4,777,579
Noble Energy, Inc.	121,282	1,036,961
Occidental Petroleum Corp. (b)	209,489	2,096,985
ONEOK, Inc.	111,160	2,887,937

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Phillips 66 (b)	109,282	$5,665,179
Pioneer Natural Resources Co.	41,109	3,534,963
Valero Energy Corp.	102,040	4,420,373
Williams Cos., Inc. (The)	303,690	5,967,508

		131,651,689

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	56,448	12,319,776

Pharmaceuticals—4.1%
Bristol-Myers Squibb Co.	564,042	34,006,092
Catalent, Inc. (a)	41,075	3,518,485
Eli Lilly and Co.	198,664	29,406,245
Johnson & Johnson	658,858	98,090,779
Merck & Co., Inc.	632,937	52,502,124
Mylan NV (a)	129,364	1,918,468
Perrigo Co. plc	34,153	1,567,964
Pfizer, Inc.	1,390,597	51,034,910
Zoetis, Inc.	118,904	19,663,155

		291,708,222

Professional Services—0.3%
Equifax, Inc.	30,394	4,768,819
IHS Markit, Ltd. (b)	93,342	7,328,280
Nielsen Holdings plc (b)	89,276	1,265,934
Robert Half International, Inc. (b)	28,687	1,518,690
Verisk Analytics, Inc. (b)	40,637	7,530,442

		22,412,165

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (b)	83,902	3,940,877

Road & Rail—1.0%
CSX Corp.	191,452	14,870,077
J.B. Hunt Transport Services, Inc.	20,858	2,636,034
Kansas City Southern	23,611	4,269,577
Norfolk Southern Corp. (b)	63,841	13,661,335
Old Dominion Freight Line, Inc.	24,077	4,356,011
Union Pacific Corp.	169,878	33,443,882

		73,236,916

Semiconductors & Semiconductor Equipment—5.0%
Advanced Micro Devices, Inc. (a)	293,805	24,089,072
Analog Devices, Inc.	92,481	10,796,232
Applied Materials, Inc.	228,547	13,587,119
Broadcom, Inc.	100,646	36,667,351
Intel Corp.	1,064,304	55,109,661
KLA Corp. (b)	38,904	7,537,261
Lam Research Corp. (b)	36,443	12,089,965
Maxim Integrated Products, Inc.	66,810	4,517,024
Microchip Technology, Inc. (b)	63,175	6,491,863
Micron Technology, Inc. (a)	278,024	13,056,007
NVIDIA Corp.	154,403	83,565,992
Qorvo, Inc. (a)	28,587	3,688,009
QUALCOMM, Inc.	282,346	33,226,477

Semiconductors & Semiconductor Equipment—(Continued)
Skyworks Solutions, Inc.	41,800	6,081,900
Teradyne, Inc.	41,549	3,301,484
Texas Instruments, Inc.	229,213	32,729,324
Xilinx, Inc. (b)	61,139	6,373,129

		352,907,870

Software—9.1%
Adobe, Inc. (a)	120,035	58,868,765
ANSYS, Inc. (a)	21,469	7,025,301
Autodesk, Inc. (a)	54,874	12,676,443
Cadence Design Systems, Inc. (a)	69,767	7,439,255
Citrix Systems, Inc.	30,913	4,257,029
Fortinet, Inc. (a)	33,613	3,959,948
Intuit, Inc.	65,517	21,372,301
Microsoft Corp.	1,893,789	398,320,640
NortonLifeLock, Inc. (b)	147,897	3,082,174
Oracle Corp.	483,796	28,882,621
Paycom Software, Inc. (a) (b)	12,253	3,814,359
Salesforce.com, Inc. (a)	227,726	57,232,098
ServiceNow, Inc. (a)	47,998	23,279,030
Synopsys, Inc. (a) (b)	37,978	8,126,532
Tyler Technologies, Inc. (a) (b)	10,070	3,509,999

		641,846,495

Specialty Retail—2.5%
Advance Auto Parts, Inc.	17,302	2,655,857
AutoZone, Inc. (a)	5,846	6,884,483
Best Buy Co., Inc.	57,647	6,415,535
CarMax, Inc. (a) (b)	40,809	3,750,755
Gap, Inc. (The)	51,419	875,666
Home Depot, Inc. (The)	269,381	74,809,798
L Brands, Inc. (b)	58,414	1,858,149
Lowe’s Cos., Inc.	189,121	31,367,609
O’Reilly Automotive, Inc. (a)	18,535	8,546,118
Ross Stores, Inc. (b)	89,068	8,311,826
Tiffany & Co.	27,031	3,131,541
TJX Cos., Inc. (The)	300,062	16,698,450
Tractor Supply Co.	29,085	4,169,044
Ulta Beauty, Inc. (a) (b)	14,095	3,156,998

		172,631,829

Technology Hardware, Storage & Peripherals—6.9%
Apple, Inc.	4,023,081	465,913,011
Hewlett Packard Enterprise Co. (b)	321,914	3,016,334
HP, Inc.	343,714	6,527,129
NetApp, Inc.	55,556	2,435,575
Seagate Technology plc (b)	55,852	2,751,828
Western Digital Corp. (b)	75,706	2,767,054
Xerox Holdings Corp.	44,777	840,464

		484,251,395

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (b)	87,126	1,372,234
NIKE, Inc. - Class B	311,526	39,108,974
PVH Corp. (b)	17,751	1,058,670

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Ralph Lauren Corp.	12,052	$819,174
Tapestry, Inc.	69,128	1,080,471
Under Armour, Inc. - Class A (a) (b)	47,179	529,820
Under Armour, Inc. - Class C (a) (b)	48,664	478,854
VF Corp.	79,957	5,616,979

		50,065,176

Tobacco—0.7%
Altria Group, Inc.	465,059	17,969,880
Philip Morris International, Inc.	389,707	29,224,128

		47,194,008

Trading Companies & Distributors—0.2%
Fastenal Co.	143,548	6,472,579
United Rentals, Inc. (a) (b)	18,038	3,147,631
WW Grainger, Inc. (b)	11,261	4,017,587

		13,637,797

Water Utilities—0.1%
American Water Works Co., Inc. (b)	45,346	6,569,729

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	145,586	16,649,215

Total Common Stocks (Cost $2,951,789,608)		6,973,926,476

Mutual Fund—0.6%

Investment Company Securities—0.6%
SPDR S&P 500 ETF Trust (b) (Cost $46,170,738)	129,000	43,200,810

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Occidental Petroleum Corp., Expires 08/03/27 (a) (Cost $5)	1	3

Short-Term Investment—0.2%

U.S. Treasury—0.2%
U.S. Treasury Bill 0.070%, 10/29/20 (e)	11,150,000	11,149,155

Total Short-Term Investments (Cost $11,149,393)		11,149,155

Securities Lending Reinvestments (f)—5.8%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.8%
Banco del Estado de Chile 0.250%, 01/04/21	5,000,000	5,000,000
Bank of Montreal (Chicago) 0.261%, 1M LIBOR + 0.110%, 11/13/20 (g)	11,000,000	11,001,089
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (g)	5,000,000	5,002,420
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (g)	8,000,000	8,000,656
Cooperative Rabobank UA 0.303%, 3M LIBOR + 0.050%, 02/22/21 (g)	10,000,000	10,000,000
Credit Agricole S.A. 0.320%, FEDEFF PRV + 0.230%, 01/29/21 (g)	11,000,000	11,004,807
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (g)	12,000,000	12,000,696
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (g)	1,000,000	1,000,576
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (g)	5,000,000	4,994,410
0.281%, SOFR + 0.210%, 02/22/21 (g)	5,000,000	4,994,410
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	11,000,000	11,000,066
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	7,992,957	7,994,240
Mizuho Bank, Ltd. 0.250%, 03/22/21	10,000,000	10,000,480
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (g)	10,000,000	10,002,030
National Westminster Bank plc Zero Coupon, 12/03/20	4,997,501	4,998,100
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (g)	3,000,000	3,001,437
Rabobank International London
0.366%, 1M LIBOR + 0.210%, 01/08/21 (g)	4,000,000	4,000,120
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (g)	5,000,000	5,001,125
Skandinaviska Enskilda Banken AB
0.210%, 03/15/21	10,000,000	9,998,620
0.452%, 3M LIBOR + 0.150%, 10/02/20 (g)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	19,948,002	19,995,200
0.310%, 3M LIBOR + 0.030%, 02/17/21 (g)	5,000,000	5,000,380
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (g)	5,000,000	5,000,060
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (g)	4,000,000	3,999,832
Toronto-Dominion Bank 0.432%, 3M LIBOR + 0.130%, 07/02/21 (g)	10,000,000	10,009,960
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (g)	7,000,000	6,999,209

		196,998,603

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.4%
LMA S.A. & LMA Americas 0.950%, 10/06/20	9,943,528	$9,999,730
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (g)	2,000,000	2,000,130
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (g)	18,000,000	18,000,000

		29,999,860

Master Demand Notes—0.1%
Natixis Financial Products LLC
0.310%, OBFR + 0.230%, 10/01/20 (g)	6,000,000	6,000,000
0.330%, OBFR + 0.250%, 10/01/20 (g)	1,000,000	1,000,000

		7,000,000

Repurchase Agreements—1.7%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $8,012,676; collateralized by various Common Stock with an aggregate market value of $8,890,989.	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $20,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $21,927,282.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $20,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $21,924,813.	20,000,000	20,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $9,300,026; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $9,486,002.	9,300,000	9,300,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,900,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,978,000.	3,900,000	3,900,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $9,351,799; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $9,538,819.	9,351,783	9,351,783
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $5,000,029; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $5,543,351.	5,000,000	5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $10,000,056; collateralized by various Common Stock with an aggregate market value of $11,112,898.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $700,033; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $9,300,470; collateralized by various Common Stock with an aggregate market value of $10,335,681.	9,300,000	9,300,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $15,000,700; collateralized by various Common Stock with an aggregate market value of $16,673,081.	15,000,000	15,000,000

		120,551,783

Mutual Funds—0.8%
AB Government Money Market Portfolio, Institutional Class 0.050% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (h)	50,000,000	50,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (h)	5,000,000	5,000,000

		56,000,000

Total Securities Lending Reinvestments (Cost $410,528,188)		410,550,246

Total Investments—105.6% (Cost $3,419,637,932)		7,438,826,690
Other assets and liabilities (net)—(5.6)%		(396,665,785)

Net Assets—100.0%		$7,042,160,905

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $402,685,554 and the collateral received consisted of cash in the amount of $410,429,512 and non-cash collateral with a value of $1,030,370. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2020, the market value of securities pledged was $29,472,828.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	12/18/20	146	USD	24,469,600	$(403,544)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTII-226

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,973,926,476	$—	$—	$6,973,926,476
Total Mutual Fund*	43,200,810	—	—	43,200,810
Total Warrant*	3	—	—	3
Total Short-Term Investment*	—	11,149,155	—	11,149,155
Securities Lending Reinvestments
Certificates of Deposit	—	196,998,603	—	196,998,603
Commercial Paper	—	29,999,860	—	29,999,860
Master Demand Notes	—	7,000,000	—	7,000,000
Repurchase Agreements	—	120,551,783	—	120,551,783
Mutual Funds	56,000,000	—	—	56,000,000
Total Securities Lending Reinvestments	56,000,000	354,550,246	—	410,550,246
Total Investments	$7,073,127,289	$365,699,401	$—	$7,438,826,690

Collateral for Securities Loaned (Liability)	$—	$(410,429,512)	$—	$(410,429,512)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(403,544)	$—	$—	$(403,544)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-227

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
L3Harris Technologies, Inc.	15,015	$2,550,148
Lockheed Martin Corp.	7,921	3,035,961
Northrop Grumman Corp.	10,958	3,457,139

		9,043,248

Air Freight & Logistics—0.3%
United Parcel Service, Inc. - Class B	11,276	1,878,920

Auto Components—0.6%
Aptiv plc	13,596	1,246,481
Lear Corp.	29,808	3,250,563

		4,497,044

Banks—4.3%
Bank of America Corp.	257,898	6,212,763
JPMorgan Chase & Co.	101,511	9,772,464
PNC Financial Services Group, Inc. (The)	19,270	2,117,966
Truist Financial Corp.	207,228	7,885,025
U.S. Bancorp	120,296	4,312,611

		30,300,829

Beverages—0.7%
Diageo plc	81,727	2,799,820
PepsiCo, Inc.	17,653	2,446,706

		5,246,526

Building Products—2.0%
Johnson Controls International plc	133,249	5,443,222
Masco Corp.	114,397	6,306,707
Trane Technologies plc	19,353	2,346,551

		14,096,480

Capital Markets—4.6%
BlackRock, Inc.	5,536	3,119,813
Blackstone Group, Inc. (The) - Class A	36,800	1,920,960
Cboe Global Markets, Inc.	27,637	2,424,870
Charles Schwab Corp. (The)	115,141	4,171,558
Goldman Sachs Group, Inc. (The)	52,640	10,579,061
Invesco, Ltd.	108,796	1,241,362
Nasdaq, Inc.	19,189	2,354,682
Northern Trust Corp.	27,550	2,148,074
T. Rowe Price Group, Inc.	15,812	2,027,415
TD Ameritrade Holding Corp.	64,308	2,517,658

		32,505,453

Chemicals—1.3%
Axalta Coating Systems, Ltd. (a)	87,258	1,934,510
DuPont de Nemours, Inc.	41,395	2,296,594
PPG Industries, Inc.	40,013	4,884,787

		9,115,891

Construction Materials—0.2%
Vulcan Materials Co. (b)	10,985	1,488,907

Distributors—0.2%
LKQ Corp. (a)	49,298	1,367,034

Electric Utilities—2.1%
Duke Energy Corp. (b)	70,974	6,285,457
Exelon Corp.	78,774	2,816,958
Pinnacle West Capital Corp.	13,898	1,036,096
Southern Co. (The)	78,908	4,278,392

		14,416,903

Electrical Equipment—1.2%
Eaton Corp. plc	84,892	8,661,531

Entertainment—0.3%
Electronic Arts, Inc. (a)	15,846	2,066,477

Equity Real Estate Investment Trusts—0.5%
Public Storage	5,546	1,235,205
STORE Capital Corp. (b)	90,865	2,492,427

		3,727,632

Food & Staples Retailing—0.7%
Walmart, Inc.	33,242	4,650,888

Food Products—2.4%
Archer-Daniels-Midland Co.	68,064	3,164,296
Danone S.A.	41,596	2,690,475
General Mills, Inc.	45,190	2,787,319
J.M. Smucker Co. (The) (b)	12,935	1,494,251
Mondelez International, Inc. - Class A	37,220	2,138,289
Nestle S.A.	37,569	4,457,152

		16,731,782

Health Care Equipment & Supplies—2.6%
Becton Dickinson & Co.	11,224	2,611,600
Danaher Corp.	36,526	7,865,144
Medtronic plc	78,261	8,132,883

		18,609,627

Health Care Providers & Services—2.7%
Cigna Corp.	59,281	10,042,794
McKesson Corp.	27,389	4,079,044
Quest Diagnostics, Inc. (b)	40,517	4,638,791

		18,760,629

Hotels, Restaurants & Leisure—0.5%
Starbucks Corp.	37,406	3,213,924

Household Products—0.9%
Colgate-Palmolive Co.	42,278	3,261,748
Kimberly-Clark Corp.	20,618	3,044,454

		6,306,202

BHFTII-228

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.6%
3M Co.	22,631	$3,625,034
Honeywell International, Inc.	45,197	7,439,878

		11,064,912

Insurance—3.0%
Aon plc - Class A	30,903	6,375,289
Chubb, Ltd.	48,978	5,687,325
Marsh & McLennan Cos., Inc.	21,164	2,427,511
Reinsurance Group of America, Inc.	12,791	1,217,575
Travelers Cos., Inc. (The)	33,597	3,634,859
Willis Towers Watson plc	8,730	1,822,999

		21,165,558

Interactive Media & Services—0.4%
Alphabet, Inc. - Class A (a)	1,800	2,638,080

IT Services—2.4%
Accenture plc - Class A	30,531	6,899,700
Amdocs, Ltd.	38,312	2,199,492
Fidelity National Information Services, Inc.	24,566	3,616,361
Fiserv, Inc. (a)	37,840	3,899,412

		16,614,965

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	11,995	5,296,032

Machinery—1.2%
Caterpillar, Inc.	18,795	2,803,274
Ingersoll Rand, Inc. (a)	65,320	2,325,392
Otis Worldwide Corp.	18,332	1,144,283
Stanley Black & Decker, Inc.	15,474	2,509,883

		8,782,832

Media—2.2%
Comcast Corp. - Class A	327,874	15,167,451
Omnicom Group, Inc. (b)	11,755	581,873

		15,749,324

Metals & Mining—0.2%
Rio Tinto plc	23,955	1,445,399

Multi-Utilities—0.3%
Public Service Enterprise Group, Inc. (b)	21,003	1,153,275
Sempra Energy	8,480	1,003,693

		2,156,968

Multiline Retail—0.6%
Target Corp.	28,971	4,560,615

Oil, Gas & Consumable Fuels—1.2%
BP plc	293,188	851,243
ConocoPhillips	45,879	1,506,666
Enterprise Products Partners L.P.	123,958	1,957,297

Oil, Gas & Consumable Fuels—(Continued)
Hess Corp. (b)	55,365	2,266,089
Pioneer Natural Resources Co.	9,137	785,691
Valero Energy Corp. (b)	21,727	941,214

		8,308,200

Pharmaceuticals—4.9%
Bayer AG	24,384	1,524,016
Eli Lilly and Co.	21,076	3,119,670
Johnson & Johnson	95,956	14,285,929
Merck & Co., Inc.	101,015	8,379,194
Pfizer, Inc.	76,095	2,792,687
Roche Holding AG	12,008	4,108,264

		34,209,760

Professional Services—0.3%
Equifax, Inc.	15,104	2,369,818

Road & Rail—1.3%
Union Pacific Corp.	47,145	9,281,436

Semiconductors & Semiconductor Equipment—3.2%
Applied Materials, Inc.	39,287	2,335,612
Intel Corp.	128,545	6,656,060
NXP Semiconductors NV	21,624	2,698,892
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	65,434	5,304,734
Texas Instruments, Inc.	40,890	5,838,683

		22,833,981

Software—3.1%
Adobe, Inc. (a)	8,782	4,306,956
Microsoft Corp.	71,857	15,113,683
Oracle Corp.	44,236	2,640,889

		22,061,528

Specialty Retail—0.5%
Home Depot, Inc. (The)	11,450	3,179,779

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	61,948	7,174,198

Tobacco—1.1%
Altria Group, Inc.	13,462	520,172
Philip Morris International, Inc.	92,004	6,899,380

		7,419,552

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (a)	24,500	2,801,820

Total Common Stocks (Cost $331,089,125)		415,800,684

BHFTII-229

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—16.5%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—12.2%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	38,303	$40,087
2.500%, 06/01/35	625,336	653,234
3.000%, 11/01/28	105,388	112,256
3.000%, 09/01/30	69,008	72,537
3.000%, 12/01/31	849,352	918,775
3.000%, 08/01/33	60,416	63,348
3.000%, 10/01/33	750,010	787,256
3.000%, 12/01/33	98,941	103,880
5.500%, 01/01/21	415	416
5.500%, 03/01/21	341	342
6.000%, 01/01/21	801	803
6.000%, 05/01/21	746	750
Fannie Mae 20 Yr. Pool
3.000%, 07/01/37	157,566	165,675
3.000%, 11/01/37	305,059	320,815
3.500%, 04/01/38	292,605	310,397
Fannie Mae 30 Yr. Pool
2.500%, 02/01/50	499,064	526,424
2.500%, 06/01/50	50,365	54,362
2.500%, 07/01/50	494,640	530,427
3.000%, 09/01/46	154,432	166,660
3.000%, 10/01/46	613,521	662,102
3.000%, 11/01/46	798,355	861,572
3.000%, 06/01/50	114,545	124,340
3.000%, 07/01/50	270,101	283,962
3.000%, 08/01/50	914,805	962,053
3.000%, 09/01/50	473,035	497,035
3.500%, 11/01/41	35,210	38,843
3.500%, 01/01/42	478,315	528,496
3.500%, 01/01/43	169,375	183,761
3.500%, 04/01/43	581,975	631,326
3.500%, 05/01/43	586,734	629,706
3.500%, 07/01/43	800,762	867,005
3.500%, 08/01/43	258,372	280,011
3.500%, 09/01/43	1,071,524	1,160,078
3.500%, 02/01/45	817,245	901,948
3.500%, 09/01/45	775,396	827,295
3.500%, 10/01/45	612,212	670,462
3.500%, 01/01/46	201,800	222,521
3.500%, 05/01/46	340,773	368,657
3.500%, 07/01/46	834,972	911,578
3.500%, 10/01/46	210,766	224,814
3.500%, 12/01/46	630,357	669,547
3.500%, 01/01/47	84,500	89,494
3.500%, 11/01/48	41,247	43,657
4.000%, 09/01/40	729,357	802,639
4.000%, 11/01/40	169,964	187,169
4.000%, 12/01/40	381,731	419,060
4.000%, 02/01/41	471,507	519,774
4.000%, 06/01/41	420,928	459,281
4.000%, 11/01/41	156,521	172,785
4.000%, 01/01/42	1,085,593	1,194,568
4.000%, 04/01/42	156,463	172,813
4.000%, 10/01/42	127,432	140,825

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/42	131,134	144,423
4.000%, 01/01/43	166,029	183,214
4.000%, 04/01/43	40,335	44,446
4.000%, 05/01/43	289,744	320,118
4.000%, 06/01/43	186,672	204,948
4.000%, 07/01/43	153,400	167,123
4.000%, 04/01/44	94,545	104,120
4.000%, 05/01/44	334,211	368,961
4.000%, 11/01/44	138,847	150,664
4.000%, 06/01/47	528,475	566,763
4.500%, 08/01/33	94,798	104,420
4.500%, 03/01/34	274,178	302,310
4.500%, 01/01/40	91,392	102,507
4.500%, 08/01/40	24,183	27,176
4.500%, 02/01/41	150,450	169,056
4.500%, 04/01/41	284,194	319,323
4.500%, 11/01/42	84,404	94,716
4.500%, 01/01/43	203,758	229,701
4.500%, 04/01/44	1,181,432	1,325,008
4.500%, 06/01/44	116,455	130,618
5.000%, 11/01/33	54,487	62,628
5.000%, 03/01/34	45,389	52,151
5.000%, 05/01/34	17,346	19,933
5.000%, 08/01/34	18,208	20,939
5.000%, 09/01/34	71,094	81,696
5.000%, 06/01/35	46,533	53,481
5.000%, 07/01/35	143,827	165,282
5.000%, 08/01/35	44,485	51,177
5.000%, 09/01/35	32,288	37,191
5.000%, 10/01/35	119,158	136,942
5.000%, 07/01/39	124,718	142,841
5.000%, 10/01/39	62,624	72,054
5.000%, 11/01/39	38,319	44,142
5.000%, 11/01/40	53,833	61,141
5.000%, 01/01/41	5,886	6,450
5.000%, 03/01/41	31,810	36,559
5.500%, 02/01/33	13,846	15,724
5.500%, 05/01/33	2,142	2,377
5.500%, 06/01/33	102,286	120,228
5.500%, 07/01/33	87,890	103,372
5.500%, 11/01/33	53,969	63,519
5.500%, 12/01/33	10,657	11,828
5.500%, 01/01/34	67,994	77,342
5.500%, 02/01/34	71,803	83,584
5.500%, 03/01/34	22,947	26,149
5.500%, 04/01/34	32,251	35,885
5.500%, 05/01/34	171,308	199,924
5.500%, 06/01/34	208,175	244,232
5.500%, 07/01/34	64,990	73,519
5.500%, 09/01/34	193,336	217,548
5.500%, 10/01/34	230,043	264,783
5.500%, 11/01/34	291,919	338,896
5.500%, 12/01/34	136,473	159,920
5.500%, 01/01/35	191,278	222,917
5.500%, 04/01/35	40,530	47,544

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 07/01/35	15,677	$17,391
5.500%, 08/01/35	7,095	7,867
5.500%, 09/01/35	130,991	153,417
6.000%, 02/01/32	53,503	60,531
6.000%, 03/01/34	12,854	14,646
6.000%, 04/01/34	139,670	162,262
6.000%, 06/01/34	149,521	174,338
6.000%, 07/01/34	109,773	128,107
6.000%, 08/01/34	149,713	173,518
6.000%, 10/01/34	97,372	114,793
6.000%, 11/01/34	26,479	29,958
6.000%, 12/01/34	7,793	8,694
6.000%, 08/01/35	18,615	21,218
6.000%, 09/01/35	22,312	25,951
6.000%, 10/01/35	43,760	50,072
6.000%, 11/01/35	8,352	9,327
6.000%, 12/01/35	49,813	57,901
6.000%, 02/01/36	49,178	54,940
6.000%, 04/01/36	38,352	43,687
6.000%, 06/01/36	7,343	8,686
6.000%, 07/01/37	68,037	78,666
6.500%, 06/01/31	19,343	21,952
6.500%, 07/01/31	3,445	3,853
6.500%, 09/01/31	20,783	23,796
6.500%, 02/01/32	10,295	11,948
6.500%, 07/01/32	50,528	59,172
6.500%, 08/01/32	39,573	44,929
6.500%, 01/01/33	22,627	26,221
6.500%, 04/01/34	39,852	45,486
6.500%, 06/01/34	10,791	12,569
6.500%, 08/01/34	13,133	14,688
6.500%, 04/01/36	10,969	12,268
6.500%, 05/01/36	34,272	40,558
6.500%, 02/01/37	53,205	62,401
6.500%, 05/01/37	28,895	33,690
6.500%, 07/01/37	32,854	38,171
Fannie Mae Pool
2.280%, 11/01/26	148,831	159,437
2.410%, 05/01/23	85,996	89,344
2.550%, 05/01/23	137,921	143,768
2.700%, 07/01/25	121,000	131,052
5.000%, 03/01/26	79,725	92,310
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	51,343	51,960
2.000%, 05/25/44	104,947	107,672
2.000%, 02/25/46	140,327	145,739
2.000%, 04/25/46	111,291	115,480
3.000%, 02/25/33 (c)	121,438	13,164
3.250%, 05/25/40	65,803	71,276
3.500%, 05/25/25	169,545	174,872
4.000%, 10/25/40	75,054	83,733
4.000%, 07/25/46 (c)	130,975	24,538
5.000%, 03/25/25	24,585	26,032
5.500%, 02/15/36 (c)	30,441	5,924

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO) 2.670%, 12/25/26 (d)	511,000	556,177
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	71,029	75,536
6.000%, 05/01/21	364	366
6.000%, 10/01/21	3,674	3,701
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	536,470	561,867
3.500%, 11/01/37	354,403	376,181
3.500%, 05/01/38	91,932	96,838
4.000%, 08/01/37	72,153	78,136
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	383,548	407,872
3.000%, 04/01/43	914,985	997,794
3.000%, 05/01/43	806,609	881,660
3.000%, 05/01/46	386,368	417,055
3.000%, 10/01/46	775,493	837,092
3.000%, 11/01/46	1,458,522	1,561,776
3.000%, 03/01/48	122,741	128,544
3.500%, 02/01/42	346,360	382,211
3.500%, 04/01/42	247,953	279,106
3.500%, 12/01/42	568,690	627,052
3.500%, 04/01/43	165,502	183,047
3.500%, 07/01/43	34,363	37,259
3.500%, 08/01/43	367,408	397,792
3.500%, 12/01/45	310,692	331,608
3.500%, 11/01/46	268,551	284,839
3.500%, 12/01/46	1,368,921	1,457,296
3.500%, 01/01/47	888,539	945,655
4.000%, 11/01/40	390,506	428,598
4.000%, 01/01/41	839,698	924,309
4.000%, 04/01/44	261,501	287,630
4.000%, 08/01/47	626,682	671,665
4.500%, 04/01/35	24,535	27,051
4.500%, 07/01/39	129,980	145,806
4.500%, 09/01/39	75,235	84,653
4.500%, 10/01/39	42,098	47,234
4.500%, 12/01/39	64,873	72,835
4.500%, 05/01/42	119,386	133,981
5.000%, 09/01/33	107,219	123,409
5.000%, 03/01/34	24,595	28,178
5.000%, 04/01/34	19,481	22,427
5.000%, 08/01/35	25,376	29,169
5.000%, 10/01/35	61,892	71,210
5.000%, 11/01/35	38,066	43,786
5.000%, 12/01/36	29,074	33,458
5.000%, 07/01/39	202,035	231,922
5.500%, 12/01/33	140,849	165,650
5.500%, 01/01/34	84,921	99,942
5.500%, 04/01/34	10,035	11,134
5.500%, 11/01/34	12,164	13,934
5.500%, 12/01/34	7,437	8,251
5.500%, 05/01/35	21,896	24,678
5.500%, 09/01/35	29,370	33,083
5.500%, 10/01/35	19,615	21,932

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 04/01/34	53,319	$60,064
6.000%, 07/01/34	22,371	25,416
6.000%, 08/01/34	161,070	189,660
6.000%, 09/01/34	2,309	2,578
6.000%, 07/01/35	24,528	29,063
6.000%, 08/01/35	29,995	35,506
6.000%, 11/01/35	31,804	37,641
6.000%, 03/01/36	18,156	20,316
6.000%, 10/01/36	24,353	28,176
6.000%, 05/01/37	36,938	42,659
6.000%, 06/01/37	22,493	25,993
6.500%, 05/01/34	11,181	12,825
6.500%, 06/01/34	51,487	59,098
6.500%, 08/01/34	44,787	50,108
6.500%, 10/01/34	41,199	47,390
6.500%, 11/01/34	39,092	43,735
6.500%, 05/01/37	16,105	18,019
6.500%, 07/01/37	42,340	48,516
Freddie Mac 30 Yr. Pool
3.000%, 05/01/50	143,973	156,831
3.000%, 07/01/50	36,779	39,455
Freddie Mac Multifamily Structured Pass-Through Certificates
0.325%, 11/25/27 (c) (d)	5,207,000	79,579
0.371%, 12/25/27 (c) (d)	3,235,000	61,074
0.400%, 11/25/24 (c) (d)	4,908,000	57,389
0.406%, 09/25/27 (c) (d)	3,341,000	68,887
0.413%, 12/25/27 (c) (d)	3,579,000	77,311
0.419%, 11/25/27 (c) (d)	3,671,184	69,596
0.431%, 08/25/24 (c) (d)	4,897,000	65,776
0.445%, 11/25/32 (c) (d)	2,791,431	81,089
0.456%, 11/25/27 (c) (d)	3,343,120	74,411
0.461%, 08/25/27 (c) (d)	3,107,000	73,831
0.489%, 10/25/24 (c) (d)	6,372,673	77,274
0.494%, 12/25/27 (c) (d)	5,693,298	137,790
0.528%, 08/25/24 (c) (d)	8,863,802	117,067
0.565%, 08/25/27 (c) (d)	2,124,682	57,849
0.631%, 07/25/24 (c) (d)	4,483,000	84,695
0.712%, 07/25/27 (c) (d)	3,862,567	138,470
0.733%, 07/25/24 (c) (d)	1,607,171	28,825
0.773%, 06/25/27 (c) (d)	4,356,000	187,694
0.888%, 06/25/27 (c) (d)	1,470,772	65,567
1.022%, 04/25/24 (c) (d)	1,825,131	44,530
1.218%, 07/25/29 (c) (d)	256,728	21,594
1.270%, 08/25/29 (c) (d)	1,596,432	140,503
1.436%, 06/25/30 (c) (d)	396,103	46,442
1.600%, 09/25/30 (c) (d)	357,560	50,607
1.766%, 05/25/30 (c) (d)	384,386	55,335
1.906%, 05/25/30 (c) (d)	1,002,928	154,586
1.916%, 04/25/30 (c) (d)	300,000	45,802
1.985%, 04/25/30 (c) (d)	808,011	128,697
2.510%, 11/25/22	489,000	506,967
2.670%, 12/25/24	507,000	547,348
2.791%, 01/25/22	474,000	485,376
3.010%, 07/25/25	134,000	147,698
3.060%, 07/25/23 (d)	59,000	62,736

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.064%, 08/25/24 (d)	255,000	276,039
3.111%, 02/25/23	695,000	732,768
3.117%, 06/25/27	354,000	401,126
3.151%, 11/25/25	317,000	352,942
3.171%, 10/25/24	424,000	464,798
3.187%, 09/25/27 (d)	242,000	277,783
3.250%, 04/25/23 (d)	803,000	851,456
3.320%, 02/25/23	227,000	240,682
3.458%, 08/25/23 (d)	566,000	609,465
3.650%, 02/25/28 (d)	285,000	335,108
3.900%, 04/25/28	528,000	632,387
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	68,852	74,453
3.000%, 07/15/41	122,612	128,217
3.500%, 06/15/42	61,000	69,622
4.500%, 12/15/40 (c)	31,572	3,020
5.000%, 01/15/40	90,244	103,856
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	296,301	331,547
3.500%, 02/15/42	68,859	73,593
4.500%, 09/15/33	49,736	55,057
4.500%, 11/15/39	118,111	130,264
4.500%, 03/15/40	170,398	194,530
4.500%, 04/15/40	172,382	191,463
4.500%, 06/15/40	67,160	74,968
5.000%, 03/15/34	15,877	17,991
5.000%, 06/15/34	40,098	45,633
5.000%, 12/15/34	18,327	20,975
5.000%, 06/15/35	6,530	7,154
5.500%, 11/15/32	55,719	61,587
5.500%, 08/15/33	120,912	135,882
5.500%, 12/15/33	77,238	90,330
5.500%, 09/15/34	56,698	64,761
5.500%, 10/15/35	8,670	9,729
6.000%, 12/15/28	21,000	24,120
6.000%, 12/15/31	15,123	17,670
6.000%, 03/15/32	986	1,099
6.000%, 10/15/32	101,106	120,538
6.000%, 01/15/33	18,315	20,441
6.000%, 02/15/33	1,324	1,513
6.000%, 04/15/33	102,023	121,625
6.000%, 08/15/33	525	585
6.000%, 07/15/34	52,254	61,782
6.000%, 09/15/34	22,206	24,754
6.000%, 01/15/38	63,722	75,339
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (e)	800,000	831,000
2.500%, TBA (e)	1,425,000	1,495,771
3.000%, 04/20/45	220,578	233,807
3.000%, 04/20/46	107,062	113,337
3.000%, 08/20/46	114,649	121,335
3.000%, 09/20/46	261,609	276,771
3.000%, 11/20/47	1,332,043	1,407,202
3.000%, 01/20/48	1,836,150	1,939,243
3.000%, 02/20/48	111,537	116,761

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 04/20/48	36,447	$38,186
3.000%, 08/20/50	224,471	237,210
3.000%, 09/20/50	350,000	370,510
3.000%, TBA (e)	125,000	130,879
3.500%, 06/20/43	424,612	460,363
3.500%, 07/20/43	533,174	578,092
3.500%, 11/20/47	114,784	122,499
3.500%, 03/20/48	1,352,677	1,433,573
4.000%, 01/20/41	490,073	538,980
4.000%, 02/20/41	120,872	132,881
4.000%, 04/20/41	94,460	103,097
4.000%, 02/20/42	123,747	135,051
4.000%, TBA (e)	50,000	53,125
4.500%, 07/20/33	7,817	8,593
4.500%, 09/20/33	5,717	6,351
4.500%, 12/20/34	3,297	3,623
4.500%, 03/20/35	25,052	27,831
4.500%, 01/20/41	127,763	143,701
5.000%, 07/20/33	19,364	22,079
6.000%, 01/20/35	23,989	27,582
6.000%, 02/20/35	11,514	13,239
6.000%, 04/20/35	22,059	25,382
Government National Mortgage Association (CMO)
0.636%, 02/16/59 (c) (d)	1,676,851	82,357
2.500%, 07/20/32	125,000	132,671
4.000%, 07/20/41	80,000	89,129
4.500%, 09/20/41	57,164	62,954
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (e)	550,000	562,200
2.000%, TBA (e)	825,000	857,024
2.500%, TBA (e)	1,850,000	1,931,199
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (e)	2,575,000	2,657,829
2.500%, TBA (e)	3,090,000	3,236,422
3.000%, TBA (e)	2,325,000	2,435,528
3.500%, TBA (e)	825,000	869,763

		85,536,718

U.S. Treasury—4.3%
U.S. Treasury Bonds
2.375%, 11/15/49	4,130,000	5,042,311
2.500%, 02/15/45	68,000	83,691
2.875%, 05/15/43	988,000	1,290,035
2.875%, 11/15/46	2,439,000	3,223,577
3.000%, 02/15/48	2,332,000	3,169,060
3.500%, 02/15/39	1,093,000	1,534,299
U.S. Treasury Notes
1.375%, 01/31/22	11,000,000	11,179,609
1.750%, 11/30/21	4,950,000	5,042,232

		30,564,814

Total U.S. Treasury & Government Agencies (Cost $111,261,490)		116,101,532

Corporate Bonds & Notes—16.2%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
BAE Systems plc 3.400%, 04/15/30 (144A)	336,000	375,985
L3Harris Technologies, Inc. 3.850%, 06/15/23	792,000	857,411
Lockheed Martin Corp. 2.800%, 06/15/50 (b)	131,000	136,075
Raytheon Technologies Corp. 4.125%, 11/16/28	562,000	665,080

		2,034,551

Agriculture—0.0%
BAT Capital Corp. 4.906%, 04/02/30 (b)	161,000	189,771

Auto Manufacturers—0.4%
General Motors Co. 6.750%, 04/01/46	374,000	460,529
General Motors Financial Co., Inc.
2.750%, 06/20/25	355,000	363,634
4.350%, 04/09/25	203,000	220,178
Hyundai Capital America
2.650%, 02/10/25 (144A)	324,000	333,591
3.000%, 02/10/27 (144A)	562,000	580,400
Toyota Motor Credit Corp. 3.375%, 04/01/30	392,000	451,356
Volkswagen Group of America Finance LLC 3.350%, 05/13/25 (144A) (b)	305,000	332,976

		2,742,664

Auto Parts & Equipment—0.3%
Lear Corp.
3.800%, 09/15/27	801,000	844,957
4.250%, 05/15/29	275,000	297,234
Magna International, Inc. 2.450%, 06/15/30	766,000	806,622

		1,948,813

Banks—2.5%
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (d)	682,000	695,585
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	510,000	535,462
3.366%, 3M LIBOR + 0.810%, 01/23/26 (d)	591,000	643,942
3.500%, 04/19/26	496,000	555,834
4.100%, 07/24/23	1,270,000	1,393,179
4.125%, 01/22/24	1,357,000	1,502,783
Bank of New York Mellon Corp. (The) 1.600%, 04/24/25	631,000	655,072
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	873,180
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (d)	980,000	1,030,746
Goldman Sachs Group, Inc. (The) 2.600%, 02/07/30	980,000	1,034,073

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
2.956%, SOFR + 2.515%, 05/13/31 (d)	192,000	$205,231
3.109%, SOFR + 2.460%, 04/22/41 (d)	983,000	1,070,566
3.782%, 3M LIBOR + 1.337%, 02/01/28 (d)	1,362,000	1,539,754
3.897%, 3M LIBOR + 1.220%, 01/23/49 (d)	400,000	481,059
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (d)	1,442,000	1,539,479
3.125%, 01/23/23	132,000	139,584
3.875%, 04/29/24	557,000	613,794
4.000%, 07/23/25	396,000	446,828
National Securities Clearing Corp. 1.500%, 04/23/25 (144A)	442,000	455,640
PNC Bank N.A. 2.700%, 10/22/29	250,000	270,421
Royal Bank of Canada 1.150%, 06/10/25 (b)	954,000	966,109
State Street Corp. 2.901%, SOFR + 2.600%, 03/30/26 (144A) (d)	142,000	154,320
Truist Bank 2.250%, 03/11/30	946,000	973,834

		17,776,475

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	706,000	1,138,712
Constellation Brands, Inc. 3.500%, 05/09/27	1,077,000	1,203,415
Diageo Capital plc 2.375%, 10/24/29	835,000	889,735
Keurig Dr Pepper, Inc.
3.200%, 05/01/30	123,000	137,315
3.800%, 05/01/50	252,000	289,252
PepsiCo, Inc. 3.500%, 03/19/40	197,000	232,869

		3,891,298

Building Materials—0.3%
Carrier Global Corp. 3.377%, 04/05/40 (144A)	326,000	340,246
CRH America Finance, Inc.
4.500%, 04/04/48 (144A)	362,000	418,758
Martin Marietta Materials, Inc.
2.500%, 03/15/30	78,000	81,175
3.500%, 12/15/27	297,000	333,640
Masco Corp. 4.375%, 04/01/26	623,000	724,395
Vulcan Materials Co. 3.500%, 06/01/30	132,000	147,731

		2,045,945

Chemicals—0.1%
Sherwin-Williams Co. (The) 4.500%, 06/01/47	402,000	499,689

Commercial Services—0.6%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	672,000	969,846
Experian Finance plc 4.250%, 02/01/29 (144A)	533,000	633,123
IHS Markit, Ltd.
3.625%, 05/01/24	121,000	130,789
4.000%, 03/01/26 (144A)	627,000	699,105
4.250%, 05/01/29	181,000	209,975
4.750%, 02/15/25 (144A)	191,000	216,395
RELX Capital, Inc. 3.000%, 05/22/30	214,000	234,014
Verisk Analytices, Inc. 4.125%, 03/15/29	762,000	898,097

		3,991,344

Computers—0.3%
Apple, Inc.
2.050%, 09/11/26	131,000	140,028
2.850%, 05/11/24 (b)	654,000	704,151
3.850%, 05/04/43	370,000	460,612
3.850%, 08/04/46	326,000	406,944
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	583,000	658,877

		2,370,612

Cosmetics/Personal Care—0.0%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	317,000	346,129

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 (b)	320,000	292,975
4.875%, 01/16/24	150,000	155,321
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	248,000	221,135
4.375%, 05/01/26 (144A)	243,000	230,483
Capital One Financial Corp. 3.750%, 03/09/27	621,000	689,201
E*TRADE Financial Corp.
2.950%, 08/24/22	247,000	257,311
4.500%, 06/20/28	348,000	407,874
Intercontinental Exchange, Inc.
1.850%, 09/15/32	219,000	217,853
2.100%, 06/15/30	737,000	761,684
2.350%, 09/15/22	135,000	139,770
4.000%, 10/15/23	350,000	384,783
Raymond James Financial, Inc. 4.950%, 07/15/46	778,000	1,004,133
Visa, Inc. 3.150%, 12/14/25 (b)	1,511,000	1,690,204
Western Union Co. (The) 2.850%, 01/10/25	198,000	208,686

		6,661,413

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—1.1%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	$479,723
Duke Energy Corp. 2.650%, 09/01/26	131,000	141,764
Enel Finance International NV
2.650%, 09/10/24 (144A)	334,000	354,068
4.875%, 06/14/29 (144A)	496,000	607,968
Evergy, Inc. 2.900%, 09/15/29	566,000	607,111
Exelon Corp. 4.050%, 04/15/30	660,000	771,896
FirstEnergy Corp. 3.400%, 03/01/50 (b)	374,000	362,485
Georgia Power Co. 3.700%, 01/30/50	51,000	56,577
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	474,000	541,768
Northern States Power Co. 2.600%, 06/01/51	657,000	665,243
Oncor Electric Delivery Co. LLC 5.750%, 03/15/29	795,000	1,044,203
Pacific Gas and Electric Co.
2.100%, 08/01/27	166,000	161,317
3.300%, 08/01/40	319,000	291,354
PPL Capital Funding, Inc.
3.400%, 06/01/23 (b)	480,000	511,133
5.000%, 03/15/44	296,000	368,709
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	335,000	384,452
3.500%, 12/01/49	390,000	432,222

		7,781,993

Electronics—0.2%
Roper Technologies, Inc.
2.000%, 06/30/30	526,000	536,198
2.950%, 09/15/29	167,000	183,705
4.200%, 09/15/28 (b)	281,000	335,256

		1,055,159

Environmental Control—0.1%
Republic Services, Inc.
1.450%, 02/15/31	344,000	338,986
3.950%, 05/15/28	446,000	525,477

		864,463

Food—0.2%
General Mills, Inc.
2.875%, 04/15/30	152,000	166,669
4.000%, 04/17/25	729,000	827,565
Mondelez International, Inc. 1.500%, 02/04/31	174,000	169,521

		1,163,755

Gas—0.3%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	1,228,000	1,355,057
4.250%, 07/15/27 (144A)	93,000	105,098
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A)	457,000	472,961
NiSource, Inc. 5.650%, 02/01/45	176,000	242,892

		2,176,008

Healthcare-Products—0.8%
Abbott Laboratories 4.900%, 11/30/46	674,000	948,220
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	211,656
3.800%, 09/23/49 (144A)	462,000	521,126
Boston Scientific Corp. 3.750%, 03/01/26	813,000	926,266
Danaher Corp. 2.600%, 10/01/50	390,000	379,940
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	851,000	947,111
3.200%, 08/15/27	867,000	975,499
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	955,000	1,055,543

		5,965,361

Healthcare-Services—0.5%
HCA, Inc. 5.125%, 06/15/39	645,000	781,505
Laboratory Corp. of America Holdings
3.200%, 02/01/22	213,000	220,385
3.250%, 09/01/24	558,000	608,186
4.700%, 02/01/45	236,000	299,809
Northwell Healthcare, Inc.
3.979%, 11/01/46	57,000	62,218
4.260%, 11/01/47	456,000	522,384
UnitedHealth Group, Inc.
3.500%, 08/15/39	250,000	286,696
3.700%, 08/15/49	653,000	779,414

		3,560,597

Household Products/Wares—0.2%
Kimberly-Clark Corp. 3.100%, 03/26/30	88,000	100,652
Reckitt Benckiser Treasury Services plc
2.750%, 06/26/24 (144A)	348,000	370,457
3.625%, 09/21/23 (144A)	1,070,000	1,156,191

		1,627,300

Insurance—0.5%
AIA Group, Ltd. 3.375%, 04/07/30 (144A)	224,000	251,125
American International Group, Inc. 4.125%, 02/15/24	750,000	832,133

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Aon Corp. 3.750%, 05/02/29	801,000	$923,382
Hartford Financial Services Group, Inc. (The) 3.600%, 08/19/49	325,000	360,084
Liberty Mutual Group, Inc. 3.951%, 10/15/50 (144A)	407,000	453,313
Marsh & McLennan Cos., Inc. 4.750%, 03/15/39	298,000	391,629

		3,211,666

Internet—0.4%
Alphabet, Inc. 1.900%, 08/15/40 (b)	327,000	313,503
Amazon.com, Inc. 2.500%, 06/03/50	546,000	554,209
Booking Holdings, Inc.
2.750%, 03/15/23	1,244,000	1,305,763
4.500%, 04/13/27	158,000	185,419
Tencent Holdings, Ltd. 2.390%, 06/03/30 (144A)	548,000	556,839

		2,915,733

Investment Companies—0.3%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,866,591

Lodging—0.2%
Las Vegas Sands Corp. 3.900%, 08/08/29	326,000	326,095
Marriott International, Inc.
4.000%, 04/15/28	698,000	713,898
4.625%, 06/15/30	87,000	93,099

		1,133,092

Machinery-Diversified—0.3%
CNH Industrial Capital LLC
1.875%, 01/15/26	155,000	154,752
4.200%, 01/15/24 (b)	605,000	649,934
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	280,000	295,000
4.950%, 09/15/28	648,000	756,416

		1,856,102

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 07/23/25	523,000	604,520
5.375%, 05/01/47	149,000	176,579
Comcast Corp.
2.800%, 01/15/51	319,000	319,658
3.450%, 02/01/50	521,000	591,610
Cox Communications, Inc. 1.800%, 10/01/30 (144A)	457,000	450,690
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,897,806

Media—(Continued)
Walt Disney Co. (The)
3.500%, 05/13/40	499,000	558,873
3.600%, 01/13/51	306,000	344,573

		4,944,309

Mining—0.1%
Anglo American Capital plc 2.625%, 09/10/30 (144A)	451,000	447,347
Glencore Funding LLC 4.125%, 05/30/23 (144A)	468,000	501,738

		949,085

Oil & Gas—0.6%
Eni S.p.A. 4.750%, 09/12/28 (144A)	617,000	717,186
Equinor ASA 7.750%, 06/15/23	100,000	117,954
Marathon Petroleum Corp. 4.750%, 09/15/44	406,000	422,999
Phillips 66 2.150%, 12/15/30	1,182,000	1,148,633
Total Capital International S.A. 3.127%, 05/29/50	593,000	612,490
Valero Energy Corp. 4.900%, 03/15/45 (b)	896,000	995,499

		4,014,761

Pharmaceuticals—0.2%
Becton Dickinson & Co.
3.125%, 11/08/21	344,000	353,679
4.669%, 06/06/47	656,000	808,353
Cigna Corp. 3.200%, 03/15/40	192,000	203,165

		1,365,197

Pipelines—0.6%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (144A)	514,000	533,919
Enbridge, Inc. 2.500%, 01/15/25	330,000	347,676
Enterprise Products Operating LLC 4.200%, 01/31/50	281,000	298,343
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24 (b)	691,000	755,901
ONEOK, Inc. 4.950%, 07/13/47	869,000	824,904
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30	540,000	523,168
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (144A)	177,000	199,210
5.000%, 03/15/27	579,000	651,444
Spectra Energy Partners L.P. 3.375%, 10/15/26	285,000	313,371

		4,447,936

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.9%
American Tower Corp.
3.000%, 06/15/23	343,000	$363,233
3.100%, 06/15/50	538,000	530,796
3.600%, 01/15/28	415,000	465,275
Brixmor Operating Partnership L.P.
4.050%, 07/01/30	574,000	615,816
4.125%, 05/15/29	60,000	65,055
Crown Castle International Corp.
1.350%, 07/15/25	242,000	244,573
3.650%, 09/01/27	942,000	1,053,558
Equinix, Inc.
1.800%, 07/15/27	628,000	633,507
2.625%, 11/18/24	969,000	1,030,107
GLP Capital L.P. / GLP Financing II, Inc. 5.300%, 01/15/29	574,000	639,247
ProLogis L.P. 2.250%, 04/15/30	249,000	264,258
Realty Income Corp. 3.250%, 01/15/31	197,000	217,117
VEREIT Operating Partnership L.P. 3.100%, 12/15/29 (b)	527,000	527,584

		6,650,126

Retail—0.5%
Best Buy Co., Inc. 4.450%, 10/01/28	725,000	859,260
Costco Wholesale Corp. 1.750%, 04/20/32	655,000	671,445
Home Depot, Inc. (The) 3.900%, 06/15/47	402,000	495,223
Target Corp. 2.250%, 04/15/25	991,000	1,058,011
TJX Cos., Inc. (The) 3.875%, 04/15/30	158,000	187,265

		3,271,204

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28	984,000	1,065,593
Broadcom, Inc.
4.150%, 11/15/30	205,000	230,151
4.250%, 04/15/26	428,000	482,268
4.300%, 11/15/32	533,000	607,657
Intel Corp. 4.750%, 03/25/50	732,000	1,003,469

		3,389,138

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 3.844%, 05/01/25 (144A)	180,000	197,744

Software—0.2%
Fiserv, Inc.
2.650%, 06/01/30	147,000	158,076
4.400%, 07/01/49	527,000	657,421

Software—(Continued)
Microsoft Corp. 2.525%, 06/01/50	643,000	670,764

		1,486,261

Specialty Retail—0.0%
TJX Cos., Inc. (The)
3.750%, 04/15/27	132,000	151,249
4.500%, 04/15/50 (b)	111,000	142,982

		294,231

Telecommunications—0.5%
AT&T, Inc. 3.650%, 09/15/59 (144A)	694,000	670,175
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	382,000	422,475
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	546,000	558,034
4.500%, 04/15/50 (144A)	67,000	80,531
Verizon Communications, Inc.
4.272%, 01/15/36	655,000	806,734
4.812%, 03/15/39	782,000	1,025,091

		3,563,040

Total Corporate Bonds & Notes (Cost $103,973,036)		114,249,556

Mortgage-Backed Securities—3.0%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	336,967	362,723
3.500%, 08/25/58	88,539	99,824
3.500%, 10/25/58	278,360	306,550

		769,097

Commercial Mortgage-Backed Securities—2.9%
AREIT Trust
1.132%, 1M LIBOR + 0.980%, 11/14/35 (144A) (d)	495,796	487,429
1.452%, 1M LIBOR + 1.300%, 09/14/36 (144A) (d)	1,053,000	1,002,231
Bancorp Commercial Mortgage Trust
1.052%, 1M LIBOR + 0.900%, 09/15/35 (144A) (d)	221,265	219,005
1.452%, 1M LIBOR + 1.300%, 09/15/36 (144A) (d)	1,060,205	1,023,324
BANK 3.714%, 04/15/52	875,000	1,015,835
BDS, Ltd. 1.551%, 1M LIBOR + 1.400%, 08/15/35 (144A) (d)	1,322,500	1,304,646
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,438,453
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	813,700
Exantas Capital Corp., Ltd. 1.151%, 1M LIBOR + 1.000%, 04/15/36 (144A) (d)	99,080	97,704
GS Mortgage Securities Trust
3.048%, 11/10/52	655,025	733,656
3.382%, 05/10/50	1,387,991	1,516,428

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	$1,125,780
3.494%, 01/15/48	1,590,000	1,742,165
MF1, Ltd. 1.278%, 1M LIBOR + 1.130%, 12/25/34 (144A) (d)	1,320,000	1,297,725
Morgan Stanley Bank of America Merrill Lynch Trust 3.536%, 11/15/52	519,442	586,820
Morgan Stanley Capital Trust 3.530%, 06/15/50	470,148	531,571
UBS Commercial Mortgage Trust 2.921%, 10/15/52	743,153	817,460
Wells Fargo Commercial Mortgage Trust
3.146%, 12/15/52	2,786,885	3,140,078
3.540%, 05/15/48	1,410,327	1,554,350

		20,448,360

Total Mortgage-Backed Securities (Cost $20,204,176)		21,217,457

Asset-Backed Securities—2.3%

Asset-Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP LLC 3.450%, 03/20/23 (144A)	1,220,000	1,248,394
Chesapeake Funding II LLC 3.040%, 04/15/30 (144A)	213,199	217,862
Exeter Automobile Receivables Trust 2.260%, 04/15/24 (144A)	215,000	218,193
GLS Auto Receivables Issuer Trust 2.170%, 02/15/24 (144A)	238,851	241,623
Santander Retail Auto Lease Trust 1.880%, 03/20/24 (144A)	487,000	496,740
Veros Automobile Receivables Trust 1.670%, 09/15/23 (144A)	436,731	437,966

		2,860,778

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 1.745%, 1M LIBOR + 1.600%, 12/28/40 (144A) (d)	317,090	322,360
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	76,973	80,505
Home Equity Loan Trust 5.320%, 12/25/35 (d)	85,026	84,731

		487,596

Asset-Backed - Other—1.8%
ALM, Ltd. 1.675%, 3M LIBOR + 1.400%, 10/15/27 (144A) (d)	1,395,000	1,350,423
American Tower Trust I 3.070%, 03/15/48 (144A)	911,000	929,597
BDS, Ltd. 1.251%, 1M LIBOR + 1.100%, 08/15/36 (144A) (d)	757,500	750,398
Cutwater, Ltd. 1.495%, 3M LIBOR + 1.220%, 01/15/29 (144A) (d)	1,371,022	1,363,065

Asset-Backed - Other—(Continued)
Dryden 55 CLO, Ltd. 1.295%, 3M LIBOR + 1.020%, 04/15/31 (144A) (d)	1,430,000	1,413,040
Dryden Senior Loan Fund
1.175%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	663,000	655,808
Figueroa CLO, Ltd. 1.775%, 3M LIBOR + 1.500%, 01/15/27 (144A) (d)	420,000	417,447
Fort Credit LLC 1.502%, 1M LIBOR + 1.350%, 11/16/35 (144A) (d)	518,500	513,692
KREF, Ltd. 1.251%, 1M LIBOR + 1.100%, 06/15/36 (144A) (d)	691,000	685,818
Mountain Hawk CLO, Ltd. 2.072%, 3M LIBOR + 1.800%, 04/18/25 (144A) (d)	1,463,576	1,454,704
Neuberger Berman CLO, Ltd. 1.075%, 3M LIBOR + 0.800%, 01/15/28 (144A) (d)	568,355	563,079
Oaktree CLO, Ltd. 1.622%, 3M LIBOR + 1.350%, 10/20/27 (144A) (d)	254,518	251,399
Small Business Administration Participation Certificates
4.350%, 07/01/23	47,522	49,335
4.770%, 04/01/24	3,544	3,697
4.950%, 03/01/25	23,431	24,694
4.990%, 09/01/24	11,763	12,384
5.110%, 08/01/25	31,635	33,750
5.180%, 05/01/24	5,403	5,694
5.520%, 06/01/24	13,785	14,588
Sound Point CLO, Ltd. 1.162%, 3M LIBOR + 0.890%, 01/20/28 (144A) (d)	163,246	162,692
Venture XII CLO, Ltd. 1.456%, 3M LIBOR + 1.200%, 02/28/26 (144A) (d)	1,378,000	1,345,522
Verizon Owner Trust 1.980%, 07/22/24	782,000	808,532

		12,809,358

Total Asset-Backed Securities (Cost $16,183,042)		16,157,732

Convertible Preferred Stocks—0.9%

Health Care Equipment & Supplies—0.1%
Danaher Corp. 4.750%, 04/15/22	418	616,905

Healthcare-Products—0.3%
Boston Scientific Corp. 5.500%, 06/01/23	17,128	1,916,109

Multi-Utilities—0.3%
CenterPoint Energy, Inc. 7.000%, 09/01/21	49,976	1,821,126

Telecommunications—0.2%
T-Mobile U.S., Inc. 5.250%, 06/01/23 (a)	1,603	1,724,475

Total Convertible Preferred Stocks (Cost $6,292,635)		6,078,615

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Municipals—0.4%

Security Description	Shares/ Principal Amount*	Value
Florida State Board of Administration Finance Corp. 2.154%, 07/01/30	436,000	$441,616
New Jersey Economic Development Authority
7.425%, 02/15/29	800,000	995,448
New Jersey State Turnpike Authority, Build America Bond 7.414%, 01/01/40	1,050,000	1,781,062

Total Municipals (Cost $2,552,005)		3,218,126

Preferred Stocks—0.4%

Auto Components—0.2%
Aptiv plc, 5.500%, 06/15/23	11,000	1,247,620

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd.	38,462	1,659,370

Total Preferred Stocks (Cost $2,585,706)		2,906,990

Short-Term Investment—3.2%

Discount Note—3.2%
Federal Home Loan Bank Zero Coupon, 10/01/20 (f)	22,533,000	22,533,000

Total Short-Term Investments (Cost $22,533,000)		22,533,000

Securities Lending Reinvestments (g)—2.7%

Repurchase Agreements—2.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $1,500,627; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $1,644,546.	1,500,000	1,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $1,900,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $1,938,000.	1,900,000	1,900,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $816,000.	800,000	800,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,000,005; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $3,060,000.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,754,191; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,809,270.	2,754,187	2,754,187
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $443,468.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $700,033; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,500,076; collateralized by various Common Stock with an aggregate market value of $1,667,045.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		14,554,187

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.050% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (h)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (h)	1,400,000	1,400,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	1,000,000	1,000,000

		4,400,000

Total Securities Lending Reinvestments (Cost $18,954,187)		18,954,187

Total Investments—104.7% (Cost $635,628,402)		737,217,879
Other assets and liabilities (net)—(4.7)%		(33,236,531)

Net Assets—100.0%		$703,981,348

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $20,363,634 and the collateral received consisted of cash in the amount of $18,954,187 and non-cash collateral with a value of $1,447,377. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Interest only security.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $43,293,688, which is 6.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,043,248	$—	$—	$9,043,248
Air Freight & Logistics	1,878,920	—	—	1,878,920
Auto Components	4,497,044	—	—	4,497,044
Banks	30,300,829	—	—	30,300,829
Beverages	2,446,706	2,799,820	—	5,246,526
Building Products	14,096,480	—	—	14,096,480
Capital Markets	32,505,453	—	—	32,505,453
Chemicals	9,115,891	—	—	9,115,891
Construction Materials	1,488,907	—	—	1,488,907
Distributors	1,367,034	—	—	1,367,034

BHFTII-240

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Electric Utilities	$14,416,903	$—	$—	$14,416,903
Electrical Equipment	8,661,531	—	—	8,661,531
Entertainment	2,066,477	—	—	2,066,477
Equity Real Estate Investment Trusts	3,727,632	—	—	3,727,632
Food & Staples Retailing	4,650,888	—	—	4,650,888
Food Products	9,584,155	7,147,627	—	16,731,782
Health Care Equipment & Supplies	18,609,627	—	—	18,609,627
Health Care Providers & Services	18,760,629	—	—	18,760,629
Hotels, Restaurants & Leisure	3,213,924	—	—	3,213,924
Household Products	6,306,202	—	—	6,306,202
Industrial Conglomerates	11,064,912	—	—	11,064,912
Insurance	21,165,558	—	—	21,165,558
Interactive Media & Services	2,638,080	—	—	2,638,080
IT Services	16,614,965	—	—	16,614,965
Life Sciences Tools & Services	5,296,032	—	—	5,296,032
Machinery	8,782,832	—	—	8,782,832
Media	15,749,324	—	—	15,749,324
Metals & Mining	—	1,445,399	—	1,445,399
Multi-Utilities	2,156,968	—	—	2,156,968
Multiline Retail	4,560,615	—	—	4,560,615
Oil, Gas & Consumable Fuels	7,456,957	851,243	—	8,308,200
Pharmaceuticals	28,577,480	5,632,280	—	34,209,760
Professional Services	2,369,818	—	—	2,369,818
Road & Rail	9,281,436	—	—	9,281,436
Semiconductors & Semiconductor Equipment	22,833,981	—	—	22,833,981
Software	22,061,528	—	—	22,061,528
Specialty Retail	3,179,779	—	—	3,179,779
Technology Hardware, Storage & Peripherals	7,174,198	—	—	7,174,198
Tobacco	7,419,552	—	—	7,419,552
Wireless Telecommunication Services	2,801,820	—	—	2,801,820
Total Common Stocks	397,924,315	17,876,369	—	415,800,684
Total U.S. Treasury & Government Agencies*	—	116,101,532	—	116,101,532
Total Corporate Bonds & Notes*	—	114,249,556	—	114,249,556
Total Mortgage-Backed Securities*	—	21,217,457	—	21,217,457
Total Asset-Backed Securities*	—	16,157,732	—	16,157,732
Convertible Preferred Stocks
Health Care Equipment & Supplies	616,905	—	—	616,905
Healthcare-Products	1,916,109	—	—	1,916,109
Multi-Utilities	1,821,126	—	—	1,821,126
Telecommunications	—	1,724,475	—	1,724,475
Total Convertible Preferred Stocks	4,354,140	1,724,475	—	6,078,615
Total Municipals*	—	3,218,126	—	3,218,126
Preferred Stocks
Auto Components	1,247,620	—	—	1,247,620
Technology Hardware, Storage & Peripherals	—	1,659,370	—	1,659,370
Total Preferred Stocks	1,247,620	1,659,370	—	2,906,990
Total Short-Term Investment*	—	22,533,000	—	22,533,000
Securities Lending Reinvestments
Repurchase Agreements	—	14,554,187	—	14,554,187
Mutual Funds	4,400,000	—	—	4,400,000
Total Securities Lending Reinvestments	4,400,000	14,554,187	—	18,954,187
Total Investments	$407,926,075	$329,291,804	$—	$737,217,879

Collateral for Securities Loaned (Liability)	$—	$(18,954,187)	$—	$(18,954,187)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-241

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Lockheed Martin Corp.	96,026	$36,804,845
Northrop Grumman Corp.	226,379	71,420,311
Raytheon Technologies Corp.	338,826	19,496,048

		127,721,204

Auto Components—0.3%
Aptiv plc	93,662	8,586,932

Banks—8.7%
Citigroup, Inc.	1,189,730	51,289,260
JPMorgan Chase & Co.	1,225,887	118,016,142
PNC Financial Services Group, Inc. (The)	282,064	31,001,654
Truist Financial Corp.	812,735	30,924,567
U.S. Bancorp	1,173,268	42,061,658

		273,293,281

Beverages—2.2%
Diageo plc	1,291,741	44,252,718
PepsiCo, Inc.	173,435	24,038,091

		68,290,809

Building Products—3.1%
Johnson Controls International plc	882,131	36,035,051
Masco Corp.	513,242	28,295,031
Trane Technologies plc	270,282	32,771,693

		97,101,775

Capital Markets—6.1%
BlackRock, Inc.	70,412	39,680,683
Goldman Sachs Group, Inc. (The)	247,861	49,812,625
Moody’s Corp.	68,679	19,906,608
Nasdaq, Inc.	378,568	46,454,079
State Street Corp.	307,567	18,247,950
T. Rowe Price Group, Inc.	138,334	17,737,186

		191,839,131

Chemicals—3.9%
DuPont de Nemours, Inc.	422,256	23,426,763
PPG Industries, Inc. (a)	442,942	54,074,359
Sherwin-Williams Co. (The) (a)	64,719	45,092,316

		122,593,438

Consumer Finance—0.9%
American Express Co.	291,244	29,197,211

Diversified Telecommunication Services—0.5%
Verizon Communications, Inc.	262,450	15,613,151

Electric Utilities—5.7%
American Electric Power Co., Inc. (a)	339,902	27,780,190
Duke Energy Corp. (a)	844,126	74,755,799
Southern Co. (The) (a)	1,052,868	57,086,503
Xcel Energy, Inc. (a)	293,387	20,246,637

		179,869,129

Electrical Equipment—1.4%
Eaton Corp. plc	437,459	44,633,942

Equity Real Estate Investment Trusts—0.4%
Public Storage	53,388	11,890,575

Food Products—3.3%
Archer-Daniels-Midland Co.	415,115	19,298,696
Danone S.A.	181,202	11,720,346
J.M. Smucker Co. (The) (a)	83,209	9,612,304
Nestle S.A.	526,589	62,474,041

		103,105,387

Health Care Equipment & Supplies—7.5%
Abbott Laboratories	511,311	55,645,976
Boston Scientific Corp. (b)	642,086	24,534,106
Danaher Corp.	294,676	63,452,583
Medtronic plc	876,490	91,084,841

		234,717,506

Health Care Providers & Services—2.9%
Cigna Corp.	376,059	63,708,155
McKesson Corp.	188,938	28,138,537

		91,846,692

Hotels, Restaurants & Leisure—0.3%
Marriott International, Inc. - Class A	104,272	9,653,502

Household Products—1.7%
Colgate-Palmolive Co.	91,637	7,069,795
Kimberly-Clark Corp.	190,746	28,165,554
Reckitt Benckiser Group plc	178,197	17,372,985

		52,608,334

Industrial Conglomerates—2.6%
Honeywell International, Inc.	490,054	80,667,789

Insurance—8.0%
Aon plc - Class A (a)	387,921	80,028,102
Chubb, Ltd.	487,290	56,584,115
Marsh & McLennan Cos., Inc.	564,706	64,771,778
Travelers Cos., Inc. (The)	464,080	50,208,815

		251,592,810

IT Services—5.6%
Accenture plc - Class A	362,179	81,848,832
Fidelity National Information Services, Inc.	327,758	48,249,255
Fiserv, Inc. (b)	444,401	45,795,523

		175,893,610

Life Sciences Tools & Services—2.1%
Thermo Fisher Scientific, Inc.	149,900	66,183,848

BHFTII-242

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—3.6%
Illinois Tool Works, Inc. (a)	327,814	$63,336,943
Otis Worldwide Corp.	169,413	10,574,760
Stanley Black & Decker, Inc. (a)	237,966	38,598,085

		112,509,788

Media—3.3%
Comcast Corp. - Class A	2,263,450	104,707,197

Multi-Utilities—1.4%
Dominion Energy, Inc. (a)	561,108	44,288,254

Oil, Gas & Consumable Fuels—2.0%
Chevron Corp.	221,398	15,940,656
ConocoPhillips (a)	560,651	18,411,779
EOG Resources, Inc.	295,295	10,612,902
Pioneer Natural Resources Co.	106,660	9,171,694
Suncor Energy, Inc.	870,580	10,630,942

		64,767,973

Pharmaceuticals—7.9%
Johnson & Johnson	869,867	129,505,799
Merck & Co., Inc.	553,085	45,878,401
Pfizer, Inc.	1,599,244	58,692,255
Roche Holding AG	47,827	16,362,918

		250,439,373

Professional Services—0.9%
Equifax, Inc. (a)	177,025	27,775,222

Road & Rail—2.2%
Canadian National Railway Co. (a)	210,322	22,390,880
Union Pacific Corp.	246,404	48,509,556

		70,900,436

Semiconductors & Semiconductor Equipment—5.1%
Analog Devices, Inc. (a)	184,438	21,531,292
Intel Corp.	583,157	30,195,869
NXP Semiconductors NV	230,059	28,713,664
Texas Instruments, Inc.	553,363	79,014,703

		159,455,528

Specialty Retail—1.1%
Lowe’s Cos., Inc.	203,402	33,736,256

Tobacco—0.5%
Philip Morris International, Inc.	209,147	15,683,934

Total Common Stocks (Cost $2,363,870,603)		3,121,164,017

Short-Term Investments—0.7%
Security Description	Principal Amount*	Value

Discount Note—0.7%
Federal Home Loan Bank
Zero Coupon, 10/01/20 (c)	21,883,000	$21,883,000

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $198,860; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $202,877.	198,860	198,860

Total Short-Term Investments (Cost $22,081,860)		22,081,860

Securities Lending Reinvestments (d)—4.7%

Certificates of Deposit—1.6%
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (e)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (e)	2,000,000	2,000,198
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (e)	2,000,000	2,000,552
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (e)	3,000,000	3,001,728
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	7,000,000	7,000,042
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/25/21	3,996,479	3,997,120
Mizuho Bank, Ltd. 0.250%, 03/22/21	3,000,000	3,000,144
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (e)	5,000,000	5,001,015
Skandinaviska Enskilda Banken AB
0.210%, 03/15/21	6,000,000	5,999,172
0.452%, 3M LIBOR + 0.150%, 10/02/20 (e)	2,998,207	3,000,045
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	11,968,801	11,997,120

		48,997,136

Commercial Paper—0.2%
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	999,973
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (e)	7,000,000	7,000,000

		7,999,973

Repurchase Agreements—1.3%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $4,000,020; collateralized by various Common Stock with an aggregate market value of $4,445,094.	4,000,000	4,000,000

BHFTII-243

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $4,006,338; collateralized by various Common Stock with an aggregate market value of $4,445,495.	4,000,000	$4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $10,504,390; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $11,511,823.	10,500,000	10,500,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $6,002,508; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $6,577,444.	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $510,000.	500,000	500,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $10,000,017; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $2,592,491; collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $2,644,336.	2,592,486	2,592,486
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $700,033; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		40,792,486

Mutual Funds—1.6%
AB Government Money Market Portfolio, Institutional Class 0.050% (f)	2,000,000	2,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (f)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (f)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (f)	25,000,000	25,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (f)	7,300,000	$7,300,000

		50,800,000

Total Securities Lending Reinvestments (Cost $148,581,695)		148,589,595

Total Investments—104.6% (Cost $2,534,534,158)		3,291,835,472
Other assets and liabilities (net)—(4.6)%		(146,013,875)

Net Assets—100.0%		$3,145,821,597

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $150,535,372 and the collateral received consisted of cash in the amount of $148,550,326. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-244

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$127,721,204	$—	$—	$127,721,204
Auto Components	8,586,932	—	—	8,586,932
Banks	273,293,281	—	—	273,293,281
Beverages	24,038,091	44,252,718	—	68,290,809
Building Products	97,101,775	—	—	97,101,775
Capital Markets	191,839,131	—	—	191,839,131
Chemicals	122,593,438	—	—	122,593,438
Consumer Finance	29,197,211	—	—	29,197,211
Diversified Telecommunication Services	15,613,151	—	—	15,613,151
Electric Utilities	179,869,129	—	—	179,869,129
Electrical Equipment	44,633,942	—	—	44,633,942
Equity Real Estate Investment Trusts	11,890,575	—	—	11,890,575
Food Products	28,911,000	74,194,387	—	103,105,387
Health Care Equipment & Supplies	234,717,506	—	—	234,717,506
Health Care Providers & Services	91,846,692	—	—	91,846,692
Hotels, Restaurants & Leisure	9,653,502	—	—	9,653,502
Household Products	35,235,349	17,372,985	—	52,608,334
Industrial Conglomerates	80,667,789	—	—	80,667,789
Insurance	251,592,810	—	—	251,592,810
IT Services	175,893,610	—	—	175,893,610
Life Sciences Tools & Services	66,183,848	—	—	66,183,848
Machinery	112,509,788	—	—	112,509,788
Media	104,707,197	—	—	104,707,197
Multi-Utilities	44,288,254	—	—	44,288,254
Oil, Gas & Consumable Fuels	64,767,973	—	—	64,767,973
Pharmaceuticals	234,076,455	16,362,918	—	250,439,373
Professional Services	27,775,222	—	—	27,775,222
Road & Rail	70,900,436	—	—	70,900,436
Semiconductors & Semiconductor Equipment	159,455,528	—	—	159,455,528
Specialty Retail	33,736,256	—	—	33,736,256
Tobacco	15,683,934	—	—	15,683,934
Total Common Stocks	2,968,981,009	152,183,008	—	3,121,164,017
Total Short-Term Investments*	—	22,081,860	—	22,081,860
Securities Lending Reinvestments
Certificates of Deposit	—	48,997,136	—	48,997,136
Commercial Paper	—	7,999,973	—	7,999,973
Repurchase Agreements	—	40,792,486	—	40,792,486
Mutual Funds	50,800,000	—	—	50,800,000
Total Securities Lending Reinvestments	50,800,000	97,789,595	—	148,589,595
Total Investments	$3,019,781,009	$272,054,463	$—	$3,291,835,472

Collateral for Securities Loaned (Liability)	$—	$(148,550,326)	$—	$(148,550,326)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-245

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Forward Air Corp.	82,331	$4,724,153

Airlines—0.5%
Allegiant Travel Co.	43,255	5,181,949

Auto Components—2.6%
Fox Factory Holding Corp. (a)	211,520	15,722,281
LCI Industries	99,585	10,584,890

		26,307,171

Banks—7.1%
Bank of Hawaii Corp.	174,210	8,801,089
BOK Financial Corp.	89,177	4,593,507
Columbia Banking System, Inc.	177,115	4,224,193
Community Bank System, Inc.	159,727	8,698,732
Cullen/Frost Bankers, Inc.	113,703	7,271,307
CVB Financial Corp.	436,820	7,264,317
First Financial Bankshares, Inc.	363,975	10,158,542
First Hawaiian, Inc.	323,050	4,674,534
Glacier Bancorp, Inc.	195,285	6,258,884
Lakeland Financial Corp.	64,760	2,668,112
Prosperity Bancshares, Inc.	141,723	7,345,503

		71,958,720

Biotechnology—2.5%
Abcam plc	257,670	4,072,412
Emergent BioSolutions, Inc. (a)	203,380	21,015,255

		25,087,667

Building Products—1.5%
AAON, Inc.	227,192	13,688,318
CSW Industrials, Inc.	26,085	2,015,066

		15,703,384

Capital Markets—4.1%
Artisan Partners Asset Management, Inc. - Class A	100,420	3,915,376
FactSet Research Systems, Inc.	13,315	4,458,927
Hamilton Lane, Inc. - Class A	62,070	4,009,101
Houlihan Lokey, Inc.	106,260	6,274,653
MarketAxess Holdings, Inc.	47,090	22,678,073

		41,336,130

Chemicals—2.0%
Chase Corp.	53,270	5,081,958
NewMarket Corp.	10,437	3,572,794
Quaker Chemical Corp.	67,930	12,207,700

		20,862,452

Commercial Services & Supplies—4.6%
IAA, Inc. (a)	203,525	10,597,547
MSA Safety, Inc.	110,980	14,890,187
Rollins, Inc.	256,150	13,880,768
Tetra Tech, Inc.	82,170	7,847,235

		47,215,737

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	451,705	9,860,720

Construction & Engineering—0.6%
Valmont Industries, Inc.	47,970	5,956,915

Construction Materials—0.7%
Eagle Materials, Inc.	85,085	7,344,537

Containers & Packaging—1.1%
AptarGroup, Inc.	102,099	11,557,607

Distributors—3.8%
Pool Corp.	114,975	38,463,736

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a)	90,125	13,702,605

Electronic Equipment, Instruments & Components—5.8%
Cognex Corp.	182,935	11,909,069
Littelfuse, Inc.	70,550	12,511,337
Novanta, Inc. (a)	136,280	14,355,735
Rogers Corp. (a)	111,745	10,957,715
Zebra Technologies Corp. - Class A (a)	37,207	9,393,279

		59,127,135

Energy Equipment & Services—0.2%
Cactus, Inc. - Class A	123,950	2,378,600

Food & Staples Retailing—0.6%
Grocery Outlet Holding Corp. (a)	160,635	6,316,168

Food Products—1.5%
J & J Snack Foods Corp.	31,534	4,111,718
Lancaster Colony Corp.	63,645	11,379,726

		15,491,444

Health Care Equipment & Supplies—8.5%
Atrion Corp.	11,680	7,311,680
Haemonetics Corp. (a)	199,131	17,374,180
Heska Corp. (a)	32,975	3,257,600
IDEXX Laboratories, Inc. (a)	46,495	18,277,650
Neogen Corp. (a)	68,695	5,375,384
West Pharmaceutical Services, Inc.	126,986	34,908,451

		86,504,945

Health Care Providers & Services—2.4%
Chemed Corp.	42,696	20,509,024
National Research Corp.	71,120	3,499,815

		24,008,839

Health Care Technology—0.6%
Simulations Plus, Inc.	83,420	6,286,531

Hotels, Restaurants & Leisure—0.8%
Texas Roadhouse, Inc.	142,105	8,638,563

BHFTII-246

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—2.4%
Church & Dwight Co., Inc.	141,700	$13,278,707
WD-40 Co.	57,870	10,955,370

		24,234,077

Insurance—1.7%
AMERISAFE, Inc.	113,205	6,493,439
RLI Corp.	129,720	10,861,455

		17,354,894

IT Services—1.7%
Computer Services, Inc.	73,300	4,544,600
Jack Henry & Associates, Inc.	78,180	12,711,286

		17,255,886

Life Sciences Tools & Services—2.9%
Bio-Techne Corp.	86,540	21,438,554
ICON plc (a)	43,742	8,358,659

		29,797,213

Machinery—5.8%
Graco, Inc.	158,685	9,735,325
Kadant, Inc.	48,700	5,338,494
Lindsay Corp.	46,440	4,489,819
Nordson Corp.	56,642	10,865,068
Omega Flex, Inc.	2,790	437,249
RBC Bearings, Inc. (a)	104,140	12,622,809
Toro Co. (The)	181,990	15,278,061

		58,766,825

Media—3.4%
Cable One, Inc.	8,070	15,215,420
Gray Television, Inc. (a)	212,285	2,923,165
Nexstar Media Group, Inc. - Class A	137,110	12,330,302
TechTarget, Inc. (a)	106,030	4,661,079

		35,129,966

Multiline Retail—0.5%
Ollie’s Bargain Outlet Holdings, Inc. (a)	60,130	5,252,355

Professional Services—1.6%
Exponent, Inc.	232,962	16,780,253

Real Estate Management & Development—1.4%
FirstService Corp.	109,190	14,401,069

Semiconductors & Semiconductor Equipment—5.1%
CMC Materials, Inc.	101,030	14,428,094
Lattice Semiconductor Corp. (a)	340,190	9,851,903
MKS Instruments, Inc.	93,835	10,249,597
Power Integrations, Inc.	321,370	17,803,898

		52,333,492

Software—12.6%
Altair Engineering, Inc. - Class A (a)	137,015	5,751,890
American Software, Inc. - Class A	45,185	634,397
Aspen Technology, Inc. (a)	188,835	23,904,623
Fair Isaac Corp. (a)	59,025	25,108,054
Manhattan Associates, Inc. (a)	243,121	23,215,624
Model N, Inc. (a)	164,335	5,797,739
Qualys, Inc. (a)	160,790	15,759,028
SPS Commerce, Inc. (a)	89,030	6,932,766
Tyler Technologies, Inc. (a)	59,535	20,751,520
Vertex, Inc. - Class A (a)	17,740	408,020

		128,263,661

Specialty Retail—3.4%
Asbury Automotive Group, Inc. (a)	89,490	8,720,801
Floor & Decor Holdings, Inc. - Class A (a)	128,955	9,645,834
Lithia Motors, Inc. - Class A	42,745	9,743,295
Tractor Supply Co.	49,120	7,040,861

		35,150,791

Trading Companies & Distributors—2.0%
Applied Industrial Technologies, Inc.	4,581	252,413
Richelieu Hardware, Ltd.	146,415	4,028,829
SiteOne Landscape Supply, Inc. (a)	54,755	6,677,372
Watsco, Inc.	40,600	9,455,334

		20,413,948

Total Common Stocks (Cost $574,802,218)		1,009,150,138

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $7,723,782; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $7,878,341.	7,723,782	7,723,782

Total Short-Term Investments (Cost $7,723,782)		7,723,782

Total Investments—99.6% (Cost $582,526,000)		1,016,873,920
Other assets and liabilities (net)—0.4%		4,227,593

Net Assets—100.0%		$1,021,101,513

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-247

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$4,724,153	$—	$—	$4,724,153
Airlines	5,181,949	—	—	5,181,949
Auto Components	26,307,171	—	—	26,307,171
Banks	71,958,720	—	—	71,958,720
Biotechnology	21,015,255	4,072,412	—	25,087,667
Building Products	15,703,384	—	—	15,703,384
Capital Markets	41,336,130	—	—	41,336,130
Chemicals	20,862,452	—	—	20,862,452
Commercial Services & Supplies	47,215,737	—	—	47,215,737
Communications Equipment	9,860,720	—	—	9,860,720
Construction & Engineering	5,956,915	—	—	5,956,915
Construction Materials	7,344,537	—	—	7,344,537
Containers & Packaging	11,557,607	—	—	11,557,607
Distributors	38,463,736	—	—	38,463,736
Diversified Consumer Services	13,702,605	—	—	13,702,605
Electronic Equipment, Instruments & Components	59,127,135	—	—	59,127,135
Energy Equipment & Services	2,378,600	—	—	2,378,600
Food & Staples Retailing	6,316,168	—	—	6,316,168
Food Products	15,491,444	—	—	15,491,444
Health Care Equipment & Supplies	86,504,945	—	—	86,504,945
Health Care Providers & Services	24,008,839	—	—	24,008,839
Health Care Technology	6,286,531	—	—	6,286,531
Hotels, Restaurants & Leisure	8,638,563	—	—	8,638,563
Household Products	24,234,077	—	—	24,234,077
Insurance	17,354,894	—	—	17,354,894
IT Services	17,255,886	—	—	17,255,886
Life Sciences Tools & Services	29,797,213	—	—	29,797,213
Machinery	58,766,825	—	—	58,766,825
Media	35,129,966	—	—	35,129,966
Multiline Retail	5,252,355	—	—	5,252,355
Professional Services	16,780,253	—	—	16,780,253
Real Estate Management & Development	14,401,069	—	—	14,401,069
Semiconductors & Semiconductor Equipment	52,333,492	—	—	52,333,492
Software	128,263,661	—	—	128,263,661
Specialty Retail	35,150,791	—	—	35,150,791
Trading Companies & Distributors	20,413,948	—	—	20,413,948
Total Common Stocks	1,005,077,726	4,072,412	—	1,009,150,138
Total Short-Term Investment*	—	7,723,782	—	7,723,782
Total Investments	$1,005,077,726	$11,796,194	$—	$1,016,873,920

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-248

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Teledyne Technologies, Inc. (a)	40,046	$12,422,670

Air Freight & Logistics—0.9%
FedEx Corp.	91,263	22,954,470

Auto Components—0.5%
Aptiv plc	128,074	11,741,824

Automobiles—0.8%
Ferrari NV	105,425	19,407,688
XPeng, Inc. (ADR) (a)	67,551	1,355,749

		20,763,437

Biotechnology—1.5%
Argenx SE (ADR) (a) (b)	9,365	2,458,500
Incyte Corp. (a)	105,560	9,472,954
Vertex Pharmaceuticals, Inc. (a)	91,861	24,997,215

		36,928,669

Capital Markets—1.4%
Cboe Global Markets, Inc.	58,800	5,159,112
MSCI, Inc.	13,534	4,828,660
S&P Global, Inc.	44,768	16,143,341
Tradeweb Markets, Inc. - Class A (b)	67,630	3,922,540
XP, Inc. - Class A (a)	125,777	5,243,643

		35,297,296

Chemicals—0.3%
Linde plc	36,977	8,805,333

Commercial Services & Supplies—0.7%
Cintas Corp.	55,291	18,402,504

Entertainment—4.1%
Netflix, Inc. (a)	113,959	56,982,919
Sea, Ltd. (ADR) (a) (b)	184,600	28,435,784
Spotify Technology S.A. (a)	71,141	17,256,672

		102,675,375

Health Care Equipment & Supplies—2.9%
Alcon, Inc. (a)	61,267	3,478,376
Align Technology, Inc. (a)	8,204	2,685,661
Intuitive Surgical, Inc. (a)	50,886	36,105,652
Stryker Corp.	148,773	30,999,830

		73,269,519

Health Care Providers & Services—5.1%
Anthem, Inc.	65,118	17,490,044
Centene Corp. (a)	221,219	12,903,704
Cigna Corp.	143,226	24,263,917
HCA Healthcare, Inc.	121,739	15,178,418
Humana, Inc.	26,100	10,802,529
UnitedHealth Group, Inc.	150,115	46,801,354

		127,439,966

Health Care Technology—0.0%
GoodRx Holdings, Inc. - Class A (a) (b)	13,274	738,034

Hotels, Restaurants & Leisure—1.9%
Chipotle Mexican Grill, Inc. (a)	14,089	17,522,630
DraftKings, Inc. - Class A (a) (b)	173,598	10,214,506
Las Vegas Sands Corp.	123,800	5,776,508
Wynn Resorts, Ltd. (b)	191,354	13,741,131

		47,254,775

Industrial Conglomerates—1.0%
Roper Technologies, Inc.	62,009	24,500,376

Insurance—0.5%
Chubb, Ltd.	101,936	11,836,808

Interactive Media & Services—12.8%
Alphabet, Inc. - Class A (a)	46,340	67,915,904
Alphabet, Inc. - Class C (a)	39,638	58,252,005
Facebook, Inc. - Class A (a)	493,834	129,335,124
Match Group, Inc. (a) (b)	166,437	18,416,254
Snap, Inc. - Class A (a) (b)	1,051,219	27,447,328
Tencent Holdings, Ltd.	306,185	20,389,892

		321,756,507

Internet & Direct Marketing Retail—14.6%
Alibaba Group Holding, Ltd. (ADR) (a)	236,800	69,614,464
Amazon.com, Inc. (a)	89,372	281,408,298
Booking Holdings, Inc. (a)	9,141	15,637,326
Maplebear, Inc. † (a) (c) (d)	17,978	832,381
Maplebear, Inc. (Non-Voting Shares) † (a) (c) (d)	939	43,476

		367,535,945

IT Services—11.6%
Fidelity National Information Services, Inc.	259,102	38,142,405
Fiserv, Inc. (a)	283,642	29,229,308
Global Payments, Inc.	128,056	22,740,185
MasterCard, Inc. - Class A	200,996	67,970,817
PayPal Holdings, Inc. (a)	215,434	42,446,961
Shopify, Inc. - Class A (a)	9,715	9,938,154
Snowflake, Inc. - Class A (a) (b)	8,920	2,238,920
Snowflake, Inc. - Class B † (a) (c)	5,790	1,307,961
StoneCo, Ltd. - Class A (a) (b)	112,587	5,954,726
Stripe, Inc. - Class B † (a) (c) (d)	63,278	992,832
Visa, Inc. - A Shares (b)	348,731	69,735,738
Wix.com, Ltd. (a)	12,700	3,236,595

		293,934,602

Machinery—1.9%
Cummins, Inc.	61,600	13,007,456
Fortive Corp.	221,338	16,868,169
Parker-Hannifin Corp.	58,100	11,755,954
Westinghouse Air Brake Technologies Corp. (b)	85,076	5,264,503

		46,896,082

BHFTII-249

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—1.0%
Equifax, Inc.	39,690	$6,227,361
TransUnion	225,201	18,946,160

		25,173,521

Road & Rail—1.0%
J.B. Hunt Transport Services, Inc.	27,420	3,465,340
Norfolk Southern Corp.	33,000	7,061,670
Union Pacific Corp.	70,538	13,886,816

		24,413,826

Semiconductors & Semiconductor Equipment—4.8%
Advanced Micro Devices, Inc. (a)	418,000	34,271,820
ASML Holding NV	70,044	25,865,148
Marvell Technology Group, Ltd. (b)	398,591	15,824,063
NVIDIA Corp.	59,600	32,256,712
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	157,300	12,752,311

		120,970,054

Software—18.1%
Adobe, Inc. (a)	37,700	18,489,211
Avalara, Inc. (a) (b)	60,382	7,689,044
Crowdstrike Holdings, Inc. - Class A (a) (b)	57,643	7,915,537
Datadog, Inc. - Class A (a) (b)	131,600	13,444,256
Epic Games, Inc. † (a) (c) (d)	7,860	4,519,500
Intuit, Inc.	109,020	35,563,414
Microsoft Corp.	992,834	208,822,775
Palantir Technologies, Inc. (a)	299,396	2,844,262
Paycom Software, Inc. (a)	43,917	13,671,362
Salesforce.com, Inc. (a)	250,255	62,894,087
ServiceNow, Inc. (a)	59,592	28,902,120
Slack Technologies, Inc. - Class A (a) (b)	403,756	10,844,886
Splunk, Inc. (a) (b)	135,676	25,524,726
Temenos AG	29,814	4,014,944
Workday, Inc. - Class A (a)	45,773	9,847,145

		454,987,269

Specialty Retail—1.7%
CarMax, Inc. (a) (b)	16,481	1,514,769
Carvana Co. (a) (b)	86,433	19,279,745
Ross Stores, Inc.	246,987	23,048,827

		43,843,341

Technology Hardware, Storage & Peripherals—5.6%
Apple, Inc.	1,214,460	140,646,613

Textiles, Apparel & Luxury Goods—1.7%
lululemon athletica, Inc. (a)	59,376	19,556,673
NIKE, Inc. - Class B	190,300	23,890,262

		43,446,935

Total Common Stocks (Cost $1,402,094,650)		2,438,635,751

Convertible Preferred Stocks—2.8%
Security Description	Shares/ Principal Amount*	Value

Automobiles—1.3%
Aurora Innovation, Inc. - Series B † (a) (c) (d)	205,250	$1,896,572
GM Cruise Holdings LLC - Series F † (a) (c) (d)	196,100	3,578,825
Rivian Automotive, Inc. - Series D † (a) (c) (d)	675,570	10,464,579
Rivian Automotive, Inc. - Series E † (a) (c) (d)	931,845	14,434,279
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,276,425

		32,650,680

Internet & Direct Marketing Retail—1.3%
Airbnb, Inc. - Series D † (a) (c) (d)	97,047	7,670,595
Airbnb, Inc. - Series E † (a) (c) (d)	9,760	771,431
ANT International Co., Ltd. - Class C † (a) (c) (d)	1,458,697	13,186,621
DoorDash, Inc. - Series H † (a) (c) (d)	3,970	911,238
DoorDash, Inc. - Series G † (a) (c) (d)	10,069	2,311,148
Maplebear, Inc. - Series B † (a) (c) (d)	36,727	1,766,271
Rappi, Inc. - Series E † (a) (c) (d)	52,748	3,151,484
Xiaoju Kuaizhi, Inc. - Series A-17 † (a) (c) (d)	91,053	4,139,269

		33,908,057

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series E † (a) (c) (d)	60,866	0

Software—0.2%
Magic Leap, Inc. - Series C † (a) (c) (d)	124,428	286,595
Magic Leap, Inc. - Series D † (a) (c) (d)	90,348	243,940
Uipath, Inc. - Series E † (a) (c) (d)	5,015	93,246
UiPath, Inc. - Series D-1 † (a) (c) (d)	211,056	3,924,261
UiPath, Inc. - Series D-2 † (a) (c) (d)	35,439	658,934

		5,206,976

Total Convertible Preferred Stocks (Cost $63,357,467)		71,765,713

Short-Term Investment—0.3%

Mutual Fund—0.3%
T. Rowe Price Government Reserve Fund (e)	8,172,614	8,172,614

Total Short-Term Investments (Cost $8,172,614)		8,172,614

Securities Lending Reinvestments (f)—8.3%

Certificates of Deposit—3.2%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000
Bank of Montreal (Chicago)
0.261%, 1M LIBOR + 0.110%, 11/13/20 (g)	1,000,000	1,000,099
0.480%, SOFR + 0.410%, 10/02/20 (g)	1,000,000	1,000,014
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (g)	2,000,000	2,000,968
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (g)	2,000,000	2,000,164
Credit Suisse AG
0.530%, SOFR + 0.460%, 11/03/20 (g)	5,000,000	5,001,380

BHFTII-250

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (g)	4,000,000	$4,002,304
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (g)	1,500,000	1,498,323
0.281%, SOFR + 0.210%, 02/22/21 (g)	1,500,000	1,498,323
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	1,500,000	1,500,246
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	4,000,000	4,000,024
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	2,998,161	2,999,190
Zero Coupon, 01/25/21	4,995,598	4,996,400
Mizuho Bank, Ltd. 0.250%, 03/22/21	2,000,000	2,000,096
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (g)	5,000,000	5,001,015
National Westminster Bank plc Zero Coupon, 12/03/20	3,998,001	3,998,480
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (g)	4,000,000	4,001,916
Rabobank International London
0.348%, 3M LIBOR + 0.080%, 07/30/21 (g)	2,000,000	2,001,260
0.366%, 1M LIBOR + 0.210%, 01/08/21 (g)	2,000,000	2,000,060
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (g)	2,000,000	2,000,450
Skandinaviska Enskilda Banken AB
0.210%, 03/15/21	1,000,000	999,862
0.452%, 3M LIBOR + 0.150%, 10/02/20 (g)	3,997,609	4,000,060
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (g)	3,000,000	3,000,228
0.311%, 3M LIBOR + 0.060%, 01/29/21 (g)	4,000,000	4,000,516
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (g)	2,000,000	2,000,024
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (g)	3,000,000	2,999,874
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (g)	2,000,000	1,999,774

		80,499,850

Commercial Paper—0.3%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (g)	7,000,000	7,000,000

Repurchase Agreements—2.7%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $3,800,019; collateralized by various Common Stock with an aggregate market value of $4,222,839.	3,800,000	3,800,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $5,007,922; collateralized by various Common Stock with an aggregate market value of $5,556,868.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $2,000,700; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,729.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,820.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $8,500,024; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $8,670,001.	8,500,000	8,500,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,600,010; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,672,000.	3,600,000	3,600,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $4,676,155; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $4,769,670.	4,676,147	4,676,147

BHFTII-251

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $8,100,047; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $8,980,228.	8,100,000	$8,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,222,580.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,500,071; collateralized by various Common Stock with an aggregate market value of $1,666,935.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,900,147; collateralized by various Common Stock with an aggregate market value of $3,222,954.	2,900,000	2,900,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,000,012; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,000,327; collateralized by various Common Stock with an aggregate market value of $7,780,771.	7,000,000	7,000,000

		68,076,147

Mutual Funds—2.1%
AB Government Money Market Portfolio, Institutional Class 0.050% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (h)	15,000,000	15,000,000
Fidelity Government Portfolio, Institutional Class 0.030% (h)	6,800,000	6,800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (h)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (h)	5,000,000	5,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (h)	4,600,000	4,600,000

		52,400,000

Total Securities Lending Reinvestments (Cost $207,966,500)		207,975,997

Total Investments—108.3% (Cost $1,681,591,231)		2,726,550,075
Other assets and liabilities (net)—(8.3)%		(209,566,253)

Net Assets—100.0%		$2,516,983,822

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $79,461,863, which is 3.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $204,282,792 and the collateral received consisted of cash in the amount of $207,952,517. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 3.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	1,458,697	$8,183,290	$13,186,621
Airbnb, Inc. - Series D	04/16/14	97,047	3,951,078	7,670,595
Airbnb, Inc. - Series E	01/28/16	9,760	908,601	771,431
Aurora Innovation, Inc. - Series B	03/01/19	205,250	1,896,572	1,896,572
DoorDash, Inc. - Series H	06/17/20	3,970	911,238	911,238
DoorDash, Inc. - Series G	11/12/19	10,069	1,910,060	2,311,148
Epic Games, Inc.	06/18/20	7,860	4,519,500	4,519,500
GM Cruise Holdings LLC - Series F	05/07/19	196,100	3,578,825	3,578,825
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	286,595
Magic Leap, Inc. - Series D	10/12/17	90,348	2,439,396	243,940

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Maplebear, Inc.	08/07/20	17,978	$832,991	$832,381
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,508	43,476
Maplebear, Inc. - Series B	07/02/20	36,727	1,766,271	1,766,271
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	3,151,484
Rivian Automotive, Inc. - Series D	12/23/19	675,570	7,258,324	10,464,579
Rivian Automotive, Inc. - Series E	07/10/20	931,845	14,434,279	14,434,279
Snowflake, Inc. - Class B	03/17/20	5,790	224,574	1,307,961
Stripe, Inc. - Class B	12/17/19	63,278	992,832	992,832
UiPath, Inc. - Series D-1	04/26/19	211,056	2,768,471	3,924,261
UiPath, Inc. - Series D-2	04/26/19	35,439	464,862	658,934
UiPath, Inc. - Series E	07/09/20	5,015	93,246	93,246
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,276,425
WeWork Cos., Inc. - Series E	06/23/15	60,866	2,001,857	0
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	4,139,269

				$79,461,863

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,422,670	$—	$—	$12,422,670
Air Freight & Logistics	22,954,470	—	—	22,954,470
Auto Components	11,741,824	—	—	11,741,824
Automobiles	20,763,437	—	—	20,763,437
Biotechnology	36,928,669	—	—	36,928,669
Capital Markets	35,297,296	—	—	35,297,296
Chemicals	8,805,333	—	—	8,805,333
Commercial Services & Supplies	18,402,504	—	—	18,402,504
Entertainment	102,675,375	—	—	102,675,375

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$69,791,143	$3,478,376	$—	$73,269,519
Health Care Providers & Services	127,439,966	—	—	127,439,966
Health Care Technology	738,034	—	—	738,034
Hotels, Restaurants & Leisure	47,254,775	—	—	47,254,775
Industrial Conglomerates	24,500,376	—	—	24,500,376
Insurance	11,836,808	—	—	11,836,808
Interactive Media & Services	301,366,615	20,389,892	—	321,756,507
Internet & Direct Marketing Retail	366,660,088	—	875,857	367,535,945
IT Services	291,633,809	1,307,961	992,832	293,934,602
Machinery	46,896,082	—	—	46,896,082
Professional Services	25,173,521	—	—	25,173,521
Road & Rail	24,413,826	—	—	24,413,826
Semiconductors & Semiconductor Equipment	120,970,054	—	—	120,970,054
Software	446,452,825	4,014,944	4,519,500	454,987,269
Specialty Retail	43,843,341	—	—	43,843,341
Technology Hardware, Storage & Peripherals	140,646,613	—	—	140,646,613
Textiles, Apparel & Luxury Goods	43,446,935	—	—	43,446,935
Total Common Stocks	2,403,056,389	29,191,173	6,388,189	2,438,635,751
Total Convertible Preferred Stocks*	—	—	71,765,713	71,765,713
Total Short-Term Investment*	8,172,614	—	—	8,172,614
Securities Lending Reinvestments
Certificates of Deposit	—	80,499,850	—	80,499,850
Commercial Paper	—	7,000,000	—	7,000,000
Repurchase Agreements	—	68,076,147	—	68,076,147
Mutual Funds	52,400,000	—	—	52,400,000
Total Securities Lending Reinvestments	52,400,000	155,575,997	—	207,975,997
Total Investments	$2,463,629,003	$184,767,170	$78,153,902	$2,726,550,075

Collateral for Securities Loaned (Liability)	$—	$(207,952,517)	$—	$(207,952,517)

*	See Schedule of Investments for additional detailed categorizations.

Investments in Securities	Balance as of December 31, 2019	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2020
Common Stocks
Internet & Direct Marketing Retail	$—	$(641)	$876,498	$875,857	$(641)
IT Services	992,832	—	—	992,832	—
Software	—	—	4,519,500	4,519,500	—
Convertible Preferred Stocks
Automobiles	12,733,721	3,206,255	16,710,705	32,650,681	3,206,255
Internet & Direct Marketing Retail	29,958,238	(1,879,175)	5,828,993	33,908,056	(1,879,175)
Real Estate Management & Development	856,993	(856,993)	—	—	(856,993)
Software	8,294,739	(3,181,009)	93,246	5,206,976	(3,181,009)

	$52,836,523	$(2,711,563)	$28,028,942	$78,153,902	$(2,711,563)

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet & Direct Marketing Retail	$875,857	Market Transaction Method	Precedent Transaction	$46.30	$46.30	$46.30	Increase
IT Services	992,832	Market Transaction Method	Precedent Transaction	$15.69	$15.69	$15.69	Increase
Software	4,519,500	Market Transaction Method	Precedent Transaction	$575.00	$575.00	$575.00	Increase
Convertible Preferred Stocks
Automobiles	1,896,572	Market Transaction Method	Precedent Transaction (Split Adj.)	$9.24	$9.24	$9.24	Increase
	3,578,825	Market Transaction Method	Precedent Transaction (Split Adj.)	$18.25	$18.25	$18.25	Increase
	24,898,858	Market Transaction Method	Precedent Transaction	$15.49	$15.49	$15.49	Increase
	2,276,425	Market Transaction Method	Precedent Transaction	$85.87	$85.87	$85.87	Increase
Internet & Direct Marketing Retail	8,442,025	(a) Market Transaction Method	Precedent Transaction Implied Value	$55.00	$55.00	$55.00	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	5.4x	9.7x	7.3x	Increase
			Enterprise Value/Gross Profit	6.1x	10.9x	8.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	13,186,621	(a) Market Transaction Method	Secondary Market Transaction	$7.02	$7.02	$7.02	Increase
		Comparable Company Analysis	Enterprise Value/Gross Profit	15.0x	15.0x	15.0x	Increase
			Enterprise Value/EBIT	22.1x	27.8x	25.0x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	4,139,269	(a) Market Transaction Method	Secondary Market Transaction	$50.93	$50.93	$50.93	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	2.7x	3.8x	3.3x	Increase
			Enterprise Value/GMV	0.7x	1.0x	0.9x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	3,222,386	Market Transaction Method	Precedent Transaction	$229.53	$229.53	$229.53	Increase
	1,766,271	Market Transaction Method	Precedent Transaction	$48.09	$48.09	$48.09	Increase
	3,151,484	Market Transaction Method	Precedent Transaction	$59.75	$59.75	$59.75	Increase
Real Estate Management & Development	0	Distressed Valuation Scenario	Estimated Restructure Proceeds	$0.00	$0.00	$0.00	Increase
Software	530,535	Estimated Liquidation Proceeds	Liquidation Preference Price	$23.30	$27.00	$24.86	Increase
			Discount for Liquidation Preference	90.00%	90.00%	90.00%	Decrease
	4,676,441	Market Transaction Method	Precedent Transaction	$18.59	$18.59	$18.59	Increase

(a)	A change in valuation techniques utilized during the period ended September 30, 2020 was due to company-specific news events.

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	221,428	$8,832,763
Curtiss-Wright Corp.	67,517	6,296,635
Hexcel Corp. (b)	77,021	2,584,055
Moog, Inc. - Class A	72,415	4,600,525
Teledyne Technologies, Inc. (a)	28,340	8,791,351

		31,105,329

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (a)	70,584	5,975,641

Auto Components—0.4%
LCI Industries	48,729	5,179,405

Banks—0.6%
Ameris Bancorp	58,402	1,330,398
First Bancorp	110,825	2,319,567
Signature Bank	26,288	2,181,641
Western Alliance Bancorp	103,617	3,276,370

		9,107,976

Beverages—1.6%
Boston Beer Co., Inc. (The) - Class A (a)	19,326	17,071,816
Coca-Cola Consolidated, Inc.	20,518	4,938,272

		22,010,088

Biotechnology—11.1%
ACADIA Pharmaceuticals, Inc. (a) (b)	138,297	5,704,751
Acceleron Pharma, Inc. (a)	74,355	8,367,168
Agios Pharmaceuticals, Inc. (a) (b)	63,197	2,211,895
Alector, Inc. (a) (b)	57,982	610,840
Alkermes plc (a)	143,876	2,384,025
Allogene Therapeutics, Inc. (a) (b)	65,155	2,456,995
Alnylam Pharmaceuticals, Inc. (a)	5,557	809,099
Amicus Therapeutics, Inc. (a) (b)	130,131	1,837,450
Apellis Pharmaceuticals, Inc. (a) (b)	49,553	1,495,014
Arcturus Therapeutics Holdings, Inc. (a) (b)	12,367	530,544
Bluebird Bio, Inc. (a) (b)	13,427	724,387
Blueprint Medicines Corp. (a)	59,050	5,473,935
CareDx, Inc. (a) (b)	54,130	2,053,692
ChemoCentryx, Inc. (a)	32,322	1,771,246
CRISPR Therapeutics AG (a) (b)	74,171	6,203,662
Deciphera Pharmaceuticals, Inc. (a)	40,197	2,062,106
Denali Therapeutics, Inc. (a) (b)	72,230	2,588,001
Emergent BioSolutions, Inc. (a) (b)	105,669	10,918,778
Enanta Pharmaceuticals, Inc. (a)	15,671	717,418
Epizyme, Inc. (a) (b)	25,897	308,951
Exact Sciences Corp. (a) (b)	60,217	6,139,123
Exelixis, Inc. (a)	120,248	2,940,064
Fate Therapeutics, Inc. (a) (b)	56,326	2,251,350
FibroGen, Inc. (a) (b)	103,075	4,238,444
Global Blood Therapeutics, Inc. (a) (b)	71,552	3,945,377
IGM Biosciences, Inc. (a)	4,600	339,526
Immunomedics, Inc. (a) (b)	143,657	12,215,155
Insmed, Inc. (a)	151,988	4,884,894
Invitae Corp. (a) (b)	55,586	2,409,653

Biotechnology—(Continued)
Ionis Pharmaceuticals, Inc. (a)	29,815	1,414,722
Iovance Biotherapeutics, Inc. (a) (b)	109,944	3,619,356
Ironwood Pharmaceuticals, Inc. (a) (b)	93,087	837,318
Karuna Therapeutics, Inc. (a) (b)	15,437	1,193,589
Karyopharm Therapeutics, Inc. (a)	61,921	904,047
Kodiak Sciences, Inc. (a) (b)	69,678	4,125,634
Ligand Pharmaceuticals, Inc. (a) (b)	19,819	1,889,147
Madrigal Pharmaceuticals, Inc. (a) (b)	11,396	1,353,047
Mirati Therapeutics, Inc. (a) (b)	34,694	5,760,939
Neurocrine Biosciences, Inc. (a)	31,646	3,043,079
PTC Therapeutics, Inc. (a)	76,257	3,565,015
Sage Therapeutics, Inc. (a)	35,464	2,167,560
Sarepta Therapeutics, Inc. (a) (b)	21,383	3,002,815
Scholar Rock Holding Corp. (a)	13,879	245,520
Seattle Genetics, Inc. (a)	25,506	4,991,269
Turning Point Therapeutics, Inc. (a) (b)	38,706	3,381,356
Ultragenyx Pharmaceutical, Inc. (a) (b)	101,357	8,330,532
uniQure NV (a)	50,943	1,876,231
Xencor, Inc. (a) (b)	77,916	3,022,362
Zymeworks, Inc. (a) (b)	38,279	1,783,036

		155,100,117

Building Products—2.0%
AAON, Inc. (b)	57,643	3,472,991
Builders FirstSource, Inc. (a) (b)	219,725	7,167,429
Gibraltar Industries, Inc. (a) (b)	62,596	4,077,503
Lennox International, Inc. (b)	6,588	1,795,955
Patrick Industries, Inc.	101,336	5,828,847
UFP Industries, Inc.	92,481	5,226,101

		27,568,826

Capital Markets—1.8%
Cboe Global Markets, Inc.	52,226	4,582,309
FactSet Research Systems, Inc.	11,662	3,905,371
LPL Financial Holdings, Inc.	101,473	7,779,935
MarketAxess Holdings, Inc.	20,049	9,655,398

		25,923,013

Chemicals—2.1%
Chase Corp.	41,830	3,990,582
Element Solutions, Inc. (a)	168,150	1,767,257
HB Fuller Co. (b)	34,713	1,589,161
Ingevity Corp. (a)	75,622	3,738,752
Innospec, Inc.	63,523	4,022,276
NewMarket Corp.	9,825	3,363,294
Quaker Chemical Corp. (b)	19,819	3,561,672
Scotts Miracle-Gro Co. (The)	29,968	4,582,407
Stepan Co.	25,036	2,728,924

		29,344,325

Commercial Services & Supplies—2.7%
Casella Waste Systems, Inc. - Class A (a)	203,187	11,347,994
IAA, Inc. (a)	172,344	8,973,952
McGrath RentCorp	52,722	3,141,704
MSA Safety, Inc. (b)	48,340	6,485,778

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
U.S. Ecology, Inc. (b)	41,070	$1,341,757
UniFirst Corp.	37,403	7,083,006

		38,374,191

Communications Equipment—0.4%
Lumentum Holdings, Inc. (a)	26,502	1,991,095
Ubiquiti, Inc. (b)	25,483	4,246,997

		6,238,092

Construction & Engineering—0.7%
Comfort Systems USA, Inc.	72,221	3,720,104
EMCOR Group, Inc.	89,113	6,033,841

		9,753,945

Construction Materials—0.3%
Eagle Materials, Inc.	41,897	3,616,549

Consumer Finance—0.3%
Green Dot Corp. - Class A (a)	36,433	1,843,874
SLM Corp.	268,431	2,171,607

		4,015,481

Containers & Packaging—0.3%
Berry Global Group, Inc. (a)	76,018	3,673,190

Distributors—0.8%
Pool Corp.	32,921	11,013,391

Diversified Consumer Services—1.9%
Bright Horizons Family Solutions, Inc. (a)	32,762	4,981,134
frontdoor, Inc. (a)	86,692	3,373,186
Grand Canyon Education, Inc. (a)	47,656	3,809,621
Service Corp. International	112,921	4,763,008
ServiceMaster Global Holdings, Inc. (a)	166,788	6,651,505
Strategic Education, Inc.	27,785	2,541,494
WW International, Inc. (a) (b)	9,871	186,266

		26,306,214

Diversified Telecommunication Services—0.9%
Cogent Communications Holdings, Inc.	45,358	2,723,748
GCI Liberty, Inc. - Class A (a)	125,069	10,250,655

		12,974,403

Electrical Equipment—1.5%
Atkore International Group, Inc. (a)	155,887	3,543,311
Generac Holdings, Inc. (a)	92,762	17,962,434

		21,505,745

Electronic Equipment, Instruments & Components—3.1%
Cognex Corp.	77,596	5,051,499
Coherent, Inc. (a)	16,176	1,794,404
ePlus, Inc. (a)	18,544	1,357,421
Fabrinet (a)	55,134	3,475,096
Littelfuse, Inc. (b)	42,255	7,493,502

Electronic Equipment, Instruments & Components—(Continued)
Novanta, Inc. (a)	90,308	9,513,045
OSI Systems, Inc. (a) (b)	68,681	5,330,332
Zebra Technologies Corp. - Class A (a)	37,669	9,509,916

		43,525,215

Energy Equipment & Services—0.1%
Cactus, Inc. - Class A	37,378	717,284
Computer Modelling Group, Ltd.	39,025	151,229

		868,513

Entertainment—0.5%
Zynga, Inc. - Class A (a)	840,590	7,666,181

Equity Real Estate Investment Trusts—3.0%
Americold Realty Trust (b)	205,859	7,359,459
CoreSite Realty Corp.	52,534	6,245,242
CyrusOne, Inc.	71,327	4,995,030
Equity LifeStyle Properties, Inc.	74,162	4,546,131
First Industrial Realty Trust, Inc.	171,797	6,837,521
PS Business Parks, Inc.	24,196	2,961,348
Terreno Realty Corp. (b)	146,392	8,016,426
Universal Health Realty Income Trust	7,372	420,130

		41,381,287

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	70,981	12,609,775
Performance Food Group Co. (a)	231,921	8,029,105
Sprouts Farmers Market, Inc. (a)	185,382	3,880,045

		24,518,925

Food Products—1.1%
Hain Celestial Group, Inc. (The) (a)	20,700	710,010
J & J Snack Foods Corp. (b)	41,618	5,426,571
John B Sanfilippo & Son, Inc. (b)	33,731	2,542,643
Post Holdings, Inc. (a)	57,779	4,968,994
TreeHouse Foods, Inc. (a) (b)	53,463	2,166,855

		15,815,073

Health Care Equipment & Supplies—5.2%
AtriCure, Inc. (a)	27,032	1,078,577
Cantel Medical Corp.	61,207	2,689,436
Globus Medical, Inc. - Class A (a)	102,793	5,090,309
Haemonetics Corp. (a)	71,856	6,269,436
ICU Medical, Inc. (a)	42,189	7,710,462
iRhythm Technologies, Inc. (a) (b)	23,247	5,535,343
Lantheus Holdings, Inc. (a)	178,873	2,266,321
Merit Medical Systems, Inc. (a) (b)	82,744	3,599,364
Nevro Corp. (a)	38,422	5,352,185
NuVasive, Inc. (a) (b)	75,701	3,676,797
Penumbra, Inc. (a) (b)	26,800	5,209,384
Quidel Corp. (a)	40,786	8,947,633
Tandem Diabetes Care, Inc. (a)	89,298	10,135,323
West Pharmaceutical Services, Inc.	21,935	6,029,931

		73,590,501

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—4.4%
Addus HomeCare Corp. (a) (b)	51,244	$4,843,070
Amedisys, Inc. (a)	46,550	11,005,816
AMN Healthcare Services, Inc. (a)	106,425	6,221,606
BioTelemetry, Inc. (a) (b)	68,135	3,105,593
Chemed Corp.	12,853	6,173,939
Corvel Corp. (a)	43,877	3,748,412
Encompass Health Corp.	54,797	3,560,709
Ensign Group, Inc. (The)	148,052	8,447,847
Molina Healthcare, Inc. (a)	35,992	6,587,976
Pennant Group Inc. (The) (a) (b)	102,374	3,947,541
U.S. Physical Therapy, Inc. (b)	42,952	3,731,670

		61,374,179

Health Care Technology—0.5%
Omnicell, Inc. (a) (b)	85,824	6,407,620
Tabula Rasa HealthCare, Inc. (a) (b)	27,353	1,115,182

		7,522,802

Hotels, Restaurants & Leisure—4.3%
Boyd Gaming Corp.	163,972	5,032,301
Choice Hotels International, Inc. (b)	73,749	6,339,464
Churchill Downs, Inc. (b)	71,677	11,742,126
Domino’s Pizza, Inc.	10,137	4,311,063
Dunkin’ Brands Group, Inc.	63,369	5,190,555
Hilton Grand Vacations, Inc. (a)	109,344	2,294,037
Papa John’s International, Inc. (b)	67,181	5,527,653
Penn National Gaming, Inc. (a)	60,350	4,387,445
Texas Roadhouse, Inc.	30,100	1,829,779
Vail Resorts, Inc. (b)	24,527	5,248,042
Wendy’s Co. (The)	371,388	8,280,095

		60,182,560

Household Durables—2.5%
Cavco Industries, Inc. (a)	14,910	2,688,422
Helen of Troy, Ltd. (a) (b)	60,045	11,619,908
LGI Homes, Inc. (a) (b)	26,411	3,068,166
Tempur Sealy International, Inc. (a)	70,392	6,278,263
TopBuild Corp. (a)	63,020	10,756,884

		34,411,643

Independent Power and Renewable Electricity Producers—0.4%
Ormat Technologies, Inc. (b)	87,431	5,168,046

Insurance—2.0%
eHealth, Inc. (a)	29,181	2,305,299
First American Financial Corp.	57,868	2,946,060
Heritage Insurance Holdings, Inc.	16,520	167,182
Kemper Corp.	117,830	7,874,579
Palomar Holdings, Inc. (a) (b)	29,112	3,034,635
Primerica, Inc. (b)	93,685	10,599,521
Universal Insurance Holdings, Inc. (b)	75,707	1,047,785

		27,975,061

Internet & Direct Marketing Retail—0.4%
Stamps.com, Inc. (a)	25,514	6,147,598

IT Services—4.3%
Booz Allen Hamilton Holding Corp.	135,338	11,230,347
Broadridge Financial Solutions, Inc.	18,744	2,474,208
CACI International, Inc. - Class A (a)	50,745	10,816,804
Cardtronics plc - Class A (a) (b)	72,051	1,426,610
Euronet Worldwide, Inc. (a)	95,340	8,685,474
ExlService Holdings, Inc. (a)	60,287	3,977,134
Gartner, Inc. (a)	20,397	2,548,605
MAXIMUS, Inc.	126,083	8,625,338
Science Applications International Corp.	56,651	4,442,572
WEX, Inc. (a) (b)	45,992	6,391,508

		60,618,600

Leisure Products—0.3%
Brunswick Corp.	80,961	4,769,413

Life Sciences Tools & Services—3.4%
Bio-Rad Laboratories, Inc. - Class A (a)	6,635	3,420,077
Bruker Corp.	104,795	4,165,601
Charles River Laboratories International, Inc. (a)	31,250	7,076,563
Medpace Holdings, Inc. (a)	93,910	10,494,442
NeoGenomics, Inc. (a) (b)	135,919	5,014,052
PRA Health Sciences, Inc. (a)	56,438	5,725,071
Repligen Corp. (a)	76,445	11,278,695

		47,174,501

Machinery—4.1%
Albany International Corp. - Class A	75,126	3,719,488
Douglas Dynamics, Inc.	99,874	3,415,691
EnPro Industries, Inc.	34,743	1,959,853
Graco, Inc.	117,136	7,186,294
John Bean Technologies Corp. (b)	62,975	5,786,773
Kadant, Inc. (b)	23,684	2,596,240
Lincoln Electric Holdings, Inc. (b)	32,772	3,016,335
Lydall, Inc. (a)	72,776	1,203,715
Nordson Corp.	31,214	5,987,470
RBC Bearings, Inc. (a)	27,859	3,376,789
SPX Corp. (a)	63,959	2,966,418
Standex International Corp.	10,451	618,699
Toro Co. (The)	108,796	9,133,424
Woodward, Inc. (b)	87,234	6,992,677

		57,959,866

Media—1.4%
Cable One, Inc.	6,503	12,260,951
Gray Television, Inc. (a) (b)	148,091	2,039,213
Nexstar Media Group, Inc. - Class A (b)	57,213	5,145,165

		19,445,329

Oil, Gas & Consumable Fuels—0.4%
Renewable Energy Group, Inc. (a) (b)	24,780	1,323,747
Texas Pacific Land Trust	8,687	3,922,702

		5,246,449

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—2.8%
Arvinas, Inc. (a) (b)	24,003	$566,711
Axsome Therapeutics, Inc. (a) (b)	28,420	2,024,925
Catalent, Inc. (a)	98,911	8,472,716
Horizon Therapeutics plc (a)	104,976	8,154,536
Innoviva, Inc. (a) (b)	57,597	601,889
MyoKardia, Inc. (a) (b)	60,866	8,297,862
Nektar Therapeutics (a) (b)	49,725	824,938
Pacira BioSciences, Inc. (a)	38,747	2,329,469
Phibro Animal Health Corp. - Class A	71,093	1,237,018
Prestige Consumer Healthcare, Inc. (a)	82,002	2,986,513
Reata Pharmaceuticals, Inc. - Class A (a) (b)	17,252	1,680,690
Supernus Pharmaceuticals, Inc. (a) (b)	78,965	1,645,630
Theravance Biopharma, Inc. (a) (b)	52,800	780,648

		39,603,545

Professional Services—1.5%
ASGN, Inc. (a)	108,019	6,865,688
Exponent, Inc. (b)	129,285	9,312,399
Insperity, Inc.	64,211	4,205,178

		20,383,265

Road & Rail—0.9%
Landstar System, Inc.	60,229	7,558,137
Saia, Inc. (a) (b)	45,676	5,761,571

		13,319,708

Semiconductors & Semiconductor Equipment—5.8%
Advanced Energy Industries, Inc. (a)	73,876	4,649,755
Cirrus Logic, Inc. (a)	94,412	6,368,089
CMC Materials, Inc.	48,502	6,926,571
Entegris, Inc.	219,347	16,306,256
FormFactor, Inc. (a)	136,047	3,391,652
Ichor Holdings, Ltd. (a) (b)	55,170	1,190,017
Inphi Corp. (a) (b)	62,242	6,986,664
MaxLinear, Inc. (a)	211,236	4,909,125
MKS Instruments, Inc.	92,129	10,063,251
Monolithic Power Systems, Inc.	46,035	12,871,846
Onto Innovation, Inc. (a) (b)	41,010	1,221,278
Power Integrations, Inc.	108,275	5,998,435

		80,882,939

Software—9.9%
ACI Worldwide, Inc. (a)	201,144	5,255,893
Aspen Technology, Inc. (a)	60,403	7,646,416
Blackbaud, Inc. (b)	88,760	4,955,471
Ceridian HCM Holding, Inc. (a) (b)	63,062	5,212,074
CommVault Systems, Inc. (a)	73,482	2,998,066
CyberArk Software, Ltd. (a)	22,783	2,356,218
Descartes Systems Group, Inc. (The) (a)	92,798	5,287,630
Envestnet, Inc. (a) (b)	111,368	8,593,155
Fair Isaac Corp. (a)	27,003	11,486,536
Five9, Inc. (a) (b)	77,427	10,040,733
Fortinet, Inc. (a)	14,199	1,672,784
j2 Global, Inc. (a) (b)	44,025	3,047,410
Manhattan Associates, Inc. (a) (b)	80,406	7,677,969

Software—(Continued)
Paylocity Holding Corp. (a)	62,741	10,127,652
Pegasystems, Inc.	87,797	10,626,949
Proofpoint, Inc. (a) (b)	41,496	4,379,903
PTC, Inc. (a)	15,216	1,258,667
Qualys, Inc. (a) (b)	71,669	7,024,279
RealPage, Inc. (a)	107,440	6,192,841
Sapiens International Corp. NV	140,748	4,304,074
SPS Commerce, Inc. (a)	70,395	5,481,659
SS&C Technologies Holdings, Inc.	88,146	5,334,596
Tyler Technologies, Inc. (a)	23,611	8,229,850

		139,190,825

Specialty Retail—1.8%
Aaron’s, Inc.	41,767	2,366,100
Asbury Automotive Group, Inc. (a)	15,453	1,505,895
Burlington Stores, Inc. (a)	24,101	4,966,975
Murphy USA, Inc. (a)	38,247	4,905,943
RH (a) (b)	28,603	10,944,080

		24,688,993

Technology Hardware, Storage & Peripherals—0.1%
NCR Corp. (a)	53,687	1,188,630

Textiles, Apparel & Luxury Goods—0.3%
Carter’s, Inc.	12,014	1,040,172
Steven Madden, Ltd.	158,876	3,098,082

		4,138,254

Trading Companies & Distributors—0.8%
Beacon Roofing Supply, Inc. (a) (b)	15,195	472,109
Univar Solutions, Inc. (a)	61,440	1,037,107
Watsco, Inc. (b)	38,755	9,025,652

		10,534,868

Water Utilities—0.3%
Middlesex Water Co.	60,009	3,729,559

Total Common Stocks (Cost $1,048,705,035)		1,391,808,249

Short-Term Investment—0.7%

Mutual Fund—0.7%
T. Rowe Price Government Reserve Fund (c)	10,377,231	10,377,231

Total Short-Term Investments (Cost $10,377,231)		10,377,231

Securities Lending Reinvestments (d)—19.9%

Certificates of Deposit—7.9%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	4,000,000

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (e)	2,000,000	$2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (e)	2,000,000	2,000,198
0.480%, SOFR + 0.410%, 10/02/20 (e)	1,000,000	1,000,014
Bank of Nova Scotia 0.379%, 1M LIBOR + 0.220%, 01/08/21 (e)	3,000,000	3,001,452
BNP Paribas S.A. New York 0.261%, 1M LIBOR + 0.110%, 02/12/21 (e)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	1,000,224
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (e)	2,000,000	2,000,116
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (e)	2,000,000	2,000,552
0.550%, SOFR + 0.480%, 10/06/20 (e)	4,000,000	4,000,236
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (e)	5,000,000	5,002,880
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (e)	2,500,000	2,497,205
0.281%, SOFR + 0.210%, 02/22/21 (e)	2,500,000	2,497,205
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	4,000,000	4,000,656
0.650%, 10/15/20	3,000,000	3,000,477
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	8,000,000	8,000,048
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	5,994,718	5,995,680
Mizuho Bank, Ltd. 0.250%, 03/22/21	6,000,000	6,000,288
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (e)	5,000,000	5,001,015
National Westminster Bank plc
Zero Coupon, 12/03/20	3,998,001	3,998,480
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (e)	2,000,000	2,001,260
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (e)	3,000,000	3,000,675
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	5,000,000	4,999,310
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	7,979,201	7,998,080
0.310%, 3M LIBOR + 0.030%, 02/17/21 (e)	5,000,000	5,000,380
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (e)	4,000,000	4,000,048
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (e)	4,000,000	3,999,832
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (e)	2,000,000	2,000,000
0.432%, 3M LIBOR + 0.130%, 07/02/21 (e)	5,000,000	5,004,980

		111,000,129

Commercial Paper—0.9%
Antalis S.A. 0.210%, 11/20/20	3,997,853	3,998,612

Commercial Paper—(Continued)
Svenska Handelsbanken AB 0.256%, 1M LIBOR + 0.100%, 11/10/20 (e)	2,000,000	2,000,130
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (e)	7,000,000	7,000,000

		12,998,742

Repurchase Agreements—6.2%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $5,000,025; collateralized by various Common Stock with an aggregate market value of $5,556,367.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $2,003,169; collateralized by various Common Stock with an aggregate market value of $2,222,747.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $5,001,750; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $13,005,435; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $14,251,128.	13,000,000	13,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,822.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $2,192,728.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $9,800,027; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $9,996,002.	9,800,000	9,800,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $4,100,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $4,182,000.	4,100,000	4,100,000

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,753,842; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,828,913.	3,753,836	3,753,836
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $20,000,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $22,173,403.	20,000,000	20,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $4,700,026; collateralized by various Common Stock with an aggregate market value of $5,223,062.	4,700,000	4,700,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $2,200,105; collateralized by various Common Stock with an aggregate market value of $2,444,838.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $3,100,157; collateralized by various Common Stock with an aggregate market value of $3,445,227.	3,100,000	3,100,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $2,000,093; collateralized by various Common Stock with an aggregate market value of $2,223,078.	2,000,000	2,000,000

		86,653,836

Mutual Funds—4.9%
BlackRock Liquidity Funds, Institutional Shares 0.010% (f)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (f)	40,000,000	40,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (f)	8,000,000	8,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (f)	4,800,000	4,800,000

		68,300,000

Total Securities Lending Reinvestments (Cost $278,939,719)		278,952,707

Total Investments—119.9% (Cost $1,338,021,985)		1,681,138,187
Other assets and liabilities (net)—(19.9)%		(279,459,221)

Net Assets—100.0%		$1,401,678,966

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $273,676,459 and the collateral received consisted of cash in the amount of $278,920,544 and non-cash collateral with a value of $880,604. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,391,808,249	$—	$—	$1,391,808,249
Total Short-Term Investment*	10,377,231	—	—	10,377,231
Securities Lending Reinvestments
Certificates of Deposit	—	111,000,129	—	111,000,129
Commercial Paper	—	12,998,742	—	12,998,742
Repurchase Agreements	—	86,653,836	—	86,653,836
Mutual Funds	68,300,000	—	—	68,300,000
Total Securities Lending Reinvestments	68,300,000	210,652,707	—	278,952,707
Total Investments	$1,470,485,480	$210,652,707	$—	$1,681,138,187

Collateral for Securities Loaned (Liability)	$—	$(278,920,544)	$—	$(278,920,544)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-262

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Chemicals—9.6%
CF Industries Holdings, Inc.	323,800	$9,943,898
Corteva, Inc.	406,733	11,717,978
Dow, Inc.	75,133	3,535,008
DuPont de Nemours, Inc.	71,333	3,957,555
FMC Corp.	300,700	31,847,137
Nutrien, Ltd.	842,523	33,052,177
Yara International ASA	260,200	10,018,726

		104,072,479

Electrical Equipment—9.2%
Sunrun, Inc. (a) (b)	1,293,000	99,651,510

Electronic Equipment, Instruments & Components—1.7%
IPG Photonics Corp. (a) (b)	109,900	18,679,703

Energy Equipment & Services—0.9%
Liberty Oilfield Services, Inc. - Class A (b)	821,200	6,561,388
Solaris Oilfield Infrastructure, Inc. - Class A (b)	451,100	2,859,974

		9,421,362

Food Products—4.8%
Bunge, Ltd.	231,300	10,570,410
Sanderson Farms, Inc. (b)	98,300	11,596,451
Tyson Foods, Inc. - Class A	508,900	30,269,372

		52,436,233

Independent Power and Renewable Electricity Producers—1.6%
Ormat Technologies, Inc. (b)	289,100	17,088,701

Machinery—1.2%
Chart Industries, Inc. (a) (b)	190,820	13,408,921

Marine—1.2%
Kirby Corp. (a)	372,331	13,467,212

Metals & Mining—38.5%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	576,933	45,929,636
Anglo American plc	988,900	23,880,553
B2Gold Corp.	2,596,500	16,929,180
Barrick Gold Corp.	1,559,435	43,835,718
BHP Group, Ltd. (ADR)	190,800	9,866,268
First Quantum Minerals, Ltd.	4,533,700	40,415,320
Freeport-McMoRan, Inc.	2,503,900	39,160,996
Kinross Gold Corp. (a)	3,550,600	31,316,292
Kirkland Lake Gold, Ltd. (b)	812,364	39,586,498
Lundin Mining Corp. (b)	3,602,700	20,102,933
MMC Norilsk Nickel PJSC (ADR)	283,400	6,844,110
Newmont Corp.	690,917	43,838,684
Rio Tinto plc (ADR) (b)	508,900	30,732,471
Sibanye Stillwater, Ltd.	338,100	940,890
Sibanye Stillwater, Ltd. (ADR) (b)	2,102,300	23,419,622

		416,799,171

Mortgage Real Estate Investment Trusts—4.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,121,543	47,407,623

Oil, Gas & Consumable Fuels—12.4%
Cabot Oil & Gas Corp.	497,300	8,633,128
Chevron Corp.	289,100	20,815,200
Cimarex Energy Co.	387,400	9,425,442
Concho Resources, Inc.	245,929	10,850,387
Diamondback Energy, Inc. (b)	356,006	10,722,901
Equinor ASA (ADR) (b)	682,400	9,594,544
Neste Oyj	242,900	12,772,596
Parsley Energy, Inc. - Class A (b)	1,613,400	15,101,424
Pioneer Natural Resources Co.	185,000	15,908,150
Valero Energy Corp.	364,300	15,781,476
WPX Energy, Inc. (a)	988,900	4,845,610

		134,450,858

Paper & Forest Products—1.4%
Louisiana-Pacific Corp.	508,900	15,017,639

Road & Rail—1.8%
Kansas City Southern	52,000	9,403,160
Union Pacific Corp.	52,000	10,237,240

		19,640,400

Semiconductors & Semiconductor Equipment—7.5%
SolarEdge Technologies, Inc. (a) (b)	341,200	81,325,020

Special Purpose Acquisition Companies—1.8%
Alussa Energy Acquisition Corp. - Class A (a)	478,900	4,755,477
Star Peak Energy Transition Corp. (a)	1,396,300	14,312,075

		19,067,552

Total Common Stocks (Cost $903,579,795)		1,061,934,384

Warrant—0.0%

Special Purpose Acquisition Companies—0.0%
Alussa Energy Acquisition Corp. (a) (Cost $170,946)	251,000	163,150

Short-Term Investment—1.0%

Mutual Fund—1.0%
AIM STIT-STIC Prime Portfolio	10,890,221	10,890,221

Total Short-Term Investments (Cost $10,890,221)		10,890,221

BHFTII-263

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—28.7%

Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—7.8%
Banco del Estado de Chile 0.250%, 01/04/21	4,000,000	$4,000,000
Bank of Montreal (Chicago) 0.232%, 3M LIBOR - 0.010%, 06/09/21 (d)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	2,000,198
BNP Paribas S.A. New York 0.494%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,000,164
Canadian Imperial Bank of Commerce 0.250%, FEDEFF PRV + 0.160%, 02/26/21 (d)	2,000,000	2,000,496
Credit Suisse AG 0.530%, SOFR + 0.460%, 11/03/20 (d)	1,000,000	1,000,276
0.550%, SOFR + 0.480%, 10/06/20 (d)	3,000,000	3,000,177
DNB Bank ASA 0.336%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,002,304
Goldman Sachs Bank USA 0.271%, SOFR + 0.200%, 02/22/21 (d)	2,500,000	2,497,205
0.281%, SOFR + 0.210%, 02/22/21 (d)	2,500,000	2,497,205
Industrial & Commercial Bank of China Corp. 0.550%, 10/21/20	4,000,000	4,000,656
0.650%, 10/15/20	3,000,000	3,000,477
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	8,000,000	8,000,048
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/20/20	4,996,935	4,998,650
Zero Coupon, 01/25/21	3,996,479	3,997,120
Mizuho Bank, Ltd. 0.250%, 03/22/21	4,000,000	4,000,192
Mizuho Bank, Ltd., New York 0.352%, 1M LIBOR + 0.200%, 11/23/20 (d)	4,000,000	4,000,812
National Westminster Bank plc Zero Coupon, 12/03/20	3,998,001	3,998,480
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,958
Rabobank International London 0.348%, 3M LIBOR + 0.080%, 07/30/21 (d)	2,000,000	2,001,260
0.366%, 1M LIBOR + 0.210%, 01/08/21 (d)	1,000,000	1,000,030
Skandinaviska Enskilda Banken AB 0.210%, 03/15/21	2,000,000	1,999,724
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	4,987,001	4,998,800
0.310%, 3M LIBOR + 0.030%, 02/17/21 (d)	2,000,000	2,000,152
0.311%, 3M LIBOR + 0.060%, 01/29/21 (d)	3,000,000	3,000,387
Sumitomo Mitsui Trust Bank, Ltd. 0.311%, 3M LIBOR + 0.070%, 12/02/20 (d)	3,000,000	3,000,036
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (d)	3,000,000	2,999,874

		83,995,681

Commercial Paper—0.7%
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

Repurchase Agreements—10.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $9,900,050; collateralized by various Common Stock with an aggregate market value of $11,001,607.	9,900,000	9,900,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $1,502,377; collateralized by various Common Stock with an aggregate market value of $1,667,061.	1,500,000	1,500,000
BofA Securities, Inc. Repurchase Agreement dated 09/30/20 at 0.360%, due on 11/04/20 with a maturity value of $5,001,750; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $10,004,180; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $10,962,406.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 11/30/22 - 09/15/23, and various Common Stock with an aggregate market value of $5,481,822.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $15,000,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $15,300,003.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $3,900,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $3,978,000.	3,900,000	3,900,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $20,000,033; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $8,045,927; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $8,206,832.	8,045,914	8,045,914

BHFTII-264

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $11,500,068; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $12,749,707.	11,500,000	$11,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $13,700,077; collateralized by various Common Stock with an aggregate market value of $15,224,670.	13,700,000	13,700,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,200,057; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $2,400,121; collateralized by various Common Stock with an aggregate market value of $2,667,273.	2,400,000	2,400,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $7,000,327; collateralized by various Common Stock with an aggregate market value of $7,780,771.	7,000,000	7,000,000

		114,145,914

Mutual Funds—9.7%
BlackRock Liquidity Funds, Institutional Shares 0.010% (e)	30,000,000	30,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (e)	30,000,000	30,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (e)	25,000,000	25,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (e)	20,000,000	20,000,000

		105,500,000

Total Securities Lending Reinvestments (Cost $311,636,463)		311,641,595

Total Investments—127.7% (Cost $1,226,277,425)		1,384,629,350
Other assets and liabilities (net)—(27.7)%		(300,534,477)

Net Assets—100.0%		$1,084,094,873

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $307,999,538 and the collateral received consisted of cash in the amount of $311,624,329 and non-cash collateral with a value of $2,010,467. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2020.

Glossary of Abbreviations

Index Abbreviations
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations
(ADR)—	American Depositary Receipt

BHFTII-265

Brighthouse Funds Trust II

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$94,053,753	$10,018,726	$—	$104,072,479
Electrical Equipment	99,651,510	—	—	99,651,510
Electronic Equipment, Instruments & Components	18,679,703	—	—	18,679,703
Energy Equipment & Services	9,421,362	—	—	9,421,362
Food Products	52,436,233	—	—	52,436,233
Independent Power and Renewable Electricity
Producers	17,088,701	—	—	17,088,701
Machinery	13,408,921	—	—	13,408,921
Marine	13,467,212	—	—	13,467,212
Metals & Mining	391,977,728	24,821,443	—	416,799,171
Mortgage Real Estate Investment Trusts	47,407,623	—	—	47,407,623
Oil, Gas & Consumable Fuels	121,678,262	12,772,596	—	134,450,858
Paper & Forest Products	15,017,639	—	—	15,017,639
Road & Rail	19,640,400	—	—	19,640,400
Semiconductors & Semiconductor Equipment	81,325,020	—	—	81,325,020
Special Purpose Acquisition Companies	19,067,552	—	—	19,067,552
Total Common Stocks	1,014,321,619	47,612,765	—	1,061,934,384
Total Warrant*	163,150	—	—	163,150
Total Short-Term Investment*	10,890,221	—	—	10,890,221
Securities Lending Reinvestments
Certificates of Deposit	—	83,995,681	—	83,995,681
Commercial Paper	—	8,000,000	—	8,000,000
Repurchase Agreements	—	114,145,914	—	114,145,914
Mutual Funds	105,500,000	—	—	105,500,000
Total Securities Lending Reinvestments	105,500,000	206,141,595	—	311,641,595
Total Investments	$1,130,874,990	$253,754,360	$—	$1,384,629,350

Collateral for Securities Loaned (Liability)	$—	$(311,624,329)	$—	$(311,624,329)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-266

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—51.2% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.0%
Boeing Co. (The)
3.250%, 02/01/35 (a)	1,740,000	$1,634,032
5.930%, 05/01/60	8,660,000	10,694,404
L3Harris Technologies, Inc. 4.854%, 04/27/35	350,000	460,594
TransDigm, Inc.
6.250%, 03/15/26 (144A)	7,290,000	7,643,930
8.000%, 12/15/25 (144A) (a)	8,010,000	8,710,875

		29,143,835

Agriculture—0.2%
Altria Group, Inc.
4.800%, 02/14/29	3,500,000	4,150,738
5.950%, 02/14/49	829,000	1,111,377

		5,262,115

Airlines—1.0%
Air Canada 7.750%, 04/15/21 (144A) (a)	1,399,000	1,402,497
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	569,239	510,778
Delta Air Lines, Inc.
2.900%, 10/28/24 (a)	7,803,000	6,944,670
3.400%, 04/19/21	1,291,000	1,286,034
7.000%, 05/01/25 (144A)	3,990,000	4,380,302
7.375%, 01/15/26	3,400,000	3,563,642
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A) (a)	2,550,000	2,645,625
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A)	7,130,000	7,554,378
United Airlines Holdings, Inc. 6.000%, 12/01/20	420,000	421,050
United Airlines Pass-Through Trust 3.700%, 06/01/24	2,150,000	2,013,811

		30,722,787

Apparel—0.1%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	2,910,000	3,037,313

Auto Manufacturers—1.2%
Ford Motor Co.
8.500%, 04/21/23	4,893,000	5,333,370
9.000%, 04/22/25	7,380,000	8,461,244
Ford Motor Credit Co. LLC
3.087%, 01/09/23	3,470,000	3,400,218
5.125%, 06/16/25	3,590,000	3,702,188
General Motors Co.
6.125%, 10/01/25	3,370,000	3,913,993
6.600%, 04/01/36	5,134,000	6,240,386
Navistar International Corp.
9.500%, 05/01/25 (144A)	1,040,000	1,168,081
PM General Purchaser LLC 9.500%, 10/01/28 (144A)	3,960,000	4,107,312

		36,326,792

Banks—6.0%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	790,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	800,000	797,520
Barclays Bank plc 7.625%, 11/21/22	15,650,000	17,213,033
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	8,154,108
5.088%, 3M LIBOR + 3.054%, 06/20/30 (b)	200,000	225,380
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (a) (b)	3,650,000	3,771,545
8.000%, 5Y H15 + 5.672%, 06/15/24 (a) (b)	6,660,000	7,092,900
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	8,162,000
BNP Paribas S.A. 7.625%, 5Y USD Swap + 6.314%, 03/30/21 (144A) (b)	2,850,000	2,899,875
Citigroup, Inc. 4.450%, 09/29/27	3,064,000	3,549,099
Credit Agricole S.A.
6.500%, 5Y EUR Swap + 5.120%, 06/23/21 (EUR) (b)	2,735,000	3,278,325
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (b)	1,750,000	1,933,750
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (a) (b)	7,050,000	8,283,750
Credit Suisse Group AG
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (b)	650,000	704,438
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (b)	3,390,000	3,577,501
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	2,000,000	2,893,912
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	399,750
6.250%, 5Y USD ICE Swap + 3.453%, 03/23/23 (a) (b)	1,260,000	1,267,875
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	1,460,000	1,550,330
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A)	1,970,000	2,025,980
3.375%, 01/12/23 (144A)	1,900,000	1,972,882
5.017%, 06/26/24 (144A)	2,440,000	2,563,865
5.710%, 01/15/26 (144A)	17,630,000	19,215,840
6.500%, 02/24/21 (144A)	1,175,000	1,199,343
JPMorgan Chase & Co. 3.109%, SOFR + 2.440%, 04/22/51 (b)	9,500,000	10,053,547
Lloyds Banking Group plc
4.582%, 12/10/25	1,811,000	1,992,268
4.650%, 03/24/26	3,120,000	3,472,543
4.947%, -1 x 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	6,309,978
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b)	3,580,000	3,754,525
Natwest Group plc
6.000%, 12/19/23	875,000	984,904
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	2,890,000	2,962,250
Royal Bank of Scotland Group plc 5.125%, 05/28/24	2,870,000	3,150,587

BHFTII-267

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Santander Holdings USA, Inc. 4.500%, 07/17/25	570,000	$632,140
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	9,631,000	10,531,929
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,510,494
Santander UK plc
7.950%, 10/26/29	272,000	355,669
UBS AG 7.625%, 08/17/22	2,850,000	3,173,331
UBS Group AG 7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (b)	3,600,000	3,843,000
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (b)	5,760,000	5,864,400
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	6,200,000	7,134,278
Wells Fargo & Co.
5.013%, 3M LIBOR + 4.240%, 04/04/51 (b)	3,360,000	4,564,176
5.950%, 12/01/86	90,000	117,689

		175,930,709

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49	2,870,000	3,894,797
5.800%, 01/23/59	1,110,000	1,582,903
Constellation Brands, Inc. 4.750%, 12/01/25	140,000	166,398

		5,644,098

Building Materials—0.2%
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A)	2,330,000	2,353,300
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	2,380,000	2,478,175

		4,831,475

Chemicals—0.0%
Olin Corp. 5.000%, 02/01/30 (a)	1,540,000	1,447,600

Commercial Services—1.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	7,540,000	8,030,100
Brown University in Providence in the State of Rhode Island and Providence Plant 2.924%, 09/01/50	2,040,000	2,221,182
Carriage Services, Inc. 6.625%, 06/01/26 (144A)	2,087,000	2,191,350
Gartner, Inc. 3.750%, 10/01/30 (144A)	5,930,000	5,998,492
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	2,480,911

Commercial Services—(Continued)
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (a)	2,010,000	2,065,275
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27 (144A) (a)	1,580,000	1,518,775
5.750%, 04/15/26 (144A) (a)	960,000	1,026,605
6.250%, 01/15/28 (144A) (a)	2,720,000	2,754,000
RR Donnelley and Sons Co. 8.250%, 07/01/27	4,940,000	4,989,400
United Rentals North America, Inc.
3.875%, 11/15/27	2,290,000	2,358,700
4.875%, 01/15/28 (a)	5,230,000	5,491,500
5.250%, 01/15/30	7,040,000	7,682,400
WW International, Inc. 8.625%, 12/01/25 (144A)	5,945,000	6,208,809

		55,017,499

Distribution/Wholesale—0.7%
American News Co. LLC 8.500%, 10.000% PIK, 09/01/26 (144A) (e)	18,700,288	20,523,566

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 09/15/23	3,200,000	3,296,758
5.000%, 10/01/21	15,056,000	15,517,985
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A) †	3,370,000	4,200,524
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (e)	12,787,325	7,128,934
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	165,036
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (e)	250,000	294,578
Mastercard, Inc. 3.850%, 03/26/50 (a)	1,180,000	1,484,498
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,800,000	3,769,741
5.250%, 08/15/22 (144A)	5,120,000	5,140,357

		40,998,411

Electric—0.9%
FirstEnergy Corp.
3.900%, 07/15/27 (a)	1,640,000	1,802,253
7.375%, 11/15/31	3,550,000	4,973,959
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (a)	1,987,207	2,106,440
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	558,584	493,649
Perusahaan Listrik Negara PT 5.500%, 11/22/21	6,750,000	7,068,938
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,255,152
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	5,110,000	3,883,600

BHFTII-268

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
TransAlta Corp. 6.500%, 03/15/40 (a)	4,340,000	$4,465,860

		26,049,851

Electronics—0.1%
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A) (a)	2,090,000	2,194,500

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,040,114	1,263,305

Entertainment—1.3%
Allen Media LLC / Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	6,590,000	6,359,350
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	3,470,000	3,626,150
Caesars Entertainment, Inc. 6.250%, 07/01/25 (144A)	4,470,000	4,659,975
International Game Technology plc 5.250%, 01/15/29 (144A)	3,090,000	3,124,763
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	3,336,000	3,277,620
Mohegan Gaming & Entertainment 7.875%, 10/15/24 (144A) †	9,397,000	8,786,195
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.750%, 04/15/25 (144A) (a)	6,768,000	7,167,887

		37,001,940

Environmental Control—0.6%
GFL Environmental, Inc.
3.750%, 08/01/25 (144A) (a)	7,410,000	7,391,475
5.125%, 12/15/26 (144A)	3,290,000	3,421,600
8.500%, 05/01/27 (144A)	6,627,000	7,190,295

		18,003,370

Food—0.7%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (b) (f)	2,410,000	3,633,578
Kraft Heinz Foods Co.
4.875%, 10/01/49 (144A)	2,190,000	2,306,528
5.500%, 06/01/50 (144A)	6,720,000	7,686,364
SunOpta Foods, Inc. 9.500%, 10/09/22 (144A)	7,410,000	7,558,200

		21,184,670

Forest Products & Paper—0.2%
Suzano Austria GmbH 5.750%, 07/14/26 (a)	4,200,000	4,803,750

Healthcare-Services—2.2%
Air Methods Corp. 8.000%, 05/15/25 (144A)	6,230,000	4,890,550

Healthcare-Services—(Continued)
Centene Corp.
3.375%, 02/15/30 (a)	1,280,000	1,328,000
5.375%, 06/01/26 (144A) (a)	7,030,000	7,419,954
5.375%, 08/15/26 (144A)	1,920,000	2,033,616
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	784,410
Global Medical Response, Inc. 6.500%, 10/01/25 (144A)	6,500,000	6,451,900
HCA, Inc.
5.375%, 02/01/25	5,320,000	5,825,400
5.500%, 06/15/47 (a)	9,200,000	11,471,118
5.625%, 09/01/28 (a)	7,610,000	8,705,459
Humana, Inc. 4.800%, 03/15/47	800,000	1,040,420
LifePoint Health, Inc. 4.375%, 02/15/27 (144A)	3,780,000	3,784,725
Radiology Partners, Inc. 9.250%, 02/01/28 (144A) (a)	5,630,000	5,855,200
Tenet Healthcare Corp.
4.625%, 06/15/28 (144A)	1,880,000	1,895,839
U.S. Renal Care, Inc. 10.625%, 07/15/27 (144A) (a)	3,931,000	4,166,860

		65,653,451

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43 (a)	3,575,000	4,325,750

Housewares—0.3%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	1,310,000	1,382,050
Newell Brands, Inc.
4.700%, 04/01/26	5,580,000	5,946,997
4.875%, 06/01/25 (a)	2,610,000	2,815,537

		10,144,584

Insurance—1.0%
Ambac Assurance Corp. 5.100%, (144A) (g)	20,207	27,683
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	74,831	74,831
American International Group, Inc. 6.250%, 03/15/87	453,000	499,029
AXA S.A. 8.600%, 12/15/30 (a)	1,320,000	2,018,386
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A) †	2,600,000	4,002,890
Massachusetts Mutual Life Insurance Co.
3.375%, 04/15/50 (144A)	800,000	814,764
4.900%, 04/01/77 (144A)	6,285,000	8,213,671
MGIC Investment Corp. 5.250%, 08/15/28	4,380,000	4,531,986
New York Life Insurance Co. 3.750%, 05/15/50 (144A)	800,000	899,826

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
NMI Holdings, Inc. 7.375%, 06/01/25 (144A)	5,040,000	$5,386,500
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (b)	550,000	584,127
5.875%, 3M LIBOR + 4.175%, 09/15/42 (b)	1,200,000	1,263,741
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	1,771,000	2,230,340
6.850%, 12/16/39 (144A)	216,000	321,845

		30,869,619

Internet—1.2%
Cogent Communications Group, Inc. 5.375%, 03/01/22 (144A)	8,999,000	9,178,980
Match Group Holdings II LLC
4.625%, 06/01/28 (144A) (a)	2,720,000	2,801,600
5.000%, 12/15/27 (144A) (a)	1,540,000	1,624,700
Netflix, Inc. 6.375%, 05/15/29	10,110,000	12,435,300
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A)	8,110,000	8,924,240

		34,964,820

Investment Companies—0.5%
The Vanguard Group, Inc. 3.050%, 08/28/50 (c) (d)	7,460,000	7,040,702
Owl Rock Capital Corp. 4.000%, 03/30/25	8,090,000	8,162,810

		15,203,512

Iron/Steel—0.4%
ArcelorMittal
3.600%, 07/16/24	180,000	188,531
6.125%, 06/01/25	2,700,000	3,112,507
Vale Overseas, Ltd.
6.250%, 08/10/26	3,990,000	4,718,175
6.875%, 11/10/39	2,180,000	2,867,681

		10,886,894

Leisure Time—1.0%
NCL Corp., Ltd.
3.625%, 12/15/24 (144A)	3,070,000	2,149,000
10.250%, 02/01/26 (144A) (a)	5,330,000	5,553,194
12.250%, 05/15/24 (144A) (a)	5,010,000	5,611,200
Silversea Cruise Finance, Ltd. 7.250%, 02/01/25 (144A) (a)	6,685,000	6,768,563
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	6,462,000	5,024,205
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A)	6,560,000	5,808,027

		30,914,189

Lodging—1.1%
Boyd Gaming Corp. 8.625%, 06/01/25 (144A)	1,620,000	1,775,973

Lodging—(Continued)
Hilton Domestic Operating Co., Inc. 5.750%, 05/01/28 (144A) (a)	2,010,000	2,125,575
Las Vegas Sands Corp.
2.900%, 06/25/25	50,000	49,830
3.200%, 08/08/24	560,000	567,247
Melco Resorts Finance, Ltd. 5.375%, 12/04/29 (144A) (a)	8,230,000	8,175,675
Sands China, Ltd.
3.800%, 01/08/26 (144A) (a)	1,300,000	1,357,187
5.125%, 08/08/25	4,610,000	5,029,372
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A) (a)	2,430,000	2,357,100
Wynn Macau, Ltd.
5.125%, 12/15/29 (144A) (a)	5,550,000	5,325,086
5.625%, 08/26/28 (144A) (a)	6,040,000	5,858,800

		32,621,845

Media—2.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (144A)	3,440,000	3,590,500
5.000%, 02/01/28 (144A)	5,990,000	6,296,987
5.375%, 05/01/25 (144A)	880,000	905,300
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 03/15/28	4,010,000	4,553,385
4.908%, 07/23/25	2,864,000	3,310,412
5.375%, 04/01/38	2,050,000	2,491,376
CSC Holdings LLC
6.500%, 02/01/29 (144A)	12,520,000	13,959,800
DISH DBS Corp. 7.750%, 07/01/26 (a)	11,795,000	12,966,951
Fox Corp. 5.476%, 01/25/39	1,400,000	1,869,788
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	3,610,000	3,402,235
5.250%, 08/15/27 (144A) (a)	2,190,000	2,135,250
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,416,026
Univision Communications, Inc. 9.500%, 05/01/25 (144A)	5,160,000	5,521,200
UPC Holding B.V. 5.500%, 01/15/28 (144A)	3,545,000	3,660,213
Virgin Media Secured Finance plc 5.500%, 08/15/26 (144A)	5,985,000	6,239,363

		73,318,786

Metal Fabricate/Hardware—0.1%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	3,025,000	2,783,000

Mining—2.7%
Alcoa Nederland Holding B.V.
6.125%, 05/15/28 (144A) (a)	2,212,000	2,330,895
6.750%, 09/30/24 (144A)	2,200,000	2,268,750
Anglo American Capital plc 4.000%, 09/11/27 (144A) (a)	3,540,000	3,906,230

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Barrick Gold Corp. 5.250%, 04/01/42	2,520,000	$3,448,613
Barrick North America Finance LLC 5.750%, 05/01/43	6,029,000	8,762,887
BHP Billiton Finance USA, Ltd. 6.250%, 5Y USD Swap + 4.971%, 10/19/75 (144A) (b)	1,592,000	1,589,755
First Quantum Minerals, Ltd.
6.875%, 10/15/27 (144A)	6,700,000	6,454,110
7.250%, 04/01/23 (144A) (a)	17,459,000	17,437,176
Freeport-McMoRan, Inc. 5.450%, 03/15/43	14,570,000	16,176,488
Glencore Finance Canada, Ltd.
4.250%, 10/25/22 (144A)	788,000	836,654
5.550%, 10/25/42 (144A)	1,000,000	1,172,240
Glencore Funding LLC 4.000%, 04/16/25 (144A) (a)	4,180,000	4,587,926
HudBay Minerals, Inc. 7.625%, 01/15/25 (144A)	4,070,000	4,141,225
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) † (c) (d) (h)	932,290	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) † (h)	8,475,000	135,600
Teck Resources, Ltd.
5.400%, 02/01/43	4,575,000	4,810,933
6.000%, 08/15/40	1,774,000	2,005,783

		80,065,265

Miscellaneous Manufacturing—0.7%
General Electric Co.
4.250%, 05/01/40	520,000	529,004
4.350%, 05/01/50	680,000	691,874
6.875%, 01/10/39	14,178,000	18,137,316

		19,358,194

Office/Business Equipment—0.3%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/29	3,750,000	3,735,938
4.125%, 05/01/25	4,450,000	4,580,563

		8,316,501

Oil & Gas—5.7%
Apache Corp.
4.250%, 01/15/44	260,000	221,000
4.750%, 04/15/43 (a)	7,000,000	6,218,800
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	10,650,000	8,280,375
Cenovus Energy, Inc. 5.375%, 07/15/25 (a)	3,910,000	3,762,392
Comstock Resources, Inc. 9.750%, 08/15/26 (a)	11,280,000	11,571,641
Devon Energy Corp. 5.600%, 07/15/41	110,000	110,734

Oil & Gas—(Continued)
Diamondback Energy, Inc. 5.375%, 05/31/25	4,670,000	4,848,920
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,925,000	1,910,563
5.750%, 01/30/28 (144A)	6,320,000	6,351,600
6.625%, 07/15/25 (144A)	3,860,000	3,966,150
EQT Corp. 7.875%, 02/01/25	2,930,000	3,247,758
Exxon Mobil Corp. 4.327%, 03/19/50	2,250,000	2,796,453
Gazprom OAO Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	7,980,000	8,873,361
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	350,196
6.375%, 10/24/48 (144A)	1,060,000	1,351,500
MEG Energy Corp.
6.500%, 01/15/25 (144A)	2,340,000	2,295,353
7.000%, 03/31/24 (144A) (a)	3,690,000	3,431,700
7.125%, 02/01/27 (144A)	5,290,000	4,744,231
Montage Resources Corp. 8.875%, 07/15/23	6,795,000	6,905,419
Noble Energy, Inc.
3.850%, 01/15/28	1,160,000	1,316,608
6.000%, 03/01/41	10,200,000	14,126,940
Oasis Petroleum, Inc.
6.875%, 03/15/22 (h)	9,105,000	2,133,984
6.875%, 01/15/23 (a) (h)	2,130,000	495,225
Occidental Petroleum Corp.
Zero Coupon, 10/10/36	13,020,000	5,728,800
7.150%, 05/15/28	10,495,000	9,550,450
Parsley Energy LLC / Parsley Finance Corp. 5.625%, 10/15/27 (144A)	3,920,000	3,900,400
Petrobras Global Finance B.V.
5.750%, 02/01/29	7,360,000	8,121,760
6.850%, 06/05/15	6,170,000	6,586,475
Range Resources Corp.
5.000%, 08/15/22	1,350,000	1,302,345
5.000%, 03/15/23	1,517,000	1,441,150
5.750%, 06/01/21	2,560,000	2,521,600
5.875%, 07/01/22	1,945,000	1,886,650
9.250%, 02/01/26 (144A)	12,455,000	12,797,512
Shell International Finance B.V. 4.000%, 05/10/46	360,000	418,868
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A) (a)	1,890,000	1,861,650
WPX Energy, Inc.
4.500%, 01/15/30 (a)	2,910,000	2,873,625
5.250%, 10/15/27	3,899,000	3,957,485
8.250%, 08/01/23	5,720,000	6,463,600

		168,723,273

Packaging & Containers—0.7%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (e)	4,470,000	4,446,756

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	340,000	$344,675
5.250%, 08/15/27 (144A) (a)	2,820,000	2,873,580
6.000%, 02/15/25 (144A)	5,200,000	5,399,160
Ball Corp. 2.875%, 08/15/30 (a)	5,470,000	5,408,462
Cascades Inc/Cascades USA, Inc. 5.375%, 01/15/28 (144A) (a)	3,110,000	3,269,388
WestRock RKT Co. 4.000%, 03/01/23	140,000	149,500

		21,891,521

Pharmaceuticals—1.9%
AbbVie, Inc.
4.050%, 11/21/39 (144A)	5,080,000	5,801,855
4.550%, 03/15/35 (144A)	1,300,000	1,588,973
AdaptHealth LLC 6.125%, 08/01/28 (144A)	2,980,000	3,084,896
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	10,010,000	10,998,487
9.250%, 04/01/26 (144A) (a)	8,355,000	9,190,500
Bausch Health Cos., Inc. 9.000%, 12/15/25 (144A)	770,000	837,606
Becton Dickinson & Co. 3.700%, 06/06/27	1,794,000	2,033,144
Bristol-Myers Squibb Co. 5.000%, 08/15/45	800,000	1,116,911
Cigna Corp. 4.800%, 08/15/38	5,970,000	7,399,244
CVS Health Corp.
4.780%, 03/25/38	7,610,000	9,209,567
5.125%, 07/20/45	1,440,000	1,812,705
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 01/31/25	1,480,000	1,554,000

		54,627,888

Pipelines—3.5%
Cheniere Energy Partners L.P. 4.500%, 10/01/29	6,380,000	6,542,690
CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.500%, 03/15/26 (144A)	3,470,000	3,513,375
DCP Midstream Operating L.P.
5.625%, 07/15/27	480,000	491,040
6.750%, 09/15/37 (144A)	3,480,000	3,340,800
El Paso Natural Gas Co. LLC
7.500%, 11/15/26	4,250,000	5,379,357
8.375%, 06/15/32	190,000	261,233
Energy Transfer Operating L.P.
5.500%, 06/01/27 (a)	1,376,000	1,500,691
5.875%, 01/15/24	1,638,000	1,801,519
6.250%, 04/15/49	1,090,000	1,121,655
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	814,106

Pipelines—(Continued)
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	13,090,000	11,650,100
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A)	1,880,000	1,938,750
6.500%, 07/01/27 (144A)	1,660,000	1,759,633
Kinder Morgan, Inc.
4.300%, 06/01/25 (a)	1,240,000	1,395,166
7.800%, 08/01/31	67,000	92,591
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	11,919,000	15,101,885
Northwest Pipeline LLC 4.000%, 04/01/27	13,710,000	15,168,336
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	35,442
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31 (144A) (a)	4,480,000	4,338,544
5.125%, 02/01/25 (a)	4,791,000	4,779,023
5.375%, 02/01/27 (a)	2,770,000	2,785,567
6.500%, 07/15/27	10,000	10,425
Western Midstream Operating L.P.
3.950%, 06/01/25	9,253,000	8,695,969
4.000%, 07/01/22	1,135,000	1,141,725
5.300%, 03/01/48	6,900,000	5,554,500
5.375%, 06/01/21	750,000	755,625
5.450%, 04/01/44	1,900,000	1,624,500

		101,594,247

Real Estate—0.5%
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	10,600,000	10,594,700
Realogy Group LLC 7.625%, 06/15/25 (144A)	2,680,000	2,807,300

		13,402,000

Real Estate Investment Trusts—1.1%
CoreCivic, Inc. 5.000%, 10/15/22	5,400,000	5,310,765
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	3,190,000	3,714,196
Diversified Healthcare Trust 9.750%, 06/15/25	4,200,000	4,698,960
GLP Capital L.P. / GLP Financing II, Inc. 5.750%, 06/01/28	4,100,000	4,680,929
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/21 (144A)	3,879,000	3,874,151
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	6,038,218
5.000%, 10/15/27	4,500,000	4,692,150

		33,009,369

Retail—1.4%
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	9,210,000	7,690,350

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
L Brands, Inc.
5.250%, 02/01/28 (a)	6,702,000	$6,484,185
6.625%, 10/01/30 (144A)	4,850,000	4,934,875
6.694%, 01/15/27	180,000	180,000
6.875%, 07/01/25 (144A) (a)	2,000,000	2,160,000
Michaels Stores, Inc.
4.750%, 10/01/27 (144A)	1,100,000	1,090,375
8.000%, 07/15/27 (144A) (a)	4,090,000	4,274,050
PetSmart, Inc.
7.125%, 03/15/23 (144A) (a)	1,330,000	1,341,638
8.875%, 06/01/25 (144A) (a)	3,100,000	3,216,095
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,297,604
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	3,566,240
Wendy’s International LLC 7.000%, 12/15/25	5,178,000	5,644,020

		41,879,432

Semiconductors—0.4%
Amkor Technology, Inc. 6.625%, 09/15/27 (144A)	860,000	922,668
Broadcom, Inc. 4.150%, 11/15/30	3,130,000	3,514,007
NVIDIA Corp. 3.500%, 04/01/50 (a)	3,100,000	3,622,083
ON Semiconductor Corp. 3.875%, 09/01/28 (144A)	3,650,000	3,701,374

		11,760,132

Software—0.6%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	3,980,000	4,022,287
CDK Global, Inc. 5.250%, 05/15/29 (144A) (a)	4,560,000	4,856,400
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/25 (144A) (a)	3,930,000	4,087,200
Open Text Corp. 3.875%, 02/15/28 (144A)	1,540,000	1,557,802
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	3,758,000	3,864,878

		18,388,567

Telecommunications—2.6%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	5,100,000	5,667,375
Altice France S.A. 7.375%, 05/01/26 (144A)	15,445,000	16,184,815
British Telecommunications plc 9.625%, 12/15/30	3,875,000	6,209,125
CommScope Technologies LLC
5.000%, 03/15/27 (144A) (a)	1,100,000	1,056,000
6.000%, 06/15/25 (144A)	2,053,000	2,080,818
CommScope, Inc. 8.250%, 03/01/27 (144A) (a)	5,890,000	6,125,600

Telecommunications—(Continued)
Deutsche Telekom International Finance B.V. 2.485%, 09/19/23 (144A) (a)	3,727,000	3,896,764
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A) (a)	4,550,000	4,857,125
6.625%, 10/15/26 (144A)	4,290,000	4,601,111
Sprint Capital Corp.
6.875%, 11/15/28 (a)	5,085,000	6,332,528
8.750%, 03/15/32 (a)	9,850,000	14,418,529
Switch, Ltd. 3.750%, 09/15/28 (144A)	4,040,000	4,080,400
Verizon Communications, Inc. 5.250%, 03/16/37	660,000	912,615

		76,422,805

Transportation—0.4%
Union Pacific Corp.
2.973%, 09/16/62 (144A)	535,000	523,491
3.839%, 03/20/60	470,000	545,051
XPO CNW, Inc. 6.700%, 05/01/34	8,981,000	9,570,198

		10,638,740

Trucking & Leasing—0.6%
Aviation Capital Group LLC
2.875%, 01/20/22 (144A)	3,100,000	3,076,364
5.500%, 12/15/24 (144A)	3,560,000	3,672,342
DAE Funding LLC 5.750%, 11/15/23 (144A) (a)	10,100,000	10,201,000

		16,949,706

Total Corporate Bonds & Notes (Cost $1,444,041,659)		1,508,101,676

Floating Rate Loans (i)—21.4%

Advertising—0.7%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 07/23/21	7,180,107	7,071,285
AppLovin Corp.
Incremental Term Loan B, 4.147%, 1M LIBOR + 4.000%, 08/15/25	1,213,900	1,200,244
Term Loan B, 3.647%, 1M LIBOR + 3.500%, 08/15/25	4,806,617	4,751,042
Terrier Media Buyer, Inc. Term Loan B, 4.397%, 1M LIBOR + 4.250%, 12/17/26	8,029,051	7,850,405

		20,872,976

Aerospace/Defense—0.8%
Boeing Co. (The) Term Loan, 1.520%, 02/07/22 (j)	17,730,000	17,308,912
WP CPP Holdings LLC Term Loan, 1M LIBOR + 3.500%, 04/30/25 (j)	7,831,154	6,910,994

		24,219,906

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Airlines—1.2%
Air Canada
Term Loan, 1.906%, 1M LIBOR + 1.750%, 10/06/23	1,650,000	$1,580,563
Delta Air Lines, Inc.
1st Lien Term Loan B, 09/16/27 (j)	7,050,000	7,119,400
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 04/29/23	10,503,675	10,502,478
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/17/24	8,250,000	8,202,562
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/25/27	6,710,000	6,832,142

		34,237,145

Auto Parts & Equipment—0.3%
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	3,603,229	3,469,394
Clarios Global L.P. Term Loan B, 3.647%, 1M LIBOR + 3.500%, 04/30/26	6,395,400	6,243,509

		9,712,903

Building Materials—0.2%
APi Group DE, Inc. Term Loan B, 2.647%, 1M LIBOR + 2.500%, 10/01/26	7,354,425	7,216,530

Commercial Services—1.7%
Allied Universal Holdco LLC Term Loan B, 4.397%, 1M LIBOR + 4.250%, 07/10/26	8,019,371	7,947,325
Amentum Government Services Holdings LLC Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/01/27	4,698,225	4,657,116
Garda World Security Corp. 1st Lien Term Loan B, 4.900%, 1M LIBOR + 4.750%, 10/30/26	10,470,876	10,425,066
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	6,857,636	6,756,609
Nielsen Finance LLC Term Loan B5, 4.750%, 3M LIBOR + 3.750%, 06/04/25	887,775	887,775
Parexel International Corp. Term Loan B, 2.897%, 1M LIBOR + 2.750%, 09/27/24	4,990,000	4,795,390
Prime Security Services Borrower LLC Term Loan B1, 4.250%, 12M LIBOR + 3.250%, 09/23/26	13,094,504	12,992,786
Trans Union LLC Term Loan B5, 1.897%, 1M LIBOR + 1.750%, 11/16/26	851,770	833,213

Commercial Services—(Continued)
Verscend Holding Corp. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/27/25	1,920,395	1,909,992

		51,205,272

Computers—0.5%
McAfee LLC Term Loan B, 3.896%, 1M LIBOR + 3.750%, 09/30/24	4,828,334	4,798,910
Redstone Buyer LLC Term Loan, 6.000%, 3M LIBOR + 5.000%, 09/01/27	4,915,736	4,900,374
Science Applications International Corp. Incremental Term Loan B, 2.397%, 1M LIBOR + 2.250%, 03/12/27	1,612,108	1,594,308
Surf Holdings LLC Term Loan, 3.750%, 3M LIBOR + 3.500%, 03/05/27	3,950,100	3,869,688

		15,163,280

Construction & Engineering—0.2%
Tutor Perini Corp. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 08/13/27	4,610,000	4,563,900

Diversified Financial Services—1.1%
Citadel Securities L.P. 1st Lien Term Loan B, 02/27/26 (j)	9,080,000	9,011,900
Deerfield Dakota Holding LLC
2nd Lien Term Loan, 9.000%, 1M LIBOR + 8.000%, 04/07/28	7,060,000	7,201,200
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	2,124,675	2,116,928
Focus Financial Partners LLC Term Loan, 2.147%, 1M LIBOR + 2.000%, 07/03/24	1,496,173	1,460,173
Hudson River Trading LLC Term Loan B, 3.145%, 1M LIBOR + 3.000%, 02/18/27	4,019,874	3,939,477
Jane Street Group, LLC Term Loan, 3.147%, 1M LIBOR + 3.000%, 01/31/25	7,180,787	7,142,643

		30,872,321

Entertainment—1.3%
Allen Media, LLC Term Loan B, 5.720%, 3M LIBOR + 5.500%, 02/10/27	8,965,564	8,741,424
Cinemark USA, Inc. Term Loan B, 03/31/25 (j)	1,486,179	1,327,344
Crown Finance U.S. Inc. Term Loan, 2.519%, 6M LIBOR + 2.500%, 02/28/25	5,463,130	3,722,735
Lions Gate Capital Holdings LLC Term Loan B, 2.397%, 1M LIBOR + 2.250%, 03/24/25	704,253	686,647
Mohegan Tribal Gaming Authority Term Loan B, 7.375%, 3M LIBOR + 6.375%, 10/13/23	10,227,468	9,297,699

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Scientific Games International, Inc. Term Loan B5, 3.612%, 6M LIBOR + 2.750%, 08/14/24	6,396,400	$6,050,195
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.720%, 3M LIBOR + 3.500%, 07/10/25	148,169	148,385
UFC Holdings, LLC Term Loan, 4.250%, 6M LIBOR + 3.250%, 04/29/26	8,623,015	8,520,617

		38,495,046

Environmental Control—0.0%
GFL Environmental Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/30/25	747,449	745,240

Food—0.8%
Froneri International Ltd.
Term Loan, 2.397%, 1M LIBOR + 2.250%, 01/31/27	4,040,000	3,900,495
Term Loan, 2.625%, 3M EURIBOR + 2.625%, 01/31/27 (EUR)	2,780,000	3,175,888
U.S. Foods, Inc. Term Loan B, 06/27/23 (j)	18,296,146	17,663,794

		24,740,177

Food Service—0.2%
8th Avenue Food & Provisions, Inc. 2nd Lien Term Loan, 7.901%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	1,441,405
TKC Holdings, Inc. 1st Lien Term Loan, 4.750%, 6M LIBOR + 3.750%, 02/01/23	5,385,305	5,076,996

		6,518,401

Forest Products & Paper—0.1%
Asplundh Tree Expert LLC Term Loan B, 09/07/27 (j)	2,440,000	2,440,508

Healthcare-Services—2.0%
EyeCare Partners, LLC
2nd Lien Term Loan, 8.400%, 1M LIBOR + 8.250%, 02/18/28	4,700,000	4,194,750
Delayed Draw Term Loan, 3.750%, 3M LIBOR + 3.750%, 02/18/27 (k)	1,233,514	1,166,904
Term Loan, 3.897%, 1M LIBOR + 3.750%, 02/18/27	5,260,054	4,976,011
Global Medical Response, Inc. Term Loan B, 09/24/25 (j)	4,420,000	4,329,757
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	6,086,610	6,073,469
Phoenix Guarantor, Inc. Term Loan B, 3.401%, 1M LIBOR + 3.250%, 03/05/26	6,308,230	6,171,549
Radiology Partners, Inc. 1st Lien Term Loan B, 5.295%, 3M LIBOR + 4.250%, 07/09/25	1,340,000	1,290,085

Healthcare-Services—(Continued)
RadNet, Inc. Term Loan, 4.750%, PRIME + 3.750%, 06/30/23	7,981,730	7,891,935
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3.897%, 1M LIBOR + 3.750%, 11/17/25	6,833,980	6,653,167
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	4,588,175	4,352,210
U.S. Renal Care, Inc. Term Loan B, 5.147%, 1M LIBOR + 5.000%, 06/26/26	5,039,349	4,919,664
WP CityMD Bidco LLC Term Loan B, 5.500%, 3M LIBOR + 4.500%, 08/13/26	4,952,644	4,935,840

		56,955,341

Home Furnishings—0.1%
ACProducts, Inc. Term Loan B, 7.500%, 3M LIBOR + 6.500%, 08/18/25	4,266,000	4,289,996

Household Products/Wares—0.1%
Reynolds Consumer Products LLC Term Loan, 1.896%, 1M LIBOR + 1.750%, 02/04/27	1,770,484	1,749,873

Insurance—1.1%
Acrisure, LLC Term Loan B, 3.647%, 1M LIBOR + 3.500%, 02/15/27	2,975,050	2,881,547
Amerilife Holding LLC
Delayed Draw Term Loan, 4.155%, 1M LIBOR + 4.000%, 03/18/27 (k)	160,227	158,625
Term Loan, 4.155%, 1M LIBOR + 4.000%, 03/18/27	1,249,773	1,237,275
Asurion LLC
2nd Lien Term Loan, 6.647%, 1M LIBOR + 6.500%, 08/04/25	2,771,212	2,783,336
Term Loan B4, 3.147%, 1M LIBOR + 3.000%, 08/04/22	7,499,684	7,419,062
Term Loan B7, 3.147%, 1M LIBOR + 3.000%, 11/03/24	7,120,730	7,012,645
Ryan Specialty Group LLC Term Loan, 4.000%, 1M LIBOR + 3.250%, 09/01/27	4,870,000	4,845,650
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.397%, 1M LIBOR + 3.250%, 12/31/25	3,860,705	3,734,542
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	3,102,225	3,084,775

		33,157,457

Leisure Time—0.4%
Alterra Mountain Co.
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 08/01/26	4,835,700	4,799,432
Term Loan B1, 2.897%, 1M LIBOR + 2.750%, 07/31/24	3,989,958	3,870,260

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Equinox Holdings, Inc. Term Loan B2, 9.220%, 3M LIBOR + 9.000%, 03/08/24	2,220,000	$2,208,900

		10,878,592

Lodging—1.0%
Aristocrat Leisure, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/19/24	4,340,000	4,342,035
Boyd Gaming Corp. Term Loan B3, 09/15/23 (j)	6,728,055	6,559,854
Caesars Resort Collection LLC
1st Lien Term Loan B, 2.897%, 1M LIBOR + 2.750%, 12/23/24	8,690,119	8,167,504
1st Lien Term Loan B, 4.647%, 1M LIBOR + 4.500%, 07/21/25	7,040,000	6,833,827
Hilton Worldwide Finance LLC Term Loan B2, 1.898%, 1M LIBOR + 1.750%, 06/22/26	3,440,000	3,333,456

		29,236,676

Machinery-Construction & Mining—0.2%
Brookfield WEC Holdings, Inc. Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/01/25	6,868,526	6,711,532

Machinery-Diversified—0.4%
Douglas Dynamics Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 06/08/26	1,000,000	995,000
Vertical U.S. Newco Inc Term Loan B, 07/30/27 (j)	10,630,000	10,564,509

		11,559,509

Media—1.1%
Charter Communications Operating LLC Term Loan B2, 1.900%, 1M LIBOR + 1.750%, 02/01/27	5,524,200	5,414,865
Entercom Media Corp. Term Loan, 2.645%, 1M LIBOR + 2.500%, 11/18/24	2,998,512	2,834,844
iHeartCommunications, Inc.
Incremental Term Loan, 4.750%, 1M LIBOR + 4.000%, 05/01/26	2,932,650	2,837,339
Term Loan, 3.147%, 1M LIBOR + 3.000%, 05/01/26	1,047,107	995,799
Nexstar Broadcasting, Inc. Term Loan B4, 2.905%, 1M LIBOR + 2.750%, 09/18/26	7,651,394	7,507,930
Univision Communications, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 03/13/26	7,045,022	6,870,657
Virgin Media Bristol LLC Term Loan Q, 01/31/29 (j)	5,400,000	5,320,928

		31,782,362

Oil & Gas—0.1%
Chesapeake Energy Corp. Term Loan, 3M LIBOR + 8.000%, 06/24/24 (h)	3,760,000	2,688,400

Packaging & Containers—0.6%
Berry Global, Inc. Term Loan W, 2.156%, 1M LIBOR + 2.000%, 10/01/22	8,275,786	8,225,784
Graham Packaging Co., Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/04/27	5,420,000	5,400,943
Reynolds Group Holdings, Inc. Term Loan, 3.979%, 1M LIBOR + 2.750%, 02/05/23	3,676,696	3,646,823

		17,273,550

Pharmaceuticals—0.8%
Change Healthcare Holdings LLC Term Loan B, 3.500%, 3M LIBOR + 2.500%, 03/01/24	6,510,175	6,391,670
Elanco Animal Health, Inc. Term Loan B, 1.905%, 1M LIBOR + 1.750%, 08/01/27	3,261,871	3,177,121
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 3M LIBOR + 4.250%, 04/29/24	2,470,846	2,368,042
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.100%, 1W LIBOR + 2.000%, 11/15/27	3,096,600	3,039,505
HC Group Holdings II, Inc. Term Loan B, 4.647%, 1M LIBOR + 4.500%, 08/06/26	8,158,350	8,103,958

		23,080,296

Real Estate—0.1%
Realogy Group LLC Term Loan B, 02/08/25 (j)	2,169,423	2,086,035

Real Estate Investment Trusts—0.2%
Corecivic, Inc. Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/18/24	3,147,375	3,104,099
VICI Properties 1 LLC Term Loan B, 1.906%, 1M LIBOR + 1.750%, 12/20/24	3,960,000	3,837,240

		6,941,339

Retail—1.9%
Academy, Ltd. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 07/01/22	14,073,357	13,798,926
CEC Entertainment, Inc. Term Loan B, 08/30/26 (h)	6,776	4,117
CWGS Group LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 11/08/23	11,359,778	11,089,983
IRB Holding Corp Term Loan B, 3.750%, 3M LIBOR + 2.750%, 02/05/25	1,014,796	971,561

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Michaels Stores, Inc.
Term Loan B, 09/17/27 (j)	600,000	$586,500
Term Loan B, 01/30/23 (j)	10,918,189	10,910,000
Party City Holdings, Inc. Term Loan B, 3.250%, 3M LIBOR + 2.500%, 08/19/22	2,811,771	2,312,682
Petco Animal Supplies, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 01/26/23	5,487,313	5,081,861
PetSmart, Inc. Term Loan, 4.500%, 3M LIBOR + 3.500%, 03/11/22	9,586,680	9,576,413
Whatabrands LLC Term Loan B, 2.906%, 1M LIBOR + 2.750%, 07/31/26	1,416,441	1,387,522

		55,719,565

Software—1.0%
Athenahealth, Inc. Term Loan B, 4.750%, 3M LIBOR+ 4.500%, 02/11/26	6,648,750	6,573,952
Castle U.S. Holding Corp. Term Loan B, 3.970%, 3M LIBOR + 3.750%, 01/29/27	3,136,875	3,028,393
DCert Buyer, Inc. Term Loan B, 4.147%, 1M LIBOR + 4.000%, 10/16/26	8,606,750	8,514,227
MA FinanceCo. LLC Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 06/21/24	450,120	431,665
Particle Investments S.a.r.l. Term Loan, 5.750%, 3M LIBOR + 5.250%, 05/14/27	3,521,175	3,503,569
Seattle Spinco, Inc. Term Loan B3, 2.647%, 1M LIBOR + 2.500%, 06/21/24	3,039,772	2,915,330
Ultimate Software Group, Inc. (The) Term Loan B, 3.897%, 1M LIBOR + 3.750%, 05/04/26	4,019,400	3,993,338

		28,960,474

Telecommunications—0.9%
Global Tel*Link Corp.
1st Lien Term Loan, 4.397%, 1M LIBOR + 4.250%, 11/29/25	5,344,361	4,672,308
2nd Lien Term Loan, 8.397%, 1M LIBOR + 8.250%, 11/29/26	540,000	378,675
Level 3 Financing, Inc. Term Loan B, 1.897%, 1M LIBOR + 1.750%, 03/01/27	5,039,678	4,887,585
Milano Acquisition Corp. Term Loan, 08/13/27 (j)	6,900,000	6,843,937
T-Mobile U.S.A., Inc. Term Loan, 3.147%, 1M LIBOR + 3.000%, 04/01/27	2,793,000	2,794,246
Windstream Services, LLC Term Loan B, 7.250%, 1M LIBOR + 6.250%, 09/21/27	6,990,000	6,784,669

		26,361,420

Transportation—0.3%
Genesee & Wyoming, Inc. Term Loan, 2.220%, 3M LIBOR + 2.000%, 12/30/26	4,965,050	4,893,985
GlobalTranz Enterprises, Inc. Term Loan, 5.156%, 1M LIBOR + 5.000%, 05/15/26	4,918,269	4,205,120

		9,099,105

Total Floating Rate Loans (Cost $634,212,700)		629,535,127

Mortgage-Backed Securities—7.3%

Collateralized Mortgage Obligations—5.1%
Banc of America Funding Corp. 0.305%, 02/27/37 (144A) (b)	16,469,906	13,221,329
Banc of America Funding Trust
0.418%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	40,895,792	30,410,217
0.453%, 03/27/36 (144A) (b)	5,942,055	5,264,083
9.027%, 01/27/30 (144A) (b)	18,141,015	8,686,771
Banc of America Mortgage Trust 2.987%, 09/25/35 (b)	47,127	44,011
BCAP LLC Trust
0.382%, 10/28/36 (144A) (b)	63,571	63,515
3.874%, 05/26/47 (144A) (b)	5,576,681	5,306,000
Bear Stearns Asset-Backed Securities Trust 32.941%, -4.33 x 1M LIBOR + 33.583%, 07/25/36 (b)	303,042	449,845
Connecticut Avenue Securities Trust 3.548%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	9,378,767
Countrywide Alternative Loan Trust
0.788%, 1M LIBOR + 0.640%, 07/25/35 (b)	535,647	529,403
5.750%, 01/25/37	1,898,872	1,480,140
6.000%, 01/25/37	1,786,553	1,568,596
16.614%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	1,172,721	1,397,294
22.356%, -3 x 1M LIBOR + 22.800%, 02/25/36 (b)	1,219,877	1,516,129
28.008%, -4 x 1M LIBOR + 28.600%, 07/25/36 (b)	2,028,334	3,446,110
38.111%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	934,632	1,920,870
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37 (b)	2,384,357	1,551,939
Countrywide Home Loan Reperforming Loan REMIC Trust 5.941%, 03/25/35 (144A) † (b) (l)	3,952,422	661,454
Credit Suisse Mortgage Trust 29.710%, -5.5 x 1M LIBOR + 30.525%, 02/25/36 (b)	933,070	1,493,120
Fannie Mae Connecticut Avenue Securities 4.398%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,011,664
Flagstar Mortgage Trust 3.500%, 04/25/48 (144A) (b)	2,558,091	2,595,491
GreenPoint Mortgage Funding Trust 0.588%, 1M LIBOR + 0.440%, 06/25/45 (b)	961,073	838,764
GSMPS Mortgage Loan Trust 0.548%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	581,026	502,178
HarborView Mortgage Loan Trust 1.148%, 1M LIBOR + 1.000%, 10/25/37 (b)	941,642	898,983

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 0.868%, 1M LIBOR + 0.720%, 01/25/35 (b)	705,624	$588,506
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	5,118	5,167
6.500%, 01/25/36	77,598	62,899
JPMorgan Resecuritization Trust 0.748%, 1M LIBOR + 0.210%, 07/27/46 (144A) (b)	487,046	486,115
Legacy Mortgage Asset Trust 3.250%, 06/25/60 (144A)	2,941,490	2,960,252
Lehman XS Trust
0.308%, 1M LIBOR + 0.160%, 03/25/47 (b)	6,290	43,074
0.348%, 1M LIBOR + 0.200%, 08/25/46 (b)	1,490,302	1,412,117
MASTR Seasoned Securitization Trust 3.890%, 10/25/32 (b)	96,204	95,830
Merrill Lynch Mortgage Investors Trust
3.224%, 08/25/33 (b)	345,487	325,205
3.681%, 05/25/34 (b)	30,617	29,531
Morgan Stanley Mortgage Loan Trust 0.468%, 1M LIBOR + 0.320%, 01/25/35 (b)	401,754	387,129
New Residential Mortgage Loan Trust
3.500%, 12/25/58 (144A) (b)	5,755,186	6,122,101
3.750%, 11/25/58 (144A) (b)	7,282,848	7,780,026
4.250%, 09/25/56 (144A) (b)	7,019,676	7,453,000
Nomura Resecuritization Trust 0.349%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	4,868,000	4,636,934
NovaStar Mortgage Funding Trust 0.528%, 1M LIBOR + 0.380%, 09/25/46 (b)	489,068	465,649
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	119,392	119,319
RBSGC Mortgage Loan Trust 0.598%, 1M LIBOR + 0.450%, 01/25/37 (b)	492,541	172,114
Residential Accredit Loans, Inc. Trust 2.110%, 11/25/37 (b)	2,751,442	2,464,502
Residential Asset Securitization Trust 5.750%, 02/25/36	1,372,945	1,412,541
Sequoia Mortgage Trust
1.308%, 6M LIBOR + 0.680%, 06/20/33 (b)	60,866	58,232
3.702%, 07/25/45 (144A) (b)	8,966	9,107
Structured Adjustable Rate Mortgage Loan Trust
1.657%, 1M LIBOR + 1.500%, 09/25/37 (b)	2,896,508	2,775,035
3.089%, 01/25/35 (b)	238,297	230,386
3.191%, 09/25/35 (b)	480,765	386,727
Structured Asset Mortgage Investments Trust
0.358%, 1M LIBOR + 0.210%, 05/25/46 (b)	164,494	141,785
0.428%, 1M LIBOR + 0.280%, 02/25/36 (b)	2,870,071	2,653,850
WaMu Mortgage Pass-Through Certificates Trust
0.418%, 1M LIBOR + 0.270%, 12/25/45 (b)	282,994	277,224
0.628%, 1M LIBOR + 0.480%, 12/25/45 (b)	7,810,307	5,248,845
1.932%, COFI + 1.250%, 03/25/47 (b)	1,307,353	1,219,467
2.883%, 08/25/33 (b)	737,096	741,730
3.029%, 09/25/36 (b)	478,340	435,935
6.532%, -1 x 1M LIBOR + 6.680%, 04/25/37 (b) (l)	8,783,812	2,926,177

		150,363,184

Commercial Mortgage-Backed Securities—2.2%
BAMLL Re-REMIC Trust 6.016%, 08/10/45 (144A) (b)	10,513,419	4,589,107
BFLD Trust 4.400%, 10/15/22	2,960,000	2,960,000
Credit Suisse Commercial Mortgage Trust
5.373%, 12/15/39	550,353	236,825
6.636%, 06/15/38 (b)	469,230	226,685
7.502%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	26,600,000	16,428,801
Credit Suisse Mortgage Capital LLC 4.373%, 09/15/37 (144A)	6,620,000	4,504,051
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	7,219,523
8.740%, 12/15/22	18,450,000	16,799,683
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A) †	5,180,000	2,370,368
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (b)	15,384	14,923
GS Mortgage Securities Trust 5.622%, 11/10/39	1,319,694	893,411
JPMorgan Chase Commercial Mortgage Securities Trust 6.711%, 02/15/51 (b)	98,192	91,946
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (b)	324,265	185,565
5.450%, 08/12/48 (144A) (b)	37,101	21,232
6.072%, 09/12/49 (b)	1,258,761	462,509
Morgan Stanley Capital Trust 5.399%, 12/15/43	256,460	170,274
Multifamily Trust 13.247%, 04/25/46 (144A) (b)	5,187,568	5,887,941
UBS-Barclays Commercial Mortgage Trust
5.000%, 05/10/63 (144A) (b)	3,289,989	172,455
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (b)	881,457	866,903

		64,102,202

Total Mortgage-Backed Securities (Cost $221,161,038)		214,465,386

Asset-Backed Securities—7.0%

Asset-Backed - Credit Card—0.2%
CreditShop Credit Card Co. LLC 6.402%, 1M LIBOR + 6.250%, 08/15/24 (144A) (b)	6,696,237	6,697,951

Asset-Backed - Home Equity—0.3%
Bear Stearns Asset-Backed Securities Trust 0.888%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,148
EMC Mortgage Loan Trust 1.048%, 1M LIBOR + 0.900%, 05/25/43 (144A) (b)	10,031	10,019
Structured Asset Securities Corp. Mortgage Loan Trust 0.368%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,576,209	102,088
WaMu Asset-Backed Certificates Trust 0.318%, 1M LIBOR + 0.170%, 07/25/47 (b)	8,471,711	6,960,485

		7,080,740

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust
2.408%, 10/15/37 (b)	753,010	$718,118
3.010%, 04/15/37 (b)	797,415	754,472
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (b)	2,505,681	2,452,210

		3,924,800

Asset-Backed - Other—6.2%
522 Funding CLO I, Ltd. 7.615%, 3M LIBOR + 7.340%, 01/15/33 (144A) (b)	850,000	779,876
AIMCO CLO 3.952%, 3M LIBOR + 3.680%, 07/20/29 (144A) (b)	6,750,000	6,625,712
American Money Management Corp. CLO, Ltd. 6.083%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	5,407,032
Apidos CLO 7.022%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,740,000	5,380,027
Applebee’s Funding LLC / IHOP Funding LLC 4.194%, 06/07/49 (144A)	3,000,000	2,779,710
Avery Point CLO, Ltd. 3.199%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	1,540,000	1,451,396
BCC Funding Corp. XVI LLC 3.940%, 07/20/27 (144A)	5,570,000	5,624,016
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,381,238	962,226
Benefit Street Partners CLO, Ltd. 4.072%, 3M LIBOR + 3.800%, 01/20/29 (144A) (b)	3,360,000	3,256,952
BlueMountain CLO, Ltd.
1.303%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	2,925,000	2,909,913
6.003%, 3M LIBOR + 5.750%, 11/20/28 (144A) (b)	3,350,000	2,743,024
Carlyle Global Market Strategies, Ltd. 1.330%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	8,889,034
Carlyle U.S. CLO, Ltd. 3.972%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	9,500,000	8,249,258
Catskill Park CLO, Ltd. 6.272%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	6,773,660
Cent CLO 24, Ltd. 3.425%, 3M LIBOR + 3.150%, 10/15/26 (144A) (b)	5,240,000	4,843,463
Cook Park CLO, Ltd. 5.673%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	650,115
Countrywide Asset-Backed Certificates Trust 2.023%, 1M LIBOR + 1.875%, 06/25/34 (b)	89,484	88,927
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.452%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	92,178	81,476
Countrywide Revolving Home Equity Loan Trust
0.292%, 1M LIBOR + 0.140%, 07/15/36 (b)	165,898	159,266
Cumberland Park CLO, Ltd.
2.972%, 3M LIBOR + 2.700%, 07/20/28 (144A) (b)	1,250,000	1,205,065
5.922%, 3M LIBOR + 5.650%, 07/20/28 (144A) (b)	2,400,000	2,085,187
CVP CLO, Ltd. 2.922%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,106,745
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	5,152,167	5,286,196
Flatiron CLO, Ltd. 1.530%, 3M LIBOR + 1.250%, 05/15/30 (144A) (b)	8,480,000	8,453,729

Asset-Backed - Other—(Continued)
Greenwood Park CLO, Ltd. 5.225%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	6,494,732
Greywolf CLO, Ltd. 4.223%, 3M LIBOR + 3.950%, 04/17/30 (144A) (b)	4,480,000	4,228,470
HalseyPoint CLO, Ltd. 8.472%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,179,962
KKR CLO, Ltd. 1.522%, 3M LIBOR + 1.250%, 01/20/29 (144A) (b)	3,990,000	3,962,465
LCM, Ltd. 5.772%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	4,100,000	3,216,093
Long Beach Mortgage Loan Trust 0.676%, 1M LIBOR + 0.520%, 01/21/31 (b)	10,609	10,458
Marathon CLO 14, Ltd. 3.572%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,932,088
Midocean Credit CLO VII 4.155%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,746,104
Mill City Solar Loan, Ltd. 4.340%, 03/20/43 (144A)	1,249,999	1,315,984
Oaktree CLO, Ltd.
4.058%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	4,577,053
5.472%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,000,000	3,998,730
Ocean Trails CLO
2.153%, 3M LIBOR + 1.870%, 10/15/29 (144A) (b)	2,480,000	2,474,155
2.553%, 3M LIBOR + 2.270%, 10/15/29 (144A) (b)	2,810,000	2,820,538
Saranac CLO III, Ltd. 3.556%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	4,183,747
SBA Small Business Investment Cos. 2.845%, 03/10/27	3,167,925	3,377,851
Sound Point CLO, Ltd.
1.345%, 3M LIBOR + 1.100%, 07/26/31 (144A) (b)	3,000,000	2,929,752
1.675%, 3M LIBOR + 1.400%, 04/15/32 (144A) (b)	6,680,000	6,645,718
Symphony CLO, Ltd.
1.231%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,217,627
5.471%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,579,322
TCI-Symphony CLO, Ltd.
3.266%, 3M LIBOR + 3.000%, 10/13/29 (144A) (b)	1,450,000	1,369,010
5.766%, 3M LIBOR + 5.500%, 10/13/29 (144A) (b)	4,300,000	3,557,356
Thayer Park CLO, Ltd. 6.372%, 3M LIBOR + 6.100%, 04/20/29 (144A) (b)	7,500,000	6,873,337
Treman Park CLO, Ltd. 2.922%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	750,000	712,451
Venture CLO, Ltd.
1.302%, 3M LIBOR + 1.030%, 04/20/31 (144A) (b)	6,380,000	6,291,918
6.015%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	2,828,316
Voya CLO, Ltd. 6.295%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,662,937
WhiteHorse, Ltd. 3.925%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,641,506
Zais CLO 16, Ltd. 5.770%, 3M LIBOR + 5.480%, 10/20/31 (144A) (b)	1,480,000	1,396,574

		183,016,259

Asset-Backed - Student Loan—0.2%
Navient Private Education Refi Loan Trust 2.500%, 09/16/69 (144A)	4,470,000	4,483,496

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	$341,362

		4,824,858

Total Asset-Backed Securities (Cost $220,008,987)		205,544,608

Foreign Government—6.1%

Regional Government—0.6%
Provincia de Buenos Aires
6.500%, 02/15/23 (144A) (h)	18,280,000	7,129,200
7.875%, 06/15/27 (144A) (h)	1,800,000	702,000
9.125%, 03/16/24 (144A) (h)	4,040,000	1,595,840
9.950%, 06/09/21 (144A) (h)	3,530,000	1,394,385
9.950%, 06/09/21 (h)	3,370,000	1,331,184
10.875%, 01/26/21 (h)	2,846,667	1,181,367
Provincia de Cordoba 7.450%, 09/01/24 (144A) (a)	5,450,000	3,215,500

		16,549,476

Sovereign—5.5%
Abu Dhabi Government International Bonds
2.125%, 09/30/24 (144A)	9,790,000	10,223,501
4.125%, 10/11/47 (144A)	8,110,000	10,206,678
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,351,875
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	52,694,000	10,695,493
10.000%, 01/01/29 (BRL)	4,500,000	928,059
Brazilian Government International Bond 6.000%, 04/07/26	2,970,000	3,465,990
Egypt Government International Bond 7.600%, 03/01/29 (144A)	4,710,000	4,824,830
Indonesia Government International Bonds
5.125%, 01/15/45	3,000,000	3,768,520
5.250%, 01/17/42	6,140,000	7,762,499
Indonesia Treasury Bonds
7.000%, 05/15/22 (IDR)	9,560,000,000	668,622
7.000%, 05/15/27 (IDR)	382,929,000,000	26,506,510
8.375%, 09/15/26 (IDR)	66,608,000,000	4,980,828
Israel Government International Bonds
2.750%, 07/03/30	3,920,000	4,325,916
3.875%, 07/03/50	2,420,000	2,904,000
Ivory Coast Government International Bonds
5.750%, 12/31/32 (f)	1,859,200	1,719,760
6.125%, 06/15/33	4,420,000	4,128,899
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	7,230,000	8,133,750
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	4,756,150
Panama Government International Bond 4.500%, 04/01/56	2,700,000	3,375,000
Peruvian Government International Bond 2.783%, 01/23/31	4,030,000	4,358,485

Sovereign—(Continued)
Qatar Government International Bonds
4.817%, 03/14/49 (144A)	3,800,000	5,116,510
5.103%, 04/23/48 (144A)	8,900,000	12,363,702
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	1,940,525,000	26,576,739

		163,142,316

Total Foreign Government (Cost $198,163,105)		179,691,792

U.S. Treasury & Government Agencies—3.9%

Agency Sponsored Mortgage - Backed—3.8%
Connecticut Avenue Securities Trust (CMO) 2.248%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	6,345,012	6,310,177
Fannie Mae 15 Yr. Pool
2.500%, 06/01/28	449,755	472,675
5.000%, 12/01/21	1,750	1,843
Fannie Mae 20 Yr. Pool 3.000%, 12/01/36	1,025,341	1,079,592
Fannie Mae 30 Yr. Pool
3.000%, 09/01/49	260,645	277,206
3.000%, 11/01/49	414,944	439,517
3.000%, 01/01/50	98,810	104,722
3.000%, 02/01/50	1,452,950	1,544,670
3.500%, 02/01/47	3,097,936	3,285,515
3.500%, 08/01/48	260,983	278,255
4.000%, 04/01/47	2,246,687	2,439,006
4.500%, 12/01/48	2,719,179	2,940,651
4.500%, 05/01/49	59,692	64,687
4.500%, 01/01/50	1,570,435	1,708,038
5.000%, 01/01/39	187,746	215,239
5.000%, 06/01/40	100,633	115,822
5.000%, 07/01/40	73,341	84,434
5.000%, 11/01/48	297,092	325,450
5.000%, 12/01/48	429,523	470,276
6.000%, 07/01/38	13,878	15,724
6.500%, 08/01/31	250	279
6.500%, 12/01/36	688	812
6.500%, 06/01/37	7,140	7,986
6.500%, 10/01/37	10,064	11,409
7.000%, 05/01/26	858	913
7.000%, 07/01/30	220	226
7.000%, 01/01/31	232	257
7.000%, 07/01/31	1,056	1,160
7.000%, 09/01/31	1,222	1,350
7.000%, 10/01/31	1,383	1,543
7.000%, 11/01/31	15,613	16,953
7.000%, 01/01/32	4,966	5,113
7.500%, 01/01/30	290	339
7.500%, 02/01/30	267	268
7.500%, 06/01/30	47	47
7.500%, 08/01/30	69	70
7.500%, 09/01/30	361	414
7.500%, 10/01/30	17	18

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.500%, 11/01/30	8,468	$9,036
7.500%, 02/01/31	894	904
8.000%, 08/01/27	144	147
8.000%, 07/01/30	366	449
8.000%, 09/01/30	341	358
Fannie Mae Connecticut Avenue Securities (CMO)
2.398%, 1M LIBOR + 2.250%, 07/25/30 (b)	5,675,647	5,600,933
Fannie Mae REMICS (CMO)
0.498%, 1M LIBOR + 0.350%, 05/25/34 (b)	66,202	66,346
4.500%, 06/25/29	107,662	113,644
Freddie Mac 30 Yr. Gold Pool
5.000%, 11/01/48	49,098	53,876
6.000%, 12/01/36	7,158	8,239
6.000%, 02/01/37	9,017	10,623
7.000%, 03/01/39	72,234	84,571
Freddie Mac 30 Yr. Pool 3.000%, 09/01/49	264,101	282,690
Freddie Mac Multifamily Structured Pass-Through Certificates 1.376%, 08/25/42 (b) (l)	70,400,000	1,408,831
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.398%, 1M LIBOR + 3.250%, 07/25/29 (b)	11,387,051	11,661,262
3.598%, 1M LIBOR + 3.450%, 10/25/29 (b)	17,780,000	18,294,719
3.848%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,271,214
3.898%, 1M LIBOR + 3.750%, 08/25/50 (144A) (b)	5,930,000	6,001,519
4.598%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	8,596,536
4.648%, 1M LIBOR + 4.500%, 02/25/24 (b)	2,210,000	1,905,226
5.298%, 1M LIBOR + 5.150%, 10/25/29 (b)	10,500,000	10,670,754
11.148%, 1M LIBOR + 11.000%, 10/25/48 (144A) (b)	6,500,000	5,810,990
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	23,347	24,391
3.500%, 06/15/48	2,923,161	3,088,810
5.000%, 04/15/35	6,878	7,890
5.500%, 01/15/34	29,088	33,799
5.500%, 04/15/34	8,452	9,625
5.500%, 07/15/34	48,904	56,141
5.500%, 10/15/34	40,547	45,675
5.750%, 10/15/38	25,474	28,417
6.000%, 02/15/33	907	1,072
6.000%, 03/15/33	2,857	3,313
6.000%, 06/15/33	2,352	2,761
6.000%, 07/15/33	4,450	5,135
6.000%, 09/15/33	1,322	1,472
6.000%, 10/15/33	2,199	2,551
6.000%, 08/15/34	12,925	14,419
6.500%, 03/15/29	634	701
6.500%, 02/15/32	469	539
6.500%, 03/15/32	527	612
6.500%, 11/15/32	3,200	3,616
7.000%, 03/15/31	84	87
Ginnie Mae II 30 Yr. Pool
3.000%, 02/20/48	2,762,132	2,896,994
3.500%, 06/20/44	1,172,547	1,270,702
3.500%, 03/20/45	25,930	27,689
3.500%, 10/20/49	1,759,279	1,813,384

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/49	98,452	106,046
5.000%, 08/20/34	30,321	34,620
5.000%, 01/20/49	322,424	350,563
5.500%, 03/20/34	4,827	5,726
6.000%, 05/20/32	6,569	7,415
6.000%, 11/20/33	7,715	8,870
Ginnie Mae II ARM Pool
1.610%, 1Y H15 + 1.440%, 01/20/60 (b)	477,608	487,059
1.908%, 1Y H15 + 1.750%, 05/20/60 (b)	451,582	459,834
Government National Mortgage Association (CMO)
0.209%, 04/16/52 (b) (l)	7,112,870	36,150
0.251%, 03/16/47 (b) (l)	5,612,848	45,832
0.455%, 1M LIBOR + 0.300%, 05/20/68 (b)	2,419,638	2,410,909
0.656%, 1M LIBOR + 0.500%, 07/20/70 (b)	298,694	299,526
0.742%, 07/16/58 (b) (l)	3,301,129	176,902
3.000%, 04/20/41	198,074	202,716
3.000%, 10/20/49	1,220,495	1,289,525

		112,337,011

U.S. Treasury—0.1%
U.S. Treasury Bond 1.250%, 05/15/50 (a)	1,510,000	1,430,961

Total U.S. Treasury & Government Agencies (Cost $120,011,247)		113,767,972

Convertible Bonds—2.6%

Electronics—0.2%
Vishay Intertechnology, Inc. 2.250%, 06/15/25 (a)	6,010,000	5,815,787

Entertainment—0.1%
Live Nation Entertainment, Inc. 2.000%, 02/15/25	1,800,000	1,625,690

Internet—0.1%
Etsy, Inc. 0.125%, 09/01/27	1,890,000	1,921,789

IT Services—0.1%
Euronet Worldwide, Inc. 0.750%, 03/15/49	1,600,000	1,531,000

Media—0.3%
DISH Network Corp. 3.375%, 08/15/26	10,570,000	9,703,223

Oil & Gas—0.3%
PDC Energy, Inc. 1.125%, 09/15/21	10,126,000	9,602,960

Pharmaceuticals—0.5%
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (a)	15,966,000	15,494,668

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pipelines—0.1%
Cheniere Energy, Inc. 4.250%, 03/15/45	7,234,000	$5,174,219

Real Estate Investment Trusts—0.8%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	8,778,000	8,188,216
Blackstone Mortgage Trust, Inc.
4.375%, 05/05/22	14,446,000	13,886,940
4.750%, 03/15/23	1,409,000	1,327,472

		23,402,628

Software—0.1%
Alteryx, Inc. 1.000%, 08/01/26	1,500,000	1,496,772

Total Convertible Bonds (Cost $68,640,118)		75,768,736

Convertible Preferred Stocks—0.2%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,965	6,663,278

Electric Utilities—0.0%
NextEra Energy, Inc. 6.219%, 09/01/23	7,850	374,838

Total Convertible Preferred Stocks (Cost $5,973,522)		7,038,116

Municipals—0.1%
Massachusetts State Development Finance Agency, Board Institute, Revenue Bond 5.375%, 04/01/41	400,000	410,488
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, 12/15/30	750,000	804,525
5.000%, 12/15/31	1,550,000	1,659,151
Virginia Housing Development Authority 6.000%, 06/25/34	471,991	504,770

Total Municipals (Cost $3,354,591)		3,378,934

Preferred Stocks—0.1%

Capital Markets—0.1%
B. Riley Financial, Inc.
6.500%, 09/30/26 (a)	30,775	729,060
6.875%, 09/30/23	41,770	1,036,313

Total Preferred Stocks (Cost $1,813,625)		1,765,373

Common Stocks—0.0%
Security Description	Shares/ Principal Amount*	Value

Auto Components—0.0%
Lear Corp. (m)	399	43,511

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (m)	1,399,556	27,991

Media—0.0%
Cengage Learning, Inc. (m)	10,995	34,634
ION Media Networks, Inc. (m)	785	290,450

		325,084

Oil, Gas & Consumable Fuels—0.0%
Berry Corp. (a) (m)	170,615	540,850

Total Common Stocks (Cost $4,090,184)		937,436

Escrow Shares—0.0%

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (c) (d) (m)	10,611	8,095

Forest Products & Paper—0.0%
Sino-Forest Corp. (c) (d) (m)	1,246,000	0
Sino-Forest Corp. (c) (d) (m)	500,000	0

		0

Total Escrow Shares (Cost $450,137)		8,095

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $10,567,189; collateralized by U.S. Treasury Note with rates ranging from 0.125% - 0.375%, maturity dates ranging from 04/15/21 - 09/30/27, with a market value of $10,778,606.	10,567,189	10,567,189

Total Short-Term Investments (Cost $10,567,189)		10,567,189

Securities Lending Reinvestments (n)—5.0%

Certificates of Deposit—2.1%
Bank of Montreal (Chicago)
0.232%, 3M LIBOR - 0.010%, 06/09/21 (b)	2,000,000	2,000,000
0.261%, 1M LIBOR + 0.110%, 11/13/20 (b)	2,000,000	2,000,198
0.480%, SOFR + 0.410%, 10/02/20 (b)	3,000,000	3,000,042
BNP Paribas S.A. New York
0.261%, 1M LIBOR + 0.110%, 02/12/21 (b)	1,000,000	1,000,188
0.271%, 1M LIBOR + 0.120%, 02/11/21 (b)	1,000,000	1,000,224

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 0.260%, FEDEFF PRV + 0.170%, 02/12/21 (b)	2,000,000	$2,000,116
Credit Suisse AG 0.550%, SOFR + 0.480%, 10/06/20 (b)	8,000,000	8,000,472
Goldman Sachs Bank USA
0.271%, SOFR + 0.200%, 02/22/21 (b)	3,000,000	2,996,646
0.281%, SOFR + 0.210%, 02/22/21 (b)	3,000,000	2,996,646
Landesbank Baden-Wuettertemberg 0.190%, 10/23/20	2,000,000	2,000,012
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 01/25/21	4,995,598	4,996,400
Mizuho Bank, Ltd. 0.250%, 03/22/21	3,000,000	3,000,144
National Westminster Bank plc Zero Coupon, 12/03/20	3,998,001	3,998,480
Nordea Bank New York 0.347%, 3M LIBOR + 0.100%, 05/21/21 (b)	2,000,000	2,000,958
Royal Bank of Canada New York 0.270%, FEDEFF PRV + 0.180%, 02/12/21 (b)	5,000,000	5,001,125
Skandinaviska Enskilda Banken AB
0.210%, 03/15/21	2,000,000	1,999,724
0.452%, 3M LIBOR + 0.150%, 10/02/20 (b)	1,998,805	2,000,030
Sumitomo Mitsui Banking Corp. 0.310%, 3M LIBOR + 0.030%, 02/17/21 (b)	1,000,000	1,000,076
Svenska Handelsbanken AB 0.266%, 3M LIBOR + 0.020%, 09/17/21 (b)	2,000,000	1,999,916
Toronto-Dominion Bank 0.324%, 3M LIBOR + 0.070%, 02/16/21 (b)	2,000,000	2,000,000
UBS AG 0.331%, 3M LIBOR + 0.080%, 12/04/20 (b)	7,000,000	6,999,209

		61,990,606

Commercial Paper—0.2%
LMA S.A. & LMA Americas 0.950%, 10/06/20	2,983,058	2,999,919
UBS AG 0.415%, 1M LIBOR + 0.270%, 02/26/21 (b)	2,000,000	2,000,000

		4,999,919

Repurchase Agreements—1.5%
Barclays Bank plc
Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $6,100,031; collateralized by various Common Stock with an aggregate market value of $6,778,768.	6,100,000	6,100,000
Repurchase Agreement dated 09/30/20 at 0.460%, due on 02/01/21 with a maturity value of $2,003,169; collateralized by various Common Stock with an aggregate market value of $2,222,747.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $9,003,763; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.000%, maturity dates ranging from 05/15/22 - 09/15/23, and various Common Stock with an aggregate market value of $9,867,277.	9,000,000	9,000,000
Repurchase Agreement dated 09/30/20 at 0.430%, due on 11/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 1.750% - 2.125%, maturity dates ranging from 05/15/22 - 11/30/23, and various Common Stock with an aggregate market value of $5,481,203.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,100,006; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $2,142,000.	2,100,000	2,100,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $918,000.	900,000	900,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,117,584; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,179,930.	3,117,578	3,117,579
National Bank of Canada Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $13,000,076; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $14,412,712.	13,000,000	13,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $2,000,011; collateralized by various Common Stock with an aggregate market value of $2,222,580.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $400,019; collateralized by various Common Stock with an aggregate market value of $444,516.	400,000	400,000
Societe Generale Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,400,008; collateralized by various Common Stock with an aggregate market value of $1,556,154.	1,400,000	1,400,000

		45,017,579

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.2%
BlackRock Liquidity Funds, Institutional Shares 0.010% (o)	10,000,000	$10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (o)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (o)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (o)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (o)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.050% (o)	5,800,000	5,800,000

		35,300,000

Total Securities Lending Reinvestments (Cost $147,311,583)		147,308,104

Total Purchased Options—0.1% (p) (Cost $5,202,288)		2,936,703
Total Investments—105.4% (Cost $3,085,001,973)		3,100,815,247
Unfunded Loan Commitments—(0.0)% (Cost $(1,308,286))		(1,308,286)
Net Investments—105.4% (Cost $3,083,693,687)		3,099,506,961
Other assets and liabilities (net)—(5.4)%		(156,889,902)

Net Assets—100.0%		$2,942,617,059

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2020, the market value of restricted securities was $20,157,031, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $158,494,356 and the collateral received consisted of cash in the amount of $147,293,041 and non-cash collateral with a value of $27,465,378. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	This loan will settle after September 30, 2020, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Interest only security.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(o)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $1,216,140,795, which is 41.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Carlyle Holdings II Finance LLC, 5.625%, 03/30/43	03/25/13-03/05/14	$3,370,000	$3,383,695	$4,200,524
Countrywide Home Loan Reperforming Loan REMIC Trust, 5.941%, 03/25/35	01/08/15	3,952,422	575,571	661,454
DBUBS Mortgage Trust, 3.750%, 08/10/44	05/19/14	5,180,000	3,004,400	2,370,368
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,487	4,002,890
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/2011	932,290	961,424	0
Mohegan Gaming & Entertainment, 7.875%, 10/15/24	12/11/19-01/24/20	9,397,000	9,463,579	8,786,195
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	7,013,532	135,600

				$20,157,031

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	10,690,000	BNP	10/16/20	USD	7,810,269	$218,343
CAD	29,010,000	BNP	10/16/20	USD	21,195,126	592,528
CAD	24,000,747	JPMC	10/16/20	USD	17,686,427	339,080
EUR	1,130,000	BNP	10/16/20	USD	1,328,735	(3,484)
EUR	4,830,000	BNP	10/16/20	USD	5,634,079	30,492
EUR	10,480,000	BNP	10/16/20	USD	12,193,742	97,085
EUR	20,279,654	BNP	10/16/20	USD	23,562,828	220,924
EUR	6,400,000	CBNA	10/16/20	USD	7,541,791	(35,942)
EUR	6,520,000	CBNA	10/16/20	USD	7,754,571	(107,988)
EUR	14,303,632	GSBU	10/16/20	USD	16,941,708	(166,567)
JPY	2,129,206,535	GSBU	10/16/20	USD	19,824,830	366,983
JPY	2,129,206,535	GSBU	01/19/21	USD	20,209,158	13,246
MXN	30,000,000	CBNA	10/16/20	USD	1,416,966	(62,420)
MXN	47,720,000	CBNA	10/16/20	USD	2,126,239	28,393
MXN	90,720,000	CBNA	10/16/20	USD	4,027,487	68,661
MXN	142,895,000	CBNA	10/16/20	USD	6,301,199	150,730
MXN	184,930,000	CBNA	10/16/20	USD	8,013,065	336,809
MXN	186,920,000	CBNA	10/16/20	USD	8,281,056	158,669
MXN	142,555,020	GSBU	10/16/20	USD	6,228,102	208,477
MXN	242,909,420	CBNA	12/28/20	USD	10,650,618	228,248
MXN	333,890,020	BNP	01/19/21	USD	14,675,968	239,969
NOK	57,010,000	CBNA	10/16/20	USD	6,318,612	(206,506)
NOK	57,200,000	CBNA	10/16/20	USD	6,306,461	(173,985)
NOK	65,400,000	JPMC	10/16/20	USD	6,987,627	23,980
NOK	139,260,000	JPMC	01/19/21	USD	14,743,295	191,999
RUB	94,120,000	CBNA	10/16/20	USD	1,262,932	(53,443)
RUB	155,890,000	CBNA	10/16/20	USD	2,101,227	(97,963)
RUB	295,143,000	GSBU	10/16/20	USD	3,927,829	(135,095)
RUB	340,210,000	GSBU	10/16/20	USD	4,333,609	38,258
RUB	531,550,000	GSBU	10/16/20	USD	7,149,198	(318,516)
RUB	1,495,454,090	GSBU	10/16/20	USD	20,649,739	(1,432,410)
RUB	498,240,000	GSBU	01/19/21	USD	6,324,207	15,259
RUB	2,274,597,090	GSBU	01/19/21	USD	28,430,687	510,650
TRY	2,193,900	BNP	10/16/20	USD	280,388	2,824
ZAR	198,594	GSBU	10/16/20	USD	11,576	260

Contracts to Deliver
AUD	4,837,966	JPMC	10/16/20	USD	3,353,572	(111,725)
AUD	2,557,000	JPMC	10/16/20	USD	1,795,103	(36,403)
BRL	64,546,792	GSBU	10/16/20	USD	12,012,505	523,537
CAD	5,910,000	BNP	10/16/20	USD	4,424,500	(14,143)
CAD	16,510,000	JPMC	10/16/20	USD	12,669,758	270,097
CAD	14,690,000	JPMC	10/16/20	USD	10,868,166	(164,603)
CAD	7,110,000	JPMC	10/16/20	USD	5,265,508	(74,382)
CAD	5,900,000	JPMC	10/16/20	USD	4,452,548	21,415
CAD	5,800,000	JPMC	10/16/20	USD	4,345,334	(10,695)
CAD	5,630,000	JPMC	10/16/20	USD	4,307,298	78,946
CAD	5,510,000	JPMC	10/16/20	USD	4,206,598	68,371
EUR	31,656,073	BNP	10/16/20	USD	35,747,874	(1,378,017)
EUR	19,990,000	BNP	10/16/20	USD	22,503,043	(941,007)
EUR	19,620,000	BNP	10/16/20	USD	22,055,176	(954,942)
EUR	19,620,000	BNP	10/16/20	USD	22,144,074	(866,044)
EUR	6,160,000	BNP	10/16/20	USD	7,231,795	7,416
EUR	4,090,000	BNP	10/16/20	USD	4,870,381	73,675
EUR	4,030,000	GSBU	10/16/20	USD	4,733,634	7,295
EUR	6,320,000	BNP	10/19/20	USD	7,424,586	12,102

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	8,602,644	CBNA	10/16/20	USD	10,736,883	$(364,303)
GBP	5,960,000	CBNA	10/16/20	USD	7,716,621	25,605
IDR	418,989,154,172	JPMC	10/16/20	USD	28,266,151	144,080
INR	2,000	JPMC	10/16/20	USD	26	(1)
JPY	2,129,206,535	GSBU	10/16/20	USD	20,176,602	(15,211)
MXN	333,890,020	BNP	10/16/20	USD	14,833,887	(241,761)
MXN	92,150,000	CBNA	10/16/20	USD	4,076,104	(84,610)
MXN	41,000,000	CBNA	10/16/20	USD	1,862,417	11,204
MXN	193,950,000	GSBU	10/16/20	USD	8,572,990	(184,151)
MXN	164,750,000	GSBU	10/16/20	USD	7,725,261	286,545
MXN	242,909,420	BNP	12/28/20	USD	10,660,000	(218,866)
MXN	94,430,000	BNP	01/19/21	USD	4,229,977	11,486
MXN	90,390,000	BNP	01/19/21	USD	4,040,736	2,725
NOK	139,260,000	JPMC	10/16/20	USD	14,737,288	(192,933)
NOK	40,350,000	JPMC	10/16/20	USD	4,347,503	21,534
RUB	2,274,597,090	GSBU	10/16/20	USD	28,719,660	(510,044)
RUB	338,170,000	GSBU	10/16/20	USD	4,613,317	267,665
RUB	299,600,000	GSBU	10/16/20	USD	4,087,982	237,973
SAR	79,860,000	CBNA	10/15/20	USD	21,293,729	3,406
SAR	39,610,000	JPMC	10/15/20	USD	10,562,300	2,450
TRY	2,193,900	BNP	10/16/20	USD	310,131	26,919
ZAR	198,594	CBNA	10/16/20	USD	11,315	(521)
ZAR	198,594	GSBU	01/19/21	USD	11,452	(257)

Net Unrealized Depreciation						$(2,972,625)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/20	198	AUD	29,579,778	$194,436
U.S. Treasury Note 10 Year Futures	12/21/20	1,824	USD	254,505,000	406,356
U.S. Treasury Note 2 Year Futures	12/31/20	2,884	USD	637,251,345	179,384
U.S. Treasury Note Ultra 10 Year Futures	12/21/20	97	USD	15,512,422	(16,082)
U.S. Treasury Ultra Long Bond Futures	12/21/20	1,639	USD	363,550,688	(4,608,850)

Futures Contracts—Short
90 Day EuroDollar Futures	03/15/21	(1,727)	USD	(430,908,088)	(593,327)
Euro-Bund Futures	12/08/20	(445)	EUR	(77,661,400)	(811,469)
Euro-Buxl 30 Year Bond Futures	12/08/20	(26)	EUR	(5,789,680)	(195,789)
U.S. Treasury Long Bond Futures	12/21/20	(810)	USD	(142,787,813)	1,070,532
U.S. Treasury Note 5 Year Futures	12/31/20	(685)	USD	(86,331,406)	(46,405)
United Kingdom Long Gilt Bond Futures	12/29/20	(71)	GBP	(9,663,810)	15,590

Net Unrealized Depreciation					$(4,405,624)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/GBP Put	USD	1.277	CGM	10/01/20	32,570,000	USD	32,570,000	$207,634	$4,169	$(203,465)
USD Put/MXN Call	MXN	21.750	BNP	12/23/20	21,040,000	USD	21,040,000	326,120	470,728	144,608
USD Put/RUB Call	RUB	72.057	GSBU	10/19/20	13,080,000	USD	13,080,000	164,415	2,105	(162,310)

Totals								$698,169	$477,002	$(221,167)

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	3,000.000	10/16/20	477	USD	23,850	$1,945,314	$125,213	$(1,820,101)
Put - S&P 500 Index E-Mini Futures	USD	3,000.000	11/20/20	429	USD	21,450	1,185,201	879,450	(305,751)
Put - S&P 500 Index E-Mini Futures	USD	3,200.000	12/18/20	131	USD	6,550	661,825	761,437	99,612
Put - S&P 500 Index E-Mini Futures	USD	3,000.000	12/18/20	204	USD	10,200	711,779	693,601	(18,178)

Totals							$4,504,119	$2,459,701	$(2,044,418)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/MXN Put	MXN	24.415	BNP	12/23/20	(21,040,000)	USD	(21,040,000)	$(326,120)	$(249,619)	$76,501
USD Put/MXN Call	MXN	20.680	BNP	11/13/20	(13,820,000)	USD	(13,820,000)	(181,871)	(56,040)	125,831
USD Call/RUB Put	RUB	75.283	GSBU	10/19/20	(13,080,000)	USD	(13,080,000)	(185,474)	(480,311)	(294,837)

Totals								$(693,465)	$(785,970)	$(92,505)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - S&P 500 Index E-Mini Futures	USD	2,800.000	10/16/20	(164)	USD	(8,200)	$(451,106)	$(14,350)	$436,756
Put - S&P 500 Index E-Mini Futures	USD	2,750.000	10/16/20	(313)	USD	(15,650)	(607,630)	(21,910)	585,720
Put - S&P 500 Index E-Mini Futures	USD	2,600.000	12/18/20	(110)	USD	(5,500)	(120,769)	(108,625)	12,144
Put - S&P 500 Index E-Mini Futures	USD	2,900.000	12/18/20	(131)	USD	(6,550)	(363,250)	(330,774)	32,476

Totals							$(1,542,755)	$(475,659)	$1,067,096

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$6,488,995	$528,853	$5,960,142
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	6,279,143	420,046	5,859,097
Pay	3M LIBOR	Quarterly	0.380%	Semi-Annually	08/31/24	USD	164,502,000	624,913	90,527	534,386
Receive	SOFR	Annually	0.740%	Annually	08/19/45	USD	8,460,000	222,505	—	222,505
Receive	3M LIBOR	Semi-Annually	1.000%	Quarterly	02/15/47	USD	18,981,000	579,866	229,352	350,514
Receive	12M LIBOR	Annually	0.560%	Annually	07/20/45	USD	62,940,000	4,241,479	163,976	4,077,503

Totals								$18,436,901	$1,432,754	$17,004,147

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation
Pay	1-Day CDI	Maturity	6.870%	Maturity	01/04/27	JPMC	BRL	137,560,000	$174,587	$—	$174,587
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	42,156,000	112,290	22,458	89,832
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	39,600,000	105,481	18,237	87,244
Pay	1-Day CDI	Maturity	7.024%	Maturity	01/04/27	CGM	BRL	33,300,000	88,700	—	88,700
Pay	1-Day CDI	Maturity	7.044%	Maturity	01/04/27	JPMC	BRL	27,400,000	77,417	—	77,417

Totals									$558,475	$40,695	$517,780

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	4.094%	USD	14,615,000	$(598,835)	$(602,135)	$3,300

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.616%	EUR	11,300,000	$(215,223)	$(227,357)	$12,134

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Volkswagen International Finance NV 0.500%, due 03/30/21	1.000%	Quarterly	12/20/24	MSCS	0.866%	EUR	11,300,000	$74,301	$119,169	$(44,868)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$29,143,835	$—	$29,143,835
Agriculture	—	5,262,115	—	5,262,115
Airlines	—	30,722,787	—	30,722,787
Apparel	—	3,037,313	—	3,037,313
Auto Manufacturers	—	36,326,792	—	36,326,792
Banks	—	175,930,709	—	175,930,709
Beverages	—	5,644,098	—	5,644,098
Building Materials	—	4,831,475	—	4,831,475
Chemicals	—	1,447,600	—	1,447,600
Commercial Services	—	55,017,499	—	55,017,499
Distribution/Wholesale	—	20,523,566	—	20,523,566
Diversified Financial Services	—	40,998,411	—	40,998,411
Electric	—	26,049,851	—	26,049,851
Electronics	—	2,194,500	—	2,194,500
Energy-Alternate Sources	—	1,263,305	—	1,263,305
Entertainment	—	37,001,940	—	37,001,940
Environmental Control	—	18,003,370	—	18,003,370
Food	—	21,184,670	—	21,184,670
Forest Products & Paper	—	4,803,750	—	4,803,750
Healthcare-Services	—	65,653,451	—	65,653,451
Home Builders	—	4,325,750	—	4,325,750
Housewares	—	10,144,584	—	10,144,584
Insurance	—	30,869,619	—	30,869,619
Internet	—	34,964,820	—	34,964,820
Investment Companies	—	8,162,810	7,040,702	15,203,512
Iron/Steel	—	10,886,894	—	10,886,894
Leisure Time	—	30,914,189	—	30,914,189
Lodging	—	32,621,845	—	32,621,845

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$73,318,786	$—	$73,318,786
Metal Fabricate/Hardware	—	2,783,000	—	2,783,000
Mining	—	80,065,265	0	80,065,265
Miscellaneous Manufacturing	—	19,358,194	—	19,358,194
Office/Business Equipment	—	8,316,501	—	8,316,501
Oil & Gas	—	168,723,273	—	168,723,273
Packaging & Containers	—	21,891,521	—	21,891,521
Pharmaceuticals	—	54,627,888	—	54,627,888
Pipelines	—	101,594,247	—	101,594,247
Real Estate	—	13,402,000	—	13,402,000
Real Estate Investment Trusts	—	33,009,369	—	33,009,369
Retail	—	41,879,432	—	41,879,432
Semiconductors	—	11,760,132	—	11,760,132
Software	—	18,388,567	—	18,388,567
Telecommunications	—	76,422,805	—	76,422,805
Transportation	—	10,638,740	—	10,638,740
Trucking & Leasing	—	16,949,706	—	16,949,706
Total Corporate Bonds & Notes	—	1,501,060,974	7,040,702	1,508,101,676
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,308,286)*	—	628,226,841	—	628,226,841
Total Mortgage-Backed Securities*	—	214,465,386	—	214,465,386
Total Asset-Backed Securities*	—	205,544,608	—	205,544,608
Total Foreign Government*	—	179,691,792	—	179,691,792
Total U.S. Treasury & Government Agencies*	—	113,767,972	—	113,767,972
Total Convertible Bonds*	—	75,768,736	—	75,768,736
Total Convertible Preferred Stocks*	7,038,116	—	—	7,038,116
Total Municipals*	—	3,378,934	—	3,378,934
Total Preferred Stocks*	1,765,373	—	—	1,765,373
Common Stocks
Auto Components	43,511	—	—	43,511
Diversified Consumer Services	—	27,991	—	27,991
Media	—	325,084	—	325,084
Oil, Gas & Consumable Fuels	540,850	—	—	540,850
Total Common Stocks	584,361	353,075	—	937,436
Escrow Shares
Energy Equipment & Services	—	—	8,095	8,095
Forest Products & Paper	—	—	0	0
Total Escrow Shares	—	—	8,095	8,095
Total Short-Term Investment*	—	10,567,189	—	10,567,189
Securities Lending Reinvestments
Certificates of Deposit	—	61,990,606	—	61,990,606
Commercial Paper	—	4,999,919	—	4,999,919
Repurchase Agreements	—	45,017,579	—	45,017,579
Mutual Funds	35,300,000	—	—	35,300,000
Total Securities Lending Reinvestments	35,300,000	112,008,104	—	147,308,104
Purchased Options
Foreign Currency Options at Value	—	477,002	—	477,002
Options on Exchange-Traded Futures Contracts at Value	2,459,701	—	—	2,459,701
Total Purchased Options	$2,459,701	$477,002	$—	$2,936,703
Total Net Investments	$47,147,551	$3,045,310,613	$7,048,797	$3,099,506,961

Collateral for Securities Loaned (Liability)	$—	$(147,293,041)	$—	$(147,293,041)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,186,313	$—	$6,186,313
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,158,938)	—	(9,158,938)
Total Forward Contracts	$—	$(2,972,625)	$—	$(2,972,625)

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,866,298	$—	$—	$1,866,298
Futures Contracts (Unrealized Depreciation)	(6,271,922)	—	—	(6,271,922)
Total Futures Contracts	$(4,405,624)	$—	$—	$(4,405,624)
Written Options
Foreign Currency Options at Value	$—	$(785,970)	$—	$(785,970)
Options on Exchange-Traded Futures Contracts at Value	(475,659)	—	—	(475,659)
Total Written Options	$(475,659)	$(785,970)	$—	$(1,261,629)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$17,007,447	$—	$17,007,447
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$632,776	$—	$632,776
OTC Swap Contracts at Value (Liabilities)	—	(215,223)	—	(215,223)
Total OTC Swap Contracts	$—	$417,553	$—	$417,553

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—86.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—36.5%
Fannie Mae 15 Yr. Pool 2.500%, 06/01/28	899,510	$945,351
Fannie Mae 20 Yr. Pool
3.000%, 12/01/36	1,993,718	2,099,207
3.000%, 12/01/37	1,027,902	1,080,558
4.500%, 11/01/31	417,759	460,762
4.500%, 12/01/31	570,871	629,671
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	5,958,209	6,489,879
3.000%, 08/01/46	705,007	751,605
3.000%, 09/01/46	2,318,565	2,462,572
3.000%, 10/01/46	1,028,248	1,096,638
3.000%, 11/01/46	16,138,828	16,967,529
3.000%, 08/01/47	71,989	77,659
3.000%, 01/01/48	166,850	174,730
3.000%, 07/01/49	733,844	781,434
3.000%, 09/01/49	6,097,780	6,493,894
3.000%, 11/01/49	250,200	265,016
3.000%, 12/01/49	9,637,969	10,186,512
3.000%, 01/01/50	2,202,560	2,312,133
3.000%, 02/01/50	3,849,144	4,083,515
3.000%, 03/01/50	1,370,845	1,475,841
3.500%, 12/01/42	286,743	311,014
3.500%, 03/01/43	1,925,168	2,086,699
3.500%, 02/01/45	302,031	327,372
3.500%, 11/01/46	978,556	1,056,044
3.500%, 12/01/46	2,574,010	2,767,512
3.500%, 10/01/47	11,453,787	12,106,197
3.500%, 12/01/47	2,679,001	2,880,004
3.500%, 03/01/48	550,565	590,958
3.500%, 07/01/48	3,732,382	3,952,617
3.500%, 08/01/48	2,435,837	2,597,050
3.500%, 11/01/48	2,596,452	2,761,654
3.500%, 02/01/49	301,667	328,506
3.500%, 07/01/49	7,585,727	8,166,286
3.500%, 10/01/49	2,417,507	2,617,577
3.500%, 12/01/49	981,491	1,062,701
3.500%, 02/01/50	5,841,724	6,204,792
3.500%, 04/01/50	5,863,387	6,233,833
4.000%, 02/01/40	546,443	610,788
4.000%, 06/01/42	4,258,266	4,853,243
4.000%, 07/01/42	1,805,556	1,995,285
4.000%, 05/01/43	10,428,708	11,738,985
4.000%, 10/01/43	5,281,413	5,976,500
4.000%, 04/01/47	1,582,893	1,718,390
4.000%, 05/01/47	2,141,017	2,319,137
4.000%, 08/01/47	18,848,297	20,210,117
4.000%, 05/01/48	9,092,811	9,824,224
4.000%, 09/01/48	193,783	212,446
4.000%, 05/01/49	132,727	143,137
4.000%, 06/01/49	289,128	308,864
4.000%, 12/01/49	1,301,358	1,389,075
4.500%, 10/01/41	3,322,230	3,734,473
4.500%, 10/01/44	847,419	954,478
4.500%, 01/01/45	84,528	98,257
4.500%, 01/01/47	420,887	460,406

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 06/01/47	145,829	158,863
4.500%, 07/01/47	2,335,552	2,539,021
4.500%, 08/01/47	986,444	1,072,674
4.500%, 11/01/47	1,916,518	2,075,179
4.500%, 04/01/48	2,151,918	2,329,315
4.500%, 05/01/48	9,051,175	9,842,551
4.500%, 06/01/48	933,262	1,031,613
4.500%, 07/01/48	1,904,703	2,089,984
4.500%, 08/01/48	2,842,089	3,119,130
4.500%, 09/01/48	648,987	701,878
4.500%, 10/01/48	2,004,632	2,205,109
4.500%, 11/01/48	1,365,158	1,504,706
4.500%, 12/01/48	5,346,315	5,803,771
4.500%, 01/01/49	652,703	716,496
4.500%, 02/01/49	435,508	478,834
4.500%, 04/01/49	1,222,718	1,322,202
4.500%, 05/01/49	3,789,280	4,142,654
4.500%, 07/01/49	619,487	674,818
4.500%, 08/01/49	995,393	1,087,676
4.500%, 09/01/49	6,334,653	7,026,759
4.500%, 10/01/49	1,235,092	1,352,167
4.500%, 11/01/49	1,896,660	2,069,869
4.500%, 01/01/50	1,142,135	1,242,210
4.500%, 02/01/50	180,750	196,450
4.500%, 03/01/50	941,544	1,045,340
4.500%, 04/01/50	298,205	322,495
5.000%, 07/01/33	139,069	159,500
5.000%, 09/01/33	166,552	190,971
5.000%, 10/01/35	464,466	533,826
5.000%, 03/01/36	749,323	861,932
5.000%, 01/01/39	5,920	6,802
5.000%, 12/01/39	11,999	13,825
5.000%, 05/01/40	43,216	48,925
5.000%, 07/01/40	24,952	28,747
5.000%, 11/01/40	531,173	611,238
5.000%, 01/01/41	46,713	53,030
5.000%, 02/01/41	27,318	29,942
5.000%, 04/01/41	67,408	77,280
5.000%, 05/01/41	1,330,817	1,530,881
5.000%, 06/01/41	106,190	122,048
5.000%, 07/01/41	1,097,459	1,259,456
5.000%, 08/01/48	331,708	363,707
5.000%, 10/01/48	790,579	866,246
5.000%, 11/01/48	4,202,940	4,606,076
5.000%, 12/01/48	2,208,154	2,417,660
5.000%, 08/01/49	3,596,173	3,938,969
5.000%, 09/01/49	6,059,883	6,640,259
5.000%, 12/01/49	11,700,962	12,807,877
6.000%, 04/01/33	54,412	64,240
6.000%, 02/01/34	9,187	10,853
6.000%, 11/01/35	91,799	108,673
6.000%, 08/01/37	206,753	244,799
6.500%, 03/01/26	460	514
6.500%, 04/01/29	44,009	49,469
7.000%, 02/01/29	446	447

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 01/01/30	1,750	$1,799
7.000%, 10/01/37	6,344	7,402
7.000%, 11/01/37	19,193	21,758
7.000%, 12/01/37	18,757	22,764
7.000%, 02/01/38	9,659	10,779
7.000%, 11/01/38	67,652	78,687
7.000%, 02/01/39	611,576	707,106
7.500%, 04/01/32	11,173	11,384
8.000%, 05/01/28	1,241	1,396
8.000%, 07/01/32	755	831
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	1,484,738	131,423
4.000%, 04/25/42 (a)	2,062,787	287,978
4.500%, 11/25/39 (a)	1,027,922	154,810
Fannie Mae Pool
1.850%, 04/01/32	200,000	211,131
1.950%, 04/01/32	200,000	211,173
2.240%, 10/01/31	300,000	325,399
2.320%, 02/01/32	300,000	324,951
3.500%, 08/01/42	6,616,433	7,184,173
3.500%, 09/01/42	447,287	485,808
3.500%, 10/01/42	3,175,516	3,448,002
4.000%, 10/01/42	1,720,077	1,883,815
4.000%, 11/01/42	1,235,143	1,353,285
4.000%, 07/01/43	41,697	45,681
4.000%, 08/01/43	943,702	1,033,845
6.500%, 12/01/27	2,727	2,737
6.500%, 05/01/32	8,771	9,930
Fannie Mae REMIC Trust Whole Loan (CMO) 4.225%, 01/25/43 (b)	173,257	182,525
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	288,312	274,693
5.500%, 07/25/41	5,322,725	6,015,051
5.500%, 04/25/42	1,218,187	1,409,646
6.000%, 05/25/42	726,741	855,994
6.002%, -1 x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	4,689,877	854,776
6.002%, -1 x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	524,146	100,529
6.382%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	795,816	206,760
6.402%, -1 x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	3,005,762	624,230
6.500%, 06/25/39	66,861	73,370
6.500%, 07/25/42	1,387,324	1,689,497
6.502%, -1 x 1M LIBOR + 6.650%, 02/25/41 (a) (b)	234,799	17,834
6.502%, -1 x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	1,134,028	214,905
Fannie Mae-ACES
2.037%, 09/25/26	1,587,272	1,628,127
2.232%, 02/25/27	2,095,120	2,241,476
3.061%, 05/25/27 (b)	200,000	225,740
Freddie Mac 15 Yr. Pool 3.000%, 09/01/32	464,864	487,977
Freddie Mac 20 Yr. Gold Pool
3.000%, 02/01/38	1,207,188	1,264,336
3.000%, 04/01/38	1,004,483	1,053,259
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	1,002,598	1,054,514
3.000%, 01/01/48	2,874,049	3,009,916

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/48	2,157,385	2,326,744
3.500%, 06/01/46	610,372	665,459
4.000%, 07/01/43	2,828,351	3,175,469
4.000%, 08/01/43	2,506,073	2,838,461
4.000%, 06/01/47	872,072	935,639
4.000%, 12/01/47	463,672	496,568
4.500%, 06/01/38	944,937	1,041,578
4.500%, 02/01/47	329,753	360,674
4.500%, 03/01/47	32,636	35,398
4.500%, 04/01/47	729,454	798,414
4.500%, 05/01/47	539,846	589,070
4.500%, 06/01/47	1,735,357	1,903,105
4.500%, 07/01/47	21,681	23,528
4.500%, 04/01/48	980,875	1,080,512
4.500%, 04/01/49	662,755	730,933
5.000%, 08/01/33	12,816	14,746
5.000%, 01/01/36	21,464	24,680
5.000%, 01/01/40	15,353	17,343
5.000%, 04/01/41	14,193	16,237
5.000%, 04/01/44	19,910	22,212
5.000%, 07/01/48	53,479	58,852
5.000%, 10/01/48	348,737	382,712
6.500%, 09/01/39	180,596	209,819
8.000%, 09/01/30	2,560	3,031
Freddie Mac 30 Yr. Pool
3.000%, 01/01/48	1,925,957	2,016,601
3.000%, 07/01/49	1,296,313	1,372,631
3.000%, 09/01/49	6,612,755	7,075,676
3.000%, 10/01/49	1,679,064	1,783,469
3.000%, 01/01/50	284,121	303,372
3.000%, 02/01/50	3,591,660	3,820,324
3.000%, 03/01/50	4,942,660	5,270,423
3.000%, 07/01/50	2,683,072	2,848,361
3.000%, 09/01/50	99,636	105,774
3.500%, 06/01/47	458,532	491,829
3.500%, 06/01/48	3,393,065	3,628,067
3.500%, 12/01/48	4,489,060	4,737,587
3.500%, 02/01/50	457,901	496,004
3.500%, 03/01/50	283,128	299,635
4.000%, 01/01/47	96,888	104,601
4.000%, 04/01/49	2,264,879	2,459,979
4.000%, 02/01/50	582,489	626,778
4.000%, 03/01/50	86,178	92,256
4.500%, 04/01/48	1,170,652	1,268,568
4.500%, 06/01/48	438,180	474,625
4.500%, 08/01/48	169,347	184,827
4.500%, 03/01/49	579,971	637,245
4.500%, 07/01/49	996,408	1,090,954
4.500%, 03/01/50	93,336	100,769
4.500%, 04/01/50	1,272,900	1,381,595
5.000%, 06/01/41	2,568,436	2,883,147
5.000%, 08/01/48	146,681	161,017
5.000%, 10/01/48	155,034	170,286
5.000%, 11/01/48	392,788	430,883
5.000%, 03/01/50	2,554,402	2,796,344

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
6.000%, 10/01/36	499,977	$591,471
Freddie Mac ARM Non-Gold Pool 2.446%, 5Y H15 + 1.286%, 03/01/47 (b)	698,472	722,312
Freddie Mac Gold Pool
3.500%, 02/01/44	331,751	360,421
4.000%, 04/01/43	1,143,660	1,254,449
4.000%, 08/01/43	638,783	700,859
Freddie Mac Multifamily Structured Pass-Through Certificates
0.421%, 01/25/27 (a) (b)	73,398,391	1,212,637
0.510%, 12/25/28 (a) (b)	62,990,524	1,780,207
0.636%, 01/25/34 (a) (b)	51,860,510	2,597,024
0.653%, 01/25/29 (a) (b)	85,839,484	3,392,797
3.291%, 03/25/27	4,670,000	5,260,076
Freddie Mac Multifamily Variable Rate Certificate 1.573%, 12/15/30	1,249,683	1,254,257
Freddie Mac Pool 3.500%, 10/01/42	782,690	849,983
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	207,641	233,155
6.000%, 05/15/36	338,654	404,627
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 2.348%, 1M LIBOR + 2.200%, 09/25/24 (b)	1,165,103	1,165,103
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	627,414	661,522
3.000%, 10/15/42	3,144,197	3,283,426
3.000%, 11/15/42	1,169,668	1,221,059
3.500%, 06/15/48	4,119,000	4,352,414
3.500%, 05/15/50	795,258	840,185
4.000%, 03/15/50	94,603	100,025
5.500%, 06/15/36	283,083	330,079
6.000%, 03/15/33	517,655	604,835
6.500%, 06/15/31	1,460	1,614
6.500%, 08/15/34	110,991	127,359
7.500%, 09/15/29	1,299	1,478
8.500%, 06/15/25	10,555	11,686
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (d)	11,600,000	12,049,500
2.500%, TBA (d)	12,900,000	13,543,992
3.000%, 11/20/46	457,191	483,848
3.000%, 09/20/47	152,156	160,336
3.000%, 11/20/47	204,901	216,462
3.000%, 12/20/47	2,119,583	2,233,048
3.000%, 01/20/50	975,941	1,023,178
3.500%, 06/20/44	1,555,880	1,686,124
3.500%, 03/20/45	129,650	138,444
3.500%, 09/20/46	44,212	47,284
3.500%, 02/20/48	2,016,525	2,147,814
3.500%, 02/20/49	47,671	50,573
3.500%, 10/20/49	1,152,631	1,188,079
3.500%, 01/20/50	3,479,272	3,724,311
3.500%, 02/20/50	494,765	525,136
4.000%, 09/20/45	726,719	787,759
4.000%, 11/20/45	5,720,589	6,247,199
4.000%, 06/20/47	1,107,652	1,191,228
4.000%, 11/20/47	1,333,439	1,427,683

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 12/20/47	512,236	549,265
4.000%, 02/20/48	523,225	564,730
4.000%, 03/20/48	584,924	625,170
4.000%, 04/20/48	547,552	584,035
4.000%, 11/20/49	194,078	210,040
4.000%, 01/20/50	296,652	323,329
4.000%, 02/20/50	292,323	317,183
4.000%, 03/20/50	198,362	217,179
4.000%, 04/20/50	1,290,872	1,402,098
4.500%, 01/20/40	396,477	440,306
4.500%, 05/20/40	508,202	564,291
4.500%, 09/20/40	10,925	12,125
4.500%, 01/20/41	88,104	99,095
4.500%, 07/20/41	581,885	646,553
4.500%, 05/20/48	2,377,199	2,571,531
4.500%, 06/20/48	1,411,956	1,524,765
4.500%, 07/20/48	231,303	250,805
4.500%, 08/20/48	6,014,570	6,480,265
4.500%, 09/20/48	1,839,915	1,989,387
4.500%, 10/20/48	1,618,266	1,746,999
4.500%, 01/20/49	4,514,960	4,851,245
4.500%, 03/20/49	1,181,623	1,270,124
4.500%, 04/20/49	765,916	823,103
4.500%, 02/20/50	1,377,478	1,473,934
4.500%, 03/20/50	850,466	909,980
5.000%, 07/20/40	387,196	441,848
5.000%, 10/20/48	2,610,746	2,857,231
5.000%, 11/20/48	284,264	309,567
5.000%, 01/20/49	6,269,350	6,816,508
5.000%, 03/20/49	342,821	372,861
5.000%, 12/20/49	539,322	586,013
5.000%, 01/20/50	348,739	378,839
5.000%, 04/20/50	289,525	315,976
6.000%, 11/20/34	995	1,156
6.000%, 06/20/35	1,460	1,678
6.000%, 07/20/36	80,123	92,132
6.000%, 09/20/36	4,045	4,652
6.000%, 07/20/38	209,043	240,392
6.000%, 09/20/38	550,072	632,545
6.000%, 06/20/39	2,567	2,890
6.000%, 05/20/40	48,985	55,678
6.000%, 06/20/40	144,322	165,956
6.000%, 08/20/40	70,477	81,039
6.000%, 09/20/40	165,542	190,358
6.000%, 10/20/40	108,397	124,709
6.000%, 11/20/40	173,314	199,280
6.000%, 01/20/41	113,947	131,135
6.000%, 03/20/41	609,230	700,556
6.000%, 07/20/41	121,498	139,726
6.000%, 12/20/41	78,370	90,121
6.500%, 10/20/37	191,939	222,453
Government National Mortgage Association (CMO)
Zero Coupon, 09/16/46 (a) (b)	16,693,048	38,244
0.128%, 02/16/48 (a) (b)	2,439,602	34,181
0.200%, 02/16/53 (a) (b)	10,537,690	105,906

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.221%, 03/16/49 (a) (b)	6,387,687	$32,632
0.310%, 04/16/54 (a) (b)	49,692,873	852,407
0.341%, 05/16/54 (a) (b)	11,200,918	153,989
0.459%, 10/16/54 (a) (b)	22,353,916	386,577
0.535%, 1M LIBOR + 0.380%, 12/20/60 (b)	12,896,592	12,880,158
0.555%, 1M LIBOR + 0.400%, 12/20/60 (b)	3,340,712	3,338,539
0.556%, 1M LIBOR + 0.400%, 08/20/70 (b)	98,226	98,169
0.585%, 1M LIBOR + 0.430%, 10/20/64 (b)	5,213,604	5,214,028
0.606%, 1M LIBOR + 0.450%, 07/20/70 (b)	7,858,115	7,858,115
0.635%, 1M LIBOR + 0.480%, 03/20/61 (b)	2,810,855	2,814,359
0.636%, 03/16/60 (a) (b)	5,912,362	294,047
0.655%, 1M LIBOR + 0.500%, 12/20/60 (b)	27,750,110	27,802,500
0.656%, 1M LIBOR + 0.500%, 07/20/70 (b)	597,388	599,052
0.670%, 09/16/55 (a) (b)	14,029,134	616,336
0.735%, 12/16/59 (a) (b)	49,186,364	2,797,986
0.761%, 10/16/58 (a) (b)	19,664,132	1,091,680
1.145%, 09/16/44 (a) (b)	679,638	21,033
1.253%, 02/16/46 (a) (b)	10,361,026	385,624
1.306%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,698,324	1,780,102
1.406%, 1M LIBOR + 1.250%, 04/20/70 (b)	189,402	195,134
2.224%, 12M LIBOR + 0.250%, 10/20/68 (b)	2,546,639	2,538,684
3.000%, 07/20/49	1,547,614	1,613,448
3.000%, 10/20/49	789,732	834,398
3.150%, 06/16/60	4,356,753	4,586,771
5.948%, -1 x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	699,999	151,509
6.344%, -1 x 1M LIBOR + 6.500%, 03/20/39 (a) (b)	7,624	22
6.494%, -1 x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	313,491	27,099
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (d)	33,800,000	35,120,312
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (d)	62,200,000	64,299,250

		689,893,281

Federal Agencies—39.8%
Fannie Mae Principal Strip Zero Coupon, 05/15/30	30,000,000	26,706,239
Federal Agricultural Mortgage Corp. 2.600%, 03/29/21	20,000,000	20,243,463
Federal Farm Credit Banks Funding Corp.
0.220%, 09/08/23	20,000,000	19,979,808
0.780%, 06/16/25	10,000,000	10,012,860
1.480%, 03/10/26	10,000,000	10,044,825
1.750%, 10/26/20	15,000,000	15,017,756
2.700%, 10/26/27	10,000,000	11,401,283
2.750%, 04/25/22	20,000,000	20,809,587
Federal Home Loan Bank
0.375%, 09/04/25	15,000,000	14,994,641
0.500%, 04/14/25	14,000,000	14,103,057
1.875%, 11/29/21	40,000,000	40,797,482
2.125%, 06/09/23	17,700,000	18,601,064
2.500%, 02/13/24	10,000,000	10,754,306
2.750%, 12/13/24	10,000,000	11,006,303
3.250%, 11/16/28 (e)	40,000,000	47,994,140
5.250%, 12/11/20	12,000,000	12,119,523

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,663,557
Zero Coupon, 12/17/29	5,562,000	4,979,039
Zero Coupon, 12/15/36	24,765,000	18,620,447
0.250%, 06/26/23	13,000,000	13,010,738
0.250%, 08/24/23	20,000,000	20,001,735
0.250%, 09/08/23	10,000,000	10,006,269
0.375%, 04/20/23 (e)	6,000,000	6,031,308
0.375%, 05/05/23	10,000,000	10,042,213
2.750%, 06/19/23 (e)	20,000,000	21,350,529
Federal National Mortgage Association
0.250%, 05/22/23	8,000,000	8,005,177
0.625%, 04/22/25	5,000,000	5,066,663
0.875%, 08/05/30	25,000,000	24,586,346
2.625%, 09/06/24 (e)	22,000,000	24,017,183
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,961,767
Zero Coupon, 07/15/32	9,000,000	7,622,578
Overseas Private Investment Corp.
Zero Coupon, 07/01/21	4,206,631	4,532,338
Zero Coupon, 07/17/21	17,339,771	18,692,681
2.310%, 11/15/30	6,791,977	7,336,671
3.330%, 05/15/33	6,421,933	7,395,415
3.490%, 12/20/29	9,747,048	11,127,544
3.540%, 06/15/30	11,470,777	13,119,826
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/21	9,030,000	9,004,942
Zero Coupon, 07/15/26	4,230,000	4,078,152
Zero Coupon, 10/15/29	14,996,000	13,649,443
Resolution Funding Corp. Principal Strip
Zero Coupon, 10/15/20	38,159,000	38,156,868
Zero Coupon, 01/15/21	20,000,000	19,985,910
Zero Coupon, 01/15/30	25,000,000	22,462,381
Zero Coupon, 04/15/30	30,000,000	26,775,434
Tennessee Valley Authority 3.875%, 02/15/21 (e)	35,000,000	35,482,862
United States Department of Housing and Urban Development
2.668%, 08/01/24	8,000,000	8,662,021
2.738%, 08/01/25	6,000,000	6,647,582
United States International Development Finance Corp. 1.110%, 05/15/29	14,000,000	14,267,791

		750,929,747

U.S. Treasury—10.3%
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (f)	3,526,705	4,147,873
1.000%, 02/15/48 (f)	2,416,219	3,321,924
1.375%, 02/15/44 (f)	34,346,895	48,719,371
2.125%, 02/15/40 (f)	10,307,702	15,763,268
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/30 (f)	24,870,183	27,464,713
U.S. Treasury Notes
1.375%, 05/31/21	10,000,000	10,080,469
1.500%, 01/31/27	17,000,000	18,164,101
1.875%, 07/31/26	62,000,000	67,408,047

		195,069,766

Total U.S. Treasury & Government Agencies (Cost $1,569,637,465)		1,635,892,794

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Foreign Government—8.6%

Security Description	Principal Amount*	Value

Sovereign—8.6%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	10,000,000	$10,700,000
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	5,996,760
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	410,000	426,433
3.750%, 04/25/22	1,900,000	1,976,152
4.750%, 02/11/29	6,280,000	7,447,398
4.875%, 05/05/21	2,957,000	3,028,293
5.875%, 01/15/24 (144A)	1,060,000	1,219,632
Israel Government AID Bonds
5.500%, 09/18/23	2,000,000	2,297,759
5.500%, 12/04/23	24,290,000	28,143,390
5.500%, 04/26/24	21,550,000	25,572,614
Mexico Government International Bond 4.500%, 04/22/29 (e)	12,280,000	13,747,460
Panama Government International Bonds
3.750%, 03/16/25	5,650,000	6,165,562
4.500%, 05/15/47	3,200,000	3,996,000
4.500%, 04/01/56	1,450,000	1,812,500
Peruvian Government International Bonds
5.625%, 11/18/50	1,900,000	3,025,750
6.550%, 03/14/37	2,770,000	4,186,163
Poland Government International Bond 4.000%, 01/22/24 (e)	7,870,000	8,763,875
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	10,141,014
Ukraine Government AID Bond
1.471%, 09/29/21	20,000,000	20,248,906
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	4,292,000

Total Foreign Government (Cost $152,319,287)		163,187,661

Corporate Bonds & Notes—5.8%

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	1,615,075

Diversified Financial Services—2.4%
Postal Square L.P. 6.500%, 06/15/22	2,527,920	2,663,597
Private Export Funding Corp.
2.650%, 02/16/21 (144A)	20,000,000	20,183,053
3.250%, 06/15/25	20,000,000	22,349,189

		45,195,839

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,722,000
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,680,000

		9,402,000

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,707,300
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,707,500

		7,414,800

Sovereign—2.4%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	45,000,000	45,979,524

Total Corporate Bonds & Notes (Cost $107,914,404)		109,607,238

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.2%
Alternative Loan Trust 0.356%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,562,491	1,174,263
Banc of America Funding Trust 0.325%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	4,147,140	3,954,813
Banc of America Mortgage Trust 3.117%, 07/25/35 (b)	26,496	25,600
BCAP LLC Trust 0.325%, 1M LIBOR + 0.150%, 11/27/36 (144A) (b)	5,323,293	5,287,006
Citigroup Mortgage Loan Trust 2.530%, 1Y H15 + 2.400%, 10/25/35 (b)	43,590	43,171
Connecticut Avenue Securities Trust 0.948%, 1M LIBOR + 0.800%, 01/25/40 (144A) (b)	2,880,246	2,868,293
Countrywide Home Loan Reperforming Loan REMIC Trust 0.568%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	328,022	294,692
GMAC Mortgage Corp. Loan Trust 3.547%, 11/19/35 (b)	155,881	147,285
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,923,600	4,175,885
JPMorgan Mortgage Trust
3.089%, 06/25/34 (b)	61,884	59,890
3.500%, 10/25/48 (144A) (b)	2,137,596	2,194,139
MASTR Adjustable Rate Mortgages Trust
0.348%, 1M LIBOR + 0.200%, 05/25/47 (b)	3,178,309	3,657,459
2.603%, 02/25/34 (b)	117,068	107,736
MASTR Reperforming Loan Trust
3.802%, 05/25/35 (144A) (b)	2,495,684	1,744,865
7.000%, 08/25/34 (144A)	261,190	227,225
Morgan Stanley Mortgage Loan Trust
0.288%, 1M LIBOR + 0.140%, 06/25/36 (b)	503,031	168,520
3.208%, 07/25/35 (b)	101,065	95,573
New Residential Mortgage Loan Trust
3.250%, 09/25/56 (144A) (b)	2,270,573	2,413,679
4.000%, 02/25/57 (144A) (b)	1,946,104	2,108,326
4.000%, 05/25/57 (144A) (b)	3,317,806	3,626,250
4.250%, 12/25/57 (144A) (b)	3,371,790	3,626,668
NovaStar Mortgage Funding Trust 0.528%, 1M LIBOR + 0.380%, 09/25/46 (b)	961,272	915,240
SACO I Trust 8.921%, 06/25/21 (144A) (b)	99,215	91,548

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust 0.328%, 1M LIBOR + 0.180%, 07/25/46 (b)	134,477	$113,324
Structured Asset Securities Corp.
0.498%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,713,471	1,468,435
3.896%, 06/25/35 (144A) (b)	91,764	84,694

Total Mortgage-Backed Securities (Cost $39,359,319)		40,674,579

Asset-Backed Securities—0.7%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II L.P. 3.290%, 02/25/24 (144A)	1,838,086	1,842,957

Asset-Backed - Home Equity—0.3%
Argent Securities, Inc.Asset-Backed Pass-Through Certificates Series 0.973%, 1M LIBOR + 0.825%, 05/25/34 (b)	4,537,811	4,467,237
Morgan Stanley Mortgage Loan Trust
0.238%, 1M LIBOR + 0.090%, 12/25/36 (b)	172,532	98,778
0.448%, 1M LIBOR + 0.300%, 03/25/36 (b)	221,948	219,650
Structured Asset Securities Corp. Mortgage Loan Trust 0.368%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,619,409	183,054

		4,968,719

Asset-Backed - Other—0.2%
Countrywide Revolving Home Equity Loan Trust 0.292%, 1M LIBOR + 0.140%, 07/15/36 (b)	328,935	315,785
Towd Point Mortgage Trust 2.250%, 04/25/56 (144A) (b)	3,148,187	3,186,050

		3,501,835

Asset-Backed - Student Loan—0.1%
National Credit Union Administration Guaranteed Notes Trust 0.506%, 1M LIBOR + 0.350%, 12/07/20 (b)	2,327,413	2,327,733

Total Asset-Backed Securities (Cost $14,522,692)		12,641,244

Short-Term Investments—2.3%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/20 at 0.000%, due on 10/01/20 with a maturity value of $22,924,731; collateralized by U.S. Treasury Note at 0.375%, maturing 09/30/27, with a market value of $23,383,268.	22,924,731	22,924,731

U.S. Treasury—1.1%
U.S. Treasury Bill 0.095%, 10/15/20 (g)	20,000,000	19,999,358

Total Short-Term Investments (Cost $42,923,990)		42,924,089

Securities Lending Reinvestments (h)—4.4%
Security Description	Principal Amount*	Value

Repurchase Agreements—1.7%
Barclays Bank plc Repurchase Agreement dated 09/30/20 at 0.180%, due on 10/01/20 with a maturity value of $2,200,011; collateralized by various Common Stock with an aggregate market value of $2,444,802.	2,200,000	2,200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $5,000,014; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.471% - 3.125%, maturity dates ranging from 10/24/22 - 02/15/46, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/20 at 0.100%, due on 10/01/20 with a maturity value of $2,100,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 2.250%, maturity dates ranging from 11/30/21 - 11/15/27, and an aggregate market value of $2,142,000.	2,100,000	2,100,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $5,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 2.760%, maturity dates ranging from 09/20/50 - 01/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/20 at 0.060%, due on 10/01/20 with a maturity value of $3,749,769; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.140% - 6.625%, maturity dates ranging from 10/15/20 - 10/20/49, and an aggregate market value of $3,824,758.	3,749,763	3,749,763
National Bank of Canada
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $1,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $1,108,670.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,700,016; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $2,993,409.	2,700,000	2,700,000
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $2,300,013; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 2.500%, maturity dates ranging from 11/15/21 - 10/31/26, and various Common Stock with an aggregate market value of $2,549,941.	2,300,000	2,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/20 at 0.260%, due on 10/07/20 with a maturity value of $1,200,061; collateralized by various Common Stock with an aggregate market value of $1,333,636.	1,200,000	1,200,000

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/20 at 0.200%, due on 10/01/20 with a maturity value of $1,400,008; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	$1,400,000
Repurchase Agreement dated 09/30/20 at 0.245%, due on 10/07/20 with a maturity value of $1,400,067; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	1,400,000
Societe Generale
Repurchase Agreement dated 09/30/20 at 0.210%, due on 10/01/20 with a maturity value of $3,000,018; collateralized by various Common Stock with an aggregate market value of $3,334,616.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/20 at 0.240%, due on 10/07/20 with a maturity value of $1,000,047; collateralized by various Common Stock with an aggregate market value of $1,111,539.	1,000,000	1,000,000

		32,049,763

Mutual Funds—2.7%
AB Government Money Market Portfolio, Institutional Class 0.050% (i)	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares 0.010% (i)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.010% (i)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.030% (i)	6,300,000	6,300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.020% (i)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.010% (i)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.020% (i)	3,000,000	3,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.030% (i)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.030% (i)	9,500,000	9,500,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.050% (i)	5,000,000	5,000,000

		51,300,000

Total Securities Lending Reinvestments (Cost $83,349,763)		83,349,763

Total Investments—110.6% (Cost $2,010,026,920)		2,088,277,368
Other assets and liabilities (net)—(10.6)%		(200,220,549)

Net Assets—100.0%		$1,888,056,819

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2020, the market value of securities loaned was $82,371,015 and the collateral received consisted of cash in the amount of $83,349,763 and non-cash collateral with a value of $1,537,200. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Principal amount of security is adjusted for inflation.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2020.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020, the market value of 144A securities was $88,343,786, which is 4.7% of net assets.

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/21/20	(352)	USD	(62,051,000)	$483,281
U.S. Treasury Note 10 Year Futures	12/21/20	(667)	USD	(93,067,344)	(100,338)
U.S. Treasury Ultra Long Bond Futures	12/21/20	(263)	USD	(58,336,688)	556,846

Net Unrealized Appreciation					$939,789

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,635,892,794	$—	$1,635,892,794
Total Foreign Government*	—	163,187,661	—	163,187,661
Total Corporate Bonds & Notes*	—	109,607,238	—	109,607,238
Total Mortgage-Backed Securities*	—	40,674,579	—	40,674,579
Total Asset-Backed Securities*	—	12,641,244	—	12,641,244
Total Short-Term Investments*	—	42,924,089	—	42,924,089
Securities Lending Reinvestments
Repurchase Agreements	—	32,049,763	—	32,049,763
Mutual Funds	51,300,000	—	—	51,300,000
Total Securities Lending Reinvestments	51,300,000	32,049,763	—	83,349,763
Total Investments	$51,300,000	$2,036,977,368	$—	$2,088,277,368

Collateral for Securities Loaned (Liability)	$—	$(83,349,763)	$—	$(83,349,763)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,040,127	$—	$—	$1,040,127
Futures Contracts (Unrealized Depreciation)	(100,338)	—	—	(100,338)
Total Futures Contracts	$939,789	$—	$—	$939,789

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-299

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV’) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTII-300

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-301